UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Brian Hartigan

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders February 29, 2024 BKLN Invesco Senior Loan ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco Senior Loan ETF (BKLN)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-93.09%(a)(b)
Aerospace & Defense-2.98%
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	9.18%	02/01/2028	$114,374	$114,636,163
TransDigm, Inc., Term Loan I (3 mo. SOFR + 3.25%)	8.60%	08/24/2028	87,766	88,036,778

				202,672,941

Air Transport-1.55%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 5.01%)	10.33%	04/20/2028	53,988	55,004,734
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. SOFR + 5.40%)	10.77%	06/21/2027	249	256,695
United AirLines, Inc., Term Loan B (3 mo. SOFR + 2.75%)(c)	8.08%	02/22/2031	50,085	50,116,306

				105,377,735

Automotive-1.82%
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	05/04/2028	49,147	49,254,833
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL), Term Loan (Canada) (1 mo. SOFR + 3.00%)	8.33%	05/06/2030	57,535	57,652,036
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	01/30/2031	16,600	16,646,302

				123,553,171

Beverage & Tobacco-1.84%
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.08%	07/31/2028	72,395	72,285,544
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 3.51%)	8.86%	03/31/2028	53,609	52,771,828

				125,057,372

Building & Development-2.22%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	8.67%	04/12/2028	47,427	46,969,125
LBM Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.85%)	9.18%	12/17/2027	54,465	54,366,725
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.74%)	8.07%	02/01/2027	49,548	49,616,751

				150,952,601

Business Equipment & Services-8.78%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	9.18%	05/12/2028	77,472	77,260,064
Asurion LLC
Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	10.69%	01/20/2029	56,611	53,545,698
Term Loan B-8 (1 mo. SOFR + 3.36%)	8.69%	12/23/2026	64,012	63,727,395
Boost Newco Borrower LLC (WorldPay), Term Loan (1 mo. SOFR + 3.00%)	8.33%	01/31/2031	26,297	26,428,647
Cloud Software Group, Inc., Term Loan B (3 mo. SOFR + 4.60%)	9.95%	03/30/2029	95,032	94,343,730
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. SOFR + 2.75%)	8.07%	01/18/2029	63,801	63,729,262
Endure Digital, Inc. (Eagle Company), Term Loan B (6 mo. SOFR + 3.93%)	9.42%	02/10/2028	48,923	48,005,962
Mitchell International, Inc., First Lien Term Loan (1 mo. SOFR + 3.86%)	9.19%	10/15/2028	46,809	46,652,056
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.26%)	9.57%	06/02/2028	74,247	72,850,799
Tempo Acquisition LLC, Term Loan (1 mo. SOFR + 2.75%)	8.08%	08/31/2028	50,613	50,747,428

				597,291,041

Cable & Satellite Television-4.96%
Charter Communications Operating LLC, Term Loan B-2 (1 mo. SOFR + 1.75%)	7.08%	02/01/2027	66,301	66,150,386
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.93%	04/15/2027	58,014	54,483,819
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	10.81%	08/15/2028	86,911	80,392,604
Telenet - LG, Term Loan AR (1 mo. SOFR + 2.11%)	7.43%	04/30/2028	40,815	39,845,494
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	7.93%	01/31/2028	54,029	53,605,633
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.61%)	7.93%	04/30/2028	43,947	43,318,169

				337,796,105

Chemicals & Plastics-2.29%
AkzoNoble Chemicals, Term Loan (3 mo. SOFR + 4.10%)	9.42%	04/03/2028	61,474	61,589,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics-(continued)
Charter NEX US, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.83%	12/01/2027	$45,452	$45,484,031
Univar, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.82%	08/01/2030	48,812	48,957,360

				156,030,732

Clothing & Textiles-0.82%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. SOFR + 3.60%)	8.93%	12/21/2028	55,313	55,516,760

Containers & Glass Products-0.87%
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 3.78%)	9.10%	04/13/2029	58,945	58,951,162

Cosmetics & Toiletries-0.71%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.35%)	8.67%	05/10/2027	48,660	48,272,016

Drugs-3.16%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. SOFR + 5.50%)	10.83%	05/04/2028	49,219	49,178,113
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. SOFR + 2.10%)	7.43%	11/15/2027	45,646	44,852,967
Jazz Pharmaceuticals, Inc., Term Loan B-1 (1 mo. SOFR + 3.11%)	8.44%	05/05/2028	55,153	55,290,576
Phoenix Guarantor, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.58%	02/21/2031	30,000	29,696,850
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 5.35%)	10.67%	02/01/2027	45,000	35,915,612

				214,934,118

Electronics & Electrical-14.35%
Applied Systems, Inc., First Lien Term Loan(d)	-	02/24/2031	2,779	2,792,867
Boxer Parent Co., Inc., Term Loan (1 mo. SOFR + 4.25%)	9.58%	12/29/2028	63,685	63,967,200
Central Parent LLC, First Lien Term Loan (3 mo. SOFR + 4.00%)	9.35%	07/06/2029	76,676	76,941,397
CommScope, Inc., Term Loan (1 mo. SOFR + 3.36%)	8.69%	04/06/2026	60,409	54,762,149
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	8.94%	06/02/2028	73,267	71,532,307
Gen Digital, Inc. (aka NortonLifeLock, Inc.)
Term Loan A (1 mo. SOFR + 1.85%)	7.18%	09/10/2027	76,726	76,438,555
Term Loan B (1 mo. SOFR + 2.10%)	7.43%	09/12/2029	65,059	64,973,658
McAfee Enterprise, First Lien Term Loan (3 mo. SOFR + 5.26%)	10.57%	07/27/2028	65,778	39,777,559
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 3.85%)	9.18%	03/01/2029	104,989	104,763,743
Open Text Corp., Term Loan (Canada) (1 mo. SOFR + 2.85%)	8.18%	01/31/2030	66,059	66,206,461
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.36%)	8.69%	08/31/2028	50,409	50,387,625
Qlik Technologies, Term Loan (3 mo. SOFR + 4.75%)	10.06%	10/28/2030	48,247	48,441,194
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.40%)	9.71%	02/01/2029	56,134	44,704,004
RealPage, Inc., First Lien Term Loan (1 mo. SOFR + 3.11%)	8.44%	04/24/2028	68,049	66,318,189
Syncsort, Inc., First Lien Term Loan (3 mo. SOFR + 4.26%)	9.59%	04/24/2028	49,250	48,991,056
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.50%)	8.81%	02/10/2031	95,157	95,394,732

				976,392,696

Financial Intermediaries-2.67%
Aretec Group, Inc. (fka RCS Capital Corp.), Term Loan B-1 (1 mo. SOFR + 4.60%)	9.93%	08/09/2030	40,799	41,015,718
Citadel Securities L.P., Term Loan (1 mo. SOFR + 2.25%)	7.58%	07/29/2030	79,014	79,041,834
Jane Street Group LLC, Term Loan (1 mo. SOFR + 2.61%)	7.94%	01/26/2028	61,896	61,830,202

				181,887,754

Food Products-0.76%
Froneri International PLC, First Lien Term Loan B-2 (United Kingdom) (1 mo. SOFR + 2.35%)	7.68%	01/29/2027	51,569	51,611,440

Food Service-2.62%
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	8.18%	12/15/2027	87,475	87,477,757
New Red Finance, Inc., Term Loan B-5 (1 mo. SOFR + 2.25%)	7.58%	09/23/2030	91,004	90,736,280

				178,214,037

Health Care-12.97%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.58%	02/15/2029	124,559	123,799,326
DaVita, Inc., Term Loan B-1 (1 mo. SOFR + 1.75%)	7.19%	08/12/2026	52,452	52,469,332
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	7.18%	08/01/2027	80,412	79,515,449
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	9.45%	10/01/2027	85,256	81,738,855
ICON PLC
Term Loan (3 mo. SOFR + 2.51%)	7.86%	07/03/2028	10,223	10,249,570
Term Loan (3 mo. SOFR + 2.51%)	7.86%	07/03/2028	41,033	41,138,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan (1 mo. SOFR + 3.11%)	8.44%	10/23/2028	$116,395	$116,540,434
Organon & Co., Term Loan B (1 mo. SOFR + 3.11%)	8.43%	06/02/2028	48,991	49,113,251
PAREXEL International Corp., First Lien Term Loan (1 mo. SOFR + 3.36%)	8.69%	11/15/2028	56,032	56,049,684
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health), Term Loan (Switzerland) (3 mo. SOFR + 3.60%)	8.95%	10/01/2026	63,786	63,950,134
Syneos Health, Inc., Term Loan (1 mo. SOFR + 4.00%)	9.35%	09/27/2030	53,740	53,135,694
Verscend Holding Corp.
Term Loan B(d)	-	02/24/2031	85,000	84,787,500
Term Loan B-1 (1 mo. SOFR + 4.11%)	9.44%	08/27/2025	70,158	70,297,189

				882,784,466

Home Furnishings-1.06%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.82%	02/26/2029	72,969	72,277,445

Industrial Equipment-2.76%
Madison IAQ LLC, Term Loan (1 mo. SOFR + 3.36%)	8.68%	06/21/2028	50,200	50,088,100
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.82%	08/17/2029	81,477	81,484,046
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. SOFR + 3.93%)	9.08%	07/30/2027	56,058	56,207,288

				187,779,434

Insurance-6.12%
Acrisure LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.94%	02/15/2027	62,810	62,825,069
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. SOFR + 3.50%)	8.82%	11/06/2030	37,229	37,285,895
AmWINS Group LLC, Term Loan (1 mo. SOFR + 2.36%)	7.69%	02/19/2028	50,695	50,546,599
Hub International Ltd., Term Loan B (3 mo. SOFR + 3.25%)	8.57%	06/20/2030	92,388	92,393,054
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. SOFR + 3.49%)	8.81%	02/15/2031	50,000	49,807,250
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.08%	02/24/2028	71,823	72,010,701
USI, Inc., Term Loan B (3 mo. SOFR + 3.00%)	8.35%	11/22/2029	51,646	51,687,819

				416,556,387

Leisure Goods, Activities & Movies-0.79%
UFC Holdings LLC, Term Loan B-3 (3 mo. SOFR + 3.01%)	8.34%	04/29/2026	53,546	53,665,917

Lodging & Casinos-3.29%
Caesars Entertainment, Inc.
Incremental Term Loan B (3 mo. SOFR + 3.35%)	8.66%	02/06/2030	44,570	44,693,850
Term Loan (3 mo. SOFR + 2.75%)	8.04%	02/06/2031	42,507	42,524,767
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.33%	01/27/2029	65,636	65,765,224
Stars Group (US) Co-Borrower LLC, Term Loan B (3 mo. SOFR + 2.35%)	7.70%	11/25/2030	71,361	71,190,576

				224,174,417

Nonferrous Metals & Minerals-0.74%
Prince Mineral Holding Corp., Term Loan (3 mo. SOFR + 4.40%)	9.72%	04/23/2029	51,578	50,461,047

Publishing-2.15%
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.58%	05/03/2028	83,467	82,225,171
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	10.42%	04/11/2029	69,691	64,141,607

				146,366,778

Radio & Television-0.02%
DIRECTV Financing LLC, Term Loan B (1 mo. SOFR + 5.11%)	10.44%	08/02/2027	1,100	1,100,439

Rail Industries-0.74%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 2.10%), (Acquired 04/27/2020 - 01/23/2024; Cost $50,237,230)(e)	7.45%	12/30/2026	50,561	50,619,351

Retailers (except Food & Drug)-3.25%
Bass Pro Group LLC, Term Loan B-2 (1 mo. SOFR + 3.86%)	9.19%	03/06/2028	90,660	90,838,527
Harbor Freight Tools USA, Inc., Term Loan (1 mo. SOFR + 2.75%)	8.08%	10/19/2027	58,684	58,357,158
Pilot Travel Centers LLC, Term Loan B (1 mo. SOFR + 2.10%)	7.43%	08/04/2028	72,003	72,077,865

				221,273,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications-5.30%
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. SOFR + 4.00%)	9.35%	12/17/2027	$18,108	$18,017,677
CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.36%)	7.69%	03/15/2027	74,805	54,782,851
Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. SOFR + 4.11%)	9.44%	12/01/2027	50,192	50,422,082
II-VI, Inc., Term Loan B (1 mo. SOFR + 2.86%)	8.19%	07/02/2029	48,319	48,415,231
Level 3 Financing, Inc., Term Loan B (1 mo. SOFR + 1.86%)	7.19%	03/01/2027	48,543	47,855,117
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.36%)	8.69%	09/25/2026	72,249	59,515,408
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.11%)	8.44%	03/09/2027	90,193	81,436,171

				360,444,537

Utilities-1.50%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	8.08%	01/20/2031	59,791	59,631,593
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 2.00%)	7.33%	12/20/2030	42,445	42,307,905

				101,939,498

Total Variable Rate Senior Loan Interests (Cost $6,278,777,923)				6,333,954,947

U.S. Dollar Denominated Bonds & Notes-2.52%

Aerospace & Defense-0.16%
TransDigm, Inc.(f)	6.25%	03/15/2026	9,081	9,076,590
TransDigm, Inc.(f)	6.88%	12/15/2030	2,000	2,025,820

				11,102,410

Capital Markets-0.09%
Aretec Group, Inc.(f)	10.00%	08/15/2030	2,000	2,180,000
GTCR W-2 Merger Sub LLC(f)	7.50%	01/15/2031	3,718	3,880,923

				6,060,923

Commercial Services & Supplies-0.19%
Allied Universal Holdco LLC(f)	7.88%	02/15/2031	8,569	8,520,410
Madison IAQ LLC(f)	4.13%	06/30/2028	2,000	1,823,897
Neptune Bidco US, Inc.(f)	9.29%	04/15/2029	3,000	2,826,215

				13,170,522

Construction Materials-0.06%
Camelot Return Merger Sub, Inc.(f)	8.75%	08/01/2028	4,000	4,108,420

Diversified Telecommunication Services-0.02%
Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	2,000	1,667,340

Electric Utilities-0.15%
Vistra Operations Co. LLC(f)	5.13%	05/13/2025	8,030	7,971,242
Vistra Operations Co. LLC(f)	4.30%	07/15/2029	2,000	1,865,752

				9,836,994

Health Care Equipment & Supplies-0.18%
Bausch & Lomb Corp.(f)	8.38%	10/01/2028	2,000	2,092,500
Medline Borrower L.P.(f)	3.88%	04/01/2029	11,000	9,872,479

				11,964,979

Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,000	1,056,619

Hotels, Restaurants & Leisure-0.33%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	14,006,621
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	4,000	3,609,995
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	2,000	1,758,468
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	2,859	2,882,180

				22,257,264

Insurance-0.42%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	7,282	6,466,672
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	7.00%	01/15/2031	11,161	11,125,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-(continued)
AmWINS Group, Inc.(f)	6.38%	02/15/2029	$1,080	$1,081,379
HUB International Ltd.(f)	7.25%	06/15/2030	10,000	10,207,680

				28,880,960

Machinery-0.03%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	2,000	1,924,002

Media-0.41%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	4.91%	07/23/2025	1,000	986,431
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,745,420
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium)(f)	5.50%	03/01/2028	6,400	6,037,440
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	13,000	11,375,000
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,290,480
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	3,000	2,675,389

				28,110,160

Passenger Airlines-0.18%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.50%	04/20/2026	2,472	2,451,936
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.75%	04/20/2029	5,128	5,019,691
United AirLines, Inc.(f)	4.38%	04/15/2026	895	862,372
United AirLines, Inc.(f)	4.63%	04/15/2029	4,478	4,134,917

				12,468,916

Pharmaceuticals-0.11%
Bausch Health Cos., Inc.(f)	11.00%	09/30/2028	5,500	3,712,500
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(f)	4.13%	04/30/2028	3,832	3,510,478

				7,222,978

Professional Services-0.05%
CoreLogic, Inc.(f)	4.50%	05/01/2028	4,000	3,546,780

Software-0.11%
Cloud Software Group, Inc.(f)	6.50%	03/31/2029	2,000	1,863,766
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	6,250	5,840,618

				7,704,384

Specialty Retail-0.01%
Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	331	340,382

Total U.S. Dollar Denominated Bonds & Notes (Cost $178,540,485)				171,424,033

			Shares
Money Market Funds-12.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(g)(h) (Cost $820,399,723)			820,399,723	820,399,723

TOTAL INVESTMENTS IN SECURITIES-107.67% (Cost $7,277,718,131)				7,325,778,703
OTHER ASSETS LESS LIABILITIES-(7.67)%				(521,985,349)

NET ASSETS-100.00%				$6,803,793,354

Investment Abbreviations:

LIBOR-London Interbank Offered Rate

SOFR -Secured Overnight Financing Rate

USD   -U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	This variable rate interest will settle after February 29, 2024, at which time the interest rate will be determined.
(e)	Restricted security. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.
(f)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $170,437,602, which represented 2.51% of the Fund’s Net Assets.

(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Premier U.S. Government Money Portfolio, Institutional Class	$384,904,842	$6,350,138,982	$(5,914,644,101)	$-	$-	$820,399,723	$23,955,492

(h)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Senior Loan ETF (BKLN)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of February 29, 2024
Baa3	2.69
Ba1	9.80
Ba2	6.72
Ba3	9.71
B1	15.14
B2	40.31
B3	9.02
Caa1	0.59
Caa2	0.08
Caa3	0.81
NR	0.74
Money Market Fund Plus Other Assets Less Liabilities	4.39

*

Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under “Ratings & Assessments” on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$6,505,378,980
Affiliated investments in securities, at value	820,399,723
Cash	6,614,256
Receivable for:
Dividends and interest	30,652,164
Investments sold	84,748,026
Fund shares sold	14,776,922
Expenses absorbed	130,992

Total assets	7,462,701,063

Liabilities:
Due to broker	2,247,462
Payable for:
Investments purchased	653,254,995
Accrued unitary management fees	3,403,305
Accrued tax expenses	1,947

Total liabilities	658,907,709

Net Assets	$6,803,793,354

Net assets consist of:
Shares of beneficial interest	$7,942,727,188
Distributable earnings (loss)	(1,138,933,834)

Net Assets	$6,803,793,354

Shares outstanding (unlimited amount authorized, $0.01 par value)	321,900,000
Net asset value	$21.14

Market price	$21.12

Unaffiliated investments in securities, at cost	$6,457,318,408

Affiliated investments in securities, at cost	$820,399,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$222,027,588
Affiliated dividend income	23,955,492

Total investment income	245,983,080

Expenses:
Unitary management fees	17,365,138
Tax expenses	650
Other expenses	(2,864)

Total expenses	17,362,924

Less: Waivers	(817,959)

Net expenses	16,544,965

Net investment income	229,438,115

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(19,639,593)

Change in net unrealized appreciation on unaffiliated investment securities	36,979,149

Net realized and unrealized gain	17,339,556

Net increase in net assets resulting from operations	$246,777,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$229,438,115	$314,658,408
Net realized gain (loss)	(19,639,593)	(122,316,603)
Change in net unrealized appreciation	36,979,149	110,895,680

Net increase in net assets resulting from operations	246,777,671	303,237,485

Distributions to Shareholders from:
Distributable earnings	(228,905,950)	(320,198,854)

Shareholder Transactions:
Proceeds from shares sold	3,727,950,330	2,967,223,577
Value of shares repurchased	(1,022,134,538)	(2,995,220,298)
Transaction fees	3,385,128	11,837,894

Net increase (decrease) in net assets resulting from share transactions	2,709,200,920	(16,158,827)

Net increase (decrease) in net assets	2,727,072,641	(33,120,196)

Net assets:
Beginning of period	4,076,720,713	4,109,840,909

End of period	$6,803,793,354	$4,076,720,713

Changes in Shares Outstanding:
Shares sold	176,900,000	142,300,000
Shares repurchased	(48,600,000)	(143,700,000)
Shares outstanding, beginning of period	193,600,000	195,000,000

Shares outstanding, end of period	321,900,000	193,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019

Per Share Operating Performance:
Net asset value at beginning of period	$21.06		$21.08	$22.13	$21.82	$22.57	$23.11

Net investment income(a)	0.90		1.68	0.77	0.68	0.93	1.07
Net realized and unrealized gain (loss) on investments	0.07		(0.07)	(1.18)	0.31	(0.88)	(0.53)

Total from investment operations	0.97		1.61	(0.41)	0.99	0.05	0.54

Distributions to shareholders from:
Net investment income	(0.90)		(1.69)	(0.73)	(0.69)	(0.91)	(1.12)
Return of capital	-		-	-	(0.02)	-	(0.02)

Total distributions	(0.90)		(1.69)	(0.73)	(0.71)	(0.91)	(1.14)

Transaction fees(a)	0.01		0.06	0.09	0.03	0.11	0.06

Net asset value at end of period	$21.14		$21.06	$21.08	$22.13	$21.82	$22.57

Market price at end of period(b)	$21.12		$21.09	$20.98	$22.15	$21.91	$22.61

Net Asset Value Total Return(c)	4.78%		8.34%	(1.44)%	4.72%	0.80%	2.68%
Market Price Total Return(c)	4.54%		9.04%	(1.99)%	4.38%	1.05%	3.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,803,793		$4,076,721	$4,109,841	$6,289,247	$4,499,824	$4,401,945
Ratio to average net assets of:
Expenses, after Waivers(d)	0.62	%(e)	0.63%	0.65%	0.64%	0.63%	0.64%
Expenses, prior to Waivers(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	8.59	%(e)	8.02%	3.53%	3.08%	4.22%	4.66%
Portfolio turnover rate(f)	98%		129%	106%	109%	107%	78%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name

Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

14

“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

15

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

16

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Index Risk. Unlike many investment companies that are “actively managed”, the Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive

17

strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency laws and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce

18

compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default, the Fund may experience lower levels of recoveries than has historically been the norm.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii)

19

any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees of $817,959.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of the Fund with Morningstar, Inc. (the “Licensor”).

The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$-	$6,283,838,641	$50,116,306	$6,333,954,947

U.S. Dollar Denominated Bonds & Notes	-	171,424,033	-	171,424,033

Money Market Funds	820,399,723	-	-	820,399,723

Total Investments	$820,399,723	$6,455,262,674	$50,116,306	$7,325,778,703

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Fund had a capital loss carryforward as of August 31, 2023, as follows:

No expiration
Short-Term	Long-Term	Total*

$286,859,715	$774,024,799	$1,060,884,514

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $7,672,982,454 and $5,055,825,665, respectively.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$ 91,368,601

Aggregate unrealized (depreciation) of investments	(157,411,509)

Net unrealized appreciation (depreciation) of investments	$ (66,042,908)

Cost of investments for tax purposes is $7,391,821,611.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 8, 2025. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six months ended February 29, 2024, there were no borrowings from the line of credit.

NOTE 9–Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six months ended February 29, 2024, there were no interests in senior loans purchased by the Fund on a participation basis.

NOTE 10–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit of delivery of a basket of securities (“Deposit Securities”).

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received

21

in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Senior Loan ETF (BKLN)

Actual	$1,000.00	$1,047.80	0.62%	$3.16

Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.62	3.12

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024

KBWB	Invesco KBW Bank ETF

KBWD	Invesco KBW High Dividend Yield Financial ETF

KBWY	Invesco KBW Premium Yield Equity REIT ETF

KBWP	Invesco KBW Property & Casualty Insurance ETF

KBWR	Invesco KBW Regional Banking ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco KBW Bank ETF (KBWB)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Asset Management & Custody Banks-10.99%
Bank of New York Mellon Corp. (The)(b)	1,044,623	$58,592,904
Northern Trust Corp.	594,882	48,857,659
State Street Corp.	693,384	51,123,202

		158,573,765

Consumer Finance-4.31%
Capital One Financial Corp.	452,108	62,214,582

Diversified Banks-45.04%
Bank of America Corp.	3,314,872	114,429,381
Citigroup, Inc.	1,095,038	60,763,659
Comerica, Inc.	378,783	18,704,304
Fifth Third Bancorp(b)	1,744,096	59,892,257
JPMorgan Chase & Co.	647,542	120,481,664
KeyCorp	2,690,239	38,389,710
PNC Financial Services Group, Inc. (The)	376,894	55,478,797
U.S. Bancorp	1,324,508	55,576,356
Wells Fargo & Co.	2,265,474	125,937,700

		649,653,828

Investment Banking & Brokerage-15.58%
Goldman Sachs Group, Inc. (The)	295,794	115,078,656
Morgan Stanley	1,273,510	109,572,800

		224,651,456

Regional Banks-23.79%
Citizens Financial Group, Inc.(b)	1,339,836	42,057,452
East West Bancorp, Inc.(b)	404,750	29,490,085
First Horizon Corp.	1,604,783	22,627,440
Huntington Bancshares, Inc.	4,161,959	54,271,945
M&T Bank Corp.	393,912	55,045,263
Regions Financial Corp.	2,673,310	49,803,765
Truist Financial Corp.	1,570,569	54,938,504

	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation(b)	314,408	$18,150,774
Zions Bancorporation N.A.(b)	425,722	16,786,219

		343,171,447

Total Common Stocks & Other Equity Interests (Cost $1,637,420,001)		1,438,265,078

Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $3,374,888)	3,374,888	3,374,888

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,640,794,889)		1,441,639,966

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.99%
Invesco Private Government Fund, 5.29%(c)(d)(e)	3,996,457	3,996,457
Invesco Private Prime Fund, 5.49%(c)(d)(e)	10,271,469	10,276,605

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,273,381)		14,273,062

TOTAL INVESTMENTS IN SECURITIES-100.94% (Cost $1,655,068,270)		1,455,913,028
OTHER ASSETS LESS LIABILITIES-(0.94)%		(13,496,174)

NET ASSETS-100.00%		$1,442,416,854

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$32,362,751	$(28,987,863)	$-	$-	$3,374,888	$18,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,165,896	$67,431,834	$(72,601,273)	$-	$-	$3,996,457	$98,829	*

Invesco Private Prime Fund	23,569,447	143,382,177	(156,676,209)	(178)	1,368	10,276,605	252,218	*

Total	$32,735,343	$243,176,762	$(258,265,345)	$(178)	$1,368	$17,647,950	$369,577

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Diversified Banks	45.04

Regional Banks	23.79

Investment Banking & Brokerage	15.58

Asset Management & Custody Banks	10.99

Consumer Finance	4.31

Money Market Funds Plus Other Assets Less Liabilities	0.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-69.62%
Asset Management & Custody Banks-6.47%
Artisan Partners Asset Management, Inc., Class A(b)	142,350	$6,131,015
Janus Henderson Group PLC(b)	176,513	5,500,145
Runway Growth Finance Corp.(b)	903,851	12,129,680

		23,760,840

Consumer Finance-2.23%
OneMain Holdings, Inc.	173,507	8,194,736

Diversified Banks-1.61%
KeyCorp	414,585	5,916,128

Diversified Financial Services-1.27%
Jackson Financial, Inc., Class A	84,501	4,651,780

Investment Banking & Brokerage-6.39%
B. Riley Financial, Inc.(b)	917,026	16,809,087
Lazard, Inc.(b)	172,712	6,656,320

		23,465,407

Life & Health Insurance-3.06%
Lincoln National Corp.	247,048	6,803,702
Prudential Financial, Inc.	40,599	4,424,885

		11,228,587

Mortgage REITs-39.41%
AGNC Investment Corp.(b)	1,436,737	13,735,206
Annaly Capital Management, Inc.(b)	618,036	11,798,307
Apollo Commercial Real Estate Finance, Inc.(b)	935,067	10,482,101
Ares Commercial Real Estate Corp.(b)	1,014,375	7,648,387
ARMOUR Residential REIT, Inc.(b)	1,202,732	23,814,094
Dynex Capital, Inc.(b)	925,182	11,416,746
Ellington Financial, Inc.	330,681	3,746,616
KKR Real Estate Finance Trust, Inc.(b)	846,271	8,251,142
MFA Financial, Inc.(b)	931,622	10,452,799
New York Mortgage Trust, Inc.(b)	1,205,470	8,691,439
Ready Capital Corp.(b)	1,070,060	9,448,630
TPG RE Finance Trust, Inc.(b)	2,133,290	15,957,009
Two Harbors Investment Corp.	727,284	9,214,688

		144,657,164

Regional Banks-7.21%
Eagle Bancorp, Inc.(b)	247,897	5,904,906
First Interstate BancSystem, Inc., Class A	217,684	5,729,443
New York Community Bancorp, Inc.	596,059	2,855,123
Northwest Bancshares, Inc.	500,333	5,733,816
Washington Trust Bancorp, Inc.	243,157	6,258,861

		26,482,149

Investment Abbreviations:

BDC  -Business Development Company

REIT -Real Estate Investment Trust

	Shares	Value
Transaction & Payment Processing Services-1.97%
Western Union Co. (The)	539,423	$7,233,662

Total Common Stocks & Other Equity Interests (Cost $288,721,530)		255,590,453

Closed-End Funds-30.12%
Barings BDC, Inc. (Acquired 12/15/2023 - 02/28/2024; Cost $8,738,063)(c)	992,126	9,722,835
BlackRock TCP Capital Corp.(b)	745,413	7,990,827
Capital Southwest Corp., BDC(b)	385,662	9,302,168
Fidus Investment Corp.(b)	570,934	11,201,725
FS KKR Capital Corp., BDC	556,602	10,508,646
Goldman Sachs BDC, Inc., BDC(b)	643,893	9,671,273
MidCap Financial Investment Corp., BDC(b)	650,219	9,577,726
PennantPark Investment Corp., BDC(b)	1,562,321	10,655,029
Prospect Capital Corp., BDC(b)	1,788,370	9,871,802
Trinity Capital, Inc., BDC(b)	769,542	11,189,141
TriplePoint Venture Growth BDC Corp., BDC (Acquired 12/16/2022 - 11/15/2023; Cost $11,287,957)(b)(c)	1,010,404	10,892,155

		110,583,327

Total Closed-End Funds (Cost $103,975,065)		110,583,327

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $392,696,595)		366,173,780

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.54%
Invesco Private Government Fund, 5.29%(d)(e)(f)	32,397,315	32,397,315
Invesco Private Prime Fund, 5.49%(d)(e)(f)	83,336,427	83,378,095

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,789,318)		115,775,410

TOTAL INVESTMENTS IN SECURITIES-131.28% (Cost $508,485,913)		481,949,190
OTHER ASSETS LESS LIABILITIES-(31.28)%		(114,843,103)

NET ASSETS-100.00%		$367,106,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Restricted security. The aggregate value of these securities at February 29, 2024 was $20,614,990, which represented 5.62% of the Fund’s Net Assets.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$8,464,186	$(8,464,186)	$-	$-	$-	$6,116

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	28,150,755	133,139,553	(128,892,993)	-	-	32,397,315	676,622	*

Invesco Private Prime Fund	72,387,657	280,952,691	(269,988,749)	(13,299)	39,795	83,378,095	1,840,907	*

Total	$100,538,412	$422,556,430	$(407,345,928)	$(13,299)	$39,795	$115,775,410	$2,523,645

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Mortgage REITs	39.41

Closed-End Funds	30.12

Regional Banks	7.21

Asset Management & Custody Banks	6.47

Investment Banking & Brokerage	6.39

Life & Health Insurance	3.06

Sub-Industry Types Each Less Than 3%	7.08

Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Diversified REITs-20.26%
American Assets Trust, Inc.	270,008	$5,824,073
Armada Hoffler Properties, Inc.(b)	534,787	5,444,132
Broadstone Net Lease, Inc.(b)	368,077	5,488,028
Gladstone Commercial Corp.(b)	636,138	7,875,388
Global Net Lease, Inc.(b)	1,521,438	10,969,568
W.P. Carey, Inc.(b)	91,386	5,147,773

		40,748,962

Health Care REITs-15.50%
Global Medical REIT, Inc.(b)	692,593	6,198,707
Healthcare Realty Trust, Inc.	439,522	6,056,613
LTC Properties, Inc.(b)	177,073	5,570,717
Omega Healthcare Investors, Inc.(b)	220,514	6,862,396
Sabra Health Care REIT, Inc.(b)	467,058	6,482,765

		31,171,198

Hotel & Resort REITs-6.68%
Apple Hospitality REIT, Inc.	286,890	4,616,060
Service Properties Trust	1,296,258	8,814,555

		13,430,615

Industrial REITs-6.77%
Innovative Industrial Properties, Inc.(b)	89,439	8,764,128
LXP Industrial Trust	560,175	4,851,115

		13,615,243

Multi-Family Residential REITs-4.72%
Apartment Income REIT Corp.	154,350	4,679,892
NexPoint Residential Trust, Inc.	164,859	4,815,531

		9,495,423

Office REITs-21.12%
Easterly Government Properties, Inc.(b)	646,656	7,630,541
Highwoods Properties, Inc.(b)	461,333	11,279,592
Office Properties Income Trust(b)(c)	2,664,071	7,113,069
Piedmont Office Realty Trust, Inc., Class A(b)	1,068,466	6,699,282
SL Green Realty Corp.	201,242	9,756,212

		42,478,696

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Other Specialized REITs-17.40%
EPR Properties(b)	136,980	$5,627,138
Four Corners Property Trust, Inc.(b)	216,822	5,242,756
Gaming and Leisure Properties, Inc.	111,039	5,050,054
Outfront Media, Inc.	664,547	9,549,540
Uniti Group, Inc.(b)	1,624,968	9,522,313

		34,991,801

Retail REITs-4.36%
Getty Realty Corp.(b)	172,578	4,549,156
Kimco Realty Corp.	213,583	4,220,400

		8,769,556

Self-Storage REITs-3.01%
National Storage Affiliates Trust(b)	168,712	6,041,577

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $231,278,611)		200,743,071

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.18%
Invesco Private Government Fund, 5.29%(c)(d)(e)	11,365,777	11,365,777
Invesco Private Prime Fund, 5.49%(c)(d)(e)	29,211,679	29,226,285

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,596,181)		40,592,062

TOTAL INVESTMENTS IN SECURITIES-120.00% (Cost $271,874,792)		241,335,133
OTHER ASSETS LESS LIABILITIES-(20.00)%		(40,222,424)

NET ASSETS-100.00%		$201,112,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$180,342	$10,045,240	$(10,225,582)	$-	$-	$-	$7,958

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,180,714	84,764,313	(92,579,250)	-	-	11,365,777	366,043	*

Invesco Private Prime Fund	49,321,834	175,634,596	(195,747,563)	(4,864)	22,282	29,226,285	964,871	*

Investments in Other Affiliates:

Office Properties Income Trust**	8,336,588	11,536,854	(2,244,236)	(8,236,691)	(2,279,446)	7,113,069	467,169

Total	$77,019,478	$281,981,003	$(300,796,631)	$(8,241,555)	$(2,257,164)	$47,705,131	$1,806,041

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of August 31, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Premium Yield Equity REIT ETF (KBWY)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

REIT Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Office REITs	21.12

Diversified REITs	20.26

Other Specialized REITs	17.40

Health Care REITs	15.50

Industrial REITs	6.77

Hotel & Resort REITs	6.68

Multi-Family Residential REITs	4.72

Retail REITs	4.36

Self-Storage REITs	3.01

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Multi-line Insurance-13.40%
American International Group, Inc.	246,554	$17,971,321
Assurant, Inc.	48,286	8,761,495
Horace Mann Educators Corp.(b)	104,433	3,779,430

		30,512,246

Property & Casualty Insurance-77.33%
Allstate Corp. (The)	117,689	18,773,749
American Financial Group, Inc.	70,922	9,054,612
Arch Capital Group Ltd.(c)	96,940	8,490,975
AXIS Capital Holdings Ltd.	143,999	9,010,017
Chubb Ltd.	70,721	17,798,354
Cincinnati Financial Corp.	78,926	8,997,564
Hanover Insurance Group, Inc. (The)(b)	65,269	8,580,915
Hartford Financial Services Group, Inc. (The)	103,796	9,947,809
James River Group Holdings Ltd.	96,262	961,657
Kemper Corp.(b)	163,899	9,396,330
Mercury General Corp.	141,608	6,894,893
ProAssurance Corp.(b)	130,352	1,607,240
Progressive Corp. (The)	98,920	18,751,275
RLI Corp.	59,828	8,761,811
Selective Insurance Group, Inc.	79,781	8,335,519
Travelers Cos., Inc. (The)	89,834	19,849,721
Universal Insurance Holdings, Inc.	74,642	1,507,022
W.R. Berkley Corp.	111,823	9,348,403

		176,067,866

	Shares	Value
Reinsurance-9.25%
Everest Group Ltd.	19,762	$7,289,807
RenaissanceRe Holdings Ltd. (Bermuda)	37,848	8,508,987
SiriusPoint Ltd. (Bermuda)(b)(c)	428,577	5,258,640

		21,057,434

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $202,872,225)		227,637,546

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.43%
Invesco Private Government Fund, 5.29%(d)(e)(f)	273,282	273,282
Invesco Private Prime Fund, 5.49%(d)(e)(f)	702,376	702,727

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $976,079)		976,009

TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $203,848,304)		228,613,555
OTHER ASSETS LESS LIABILITIES-(0.41)%		(942,138)

NET ASSETS-100.00%		$227,671,417

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$66,778	$1,127,816	$(1,194,594)	$-	$-	$-	$1,977

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,817,266	6,408,190	(7,952,174)	-	-	273,282	17,670	*

Invesco Private Prime Fund	4,672,971	15,132,340	(19,103,828)	(70)	1,314	702,727	47,454	*

Total	$6,557,015	$22,668,346	$(28,250,596)	$(70)	$1,314	$976,009	$67,101

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Property & Casualty Insurance ETF (KBWP)–(continued)

February 29, 2024

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Property & Casualty Insurance	77.33

Multi-line Insurance	13.40

Reinsurance	9.25

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco KBW Regional Banking ETF (KBWR)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Regional Banks-99.81%
Ameris Bancorp	24,978	$1,157,231
Associated Banc-Corp	59,952	1,249,400
Atlantic Union Bankshares Corp.(b)	33,410	1,111,217
Banc of California, Inc.	25,372	371,192
Bank of Hawaii Corp.	17,704	1,067,197
Bank OZK(b)	25,407	1,112,827
BankUnited, Inc.	33,128	888,493
BOK Financial Corp.	14,819	1,259,763
Brookline Bancorp, Inc.	39,579	386,687
Cadence Bank(b)	42,457	1,175,210
Cathay General Bancorp	28,995	1,132,255
Columbia Banking System, Inc.(b)	47,417	858,248
Commerce Bancshares, Inc.	40,718	2,118,965
Community Bank System, Inc.(b)	23,777	1,077,098
Cullen/Frost Bankers, Inc.	19,983	2,168,355
CVB Financial Corp.(b)	59,483	1,012,401
Eastern Bankshares, Inc.	78,576	1,015,202
F.N.B. Corp.	88,703	1,183,298
First Bancorp	70,904	1,203,950
First Commonwealth Financial Corp.(b)	45,478	592,578
First Financial Bancorp	42,365	919,320
First Financial Bankshares, Inc.(b)	40,516	1,253,565
First Hawaiian, Inc.(b)	54,125	1,134,460
First Interstate BancSystem, Inc., Class A(b)	41,080	1,081,226
Fulton Financial Corp.(b)	73,127	1,126,156
Glacier Bancorp, Inc.(b)	31,625	1,183,407
Hancock Whitney Corp.	25,783	1,124,139
Home BancShares, Inc.(b)	47,951	1,124,930
Hope Bancorp, Inc.	53,493	586,818
Independent Bank Corp.	18,652	973,075
New York Community Bancorp, Inc.	225,421	1,079,767
Old National Bancorp	71,427	1,173,546
Pacific Premier Bancorp, Inc.(b)	42,712	976,396
Pinnacle Financial Partners, Inc.(b)	14,656	1,212,344
Popular, Inc.	14,413	1,206,080
Prosperity Bancshares, Inc.(b)	29,240	1,824,868

	Shares	Value
Regional Banks-(continued)
Provident Financial Services, Inc.(b)	33,673	$507,789
Simmons First National Corp., Class A	55,747	1,070,342
SouthState Corp.(b)	14,363	1,207,067
Synovus Financial Corp.(b)	34,542	1,310,523
Texas Capital Bancshares, Inc.(b)(c)	19,380	1,136,637
Trustmark Corp.	27,199	730,565
UMB Financial Corp.	14,842	1,211,256
United Bankshares, Inc.(b)	32,122	1,114,312
United Community Banks, Inc.(b)	43,146	1,122,227
Valley National Bancorp(b)	116,874	957,198
WaFd, Inc.(b)	28,866	786,310
Webster Financial Corp.(b)	47,427	2,259,422
Wintrust Financial Corp.(b)	12,415	1,196,185
WSFS Financial Corp.(b)	27,049	1,146,607

		55,878,104

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $68,415,748)		55,878,104

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.24%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,952,424	3,952,424
Invesco Private Prime Fund, 5.49%(d)(e)(f)	9,616,178	9,620,986

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,574,433)		13,573,410

TOTAL INVESTMENTS IN SECURITIES-124.05% (Cost $81,990,181)		69,451,514
OTHER ASSETS LESS LIABILITIES-(24.05)%		(13,465,166)

NET ASSETS-100.00%		$55,986,348

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$995,443	$(995,443)	$-	$-	$-	$965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco KBW Regional Banking ETF (KBWR)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$4,669,170	$28,999,373	$(29,716,119)	$-	$-	$3,952,424	$101,508	*

Invesco Private Prime Fund	12,006,441	62,218,378	(64,608,266)	(1,162)	5,595	9,620,986	268,680	*

Total	$16,675,611	$92,213,194	$(95,319,828)	$(1,162)	$5,595	$13,573,410	$371,153

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Regional Banks	99.81

Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$1,438,265,078	$366,173,780	$193,630,002	$227,637,546	$55,878,104
Affiliated investments in securities, at value	17,647,950	115,775,410	47,705,131	976,009	13,573,410
Cash	187	-	-	-	-
Receivable for:
Dividends	4,695,795	690,858	814,172	128,408	136,358
Securities lending	1,788	621,631	4,021	122	1,191
Investments sold	25,128,321	-	-	-	-
Fund shares sold	10,942,961	4,010,375	-	1,024,554	-

Total assets	1,496,682,080	487,272,054	242,153,326	229,766,639	69,589,063

Liabilities:
Due to custodian	-	397,339	387,100	33,379	12,263
Payable for:
Investments purchased	10,421,553	3,762,390	-	1,024,824	-
Investments purchased - affiliated broker	3,985,716	117,117	-	-	-
Collateral upon return of securities loaned	14,273,381	115,789,318	40,596,181	976,079	13,574,433
Fund shares repurchased	25,175,692	-	-	-	-
Accrued unitary management fees	408,884	99,803	57,336	60,940	16,019

Total liabilities	54,265,226	120,165,967	41,040,617	2,095,222	13,602,715

Net Assets	$1,442,416,854	$367,106,087	$201,112,709	$227,671,417	$55,986,348

Net assets consist of:
Shares of beneficial interest	$2,124,478,432	$597,846,642	$434,338,489	$213,802,587	$82,808,330
Distributable earnings (loss)	(682,061,578)	(230,740,555)	(233,225,780)	13,868,830	(26,821,982)

Net Assets	$1,442,416,854	$367,106,087	$201,112,709	$227,671,417	$55,986,348

Shares outstanding (unlimited amount authorized, $0.01 par value)	28,950,000	24,350,000	11,600,000	2,230,000	1,130,000
Net asset value	$49.82	$15.08	$17.34	$102.09	$49.55

Market price	$49.76	$15.07	$17.33	$102.08	$49.57

Unaffiliated investments in securities, at cost	$1,637,420,001	$392,696,595	$205,293,751	$202,872,225	$68,415,748

Affiliated investments in securities, at cost	$17,648,269	$115,789,318	$66,581,041	$976,079	$13,574,433

(a) Includes securities on loan with an aggregate value of:	$14,253,565	$113,422,800	$39,668,006	$946,232	$13,497,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated dividend income	$28,736,783	$21,522,487	$8,593,160	$1,970,666	$1,036,709
Affiliated dividend income	18,530	6,116	475,127	1,977	965
Securities lending income, net	9,074	2,024,052	40,650	1,743	13,541
Foreign withholding tax	-	-	-	-	(4,278)

Total investment income	28,764,387	23,552,655	9,108,937	1,974,386	1,046,937

Expenses:
Unitary management fees	2,575,282	628,530	371,115	317,103	101,107

Less: Waivers	(400)	(120)	(158)	(38)	(20)

Net expenses	2,574,882	628,410	370,957	317,065	101,087

Net investment income	26,189,505	22,924,245	8,737,980	1,657,321	945,850

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(40,608,091)	123,049	(17,209,002)	(3,071,892)	(2,288,507)
Affiliated investment securities	1,368	39,795	(2,130,918)	1,314	5,595
Unaffiliated in-kind redemptions	(15,572,760)	402,804	895,973	2,615,785	712,728
Affiliated in-kind redemptions	-	-	(126,246)	-	-

Net realized gain (loss)	(56,179,483)	565,648	(18,570,193)	(454,793)	(1,570,184)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	262,189,046	(25,608,400)	15,412,399	40,072,193	4,286,441
Affiliated investment securities	(178)	(13,299)	(18,876,655)	(70)	(1,162)

Change in net unrealized appreciation (depreciation)	262,188,868	(25,621,699)	(3,464,256)	40,072,123	4,285,279

Net realized and unrealized gain (loss)	206,009,385	(25,056,051)	(22,034,449)	39,617,330	2,715,095

Net increase (decrease) in net assets resulting from operations	$232,198,890	$(2,131,806)	$(13,296,469)	$41,274,651	$3,660,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$26,189,505	$59,486,711	$22,924,245	$36,582,723
Net realized gain (loss)	(56,179,483)	(700,651,544)	565,648	(39,138,883)
Change in net unrealized appreciation (depreciation)	262,188,868	107,613,792	(25,621,699)	12,139,937

Net increase (decrease) in net assets resulting from operations	232,198,890	(533,551,041)	(2,131,806)	9,583,777

Distributions to Shareholders from:
Distributable earnings	(29,582,846)	(54,916,451)	(20,323,970)	(42,766,013)

Shareholder Transactions:
Proceeds from shares sold	735,388,650	2,842,086,612	13,050,390	35,165,759
Value of shares repurchased	(1,254,915,303)	(2,463,492,686)	(6,194,238)	(42,129,665)

Net increase (decrease) in net assets resulting from share transactions	(519,526,653)	378,593,926	6,856,152	(6,963,906)

Net increase (decrease) in net assets	(316,910,609)	(209,873,566)	(15,599,624)	(40,146,142)

Net assets:
Beginning of period	1,759,327,463	1,969,201,029	382,705,711	422,851,853

End of period	$1,442,416,854	$1,759,327,463	$367,106,087	$382,705,711

Changes in Shares Outstanding:
Shares sold	15,910,000	57,730,000	850,000	2,240,000
Shares repurchased	(28,870,000)	(52,000,000)	(430,000)	(2,900,000)
Shares outstanding, beginning of period	41,910,000	36,180,000	23,930,000	24,590,000

Shares outstanding, end of period	28,950,000	41,910,000	24,350,000	23,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco KBW Premium Yield		Invesco KBW Property & Casualty		Invesco KBW Regional
Equity REIT ETF (KBWY)		Insurance ETF (KBWP)		Banking ETF (KBWR)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$8,737,980	$8,639,122	$1,657,321	$6,259,865	$945,850	$2,013,171
(18,570,193)	(26,603,542)	(454,793)	21,556,161	(1,570,184)	(1,752,758)
(3,464,256)	(2,102,830)	40,072,123	(6,856,258)	4,285,279	(10,380,998)

(13,296,469)	(20,067,250)	41,274,651	20,959,768	3,660,945	(10,120,585)

(9,042,025)	(19,585,361)	(1,504,889)	(6,394,173)	(1,017,847)	(1,965,805)

13,614,812	40,036,438	58,037,613	218,674,466	9,323,524	30,743,662
(17,460,901)	(61,506,195)	(19,102,599)	(290,961,981)	(14,994,152)	(34,911,417)

(3,846,089)	(21,469,757)	38,935,014	(72,287,515)	(5,670,628)	(4,167,755)

(26,184,583)	(61,122,368)	78,704,776	(57,721,920)	(3,027,530)	(16,254,145)

227,297,292	288,419,660	148,966,641	206,688,561	59,013,878	75,268,023

$201,112,709	$227,297,292	$227,671,417	$148,966,641	$55,986,348	$59,013,878

720,000	2,050,000	640,000	2,620,000	180,000	640,000
(990,000)	(3,250,000)	(210,000)	(3,520,000)	(310,000)	(680,000)
11,870,000	13,070,000	1,800,000	2,700,000	1,260,000	1,300,000

11,600,000	11,870,000	2,230,000	1,800,000	1,130,000	1,260,000

17

Financial Highlights

Invesco KBW Bank ETF (KBWB)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.98		$54.43	$66.21	$39.58	$48.15	$57.01

Net investment income(a)	0.78		1.64	1.49	1.31	1.40	1.27
Net realized and unrealized gain (loss) on investments	7.85		(12.52)	(11.66)	26.56	(8.45)	(8.86)

Total from investment operations	8.63		(10.88)	(10.17)	27.87	(7.05)	(7.59)

Distributions to shareholders from:
Net investment income	(0.79)		(1.57)	(1.61)	(1.24)	(1.52)	(1.27)

Net asset value at end of period	$49.82		$41.98	$54.43	$66.21	$39.58	$48.15

Market price at end of period(b)	$49.76		$41.99	$54.52	$66.11	$39.68	$48.22

Net Asset Value Total Return(c)	20.78%		(20.21)%	(15.59)%	71.42%	(14.81)%	(13.30)%
Market Price Total Return(c)	20.61%		(20.32)%	(15.33)%	70.75%	(14.72)%	(13.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,442,417		$1,759,327	$1,969,201	$2,978,303	$763,963	$563,393
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.56	%(d)	3.39%	2.30%	2.25%	3.07%	2.51%
Portfolio turnover rate(e)	6%		35%	23%	22%	18%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$15.99		$17.20	$20.68	$13.75	$19.81	$23.68

Net investment income(a)	0.96		1.55	1.25	1.19	1.39	1.59
Net realized and unrealized gain (loss) on investments	(1.02)		(0.95)	(3.08)	7.14	(5.66)	(3.67)

Total from investment operations	(0.06)		0.60	(1.83)	8.33	(4.27)	(2.08)

Distributions to shareholders from:
Net investment income	(0.85)		(1.81)	(1.65)	(1.40)	(1.79)	(1.79)

Net asset value at end of period	$15.08		$15.99	$17.20	$20.68	$13.75	$19.81

Market price at end of period(b)	$15.07		$15.99	$17.21	$20.69	$13.77	$19.80

Net Asset Value Total Return(c)	(0.20)%		4.56%	(9.15)%	62.77%	(22.34)%	(9.06)%
Market Price Total Return(c)	(0.27)%		4.49%	(9.15)%	62.61%	(22.18)%	(9.15)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$367,106		$382,706	$422,852	$465,497	$229,636	$270,390
Ratio to average net assets of:
Expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	12.77	%(e)	10.03%	6.54%	6.55%	8.08%	7.32%
Portfolio turnover rate(f)	53%		68%	76%	59%	77%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$19.15		$22.07	$23.91	$18.71	$29.25	$35.80

Net investment income(a)	0.75		0.70	0.74	0.69	1.36	1.21
Net realized and unrealized gain (loss) on investments	(1.78)		(2.04)	(1.23)	5.94	(9.62)	(5.86)

Total from investment operations	(1.03)		(1.34)	(0.49)	6.63	(8.26)	(4.65)

Distributions to shareholders from:
Net investment income	(0.78)		(1.58)	(1.35)	(1.43)	(2.28)	(1.90)

Net asset value at end of period	$17.34		$19.15	$22.07	$23.91	$18.71	$29.25

Market price at end of period(b)	$17.33		$19.14	$22.09	$23.89	$18.74	$29.26

Net Asset Value Total Return(c)	(5.49)%		(5.72)%	(2.23)%	36.86%	(28.96)%	(12.94)%
Market Price Total Return(c)	(5.50)%		(5.85)%	(2.06)%	36.52%	(28.87)%	(12.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$201,113		$227,297	$288,420	$350,063	$173,025	$317,390
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	8.24	%(d)	3.61%	3.09%	3.16%	5.45%	3.94%
Portfolio turnover rate(e)	62%		73%	77%	72%	100%	69%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights–(continued)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$82.76		$76.55	$80.54	$60.03		$70.73	$63.85

Net investment income(a)	0.83		1.64	1.68	1.94	(b)	1.28	1.35
Net realized and unrealized gain (loss) on investments	19.26		6.10	(3.26)	20.09		(10.63)	7.06

Total from investment operations	20.09		7.74	(1.58)	22.03		(9.35)	8.41

Distributions to shareholders from:
Net investment income	(0.76)		(1.53)	(2.41)	(1.52)		(1.35)	(1.53)

Net asset value at end of period	$102.09		$82.76	$76.55	$80.54		$60.03	$70.73

Market price at end of period(c)	$102.08		$82.76	$76.65	$80.48		$60.13	$70.78

Net Asset Value Total Return(d)	24.43%		10.15%	(1.98)%	37.10%		(13.11)%	13.54%
Market Price Total Return(d)	24.42%		10.00%	(1.79)%	36.78%		(13.03)%	13.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$227,671		$148,967	$206,689	$88,593		$183,104	$109,630
Ratio to average net assets of:
Expenses	0.35	%(e)	0.35%	0.35%	0.35%		0.35%	0.36	%(f)
Net investment income	1.83	%(e)	1.96%	2.11%	2.82	%(b)	2.04%	2.09	%(f)
Portfolio turnover rate(g)	11%		12%	8%	16%		16%	14%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco KBW Regional Banking ETF (KBWR)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$46.84		$57.90	$59.78	$35.41	$47.62	$59.19

Net investment income(a)	0.79		1.58	1.38	1.32	1.32	1.20
Net realized and unrealized gain (loss) on investments	2.74		(11.12)	(1.87)	24.29	(12.07)	(11.52)

Total from investment operations	3.53		(9.54)	(0.49)	25.61	(10.75)	(10.32)

Distributions to shareholders from:
Net investment income	(0.82)		(1.52)	(1.39)	(1.24)	(1.46)	(1.25)

Net asset value at end of period	$49.55		$46.84	$57.90	$59.78	$35.41	$47.62

Market price at end of period(b)	$49.57		$46.80	$57.95	$59.66	$35.44	$47.61

Net Asset Value Total Return(c)	7.57%		(16.65)%	(0.79)%	73.45%	(22.87)%	(17.48)%
Market Price Total Return(c)	7.71%		(16.79)%	(0.49)%	72.96%	(22.80)%	(17.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$55,986		$59,014	$75,268	$73,528	$28,325	$69,047
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.36	%(e)
Net investment income	3.27	%(d)	3.02%	2.28%	2.41%	2.96%	2.33	%(e)
Portfolio turnover rate(f)	7%		19%	27%	20%	21%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco KBW Bank ETF (KBWB)	“KBW Bank ETF”

Invesco KBW High Dividend Yield Financial ETF (KBWD)	“KBW High Dividend Yield Financial ETF”

Invesco KBW Premium Yield Equity REIT ETF (KBWY)	“KBW Premium Yield Equity REIT ETF”

Invesco KBW Property & Casualty Insurance ETF (KBWP)	“KBW Property & Casualty Insurance ETF”

Invesco KBW Regional Banking ETF (KBWR)	“KBW Regional Banking ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

KBW Bank ETF	KBW Nasdaq Bank IndexTM

KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend Yield IndexTM

KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REIT IndexTM

KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & Casualty IndexTM

KBW Regional Banking ETF	KBW Nasdaq Regional Banking IndexTM

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

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to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest,

25

acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees

26

paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Invesco KBW Bank ETF	$387

Invesco KBW High Dividend Yield Financial ETF	117,676

Invesco KBW Premium Yield Equity REIT ETF	2,941

Invesco KBW Property & Casualty Insurance ETF	148

Invesco KBW Regional Banking ETF	1,297

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Business Development Company (“BDC”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain

27

market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Regional, Small and Medium Bank Risk. Investing in securities of small and medium banks involves greater risk than customarily is associated with investing in larger, more established banks. Small and medium banks’ securities may be more volatile and less liquid than those of more established banks. These securities may have returns that vary, sometimes significantly, from the overall securities market. These banks also may be subject to extensive federal and state regulations and to severe price competition. Credit losses resulting from financial difficulties of borrowers can negatively impact these banks. The regional banking industry in which small and medium banks typically compete is highly competitive and failure to maintain or increase market share may result in the loss of market value. The marketing and expansion strategies of many regional banks may place a significant strain on their risk management, financial controls, operations systems, personnel and other resources. There can be no assurance that these banks will complete the necessary improvements to their systems, procedures and controls necessary to support their future operations or rapid growth. The performance of small and medium banks may be impacted by a number of factors, such as adverse economic or regulatory occurrences affecting small and medium banks, economic conditions of the region or depositor base that the bank serves, negative public perception and decreased liquidity in credit markets. To the extent that certain regulatory requirements are relaxed for small and medium banks, such banks could increase their overall risk profile, which may also result in greater overall risk in the banking industry and the financials sector in general.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

KBW Bank ETF	0.35%

KBW High Dividend Yield Financial ETF	0.35%

KBW Premium Yield Equity REIT ETF	0.35%

KBW Property & Casualty Insurance ETF	0.35%

KBW Regional Banking ETF	0.35%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

KBW Bank ETF	$400

KBW High Dividend Yield Financial ETF	120

KBW Premium Yield Equity REIT ETF	158

KBW Property & Casualty Insurance ETF	38

KBW Regional Banking ETF	20

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

KBW Bank ETF	$28,198

KBW High Dividend Yield Financial ETF	22,253

KBW Premium Yield Equity REIT ETF	52,184

KBW Property & Casualty Insurance ETF	3,087

KBW Regional Banking ETF	1,621

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

KBW Bank ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,438,265,078	$-	$-	$1,438,265,078

Money Market Funds	3,374,888	14,273,062	-	17,647,950

Total Investments	$1,441,639,966	$14,273,062	$-	$1,455,913,028

KBW High Dividend Yield Financial ETF

Investments in Securities

Common Stocks & Other Equity Interests	$255,590,453	$-	$-	$255,590,453

Closed-End Funds	110,583,327	-	-	110,583,327

Money Market Funds	-	115,775,410	-	115,775,410

Total Investments	$366,173,780	$115,775,410	$-	$481,949,190

KBW Premium Yield Equity REIT ETF

Investments in Securities

Common Stocks & Other Equity Interests	$200,743,071	$-	$-	$200,743,071

Money Market Funds	-	40,592,062	-	40,592,062

Total Investments	$200,743,071	$40,592,062	$-	$241,335,133

KBW Property & Casualty Insurance ETF

Investments in Securities

Common Stocks & Other Equity Interests	$227,637,546	$-	$-	$227,637,546

Money Market Funds	-	976,009	-	976,009

Total Investments	$227,637,546	$976,009	$-	$228,613,555

KBW Regional Banking ETF

Investments in Securities

Common Stocks & Other Equity Interests	$55,878,104	$-	$-	$55,878,104

Money Market Funds	-	13,573,410	-	13,573,410

Total Investments	$55,878,104	$13,573,410	$-	$69,451,514

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

KBW Bank ETF	$79,219,972	$316,826,392	$396,046,364

KBW High Dividend Yield Financial ETF	59,319,553	137,586,931	196,906,484

KBW Premium Yield Equity REIT ETF	59,939,048	113,735,266	173,674,314

KBW Property & Casualty Insurance ETF	2,346,049	6,614,943	8,960,992

KBW Regional Banking ETF	2,824,024	8,459,928	11,283,952

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

KBW Bank ETF	$88,122,234	$103,349,601

KBW High Dividend Yield Financial ETF	193,076,790	189,488,370

KBW Premium Yield Equity REIT ETF	133,858,189	129,986,234

KBW Property & Casualty Insurance ETF	20,379,986	20,198,521

KBW Regional Banking ETF	4,185,372	4,267,642

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

KBW Bank ETF	$725,635,823	$1,233,882,653

KBW High Dividend Yield Financial ETF	12,237,597	5,868,072

KBW Premium Yield Equity REIT ETF	9,226,595	17,027,587

KBW Property & Casualty Insurance ETF	58,000,928	19,083,673

KBW Regional Banking ETF	9,314,072	14,981,734

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

KBW Bank ETF	$39,242,229	$(277,999,429)	$(238,757,200)	$1,694,670,228

KBW High Dividend Yield Financial ETF	22,333,724	(59,333,718)	(36,999,994)	518,949,184

KBW Premium Yield Equity REIT ETF	9,235,111	(49,912,339)	(40,677,228)	282,012,361

KBW Property & Casualty Insurance ETF	29,399,641	(6,492,615)	22,907,026	205,706,529

KBW Regional Banking ETF	790,242	(15,043,342)	(14,253,100)	83,704,614

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

31

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

32

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

In addition to the fees and expenses which the Invesco KBW High Dividend Yield Financial ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Bank ETF (KBWB)

Actual	$1,000.00	$1,207.80	0.35%	$1.92

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco KBW High Dividend Yield Financial ETF (KBWD)

Actual	1,000.00	998.00	0.35	1.74

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

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Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)

Actual	$1,000.00	$945.10	0.35%	$1.69

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

Invesco KBW Property & Casualty Insurance ETF (KBWP)

Actual	1,000.00	1,244.30	0.35	1.95

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76
Invesco KBW Regional Banking ETF (KBWR)

Actual	1,000.00	1,075.70	0.35	1.81

Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.35	1.76

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-KBW-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 29, 2024
DWAS	Invesco Dorsey Wright SmallCap Momentum ETF

PSCD	Invesco S&P SmallCap Consumer Discretionary ETF

PSCC	Invesco S&P SmallCap Consumer Staples ETF

PSCE	Invesco S&P SmallCap Energy ETF

PSCF	Invesco S&P SmallCap Financials ETF

PSCH	Invesco S&P SmallCap Health Care ETF

PSCI	Invesco S&P SmallCap Industrials ETF

PSCT	Invesco S&P SmallCap Information Technology ETF

PSCM	Invesco S&P SmallCap Materials ETF

PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-0.29%
Telephone & Data Systems, Inc.	167,815	$2,567,570

Consumer Discretionary-12.55%
Abercrombie & Fitch Co., Class A(b)	76,990	9,836,242
Academy Sports & Outdoors, Inc.	62,372	4,660,436
Acushnet Holdings Corp.(c)	48,932	3,152,199
Asbury Automotive Group, Inc.(b)(c)	14,261	2,978,125
Beazer Homes USA, Inc.(b)	95,266	2,984,684
Carrols Restaurant Group, Inc.	826,410	7,826,103
Dave & Buster’s Entertainment, Inc.(b)(c)	127,830	7,892,224
Dream Finders Homes, Inc., Class A(b)(c)	105,860	4,142,302
Ethan Allen Interiors, Inc.	96,691	3,232,380
Gap, Inc. (The)	143,335	2,714,765
G-III Apparel Group Ltd.(b)	89,440	2,975,669
Grand Canyon Education, Inc.(b)	22,208	2,993,638
Group 1 Automotive, Inc.	17,815	4,821,630
Guess?, Inc.(c)	131,997	3,350,084
H&R Block, Inc.	69,669	3,410,298
Hovnanian Enterprises, Inc., Class A, (Acquired 06/30/2023 - 02/28/2024; Cost $2,700,102)(b)(d)	26,009	4,074,570
Installed Building Products, Inc.(c)	16,835	4,022,387
Kontoor Brands, Inc.	51,928	3,069,464
Landsea Homes Corp.(b)	243,619	3,318,091
M/I Homes, Inc.(b)	25,189	3,198,751
Modine Manufacturing Co.(b)(c)	183,693	16,479,099
Universal Technical Institute, Inc.(b)	280,136	4,213,245
Wingstop, Inc.	13,265	4,656,678
Winmark Corp.	7,359	2,793,108

		112,796,172

Consumer Staples-1.49%
Andersons, Inc. (The)	60,762	3,358,923
BellRing Brands, Inc.(b)	55,830	3,179,519
Ingles Markets, Inc., Class A	36,508	2,811,481
Sprouts Farmers Market, Inc.(b)(c)	64,837	4,048,422

		13,398,345

Energy-1.54%
Archrock, Inc.	237,423	4,337,718
Gulfport Energy Corp.(b)	23,169	3,289,766
Par Pacific Holdings, Inc.(b)	94,110	3,399,253
REX American Resources Corp.(b)	64,871	2,853,027

		13,879,764

Financials-15.58%
Affirm Holdings, Inc.(b)(c)	112,911	4,236,421
Amalgamated Financial Corp.	114,855	2,650,853
American Coastal Insurance Corp.(b)(c)	1,455,409	20,288,401
Assured Guaranty Ltd.	43,057	3,944,021
BancFirst Corp.(c)	31,852	2,794,694
BGC Group, Inc., Class A	470,350	3,268,932
Coastal Financial Corp.(b)(c)	68,602	2,633,631
Customers Bancorp, Inc.(b)	57,219	3,107,564
Donnelley Financial Solutions, Inc.(b)(c)	155,551	10,042,373
Esquire Financial Holdings, Inc.	62,365	3,166,895
Federal Agricultural Mortgage Corp., Class C	16,754	2,996,788
First Bancorp	184,305	3,129,499

	Shares	Value
Financials-(continued)
First Foundation, Inc.(c)	335,626	$2,661,514
Genworth Financial, Inc., Class A(b)	466,765	2,870,605
Goosehead Insurance, Inc., Class A(b)(c)	39,937	3,021,234
HCI Group, Inc.(c)	35,667	3,481,812
Houlihan Lokey, Inc.	29,762	3,829,179
Jackson Financial, Inc., Class A	58,776	3,235,619
LendingTree, Inc.(b)	100,007	3,957,277
Merchants Bancorp	75,595	3,240,002
Metropolitan Bank Holding Corp.(b)	56,511	2,215,796
MGIC Investment Corp.	159,609	3,174,623
Mr. Cooper Group, Inc.(b)	136,290	9,714,751
Northeast Bank(c)	74,591	3,982,413
OFG Bancorp	103,673	3,755,036
Pathward Financial, Inc.	57,834	2,940,281
Paymentus Holdings, Inc., Class A(b)(c)	170,444	2,652,109
Piper Sandler Cos	17,389	3,273,827
SiriusPoint Ltd. (Bermuda)(b)	266,503	3,269,992
StoneX Group, Inc.(b)	44,529	3,084,079
Tiptree, Inc.	229,696	4,021,977
UWM Holdings Corp.(c)	421,580	2,689,680
Victory Capital Holdings, Inc., Class A	99,741	3,833,047
Walker & Dunlop, Inc.(c)	29,526	2,816,190

		139,981,115

Health Care-24.14%
Alpine Immune Sciences, Inc.(b)(c)	168,895	5,948,482
Altimmune, Inc.(b)(c)	411,322	4,976,996
ALX Oncology Holdings, Inc.(b)(c)	229,014	3,359,635
Amneal Pharmaceuticals, Inc.(b)	697,060	3,847,771
AN2 Therapeutics, Inc.(b)(c)	173,377	516,664
Ardelyx, Inc.(b)(c)	1,669,095	15,555,965
Arvinas, Inc.(b)(c)	81,518	3,748,198
Biohaven Ltd.(b)(c)	141,857	6,828,996
Blueprint Medicines Corp.(b)	35,062	3,278,998
Brookdale Senior Living, Inc.(b)(c)	538,595	3,080,763
Cabaletta Bio, Inc.(b)(c)	576,846	13,198,237
Celcuity, Inc.(b)(c)	213,297	3,318,901
CorVel Corp.(b)(c)	13,571	3,311,324
Crinetics Pharmaceuticals, Inc.(b)(c)	83,195	3,406,003
CVRx, Inc.(b)(c)	138,901	2,726,627
Cymabay Therapeutics, Inc.(b)(c)	508,092	16,355,482
Disc Medicine, Inc.(b)(c)	78,129	5,365,118
Evolent Health, Inc., Class A(b)(c)	156,111	5,293,724
EyePoint Pharmaceuticals, Inc.(b)	158,597	4,315,424
Fulcrum Therapeutics, Inc.(b)(c)	521,498	5,324,495
Glaukos Corp.(b)(c)	37,982	3,364,825
Ideaya Biosciences, Inc.(b)(c)	105,706	4,725,058
Iovance Biotherapeutics, Inc.(b)(c)	394,562	6,277,481
LifeMD, Inc.(b)(c)	939,361	7,477,314
MiMedx Group, Inc.(b)(c)	356,082	2,905,629
MoonLake Immunotherapeutics(b)(c)	199,964	9,646,263
Nuvalent, Inc., Class A(b)(c)	138,002	11,608,728
OraSure Technologies, Inc.(b)	382,658	2,753,224
ORIC Pharmaceuticals, Inc.(b)(c)	383,799	4,889,599
RadNet, Inc.(b)(c)	86,739	3,283,939
Rhythm Pharmaceuticals, Inc.(b)(c)	67,886	2,947,610
RxSight, Inc.(b)	142,645	7,784,138
Scholar Rock Holding Corp.(b)(c)	168,348	2,609,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Tango Therapeutics, Inc.(b)(c)	346,045	$3,851,481
TG Therapeutics, Inc.(b)(c)	164,513	2,832,914
Third Harmonic Bio, Inc.(b)(c)	283,593	2,875,633
Twist Bioscience Corp.(b)(c)	81,774	3,212,901
Vaxcyte, Inc.(b)(c)	70,845	5,229,778
Vera Therapeutics, Inc.(b)(c)	194,475	9,155,883
Viridian Therapeutics, Inc.(b)(c)	138,870	2,598,258
ZimVie, Inc.(b)	189,839	3,217,771

		217,005,624

Industrials-24.32%
AAR Corp.(b)	47,013	3,139,528
AeroVironment, Inc.(b)(c)	23,717	3,007,078
Alamo Group, Inc.	31,175	6,306,391
Albany International Corp., Class A	31,749	2,980,279
American Superconductor Corp.(b)(c)	294,050	3,954,972
ArcBest Corp.	42,252	6,036,121
Archer Aviation, Inc., Class A(b)(c)	541,217	2,614,078
Boise Cascade Co.	38,495	5,231,855
Bowman Consulting Group Ltd.(b)	92,117	3,000,251
Cadre Holdings, Inc.(c)	97,281	3,495,306
CBIZ, Inc.(b)	96,662	7,300,881
CECO Environmental Corp.(b)	248,183	5,621,345
Cimpress PLC (Ireland)(b)(c)	46,078	4,516,105
CSW Industrials, Inc.	22,123	5,096,918
Encore Wire Corp.(c)	20,368	4,908,688
Enpro, Inc.	20,310	3,164,704
ESAB Corp.	35,601	3,528,771
Federal Signal Corp.	53,060	4,346,145
Fluor Corp.(b)	79,098	2,910,806
Franklin Electric Co., Inc.	32,136	3,340,859
FTAI Aviation Ltd.	68,455	3,853,332
GMS, Inc.(b)	56,805	5,073,254
Granite Construction, Inc.(c)	61,939	3,191,717
Griffon Corp.	57,737	4,122,422
H&E Equipment Services, Inc.	59,108	3,339,011
Hyster-Yale Materials Handling, Inc.	51,780	3,048,806
ICF International, Inc.(c)	23,777	3,681,868
IES Holdings, Inc.(b)	39,791	4,373,827
Insperity, Inc.	26,135	2,660,282
Kadant, Inc.(c)	30,179	10,179,377
Kratos Defense & Security Solutions, Inc.(b)(c)	149,955	2,735,179
Limbach Holdings, Inc.(b)	211,364	10,407,563
Matson, Inc.	28,860	3,204,903
McGrath RentCorp(c)	27,007	3,361,831
Moog, Inc., Class A	21,158	3,172,642
Mueller Industries, Inc.	68,865	3,538,284
MYR Group, Inc.(b)(c)	33,183	5,390,910
Pangaea Logistics Solutions Ltd.	406,184	3,403,822
Powell Industries, Inc.	65,495	12,132,294
RCM Technologies, Inc.(b)(c)	108,026	2,981,518
Rush Enterprises, Inc., Class A	78,116	3,804,249
SkyWest, Inc.(b)	61,942	3,977,915
SPX Technologies, Inc.(b)	81,462	9,546,532
Standex International Corp.	20,562	3,557,226
Thermon Group Holdings, Inc.(b)	97,841	2,670,081
Transcat, Inc.(b)(c)	95,403	10,032,579

	Shares	Value
Industrials-(continued)
VSE Corp.(c)	49,086	$3,637,273
Watts Water Technologies, Inc., Class A	14,866	3,031,921

		218,611,699

Information Technology-10.47%
Alkami Technology, Inc.(b)(c)	128,967	3,217,727
Applied Optoelectronics, Inc.(b)(c)	135,975	2,172,881
Badger Meter, Inc.	26,214	4,159,900
Bel Fuse, Inc., Class B	120,208	6,247,210
Braze, Inc., Class A(b)	57,686	3,282,333
CleanSpark, Inc.(b)(c)	297,222	4,969,552
Crane NXT Co.	55,271	3,228,932
Credo Technology Group Holding Ltd.(b)(c)	159,157	3,428,242
Digimarc Corp.(b)(c)	84,632	2,967,198
ePlus, Inc.(b)	39,554	3,258,854
Insight Enterprises, Inc.(b)(c)	37,070	6,969,160
InterDigital, Inc.(c)	27,995	2,996,025
Kyndryl Holdings, Inc.(b)	152,965	3,360,641
MACOM Technology Solutions Holdings, Inc.(b)(c)	76,677	6,772,879
Marathon Digital Holdings, Inc.(b)(c)	140,999	3,651,874
MicroStrategy, Inc., Class A(b)(c)	6,622	6,773,246
Navitas Semiconductor Corp.(b)(c)	376,771	2,313,374
Photronics, Inc.(b)	103,095	2,968,105
Qualys, Inc.(b)	15,021	2,581,509
Riot Platforms, Inc.(b)(c)	306,876	4,333,089
Samsara, Inc., Class A(b)	104,830	3,621,876
Veeco Instruments, Inc.(b)(c)	98,633	3,571,501
Vertex, Inc., Class A(b)(c)	112,920	3,791,854
Weave Communications, Inc.(b)(c)	277,038	3,471,286

		94,109,248

Materials-7.12%
Alpha Metallurgical Resources, Inc.(c)	38,776	14,628,246
Aspen Aerogels, Inc.(b)(c)	220,782	3,793,035
Atlas Lithium Corp. (Poland)(b)(c)	144,891	2,438,515
Carpenter Technology Corp.	50,135	3,241,228
Hawkins, Inc.	44,617	3,134,344
Haynes International, Inc.	56,271	3,344,185
Koppers Holdings, Inc.	64,933	3,676,506
Metallus, Inc.(b)(c)	332,365	7,228,939
Olympic Steel, Inc.	89,701	6,101,462
Orion S.A. (Germany)	115,756	2,609,140
Summit Materials, Inc., Class A(b)	79,801	3,408,301
SunCoke Energy, Inc.	296,239	3,172,720
Sylvamo Corp.	61,690	3,726,693
United States Lime & Minerals, Inc.(c)	13,556	3,456,509

		63,959,823

Real Estate-1.14%
Forestar Group, Inc.(b)(c)	91,752	3,093,878
St. Joe Co. (The)	54,629	2,942,865
Tanger, Inc.	146,998	4,235,012

		10,271,755

Utilities-1.35%
Consolidated Water Co. Ltd. (Cayman Islands)	111,759	3,303,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Utilities-(continued)
Genie Energy Ltd., Class B(c)	299,883	$5,469,866
Otter Tail Corp.(c)	36,960	3,343,402

		12,116,864

Total Common Stocks & Other Equity Interests (Cost $712,252,702)		898,697,979

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $95,333)	95,333	95,333

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $712,348,035)		898,793,312

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.65%
Invesco Private Government Fund, 5.29%(e)(f)(g)	57,303,945	$57,303,945
Invesco Private Prime Fund, 5.49%(e)(f)(g)	155,219,248	155,296,858

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $212,625,511)		212,600,803

TOTAL INVESTMENTS IN SECURITIES-123.65% (Cost $924,973,546)		1,111,394,115
OTHER ASSETS LESS LIABILITIES-(23.65)%		(212,601,747)

NET ASSETS-100.00%		$898,792,368

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Restricted security. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$500,813	$9,586,385	$(9,991,865)	$-	$-	$95,333	$12,558

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	45,686,296	185,010,542	(173,392,893)	-	-	57,303,945	1,261,561	*

Invesco Private Prime Fund	118,020,339	378,815,800	(341,588,071)	(25,968)	74,758	155,296,858	3,368,574	*

Total	$164,207,448	$573,412,727	$(524,972,829)	$(25,968)	$74,758	$212,696,136	$4,642,693

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Industrials	24.32

Health Care	24.14

Financials	15.58

Consumer Discretionary	12.55

Information Technology	10.47

Materials	7.12

Sector Types Each Less Than 3%	5.81

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Automobile Components-9.15%
American Axle & Manufacturing Holdings, Inc.(b)(c)	24,363	$168,592
Dana, Inc.	26,736	334,200
Dorman Products, Inc.(b)	5,914	557,217
Gentherm, Inc.(b)	6,825	388,070
LCI Industries	5,282	665,426
Patrick Industries, Inc.(c)	4,331	519,460
Phinia, Inc.	9,716	332,482
Standard Motor Products, Inc.(c)	3,890	123,546
XPEL, Inc.(b)(c)(d)	4,428	232,824

		3,321,817

Automobiles-1.23%
Winnebago Industries, Inc.(c)	6,224	446,448

Broadline Retail-1.77%
Kohl’s Corp.(c)	23,082	643,295

Diversified Consumer Services-6.43%
Adtalem Global Education, Inc.(b)	8,289	410,305
Frontdoor, Inc.(b)(c)	16,609	520,858
Mister Car Wash, Inc.(b)(c)	18,955	157,137
Perdoceo Education Corp.	13,671	243,481
Strategic Education, Inc.(c)	4,573	506,643
Stride, Inc.(b)(c)	8,293	495,507

		2,333,931

Hotels, Restaurants & Leisure-13.87%
BJ’s Restaurants, Inc.(b)(c)	4,836	169,357
Bloomin’ Brands, Inc.	18,114	492,338
Brinker International, Inc.(b)(c)	9,196	426,143
Cheesecake Factory, Inc. (The)	9,722	343,964
Chuy’s Holdings, Inc.(b)(c)	3,612	122,194
Cracker Barrel Old Country Store, Inc.(c)	4,611	304,925
Dave & Buster’s Entertainment, Inc.(b)(c)	7,151	441,503
Dine Brands Global, Inc.(c)	3,237	157,027
Golden Entertainment, Inc.	4,467	165,547
Jack in the Box, Inc.(c)	4,185	305,505
Monarch Casino & Resort, Inc.	2,778	195,432
Papa John’s International, Inc.(c)	6,833	491,224
Sabre Corp.(b)	78,978	209,292
Shake Shack, Inc., Class A(b)(c)	7,819	831,316
Six Flags Entertainment Corp.(b)(c)	14,952	378,884

		5,034,651

Household Durables-23.65%
Cavco Industries, Inc.(b)(c)	1,615	601,701
Century Communities, Inc.	5,900	509,111
Ethan Allen Interiors, Inc.(c)	4,757	159,026
Green Brick Partners, Inc.(b)(c)	5,288	309,348
Installed Building Products, Inc.(c)	4,914	1,174,102
iRobot Corp.(b)(c)	5,799	66,167
La-Z-Boy, Inc.	8,960	340,390
LGI Homes, Inc.(b)(c)	4,278	488,077
M.D.C. Holdings, Inc.(c)	12,451	780,678
M/I Homes, Inc.(b)	5,806	737,304
Meritage Homes Corp.	7,660	1,207,676
Newell Brands, Inc.	79,459	595,942
Sonos, Inc.(b)	26,767	507,502

	Shares	Value
Household Durables-(continued)
Tri Pointe Homes, Inc.(b)	20,234	$715,879
Worthington Enterprises, Inc.(c)	6,343	394,027

		8,586,930

Leisure Products-2.64%
Sturm, Ruger & Co., Inc.	3,688	159,764
Topgolf Callaway Brands Corp.(b)(c)	29,569	421,063
Vista Outdoor, Inc.(b)(c)	12,087	377,114

		957,941

Specialty Retail-34.35%
Abercrombie & Fitch Co., Class A(b)(c)	10,493	1,340,586
Academy Sports & Outdoors, Inc.(c)	15,532	1,160,551
Advance Auto Parts, Inc.(c)	12,395	837,158
American Eagle Outfitters, Inc.(c)	38,693	918,959
America’s Car-Mart, Inc.(b)(c)	1,202	80,943
Asbury Automotive Group, Inc.(b)(c)	4,288	895,463
Boot Barn Holdings, Inc.(b)(c)	6,318	584,415
Buckle, Inc. (The)(c)	6,195	253,623
Caleres, Inc.(c)	6,953	268,455
Designer Brands, Inc., Class A(c)	9,126	96,371
Foot Locker, Inc.(c)	17,092	588,478
Group 1 Automotive, Inc.	2,881	779,743
Guess?, Inc.(c)	5,688	144,361
Haverty Furniture Cos., Inc., (Acquired 10/21/2020 - 01/04/2024; Cost $83,022)(e)	2,776	95,217
Hibbett, Inc.(c)	2,579	211,349
Leslie’s, Inc.(b)(c)	38,296	302,538
MarineMax, Inc.(b)(c)	4,150	137,780
Monro, Inc.	6,545	219,716
National Vision Holdings, Inc.(b)(c)	16,285	381,069
ODP Corp. (The)(b)(c)	6,923	391,011
Sally Beauty Holdings, Inc.(b)(c)	22,429	283,278
Shoe Carnival, Inc.(c)	3,758	123,150
Signet Jewelers Ltd.(c)	9,354	951,863
Sonic Automotive, Inc., Class A(c)	3,093	162,382
Upbound Group, Inc.(c)	9,266	312,820
Urban Outfitters, Inc.(b)(c)	11,809	490,664
Victoria’s Secret & Co.(b)(c)	16,082	459,302

		12,471,245

Textiles, Apparel & Luxury Goods-6.85%
G-III Apparel Group Ltd.(b)(c)	8,469	281,764
Hanesbrands, Inc.(b)(c)	72,851	393,395
Kontoor Brands, Inc.	10,426	616,281
Movado Group, Inc.(c)	3,260	93,595
Oxford Industries, Inc.(c)	3,056	309,848
Steven Madden Ltd.(c)	14,625	626,242
Wolverine World Wide, Inc.	16,552	168,334

		2,489,459

Total Common Stocks & Other Equity Interests (Cost $34,372,558)		36,285,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $8,333)	8,333	$8,333

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $34,380,891)		36,294,050

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-31.41%
Invesco Private Government Fund, 5.29%(f)(g)(h)	3,236,974	3,236,974

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(f)(g)(h)	8,161,775	$8,165,856

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,402,522)		11,402,830

TOTAL INVESTMENTS IN SECURITIES-131.37% (Cost $45,783,413)		47,696,880
OTHER ASSETS LESS LIABILITIES-(31.37)%		(11,389,966)

NET ASSETS-100.00%.		$36,306,914

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$16,834	$304,703	$(313,204)	$ -	$ -	$8,333	$398

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,264,482	6,430,341	(5,457,849)	-	-	3,236,974	73,787	*

Invesco Private Prime Fund	5,822,958	10,218,071	(7,878,462)	79	3,210	8,165,856	196,851	*

Total	$8,104,274	$16,953,115	$(13,649,515)	$79	$3,210	$11,411,163	$271,036

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Specialty Retail	34.35

Household Durables	23.65

Hotels, Restaurants & Leisure	13.87

Automobile Components	9.15

Textiles, Apparel & Luxury Goods	6.85

Diversified Consumer Services	6.43

Industry Types Each Less Than 3%	5.64

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Beverages-6.18%
MGP Ingredients, Inc.(b)	34,625	$2,949,358
National Beverage Corp.(b)(c)	51,697	2,721,330

		5,670,688

Consumer Staples Distribution & Retail-16.56%
Andersons, Inc. (The)(b)	70,279	3,885,023
Chefs’ Warehouse, Inc. (The)(b)(c)	78,202	2,972,458
PriceSmart, Inc.	55,457	4,666,152
SpartanNash Co.	76,699	1,616,048
United Natural Foods, Inc.(b)(c)	131,598	2,054,245

		15,193,926

Food Products-36.61%
B&G Foods, Inc.(b)	174,160	2,011,548
Calavo Growers, Inc.	39,345	1,135,497
Cal-Maine Foods, Inc.	90,041	5,176,457
Fresh Del Monte Produce, Inc.	74,613	1,785,489
Hain Celestial Group, Inc. (The)(b)(c)	198,719	1,987,190
J&J Snack Foods Corp.(b)	34,185	4,959,560
John B. Sanfilippo & Son, Inc.(b)	19,880	2,035,115
Simply Good Foods Co. (The)(b)(c)	200,777	7,123,568
Tootsie Roll Industries, Inc.	38,263	1,244,313
TreeHouse Foods, Inc.(b)(c)	111,470	3,989,511
WK Kellogg Co.	146,053	2,138,216

		33,586,464

Household Products-19.24%
Central Garden & Pet Co.(b)(c)	21,063	924,034
Central Garden & Pet Co., Class A(c)	118,518	4,466,943
Energizer Holdings, Inc.	147,260	4,204,273
WD-40 Co.(b)	30,031	8,060,020

		17,655,270

Personal Care Products-14.87%
Edgewell Personal Care Co.	112,556	4,298,514
Inter Parfums, Inc.	39,669	5,820,236
Medifast, Inc.(b)	24,129	967,331

	Shares	Value
Personal Care Products-(continued)
Nu Skin Enterprises, Inc., Class A	109,443	$1,368,037
USANA Health Sciences, Inc.(c)	24,576	1,186,038

		13,640,156

Tobacco-6.42%
Universal Corp.	54,401	2,611,792
Vector Group Ltd.	293,600	3,276,576

		5,888,368

Total Common Stocks & Other Equity Interests (Cost $98,921,529)		91,634,872

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $60,187)	60,187	60,187

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $98,981,716)		91,695,059

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.27%
Invesco Private Government Fund, 5.29%(d)(e)(f)	5,978,874	5,978,874
Invesco Private Prime Fund, 5.49%(d)(e)(f)	15,366,567	15,374,250

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,355,018)		21,353,124

TOTAL INVESTMENTS IN SECURITIES-123.22% (Cost $120,336,734)		113,048,183
OTHER ASSETS LESS LIABILITIES-(23.22)%		(21,299,702)

NET ASSETS-100.00%		$91,748,481

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$800,794	$(740,607)	$ -	$-	$60,187	$602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Consumer Staples ETF (PSCC)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$5,444,712	$34,677,425	$(34,143,263)	$-	$-	$5,978,874	$154,504	*

Invesco Private Prime Fund	14,000,690	82,227,004	(80,858,884)	(1,894)	7,334	15,374,250	418,918	*

Total	$19,445,402	$117,705,223	$(115,742,754)	$(1,894)	$7,334	$21,413,311	$574,024

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Food Products	36.61

Household Products	19.24

Consumer Staples Distribution & Retail	16.56

Personal Care Products	14.87

Tobacco	6.42

Beverages	6.18

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Energy ETF (PSCE)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Energy Equipment & Services-41.20%
Archrock, Inc.(b)	611,218	$11,166,953
Bristow Group, Inc.(c)	106,702	2,875,619
Core Laboratories, Inc.(b)	207,991	3,113,625
Dril-Quip, Inc.(b)(c)	152,131	3,438,161
Helix Energy Solutions Group, Inc.(b)(c)	630,585	5,675,265
Helmerich & Payne, Inc.(b)	430,377	16,522,173
Liberty Energy, Inc., Class A	506,553	10,830,103
Nabors Industries Ltd.(b)(c)	39,601	3,103,530
Oceaneering International, Inc.(b)(c)	448,291	8,858,230
Oil States International, Inc.(b)(c)	283,937	1,530,420
Patterson-UTI Energy, Inc.	1,390,880	16,092,482
ProPetro Holding Corp.(b)(c)	377,240	2,791,576
RPC, Inc.(b)	378,104	2,794,189
U.S. Silica Holdings, Inc.(b)(c)	343,472	3,949,928

		92,742,254

Oil, Gas & Consumable Fuels-58.66%
California Resources Corp.	279,222	14,567,012
Callon Petroleum Co.(b)(c)	247,348	7,707,364
Comstock Resources, Inc.(b)	409,007	3,497,009
CONSOL Energy, Inc.(b)	120,817	10,368,515
CVR Energy, Inc.	129,776	4,305,968
Dorian LPG Ltd.(b)	151,826	5,488,510
Green Plains, Inc.(b)(c)	285,924	6,090,181
Northern Oil and Gas, Inc.(b)	395,922	14,146,293
Par Pacific Holdings, Inc.(c)	247,746	8,948,585
Peabody Energy Corp.(b)	490,151	12,141,040
REX American Resources Corp.(c)	67,679	2,976,522
SM Energy Co.	503,498	22,038,107
Talos Energy, Inc.(b)(c)	582,978	7,689,480
Vital Energy, Inc.(b)(c)	110,317	5,552,255
World Kinect Corp.(b)	267,982	6,528,042

		132,044,883

Total Common Stocks & Other Equity Interests (Cost $224,842,537)		224,787,137

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $169,378)	169,378	$169,378

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $225,011,915)		224,956,515

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-28.64%
Invesco Private Government Fund, 5.29%(d)(e)(f)	17,181,819	17,181,819
Invesco Private Prime Fund, 5.49%(d)(e)(f)	47,268,587	47,292,221

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,480,018)		64,474,040

TOTAL INVESTMENTS IN SECURITIES-128.58% (Cost $289,491,933)		289,430,555
OTHER ASSETS LESS LIABILITIES-(28.58)%		(64,333,167)

NET ASSETS-100.00%.		$225,097,388

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,031,621	$(3,862,243)	$ -	$-	$169,378	$2,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Energy ETF (PSCE)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$18,527,942	$103,111,503	$(104,457,626)	$-	$-	$17,181,819	$466,322	*

Invesco Private Prime Fund	47,643,280	215,212,593	(215,577,142)	(6,538)	20,028	47,292,221	1,246,229	*

Total	$66,171,222	$322,355,717	$(323,897,011)	$(6,538)	$20,028	$64,643,418	$1,714,859

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Oil, Gas & Consumable Fuels	58.66

Energy Equipment & Services	41.20

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-34.61%
Ameris Bancorp	4,484	$207,744
Atlantic Union Bankshares Corp.	5,171	171,987
Axos Financial, Inc.(b)(c)	3,542	184,609
Banc of California, Inc.	9,018	131,933
BancFirst Corp.(c)	999	87,652
Bancorp, Inc. (The)(b)(c)	3,701	165,213
Bank of Hawaii Corp.	2,741	165,227
BankUnited, Inc.	5,133	137,667
Banner Corp.(c)	2,370	103,901
Berkshire Hills Bancorp, Inc.	2,971	63,847
Brookline Bancorp, Inc.(c)	6,160	60,183
Capitol Federal Financial, Inc.	8,690	50,315
Cathay General Bancorp(c)	5,018	195,953
Central Pacific Financial Corp.	1,860	34,708
City Holding Co.(c)	1,024	102,892
Community Bank System, Inc.	3,690	167,157
Customers Bancorp, Inc.(b)(c)	1,951	105,959
CVB Financial Corp.(c)	9,127	155,342
Dime Community Bancshares, Inc.(c)	2,402	45,013
Eagle Bancorp, Inc.	2,057	48,998
FB Financial Corp.	2,424	86,391
First Bancorp (Puerto Rico)	11,896	201,994
First Bancorp/Southern Pines NC(c)	2,836	96,764
First Commonwealth Financial Corp.	7,047	91,822
First Financial Bancorp	6,561	142,374
First Hawaiian, Inc.(c)	8,796	184,364
Fulton Financial Corp.(c)	11,319	174,313
Hanmi Financial Corp.	2,089	31,565
Heritage Financial Corp.	2,400	44,040
Hilltop Holdings, Inc.	3,192	98,569
Hope Bancorp, Inc.	8,289	90,930
Independent Bank Corp.	3,023	157,710
Independent Bank Group, Inc.	2,478	108,363
Lakeland Financial Corp.(c)	1,755	111,794
National Bank Holdings Corp., Class A(c)	2,606	88,187
NBT Bancorp, Inc.(c)	3,248	111,699
Northfield Bancorp, Inc.	2,719	27,462
Northwest Bancshares, Inc.(c)	8,768	100,481
OFG Bancorp (Puerto Rico)	3,245	117,534
Pacific Premier Bancorp, Inc.(c)	6,611	151,127
Park National Corp.	991	127,353
Pathward Financial, Inc.	1,807	91,868
Preferred Bank(c)	860	61,791
Provident Financial Services, Inc.(c)	5,215	78,642
Renasant Corp.(c)	3,870	122,331
S&T Bancorp, Inc.	2,638	82,279
Seacoast Banking Corp. of Florida(c)	5,870	141,702
ServisFirst Bancshares, Inc.(c)	3,384	213,835
Simmons First National Corp., Class A	8,631	165,715
Southside Bancshares, Inc.(c)	1,989	57,005
Stellar Bancorp, Inc.	3,236	76,693
Tompkins Financial Corp.	860	41,418
Triumph Financial, Inc.(b)(c)	1,495	112,125
TrustCo Bank Corp.	1,308	35,695
Trustmark Corp.	4,211	113,107
United Community Banks, Inc.(c)	8,215	213,672
Veritex Holdings, Inc.	3,759	73,789

	Shares	Value
Banks-(continued)
WaFd, Inc.(c)	4,688	$127,701
Westamerica Bancorporation(c)	1,839	84,061
WSFS Financial Corp.(c)	4,197	177,911

		6,802,476

Capital Markets-6.56%
Artisan Partners Asset Management, Inc., Class A(c)	4,721	203,333
B. Riley Financial, Inc.(c)	1,135	20,805
BrightSphere Investment Group, Inc.	2,226	50,441
Donnelley Financial Solutions, Inc.(b)	1,710	110,398
Moelis & Co., Class A	4,602	248,692
Piper Sandler Cos	1,039	195,612
PJT Partners, Inc., Class A	1,537	162,000
StoneX Group, Inc.(b)	1,850	128,131
Virtus Investment Partners, Inc.	466	108,261
WisdomTree, Inc.(c)	7,659	61,732

		1,289,405

Consumer Finance-3.51%
Bread Financial Holdings, Inc.(c)	3,400	130,152
Encore Capital Group, Inc.(b)(c)	1,623	77,904
Enova International, Inc.(b)(c)	2,059	130,232
EZCORP, Inc., Class A(b)(c)	3,583	37,586
Green Dot Corp., Class A(b)(c)	3,100	25,451
Navient Corp.	5,840	94,958
PRA Group, Inc.(b)(c)	2,717	69,447
PROG Holdings, Inc.(b)(c)	3,086	95,265
World Acceptance Corp.(b)(c)	236	28,263

		689,258

Diversified REITs-2.83%
Alexander & Baldwin, Inc.(c)	5,007	81,414
American Assets Trust, Inc.	3,354	72,346
Armada Hoffler Properties, Inc.	4,634	47,174
Essential Properties Realty Trust, Inc.(c)	10,768	257,247
Global Net Lease, Inc.(c)	13,506	97,378

		555,559

Financial Services-8.35%
EVERTEC, Inc. (Puerto Rico)	4,535	163,850
Jackson Financial, Inc., Class A(c)	4,884	268,864
Mr. Cooper Group, Inc.(b)(c)	4,547	324,110
NCR Atleos Corp.(b)	4,614	100,401
NMI Holdings, Inc., Class A(b)	5,590	168,147
Payoneer Global, Inc.(b)	17,981	87,388
Radian Group, Inc.(c)	10,577	308,214
Walker & Dunlop, Inc.(c)	2,309	220,232

		1,641,206

Health Care REITs-1.82%
CareTrust REIT, Inc.(c)	8,212	185,263
Community Healthcare Trust, Inc.	1,760	47,766
LTC Properties, Inc.(c)	2,858	89,913
Universal Health Realty Income Trust(c)	874	33,894

		356,836

Hotel & Resort REITs-4.75%
Apple Hospitality REIT, Inc.	14,694	236,426
Chatham Lodging Trust	3,359	34,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Financials ETF (PSCF)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Hotel & Resort REITs-(continued)
DiamondRock Hospitality Co.(c)	14,450	$135,830
Pebblebrook Hotel Trust(c)	8,307	131,583
Service Properties Trust	11,444	77,819
Summit Hotel Properties, Inc.	7,395	47,476
Sunstone Hotel Investors, Inc.	14,157	158,417
Xenia Hotels & Resorts, Inc.(c)	7,316	112,227

		934,040

Industrial REITs-1.85%
Innovative Industrial Properties, Inc.(c)	1,933	189,414
LXP Industrial Trust	20,174	174,707

		364,121

Insurance-11.25%
Ambac Financial Group, Inc.(b)	3,107	50,831
American Equity Investment Life Holding Co.(b)	4,311	239,433
AMERISAFE, Inc.	1,320	69,643
Assured Guaranty Ltd.	3,750	343,500
Employers Holdings, Inc.(c)	1,779	81,318
Genworth Financial, Inc., Class A(b)	31,089	191,197
Goosehead Insurance, Inc., Class A(b)(c)	1,685	127,470
HCI Group, Inc.(c)	413	40,317
Horace Mann Educators Corp.	2,817	101,947
Lincoln National Corp.	11,714	322,604
Mercury General Corp.	1,835	89,346
Palomar Holdings, Inc.(b)	1,709	130,123
ProAssurance Corp.(c)	3,505	43,217
Safety Insurance Group, Inc.	1,021	83,885
SiriusPoint Ltd. (Bermuda)(b)	6,262	76,835
Stewart Information Services Corp.(c)	1,889	118,969
Trupanion, Inc.(b)(c)	2,458	65,752
United Fire Group, Inc., (Acquired 06/13/2017 - 03/18/2021; Cost $64,812)(d)	1,458	33,957

		2,210,344

Mortgage REITs-6.67%
Apollo Commercial Real Estate Finance, Inc.(c)	8,973	100,587
Arbor Realty Trust, Inc.(c)	12,996	174,147
ARMOUR Residential REIT, Inc.	3,395	67,221
Blackstone Mortgage Trust, Inc., Class A(c)	11,895	242,301
Ellington Financial, Inc.	5,440	61,635
Franklin BSP Realty Trust, Inc.(c)	5,682	73,355
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	7,666	192,953
KKR Real Estate Finance Trust, Inc.(c)	4,003	39,029
New York Mortgage Trust, Inc.(c)	6,235	44,954
PennyMac Mortgage Investment Trust(c)	5,990	84,639
Ready Capital Corp.(c)	10,926	96,477
Redwood Trust, Inc.(c)	8,156	49,996
Two Harbors Investment Corp.(c)	6,653	84,294

		1,311,588

Office REITs-4.22%
Brandywine Realty Trust(c)	11,830	50,869
Douglas Emmett, Inc.(c)	11,499	152,017
Easterly Government Properties, Inc.	6,575	77,585
Highwoods Properties, Inc.(c)	7,290	178,240
Hudson Pacific Properties, Inc.(c)	8,791	55,735

	Shares	Value
Office REITs-(continued)
JBG SMITH Properties, (Acquired 03/17/2023 -02/09/2024; Cost $86,963)(d)	6,006	$99,579
SL Green Realty Corp.	4,449	215,688

		829,713

Real Estate Management & Development-2.53%
Anywhere Real Estate, Inc.(b)(c)	7,595	47,620
Cushman & Wakefield PLC(b)(c)	11,596	115,844
eXp World Holdings, Inc.(c)	5,330	69,823
Kennedy-Wilson Holdings, Inc.	8,181	71,829
Marcus & Millichap, Inc.	1,649	60,502
St. Joe Co. (The)	2,456	132,305

		497,923

Residential REITs-1.34%
Centerspace(c)	1,043	57,980
Elme Communities(c)	6,062	78,079
NexPoint Residential Trust, Inc.	1,572	45,918
Veris Residential, Inc.(c)	5,540	80,884

		262,861

Retail REITs-7.30%
Acadia Realty Trust(c)	6,575	107,764
Getty Realty Corp.(c)	3,316	87,410
Macerich Co. (The)(c)	14,872	244,050
Phillips Edison & Co., Inc.	8,260	295,047
Retail Opportunity Investments Corp.(c)	8,689	112,349
Saul Centers, Inc.	889	32,173
SITE Centers Corp.	12,413	168,569
Tanger, Inc.	7,263	209,247
Urban Edge Properties	8,106	137,883
Whitestone REIT	3,239	39,904

		1,434,396

Specialized REITs-2.31%
Four Corners Property Trust, Inc.(c)	6,242	150,932
Outfront Media, Inc.	10,012	143,872
Safehold, Inc.(b)(c)	3,103	62,432
Uniti Group, Inc.(c)	16,482	96,585

		453,821

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $21,819,118)		19,633,547

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.55%
Invesco Private Government Fund, 5.29%(e)(f)(g)	1,772,843	1,772,843
Invesco Private Prime Fund, 5.49%(e)(f)(g)	4,622,236	4,624,547

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,397,250)		6,397,390

TOTAL INVESTMENTS IN SECURITIES-132.45% (Cost $28,216,368)		26,030,937
OTHER ASSETS LESS LIABILITIES-(32.45)%		(6,377,432)

NET ASSETS-100.00%		$19,653,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Financials ETF (PSCF)–(continued)

February 29, 2024

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Restricted security. The aggregate value of these securities at February 29, 2024 was $133,536, which represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Mortgage Capital, Inc.	$41,726	$217	$(34,232)	$237,987	$(245,698)	$-	$1,338

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	407,020	(407,020)	-	-	-	239

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,018,928	4,178,321	(4,424,406)	-	-	1,772,843	46,480	*

Invesco Private Prime Fund	5,191,532	6,159,719	(6,728,990)	34	2,252	4,624,547	124,279	*

Total	$7,252,186	$10,745,277	$(11,594,648)	$238,021	$(243,446)	$6,397,390	$172,336

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Banks	34.61

Insurance	11.25

Financial Services	8.35

Retail REITs	7.30

Mortgage REITs	6.67

Capital Markets	6.56

Hotel & Resort REITs	4.75

Office REITs	4.22

Consumer Finance	3.51

Industry Types Each Less Than 3%	12.68

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Health Care ETF (PSCH)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-20.48%
Alkermes PLC(b)(c)	299,670	$8,897,202
Arcus Biosciences, Inc.(b)(c)	96,739	1,850,617
Catalyst Pharmaceuticals, Inc.(b)(c)	198,984	3,189,713
Cytokinetics, Inc.(b)(c)	176,072	12,719,441
Dynavax Technologies Corp.(b)(c)	232,107	2,940,796
Ironwood Pharmaceuticals, Inc.(b)(c)	246,678	2,326,174
Myriad Genetics, Inc.(b)(c)	159,242	3,332,935
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
REGENXBIO, Inc.(b)(c)	72,724	1,268,307
Vericel Corp.(b)(c)	85,705	3,915,004
Vir Biotechnology, Inc.(b)(c)	154,617	1,737,895
Xencor, Inc.(b)	109,341	2,509,376

		44,687,460

Health Care Equipment & Supplies-23.09%
Artivion, Inc.(b)(c)	70,001	1,351,019
Avanos Medical, Inc.(b)	84,059	1,560,976
CONMED Corp.(c)	55,226	4,435,752
Embecta Corp.	102,887	1,469,226
Glaukos Corp.(b)(c)	87,494	7,751,093
ICU Medical, Inc.(b)(c)	36,409	3,976,955
Integer Holdings Corp.(b)(c)	59,852	6,601,077
LeMaitre Vascular, Inc.(c)	35,585	2,490,950
Merit Medical Systems, Inc.(b)(c)	103,703	7,902,169
Omnicell, Inc.(b)(c)	81,623	2,141,788
OraSure Technologies, Inc.(b)(c)	132,025	949,920
STAAR Surgical Co.(b)(c)	87,635	2,737,717
Tandem Diabetes Care, Inc.(b)(c)	116,867	3,112,168
UFP Technologies, Inc.(b)(c)	12,616	2,628,039
Varex Imaging Corp.(b)(c)	72,803	1,252,212

		50,361,061

Health Care Providers & Services-30.93%
AdaptHealth Corp.(b)(c)	146,970	1,503,503
Addus HomeCare Corp.(b)	29,118	2,687,009
Agiliti, Inc.(b)(c)	62,884	620,665
AMN Healthcare Services, Inc.(b)(c)	67,860	3,818,482
Astrana Health, Inc.(b)(c)	74,607	3,360,299
CorVel Corp.(b)(c)	16,273	3,970,612
Cross Country Healthcare, Inc.(b)(c)	59,367	1,084,635
Enhabit, Inc.(b)(c)	90,021	810,189
Ensign Group, Inc. (The)(c)	101,382	12,664,640
Fulgent Genetics, Inc.(b)(c)	36,205	816,785
ModivCare, Inc.(b)(c)	22,174	621,759
National HealthCare Corp.(c)	24,220	2,389,545
NeoGenomics, Inc.(b)(c)	228,904	3,570,903
Owens & Minor, Inc.(b)(c)	137,408	3,343,137
Patterson Cos., Inc.(c)	152,836	4,140,327
Pediatrix Medical Group, Inc.(b)(c)	148,621	1,359,882
Premier, Inc., Class A	214,907	4,482,960
Privia Health Group, Inc.(b)(c)	184,422	4,116,299
RadNet, Inc.(b)(c)	108,514	4,108,340

	Shares	Value
Health Care Providers & Services-(continued)
Select Medical Holdings Corp.	188,787	$5,140,670
U.S. Physical Therapy, Inc.(c)	26,916	2,860,363

		67,471,004

Health Care Technology-4.25%
Certara, Inc.(b)(c)	192,323	3,246,412
HealthStream, Inc.	42,979	1,172,467
Schrodinger, Inc.(b)(c)	98,222	2,500,732
Simulations Plus, Inc.(c)	28,625	1,187,938
Veradigm, Inc.(b)(c)	196,135	1,174,849

		9,282,398

Life Sciences Tools & Services-4.32%
BioLife Solutions, Inc.(b)(c)	62,495	1,056,166
Cytek Biosciences, Inc.(b)(c)	177,585	1,367,404
Fortrea Holdings, Inc.(b)(c)	159,482	5,986,954
Mesa Laboratories, Inc.	9,194	1,003,893

		9,414,417

Pharmaceuticals-16.84%
Amphastar Pharmaceuticals, Inc.(b)(c)	67,103	3,124,987
ANI Pharmaceuticals, Inc.(b)(c)	27,075	1,832,165
Collegium Pharmaceutical, Inc.(b)(c)	58,573	2,150,215
Corcept Therapeutics, Inc.(b)(c)	162,077	3,808,809
Harmony Biosciences Holdings, Inc.(b)(c)	58,899	1,890,658
Innoviva, Inc.(b)(c)	101,267	1,547,360
Ligand Pharmaceuticals, Inc.(b)(c)	29,445	2,336,461
Organon & Co.(c)	459,033	7,991,764
Pacira BioSciences, Inc.(b)(c)	83,390	2,478,351
Phibro Animal Health Corp., Class A	36,577	472,941
Prestige Consumer Healthcare, Inc.(b)	89,121	6,201,039
Supernus Pharmaceuticals, Inc.(b)(c)	98,090	2,913,273

		36,748,023

Total Common Stocks & Other Equity Interests (Cost $226,231,904)		217,964,363

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $19,950)	19,950	19,950

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $226,251,854)		217,984,313

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-34.44%
Invesco Private Government Fund, 5.29%(e)(f)(g)	21,031,482	21,031,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Health Care ETF (PSCH)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(e)(f)(g)	54,058,841	$54,085,870

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,119,001)		75,117,352

TOTAL INVESTMENTS IN SECURITIES-134.36% (Cost $301,370,855)		293,101,665
OTHER ASSETS LESS LIABILITIES-(34.36)%		(74,947,766)

NET ASSETS-100.00%.		$218,153,899

Investment Abbreviations:

Rts.-Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$93,363	$3,371,148	$(3,444,561)	$-	$-	$19,950	$2,647

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	21,876,344	43,789,911	(44,634,773)	-	-	21,031,482	513,468	*

Invesco Private Prime Fund	56,253,459	81,651,515	(83,845,384)	(2,725)	29,005	54,085,870	1,372,606	*

Total	$78,223,166	$128,812,574	$(131,924,718)	$(2,725)	$29,005	$75,137,302	$1,888,721

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Health Care ETF (PSCH)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Health Care Providers & Services	30.93

Health Care Equipment & Supplies	23.09

Biotechnology	20.48

Pharmaceuticals	16.84

Life Sciences Tools & Services	4.32

Health Care Technology	4.25

Money Market Funds Plus Other Assets
Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Industrials ETF (PSCI)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-6.80%
AAR Corp.(b)	29,095	$1,942,964
AeroVironment, Inc.(b)(c)	22,811	2,892,207
Kaman Corp.	24,485	1,121,658
Mercury Systems, Inc.(b)(c)	45,266	1,352,095
Moog, Inc., Class A	24,945	3,740,503
National Presto Industries, Inc.(c)	4,544	351,387
Triumph Group, Inc.(b)(c)	66,693	927,033

		12,327,847

Air Freight & Logistics-1.73%
Forward Air Corp.(c)	22,263	826,625
Hub Group, Inc., Class A(b)	54,131	2,302,192

		3,128,817

Building Products-15.58%
AAON, Inc.(c)	58,412	4,905,440
American Woodmark Corp.(b)(c)	14,249	1,428,320
Apogee Enterprises, Inc.	19,155	1,095,858
Armstrong World Industries, Inc.	38,261	4,614,659
AZZ, Inc.(c)	21,759	1,584,055
Gibraltar Industries, Inc.(b)	26,409	2,045,377
Griffon Corp.	35,537	2,537,342
Hayward Holdings, Inc.(b)(c)	109,400	1,618,026
Insteel Industries, Inc.(c)	16,885	614,783
MasterBrand, Inc.(b)	109,991	1,903,944
PGT Innovations, Inc.(b)	49,503	2,067,740
Quanex Building Products Corp.	28,624	989,818
Resideo Technologies, Inc.(b)	126,691	2,829,010

		28,234,372

Commercial Services & Supplies-12.23%
ABM Industries, Inc.	56,862	2,348,969
Brady Corp., Class A.	38,892	2,266,626
CoreCivic, Inc.(b)	98,575	1,501,297
Deluxe Corp.	37,916	735,950
Enviri Corp.(b)(c)	69,275	544,501
GEO Group, Inc. (The)(b)(c)	105,895	1,299,332
Healthcare Services Group, Inc.(b)	64,078	817,635
HNI Corp.	40,413	1,810,907
Interface, Inc.(c)	50,419	792,587
Liquidity Services, Inc.(b)	19,445	348,649
Matthews International Corp., Class A	26,435	765,029
MillerKnoll, Inc.	63,762	1,947,929
OPENLANE, Inc.(b)(c)	93,731	1,431,272
Pitney Bowes, Inc.(c)	133,111	536,437
UniFirst Corp.	13,103	2,210,738
Vestis Corp.	113,430	2,127,947
Viad Corp.(b)	18,152	675,799

		22,161,604

Construction & Engineering-6.09%
Arcosa, Inc.	42,309	3,511,647
Dycom Industries, Inc.(b)(c)	25,384	3,210,822
Granite Construction, Inc.(c)	38,120	1,964,324
MYR Group, Inc.(b)(c)	14,503	2,356,157

		11,042,950

Electrical Equipment-3.16%
Encore Wire Corp.(c)	13,687	3,298,567

	Shares	Value
Electrical Equipment-(continued)
Powell Industries, Inc.	7,927	$1,468,397
SunPower Corp.(b)(c)	74,493	231,673
Vicor Corp.(b)(c)	19,587	729,420

		5,728,057

Ground Transportation-3.62%
ArcBest Corp.	20,533	2,933,344
Heartland Express, Inc.(c)	39,771	508,273
Marten Transport Ltd.(c)	50,093	944,253
RXO, Inc.(b)(c)	101,526	2,184,840

		6,570,710

Machinery-27.21%
3D Systems Corp.(b)(c)	115,784	479,346
Alamo Group, Inc.(c)	8,966	1,813,732
Albany International Corp., Class A	27,064	2,540,498
Astec Industries, Inc.	19,736	801,282
Barnes Group, Inc.	43,970	1,536,312
Enerpac Tool Group Corp.(c)	47,150	1,589,426
Enpro, Inc.	18,142	2,826,886
ESCO Technologies, Inc.(c)	22,371	2,279,381
Federal Signal Corp.	52,865	4,330,172
Franklin Electric Co., Inc.	34,418	3,578,095
Greenbrier Cos., Inc. (The)	26,989	1,396,681
Hillenbrand, Inc.(c)	60,662	2,884,478
John Bean Technologies Corp.(c)	27,625	2,803,385
Kennametal, Inc.	69,068	1,743,276
Lindsay Corp.	9,557	1,140,246
Mueller Industries, Inc.	98,352	5,053,326
Proto Labs, Inc.(b)(c)	22,373	815,048
SPX Technologies, Inc.(b)(c)	39,537	4,633,341
Standex International Corp.(c)	10,327	1,786,571
Tennant Co.	16,208	1,834,584
Titan International, Inc.(b)(c)	43,905	560,228
Trinity Industries, Inc.	71,045	1,803,122
Wabash National Corp.(c)	39,994	1,091,036

		49,320,452

Marine Transportation-1.86%
Matson, Inc.	30,313	3,366,259

Passenger Airlines-5.38%
Alaska Air Group, Inc.(b)	110,896	4,146,401
Allegiant Travel Co.	13,090	952,690
JetBlue Airways Corp.(b)(c)	289,201	1,874,023
SkyWest, Inc.(b)	35,529	2,281,672
Sun Country Airlines Holdings, Inc.(b)(c)	33,816	507,240

		9,762,026

Professional Services-6.05%
CSG Systems International, Inc.	24,642	1,344,468
Forrester Research, Inc.(b)	10,019	202,083
Heidrick & Struggles International, Inc.	17,456	593,504
Kelly Services, Inc., Class A	27,729	680,192
Korn Ferry	45,734	2,911,427
NV5 Global, Inc.(b)(c)	11,039	1,122,777
Resources Connection, Inc.(c)	27,776	384,142
TrueBlue, Inc.(b)	27,019	317,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Industrials ETF (PSCI)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Professional Services-(continued)
TTEC Holdings, Inc.(c)	16,463	$287,279
Verra Mobility Corp., Class A(b)	144,313	3,120,047

		10,963,392

Trading Companies & Distributors-10.21%
Applied Industrial Technologies, Inc.	33,590	6,378,405
Boise Cascade Co.	34,298	4,661,441
DNOW, Inc.(b)	92,264	1,305,536
DXP Enterprises, Inc.(b)	11,512	408,906
GMS, Inc.(b)	35,225	3,145,945
Rush Enterprises, Inc., Class A	53,447	2,602,869

		18,503,102

Total Common Stocks & Other Equity Interests (Cost $151,401,961)		181,109,588

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $52,937)	52,937	52,937

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $151,454,898)		181,162,525

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.66%
Invesco Private Government Fund, 5.29%(d)(e)(f)	6,396,728	$6,396,728
Invesco Private Prime Fund, 5.49%(d)(e)(f)	16,549,710	16,557,985

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,956,654)		22,954,713

TOTAL INVESTMENTS IN SECURITIES-112.61% (Cost $174,411,552)		204,117,238
OTHER ASSETS LESS LIABILITIES-(12.61)%		(22,860,745)

NET ASSETS-100.00%.		$181,256,493

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,891	$1,721,504	$(1,675,458)	$-	$-	$52,937	$1,909

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,283,215	41,152,452	(38,038,939)	-	-	6,396,728	134,498	*

Invesco Private Prime Fund	9,438,856	91,747,143	(84,631,474)	(1,941)	5,401	16,557,985	371,315	*

Total	$12,728,962	$134,621,099	$(124,345,871)	$(1,941)	$5,401	$23,007,650	$507,722

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Industrials ETF (PSCI)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Machinery	27.21

Building Products	15.58

Commercial Services & Supplies	12.23

Trading Companies & Distributors	10.21

Aerospace & Defense	6.80

Construction & Engineering	6.09

Professional Services	6.05

Passenger Airlines	5.38

Ground Transportation	3.62

Electrical Equipment	3.16

Industry Types Each Less Than 3%	3.59

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Information Technology ETF (PSCT)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communications Equipment-7.17%
ADTRAN Holdings, Inc.(b)	170,723	$971,414
Digi International, Inc.(b)(c)	86,664	2,561,788
Extreme Networks, Inc.(c)	312,234	3,946,638
Harmonic, Inc.(b)(c)	270,320	3,549,301
NetScout Systems, Inc.(c)	171,094	3,704,185
Viasat, Inc.(b)(c)	180,038	3,523,344
Viavi Solutions, Inc.(b)(c)	535,912	5,117,959

		23,374,629

Electronic Equipment, Instruments & Components-34.78%
Advanced Energy Industries, Inc.(b)	89,830	9,090,796
Arlo Technologies, Inc.(c)	227,927	2,372,720
Badger Meter, Inc.	70,714	11,221,605
Benchmark Electronics, Inc.(b)	85,911	2,638,327
CTS Corp.(b)	75,072	3,345,208
ePlus, Inc.(c)	64,887	5,346,040
Fabrinet (Thailand)(c)	87,532	18,869,273
Insight Enterprises, Inc.(b)(c)	66,705	12,540,540
Itron, Inc.(c)	109,625	10,160,045
Knowles Corp.(c)	217,396	3,552,251
Methode Electronics, Inc.	86,693	1,846,561
OSI Systems, Inc.(c)	37,650	4,938,927
PC Connection, Inc.	27,201	1,805,602
Plexus Corp.(c)	66,204	6,249,658
Rogers Corp.(b)(c)	40,376	4,524,938
Sanmina Corp.(c)	137,844	8,711,741
ScanSource, Inc.(c)	60,157	2,600,587
TTM Technologies, Inc.(c)	246,373	3,658,639

		113,473,458

IT Services-4.79%
DXC Technology Co.(c)	466,467	10,196,968
Perficient, Inc.(b)(c)	83,779	5,434,744

		15,631,712

Semiconductors & Semiconductor Equipment-24.22%
Alpha & Omega Semiconductor Ltd.(b)(c)	54,213	1,187,265
Axcelis Technologies, Inc.(c)	78,894	8,888,987
CEVA, Inc.(b)(c)	56,802	1,285,997
Cohu, Inc.(c)	114,441	3,676,989
Diodes, Inc.(c)	110,664	7,522,939
FormFactor, Inc.(c)	187,538	8,069,760
Ichor Holdings Ltd.(b)(c)	70,740	3,027,672
Kulicke & Soffa Industries, Inc. (Singapore)(b)	136,039	6,478,177
MaxLinear, Inc.(c)	178,843	3,476,708
PDF Solutions, Inc.(c)	73,783	2,507,884
Photronics, Inc.(c)	150,640	4,336,926
Semtech Corp.(b)(c)	154,541	3,276,269
SiTime Corp.(b)(c)	41,665	3,854,013
SMART Global Holdings, Inc.(c)	125,097	2,660,813
SolarEdge Technologies, Inc.(b)(c)	136,868	9,193,424
Ultra Clean Holdings, Inc.(c)	108,007	4,665,902
Veeco Instruments, Inc.(b)(c)	135,751	4,915,544

		79,025,269

	Shares	Value
Software-27.07%
A10 Networks, Inc.(b)	167,893	$2,234,656
ACI Worldwide, Inc.(c)	261,957	8,621,005
Adeia, Inc.	258,208	2,928,079
Agilysys, Inc.(c)	48,911	3,805,276
Alarm.com Holdings, Inc.(b)(c)	120,439	9,116,028
Cerence, Inc.(b)(c)	97,205	1,448,354
Consensus Cloud Solutions, Inc.(b)(c)	42,936	683,541
Digital Turbine, Inc.(b)(c)	219,668	696,347
DoubleVerify Holdings, Inc.(b)(c)	335,862	10,374,777
Envestnet, Inc.(b)(c)	119,802	6,173,397
InterDigital, Inc.(b)	61,908	6,625,394
LiveRamp Holdings, Inc.(c)	157,867	5,522,188
N-able, Inc.(c)	167,506	2,256,306
NCR Voyix Corp.(c)	323,116	4,720,725
Progress Software Corp.	104,964	5,600,879
SPS Commerce, Inc.(c)	88,411	16,370,181
Xperi, Inc.(b)(c)	104,690	1,147,402

		88,324,535

Technology Hardware, Storage & Peripherals-1.97%
Corsair Gaming, Inc.(c)	104,207	1,349,481
Xerox Holdings Corp.(b)	272,505	5,082,218

		6,431,699

Total Common Stocks & Other Equity Interests (Cost $276,509,432)		326,261,302

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $10)	10	10

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $276,509,442)		326,261,312

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.68%
Invesco Private Government Fund, 5.29%(d)(e)(f)	22,540,137	22,540,137
Invesco Private Prime Fund, 5.49%(d)(e)(f)	57,931,389	57,960,355

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,508,433)		80,500,492

TOTAL INVESTMENTS IN SECURITIES-124.68% (Cost $357,017,875)		406,761,804
OTHER ASSETS LESS LIABILITIES-(24.68)%		(80,513,385)

NET ASSETS-100.00%		$326,248,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Information Technology ETF (PSCT)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$12,479	$2,604,261	$ (2,616,730)	$-	$-	$10	$2,832

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	22,373,280	75,587,583	(75,420,726)	-	-	22,540,137	445,014	*

Invesco Private Prime Fund	57,531,290	166,673,431	(166,258,423)	(7,278)	21,335	57,960,355	1,177,307	*

Total	$79,917,049	$244,865,275	$(244,295,879)	$(7,278)	$21,335	$80,500,502	$1,625,153

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Electronic Equipment, Instruments & Components	34.78

Software	27.07

Semiconductors & Semiconductor Equipment	24.22

Communications Equipment	7.17

IT Services	4.79

Technology Hardware, Storage & Peripherals	1.97

Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P SmallCap Materials ETF (PSCM)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Chemicals-42.74%
AdvanSix, Inc.	6,154	$172,189
Balchem Corp.(b)	7,321	1,150,788
H.B. Fuller Co.	12,267	975,595
Hawkins, Inc.	4,324	303,761
Ingevity Corp.(b)(c)	7,710	352,193
Innospec, Inc.	5,690	707,096
Koppers Holdings, Inc.	4,758	269,398
Mativ Holdings, Inc., Class A	12,371	214,884
Minerals Technologies, Inc.	7,448	538,937
Quaker Chemical Corp.(b)	3,168	635,184
Sensient Technologies Corp.	9,669	646,663
Stepan Co.	4,859	433,423

		6,400,111

Containers & Packaging-12.73%
Myers Industries, Inc.	8,403	161,590
O-I Glass, Inc.(c)	35,484	600,389
Sealed Air Corp.	32,797	1,143,631

		1,905,610

Metals & Mining-39.55%
Alpha Metallurgical Resources, Inc.(b)	2,685	1,012,916
ATI, Inc.(b)(c)	28,970	1,424,745
Carpenter Technology Corp.	11,196	723,821
Century Aluminum Co.(b)(c)	11,804	123,588
Compass Minerals International, Inc.	7,705	175,674
Haynes International, Inc.	2,913	173,120
Kaiser Aluminum Corp.	3,659	265,351
Materion Corp.	4,723	634,393
Metallus, Inc.(b)(c)	8,771	190,769
Olympic Steel, Inc.	2,236	152,093
SunCoke Energy, Inc.	19,131	204,893
Warrior Met Coal, Inc.	10,886	620,175
Worthington Steel, Inc.(c)	6,971	220,702

		5,922,240

	Shares	Value
Paper & Forest Products-4.87%
Clearwater Paper Corp.(c)	3,778	$148,438
Mercer International, Inc. (Germany)	9,996	91,763
Sylvamo Corp.	8,083	488,294

		728,495

Total Common Stocks & Other Equity Interests (Cost $13,322,387)		14,956,456

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $1,347)	1,347	1,347

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $13,323,734)		14,957,803

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.75%
Invesco Private Government Fund, 5.29%(d)(e)(f)	514,753	514,753
Invesco Private Prime Fund, 5.49%(d)(e)(f)	1,692,812	1,693,658

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,208,571)		2,208,411

TOTAL INVESTMENTS IN SECURITIES-114.65% (Cost $15,532,305)		17,166,214

OTHER ASSETS LESS LIABILITIES-(14.65)%		(2,193,279)

NET ASSETS-100.00%		$14,972,935

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$169,577	$(168,230)	$-	$-	$1,347	$110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P SmallCap Materials ETF (PSCM)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,352,773	$5,993,690	$(6,831,710)	$ -	$-	$514,753	$19,619	*

Invesco Private Prime Fund	3,478,560	12,832,716	(14,618,293)	(80)	755	1,693,658	50,969	*

Total	$4,831,333	$18,995,983	$(21,618,233)	$(80)	$755	$2,209,758	$70,698

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Chemicals	42.74

Metals & Mining	39.55

Containers & Packaging	12.73

Paper & Forest Products	4.87

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Diversified Telecommunication Services-13.10%
ATN International, Inc.(b)	3,254	$109,139
Cogent Communications Holdings, Inc.(b)	13,261	1,072,947
Consolidated Communications Holdings, Inc.(b)(c)	23,136	99,716
Lumen Technologies, Inc.(b)(c)	313,085	507,198
Shenandoah Telecommunications Co.(b)	15,598	291,059

		2,080,059

Electric Utilities-7.28%
Otter Tail Corp.(b)	12,781	1,156,169

Entertainment-10.38%
Cinemark Holdings, Inc.(b)(c)	32,920	573,137
Madison Square Garden Sports Corp., Class A(b)(c)	5,114	962,404
Marcus Corp. (The)	7,640	112,079

		1,647,620

Gas Utilities-6.96%
Chesapeake Utilities Corp.(b)	6,721	685,744
Northwest Natural Holding Co.	11,413	419,313

		1,105,057

Independent Power and Renewable Electricity Producers-4.81%
Clearway Energy, Inc., Class A	10,588	214,513
Clearway Energy, Inc., Class C	25,202	549,404

		763,917

Interactive Media & Services-20.43%
CarGurus, Inc.(b)(c)	26,587	588,636
Cars.com, Inc.(b)(c)	19,114	350,551
QuinStreet, Inc.(c)	16,089	235,382
Shutterstock, Inc.	7,425	362,043
TripAdvisor, Inc.(b)(c)	33,613	901,501
Yelp, Inc.(b)(c)	20,944	805,087

		3,243,200

Media-12.06%
AMC Networks, Inc., Class A(b)(c)	9,456	122,361
E.W. Scripps Co. (The), Class A(b)(c)	18,271	73,632
EchoStar Corp., Class A(b)(c)	37,379	490,039
John Wiley & Sons, Inc., Class A(b)	13,186	439,753
Scholastic Corp.(b)	8,474	334,214

	Shares	Value
Media-(continued)
TechTarget, Inc.(b)(c)	8,016	$254,187
Thryv Holdings, Inc.(b)(c)	9,603	201,087

		1,915,273

Multi-Utilities-5.82%
Avista Corp.	20,152	669,047
Unitil Corp.	4,997	254,647

		923,694

Water Utilities-15.09%
American States Water Co.	11,312	807,790
California Water Service Group	17,652	810,050
Middlesex Water Co.	5,526	281,218
SJW Group	9,018	496,531

		2,395,589

Wireless Telecommunication Services-3.93%
Gogo, Inc.(b)(c)	19,191	156,598
Telephone & Data Systems, Inc.	30,592	468,058

		624,656

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $17,445,032)		15,855,234

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.00%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,422,810	1,422,810
Invesco Private Prime Fund, 5.49%(d)(e)(f)	3,656,829	3,658,657

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,081,895)		5,081,467

TOTAL INVESTMENTS IN SECURITIES-131.86% (Cost $22,526,927)		20,936,701

OTHER ASSETS LESS LIABILITIES-(31.86)%		(5,059,073)

NET ASSETS-100.00%		$15,877,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$191,268	$(191,268)	$-	$-	$-	$186

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,207,866	8,195,473	(7,980,529)	-	-	1,422,810	37,520	*

Invesco Private Prime Fund	4,528,601	13,198,424	(14,070,143)	(423)	2,198	3,658,657	101,121	*

Total	$5,736,467	$21,585,165	$(22,241,940)	$(423)	$2,198	$5,081,467	$138,827

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Interactive Media & Services	20.43

Water Utilities	15.09

Diversified Telecommunication Services	13.10

Media	12.06

Entertainment	10.38

Electric Utilities	7.28

Gas Utilities	6.96

Multi-Utilities	5.82

Independent Power and Renewable Electricity Producers	4.81

Wireless Telecommunication Services	3.93

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

(This Page Intentionally Left Blank)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)

Assets:
Unaffiliated investments in securities, at value(a)	$898,697,979	$36,285,717	$91,634,872	$224,787,137
Affiliated investments in securities, at value(a)	212,696,136	11,411,163	21,413,311	64,643,418
Cash	-		-	26,354
Receivable for:
Dividends	340,904	19,441	74,623	164,940
Securities lending	62,062	1,237	2,852	5,779
Investments sold	-	-	745,862	-
Fund shares sold	22,450,552	-	-	-

Total assets	1,134,247,633	47,717,558	113,871,520	289,627,628

Liabilities:
Due to custodian	-		-	-
Payable for:
Investments purchased	22,443,322	-	-	-
Collateral upon return of securities loaned	212,625,511	11,402,522	21,355,018	64,480,018
Fund shares repurchased	-	-	746,674	-
Accrued unitary management fees	386,432	8,122	21,347	50,222

Total liabilities	235,455,265	11,410,644	22,123,039	64,530,240

Net Assets	$898,792,368	$36,306,914	$91,748,481	$225,097,388

Net assets consist of:
Shares of beneficial interest	$1,191,451,736	$51,267,597	$100,687,962	$288,980,958
Distributable earnings (loss)	(292,659,368)	(14,960,683)	(8,939,481)	(63,883,570)

Net Assets	$898,792,368	$36,306,914	$91,748,481	$225,097,388

Shares outstanding (unlimited amount authorized, $0.01 par value)	9,970,000	340,000	2,440,000	4,343,970
Net asset value	$90.15	$106.79	$37.60	$51.82

Market price	$90.11	$106.68	$37.58	$51.79

Unaffiliated investments in securities, at cost	$712,252,702	$34,372,558	$98,921,529	$224,842,537

Affiliated investments in securities, at cost	$212,720,844	$11,410,855	$21,415,205	$64,649,396

(a) Includes securities on loan with an aggregate value of:	$205,204,483	$11,297,684	$21,230,489	$63,248,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$19,633,547	$217,964,363	$181,109,588	$326,261,302	$14,956,456	$15,855,234
6,397,390	75,137,302	23,007,650	80,500,502	2,209,758	5,081,467
-	-	55	4,436	-	-

40,217	218,353	132,172	59,333	18,389	44,719
2,075	7,008	2,532	6,634	248	488
-	5,591,171	-	-	-	-
-	-	-	-	-	-

26,073,229	298,918,197	204,251,997	406,832,207	17,184,851	20,981,908

11,850	-	-	-	-	11,109

6,130	-	-	-	-	7,507
6,397,250	75,119,001	22,956,654	80,508,433	2,208,571	5,081,895
-	5,593,826	-	-	-	-
4,494	51,471	38,850	75,355	3,345	3,769

6,419,724	80,764,298	22,995,504	80,583,788	2,211,916	5,104,280

$19,653,505	$218,153,899	$181,256,493	$326,248,419	$14,972,935	$15,877,628

$32,103,137	$408,092,932	$155,018,467	$308,124,664	$18,545,159	$29,115,295
(12,449,632)	(189,939,033)	26,238,026	18,123,755	(3,572,224)	(13,237,667)

$19,653,505	$218,153,899	$181,256,493	$326,248,419	$14,972,935	$15,877,628

420,000	5,140,000	1,500,000	7,000,000	200,000	310,000
$46.79	$42.44	$120.84	$46.61	$74.86	$51.22

$46.77	$42.43	$120.83	$46.57	$74.84	$51.17

$21,819,118	$226,231,904	$151,401,961	$276,509,432	$13,322,387	$17,445,032

$6,397,250	$75,138,951	$23,009,591	$80,508,443	$2,209,918	$5,081,895

$6,299,113	$71,094,601	$22,759,820	$77,996,644	$2,218,405	$4,963,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)

Investment income:
Unaffiliated dividend income	$2,459,705	$223,008	$620,895	$2,743,237
Affiliated dividend income	12,558	398	602	2,308
Securities lending income, net	573,129	7,679	14,542	44,994
Foreign withholding tax	(9,614)	-	-	-

Total investment income	3,035,778	231,085	636,039	2,790,539

Expenses:
Unitary management fees	2,127,486	45,009	125,433	337,420

Less: Waivers	(242)	(8)	(13)	(47)

Net expenses	2,127,244	45,001	125,420	337,373

Net investment income	908,534	186,084	510,619	2,453,166

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	6,168,006	(1,223,333)	382,075	(1,748,723)
Affiliated investment securities	74,758	3,210	7,334	20,028
Unaffiliated in-kind redemptions	5,280,452	485,644	10,423,535	6,961,614
Affiliated in-kind redemptions	-		-	-

Net realized gain (loss)	11,523,216	(734,479)	10,812,944	5,232,919

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	86,311,317	6,048,303	(10,725,404)	(25,260,062)
Affiliated investment securities	(25,968)	79	(1,894)	(6,538)

Change in net unrealized appreciation (depreciation)	86,285,349	6,048,382	(10,727,298)	(25,266,600)

Net realized and unrealized gain (loss)	97,808,565	5,313,903	85,646	(20,033,681)

Net increase (decrease) in net assets resulting from operations	$98,717,099	$5,499,987	$596,265	$(17,580,515)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$419,813	$601,413	$818,250	$427,717	$88,592	$171,979
1,577	2,647	1,909	2,832	110	186
11,476	50,192	13,094	49,546	2,499	3,668
(519)	-	-	-	-	-

432,347	654,252	833,253	480,095	91,201	175,833

28,513	316,606	212,090	450,651	23,080	24,637

(5)	(50)	(28)	(59)	(2)	(4)

28,508	316,556	212,062	450,592	23,078	24,633

403,839	337,696	621,191	29,503	68,123	151,200

(971,206)	(29,838,348)	(2,142,767)	(8,951,035)	(1,683,415)	(441,248)
(235,659)	29,005	5,401	21,335	755	2,198
(14,559)	1,898,947	3,928,261	16,998,423	620,152	(84,126)
(7,787)	-	-	-	-	-

(1,229,211)	(27,910,396)	1,790,895	8,068,723	(1,062,508)	(523,176)

1,915,273	30,618,397	22,235,792	(17,747,555)	2,211,012	(32,791)
238,021	(2,725)	(1,941)	(7,278)	(80)	(423)

2,153,294	30,615,672	22,233,851	(17,754,833)	2,210,932	(33,214)

924,083	2,705,276	24,024,746	(9,686,110)	1,148,424	(556,390)

$1,327,922	$3,042,972	$24,645,937	$(9,656,607)	$1,216,547	$(405,190)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

 Statements of Changes in Net Assets

 For the six months ended February 29, 2024 and the year ended August 31, 2023

 (Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

Operations:
Net investment income	$908,534	$3,759,013	$186,084	$351,540
Net realized gain (loss)	11,523,216	(30,888,701)	(734,479)	(4,360,581)
Change in net unrealized appreciation (depreciation)	86,285,349	73,783,144	6,048,382	7,454,145

Net increase (decrease) in net assets resulting from operations	98,717,099	46,653,456	5,499,987	3,445,104

Distributions to Shareholders from:
Distributable earnings	(8,574,131)	(4,016,319)	(194,858)	(355,217)

Shareholder Transactions:
Proceeds from shares sold	134,877,111	361,148,219	6,314,749	6,353,723
Value of shares repurchased	(42,810,566)	(77,282,607)	(2,033,753)	(7,793,396)

Net increase (decrease) in net assets resulting from share transactions	92,066,545	283,865,612	4,280,996	(1,439,673)

Net increase (decrease) in net assets	182,209,513	326,502,749	9,586,125	1,650,214

Net assets:
Beginning of period	716,582,855	390,080,106	26,720,789	25,070,575

End of period	$898,792,368	$716,582,855	$36,306,914	$26,720,789

Changes in Shares Outstanding:
Shares sold	1,620,000	4,840,000	70,000	70,000
Shares repurchased	(580,000)	(1,030,000)	(20,000)	(90,000)
Shares outstanding, beginning of period	8,930,000	5,120,000	290,000	310,000

Shares outstanding, end of period	9,970,000	8,930,000	340,000	290,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 17, 2023.
(b)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective after the close of business on July 17, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P SmallCap Consumer Staples ETF (PSCC)			Invesco S&P SmallCap Energy ETF (PSCE)			Invesco S&P SmallCap Financials ETF (PSCF)
Six Months Ended February 29, 2024	Year Ended August 31, 2023		Six Months Ended February 29, 2024	Year Ended August 31, 2023		Six Months Ended February 29, 2024	Year Ended August 31, 2023

$510,619	$1,177,425		$2,453,166	$4,308,566		$403,839	$896,077
10,812,944	953,383		5,232,919	1,142,197		(1,229,211)	(3,875,367)
(10,727,298)	4,874,879		(25,266,600)	27,330,988		2,153,294	151,603

596,265	7,005,687		(17,580,515)	32,781,751		1,327,922	(2,827,687)

(626,488)	(1,068,839)		(2,931,019)	(3,855,664)		(392,085)	(863,592)

32,099,772	37,458,040		43,068,094	135,620,537		976,324	-
(29,003,904)	(16,159,554)		(44,117,898)	(56,080,636)		(4,452,051)	(11,890,566)

3,095,868	21,298,486		(1,049,804)	79,539,901		(3,475,727)	(11,890,566)

3,065,645	27,235,334		(21,561,338)	108,465,988		(2,539,890)	(15,581,845)

88,682,836	61,447,502		246,658,726	138,192,738		22,193,395	37,775,240

$91,748,481	$88,682,836		$225,097,388	$246,658,726		$19,653,505	$22,193,395

840,000	1,040,000	(a)	800,000	2,738,000	(b)	20,000	-
(780,000)	(460,000	)(a)	(850,000)	(1,136,030	)(b)	(100,000)	(250,000)
2,380,000	1,800,000	(a)	4,393,970	2,792,000	(b)	500,000	750,000

2,440,000	2,380,000	(a)	4,343,970	4,393,970	(b)	420,000	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco S&P SmallCap Health Care ETF (PSCH)			Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023		Six Months Ended February 29, 2024	Year Ended August 31, 2023

Operations:
Net investment income (loss)	$337,696	$(202,474)		$621,191	$771,516
Net realized gain (loss)	(27,910,396)	(29,418,638)		1,790,895	(364,005)
Change in net unrealized appreciation (depreciation)	30,615,672	(7,837,878)		22,233,851	17,820,923

Net increase (decrease) in net assets resulting from operations	3,042,972	(37,458,990)		24,645,937	18,228,434

Distributions to Shareholders from:
Distributable earnings	(24,326)	-		(641,541)	(759,212)

Shareholder Transactions:
Proceeds from shares sold	3,779,877	30,844,398		35,487,925	62,505,718
Value of shares repurchased	(44,881,307)	(73,649,551)		(12,158,624)	(14,659,615)

Net increase (decrease) in net assets resulting from share transactions	(41,101,430)	(42,805,153)		23,329,301	47,846,103

Net increase (decrease) in net assets	(38,082,784)	(80,264,143)		47,333,697	65,315,325

Net assets:
Beginning of period	256,236,683	336,500,826		133,922,796	68,607,471

End of period	$218,153,899	$256,236,683		$181,256,493	$133,922,796

Changes in Shares Outstanding:
Shares sold	90,000	690,000	(a)	320,000	660,000
Shares repurchased	(1,140,000)	(1,670,000	)(a)	(110,000)	(160,000)
Shares outstanding, beginning of period	6,190,000	7,170,000	(a)	1,290,000	790,000

Shares outstanding, end of period	5,140,000	6,190,000	(a)	1,500,000	1,290,000

(a) Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 17, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P SmallCap Information Technology ETF (PSCT)			Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 29, 2024	Year Ended August 31, 2023		Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$29,503	$55,657		$68,123	$166,747	$151,200	$321,832
8,068,723	348,047		(1,062,508)	765,275	(523,176)	(1,078,723)
(17,754,833)	43,971,065		2,210,932	522,172	(33,214)	(862,156)

(9,656,607)	44,374,769		1,216,547	1,454,194	(405,190)	(1,619,047)

(76,521)	-		(73,060)	(192,225)	(221,876)	(278,048)

27,856,341	21,780,815		-	9,323,883	-	2,297,924
(30,170,933)	(111,063,711)		(4,669,650)	(11,013,303)	(2,500,718)	(4,048,302)

(2,314,592)	(89,282,896)		(4,669,650)	(1,689,420)	(2,500,718)	(1,750,378)

(12,047,720)	(44,908,127)		(3,526,163)	(427,451)	(3,127,784)	(3,647,473)

338,296,139	383,204,266		18,499,098	18,926,549	19,005,412	22,652,885

$326,248,419	$338,296,139		$14,972,935	$18,499,098	$15,877,628	$19,005,412

600,000	560,000	(a)	-	140,000	-	40,000
(650,000)	(2,900,000	)(a)	(70,000)	(170,000)	(50,000)	(70,000)
7,050,000	9,390,000	(a)	270,000	300,000	360,000	390,000

7,000,000	7,050,000	(a)	200,000	270,000	310,000	360,000

37

Financial Highlights

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$80.24		$76.19	$87.15	$59.33	$53.34	$59.34

Net investment income (loss)(a)	0.10		0.57	0.53	0.03	0.20	(0.01)
Net realized and unrealized gain (loss) on investments	10.77		4.11	(11.20)	27.88	5.97	(5.99)

Total from investment operations	10.87		4.68	(10.67)	27.91	6.17	(6.00)

Distributions to shareholders from:
Net investment income	(0.96)		(0.63)	(0.29)	(0.09)	(0.18)	-

Net asset value at end of period	$90.15		$80.24	$76.19	$87.15	$59.33	$53.34

Market price at end of period(b)	$90.11		$80.24	$76.21	$87.07	$59.39	$53.34

Net Asset Value Total Return(c)	13.68%		6.21%	(12.25)%	47.07%	11.65%	(10.11)%
Market Price Total Return(c)	13.63%		6.19%	(12.15)%	46.79%	11.77%	(10.14)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$898,792		$716,583	$390,080	$455,814	$234,373	$264,010
Ratio to average net assets of:
Expenses	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	0.26	%(d)	0.75%	0.63%	0.03%	0.39%	(0.03)%
Portfolio turnover rate(e)	87%		181%	175%	198%	185%	159%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$92.14		$80.87		$113.63	$64.90	$57.37	$71.32

Net investment income(a)	0.55		1.19		1.04	0.47	0.61	0.57
Net realized and unrealized gain (loss) on investments	14.71		11.25	(b)	(32.74)	48.59	7.57	(13.81)

Total from investment operations	15.26		12.44		(31.70)	49.06	8.18	(13.24)

Distributions to shareholders from:
Net investment income	(0.61)		(1.17)		(1.06)	(0.33)	(0.65)	(0.71)

Net asset value at end of period	$106.79		$92.14		$80.87	$113.63	$64.90	$57.37

Market price at end of period(c)	$106.68		$92.11		$80.85	$113.46	$64.92	$57.36

Net Asset Value Total Return(d)	16.65%		15.57	%(b)	(28.01)%	75.74%	14.68%	(18.57)%
Market Price Total Return(d)	16.57%		15.56	%(b)	(27.91)%	75.42%	14.74%	(18.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,307		$26,721		$25,071	$65,907	$19,470	$22,949
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%		0.30%	0.29%	0.29%	0.30	%(f)
Net investment income	1.20	%(e)	1.38%		1.04%	0.44%	1.08%	0.93	%(f)
Portfolio turnover rate(g)	9%		19%		24%	33%	27%	27%

(a)	Based on average shares outstanding.
(b)

Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $10.76. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$37.26		$34.14	$34.05	$26.12	$23.96	$28.47

Net investment income(b)	0.21		0.62	0.42	0.52	0.40	0.36
Net realized and unrealized gain (loss) on investments	0.39		3.08	0.07 (c)	7.95	2.20	(4.49)

Total from investment operations	0.60		3.70	0.49	8.47	2.60	(4.13)

Distributions to shareholders from:
Net investment income	(0.26)		(0.58)	(0.40)	(0.54)	(0.44)	(0.38)

Net asset value at end of period	$37.60		$37.26	$34.14	$34.05	$26.12	$23.96

Market price at end of period(d)	$37.58		$37.24	$34.14	$34.01	$26.19	$23.89

Net Asset Value Total Return(e)	1.62%		10.98%	1.48%	32.77%	10.97%	(14.52)%
Market Price Total Return(e)	1.62%		10.89%	1.62%	32.27%	11.60%	(14.71)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$91,748		$88,683	$61,448	$46,982	$39,182	$46,722
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.29%	0.30	%(g)
Net investment income	1.18	%(f)	1.75%	1.21%	1.64%	1.66%	1.41	%(g)
Portfolio turnover rate(h)	18%		10%	20%	30%	40%	59%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco S&P SmallCap Energy ETF (PSCE)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$56.14		$49.50	$32.55	$17.50	$34.85	$81.70

Net investment income (loss)(b)	0.56		1.31	0.45	0.15	0.25	(0.10)
Net realized and unrealized gain (loss) on investments	(4.20)		6.62	16.85	15.00	(17.45)	(46.65)

Total from investment operations	(3.64)		7.93	17.30	15.15	(17.20)	(46.75)

Distributions to shareholders from:
Net investment income	(0.68)		(1.29)	(0.35)	(0.10)	(0.15)	(0.10)

Net asset value at end of period	$51.82		$56.14	$49.50	$32.55	$17.50	$34.85

Market price at end of period(c)	$51.79		$56.11	$49.50	$32.60	$17.60	$34.90

Net Asset Value Total Return(d)	(6.55)%		16.63%	53.42%	87.13%	(49.31)%	(57.29)%
Market Price Total Return(d)	(6.56)%		16.57%	53.18%	86.35%	(49.09)%	(57.20)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$225,097		$246,659	$138,193	$105,589	$14,713	$19,523
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29%	0.31	%(f)
Net investment income (loss)	2.11	%(e)	2.67%	1.04%	0.43%	1.01%	(0.20	)%(f)
Portfolio turnover rate(g)	32%		48%	58%	26%	74%	48%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco S&P SmallCap Financials ETF (PSCF)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$44.39		$50.37	$58.47	$40.46	$52.62	$60.04

Net investment income(a)	0.91		1.51	1.32	1.06	1.45	1.48
Net realized and unrealized gain (loss) on investments	2.33		(6.10)	(8.16)	18.07	(10.89)	(6.48)

Total from investment operations	3.24		(4.59)	(6.84)	19.13	(9.44)	(5.00)

Distributions to shareholders from:
Net investment income	(0.84)		(1.39)	(1.26)	(1.12)	(2.23)	(1.85)
Net realized gains	-		-	-	-	(0.49)	(0.57)

Total distributions	(0.84)		(1.39)	(1.26)	(1.12)	(2.72)	(2.42)

Net asset value at end of period	$46.79		$44.39	$50.37	$58.47	$40.46	$52.62

Market price at end of period(b)	$46.77		$44.36	$50.38	$58.39	$40.54	$52.54

Net Asset Value Total Return(c)	7.39%		(9.13)%	(11.81)%	47.97%	(18.02)%	(8.05)%
Market Price Total Return(c)	7.42%		(9.21)%	(11.67)%	47.48%	(17.72)%	(8.27)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,654		$22,193	$37,775	$50,288	$26,297	$123,655
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30	%(e)
Net investment income	4.11	%(d)	3.24%	2.33%	2.01%	2.83%	2.73	%(e)
Portfolio turnover rate(f)	13%		31%	19%	19%	31%	16%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P SmallCap Health Care ETF (PSCH)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022(a)	2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$41.40		$46.93	$63.77	$44.25	$38.28	$48.25

Net investment income (loss)(b)	0.06		(0.03)	(0.08)	(0.09)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	0.98		(5.50)	(16.76)	19.61	6.04	(9.92)

Total from investment operations	1.04		(5.53)	(16.84)	19.52	5.97	(9.97)

Distributions to shareholders from:
Net investment income	(0.00	)(c)	-	-	-	-	(0.00	)(c)

Net asset value at end of period	$42.44		$41.40	$46.93	$63.77	$44.25	$38.28

Market price at end of period(d)	$42.43		$41.35	$46.94	$63.64	$44.28	$38.27

Net Asset Value Total Return(e)	2.53%		(11.79)%	(26.40)%	44.13%	15.58%	(20.66)%
Market Price Total Return(e)	2.62%		(11.91)%	(26.24)%	43.72%	15.69%	(20.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$218,154		$256,237	$336,501	$526,104	$384,957	$465,142
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.31	%(f)	(0.07)%	(0.15)%	(0.16)%	(0.18)%	(0.13)%
Portfolio turnover rate(g)	20%		29%	31%	30%	19%	36%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco S&P SmallCap Industrials ETF (PSCI)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$103.82		$86.84	$94.57	$65.95	$64.17	$75.22

Net investment income(a)	0.45		0.85	0.69	0.64	0.47	0.37
Net realized and unrealized gain (loss) on investments	17.04		16.98	(7.78)	28.53	1.81	(11.03)

Total from investment operations	17.49		17.83	(7.09)	29.17	2.28	(10.66)

Distributions to shareholders from:
Net investment income	(0.47)		(0.85)	(0.64)	(0.55)	(0.50)	(0.39)

Net asset value at end of period	$120.84		$103.82	$86.84	$94.57	$65.95	$64.17

Market price at end of period(b)	$120.83		$103.81	$86.84	$94.49	$66.05	$64.21

Net Asset Value Total Return(c)	16.90%		20.67%	(7.52)%	44.37%	3.68%	(14.16)%
Market Price Total Return(c)	16.90%		20.66%	(7.43)%	44.03%	3.76%	(14.14)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$181,256		$133,923	$68,607	$124,836	$46,168	$54,547
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.30	%(e)
Net investment income	0.85	%(d)	0.89%	0.75%	0.74%	0.74%	0.58	%(e)
Portfolio turnover rate(f)	13%		21%	15%	9%	10%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco S&P SmallCap Information Technology ETF (PSCT)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022(a)		2021(a)	2020(a)	2019(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.99		$40.81	$49.09		$30.19	$27.71	$29.93

Net investment income (loss)(b)	0.00	(c)	0.01	(0.00	)(d)	0.01	0.04	0.08
Net realized and unrealized gain (loss) on investments	(1.37)		7.17	(8.28)		18.91	2.48	(2.20)

Total from investment operations	(1.37)		7.18	(8.28)		18.92	2.52	(2.12)

Distributions to shareholders from:
Net investment income	(0.01)		-	-		(0.02)	(0.04)	(0.10)

Net asset value at end of period	$46.61		$47.99	$40.81		$49.09	$30.19	$27.71

Market price at end of period(e)	$46.57		$48.01	$40.85		$49.09	$30.22	$27.68

Net Asset Value Total Return(f)	(2.85)%		17.59%	(16.87)%		62.70%	9.12%	(7.08)%
Market Price Total Return(f)	(2.97)%		17.53%	(16.79)%		62.54%	9.35%	(7.08)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$326,248		$338,296	$383,204		$477,157	$244,541	$303,408
Ratio to average net assets of:
Expenses	0.29	%(g)	0.29%	0.29%		0.29%	0.29%	0.29%
Net investment income (loss)	0.02	%(g)	0.02%	(0.00)%		0.03%	0.13%	0.32%
Portfolio turnover rate(h)	21%		20%	18%		16%	19%	11%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Amount represents less than $(0.005) per share.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights–(continued)

Invesco S&P SmallCap Materials ETF (PSCM)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$68.52		$63.09	$65.98	$42.14	$40.93	$55.57

Net investment income(a)	0.29		0.57	0.51	0.61	0.66	0.44
Net realized and unrealized gain (loss) on investments	6.35		5.49	(2.94)	23.97	1.27	(14.56)

Total from investment operations	6.64		6.06	(2.43)	24.58	1.93	(14.12)

Distributions to shareholders from:
Net investment income	(0.30)		(0.63)	(0.46)	(0.74)	(0.72)	(0.52)

Net asset value at end of period	$74.86		$68.52	$63.09	$65.98	$42.14	$40.93

Market price at end of period(b)	$74.84		$68.51	$63.05	$65.88	$41.99	$40.91

Net Asset Value Total Return(c)	9.72%		9.69%	(3.69)%	58.70%	4.91%	(25.50)%
Market Price Total Return(c)	9.71%		9.74%	(3.60)%	59.03%	4.59%	(25.54)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,973		$18,499	$18,927	$27,711	$8,429	$14,327
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.32	%(e)
Net investment income	0.86	%(d)	0.86%	0.78%	1.00%	1.58%	0.93	%(e)
Portfolio turnover rate(f)	32%		18%	21%	25%	25%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$52.79		$58.08	$67.58	$48.85		$53.08	$55.80

Net investment income(a)	0.45		0.87	0.88	1.75	(b)	0.91	1.22
Net realized and unrealized gain (loss) on investments	(1.37)		(5.42)	(8.44)	17.63		(4.03)	(2.70)

Total from investment operations	(0.92)		(4.55)	(7.56)	19.38		(3.12)	(1.48)

Distributions to shareholders from:
Net investment income	(0.65)		(0.74)	(1.94)	(0.65)		(1.11)	(1.24)

Net asset value at end of period	$51.22		$52.79	$58.08	$67.58		$48.85	$53.08

Market price at end of period(c)	$51.17		$52.78	$58.08	$67.44		$48.91	$53.01

Net Asset Value Total Return(d)	(1.75)%		(7.87)%	(11.42)%	40.03%		(5.94)%	(2.58)%
Market Price Total Return(d)	(1.83)%		(7.88)%	(11.23)%	39.57%		(5.70)%	(2.74)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,878		$19,005	$22,653	$27,034		$21,985	$50,421
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%		0.29%	0.30	%(f)
Net investment income	1.78	%(e)	1.57%	1.38%	2.98	%(b)	1.78%	2.27	%(f)
Portfolio turnover rate(g)	15%		53%	40%	70%		64%	66%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period.Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	“Dorsey Wright SmallCap Momentum ETF”

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	“S&P SmallCap Consumer Discretionary ETF”

Invesco S&P SmallCap Consumer Staples ETF (PSCC)	“S&P SmallCap Consumer Staples ETF”

Invesco S&P SmallCap Energy ETF (PSCE)	“S&P SmallCap Energy ETF”

Invesco S&P SmallCap Financials ETF (PSCF)	“S&P SmallCap Financials ETF”

Invesco S&P SmallCap Health Care ETF (PSCH)	“S&P SmallCap Health Care ETF”

Invesco S&P SmallCap Industrials ETF (PSCI)	“S&P SmallCap Industrials ETF”

Invesco S&P SmallCap Information Technology ETF (PSCT)	“S&P SmallCap Information Technology ETF”

Invesco S&P SmallCap Materials ETF (PSCM)	“S&P SmallCap Materials ETF”

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	“S&P SmallCap Utilities & Communication Services ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Dorsey Wright SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical Leaders Index

S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index

S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index

S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index

S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index

S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index

S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index

S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index

S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index

S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

48

settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market

49

liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

50

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may

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act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Dorsey Wright SmallCap Momentum ETF	$42,908

S&P SmallCap Consumer Discretionary ETF	636

S&P SmallCap Consumer Staples ETF	1,166

S&P SmallCap Energy ETF	3,972

S&P SmallCap Financials ETF	1,056

S&P SmallCap Health Care ETF	4,026

S&P SmallCap Industrials ETF	1,198

S&P SmallCap Information Technology ETF	3,807

S&P SmallCap Materials ETF	255

S&P SmallCap Utilities & Communication Services ETF	385

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events;

52

obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent Dorsey Wright SmallCap Momentum ETF becomes non-diversified, and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Dorsey Wright SmallCap Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

Dorsey Wright SmallCap Momentum ETF	0.60%

S&P SmallCap Consumer Discretionary ETF	0.29%

S&P SmallCap Consumer Staples ETF	0.29%

S&P SmallCap Energy ETF	0.29%

S&P SmallCap Financials ETF	0.29%

S&P SmallCap Health Care ETF	0.29%

S&P SmallCap Industrials ETF	0.29%

S&P SmallCap Information Technology ETF	0.29%

S&P SmallCap Materials ETF	0.29%

S&P SmallCap Utilities & Communication Services ETF	0.29%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are

53

attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

Dorsey Wright SmallCap Momentum ETF	$242

S&P SmallCap Consumer Discretionary ETF	8

S&P SmallCap Consumer Staples ETF	13

S&P SmallCap Energy ETF	47

S&P SmallCap Financials ETF	5

S&P SmallCap Health Care ETF	50

S&P SmallCap Industrials ETF	28

S&P SmallCap Information Technology ETF	59

S&P SmallCap Materials ETF	2

S&P SmallCap Utilities & Communication Services ETF	4

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Dorsey Wright SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC

S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC

S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Dorsey Wright SmallCap Momentum ETF	$95,670

S&P SmallCap Consumer Discretionary ETF	1,186

S&P SmallCap Consumer Staples ETF	3,476

S&P SmallCap Energy ETF	27,486

S&P SmallCap Financials ETF	1,339

S&P SmallCap Health Care ETF	15,008

S&P SmallCap Industrials ETF	5,879

S&P SmallCap Information Technology ETF	20,707

S&P SmallCap Materials ETF	1,444

S&P SmallCap Utilities & Communication Services ETF	1,342

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 29, 2024, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P SmallCap Consumer Discretionary ETF	$ 768,660	$ -	$ -

S&P SmallCap Energy ETF	-	3,805,685	(45,964)

S&P SmallCap Financials ETF	104,758	-	-

S&P SmallCap Health Care ETF	12,539,716	-	-

S&P SmallCap Information Technology ETF	10,261,557	-	-

S&P SmallCap Materials ETF	-	289,807	(9,519)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Dorsey Wright SmallCap Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$898,697,979	$-	$ -	$898,697,979

Money Market Funds	95,333	212,600,803	-	212,696,136

Total Investments	$898,793,312	$212,600,803	$ -	$1,111,394,115

S&P SmallCap Consumer Discretionary ETF

Investments in Securities

Common Stocks & Other Equity Interests	$36,285,717	$-	$ -	$36,285,717

Money Market Funds	8,333	11,402,830	-	11,411,163

Total Investments	$36,294,050	$11,402,830	$ -	$47,696,880

S&P SmallCap Consumer Staples ETF

Investments in Securities

Common Stocks & Other Equity Interests	$91,634,872	$-	$ -	$91,634,872

Money Market Funds	60,187	21,353,124	-	21,413,311

Total Investments	$91,695,059	$21,353,124	$ -	$113,048,183

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	Level 1	Level 2	Level 3	Total

S&P SmallCap Energy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$224,787,137	$-	$-	$224,787,137

Money Market Funds	169,378	64,474,040	-	64,643,418

Total Investments	$224,956,515	$64,474,040	$-	$289,430,555

S&P SmallCap Financials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$19,633,547	$-	$-	$19,633,547

Money Market Funds	-	6,397,390	-	6,397,390

Total Investments	$19,633,547	$6,397,390	$-	$26,030,937

S&P SmallCap Health Care ETF

Investments in Securities

Common Stocks & Other Equity Interests	$217,964,363	$-	$0	$217,964,363

Money Market Funds	19,950	75,117,352	-	75,137,302

Total Investments	$217,984,313	$75,117,352	$0	$293,101,665

S&P SmallCap Industrials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$181,109,588	$-	$-	$181,109,588

Money Market Funds	52,937	22,954,713	-	23,007,650

Total Investments	$181,162,525	$22,954,713	$-	$204,117,238

S&P SmallCap Information Technology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$326,261,302	$-	$-	$326,261,302

Money Market Funds	10	80,500,492	-	80,500,502

Total Investments	$326,261,312	$80,500,492	$-	$406,761,804

S&P SmallCap Materials ETF

Investments in Securities

Common Stocks & Other Equity Interests	$14,956,456	$-	$-	$14,956,456

Money Market Funds	1,347	2,208,411	-	2,209,758

Total Investments	$14,957,803	$2,208,411	$-	$17,166,214

S&P SmallCap Utilities & Communication Services ETF

Investments in Securities

Common Stocks & Other Equity Interests	$15,855,234	$-	$-	$15,855,234

Money Market Funds	-	5,081,467	-	5,081,467

Total Investments	$15,855,234	$5,081,467	$-	$20,936,701

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Dorsey Wright SmallCap Momentum ETF	$482,924,385	$-	$482,924,385

S&P SmallCap Consumer Discretionary ETF	2,098,332	13,736,862	15,835,194

S&P SmallCap Consumer Staples ETF	4,288,810	6,872,467	11,161,277

S&P SmallCap Energy ETF	8,842,146	54,804,616	63,646,762

S&P SmallCap Financials ETF	743,151	7,679,285	8,422,436

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	No expiration
	Short-Term	Long-Term	Total*

S&P SmallCap Health Care ETF	$ 27,496,683	$117,858,660	$145,355,343

S&P SmallCap Industrials ETF	-	2,542,243	2,542,243

S&P SmallCap Information Technology ETF	4,222,096	25,940,848	30,162,944

S&P SmallCap Materials ETF	3,126	3,877,969	3,881,095

S&P SmallCap Utilities & Communication Services ETF	2,903,518	7,606,044	10,509,562

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Dorsey Wright SmallCap Momentum ETF	$639,315,595	$646,199,772

S&P SmallCap Consumer Discretionary ETF	2,980,604	2,975,939

S&P SmallCap Consumer Staples ETF	15,672,030	16,129,566

S&P SmallCap Energy ETF	76,530,198	76,448,199

S&P SmallCap Financials ETF	2,555,830	2,552,237

S&P SmallCap Health Care ETF	45,165,096	45,025,473

S&P SmallCap Industrials ETF	18,834,776	19,511,473

S&P SmallCap Information Technology ETF	64,756,965	65,319,005

S&P SmallCap Materials ETF	5,105,723	5,067,179

S&P SmallCap Utilities & Communication Services ETF	2,598,190	2,655,988

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Dorsey Wright SmallCap Momentum ETF	$134,833,033	$42,798,894

S&P SmallCap Consumer Discretionary ETF	6,312,316	2,031,954

S&P SmallCap Consumer Staples ETF	32,086,818	28,707,852

S&P SmallCap Energy ETF	43,054,949	44,095,042

S&P SmallCap Financials ETF	976,458	4,449,774

S&P SmallCap Health Care ETF	3,780,484	44,875,510

S&P SmallCap Industrials ETF	35,460,885	11,517,167

S&P SmallCap Information Technology ETF	27,858,242	29,586,926

S&P SmallCap Materials ETF	-	4,667,860

S&P SmallCap Utilities & Communication Services ETF	-	2,499,964

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Dorsey Wright SmallCap Momentum ETF	$203,622,214	$(25,563,190)	$178,059,024	$933,335,091

S&P SmallCap Consumer Discretionary ETF	6,361,079	(4,799,437)	1,561,642	46,135,238

S&P SmallCap Consumer Staples ETF	6,047,604	(14,746,707)	(8,699,103)	121,747,286

S&P SmallCap Energy ETF	21,292,130	(27,207,747)	(5,915,617)	295,346,172

S&P SmallCap Financials ETF	2,159,982	(5,036,300)	(2,876,318)	28,907,255

S&P SmallCap Health Care ETF	43,260,805	(60,117,869)	(16,857,064)	309,958,729

S&P SmallCap Industrials ETF	37,983,673	(11,166,855)	26,816,818	177,300,420

S&P SmallCap Information Technology ETF	80,516,209	(40,302,716)	40,213,493	366,548,311

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	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

S&P SmallCap Materials ETF	$2,824,087	$(1,471,057)	$1,353,030	$15,813,184

S&P SmallCap Utilities & Communication Services ETF	1,218,781	(3,467,711)	(2,248,930)	23,185,631

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

58

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)

Actual	$1,000.00	$1,136.80	0.60%	$3.19

Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.60	3.02

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

Actual	1,000.00	1,166.50	0.29	1.56

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

Actual	1,000.00	1,016.20	0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Energy ETF (PSCE)

Actual	1,000.00	934.50	0.29	1.39

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Financials ETF (PSCF)

Actual	1,000.00	1,073.90	0.29	1.50

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

59

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap Health Care ETF (PSCH)

Actual	$1,000.00	$1,025.30	0.29%	$1.46

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Industrials ETF (PSCI)

Actual	1,000.00	1,169.00	0.29	1.56

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Information Technology ETF (PSCT)

Actual	1,000.00	971.50	0.29	1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Materials ETF (PSCM)

Actual	1,000.00	1,097.20	0.29	1.51

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

Actual	1,000.00	982.50	0.29	1.43

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SCS-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 29, 2024

IBBQ   Invesco Nasdaq Biotechnology ETF

QOWZ  Invesco Nasdaq Free Cash Flow Achievers ETF

SOXQ  Invesco PHLX Semiconductor ETF

TAN    Invesco Solar ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco Nasdaq Biotechnology ETF (IBBQ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-81.19%
4D Molecular Therapeutics, Inc.(b)(c)	1,149	$32,195
89bio, Inc.(b)(c)	2,461	28,228
AC Immune S.A. (Switzerland)(b)(c)	2,230	8,073
Acadia Pharmaceuticals, Inc.(b)	4,399	102,233
ACELYRIN, Inc.(b)(c)	2,592	21,902
ADMA Biologics, Inc.(b)	6,015	32,240
Agios Pharmaceuticals, Inc.(b)(c)	1,499	48,448
Akero Therapeutics, Inc.(b)(c)	1,496	40,377
Alector, Inc.(b)(c)	2,543	17,725
Alkermes PLC(b)(c)	4,479	132,981
Allogene Therapeutics, Inc.(b)(c)	4,480	21,997
Alnylam Pharmaceuticals, Inc.(b)(c)	3,376	510,080
Alpine Immune Sciences, Inc.(b)	1,760	61,987
ALX Oncology Holdings, Inc.(b)(c)	1,319	19,350
Amarin Corp. PLC, ADR (Ireland)(b)(c)	10,262	10,980
Ambrx Biopharma, Inc.(b)	1,673	46,744
Amgen, Inc.	7,164	1,961,718
Amicus Therapeutics, Inc.(b)(c)	7,867	100,855
AnaptysBio, Inc.(b)(c)	707	18,050
Anavex Life Sciences Corp.(b)(c)	2,199	11,303
Apellis Pharmaceuticals, Inc.(b)(c)	3,194	197,932
Apogee Therapeutics, Inc.(b)(c)	1,283	44,674
Arbutus Biopharma Corp.(b)	4,468	12,510
Arcellx, Inc.(b)(c)	1,317	86,685
Arcturus Therapeutics Holdings, Inc.(b)	710	27,520
Arcutis Biotherapeutics, Inc.(b)(c)	2,503	25,731
Ardelyx, Inc.(b)(c)	6,329	58,986
argenx SE, ADR (Netherlands)(b)	860	326,809
Arrowhead Pharmaceuticals, Inc.(b)	3,300	105,930
ARS Pharmaceuticals, Inc.(b)(c)	2,565	21,469
Ascendis Pharma A/S, ADR (Denmark)(b)	1,540	227,550
Aurinia Pharmaceuticals, Inc. (Canada)(b)(c)	3,810	21,793
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	3,750	22,500
Avidity Biosciences, Inc.(b)(c)	1,981	36,252
Beam Therapeutics, Inc.(b)(c)	2,193	86,602
BeiGene Ltd., ADR (China)(b)(c)	1,138	188,510
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	926	23,233
BioCryst Pharmaceuticals, Inc.(b)(c)	5,445	30,655
Biogen, Inc.(b)	3,895	845,176
BioMarin Pharmaceutical, Inc.(b)	5,063	436,836
Biomea Fusion, Inc.(b)(c)	949	16,607
BioNTech SE, ADR (Germany)(b)(c)	2,592	230,584
bluebird bio, Inc.(b)(c)	5,002	6,953
Blueprint Medicines Corp.(b)(c)	1,632	152,625
BridgeBio Pharma, Inc.(b)(c)	4,684	159,959
Cabaletta Bio, Inc.(b)(c)	1,150	26,312
Caribou Biosciences, Inc.(b)(c)	2,355	18,628
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	2,633	474
Centessa Pharmaceuticals PLC, ADR(b)(c)	1,456	15,303
Cogent Biosciences, Inc.(b)(c)	2,279	15,953
Coherus BioSciences, Inc.(b)(c)	2,910	6,635
Crinetics Pharmaceuticals, Inc.(b)(c)	1,810	74,101
CRISPR Therapeutics AG (Switzerland)(b)(c)	2,130	179,389
Cullinan Oncology, Inc.(b)	1,149	21,222

	Shares	Value
Biotechnology-(continued)
CureVac N.V. (Germany)(b)	5,943	$20,325
Cytokinetics, Inc.(b)(c)	2,639	190,641
Day One Biopharmaceuticals, Inc.(b)(c)	2,328	38,947
Deciphera Pharmaceuticals, Inc.(b)	2,130	35,550
Denali Therapeutics, Inc.(b)(c)	3,760	74,373
Disc Medicine, Inc.(b)	640	43,949
Dynavax Technologies Corp.(b)(c)	3,436	43,534
Dyne Therapeutics, Inc.(b)(c)	2,140	57,566
Editas Medicine, Inc.(b)(c)	2,161	21,740
Erasca, Inc.(b)(c)	4,019	9,565
Exelixis, Inc.(b)(c)	8,368	183,259
Exscientia PLC, ADR (United Kingdom)(b)(c)	1,200	7,980
Fusion Pharmaceuticals, Inc. (Canada)(b)	1,917	22,927
Galapagos N.V., ADR (Belgium)(b)(c)	507	17,801
Genmab A/S, ADR (Denmark)(b)	1,102	30,603
Geron Corp.(b)(c)	14,439	28,878
Gilead Sciences, Inc.	25,204	1,817,208
Grifols S.A., ADR (Spain)(b)	3,261	24,490
Halozyme Therapeutics, Inc.(b)(c)	3,543	141,047
Humacyte, Inc.(b)(c)	2,746	11,945
Ideaya Biosciences, Inc.(b)(c)	1,747	78,091
ImmunityBio, Inc.(b)(c)	18,103	85,627
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	913	61,372
Immunovant, Inc.(b)	3,902	138,014
Incyte Corp.(b)	6,021	351,386
Inhibrx, Inc.(b)	1,269	46,483
Insmed, Inc.(b)(c)	3,872	107,332
Intellia Therapeutics, Inc.(b)(c)	2,436	78,244
Ionis Pharmaceuticals, Inc.(b)(c)	3,854	174,239
Iovance Biotherapeutics, Inc.(b)(c)	6,912	109,970
Ironwood Pharmaceuticals, Inc.(b)	4,248	40,059
iTeos Therapeutics, Inc.(b)	950	10,174
Janux Therapeutics, Inc.(b)(c)	1,216	58,830
KalVista Pharmaceuticals, Inc.(b)(c)	1,108	15,124
Karuna Therapeutics, Inc.(b)	1,019	319,935
Keros Therapeutics, Inc.(b)(c)	907	61,222
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	943	19,935
Krystal Biotech, Inc.(b)(c)	751	119,762
Kura Oncology, Inc.(b)(c)	1,984	41,823
Kymera Therapeutics, Inc.(b)(c)	1,491	63,666
Legend Biotech Corp., ADR(b)(c)	2,151	140,159
Lexicon Pharmaceuticals, Inc.(b)(c)	6,511	16,212
Lyell Immunopharma, Inc.(b)(c)	6,709	19,590
MacroGenics, Inc.(b)	1,651	29,619
Madrigal Pharmaceuticals, Inc.(b)(c)	523	123,533
MannKind Corp.(b)(c)	7,181	29,514
MeiraGTx Holdings PLC(b)(c)	1,682	10,378
Merus N.V. (Netherlands)(b)(c)	1,563	75,774
Mineralys Therapeutics, Inc.(b)	1,086	16,703
Mirum Pharmaceuticals, Inc.(b)(c)	1,255	36,031
Moderna, Inc.(b)(c)	10,246	945,091
Morphic Holding, Inc.(b)(c)	1,351	49,919
Myriad Genetics, Inc.(b)	2,360	49,395
Neurocrine Biosciences, Inc.(b)	2,636	343,734
Novavax, Inc.(b)(c)	3,168	15,650
Nurix Therapeutics, Inc.(b)(c)	1,293	15,969
Nuvalent, Inc., Class A(b)(c)	1,534	129,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Biotechnology-(continued)
Olema Pharmaceuticals, Inc.(b)(c)	1,447	$17,943
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
ORIC Pharmaceuticals, Inc.(b)	1,788	22,779
Ovid therapeutics, Inc.(b)(c)	1,883	6,402
Precigen, Inc.(b)(c)	6,621	10,196
Prime Medicine, Inc.(b)(c)	2,592	22,369
Protagonist Therapeutics, Inc.(b)(c)	1,535	46,633
Prothena Corp. PLC (Ireland)(b)(c)	1,425	39,316
PTC Therapeutics, Inc.(b)(c)	2,008	56,606
RAPT Therapeutics, Inc.(b)(c)	923	7,910
Recursion Pharmaceuticals, Inc., Class A(b)(c)	5,544	74,622
Regeneron Pharmaceuticals, Inc.(b)	2,345	2,265,481
REGENXBIO, Inc.(b)(c)	1,173	20,457
Relay Therapeutics, Inc.(b)(c)	3,287	32,936
Reneo Pharmaceuticals, Inc.(b)(c)	901	1,487
Replimune Group, Inc.(b)	1,562	13,402
REVOLUTION Medicines, Inc.(b)(c)	4,417	130,213
Rhythm Pharmaceuticals, Inc.(b)(c)	1,608	69,819
Rocket Pharmaceuticals, Inc.(b)(c)	2,410	70,613
Roivant Sciences Ltd.(b)(c)	21,664	247,836
Sage Therapeutics, Inc.(b)(c)	1,610	34,583
Sana Biotechnology, Inc.(b)(c)	5,895	59,186
Sarepta Therapeutics, Inc.(b)(c)	2,511	321,157
Savara, Inc.(b)	3,616	18,261
Scholar Rock Holding Corp.(b)(c)	1,912	29,636
SpringWorks Therapeutics, Inc.(b)(c)	1,931	95,121
Summit Therapeutics, Inc.(b)(c)	18,988	86,206
Syndax Pharmaceuticals, Inc.(b)(c)	2,236	52,412
Tango Therapeutics, Inc.(b)(c)	2,714	30,207
Taysha Gene Therapies, Inc.(b)	4,971	15,708
Tourmaline Bio, Inc.	682	26,475
Travere Therapeutics, Inc.(b)(c)	2,002	15,135
Twist Bioscience Corp.(b)(c)	1,535	60,310
Ultragenyx Pharmaceutical, Inc.(b)(c)	2,206	114,094
uniQure N.V. (Netherlands)(b)	1,279	7,354
United Therapeutics Corp.(b)	1,268	286,112
UroGen Pharma Ltd.(b)(c)	823	15,086
Vanda Pharmaceuticals, Inc.(b)	1,532	6,848
Vaxcyte, Inc.(b)	2,900	214,078
Vera Therapeutics, Inc.(b)	1,402	66,006
Veracyte, Inc.(b)(c)	1,994	46,959
Vericel Corp.(b)	1,277	58,333
Vertex Pharmaceuticals, Inc.(b)	5,439	2,288,405
Verve Therapeutics, Inc.(b)(c)	2,023	34,492
Vir Biotechnology, Inc.(b)(c)	3,570	40,127
Voyager Therapeutics, Inc.(b)(c)	1,436	11,948
Xencor, Inc.(b)	1,628	37,363
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,996	94,211
Y-mAbs Therapeutics, Inc.(b)(c)	1,166	19,472
Zai Lab Ltd., ADR (China)(b)(c)	1,326	27,819
Zentalis Pharmaceuticals, Inc.(b)(c)	1,885	28,105
Zymeworks, Inc.(b)	1,869	22,447

		21,250,167

Health Care Equipment & Supplies-0.17%
Novocure Ltd.(b)(c)	2,841	43,496

	Shares	Value
Health Care Providers & Services-0.35%
23andMe Holding Co., Class A(b)	8,285	$4,722
Castle Biosciences, Inc.(b)	714	12,895
Guardant Health, Inc.(b)(c)	3,152	59,888
PetIQ, Inc.(b)(c)	789	14,368

		91,873

Life Sciences Tools & Services-4.49%
AbCellera Biologics, Inc. (Canada)(b)(c)	7,709	38,930
Adaptive Biotechnologies Corp.(b)(c)	3,864	15,881
Fortrea Holdings, Inc.(b)(c)	2,405	90,284
Illumina, Inc.(b)	4,265	596,375
Maravai LifeSciences Holdings, Inc., Class A(b)	3,524	27,241
MaxCyte, Inc.(b)(c)	2,746	12,632
Medpace Holdings, Inc.(b)(c)	826	328,351
Nautilus Biotechnology, Inc.(b)	3,320	8,931
OmniAb, Inc.(b)(c)	3,087	18,028
Pacific Biosciences of California, Inc.(b)(c)	7,108	39,307

		1,175,960

Pharmaceuticals-13.73%
Aclaris Therapeutics, Inc.(b)	1,886	2,244
Amphastar Pharmaceuticals, Inc.(b)(c)	1,281	59,656
Amylyx Pharmaceuticals, Inc.(b)	1,790	33,742
ANI Pharmaceuticals, Inc.(b)(c)	555	37,557
Arvinas, Inc.(b)(c)	1,497	68,832
AstraZeneca PLC, ADR (United Kingdom)(c)	14,942	958,679
ATAI Life Sciences N.V. (Germany)(b)(c)	4,405	8,546
Atea Pharmaceuticals, Inc.(b)(c)	2,226	9,594
Avadel Pharmaceuticals PLC, ADR(b)(c)	2,373	30,327
Axsome Therapeutics, Inc.(b)(c)	1,281	104,248
Collegium Pharmaceutical, Inc.(b)(c)	857	31,460
Cymabay Therapeutics, Inc.(b)	3,069	98,791
Edgewise Therapeutics, Inc.(b)(c)	2,482	40,531
Enliven Therapeutics, Inc.(b)(c)	1,088	17,375
Evolus, Inc.(b)	1,524	22,601
EyePoint Pharmaceuticals, Inc.(b)	1,335	36,325
Fulcrum Therapeutics, Inc.(b)(c)	1,647	16,816
Harmony Biosciences Holdings, Inc.(b)(c)	1,565	50,237
Harrow, Inc.(b)	937	10,143
Hutchmed China Ltd., ADR (China)(b)	826	12,481
Innoviva, Inc.(b)(c)	1,692	25,854
Intra-Cellular Therapies, Inc.(b)	2,587	179,848
Jazz Pharmaceuticals PLC(b)	1,686	200,465
Ligand Pharmaceuticals, Inc.(b)(c)	466	36,977
Marinus Pharmaceuticals, Inc.(b)(c)	1,443	13,709
Ocular Therapeutix, Inc.(b)(c)	2,910	29,275
Pacira BioSciences, Inc.(b)(c)	1,268	37,685
Phathom Pharmaceuticals, Inc.(b)(c)	1,526	16,328
Phibro Animal Health Corp., Class A	554	7,163
Pliant Therapeutics, Inc.(b)(c)	1,609	25,535
Revance Therapeutics, Inc.(b)(c)	2,343	16,729
Royalty Pharma PLC, Class A	12,010	364,383
Sanofi S.A., ADR	7,544	360,980
SIGA Technologies, Inc.(c)	1,891	9,852
Structure Therapeutics, Inc., ADR(b)(c)	1,028	41,706
Supernus Pharmaceuticals, Inc.(b)(c)	1,444	42,887
Tarsus Pharmaceuticals, Inc.(b)(c)	867	33,137
Terns Pharmaceuticals, Inc.(b)	1,647	12,056
Theravance Biopharma, Inc.(b)(c)	1,318	12,481
Third Harmonic Bio, Inc.(b)	1,071	10,860
Ventyx Biosciences, Inc.(b)(c)	1,562	11,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Pharmaceuticals-(continued)
Verona Pharma PLC, ADR (United Kingdom)(b)(c)	1,775	$30,566
Viatris, Inc.	32,243	398,846
WaVe Life Sciences Ltd.(b)	3,114	14,978
Xeris Biopharma Holdings, Inc.(b)(c)	3,672	11,291

		3,594,835

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $28,731,013)		26,156,331

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.85%
Invesco Private Government Fund, 5.29%(e)(f)(g)	2,035,604	2,035,604

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(e)(f)(g)	4,988,756	$4,991,250

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,027,450)		7,026,854

TOTAL INVESTMENTS IN SECURITIES-126.78% (Cost $35,758,463)		33,183,185
OTHER ASSETS LESS LIABILITIES-(26.78)%		(7,009,866)

NET ASSETS-100.00%		$26,173,319

Investment Abbreviations:

ADR-American Depositary Receipt

Rts. -Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$931,066	$(931,066)	$-	$-	$-	$559

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	856,499	8,764,958	(7,585,853)	-	-	2,035,604	34,361	*

Invesco Private Prime Fund	2,202,426	15,751,790	(12,964,261)	(596)	1,891	4,991,250	91,396	*

Total	$3,058,925	$25,447,814	$(21,481,180)	$(596)	$1,891	$7,026,854	$126,316

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)–(continued)

February 29, 2024

(Unaudited)

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of February 29, 2024

Biotechnology	81.19

Pharmaceuticals	13.73

Life Sciences Tools & Services	4.49

Industry Types Each Less Than 3%	0.52

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Automobiles-0.69%
Thor Industries, Inc.	151	$19,355

Biotechnology-2.94%
Amgen, Inc.	303	82,970

Commercial Services & Supplies-5.08%
Cintas Corp.	91	57,204
Republic Services, Inc.	295	54,162
Rollins, Inc.	721	31,774

		143,140

Consumer Finance-1.90%
Capital One Financial Corp.	390	53,668

Containers & Packaging-0.56%
Berry Global Group, Inc.	273	15,891

Electronic Equipment, Instruments & Components-3.77%
Amphenol Corp., Class A	544	59,427
Littelfuse, Inc.	67	15,962
Teledyne Technologies, Inc.(b)	72	30,763

		106,152

Entertainment-1.00%
Warner Bros. Discovery, Inc.(b)	3,208	28,198

Financial Services-6.36%
Jack Henry & Associates, Inc.	141	24,501
Mastercard, Inc., Class A	326	154,772

		179,273

Food Products-1.11%
Hormel Foods Corp.	883	31,188

Health Care Technology-0.21%
Simulations Plus, Inc.	143	5,934

Hotels, Restaurants & Leisure-2.27%
Marriott International, Inc., Class A	256	63,967

Household Durables-2.37%
Cavco Industries, Inc.(b)	35	13,040
NVR, Inc.(b)	5	38,128
Whirlpool Corp.	146	15,679

		66,847

IT Services-1.00%
VeriSign, Inc.(b)	145	28,317

Life Sciences Tools & Services-6.39%
Mettler-Toledo International, Inc.(b)	30	37,417
Thermo Fisher Scientific, Inc.	190	108,334
West Pharmaceutical Services, Inc.	96	34,402

		180,153

Media-0.22%
TechTarget, Inc.(b)	197	6,247

Oil, Gas & Consumable Fuels-0.78%
Texas Pacific Land Corp.	14	22,056

	Shares	Value
Pharmaceuticals-0.64%
Jazz Pharmaceuticals PLC(b)	151	$17,954

Professional Services-4.80%
Automatic Data Processing, Inc.	286	71,823
Paychex, Inc.	364	44,634
Robert Half, Inc.	235	18,894

		135,351

Semiconductors & Semiconductor Equipment-28.64%
Broadcom, Inc.	145	188,571
KLA Corp.	106	72,324
Microchip Technology, Inc.	539	45,351
NVIDIA Corp.	507	401,098
NXP Semiconductors N.V. (China)	238	59,436
ON Semiconductor Corp.(b)	517	40,802

		807,582

Software-25.75%
Adobe, Inc.(b)	187	104,772
Cadence Design Systems, Inc.(b)	213	64,833
Fair Isaac Corp.(b)	32	40,637
Fortinet, Inc.(b)	808	55,841
Intuit, Inc.	151	100,097
Manhattan Associates, Inc.(b)	109	27,613
Progress Software Corp.	183	9,765
PTC, Inc.(b)	182	33,308
Qualys, Inc.(b)	92	15,811
Roper Technologies, Inc.	95	51,749
Salesforce, Inc.(b)	426	131,557
ServiceNow, Inc.(b)	117	90,247

		726,230

Specialty Retail-3.44%
AutoZone, Inc.(b)	17	51,102
Monro, Inc.	210	7,050
Ulta Beauty, Inc.(b)	71	38,948

		97,100

Total Common Stocks & Other Equity Interests (Cost $2,391,413)		2,817,573

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $1,123)	1,123	1,123

TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $2,392,536)		2,818,696
OTHER ASSETS LESS LIABILITIES-0.04%		1,133

NET ASSETS-100.00%		$2,819,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,677	$(1,554)	$-	$-	$1,123	$5

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of February 29, 2024

Semiconductors & Semiconductor Equipment	28.64

Software	25.75

Life Sciences Tools & Services	6.39

Financial Services	6.36

Commercial Services & Supplies	5.08

Professional Services	4.80

Electronic Equipment, Instruments & Components	3.77

Specialty Retail	3.44

Industry Types Each Less Than 3%	15.69

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PHLX Semiconductor ETF (SOXQ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Electronic Equipment, Instruments & Components-0.62%
Coherent Corp.(b)	28,555	$1,698,452

Semiconductors & Semiconductor Equipment-99.25%
Advanced Micro Devices, Inc.(b)(c)	140,998	27,146,345
Allegro MicroSystems, Inc. (Japan)(b)(c)	36,364	1,145,102
Amkor Technology, Inc.	46,370	1,438,397
Analog Devices, Inc.	46,623	8,943,224
Applied Materials, Inc.	57,017	11,495,768
ASML Holding N.V., New York Shares (Netherlands)	12,474	11,871,256
Axcelis Technologies, Inc.(b)(c)	6,186	696,977
Broadcom, Inc.	18,498	24,056,464
Entegris, Inc.(c)	28,368	3,811,525
GLOBALFOUNDRIES, Inc.(b)(c)	103,342	5,649,707
Intel Corp.	382,244	16,455,604
KLA Corp.	15,689	10,704,605
Lam Research Corp.	11,962	11,223,347
Lattice Semiconductor Corp.(b)(c)	26,013	1,992,856
Marvell Technology, Inc.	153,305	10,985,836
Microchip Technology, Inc.	102,119	8,592,293
Micron Technology, Inc.(c)	112,286	10,174,234
Monolithic Power Systems, Inc.(c)	9,062	6,525,003
NVIDIA Corp.	36,527	28,897,240
NXP Semiconductors N.V. (China)	41,892	10,461,689
ON Semiconductor Corp.(b)(c)	81,301	6,416,275
Qorvo, Inc.(b)(c)	18,339	2,100,732
QUALCOMM, Inc.	130,008	20,513,962
Rambus, Inc.(b)(c)	20,325	1,204,053
Skyworks Solutions, Inc.	30,210	3,169,633
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	87,841	11,302,502
Teradyne, Inc.(c)	28,844	2,987,950

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.	55,922	$9,357,428
Wolfspeed, Inc.(b)(c)	23,667	615,815

		269,935,822

Total Common Stocks & Other Equity Interests (Cost $207,632,443)		271,634,274

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $136,907)	136,907	136,907

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $207,769,350)		271,771,181

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.76%
Invesco Private Government Fund, 5.29%(d)(e)(f)	8,192,666	8,192,666
Invesco Private Prime Fund, 5.49%(d)(e)(f)	21,056,327	21,066,855

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,260,679)		29,259,521

TOTAL INVESTMENTS IN SECURITIES-110.68% (Cost $237,030,029)		301,030,702
OTHER ASSETS LESS LIABILITIES-(10.68)%		(29,042,467)

NET ASSETS-100.00%		$271,988,235

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 1,096,697	$ (959,790)	$ -	$ -	$ 136,907	$ 1,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PHLX Semiconductor ETF (SOXQ)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,040,517	$20,311,766	$(13,159,617)	$-	$-	$8,192,666	$34,657	*

Invesco Private Prime Fund	2,675,615	39,248,068	(20,857,247)	(994)	1,413	21,066,855	90,683	*

Total	$3,716,132	$60,656,531	$(34,976,654)	$(994)	$1,413	$29,396,428	$127,058

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Industry Breakdown (% of the Fund’s Net Assets)

 as of February 29, 2024

Semiconductors & Semiconductor Equipment	99.25

Electronic Equipment, Instruments & Components	0.62

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Solar ETF (TAN)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.56%
Chemicals-2.40%
Hanwha Solutions Corp. (South Korea)	1,472,157	$30,679,151

Electrical Equipment-13.89%
Array Technologies, Inc.(b)(c)	3,628,754	49,496,204
Shoals Technologies Group, Inc., Class A(b)(c)	4,684,688	60,104,547
SunPower Corp.(b)(c)	2,399,835	7,463,487
Sunrun, Inc.(b)(c)	5,009,598	60,315,560

		177,379,798

Independent Power and Renewable Electricity Producers-20.73%
Altus Power, Inc.(b)(c)	1,678,847	11,432,948
Atlantica Sustainable Infrastructure PLC (Spain)(c)	889,715	15,979,281
Clearway Energy, Inc., Class C	1,088,823	23,736,341
Doral Group Renewable Energy Resources Ltd. (Israel)(b)	2,093,670	4,455,116
Encavis AG (Germany)(b)(c)	2,884,465	34,476,138
Energix-Renewable Energies Ltd. (Israel)	3,483,404	13,059,351
Enlight Renewable Energy Ltd. (Israel)(b)(c)	1,466,114	25,335,587
Grenergy Renovables S.A. (Spain)(b)(c)	402,098	10,817,344
Neoen S.A. (France)(d)	965,672	24,202,253
OY Nofar Energy Ltd. (Israel)(b)(c)	459,494	11,232,619
ReNew Energy Global PLC, Class A (India)(b)(c)	1,131,498	7,354,737
RENOVA, Inc. (Japan)(b)(c)	618,785	4,626,314
Scatec ASA (South Africa)(b)(d)	1,530,323	9,478,567
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	2,080,987	24,816,388
Sunnova Energy International, Inc.(b)(c)	3,151,916	22,945,949
West Holdings Corp. (Japan)(c)	641,514	12,678,549
Xinyi Energy Holdings Ltd. (China)(c)	57,739,962	8,039,107

		264,666,589

Mortgage REITs-4.62%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	2,341,119	58,925,965

Semiconductors & Semiconductor Equipment-56.92%
Canadian Solar, Inc. (Canada)(b)(c)	1,313,142	27,694,165
Daqo New Energy Corp., ADR (China)(b)(c)	1,525,591	32,464,576

Investment Abbreviations:

ADR -American Depositary Receipt

REIT-Real Estate Investment Trust

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Enphase Energy, Inc.(b)(c)	1,305,673	$165,833,528
First Solar, Inc.(b)	925,145	142,370,564
Flat Glass Group Co. Ltd., H Shares (China)(c)	11,364,063	21,018,755
GCL Technology Holdings Ltd. (China)	498,359,212	69,386,310
JinkoSolar Holding Co. Ltd., ADR (China)(c)	1,066,533	28,839,052
Maxeon Solar Technologies Ltd.(b)(c)	1,055,257	4,231,581
Meyer Burger Technology AG (Switzerland)(b)(c)	72,852,163	5,485,320
Motech Industries, Inc. (Taiwan)	10,881,000	9,518,014
SMA Solar Technology AG (Germany)(b)(c)	421,278	25,096,532
SolarEdge Technologies, Inc.(b)(c)	1,412,041	94,846,794
TSEC Corp. (Taiwan)	13,937,000	12,279,392
United Renewable Energy Co. Ltd. (Taiwan)	38,243,458	15,002,416
Xinyi Solar Holdings Ltd. (China)	119,607,556	72,722,763

		726,789,762

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.56% (Cost $2,306,289,535)		1,258,441,265

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-29.28%
Invesco Private Government Fund, 5.29%(e)(f)(g)	104,662,523	104,662,523
Invesco Private Prime Fund, 5.49%(e)(f)(g)	269,026,332	269,160,845

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $373,864,785)		373,823,368

TOTAL INVESTMENTS IN SECURITIES-127.84% (Cost $2,680,154,320)		1,632,264,633
OTHER ASSETS LESS LIABILITIES-(27.84)%		(355,502,641)

NET ASSETS-100.00%		$1,276,761,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Solar ETF (TAN)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $33,680,820, which represented 2.64% of the Fund’s Net Assets.

(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,009,536	$(4,009,536)	$-	$-	$-	$577

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	130,829,433	327,123,446	(353,290,356)	-	-	104,662,523	3,056,233	*

Invesco Private Prime Fund	335,608,224	721,259,371	(787,849,933)	(49,486)	192,669	269,160,845	8,206,688	*

Total	$466,437,657	$1,052,392,353	$(1,145,149,825)	$(49,486)	$192,669	$373,823,368	$11,263,498

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:

China	18.21%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Solar ETF (TAN)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Semiconductors & Semiconductor Equipment	56.92

Independent Power and Renewable Electricity Producers	20.73

Electrical Equipment	13.89

Mortgage REITs	4.62

Chemicals	2.40

Money Market Funds Plus Other Assets Less Liabilities	1.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$26,156,331	$2,817,573	$271,634,274	$1,258,441,265
Affiliated investments in securities, at value	7,026,854	1,123	29,396,428	373,823,368
Foreign currencies, at value	-	-	-	4,774,986
Receivable for:
Dividends	30,685	2,026	251,925	741,752
Securities lending	2,886	-	3,051	223,212
Investments sold	-	-	-	25,081,829
Fund shares sold	-	-	-	1,080
Foreign tax reclaims	537	-	-	175,705

Total assets	33,217,293	2,820,722	301,285,678	1,663,263,197

Liabilities:
Due to custodian	6,292	-	243	4,339,071
Payable for:
Investments purchased	-	-	-	656
Investments purchased - affiliated broker	6,584	-	-	-
Collateral upon return of securities loaned	7,027,450	-	29,260,679	373,864,785
Fund shares repurchased	-	-	-	7,205,254
Accrued unitary management fees	3,648	848	36,521	-
Accrued advisory fees	-	-	-	615,883
Accrued trustees’ and officer’s fees	-	-	-	24,873
Accrued expenses	-	-	-	442,794
Accrued tax expenses	-	45	-	7,889

Total liabilities	7,043,974	893	29,297,443	386,501,205

Net Assets	$26,173,319	$2,819,829	$271,988,235	$1,276,761,992

Net assets consist of:
Shares of beneficial interest	$31,276,979	$2,389,957	$214,537,472	$3,313,166,318
Distributable earnings (loss)	(5,103,660)	429,872	57,450,763	(2,036,404,326)

Net Assets	$26,173,319	$2,819,829	$271,988,235	$1,276,761,992

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,180,001	100,001	7,300,001	29,528,000
Net asset value	$22.18	$28.20	$37.26	$43.24

Market price	$22.18	$28.18	$37.24	$43.10

Unaffiliated investments in securities, at cost	$28,731,013	$2,391,413	$207,632,443	$2,306,289,535

Affiliated investments in securities, at cost	$7,027,450	$1,123	$29,397,586	$373,864,785

Foreign currencies, at cost	$-	$-	$-	$4,731,290

(a) Includes securities on loan with an aggregate value of:	$6,703,085	$-	$29,545,524	$361,529,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)(a)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$75,782	$5,151	$1,017,721	$5,945,921
Affiliated dividend income	559	5	1,718	577
Securities lending income, net	12,166	-	18,404	878,715
Foreign withholding tax	-	(44)	(26,768)	(94,586)

Total investment income	88,507	5,112	1,011,075	6,730,627

Expenses:
Unitary management fees	17,904	2,384	165,126	-
Advisory fees	-	-	-	3,519,863
Sub-licensing fees	-	-	-	1,267,876
Accounting & administration fees	-	-	-	82,423
Custodian & transfer agent fees	-	-	-	101,491
Trustees’ and officer’s fees	-	-	-	18,788
Tax expenses	-	45	-	-
Other expenses	-	-	-	148,799

Total expenses	17,904	2,429	165,126	5,139,240

Less: Waivers	(11)	-	(34)	(14)

Net expenses	17,893	2,429	165,092	5,139,226

Net investment income	70,614	2,683	845,983	1,591,401

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(877,501)	1,029	(941,850)	(180,456,210)
Affiliated investment securities	1,891	-	1,413	192,669
In-kind redemptions	-	-	1,044,324	2,237,668
Foreign currencies	-	-	-	(94,544)

Net realized gain (loss)	(875,610)	1,029	103,887	(178,120,417)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,270,457	426,160	51,410,377	(275,622,234)
Affiliated investment securities	(596)	-	(994)	(49,486)
Foreign currencies	-	-	-	39,635

Change in net unrealized appreciation (depreciation)	2,269,861	426,160	51,409,383	(275,632,085)

Net realized and unrealized gain (loss)	1,394,251	427,189	51,513,270	(453,752,502)

Net increase (decrease) in net assets resulting from operations	$1,464,865	$429,872	$52,359,253	$(452,161,101)

(a)	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)		Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Period Ended February 29, 2024(a)
Operations:
Net investment income (loss)	$70,614	$134,746	$2,683
Net realized gain (loss)	(875,610)	(895,909)	1,029
Change in net unrealized appreciation (depreciation)	2,269,861	2,157,822	426,160

Net increase (decrease) in net assets resulting from operations	1,464,865	1,396,659	429,872

Distributions to Shareholders from:
Distributable earnings	(80,888)	(148,259)	-

Shareholder Transactions:
Proceeds from shares sold	7,458,400	7,006,691	2,389,957
Value of shares repurchased	-	(11,277,859)	-

Net increase (decrease) in net assets resulting from share transactions	7,458,400	(4,271,168)	2,389,957

Net increase (decrease) in net assets	8,842,377	(3,022,768)	2,819,829

Net assets:
Beginning of period	17,330,942	20,353,710	-

End of period	$26,173,319	$17,330,942	$2,819,829

Changes in Shares Outstanding:
Shares sold	340,000	350,000	100,001
Shares repurchased	-	(560,000)	-
Shares outstanding, beginning of period	840,001	1,050,001	-

Shares outstanding, end of period	1,180,001	840,001	100,001

(a)	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$845,983	$1,162,560	$1,591,401	$(2,932,413)
103,887	9,425,748	(178,120,417)	(168,529,448)
51,409,383	27,785,933	(275,632,085)	(690,043,850)

52,359,253	38,374,241	(452,161,101)	(861,505,711)

(749,145)	(1,111,712)	(1,500,860)	-

75,553,305	103,779,581	422,390,766	429,927,609
(4,499,523)	(52,103,417)	(325,853,998)	(910,017,213)

71,053,782	51,676,164	96,536,768	(480,089,604)

122,663,890	88,938,693	(357,125,193)	(1,341,595,315)

149,324,345	60,385,652	1,633,887,185	2,975,482,500

$271,988,235	$149,324,345	$1,276,761,992	$1,633,887,185

2,300,000	4,340,000	8,640,000	5,440,000
(160,000)	(2,040,000)	(7,200,000)	(12,640,000)
5,160,001	2,860,001	28,088,000	35,288,000

7,300,001	5,160,001	29,528,000	28,088,000

17

Financial Highlights

Invesco Nasdaq Biotechnology ETF (IBBQ)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period June 9, 2021(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$20.63		$19.38	$26.91	$25.34

Net investment income(b)	0.08		0.14	0.17	0.04
Net realized and unrealized gain (loss) on investments	1.56		1.27	(7.47)	1.53

Total from investment operations	1.64		1.41	(7.30)	1.57

Distributions to shareholders from:
Net investment income	(0.09)		(0.16)	(0.23)	-

Net asset value at end of period	$22.18		$20.63	$19.38	$26.91

Market price at end of period(c)	$22.18		$20.64	$19.40	$26.87

Net Asset Value Total Return(d)	8.00%		7.30%	(27.24)%	6.19	%(e)
Market Price Total Return(d)	7.95%		7.24%	(27.06)%	6.04	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,173		$17,331	$20,354	$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.19	%(f)	0.19%	0.11%	-	%(f)
Expenses, prior to Waivers	0.19	%(f)	0.19%	0.19%	0.19	%(f)
Net investment income	0.75	%(f)	0.69%	0.76%	0.65	%(f)
Portfolio turnover rate(g)	16%		13%	22%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights–(continued)

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)

	For the Period December 4, 2023(a) Through February 29, 2024 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.03
Net realized and unrealized gain on investments	3.17

Total from investment operations	3.20

Net asset value at end of period	$28.20

Market price at end of period(c)	$28.18

Net Asset Value Total Return(d)	12.80	%(e)
Market Price Total Return(d)	12.72	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,820
Ratio to average net assets of:
Expenses	0.40	%(f)
Net investment income	0.44	%(f)
Portfolio turnover rate(g)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to February 29, 2024 was 18.84%. The market price total return from Fund Inception to February 29, 2024 was 18.65%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights–(continued)

Invesco PHLX Semiconductor ETF (SOXQ)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period June 9, 2021(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$28.94		$21.11	$26.99	$24.88

Net investment income(b)	0.15		0.28	0.31	0.06
Net realized and unrealized gain (loss) on investments	8.31		7.83	(5.83)	2.05

Total from investment operations	8.46		8.11	(5.52)	2.11

Distributions to shareholders from:
Net investment income	(0.14)		(0.28)	(0.36)	-

Net asset value at end of period	$37.26		$28.94	$21.11	$26.99

Market price at end of period(c)	$37.24		$28.95	$21.15	$27.06

Net Asset Value Total Return(d)	29.35%		38.78%	(20.70)%	8.48	%(e)
Market Price Total Return(d)	29.23%		38.56%	(20.76)%	8.76	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$271,988		$149,324	$60,386	$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.19	%(f)	0.19%	0.13%	-	%(f)
Expenses, prior to Waivers	0.19	%(f)	0.19%	0.19%	0.19	%(f)
Net investment income	0.97	%(f)	1.18%	1.22%	1.09	%(f)
Portfolio turnover rate(g)	11%		24%	19%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights–(continued)

Invesco Solar ETF (TAN)

	Six Months Ended
	February 29,
	2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$58.17		$84.32	$86.14	$56.75	$30.63	$21.92

Net investment income (loss)(a)	0.05		(0.09)	(0.19)	(0.05)	0.17	0.05
Net realized and unrealized gain (loss) on investments	(14.93)		(26.06)	(1.63)	29.53	26.04	8.79

Total from investment operations	(14.88)		(26.15)	(1.82)	29.48	26.21	8.84

Distributions to shareholders from:
Net investment income	(0.05)		-	-	(0.09)	(0.09)	(0.13)

Net asset value at end of period	$43.24		$58.17	$84.32	$86.14	$56.75	$30.63

Market price at end of period(b)	$43.10		$58.27	$84.34	$85.59	$56.84	$30.54

Net Asset Value Total Return(c)	(25.60)%		(31.01)%	(2.11)%	51.93%	85.82%	40.73%
Market Price Total Return(c)	(25.96)%		(30.91)%	(1.46)%	50.72%	86.67%	40.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,276,762		$1,633,887	$2,975,483	$3,218,748	$1,335,274	$456,086
Ratio to average net assets of:
Expenses, after Waivers	0.73	%(d)	0.67%	0.69%	0.65%	0.69%	0.70%
Expenses, prior to Waivers	0.73	%(d)	0.67%	0.69%	0.65%	0.69%	0.71%
Net investment income (loss)	0.23	%(d)	(0.13)%	(0.24)%	(0.05)%	0.49%	0.22%
Portfolio turnover rate(e)	16%		34%	38%	55%	28%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Nasdaq Biotechnology ETF (IBBQ)	“Nasdaq Biotechnology ETF”

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	“Nasdaq Free Cash Flow Achievers ETF”

Invesco PHLX Semiconductor ETF (SOXQ)	“PHLX Semiconductor ETF”
Invesco Solar ETF (TAN)	“Solar ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®

Nasdaq Free Cash Flow Achievers ETF	Nasdaq US Free Cash Flow AchieversTM Index

PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

22

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income -Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

23

accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in

24

the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund (except for Nasdaq Free Cash Flow Achievers ETF) had

25

affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Nasdaq Biotechnology ETF	$678

PHLX Semiconductor ETF	1,907

Solar ETF	19,639

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

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China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Free Cash Flow Investing Risk. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. Investing in companies with high free cash flows may lead to underperformance during periods when such investments are unpopular, and/or when fluctuations in market conditions, industry disruptions, or company-specific factors may jeopardize a company’s ability to generate free cash flow.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro- capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its

28

corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2025 (the “Expense Cap”). Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2025. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

Nasdaq Biotechnology ETF	0.19%

Nasdaq Free Cash Flow Achievers ETF	0.39%

PHLX Semiconductor ETF	0.19%

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

Nasdaq Biotechnology ETF	$11

Nasdaq Free Cash Flow Achievers ETF*	-

PHLX Semiconductor ETF	34

Solar ETF	14

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. There are no amounts available for potential recapture by the Adviser as of February 29, 2024.

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Nasdaq Biotechnology ETF	Nasdaq, Inc.

Nasdaq Free Cash Flow Achievers ETF	Nasdaq, Inc.

PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Nasdaq Biotechnology ETF	$1,764

Nasdaq Free Cash Flow Achievers ETF*	5

PHLX Semiconductor ETF	2,400

Solar ETF	34,521

* For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024, for each Fund (except for Nasdaq Free Cash Flow Achievers ETF). As of February 29, 2024, all of the securities in Nasdaq Free Cash Flow Achievers ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Nasdaq Biotechnology ETF

Investments in Securities

Common Stocks & Other Equity Interests	$26,155,857	$-	$474	$26,156,331

Money Market Funds	-	7,026,854	-	7,026,854

Total Investments	$26,155,857	$7,026,854	$474	$33,183,185

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	Level 1	Level 2	Level 3	Total

PHLX Semiconductor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$271,634,274	$-	$-	$271,634,274

Money Market Funds	136,907	29,259,521	-	29,396,428

Total Investments	$271,771,181	$29,259,521	$-	$301,030,702

Solar ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,258,441,265	$-	$-	$1,258,441,265

Money Market Funds	-	373,823,368	-	373,823,368

Total Investments	$1,258,441,265	$373,823,368	$-	$1,632,264,633

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Nasdaq Biotechnology ETF	$848,707	$764,512	$1,613,219

PHLX Semiconductor ETF	3,653,279	3,203,689	6,856,968

Solar ETF	209,664,046	464,141,675	673,805,721

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Nasdaq Biotechnology ETF	$3,111,201	$3,138,771

Nasdaq Free Cash Flow Achievers ETF*	109,823	109,372

PHLX Semiconductor ETF	19,809,579	20,023,989

Solar ETF	224,229,446	220,314,894

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Nasdaq Biotechnology ETF	$7,464,712	$-

Nasdaq Free Cash Flow Achievers ETF*	2,389,933	-

PHLX Semiconductor ETF	75,579,452	4,500,835

Solar ETF	367,265,498	291,334,227

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

31

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Nasdaq Biotechnology ETF	$2,768,767	$(5,412,698)	$(2,643,931)	$35,827,116

Nasdaq Free Cash Flow Achievers ETF	453,746	(27,586)	426,160	2,392,536

PHLX Semiconductor ETF	66,394,811	(2,470,306)	63,924,505	237,106,197

Solar ETF	41,748,202	(1,227,558,669)	(1,185,810,467)	2,818,075,100

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Nasdaq Biotechnology ETF, Nasdaq Free Cash Flow Achievers ETF and PHLX Semiconductor ETF. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

32

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Solar ETF, you incur advisory fees and other Fund expenses. As a shareholder of Invesco Nasdaq Biotechnology ETF, Invesco Nasdaq Free Cash Flow Achievers ETF and Invesco PHLX Semiconductor ETF, you incur a unitary management fee. In addition to the advisory fee or unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Nasdaq Biotechnology ETF (IBBQ) Actual	$1,000.00	$1,080.00		0.19%	$0.98

Hypothetical (5% return before expenses)	1,000.00	1,023.92		0.19	0.96

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ) Actual	1,000.00	1,128.00	(2)	0.40	1.02	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.87	(2)	0.40	2.01	(3)

Invesco PHLX Semiconductor ETF (SOXQ) Actual	1,000.00	1,293.50		0.19	1.08

Hypothetical (5% return before expenses)	1,000.00	1,023.92		0.19	0.96

33

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Solar ETF (TAN)

Actual	$1,000.00	$744.00	0.73%	$3.17

Hypothetical (5% return before expenses)	1,000.00	1,021.23	0.73	3.67

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)

The actual ending account value is based on the actual total return of the Fund for the period December 4, 2023 (commencement of investment operations) through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 4, 2023 (commencement of investment operations) to February 29, 2024. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 88/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

34

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on September 14, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Nasdaq Free Cash Flow Achievers ETF and Invesco S&P 500 High Dividend Growers ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed matters related to the Adviser’s portfolio transaction policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco Nasdaq Free Cash Flow Achievers ETF	Higher than	Lower than	Lower than	Lower than
	median (11)	median (7)	median (65)	median (2)
Invesco S&P 500 High Dividend Growers ETF	Higher than	Lower than	Lower than	Higher than
	median (43)	median (5)	median (105)	median (3)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Funds, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fees, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the

35

Approval of Investment Advisory Contracts–(continued)

Trustees noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of that Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

36

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

© 2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024
PWZ	Invesco California AMT-Free Municipal Bond ETF

PCEF	Invesco CEF Income Composite ETF

GOVI	Invesco Equal Weight 0-30 Year Treasury ETF

PVI	Invesco Floating Rate Municipal Income ETF

PHB	Invesco Fundamental High Yield® Corporate Bond ETF

PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF

PZA	Invesco National AMT-Free Municipal Bond ETF

PZT	Invesco New York AMT-Free Municipal Bond ETF

PGX	Invesco Preferred ETF

TBLL	Invesco Short Term Treasury ETF

BAB	Invesco Taxable Municipal Bond ETF

VRP	Invesco Variable Rate Preferred ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco California AMT-Free Municipal Bond ETF (PWZ)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.07%
California-98.07%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$1,082,922
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	843,099
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,684,091
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,012,105
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,300	2,301,019
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,418,764
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,220	1,280,339
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	574,978
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	105	104,774
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,030	1,035,632
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,500	1,494,335
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	195,064
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	2,000	2,026,728
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,139,502
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,142,624
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	530	440,296
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	933,908
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,036,438
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,506,004
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,772,554
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,000	1,041,946
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,100	1,195,299
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	1,003,845
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	175	175,088
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	5,260	5,344,155
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	167,640
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	400	319,321
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,283,148
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	1,140	1,199,496
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	6,000	6,227,027
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	182,276
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,259,368
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	371,110
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	343,689
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,332,599
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	621,339
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	551,938
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	381,752
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	180,753
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,445	8,396,858
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	3,500	3,638,564
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,178,027
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	700	746,564
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	895	985,466
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,100	1,230,763
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	4,350	4,970,290
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	2,900	2,932,142
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,763,687
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,700	1,765,186
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,320	2,460,639
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,560	2,902,801
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,600	2,704,183
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,419,922
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	320,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	$125	$142,792
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,600	1,820,440
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,100	2,430,327
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,500	1,510,556
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	1,600	1,828,510
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	6,200	7,083,231
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,500	2,606,000
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,200	2,391,448
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	6,065	6,964,364
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,480	3,603,513
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	6,000	6,895,999
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,029,380
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,685,145
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,931,851
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,334,536
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	5,251,055
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,442,411
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	258,999
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,069,683
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	230	218,634
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	2,115	2,119,700
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	700	716,339
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,900	1,517,614
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2051	1,000	1,090,796
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	953,502
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,831,235
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	7,330	7,239,378
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	714,593
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,939,791
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	2,000	1,948,426
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2049	2,100	2,019,135
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	539,176
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	8,965	8,907,127
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	7,127,342
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014 A, RB	5.00%	08/15/2043	1,000	1,003,575
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,020,851
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	150,663
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,700	1,665,712
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	2,000	2,029,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	$1,000	$793,607
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	4,000	3,780,530
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,204,780
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	1,971,959
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	317,326
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	100	82,167
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,910	1,946,505
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	3,100	3,061,462
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,995	1,997,167
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	5,175	4,986,667
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	40	41,375
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	1,170	1,165,766
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,395	1,375,919
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,005	2,161,897
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,335,877
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2040	150	160,608
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	500	511,286
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	53,641
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,535,909
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,211,446
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	60	64,410
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,062,880
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,034,752
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,396,887
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	959,528
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,000	2,032,029
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,020,123
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	491,318
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	767,365
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	746,209
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,000	1,023,303
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	931,844
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	723,026
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	610	613,316
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	932,960
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	495,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	$1,000	$1,044,593
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	1,900	2,131,317
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,056,848
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,024,808
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	11/21/2045	1,000	1,021,842
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	554,778
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	998,769
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,000	1,002,533
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	58,031
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	500	505,251
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	850	944,023
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	900	908,914
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	1,250	1,256,967
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,000	961,463
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	751,091
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	306,934
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,004,450
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	276,230
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	990,327
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,639,642
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	490	468,804
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,022,861
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	705	658,578
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	283,537
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	904,169
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	480,823
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,010,309
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,514,445
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	415	428,006
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	25	24,988
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,638,271
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	539,660
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,672,878
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,000	986,408
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	724,196
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,212,076
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,078,790
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,733,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Cerritos Community College District (Election of 2012), Series 2014 A, GO Bonds	4.00%	08/01/2044	$100	$99,995
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	55	46,427
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	5,091,676
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	120	121,649
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	06/01/2048	1,000	1,062,115
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,028,835
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,386,927
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	4,835	4,796,492
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,499,108
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	115,000
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	99,914
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,000	999,237
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	440	448,172
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	495,206
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,000	1,000,118
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	1,014,033
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,590,749
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,110,301
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	120	106,648
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	975	967,499
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	475	476,567
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	2,017,068
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	4,500	4,378,311
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	2,336	2,327,904
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,855,120
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,272,840
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	970,438
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,120,668
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,976,292
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	2,500	2,453,892
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	241,826
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,406,161
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,076,781
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	120	120,051
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,295	1,285,360
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	9,909,100
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,001,788
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,001,827
Irvine (City of), CA, Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	400	401,101
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	414,133
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	3,500	3,512,002
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	5,500	6,231,199
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,900	1,880,731
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a).	5.00%	09/01/2048	1,000	1,122,430
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	1,600	1,629,437
Jurupa Unified School District, Series 2017 B, GO Bonds.	4.00%	08/01/2041	2,000	2,013,674
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	192,996
La Mesa-Spring Valley School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	1,625	1,629,287
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	20	19,968
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	201,557
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,257,108
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	400	417,743
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	600	652,829
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	502,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	$500	$500,794
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	294,722
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,500,279
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	2,000,529
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,865,448
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	713,241
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	741,355
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,367,280
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	1,610	1,739,998
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,067,139
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	2,000	2,233,179
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	1,100	1,221,754
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	645	670,137
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	925	1,032,148
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	600	660,617
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,000	1,008,686
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	600	665,165
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	1,000	1,003,075
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	2,000	2,007,840
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2039	1,000	1,003,920
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,002,945
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,031,461
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,260,503
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,566,967
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,545,233
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,826,321
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,050,524
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,205	1,259,212
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,000	992,467
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,126,724
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,385,968
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,071,092
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	1,076,893
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	727,208
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,077,857
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	381,020
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,409,009
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,533,247
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,354,434
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,121,822
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,115,248
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,183,464
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,374,449
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	560	623,794
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,241,023
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	2,000	2,219,490
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,117,089
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	3,965	3,953,095
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	2,500	2,841,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	$2,500	$2,832,980
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,710,469
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	2,000	2,259,766
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,100	1,235,965
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,335,364
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,410,370
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	250	279,708
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,058,584
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	400	424,194
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,200	2,362,975
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,015,474
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	585	587,226
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	870,612
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	200	218,616
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	400	408,360
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	350	386,214
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	450,149
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	251,357
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,453,052
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	100,771
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,073,244
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,000	988,692
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,032,992
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	100	102,203
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	839,475
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,000	5,110,162
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	905	927,809
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	900	969,366
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,982,042
Madera Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	1,000,005
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	300	337,538
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	188,703
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	9,880	10,412,588
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	147,560
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,195,785
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	49,285
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	55	62,196
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	1,200	1,349,139
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,114,488
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,102,515
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	300,191
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	45	44,665
Monterey Peninsula Unified School District (Election of 2018), Series 2023 D, GO Bonds	4.00%	08/01/2047	5,000	5,080,563
Monterey Peninsula Unified School District (Election of 2018), Series 2023 D, GO Bonds	4.00%	08/01/2048	4,930	4,988,193
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	320,041
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,010,483
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,400	2,429,689
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	1,800	1,894,401
M-S-R Energy Authority, Series 2009 A, RB	6.50%	11/01/2039	1,100	1,414,238
M-S-R Energy Authority, Series 2009 B, RB	6.50%	11/01/2039	1,800	2,314,207
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	70	76,277
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	795	799,671
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	1,245	1,245,042
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	2,700	2,720,035
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	238,861
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,000	1,007,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGM)(a)	5.00%	11/01/2052	$2,500	$2,695,192
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	328,638
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,017,648
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	480	511,507
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	3,027,186
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,123,103
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	1,500	1,510,925
Palomar Health, Series 2017, Ref. RB	5.00%	11/01/2042	1,000	1,004,193
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,240,193
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	401,960
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	50	50,054
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,148,438
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,300	1,343,682
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,676,847
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,139,688
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,667,623
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,719,669
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	5,300	5,237,426
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,236,428
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,259,671
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2039	675	687,181
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	759,440
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,630	1,594,682
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,527,782
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	225	226,012
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,814,570
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,353,861
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	563,540
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	556,260
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,669,136
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	3,000	3,314,368
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	986,667
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,000	1,028,743
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,526,947
Sacramento Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,169,782
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	2,500	2,533,040
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	418,620
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	1,000	1,076,711
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	560,856
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	303,552
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,050	1,164,866
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,020,404
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,687,806
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	300	300,666
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,618,448
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	2,000	2,133,612
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	499,261
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	823,129
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	982,074
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,000	1,931,277
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,030,418
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,815,859
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,023,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	$115	$114,991
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	3,535	3,727,412
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	2,770	2,775,447
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,132,764
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,576,863
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,210,848
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	60	51,253
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	1,003,046
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	2,700	2,689,837
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	07/01/2053	1,700	1,693,601
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,002,013
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	8,570	8,800,487
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,735	2,845,737
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,711,760
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,040	1,109,613
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	900	961,471
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	2,200	2,216,814
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	950	951,751
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,096,022
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	4,110	4,620,074
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	950	951,208
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	1,200	1,260,174
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	404,655
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	385,388
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,277,636
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,295,220
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	2,100	2,207,423
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	200	200,225
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2051	1,000	991,924
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,500	1,984,999
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	887,068
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,513,704
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,000	3,050,202
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,015,035
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	2,700	2,679,739
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,100	1,112,938
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	2,600	2,628,107
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,231,278
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,000	1,998,474
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,125,796
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	301,763
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,047,978
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	3,500	3,771,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	$495	$532,646
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,455	1,564,235
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	726,019
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	678,909
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	648,333
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	189,975
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,014,169
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	45,997
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	200	166,975
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	98,981
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	390	400,564
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,003,113
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	125	125,549
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	2,159,013
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,200	2,508,634
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,300	1,300,428
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	2,000	2,023,826
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	1,001,821
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,224,591
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,046,827
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	726,857
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,172,111
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,285,951
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,059,730
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	3,733,437
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,070,334
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,834,824
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,750	2,751,483
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,989,785
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	4,000	4,052,272
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	4,355	4,316,432
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	5,000	6,038,700
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	5,000	5,804,381
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,175,873
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,000	1,170,559
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	2,650	2,645,958
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,725	1,833,068
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	124,447
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,195,241
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,588,555
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	1,500	1,571,903
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	5,537,052
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,593,017
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,250	1,228,806
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	400	408,341
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	1,001,187
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,700,373
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,227,368
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.), Series 2014, RB	5.00%	06/01/2044	285	285,573

TOTAL INVESTMENTS IN SECURITIES(c)-98.07% (Cost $804,476,637)				803,049,841
OTHER ASSETS LESS LIABILITIES-1.93%				15,799,069

NET ASSETS-100.00%				$818,848,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco California AMT-Free Municipal Bond ETF (PWZ)–(continued)

February 29, 2024

(Unaudited)

Investment Abbreviations:
AGM -Assured Guaranty Municipal Corp.
BAM -Build America Mutual Assurance Co.
COP -Certificates of Participation
GO -General Obligation
INS -Insurer
RB -Revenue Bonds
Ref. -Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.

(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Ad Valorem Property Tax	20.11

Income Tax Revenue	20.11

Health, Hospital, Nursing Home Revenue	14.53

General Fund	7.82

College & University Revenue	7.24

Electric Power Revenue	5.39

Port, Airport & Marina Revenue	4.58

Water Revenue	3.85

Sales Tax Revenue	3.17

Revenue Types Each Less Than 3%	11.27

Other Assets Less Liabilities	1.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco CEF Income Composite ETF (PCEF)

February 29, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Closed-End Funds-99.89%
Bonds-33.55%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	2,954,628	$7,947,949
BlackRock Core Bond Trust(a)	490,489	5,140,325
BlackRock Credit Allocation Income Trust(a)	1,101,463	11,796,669
BlackRock Limited Duration Income Trust(a)	362,102	5,083,912
BlackRock Multi-Sector Income Trust(a)	239,218	3,710,271
BlackRock Taxable Municipal Bond Trust(a)	720,131	11,781,343
Blackstone Long-Short Credit Income Fund(a)	154,792	1,874,531
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	333,999	6,673,300
Cohen & Steers Select Preferred and Income Fund, Inc.	125,496	2,459,722
DoubleLine Income Solutions Fund(a)	936,508	11,828,096
DoubleLine Opportunistic Credit Fund(a)	117,639	1,790,348
Eaton Vance Limited Duration Income Fund(a)	1,364,907	13,485,281
Eaton Vance Short Duration Diversified Income Fund(a)	140,519	1,500,743
First Trust Intermediate Duration Preferred & Income Fund(a)	731,393	12,916,400
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	248,026	4,662,889
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	592,092	8,638,622
Flaherty & Crumrine Total Return Fund, Inc.(a)	131,275	1,980,940
Franklin Ltd. Duration Income Trust	480,737	3,023,836
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	169,254	2,733,452
Invesco Bond Fund(a)(b)	119,351	1,880,972
Invesco Senior Income Trust(a)(b)	1,495,838	6,207,728
John Hancock Preferred Income Fund(a)	238,863	3,962,737
John Hancock Preferred Income Fund II(a)	153,489	2,555,592
John Hancock Preferred Income Fund III(a)	239,368	3,636,000
John Hancock Premium Dividend Fund(a)	580,225	6,707,401
MFS Charter Income Trust(a)	508,452	3,208,332
MFS Intermediate Income Trust(a)	1,292,559	3,541,612
MFS Multimarket Income Trust(a)	701,844	3,235,501
Nuveen Credit Strategies Income Fund(a)	1,645,671	9,084,104
Nuveen Floating Rate Income Fund(a)	1,626,145	14,066,154
Nuveen Global High Income Fund(a)	273,448	3,472,789
Nuveen Preferred & Income Opportunities Fund(a)	3,908,680	27,947,062
Nuveen Taxable Municipal Income Fund(a)	344,683	5,328,799
PIMCO Dynamic Income Opportunities Fund(a)	1,035,009	13,568,968
PIMCO Income Strategy Fund(a)	275,300	2,334,544
PIMCO Income Strategy Fund II(a)	758,200	5,603,098
Pioneer Floating Rate Fund, Inc.(a)	146,422	1,418,829
Putnam Premier Income Trust(a)	1,102,833	3,937,114
Saba Capital Income & Opportunities Fund II	679,954	2,617,823
Western Asset Inflation-Linked Opportunities & Income Fund	766,355	6,491,027

		249,834,815

Bonds/High Yield-19.12%
AllianceBernstein Global High Income Fund, Inc.(a)	1,012,896	10,554,376
Allspring Income Opportunities Fund	711,713	4,747,126
Allspring Multi-Sector Income Fund(a)	298,077	2,795,962

	Shares	Value
Bonds/High Yield-(continued)
Barings Global Short Duration High Yield Fund(a)	239,908	$3,409,093
BlackRock Corporate High Yield Fund, Inc.	1,458,675	14,149,148
BlackRock Debt Strategies Fund, Inc. (a)	465,241	5,136,261
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	400,784	5,126,027
BlackRock Floating Rate Income Trust(a)	254,457	3,272,317
BNY Mellon High Yield Strategies Fund	905,701	2,119,340
Credit Suisse Asset Management Income Fund, Inc.	497,512	1,487,561
Credit Suisse High Yield Bond Fund	1,224,209	2,387,208
Eaton Vance Floating-Rate Income Trust(a)	294,471	3,887,017
Eaton Vance Senior Floating-Rate Trust(a)	322,278	4,183,168
First Trust High Income Long/Short Fund(a)	391,473	4,636,998
First Trust Senior Floating Rate Income Fund II(a)	312,774	3,199,678
High Income Securities Fund(a)	213,469	1,445,185
Highland Opportunities and Income Fund	1,130,994	7,147,882
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	238,661	1,713,586
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	800,613	3,746,869
Neuberger Berman High Yield Strategies Fund, Inc.(a)	274,816	2,223,261
New America High Income Fund, Inc. (The)(a)	212,156	1,542,374
Nuveen NASDAQ 100 Dynamic Overwrite Fund	510,949	12,237,229
PGIM Global High Yield Fund, Inc.(a)	484,546	5,640,116
PGIM High Yield Bond Fund, Inc.(a)	395,386	5,108,387
PGIM Short Duration High Yield Opportunities Fund(a)	304,727	4,631,850
PIMCO High Income Fund(a)	1,043,297	5,164,320
Pioneer High Income Fund, Inc.	335,437	2,492,297
Templeton Emerging Markets Income Fund(a)	571,759	3,007,452
Western Asset Emerging Markets Debt Fund, Inc.(a)	704,693	6,433,847
Western Asset Global High Income Fund, Inc.(a)	246,954	1,748,434
Western Asset High Income Fund II, Inc.(a)	588,304	2,629,719
Western Asset High Income Opportunity Fund, Inc.(a)	1,124,959	4,398,590

		142,402,678

Domestic Equity-3.10%
John Hancock Tax-Advantaged Dividend Income Fund(a)	430,940	8,321,451
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,203,489	14,790,880

		23,112,331

Equities-6.70%
BlackRock Health Sciences Term Trust(a)	1,359,443	22,172,515
BlackRock Innovation and Growth Term Trust(a)	2,861,844	22,923,371
BlackRock Utilities, Infrastructure & Power Opportunities Trust	231,238	4,828,249

		49,924,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Fixed Income-5.29%
Barings Corporate Investors(a)	183,902	$3,453,680
BlackRock ESG Capital Allocation Term Trust(a)	1,204,709	20,624,618
BlackRock Income Trust, Inc.(a)	218,606	2,594,853
Nuveen Variable Rate Preferred & Income Fund	305,801	5,354,575
PIMCO Corporate & Income Strategy Fund(a)	276,027	3,709,803
Saba Capital Income & Opportunities Fund	499,006	3,647,734

		39,385,263

Option Income-32.13%
BlackRock Energy and Resources Trust(a)	334,240	4,107,810
BlackRock Enhanced Capital and Income Fund, Inc.(a)	452,686	8,786,635
BlackRock Enhanced Equity Dividend Trust	2,200,549	17,648,403
BlackRock Enhanced Global Dividend Trust	764,928	7,809,915
BlackRock Enhanced International Dividend Trust	1,239,693	6,619,961
BlackRock Health Sciences Trust(a)	157,857	6,633,151
BlackRock Resources & Commodities Strategy Trust	1,049,945	8,725,043
BlackRock Science & Technology Term Trust(a)	1,021,099	19,053,707
BlackRock Science & Technology Trust(a)	258,110	9,495,867
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	89,213	2,946,705
Eaton Vance Enhanced Equity Income Fund(a)	418,282	7,533,259
Eaton Vance Enhanced Equity Income Fund II(a)	545,421	10,930,237
Eaton Vance Risk-Managed Diversified Equity Income Fund	776,363	6,467,104
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	339,590	4,577,673
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,213,814	15,731,029
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,639,316	21,360,288
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,338,515	10,721,505

	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,699,798	$29,302,400
First Trust Enhanced Equity Income Fund(a)	208,354	3,900,387
John Hancock Hedged Equity & Income Fund	152,291	1,556,414
Madison Covered Call & Equity Strategy Fund(a)	154,319	1,115,726
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	446,056	6,472,273
Nuveen S&P 500 Buy-Write Income Fund(a)	1,217,346	16,068,967
Nuveen S&P 500 Dynamic Overwrite Fund(a)	209,440	3,242,131
Voya Global Advantage and Premium Opportunity Fund(a)	185,975	1,593,806
Voya Global Equity Dividend and Premium Opportunity Fund(a)	982,778	5,012,168
Voya Infrastructure Industrials and Materials Fund	188,404	1,891,576

		239,304,140

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $760,944,502)		743,963,362

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.86%
Invesco Private Government Fund, 5.29%(b)(c)(d)	3,881,307	3,881,307
Invesco Private Prime Fund, 5.49%(b)(c)(d)	9,981,489	9,986,480

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,868,898)		13,867,787

TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $774,813,400)		757,831,149
OTHER ASSETS LESS LIABILITIES-(1.75)%		(13,049,463)

NET ASSETS-100.00%		$744,781,686

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 29, 2024.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income
Invesco Bond Fund	$1,512,275	$455,101	$(211,099)	$174,219	$(49,524)	$1,880,972	$51,656
Invesco Senior Income Trust	6,565,748	642,376	(1,382,553)	356,685	25,472	6,207,728	396,353

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	12,582,581	(12,582,581)	-	-	-	7,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco CEF Income Composite ETF (PCEF)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,215,197	$33,775,394	$(35,109,284)	$—	$—	$3,881,307	$141,353	*
Invesco Private Prime Fund	13,410,509	80,130,364	(83,560,640)	(887)	7,134	9,986,480	383,391	*

Total	$26,703,729	$127,585,816	$(132,846,157)	$530,017	$(16,918)	$21,956,487	$979,976

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Asset Class Breakdown* (% of the Fund’s Net Assets) as of February 29, 2024

Bonds	33.55

Option Income	32.13

Bonds/High Yield	19.12

Equities	6.70

Fixed Income	5.29

Domestic Equity	3.10

Money Market Funds Plus Other Assets Less Liabilities	0.11

*	Reflects exposure achieved through investments in underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)

February 29, 2024

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.87%
U.S. Treasury Bonds-81.59%
7.63%, 02/15/2025	$23,896,400	$24,573,353
6.00%, 02/15/2026	24,000,000	24,643,125
6.63%, 02/15/2027(a)	23,170,600	24,626,003
5.25%, 02/15/2029	23,593,800	24,649,991
5.38%, 02/15/2031	23,007,100	24,646,356
4.50%, 02/15/2036(a)	35,814,400	37,084,692
4.75%, 02/15/2037	23,385,600	24,716,569
4.38%, 02/15/2038	24,422,700	24,717,490
3.50%, 02/15/2039	27,178,400	24,736,591
4.63%, 02/15/2040	24,061,400	24,726,848
4.75%, 02/15/2041	23,830,300	24,724,402
3.13%, 02/15/2042	29,833,000	24,752,067
3.13%, 02/15/2043	30,159,400	24,761,339
3.63%, 02/15/2044	28,147,900	24,754,209
2.50%, 02/15/2045	34,163,600	24,776,617
2.50%, 02/15/2046	34,522,700	24,788,917
3.00%, 02/15/2047	31,710,300	24,782,343
3.00%, 02/15/2048	31,882,300	24,784,752
3.00%, 02/15/2049	31,993,800	24,800,194
2.00%, 02/15/2050	39,858,100	24,828,794
1.88%, 02/15/2051	41,472,300	24,838,020
2.25%, 02/15/2052	37,951,100	24,835,733
3.63%, 02/15/2053	28,358,700	24,800,569
4.25%, 02/15/2054	25,270,000	24,802,110

		606,151,084

U.S. Treasury Notes-18.28%
2.75%, 02/15/2028	26,159,500	24,669,635
1.50%, 02/15/2030	28,854,600	24,690,971
1.88%, 02/15/2032	29,406,100	24,698,827
3.50%, 02/15/2033	26,165,700	24,686,725
4.00%, 02/15/2034	37,765,000	37,030,353

		135,776,511

Total U.S. Treasury Securities (Cost $842,328,593)		741,927,595

	Shares	Value
Money Market Funds-5.39%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c) (Cost $40,064,268)	40,064,268	$40,064,268

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-105.26% (Cost $882,392,861)		781,991,863

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.77%
Invesco Private Government Fund, 5.29%(b)(c)(d)	7,955,789	7,955,789
Invesco Private Prime Fund, 5.49%(b)(c)(d)	20,064,698	20,074,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,031,748)		28,030,519

TOTAL INVESTMENTS IN SECURITIES-109.03% (Cost $910,424,609)		810,022,382
OTHER ASSETS LESS LIABILITIES-(9.03)%		(67,115,600)

NET ASSETS-100.00%		$742,906,782

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 29, 2024.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,918,811	$53,610,520	$(26,465,063)	$-	$-	$40,064,268	$95,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$435,503,251	$(427,547,462)	$-	$-	$7,955,789	$193,139	*
Invesco Private Prime Fund	-	483,020,959	(462,955,729)	(1,229)	10,729	20,074,730	274,290	*

Total	$12,918,811	$972,134,730	$(916,968,254)	$(1,229)	$10,729	$68,094,787	$562,673

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Maturing in 0-5 Years	16.58

Maturing in 6-10 Years	18.28

Maturing in 11-15 Years	14.98

Maturing in 16-20 Years	16.65

Maturing in 21-25 Years	16.68

Maturing in 26-30 Years	16.70

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Floating Rate Municipal Income ETF (PVI)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.73%
California-16.39%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	2.40%	05/29/2024	$1,500	$1,500,000
California (State of), Series 2003 C-4, VRD GO Bonds, (LOC - U.S. Bank N.A.)(a)(b)	2.25%	05/01/2033	2,000	2,000,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	2.40%	09/01/2033	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.55%	04/01/2039	1,800	1,800,000

				6,300,000

Connecticut-3.12%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	3.11%	11/15/2050	1,200	1,200,000

District of Columbia-2.73%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	3.29%	08/15/2038	1,050	1,050,000

Florida-13.01%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.30%	09/01/2035	1,300	1,300,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.20%	06/01/2048	500	500,000
JEA Electric System, Series 2008 3C-2, VRD RB(a)	3.25%	10/01/2034	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	3.74%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	3.38%	10/01/2038	1,500	1,500,000

				5,000,000

Louisiana-5.21%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.25%	09/01/2033	2,000	2,000,000

Minnesota-7.03%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	3.30%	12/01/2038	1,200	1,200,000
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD RB(a)	3.40%	11/15/2038	1,500	1,500,000

				2,700,000

Missouri-0.78%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	3.39%	04/15/2025	300	300,000

Nevada-2.73%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC -Bank of America,N.A.)(a)(b)	3.35%	07/01/2029	1,050	1,050,000

New York-19.77%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	3.30%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.51%	11/01/2026	1,200	1,200,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	3.10%	08/01/2044	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Series 2012 C-4, VRD RB(a)	3.10%	11/01/2036	1,200	1,200,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	3.20%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	3.32%	11/01/2044	1,000	1,000,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	3.30%	10/15/2041	1,200	1,200,000

				7,600,000

North Carolina-5.21%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, (LOC - TD Bank N.A.)(a)(b)	3.26%	05/01/2036	2,000	2,000,000

Ohio-3.12%
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2013 B, VRD RB(a)	3.21%	05/01/2029	1,200	1,200,000

Pennsylvania-3.64%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	3.35%	12/01/2028	1,400	1,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Floating Rate Municipal Income ETF (PVI)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-3.15%
Texas (State of), Series 2015 B, VRD GO Bonds(a)	3.25%	06/01/2046	$1,210	$1,210,000

Washington-5.20%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	3.20%	07/01/2032	2,000	2,000,000

Wisconsin-3.64%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.20%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	3.30%	03/01/2031	1,200	1,200,000

				1,400,000

TOTAL INVESTMENTS IN SECURITIES(d)-94.73% (Cost $36,410,000)				36,410,000
OTHER ASSETS LESS LIABILITIES-5.27%				2,025,849

NET ASSETS-100.00%				$38,435,849

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	12.4%
JPMorgan Chase Bank, N.A.	7.4%
U.S. Bank N.A.	5.5%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Floating Rate Municipal Income ETF (PVI)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Income Tax Revenue	20.43

Port, Airport & Marina Revenue	13.14

Water Revenue	12.49

Local or GTD Housing	9.89

Miscellaneous Revenue	8.87

Lease Revenue	7.29

Health, Hospital, Nursing Home Revenue	5.20

Highway Tolls Revenue	3.90

College & University Revenue	3.12

Transit Revenue	3.12

Revenue Types Each Less Than 3%	7.28

Other Assets Less Liabilities	5.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.70%
Aerospace & Defense-2.65%
Hexcel Corp., 4.20%, 02/15/2027	$3,158,000	$3,010,750
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	5,955,000	5,346,667
TransDigm, Inc., 5.50%, 11/15/2027	9,954,000	9,621,374

		17,978,791

Air Freight & Logistics-0.73%
GXO Logistics, Inc.
1.65%, 07/15/2026	2,701,000	2,465,714
2.65%, 07/15/2031(b)	3,045,000	2,477,291

		4,943,005

Automobile Components-3.81%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	5,546,000	4,814,188
Dana, Inc.
5.63%, 06/15/2028(b)	2,667,000	2,584,876
4.25%, 09/01/2030(b)	2,965,000	2,560,256
Goodyear Tire & Rubber Co. (The) 5.00%,05/31/2026(b)	3,653,000	3,561,148
5.00%, 07/15/2029(b)	4,022,000	3,706,519
United Rentals (North America), Inc.
4.88%, 01/15/2028(b)	4,452,000	4,302,014
3.88%, 02/15/2031(b)	4,954,000	4,382,630

		25,911,631

Automobiles-3.46%
Ford Motor Co., 3.25%, 02/12/2032(b)	14,564,000	11,952,006
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	12,017,000	11,534,355

		23,486,361

Broadline Retail-4.57%
Kohl’s Corp.
4.25%, 07/17/2025(b)	4,383,000	4,263,410
4.63%, 05/01/2031(b)	6,169,000	4,865,429
Nordstrom, Inc.
4.00%, 03/15/2027(b)	3,890,000	3,650,551
4.38%, 04/01/2030(b)	4,216,000	3,729,895
QVC, Inc.
4.38%, 09/01/2028	8,868,000	7,283,209
5.45%, 08/15/2034	10,199,000	7,285,911

		31,078,405

Building Products-0.41%
Griffon Corp., 5.75%, 03/01/2028(b)	2,842,000	2,752,463

Chemicals-2.27%
Chemours Co. (The), 5.38%, 05/15/2027(b)	5,613,000	5,133,705
Olin Corp., 5.63%, 08/01/2029(b)	5,643,000	5,526,387
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	5,608,000	4,762,370

		15,422,462

Commercial Services & Supplies-1.50%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	3,556,000	3,636,828

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	$3,196,000	$3,070,676
Steelcase, Inc., 5.13%, 01/18/2029	3,728,000	3,513,982

		10,221,486

Construction & Engineering-1.88%
AECOM, 5.13%, 03/15/2027	7,166,000	7,027,455
Fluor Corp., 4.25%, 09/15/2028(b)	6,059,000	5,733,783

		12,761,238

Consumer Finance-6.76%
Ally Financial, Inc.
5.75%, 11/20/2025(b)	5,930,000	5,902,528
6.70%, 02/14/2033(b)	6,366,000	6,277,334
Navient Corp.
5.00%, 03/15/2027(b)	3,758,000	3,567,162
5.50%, 03/15/2029(b)	4,191,000	3,798,085
OneMain Finance Corp.
7.13%, 03/15/2026(b)	3,644,000	3,706,010
4.00%, 09/15/2030(b)	4,635,000	3,910,695
SLM Corp., 4.20%, 10/29/2025(b)	5,348,000	5,191,090
Synchrony Financial, 7.25%, 02/02/2033	13,998,000	13,617,721

		45,970,625

Consumer Staples Distribution & Retail-2.93%
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026(b)	10,540,000	10,057,099
3.20%, 04/15/2030(b)	11,404,000	9,854,439

		19,911,538

Containers & Packaging-3.17%
Ball Corp.
5.25%, 0 7/01/2025(b)	3,486,000	3,487,641
2.88%, 08/15/2030(b)	4,302,000	3,646,219
Berry Global, Inc., 1.57%, 01/15/2026(b)	7,650,000	7,126,983
Crown Americas LLC, 5.25%, 04/01/2030(b)	3,133,000	3,020,776
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	4,582,000	4,282,512

		21,564,131

Diversified Consumer Services-0.76%
Service Corp. International, 5.13%, 06/01/2029(b)	5,306,000	5,190,860

Diversified REITs-1.87%
Hudson Pacific Properties L.P.
3.95%, 11/01/2027(b)	2,495,000	2,157,411
3.25%, 01/15/2030	2,952,000	2,219,826
VICI Properties L.P.
4.75%, 02/15/2028(b)	2,544,000	2,466,123
5.13%, 05/15/2032	2,586,000	2,429,206
Vornado Realty L.P., 3.40%, 06/01/2031(b)	4,462,000	3,465,826

		12,738,392

Electric Utilities-5.09%
DPL, Inc., 4.13%, 07/01/2025(b)	9,097,000	8,855,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
FirstEnergy Corp.
Series B, 4.15%, 07/15/2027	$5,238,000	$4,980,361
Series C, 7.38%, 11/15/2031(b)	4,395,000	5,105,891
NRG Energy, Inc., 6.63%, 01/15/2027	7,159,000	7,167,214
PG&E Corp., 5.25%, 07/01/2030(b)	8,995,000	8,465,133

		34,574,384

Electrical Equipment-0.63%
Regal Rexnord Corp.
6.05%, 02/15/2026(c)	2,086,000	2,095,421
6.40%, 04/15/2033(b)(c)	2,110,000	2,167,671

		4,263,092

Electronic Equipment, Instruments & Components-1.69%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026(b)	4,034,000	3,740,567
3.57%, 12/01/2031	4,274,000	3,713,380
Vontier Corp.
1.80%, 04/01/2026	2,202,000	2,031,727
2.95%, 04/01/2031	2,391,000	1,969,330

		11,455,004

Financial Services-0.50%
Radian Group, Inc., 4.50%, 10/01/2024	420	416
Vornado Realty L.P., 2.15%, 06/01/2026(b)	3,784,000	3,397,487

		3,397,903

Food Products-0.97%
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	7,920,000	6,623,932

Gas Utilities-0.97%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	6,814,000	6,609,440

Health Care Equipment & Supplies-0.57%
Teleflex, Inc., 4.63%, 11/15/2027	4,018,000	3,840,967

Health Care Providers & Services-4.31%
Centene Corp.
2.45%, 07/15/2028	8,969,000	7,912,711
4.63%, 12/15/2029(b)	8,245,000	7,810,530
Encompass Health Corp., 4.75%, 02/01/2030(b)	4,731,000	4,392,258
Tenet Healthcare Corp.
4.88%, 01/01/2026	4,610,000	4,608,116
6.13%, 06/15/2030	4,621,000	4,582,230

		29,305,845

Health Care REITs-1.34%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	3,181,000	2,606,647
3.50%,03/15/2031(b)	3,994,000	2,677,711
Sabra Health Care L.P.
5.13%, 08/15/2026	1,939,000	1,904,606
3.20%, 12/01/2031(b)	2,398,000	1,945,972

		9,134,936

Hotel & Resort REITs-1.22%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	3,434,000	3,282,544

	Principal Amount	Value
Hotel & Resort REITs-(continued)
Service Properties Trust
5.50%, 12/15/2027(b)	$2,756,000	$2,597,708
4.95%, 10/01/2029(b)	2,943,000	2,424,534

		8,304,786

Hotels, Restaurants & Leisure-6.99%
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	2,574,000	2,530,018
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	6,170,000	5,870,943
Las Vegas Sands Corp.
3.20%, 08/08/2024	5,665,000	5,598,295
3.90%, 08/08/2029	6,153,000	5,568,619
MGM Resorts International, 4.75%, 10/15/2028(b)	8,893,000	8,354,894
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028(b)	8,260,000	7,630,422
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(b)	4,309,000	4,296,899
Yum! Brands, Inc., 3.63%, 03/15/2031(b)	8,671,000	7,632,682

		47,482,772

Household Durables-3.60%
Century Communities, Inc., 6.75%, 06/01/2027(b)	2,852,000	2,859,051
KB Home, 4.00%, 06/15/2031(b)	4,523,000	3,932,052
M/I Homes, Inc., 4.95%, 02/01/2028	3,524,000	3,358,460
MDC Holdings, Inc., 2.50%, 01/15/2031	5,016,000	4,240,380
Newell Brands, Inc.
5.20%, 04/01/2026(b)	3,283,000	3,191,409
6.63%, 09/15/2029(b)	3,214,000	3,082,521
Tri Pointe Homes, Inc., 5.70%, 06/15/2028(b)	3,862,000	3,801,560

		24,465,433

IT Services-0.45%
Twilio, Inc., 3.63%, 03/15/2029	3,416,000	3,044,442

Machinery-1.05%
Hillenbrand, Inc.
5.00%, 09/15/2026	1,670,000	1,635,423
3.75%, 03/01/2031(b)	1,923,000	1,641,415
Trinity Industries, Inc., 4.55%, 10/01/2024	3,924,000	3,873,009

		7,149,847

Media-3.59%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(b)(c)	11,234,000	9,567,099
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	9,632,000	9,501,302
Lamar Media Corp.
3.75%, 02/15/2028(b)	2,882,000	2,675,620
3.63%, 01/15/2031(b)	3,042,000	2,629,018

		24,373,039

Metals & Mining-4.27%
ATI, Inc.
5.88%, 12/01/2027(b)	1,660,000	1,627,871
5.13%, 10/01/2031	1,772,000	1,623,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Metals & Mining-(continued)
Carpenter Technology Corp., 6.38%, 07/15/2028(b)	$2,833,000	$2,823,722
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	759
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)(c)	5,712,000	5,677,340
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	10,872,000	10,372,861
United States Steel Corp., 6.88%, 03/01/2029(b)	6,796,000	6,881,935

		29,008,411

Mortgage REITs-1.15%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	7,909,000	7,811,442

Office REITs-0.51%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027(b)	3,929,000	3,458,206

Oil, Gas & Consumable Fuels-7.17%
Apache Corp., 4.25%, 01/15/2030(b)	7,110,000	6,536,443
EQM Midstream Partners L.P., 5.50%, 07/15/2028	4,978,000	4,886,893
Murphy Oil Corp., 5.88%, 12/01/2027(b)	4,611,000	4,582,546
Murphy Oil USA, Inc., 4.75%, 09/15/2029(b)	5,676,000	5,297,753
Occidental Petroleum Corp.
5.55%, 03/15/2026(b)	6,739,000	6,752,426
6.63%, 09/01/2030(b)	6,463,000	6,806,961
Range Resources Corp., 4.88%, 05/15/2025(b)	2,878,000	2,840,477
SM Energy Co., 6.50%, 07/15/2028(b)	3,490,000	3,497,189
Southwestern Energy Co.
5.70%, 01/23/2025(b)	2,424,000	2,412,389
5.38%, 03/15/2030(b)	2,620,000	2,506,660
Vital Energy, Inc., 9.75%, 10/15/2030(b)	2,464,000	2,641,405

		48,761,142

Passenger Airlines-3.50%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	5,718,000	5,902,834
3.75%, 10/28/2029(b)	6,557,000	5,967,362
United Airlines Holdings, Inc., 4.88%, 01/15/2025	12,034,000	11,925,393

		23,795,589

Pharmaceuticals-0.66%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(b)	4,468,000	4,512,477

Real Estate Management & Development-0.51%
Kennedy-Wilson, Inc.
4.75%, 03/01/2029(b)	2,134,000	1,730,749
5.00%, 03/01/2031(b)	2,263,000	1,761,689

		3,492,438

Semiconductors & Semiconductor Equipment-2.37%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	5,005,000	5,035,991
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,331,000	4,963,978

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.
1.80%, 06/01/2026	$3,375,000	$3,112,753
3.00%,06/01/2031(b)	3,608,000	3,028,865

		16,141,587

Software-0.26%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	1,971,000	1,741,076

Specialized REITs-1.43%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	2,628,000	2,551,960
3.25%, 01/15/2032(b)	3,099,000	2,573,869
SBA Communications Corp., 3.88%, 02/15/2027(b)	4,888,000	4,616,876

		9,742,705

Specialty Retail-3.83%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	3,420,000	2,956,721
3.90%, 04/15/2030(b)	3,348,000	2,992,325
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	5,836,000	5,317,207
Bath & Body Works, Inc., 5.25%, 02/01/2028	7,244,000	7,040,107
Penske Automotive Group, Inc., 3.75%, 06/15/2029	8,681,000	7,697,203

		26,003,563

Technology Hardware, Storage & Peripherals-2.70%
Seagate HDD Cayman
4.75%, 01/01/2025(b)	4,296,000	4,238,510
9.63%, 12/01/2032(b)	3,711,168	4,197,331
Western Digital Corp.
4.75%, 02/15/2026(b)	4,970,000	4,862,074
3.10%, 02/01/2032(b)	6,477,000	5,077,423

		18,375,338

Textiles, Apparel & Luxury Goods-0.60%
Under Armour, Inc., 3.25%, 06/15/2026(b)	4,359,000	4,108,508

Total U.S. Dollar Denominated Bonds & Notes (Cost $688,688,041)		670,909,692

	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $282,463)	282,463	282,463

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.74% (Cost $688,970,504)		671,192,155

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.00%
Invesco Private Government Fund, 5.29%(d)(e)(f)	60,431,416	60,431,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	157,035,347	$157,113,865

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $217,535,628)		217,545,281

TOTAL INVESTMENTS IN SECURITIES-130.74% (Cost $906,506,132)		888,737,436
OTHER ASSETS LESS LIABILITIES-(30.74)%		(208,969,420)

NET ASSETS-100.00%		$679,768,016

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $27,073,540, which represented 3.98% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$7,839,414	$34,447,143	$(42,004,094)	$ -	$-	$ 282,463	$55,968

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	48,562,324	100,555,013	(88,685,921)	-	-	60,431,416	1,349,775	*

Invesco Private Prime Fund	124,868,654	186,035,265	(153,852,151)	8,327	53,770	157,113,865	3,626,294	*

Total	$181,270,392	$321,037,421	$(284,542,166)	$8,327	$53,770	$217,827,744	$5,032,037

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Discretionary	27.62

Industrials	12.35

Materials	9.71

Financials	8.41

Information Technology	7.47

Energy	7.17

Real Estate	6.88

Utilities	6.06

Health Care	5.54

Consumer Staples	3.90

Communication Services	3.59

Money Market Funds Plus Other Assets Less Liabilities	1.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.34%
Aerospace & Defense-2.00%
Boeing Co. (The)
4.88%, 05/01/2025	$95,000	$94,146
5.15%, 05/01/2030	80,000	78,728
General Dynamics Corp.
3.75%, 05/15/2028	71,000	68,430
3.63%, 04/01/2030	70,000	65,424
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	20,000	18,752
4.20%, 05/01/2030	40,000	37,678
L3Harris Technologies, Inc.
4.40%, 06/15/2028	38,000	36,962
1.80%, 01/15/2031	50,000	40,263
Lockheed Martin Corp.
3.55%, 01/15/2026	77,000	75,064
3.90%, 06/15/2032	90,000	83,588
Northrop Grumman Corp.
3.25%, 01/15/2028	76,000	71,312
4.40%, 05/01/2030	60,000	57,847
RTX Corp.
4.13%, 11/16/2028	89,000	85,461
6.10%, 03/15/2034	70,000	73,948
Textron, Inc., 3.00%, 06/01/2030	75,000	65,831

		953,434

Air Freight & Logistics-0.97%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	85,000	82,057
FedEx Corp.
3.25%, 04/01/2026	80,000	77,158
3.10%, 08/05/2029	88,000	79,916
United Parcel Service, Inc.
3.05%, 11/15/2027	114,000	107,255
4.45%, 04/01/2030	120,000	118,194

		464,580

Automobile Components-0.28%
BorgWarner, Inc., 2.65%, 07/01/2027	60,000	55,433
Lear Corp., 3.80%, 09/15/2027	80,000	76,623

		132,056

Automobiles-0.50%
General Motors Co., 6.13%, 10/01/2025	120,000	121,012
PACCAR Financial Corp., 3.55%, 08/11/2025	120,000	117,553

		238,565

Banks-6.41%
Bank of America Corp., 3.25%, 10/21/2027(b)	445,000	420,766
Citigroup, Inc.
4.45%, 09/29/2027	205,000	198,645
6.63%, 06/15/2032	180,000	191,723
Citizens Bank N.A., 3.75%, 02/18/2026	70,000	67,107
Citizens Financial Group, Inc., 3.25%, 04/30/2030	65,000	56,280
Comerica, Inc., 4.00%, 02/01/2029	83,000	74,672
Fifth Third Bancorp, 2.55%, 05/05/2027	130,000	119,428

	Principal Amount	Value
Banks-(continued)
Huntington Bancshares, Inc.
2.63%, 08/06/2024	$50,000	$49,372
2.55%, 02/04/2030	67,000	56,562
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	516,000	490,669
KeyBank N.A., 4.15%, 08/08/2025	50,000	48,437
KeyCorp, 2.55%, 10/01/2029	80,000	66,953
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	120,000	116,910
PNC Bank N.A., 4.05%, 07/26/2028	100,000	94,617
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	105,000	90,240
Regions Financial Corp., 1.80%, 08/12/2028	130,000	110,667
Truist Bank, 3.63%, 09/16/2025	126,000	122,321
Truist Financial Corp., 1.95%, 06/05/2030	110,000	90,097
U.S. Bancorp
1.38%, 07/22/2030	130,000	102,998
Series V, 2.38%, 07/22/2026	131,000	122,821
Wells Fargo & Co., 4.15%, 01/24/2029(b)	390,000	373,548

		3,064,833

Beverages-1.52%
Coca-Cola Co. (The)
1.45%, 06/01/2027	140,000	126,772
2.25%, 01/05/2032(b)	130,000	109,574
Constellation Brands, Inc.
4.35%, 05/09/2027	40,000	39,138
2.25%, 08/01/2031	40,000	32,659
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	46,000	45,399
4.05%, 04/15/2032	60,000	55,756
Molson Coors Beverage Co., 3.00%, 07/15/2026	98,000	93,377
PepsiCo, Inc.
3.00%, 10/15/2027	124,000	116,958
2.75%, 03/19/2030	120,000	107,222

		726,855

Biotechnology-1.78%
AbbVie, Inc.
2.60%, 11/21/2024	120,000	117,538
3.20%, 11/21/2029	134,000	122,646
Amgen, Inc.
5.15%, 03/02/2028	100,000	100,236
5.25%, 03/02/2033	100,000	99,761
Biogen, Inc.
4.05%, 09/15/2025	61,000	59,806
2.25%, 05/01/2030	70,000	58,607
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	95,178
1.65%, 10/01/2030	135,000	110,277
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	105,000	84,964

		849,013

Broadline Retail-1.01%
Amazon.com, Inc.
3.15%, 08/22/2027(b)	215,000	204,200
2.10%, 05/12/2031	225,000	189,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Broadline Retail-(continued)
eBay, Inc.
3.60%, 06/05/2027	$50,000	$47,827
2.70%, 03/11/2030	50,000	43,715

		484,854

Building Products-0.88%
Carlisle Cos., Inc.
3.75%, 12/01/2027	10,000	9,511
2.75%, 03/01/2030	40,000	34,795
Carrier Global Corp.
2.24%, 02/15/2025	50,000	48,459
2.72%, 02/15/2030	60,000	52,570
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	63,000	57,042
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	140,000	114,470
Lennox International, Inc., 5.50%, 09/15/2028.	40,000	40,392
Masco Corp.
1.50%, 02/15/2028	45,000	39,134
2.00%, 02/15/2031	30,000	24,381

		420,754

Capital Markets-4.09%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	90,000	85,448
4.50%, 05/13/2032	50,000	48,083
Bank of New York Mellon Corp. (The)
3.85%, 04/28/2028	94,000	90,805
3.30%, 08/23/2029	90,000	82,624
BlackRock, Inc.
3.20%, 03/15/2027	90,000	86,137
1.90%, 01/28/2031	110,000	91,028
Charles Schwab Corp. (The)
2.00%, 03/20/2028	100,000	88,755
2.90%, 03/03/2032	125,000	106,084
CME Group, Inc.
3.00%, 03/15/2025	86,000	84,052
2.65%, 03/15/2032	85,000	72,952
Franklin Resources, Inc., 1.60%, 10/30/2030	110,000	88,878
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	140,000	137,137
3.80%, 03/15/2030	160,000	148,837
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	30,000	29,806
4.15%, 01/23/2030	25,000	23,274
Morgan Stanley, 3.63%, 01/20/2027(b)	287,000	276,798
Nasdaq, Inc.
3.85%, 06/30/2026	40,000	38,857
1.65%, 01/15/2031	30,000	23,902
Northern Trust Corp.
4.00%, 05/10/2027	60,000	58,310
1.95%, 05/01/2030	75,000	63,458
Raymond James Financial, Inc., 4.65%, 04/01/2030	85,000	84,095
State Street Corp.
3.55%, 08/18/2025	71,000	69,588
2.40%, 01/24/2030	85,000	74,343

		1,953,251

	Principal Amount	Value
Chemicals-3.10%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	$70,000	$66,204
2.05%, 05/15/2030	69,000	58,736
Albemarle Corp.
4.65%, 06/01/2027	30,000	29,477
5.05%, 06/01/2032	30,000	28,505
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	30,467
6.38%, 07/15/2032	40,000	41,006
CF Industries, Inc., 5.15%, 03/15/2034	70,000	67,772
Dow Chemical Co. (The)
4.80%, 11/30/2028	90,000	89,403
2.10%, 11/15/2030	80,000	66,844
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	105,000	104,489
Eastman Chemical Co.
4.50%, 12/01/2028	30,000	29,133
5.75%, 03/08/2033	30,000	30,218
Ecolab, Inc.
2.70%, 11/01/2026	50,000	47,477
4.80%, 03/24/2030	45,000	44,997
EIDP, Inc.
1.70%, 07/15/2025	20,000	19,011
2.30%, 07/15/2030	65,000	55,639
FMC Corp.
3.20%, 10/01/2026	23,000	21,561
3.45%, 10/01/2029	22,000	19,571
Huntsman International LLC, 4.50%, 05/01/2029	50,000	47,531
Linde, Inc.
3.20%, 01/30/2026	76,000	73,704
1.10%, 08/10/2030	95,000	76,126
LYB International Finance III LLC, 2.25%, 10/01/2030	80,000	66,667
LyondellBasell Industries N.V., 5.75%, 04/15/2024	71,000	70,997
Mosaic Co. (The)
4.05%, 11/15/2027	30,000	28,835
5.45%, 11/15/2033	20,000	19,789
PPG Industries, Inc., 3.75%, 03/15/2028	96,000	92,034
Sherwin-Williams Co. (The)
3.45%, 06/01/2027	38,000	36,207
2.95%, 08/15/2029	50,000	44,963
Westlake Corp., 3.60%, 08/15/2026	79,000	76,038

		1,483,401

Commercial Services & Supplies-0.53%
Cintas Corp. No.
2 3.70%, 04/01/2027	28,000	27,160
4.00%, 05/01/2032	25,000	23,472
Republic Services, Inc.
3.95%, 05/15/2028	39,000	37,579
1.75%, 02/15/2032	70,000	54,973
Waste Management, Inc.
3.15%, 11/15/2027	60,000	56,501
1.50%, 03/15/2031	70,000	55,706

		255,391

Communications Equipment-0.81%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	270,000	254,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Communications Equipment-(continued)
Juniper Networks, Inc., 3.75%, 08/15/2029	$53,000	$49,209
Motorola Solutions, Inc.
4.60%, 02/23/2028	50,000	49,117
4.60%, 05/23/2029	33,000	32,083

		385,278

Construction & Engineering-0.15%
Quanta Services, Inc., 2.90%, 10/01/2030	80,000	69,382

Construction Materials-0.32%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	24,952
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	70,000	58,282
Vulcan Materials Co., 3.50%, 06/01/2030	75,000	68,354

		151,588

Consumer Finance-1.63%
Ally Financial, Inc., 2.20%, 11/02/2028	145,000	123,403
American Express Co.
2.25%, 03/04/2025	100,000	96,868
4.05%, 05/03/2029	90,000	87,133
Capital One Financial Corp., 3.80%, 01/31/2028	240,000	227,067
Discover Bank, 4.65%, 09/13/2028	80,000	76,432
Discover Financial Services, 6.70%, 11/29/2032	50,000	52,357
General Motors Financial Co., Inc., 3.10%, 01/12/2032	140,000	117,016

		780,276

Consumer Staples Distribution & Retail-2.54%
Costco Wholesale Corp.
1.38%, 06/20/2027	115,000	103,494
1.60%, 04/20/2030	120,000	100,019
Dollar General Corp.
3.88%, 04/15/2027	45,000	43,312
3.50%, 04/03/2030	60,000	54,323
Dollar Tree, Inc.
4.20%, 05/15/2028	42,000	40,530
2.65%, 12/01/2031	60,000	49,974
Kroger Co. (The)
4.50%, 01/15/2029	80,000	78,289
1.70%, 01/15/2031	100,000	79,810
Sysco Corp.
3.30%, 07/15/2026	55,000	52,802
5.95%, 04/01/2030	60,000	62,476
Target Corp.
2.25%, 04/15/2025	85,000	82,370
3.38%, 04/15/2029	90,000	84,590
Walmart, Inc.
3.90%, 09/09/2025	200,000	197,002
1.80%, 09/22/2031(b)	225,000	184,598

		1,213,589

Containers & Packaging-0.76%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	60,000	57,786
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	30,000	25,358

	Principal Amount	Value
Containers & Packaging-(continued)
Avery Dennison Corp.
4.88%, 12/06/2028	$31,000	$30,727
2.25%, 02/15/2032	30,000	24,367
Packaging Corp. of America
3.40%, 12/15/2027	40,000	37,818
3.00%, 12/15/2029	40,000	35,915
Sonoco Products Co., 3.13%, 05/01/2030	75,000	66,689
WRKCo, Inc.
4.65%, 03/15/2026	40,000	39,496
4.90%, 03/15/2029	45,000	44,621

		362,777

Distributors-0.33%
Genuine Parts Co., 1.88%, 11/01/2030	95,000	76,542
LKQ Corp.
5.75%, 06/15/2028	40,000	40,442
6.25%, 06/15/2033	40,000	41,133

		158,117

Diversified REITs-0.49%
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	24,207
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	44,429
CubeSmart L.P., 2.25%, 12/15/2028	40,000	34,831
Digital Realty Trust L.P.
3.70%, 08/15/2027	53,000	50,589
3.60%, 07/01/2029	40,000	36,882
W.P. Carey, Inc.
4.60%, 04/01/2024	19,000	18,971
2.40%, 02/01/2031	30,000	24,721

		234,630

Diversified Telecommunication Services-1.44%
AT&T, Inc.
4.35%, 03/01/2029	180,000	173,797
4.30%, 02/15/2030	176,000	167,943
Verizon Communications, Inc.
4.33%, 09/21/2028	180,000	174,785
2.36%, 03/15/2032(b)	210,000	170,339
		686,864
Electric Utilities-4.44%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	90,000	74,560
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	52,430
Avangrid, Inc.
3.20%, 04/15/2025	35,000	34,058
3.80%, 06/01/2029	58,000	54,155
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	225,000	207,950
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	60,000	50,549
Series D, 4.00%, 12/01/2028	50,000	48,281
Duke Energy Corp.
2.65%, 09/01/2026	96,000	90,353
2.55%, 06/15/2031	115,000	95,931
Entergy Corp., 1.90%, 06/15/2028	75,000	65,959
Entergy Louisiana LLC, 4.00%, 03/15/2033	50,000	45,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Evergy, Inc.
2.45%, 09/15/2024	$50,000	$49,072
2.90%, 09/15/2029	30,000	26,605
Eversource Energy, 3.38%, 03/01/2032	50,000	42,980
Exelon Corp.
3.95%, 06/15/2025	70,000	68,713
4.05%, 04/15/2030	70,000	65,706
Interstate Power and Light Co., 4.10%, 09/26/2028	23,000	22,051
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	85,000	80,935
2.25%, 06/01/2030	111,000	93,402
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	38,256
4.55%, 07/01/2030	40,000	37,578
Pinnacle West Capital Corp., 1.30%, 06/15/2025	35,000	33,234
PPL Capital Funding, Inc., 3.10%, 05/15/2026 .	60,000	57,222
PPL Electric Utilities Corp., 5.00%, 05/15/2033	45,000	44,750
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	56,383
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	70,000	57,037
Southern California Edison Co.
5.95%, 11/01/2032	50,000	52,165
Series E, 3.70%, 08/01/2025	70,000	68,397
Southern Co.(The)
3.25%, 07/01/2026	88,000	84,188
Series A, 3.70%, 04/30/2030	110,000	101,497
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	70,000	67,054
Wisconsin Electric Power Co., 4.75%, 09/30/2032	50,000	49,057
Wisconsin Power and Light Co., 3.95%, 09/01/2032	40,000	36,978
Xcel Energy, Inc., 4.00%, 06/15/2028	70,000	66,854

		2,119,901

Electrical Equipment-0.29%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	35,000	28,705
Emerson Electric Co.
0.88%, 10/15/2026	55,000	49,768
2.20%, 12/21/2031	70,000	58,112

		136,585

Electronic Equipment, Instruments & Components-1.85%
Amphenol Corp., 2.80%, 02/15/2030	100,000	89,131
Arrow Electronics, Inc.
3.88%, 01/12/2028	58,000	54,822
2.95%, 02/15/2032	50,000	41,815
Avnet, Inc., 4.63%, 04/15/2026	58,000	56,769
Eaton Corp.
3.10%, 09/15/2027	59,000	55,869
4.00%, 11/02/2032	55,000	51,677
Flex Ltd.
4.75%, 06/15/2025	53,000	52,389
4.88%, 06/15/2029	40,000	38,922

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Jabil, Inc.
3.95%, 01/12/2028	$33,000	$31,212
3.00%, 01/15/2031	50,000	42,732
Keysight Technologies, Inc.
4.60%, 04/06/2027	18,000	17,727
3.00%, 10/30/2029	40,000	35,614
TD SYNNEX Corp., 1.75%, 08/09/2026	60,000	54,668
Teledyne Technologies, Inc.
2.25%, 04/01/2028	40,000	35,865
2.75%, 04/01/2031	40,000	33,968
Trimble, Inc.
4.90%, 06/15/2028	33,000	32,759
6.10%, 03/15/2033	30,000	31,367
Tyco Electronics Group S.A.
4.50%, 02/13/2026	70,000	69,257
2.50%, 02/04/2032	65,000	55,063

		881,626

Energy Equipment & Services-0.59%
Halliburton Co., 2.92%, 03/01/2030	90,000	79,992
Helmerich & Payne, Inc., 2.90%, 09/29/2031	50,000	41,609
NOV, Inc., 3.60%, 12/01/2029	38,000	34,724
Schlumberger Investment S.A.
4.50%, 05/15/2028	60,000	59,469
2.65%, 06/26/2030	75,000	65,954

		281,748

Entertainment-1.10%
Electronic Arts, Inc., 1.85%, 02/15/2031	65,000	52,932
Netflix, Inc., 4.88%, 04/15/2028	120,000	119,803
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	10,000	9,798
4.00%, 04/14/2032	30,000	27,595
Walt Disney Co.(The)
1.75%, 08/30/2024	114,000	111,951
2.65%, 01/13/2031	120,000	104,420
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	40,000	37,861
4.28%, 03/15/2032	70,000	61,784

		526,144

Financial Services-2.72%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026 .	248,000	239,670
Block Financial LLC
2.50%, 07/15/2028	30,000	26,438
3.88%, 08/15/2030	45,000	40,597
Equitable Holdings, Inc.
4.35%, 04/20/2028	71,000	68,417
5.59%, 01/11/2033	50,000	50,432
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	70,000	64,755
2.25%, 03/01/2031	80,000	67,035
Fiserv, Inc.
2.75%, 07/01/2024	59,000	58,417
3.50%, 07/01/2029	58,000	53,324
Global Payments, Inc.
2.65%, 02/15/2025	30,000	29,120
3.20%, 08/15/2029	43,000	38,319
LPL Holdings, Inc., 6.75%, 11/17/2028	50,000	52,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Financial Services-(continued)
Mastercard, Inc.
3.38%, 04/01/2024	$83,000	$82,837
3.35%, 03/26/2030	85,000	78,567
PayPal Holdings, Inc.
2.40%, 10/01/2024	65,000	63,822
2.85%, 10/01/2029	65,000	57,961
Visa, Inc.
3.15%, 12/14/2025	91,000	88,255
2.05%, 04/15/2030	90,000	77,261
Western Union Co. (The), 1.35%, 03/15/2026	70,000	64,502

		1,301,947

Food Products-2.70%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	90,000	84,737
3.25%, 03/27/2030	75,000	67,858
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	47,365
2.75%, 05/14/2031	70,000	59,568
Campbell Soup Co.
4.15%, 03/15/2028	33,000	31,858
2.38%, 04/24/2030	40,000	33,965
Conagra Brands, Inc., 4.85%, 11/01/2028	70,000	68,806
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	41,831
General Mills, Inc.
4.20%, 04/17/2028	51,000	49,550
4.95%, 03/29/2033	60,000	58,929
Hershey Co. (The), 2.30%, 08/15/2026	88,000	83,081
Hormel Foods Corp.
1.70%, 06/03/2028	50,000	44,167
1.80%, 06/11/2030	50,000	41,489
Ingredion, Inc.
3.20%, 10/01/2026	28,000	26,726
2.90%, 06/01/2030	20,000	17,559
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,333
2.38%, 03/15/2030	40,000	34,350
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	95,000	90,650
3.75%, 04/01/2030	90,000	84,049
McCormick & Co., Inc.
3.40%, 08/15/2027	23,000	21,800
1.85%, 02/15/2031	30,000	24,127
Mondelez International, Inc.
1.50%, 05/04/2025	70,000	66,939
2.75%, 04/13/2030	70,000	61,905
Tyson Foods, Inc.
4.35%, 03/01/2029	50,000	48,140
4.88%, 08/15/2034	70,000	66,515

		1,288,297

Gas Utilities-0.27%
Atmos Energy Corp.
3.00%, 06/15/2027	21,000	19,761
1.50%, 01/15/2031	45,000	35,868

	Principal Amount	Value
Gas Utilities-(continued)
National Fuel Gas Co.
5.50%, 01/15/2026	$20,000	$19,942
2.95%, 03/01/2031	20,000	16,723
Southwest Gas Corp., 4.05%, 03/15/2032	40,000	36,598

		128,892

Ground Transportation-1.10%
CSX Corp.
3.25%, 06/01/2027	62,000	58,885
4.25%, 03/15/2029	70,000	68,240
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	70,000	68,372
Norfolk Southern Corp.
3.80%, 08/01/2028	60,000	57,484
5.05%, 08/01/2030	50,000	49,986
Ryder System, Inc.
5.25%, 06/01/2028	40,000	40,101
6.60%, 12/01/2033	30,000	32,140
Union Pacific Corp.
3.95%, 09/10/2028	74,000	71,812
2.80%, 02/14/2032	90,000	77,291

		524,311

Health Care Equipment & Supplies-1.93%
Abbott Laboratories
3.75%, 11/30/2026	77,000	74,983
1.40%, 06/30/2030	120,000	99,036
Baxter International, Inc.
1.92%, 02/01/2027	40,000	36,397
2.54%, 02/01/2032(b)	50,000	41,009
Becton, Dickinson and Co.
3.70%, 06/06/2027	50,000	47,950
1.96%, 02/11/2031	80,000	65,131
Boston Scientific Corp.
3.45%, 03/01/2024	40,000	40,000
2.65%, 06/01/2030	90,000	78,706
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	30,000	26,126
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	68,000	66,479
2.60%, 11/15/2029	76,000	67,601
Edwards Lifesciences Corp., 4.30%, 06/15/2028	57,000	55,383
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	60,000	50,979
Stryker Corp.
3.50%, 03/15/2026	44,000	42,662
1.95%, 06/15/2030	50,000	41,858
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	60,000	58,723
2.60%, 11/24/2031	35,000	29,366

		922,389

Health Care Providers & Services-4.13%
Cardinal Health, Inc., 3.41%, 06/15/2027	194,000	184,010
Cencora, Inc.
3.45%, 12/15/2027	90,000	85,296
2.70%, 03/15/2031	90,000	76,929
Cigna Group (The)
4.38%, 10/15/2028	104,000	100,996
2.38%, 03/15/2031	100,000	83,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
CVS Health Corp.
4.30%, 03/25/2028	$150,000	$145,636
5.25%, 02/21/2033	130,000	128,723
Elevance Health, Inc.
3.65%, 12/01/2027	75,000	71,718
2.25%, 05/15/2030	100,000	84,944
HCA, Inc.
5.38%, 02/01/2025	70,000	69,766
3.50%, 09/01/2030	85,000	75,970
Humana, Inc.
1.35%, 02/03/2027	80,000	71,760
2.15%, 02/03/2032	85,000	67,421
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	43,000	42,155
2.95%, 12/01/2029	60,000	53,512
McKesson Corp., 1.30%, 08/15/2026(b)	230,000	210,012
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	29,461
2.95%, 06/30/2030	35,000	30,872
UnitedHealth Group, Inc.
3.75%, 07/15/2025	139,000	136,429
5.35%, 02/15/2033	155,000	158,201
Universal Health Services, Inc.
1.65%, 09/01/2026	40,000	36,379
2.65%, 10/15/2030	35,000	29,238

		1,972,946

Health Care REITs-0.51%
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	21,000	19,989
2.00%, 03/15/2031	20,000	15,690
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	17,851
3.38%, 02/01/2031	20,000	16,856
Ventas Realty L.P.
4.40%, 01/15/2029	44,000	42,187
2.50%, 09/01/2031	40,000	32,551
Welltower OP LLC
4.00%, 06/01/2025	46,000	45,179
3.10%, 01/15/2030	60,000	53,581

		243,884

Hotel & Resort REITs-0.13%
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	29,385
Series H, 3.38%, 12/15/2029	39,000	34,543

		63,928

Hotels, Restaurants & Leisure-1.39%
Booking Holdings, Inc.
3.60%, 06/01/2026	40,000	38,775
4.63%, 04/13/2030	40,000	39,319
Darden Restaurants, Inc.
3.85%, 05/01/2027	34,000	32,663
6.30%, 10/10/2033	30,000	31,360
Expedia Group, Inc., 3.80%, 02/15/2028	68,000	64,344
Hyatt Hotels Corp., 5.75%, 01/30/2027	40,000	40,523
Marriott International, Inc.
5.00%, 10/15/2027	45,000	44,835
Series FF, 4.63%, 06/15/2030	40,000	38,768

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
3.80%, 04/01/2028	$95,000	$91,358
3.60%, 07/01/2030	100,000	92,702
Starbucks Corp.
3.80%, 08/15/2025	76,000	74,442
2.55%, 11/15/2030	90,000	77,352

		666,441

Household Durables-0.90%
D.R. Horton, Inc., 1.40%, 10/15/2027	100,000	88,215
Leggett & Platt, Inc.
3.50%, 11/15/2027	10,000	9,343
4.40%, 03/15/2029	20,000	18,956
Lennar Corp., 4.75%, 11/29/2027	90,000	88,619
Mohawk Industries, Inc.
5.85%, 09/18/2028	30,000	30,663
3.63%, 05/15/2030(b)	45,000	41,056
NVR, Inc., 3.00%, 05/15/2030	60,000	52,889
Whirlpool Corp., 4.75%, 02/26/2029	104,000	101,625

		431,366

Household Products-1.42%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	50,000	51,900
Clorox Co. (The)
3.90%, 05/15/2028	35,000	33,728
4.60%, 05/01/2032	40,000	38,833
Colgate-Palmolive Co.
3.25%, 03/15/2024	65,000	64,958
4.80%, 03/02/2026	60,000	60,158
3.25%, 08/15/2032	70,000	62,871
Kimberly-Clark Corp.
1.05%, 09/15/2027	70,000	61,632
3.20%, 04/25/2029	47,000	43,694
Procter & Gamble Co. (The)
1.90%, 02/01/2027	140,000	129,761
3.00%, 03/25/2030	145,000	132,773

		680,308

Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The)
1.38%, 01/15/2026	55,000	50,836
2.45%, 01/15/2031	70,000	57,152
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	50,543

		158,531

Industrial Conglomerates-1.06%
3M Co.
2.88%, 10/15/2027	103,000	95,404
2.38%, 08/26/2029	95,000	82,555
General Electric Co., 6.75%, 03/15/2032	135,000	149,956
Honeywell International, Inc.
2.50%, 11/01/2026	103,000	97,115
1.75%, 09/01/2031	100,000	80,458

		505,488

Industrial REITs-0.18%
Prologis L.P.
2.13%, 04/15/2027	55,000	50,539
2.25%, 04/15/2030	42,000	36,044

		86,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Insurance-6.20%
Aflac, Inc., 3.60%, 04/01/2030	$130,000	$120,603
Allstate Corp. (The)
3.28%, 12/15/2026	76,000	72,485
1.45%, 12/15/2030	100,000	79,032
American International Group, Inc., 5.13%, 03/27/2033(b)	210,000	207,274
Aon Corp., 2.80%, 05/15/2030	40,000	34,800
Aon Global Ltd., 3.88%, 12/15/2025	40,000	39,022
Brighthouse Financial, Inc.
3.70%, 06/22/2027	77,000	72,644
5.63%, 05/15/2030(b)	50,000	49,802
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	20,807
2.38%, 03/15/2031	20,000	16,388
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	95,000	91,639
1.38%, 09/15/2030	95,000	76,956
CNA Financial Corp.
3.95%, 05/15/2024	57,000	56,801
3.90%, 05/01/2029	43,000	40,384
CNO Financial Group, Inc.
5.25%, 05/30/2025	40,000	39,785
5.25%, 05/30/2029	18,000	17,493
Fidelity National Financial, Inc., 3.40%, 06/15/2030	110,000	97,160
First American Financial Corp., 2.40%, 08/15/2031	80,000	62,793
Globe Life, Inc., 4.55%, 09/15/2028	46,000	44,918
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	134,000	119,875
Lincoln National Corp.
3.80%, 03/01/2028	76,000	72,353
3.40%, 01/15/2031(b)	80,000	70,055
Loews Corp.
3.75%, 04/01/2026	38,000	36,993
3.20%, 05/15/2030	40,000	36,148
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	74,000	73,959
4.38%, 03/15/2029	128,000	125,130
MetLife, Inc.
3.60%, 04/10/2024	109,000	108,777
4.55%, 03/23/2030	130,000	127,416
Old Republic International Corp., 3.88%, 08/26/2026	69,000	66,675
Primerica, Inc., 2.80%, 11/19/2031	60,000	49,859
Principal Financial Group, Inc., 3.70%, 05/15/2029	142,000	132,574
Progressive Corp. (The)
4.00%, 03/01/2029	75,000	72,209
3.00%, 03/15/2032	80,000	69,334
Prudential Financial, Inc.
1.50%, 03/10/2026	120,000	111,892
2.10%, 03/10/2030	160,000	137,019
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	99,000	93,481
Travelers Property Casualty Corp., 6.38%, 03/15/2033	145,000	161,011

	Principal Amount	Value
Insurance-(continued)
Willis North America, Inc.
3.60%, 05/15/2024	$32,000	$31,858
2.95%, 09/15/2029	30,000	26,715

		2,964,119

Interactive Media & Services-0.71%
Alphabet, Inc.
2.00%, 08/15/2026	177,000	166,362
1.10%, 08/15/2030(b)	215,000	174,146

		340,508

IT Services-0.98%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	42,515
DXC Technology Co., 2.38%, 09/15/2028	63,000	54,377
International Business Machines Corp.
3.00%, 05/15/2024	112,000	111,418
3.50%, 05/15/2029	140,000	130,899
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	60,000	54,808
3.15%, 10/15/2031	55,000	45,386
VeriSign, Inc.
5.25%, 04/01/2025	10,000	9,967
2.70%, 06/15/2031	20,000	16,636

		466,006

Leisure Products-0.25%
Brunswick Corp., 2.40%, 08/18/2031	80,000	63,028
Hasbro, Inc.
3.55%, 11/19/2026	30,000	28,493
3.90%, 11/19/2029	28,000	25,677

		117,198

Life Sciences Tools & Services-0.89%
Agilent Technologies, Inc., 2.30%, 03/12/2031	70,000	58,474
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	30,000	26,734
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,269
2.55%, 03/23/2031(b)	50,000	41,096
IQVIA, Inc., 6.25%, 02/01/2029	80,000	82,393
Revvity, Inc.
1.90%, 09/15/2028	50,000	43,196
3.30%, 09/15/2029	33,000	29,726
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	50,000	50,048
2.00%, 10/15/2031(b)	75,000	61,304

		423,240

Machinery-2.38%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	85,000	83,228
Caterpillar, Inc., 2.60%, 04/09/2030	95,000	84,523
Cummins, Inc., 1.50%, 09/01/2030	150,000	121,301
Flowserve Corp., 3.50%, 10/01/2030	65,000	57,179
Fortive Corp., 3.15%, 06/15/2026	48,000	45,845
IDEX Corp., 3.00%, 05/01/2030	40,000	34,931
Illinois Tool Works, Inc., 2.65%, 11/15/2026	123,000	116,951
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	30,264
5.70%, 08/14/2033	30,000	30,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.80%, 01/09/2026	$90,000	$89,806
2.80%, 07/18/2029	75,000	68,275
Nordson Corp., 5.80%, 09/15/2033	50,000	51,651
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	38,559
2.57%, 02/15/2030	40,000	34,915
Parker-Hannifin Corp.
3.25%, 03/01/2027	60,000	57,082
3.25%, 06/14/2029	37,000	34,045
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	35,000	33,766
2.30%, 03/15/2030	40,000	33,616
Wabtec Corp., 3.45%, 11/15/2026	50,000	47,562
Xylem, Inc.
3.25%, 11/01/2026	25,000	23,885
2.25%, 01/30/2031	25,000	21,014

		1,138,929

Marine Transportation-0.07%
Kirby Corp., 4.20%, 03/01/2028	33,000	31,556

Media-1.40%
Comcast Corp.
4.15%, 10/15/2028	142,000	137,810
1.50%, 02/15/2031	190,000	151,604
Fox Corp.
4.71%, 01/25/2029	35,000	34,171
6.50%, 10/13/2033	40,000	42,034
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/2028	40,000	39,234
4.75%, 03/30/2030	55,000	53,538
Omnicom Group, Inc., 2.60%, 08/01/2031	60,000	50,366
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	36,829
Paramount Global
2.90%, 01/15/2027	80,000	72,109
4.95%, 01/15/2031	60,000	52,711

		670,406

Metals & Mining-0.70%
Newmont Corp., 2.25%, 10/01/2030	120,000	100,426
Nucor Corp.
3.95%, 05/01/2028	49,000	47,422
3.13%, 04/01/2032	60,000	52,501
Reliance, Inc., 2.15%, 08/15/2030	75,000	62,287
Steel Dynamics, Inc., 3.45%, 04/15/2030	81,000	73,696

		336,332

Multi-Utilities-1.55%
Ameren Corp.
1.95%, 03/15/2027	60,000	54,876
3.50%, 01/15/2031	30,000	27,027
Arizona Public Service Co., 5.55%, 08/01/2033	40,000	40,162
CenterPoint Energy, Inc.
1.45%, 06/01/2026	60,000	55,301
2.65%, 06/01/2031	60,000	50,344
Consumers Energy Co.
4.90%, 02/15/2029	40,000	39,919
4.63%, 05/15/2033	50,000	48,343

	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	$75,000	$67,493
DTE Electric Co., Series C, 2.63%, 03/01/2031	50,000	42,985
DTE Energy Co., Series F, 1.05%, 06/01/2025	60,000	56,835
NiSource, Inc.
0.95%, 08/15/2025	30,000	28,155
3.60%, 05/01/2030	60,000	54,948
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	40,000	39,658
2.45%, 11/15/2031	55,000	44,804
Sempra, 3.40%, 02/01/2028	51,000	47,987
WEC Energy Group, Inc., 4.75%, 01/09/2026	40,000	39,629

		738,466

Office REITs-0.44%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	27,352
2.00%, 05/18/2032	40,000	30,951
Boston Properties L.P.
3.65%, 02/01/2026	60,000	57,721
3.25%, 01/30/2031	55,000	46,386
Kilroy Realty L.P., 3.05%, 02/15/2030	58,000	48,675

		211,085

Oil, Gas & Consumable Fuels-5.46%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	55,000	54,774
3.70%, 11/15/2029(b)	25,000	23,069
Chevron Corp.
2.95%, 05/16/2026	157,000	150,867
2.24%, 05/11/2030	175,000	151,452
ConocoPhillips Co., 6.95%, 04/15/2029	150,000	164,460
Devon Energy Corp., 7.88%, 09/30/2031	70,000	79,552
Diamondback Energy, Inc.
3.25%, 12/01/2026	40,000	38,253
3.50%, 12/01/2029	25,000	22,966
EOG Resources, Inc.
4.15%, 01/15/2026	60,000	59,109
4.38%, 04/15/2030	80,000	77,689
EQT Corp.
3.90%, 10/01/2027	40,000	37,881
7.00%, 02/01/2030	30,000	31,793
Exxon Mobil Corp.
3.04%, 03/01/2026	211,000	203,640
2.61%, 10/15/2030(b)	235,000	206,217
Hess Corp.
4.30%, 04/01/2027	30,000	29,280
7.30%, 08/15/2031	30,000	33,763
HF Sinclair Corp., 5.88%, 04/01/2026	90,000	90,314
Kinder Morgan, Inc.
4.30%, 03/01/2028	65,000	63,081
5.20%, 06/01/2033	60,000	58,437
Marathon Oil Corp.
4.40%, 07/15/2027(b)	28,000	27,213
6.80%, 03/15/2032	35,000	37,387
Marathon Petroleum Corp., 4.70%, 05/01/2025	160,000	158,531
ONEOK, Inc.
4.55%, 07/15/2028	61,000	59,632
3.10%, 03/15/2030	50,000	44,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Ovintiv, Inc.
5.65%, 05/15/2028	$40,000	$40,379
7.38%, 11/01/2031	30,000	32,711
Phillips 66
3.90%, 03/15/2028	114,000	109,866
2.15%, 12/15/2030	100,000	83,115
Pioneer Natural Resources Co.
1.13%, 01/15/2026	35,000	32,504
1.90%, 08/15/2030	60,000	50,007
Targa Resources Corp., 5.20%, 07/01/2027	30,000	29,866
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	40,000	39,652
Valero Energy Corp., 2.15%, 09/15/2027	190,000	172,286
Williams Cos., Inc. (The)
3.75%, 06/15/2027	55,000	52,658
2.60%, 03/15/2031	75,000	63,264

		2,610,055

Passenger Airlines-0.19%
Southwest Airlines Co.
5.13%, 06/15/2027	40,000	39,855
2.63%, 02/10/2030	60,000	51,940

		91,795

Personal Care Products-0.22%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	70,000	68,251
2.38%, 12/01/2029	43,000	37,634

		105,885

Pharmaceuticals-2.77%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	90,000	89,059
3.40%, 07/26/2029	89,000	83,016
Eli Lilly and Co.
2.75%, 06/01/2025	65,000	63,256
3.38%, 03/15/2029	96,000	90,510
Johnson & Johnson
2.45%, 03/01/2026	158,000	151,229
1.30%, 09/01/2030	200,000	163,799
Merck & Co., Inc.
2.75%, 02/10/2025	109,000	106,525
3.40%, 03/07/2029	115,000	108,026
Pfizer, Inc.
3.00%, 12/15/2026	153,000	145,979
3.45%, 03/15/2029	135,000	126,979
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	28,099
2.20%, 09/02/2030	40,000	32,943
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	31,859
Viatris, Inc., 2.70%, 06/22/2030	50,000	42,130
Zoetis, Inc.
3.00%, 09/12/2027	30,000	28,067
2.00%, 05/15/2030	40,000	33,585

		1,325,061

	Principal Amount	Value
Professional Services-0.79%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	$41,000	$40,078
1.25%, 09/01/2030	100,000	81,142
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	23,907
2.60%, 05/01/2031	30,000	25,149
Concentrix Corp.
6.60%, 08/02/2028	30,000	30,188
6.85%, 08/02/2033	30,000	29,359
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,599
2.35%, 09/15/2031	50,000	40,836
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	50,000	51,639
Verisk Analytics, Inc.
4.00%, 06/15/2025	20,000	19,653
4.13%, 03/15/2029	20,000	19,218

		378,768

Real Estate Management & Development-0.24%
CBRE Services, Inc.
4.88%, 03/01/2026	40,000	39,569
2.50%, 04/01/2031	50,000	41,175
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	30,000	31,715

		112,459

Residential REITs-1.17%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	28,000	26,915
3.63%, 04/15/2032	30,000	26,193
AvalonBay Communities, Inc.
3.45%, 06/01/2025	30,000	29,344
2.30%, 03/01/2030	35,000	30,106
Camden Property Trust
5.85%, 11/03/2026	30,000	30,648
2.80%, 05/15/2030	30,000	26,391
ERP Operating L.P.
2.85%, 11/01/2026	38,000	35,881
2.50%, 02/15/2030	40,000	34,802
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	39,105
3.00%, 01/15/2030	30,000	26,346
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	30,000	26,264
2.00%, 08/15/2031	65,000	50,806
Mid-America Apartments L.P.
3.60%, 06/01/2027	30,000	28,679
3.95%, 03/15/2029	50,000	47,729
Sun Communities Operating L.P., 2.70%, 07/15/2031	55,000	44,890
UDR, Inc., 3.20%, 01/15/2030	60,000	53,723

		557,822

Retail REITs-0.84%
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	23,548
4.13%, 05/15/2029	20,000	18,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Retail REITs-(continued)
Kimco Realty OP LLC
2.80%, 10/01/2026	$30,000	$28,138
4.60%, 02/01/2033	30,000	28,141
NNN REIT, Inc., 5.60%, 10/15/2033	40,000	39,918
Realty Income Corp.
4.13%, 10/15/2026	30,000	29,217
3.25%, 01/15/2031	40,000	35,466
Regency Centers L.P.
3.60%, 02/01/2027	22,000	21,025
3.70%, 06/15/2030	40,000	36,489
Simon Property Group L.P.
2.00%, 09/13/2024	76,000	74,432
2.45%, 09/13/2029	76,000	66,329

		401,418

Semiconductors & Semiconductor Equipment-3.19%
Analog Devices, Inc., 3.50%, 12/05/2026	100,000	96,615
Applied Materials, Inc.
3.30%, 04/01/2027	65,000	62,236
1.75%, 06/01/2030	70,000	58,414
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	103,000	99,563
Broadcom, Inc., 2.45%, 02/15/2031(c)	120,000	100,282
Intel Corp.
3.70%, 07/29/2025	145,000	142,093
2.45%, 11/15/2029	152,000	133,268
KLA Corp.
4.65%, 11/01/2024	43,000	42,695
4.65%, 07/15/2032	50,000	48,767
Lam Research Corp.
3.75%, 03/15/2026	35,000	34,158
4.00%, 03/15/2029	43,000	41,531
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	18,565
2.95%, 04/15/2031	20,000	17,151
Micron Technology, Inc.
4.19%, 02/15/2027	71,000	69,046
4.66%, 02/15/2030	70,000	67,760
NVIDIA Corp.
3.20%, 09/16/2026	62,000	59,786
2.85%, 04/01/2030	47,000	42,352
QUALCOMM, Inc.
3.25%, 05/20/2027	88,000	83,939
1.65%, 05/20/2032	95,000	74,193
Texas Instruments, Inc.
1.38%, 03/12/2025	95,000	91,417
2.25%, 09/04/2029	96,000	84,785
Xilinx, Inc.
2.95%, 06/01/2024	30,000	29,793
2.38%, 06/01/2030	30,000	25,991

		1,524,400

Software-2.22%
Adobe, Inc.
3.25%, 02/01/2025	63,000	61,854
2.30%, 02/01/2030	60,000	52,429
Autodesk, Inc.
3.50%, 06/15/2027	23,000	22,021
2.85%, 01/15/2030	30,000	26,659

	Principal Amount	Value
Software-(continued)
Fortinet, Inc.
1.00%, 03/15/2026	$16,000	$14,686
2.20%, 03/15/2031	16,000	13,251
Intuit, Inc.
0.95%, 07/15/2025	60,000	56,637
5.20%, 09/15/2033	30,000	30,322
Microsoft Corp., 3.30%, 02/06/2027(b)	395,000	381,684
Oracle Corp.
2.50%, 04/01/2025	85,000	82,316
2.88%, 03/25/2031	120,000	103,532
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	28,118
1.75%, 02/15/2031	30,000	24,005
Salesforce, Inc.
3.70%, 04/11/2028	42,000	40,511
1.95%, 07/15/2031	50,000	40,965
ServiceNow, Inc., 1.40%, 09/01/2030	55,000	44,138
Workday, Inc.
3.50%, 04/01/2027	20,000	19,064
3.80%, 04/01/2032	20,000	18,084

		1,060,276

Specialized REITs-1.23%
American Tower Corp.
3.38%, 10/15/2026	70,000	66,800
3.80%, 08/15/2029	63,000	58,353
Crown Castle, Inc.
3.65%, 09/01/2027	56,000	52,905
2.25%, 01/15/2031	80,000	65,420
EPR Properties, 3.75%, 08/15/2029	40,000	34,945
Equinix, Inc.
2.63%, 11/18/2024	40,000	39,115
3.20%, 11/18/2029	40,000	35,960
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,438
2.35%, 03/15/2032	35,000	27,787
Public Storage Operating Co.
1.85%, 05/01/2028	40,000	35,367
2.30%, 05/01/2031	60,000	50,497
Weyerhaeuser Co., 7.38%, 03/15/2032	80,000	90,400

		587,987

Specialty Retail-2.87%
AutoNation, Inc., 3.85%, 03/01/2032(b)	110,000	96,106
AutoZone, Inc.
3.75%, 06/01/2027	50,000	48,050
4.00%, 04/15/2030	35,000	32,968
Best Buy Co., Inc.
4.45%, 10/01/2028	50,000	49,026
1.95%, 10/01/2030	60,000	49,360
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	51,351
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	61,000	61,687
5.30%, 10/01/2029	65,000	65,185
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	70,000	58,700
Home Depot, Inc. (The)
3.00%, 04/01/2026	140,000	134,882
2.95%, 06/15/2029	173,000	158,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Leidos, Inc.
3.63%, 05/15/2025	$30,000	$29,317
2.30%, 02/15/2031	30,000	24,607
Lowe’s Cos., Inc.
2.50%, 04/15/2026	109,000	103,504
2.63%, 04/01/2031	110,000	93,744
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	29,000	27,639
4.70%, 06/15/2032	30,000	29,039
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,649
1.88%, 04/15/2031	40,000	32,519
TJX Cos., Inc. (The)
2.25%, 09/15/2026	70,000	65,800
1.60%, 05/15/2031	70,000	56,522
Tractor Supply Co., 1.75%, 11/01/2030	85,000	68,410

		1,373,092

Technology Hardware, Storage & Peripherals-1.59%
Apple, Inc.
3.25%, 02/23/2026	245,000	237,817
1.65%, 02/08/2031(b)	270,000	222,278
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	118,000	117,238
HP, Inc.
3.00%, 06/17/2027	65,000	60,734
4.20%, 04/15/2032	80,000	73,878
NetApp, Inc.
1.88%, 06/22/2025	25,000	23,879
2.70%, 06/22/2030	30,000	25,769

		761,593

Textiles, Apparel & Luxury Goods-0.74%
NIKE, Inc.
2.40%, 03/27/2025	75,000	72,940
2.85%, 03/27/2030	80,000	72,071
Ralph Lauren Corp., 2.95%, 06/15/2030	50,000	44,501
Tapestry, Inc.
7.35%, 11/27/2028	30,000	31,403
7.85%, 11/27/2033	30,000	32,473
VF Corp.
2.40%, 04/23/2025	65,000	62,327
2.95%, 04/23/2030	45,000	37,125

		352,840

Tobacco-0.93%
Altria Group, Inc.
4.80%, 02/14/2029	100,000	98,246
2.45%, 02/04/2032	150,000	120,197

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
5.13%, 11/17/2027	$115,000	$115,243
5.75%, 11/17/2032	110,000	112,250

		445,936

Trading Companies & Distributors-0.13%
WW Grainger, Inc., 1.85%, 02/15/2025	62,000	59,950

Water Utilities-0.24%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	31,373
4.45%, 06/01/2032	40,000	38,289
Essential Utilities, Inc., 2.70%, 04/15/2030	50,000	43,062

		112,724

Wireless Telecommunication Services-0.37%
T-Mobile USA, Inc.
3.75%, 04/15/2027	95,000	91,093
3.88%, 04/15/2030	90,000	83,587

		174,680

Total U.S. Dollar Denominated Bonds & Notes (Cost $49,440,353)		47,465,389

	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $108,315)	108,315	108,315

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $49,548,668)		47,573,704

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.31%
Invesco Private Government Fund, 5.29%(d)(e)(f)	978,129	978,129
Invesco Private Prime Fund, 5.49%(d)(e)(f)	2,513,933	2,515,190

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,493,669)		3,493,319

TOTAL INVESTMENTS IN SECURITIES-106.88% (Cost $53,042,337)		51,067,023
OTHER ASSETS LESS LIABILITIES-(6.88)%		(3,287,630)

NET ASSETS-100.00%		$47,779,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$87,574	$1,363,305	$(1,342,564)	$-	$-	$108,315	$2,358

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	757,492	4,364,730	(4,144,093)	-	-	978,129	18,710	*

Invesco Private Prime Fund	1,947,839	8,780,027	(8,213,263)	(296)	883	2,515,190	50,190	*

Total	$2,792,905	$14,508,062	$(13,699,920)	$(296)	$883	$3,601,634	$71,258

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	21.05

Health Care	11.50

Information Technology	10.64

Industrials	10.54

Consumer Staples	9.33

Consumer Discretionary	8.27

Utilities	6.83

Energy	6.05

Real Estate	5.23

Communication Services	5.02

Materials	4.88

Money Market Funds Plus Other Assets Less Liabilities	0.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco National AMT-Free Municipal Bond ETF (PZA)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.82%
Alabama-0.61%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,280,935
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,249,845
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	170	174,507
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	500	501,081
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	500	526,612
Birmingham (City of)& Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,076,583
Mobile(City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,552,374
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,102,312

				16,464,249

Arizona-1.71%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	65,131
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,593,877
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	949,705
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,870,058
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	750	746,260
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	2,000	2,004,595
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,547,536
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,518,651
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	983,856
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	4,250	3,136,156
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,427,001
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,009,156
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,023,242
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,242,235
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,233,433
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	750	823,615
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,435,844
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,000	1,133,886
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,131,145
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	1,000	1,110,167
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,000	2,238,420
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,988,009

				46,211,978

Arkansas-0.20%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,453,722

California-16.78%
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	1,000,442
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,898,109
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,510,088
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,219,185
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,049,458
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,034,999
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,200	2,241,383
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	160	160,226
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,113,028
California (State of), Series 2018, GO Bonds	5.00%	10/01/2039	1,000	1,034,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	$155	$145,502
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,503,886
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	178,266
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	200	176,941
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,320,008
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,076,940
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,380	1,437,885
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,975,133
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,100,556
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,015,999
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,015,999
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2038	1,000	1,052,189
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,000	1,037,838
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	1,250	1,409,815
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	500	519,795
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,168,039
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,500	1,700,860
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,025	1,170,891
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,000	1,137,775
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,000	1,157,298
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,200	1,250,880
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,766,192
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	10,000	11,493,332
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	48,820
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	6,180,221
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,884,702
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	345	327,952
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A,Ref. RB	4.00%	03/01/2039	160	160,356
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	400	409,337
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	171,730
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	100	95,350
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,200	3,160,438
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,568,858
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	360	349,458
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,023,195
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,325,682
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2038	2,000	2,025,835
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,570,305
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	4,157,616
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014 A, RB	5.00%	08/15/2043	1,745	1,751,238
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	831,243
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,648,212
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,100	1,104,381
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	145	109,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	$3,000	$3,057,338
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,268,503
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	175	175,190
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,212,651
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	498,191
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	320	315,623
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,081,028
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2042	750	789,427
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,000	1,072,819
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,000	969,157
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,838,110
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,753,729
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,540,036
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,005,436
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,267,559
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,243,492
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,811,431
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	07/01/2039	1,000	1,034,554
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	998,769
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	215	215,545
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,055,117
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,509,818
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	25	24,037
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	751,091
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,125,424
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	95	94,404
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	467,077
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	100	96,398
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,651,422
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,403,883
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,416,179
California State University, Series 2023 A, RB	5.25%	11/01/2048	100	115,969
California State University, Series 2023 A, RB	5.25%	11/01/2053	140	160,728
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	125	124,668
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	115	116,580
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,519,682
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,530,042
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	100	100,000
East Bay Municipal Utility District, Series 2015 B, RB	4.00%	06/01/2045	1,010	1,010,356
East Bay Municipal Utility District, Series 2019 A, RB	5.00%	06/01/2044	735	801,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
El Rancho Unified School District, Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	$1,500	$1,785,891
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	95	84,430
Elk Grove Unified School District, Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	110	112,981
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	1,000	992,307
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB(c)	3.95%	01/15/2053	3,000	2,782,679
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	500	500,150
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2042	30	30,027
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,500	1,495,318
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,001,827
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,274,605
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	600	679,767
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,100	1,088,844
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	750	781,858
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	10,068,371
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,988,833
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,023,356
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,088,049
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	996,924
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	750	764,507
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	400	407,566
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,588,619
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	5,085,393
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,405,952
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	5,000	5,043,431
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	800	802,460
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2044	1,100	1,103,240
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	200,589
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,130,252
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,100	1,143,364
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	365	393,680
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	86,573
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,569,164
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,106,962
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,128,359
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,455,669
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,241,023
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,000	1,112,803
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	559,416
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	10	10,868
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,271,357
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	750	755,803
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,433,949
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2016 A, Ref. RB	4.00%	10/01/2042	290	290,984
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	800	726,958
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,829,498
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,038,561
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,032,992
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,022,033
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	19,853
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,650,577
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	4,970,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	$5,635	$5,717,927
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,951,202
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,097,893
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,095,224
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	100	99,256
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	993,688
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,006,988
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	515	521,371
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,951,973
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	270	294,212
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	175	176,028
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	3,000,101
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,847,918
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,536,638
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,864,435
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	500	573,113
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	20,034
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,290,958
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	1,000	1,007,284
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	200	200,215
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	55	55,059
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,545,340
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,139,688
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,133,525
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	1,011,500
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,553,076
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,000	883,163
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	53,472
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,100	1,155,762
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,558,795
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,479,809
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,314,671
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	800	801,022
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,642,589
Sacramento Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,169,782
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	43,143
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,000	1,099,548
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,115	1,265,150
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	965,638
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,821,364
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,009,832
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,349,321
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,343,551
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	2,000	2,258,123
San Francisco (City & County of), CA Airport Commission, Series 2023, Ref. RB	5.25%	05/01/2048	2,750	3,123,108
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,685,500
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,002,013
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	355	351,248
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,000	1,007,643
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	535	535,986
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	998,055
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	1,059,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	$205	$172,485
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,093,561
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,697,155
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,358,632
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,557,762
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,000	1,130,047
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	10	10,059
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,235,239
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	750	776,947
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,500	1,493,942
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	150	143,651
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,000	1,116,538
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,012,452
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,000	1,133,340
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,057,329
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,020,492
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,810,620
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,100	1,183,135
University of California, Series 2018 O, Ref. RB	5.50%	05/15/2058	750	808,803
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	991,144
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,500	4,977,130
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,000	2,321,752
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,000	2,312,108
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,000	2,299,198
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	825	840,037
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	275	274,581
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,610,917
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	741,326
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,000	983,045
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	197,862
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	575	575,683
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.), Series 2014, RB	5.00%	06/01/2044	1,085	1,087,181

				454,046,419

Colorado-2.54%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,059,850
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,500	4,365,502
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	14,145,852
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	9,000	6,810,674
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,637,603
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	900	954,079
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	686,950
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	676,970
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,020,903
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	764,987
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	972,657
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,204,838
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,324,999
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,018,918
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,121,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	$700	$777,423
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,739,399
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,247,674
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	750	743,652
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,818,701
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	5,000	5,624,289
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,989,071

				68,706,338

Connecticut-0.56%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	1,000	1,075,210
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,280,008
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	891,926
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	884,781
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	800	827,543
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	600	616,003
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,109,098
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,243,990
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	750	771,042
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	279,086
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	300	343,383
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	750	869,313
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	750	846,518
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	687,358
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,542,411

				15,267,670

Delaware-0.09%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	500	489,444
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,000	962,577
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	1,000	1,010,435

				2,462,456

District of Columbia-1.15%
District of Columbia, Series 2015 A, GO Bonds	4.00%	06/01/2040	500	490,535
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	1,000	1,028,508
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,148,201
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	3,800	4,014,428
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	48,118
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	100	101,930
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,100	1,101,772
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	754,523
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	500	498,907
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,196,067
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,082,343
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,090,288
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,000	1,134,385
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,000	1,129,460
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,010	1,136,159
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	15	16,161
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	15	14,896
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	1,600	1,532,926
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,575,575
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2049	1,000	940,582
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	5,555	4,254,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	$2,500	$2,691,190
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	127,340
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	218,395
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	110,956
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	166,863
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	199,422
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,125	1,110,454
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,125	1,220,093
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series 2023 A, RB	4.13%	07/15/2047	1,000	1,000,121

				31,134,717

Florida-4.40%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,300	1,210,854
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	300	304,158
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2014, Ref. RB(c)(d)	5.00%	04/01/2024	10	10,007
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	330	329,990
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	969,251
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	260	259,645
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,000	1,047,552
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	500	513,671
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,181,380
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,045,183
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,804,161
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2046	100	82,008
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	25	27,300
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,402,425
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	4,000	4,597,905
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	2,000	2,283,340
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2048	1,500	1,724,214
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2053	800	913,336
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	251,124
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,144,100
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,114,162
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,355,743
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	70	63,531
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	165	155,638
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,836,272
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,000	3,350,255
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,000	1,122,382
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,056,947
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2045	500	503,146
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	500	487,037
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,201,404
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,109,155
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2040	3,515	3,561,505
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,009,635
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,901,395
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,096,707
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,838,252
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,002,057
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	45	45,100
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	30	29,576
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,155	1,158,362
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	4,137,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	$50	$49,351
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,000	1,004,384
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	154,557
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	148,355
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	203,698
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	202,319
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	202,255
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	175,948
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	530	526,165
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	244,833
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	289,697
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	50	38,459
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	1,000	1,006,680
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	15	16,150
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2040	125	126,070
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	30	31,183
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,064,736
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,016,688
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,283,513
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,529,458
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	826,144
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,000	993,687
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	300	321,960
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	700	728,601
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	959,527
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	1,000	940,378
St. Lucie County School Board, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2048	4,855	5,263,104
St. Lucie County School Board, Series 2023 A, COP, (INS - AGM)(a)	5.25%	07/01/2053	5,000	5,496,457
St. Petersburg (City of), FL, Series 2016 B, Ref. RB	3.00%	10/01/2039	25	22,076
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	280	279,763
Tampa (City of)& Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	800	782,348
Tampa (City of)& Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,085,374
Tampa (City of)& Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,158,433
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,780,261
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,645,566
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,086,727
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,405,935
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,399,475
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	1,400	1,560,766
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,634,674
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,010	2,120,718

				119,044,228

Georgia-2.05%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	2,800	2,842,395
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,194,231
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	1,000	1,149,254
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,147,540
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,140,457
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,134,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	$1,000	$1,130,442
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2040	300	306,533
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGM)(a)	3.50%	10/01/2042	100	91,277
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,385,205
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	886,626
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	943,190
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,000	1,127,729
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,000	1,123,171
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	945,912
Gainesville (City of)& Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,106,499
Gainesville (City of)& Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	653,210
Gainesville (City of)& Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	763,429
Gainesville (City of)& Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,804,268
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	979,545
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	750	776,685
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,368,702
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,624,364
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,997,148
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,078,716
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,196,789
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	996,958
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,410	1,381,766
Glynn (County of)& Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,010,118
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	820,683
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,500	1,608,774
Metropolitan Atlanta Rapid Transit Authority, Series 2015 B, RB	5.00%	07/01/2045	20	20,566
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	3.25%	07/01/2039	300	276,909
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	500	488,417

				55,502,457

Guam-0.04%
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	1,200	1,217,005

Hawaii-0.19%
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	500	523,598
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,600,005
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	3,017,422

				5,141,025

Idaho-0.07%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,765	1,943,511

Illinois-4.45%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,603,435
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,697,204
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,050,686
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,556,422
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,096,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	$1,000	$1,100,276
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,637,932
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2039	250	280,224
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2039	250	273,656
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	200	217,709
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	239,619
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	264,653
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	4.13%	01/01/2040	170	170,219
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,258,662
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,019,564
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,000	1,053,088
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,375	6,230,435
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,097,461
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	1,000	1,105,591
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	20	20,235
Chicago (City of), IL Transit Authority, Series 2014, RB	5.00%	12/01/2044	5,000	5,009,688
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	5,560	5,582,025
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,022,140
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	600	618,244
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	837,319
Cook County Community College District No. 508 (City Colleges of Chicago), Series 2013, GO Bonds(c)(d)	5.25%	04/23/2024	500	501,235
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	2,500	1,875,872
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	1,000	1,000,377
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,000,786
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,658,303
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,000	1,055,282
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,000	2,232,515
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,643,689
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	250	277,253
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	250	275,755
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	274,477
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	218,817
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,000	1,096,915
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,021,003
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,275,087
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,356,971
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,349,857
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	765,321
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,334,724
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	974,658
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB(c)	5.00%	07/15/2042	1,000	1,041,259
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB(c)	4.00%	07/15/2047	1,600	1,551,039
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	160	161,891
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	2,893,920
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	4,160,291
Illinois (State of) Finance Authority (Presence Health Network), Series 2016, RB	4.00%	02/15/2041	1,550	1,511,986
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	860	870,343
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,000	3,333,676
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	250	248,255
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	115	122,828
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,344,318
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,257,077
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,053,259
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	1,000	988,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	$1,000	$949,838
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	130	130,070
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,264,138
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,416,590
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	2,698,343
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,000	1,086,108
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,500	1,674,905
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,500	1,696,264
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,000	1,103,612
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,000	2,228,211
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2039	1,000	1,162,632
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	10	9,977
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,422,037
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	2,014,520
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGM)(a)	4.50%	06/01/2063	750	753,626
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	15	15,002
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,018,094

				120,414,343

Indiana-0.95%
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	1,000	1,127,401
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	2,000	2,262,835
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	2,000	2,261,103
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,000	925,271
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,621,268
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	952,416
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,070,772
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,295,232
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,820,559
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,275,443

				25,612,300

Iowa-0.27%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	2,000	1,982,957
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,900	3,065,923
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB	5.00%	12/01/2050	1,700	1,790,906
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	500	517,303

				7,357,089

Kansas-0.20%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,500	1,641,556
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,343,422
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,013,880
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,516,487

				5,515,345

Kentucky-0.25%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,000	1,027,296
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,000	1,041,479
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	470	470,069
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	07/01/2040	810	813,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(contlnued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	$1,000	$1,001,189
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,020,317
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	155	147,510
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,080,231
Louisville (City of)& Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	190	163,965
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	5	4,981

				6,770,141

Loulsiana-0.83%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,022,228
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,859,293
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,572,754
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,387,974
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	1,000	1,017,645
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,500	4,996,631
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	1,215	925,184
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	235	219,588
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,088,491
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,070,267
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,186,787

				22,346,842

Maine-0.26%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	330	336,036
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	2,000	1,968,800
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,326,487
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	297,994

				6,929,317

Maryland-0.93%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	994,372
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	485,232
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,748,404
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	639,875
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	935,965
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2017, RB	4.00%	07/01/2048	1,000	951,190
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	5.00%	07/01/2047	1,000	1,008,073
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2015, Ref. RB	5.00%	08/15/2042	1,000	1,006,210
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,044,584
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,118,606
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	1,000	1,052,724
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,000	989,506
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	300	297,375
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,092,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(contlnued)
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	$1,000	$1,080,063
Montgomery (County of), MD (Trinity Health Credit Group), Series 2015, RB	5.00%	12/01/2044	1,650	1,667,676

				25,112,627

Massachusetts-4.61%
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2040	1,000	1,020,788
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,100	1,099,779
Massachusetts (Commonwealth of), Series 2015, GO Bonds(c)(d)	4.00%	04/19/2024	130	130,070
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds(c)(d)	5.00%	04/19/2024	125	125,245
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	800	786,090
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	55	47,899
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,000	985,572
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,889,001
Massachusetts (Commonwealth of), Series 2016, GO Bonds	4.00%	09/01/2042	1,725	1,724,653
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,392,285
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,257,739
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	3.50%	02/01/2040	500	471,732
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,423,478
Massachusetts (Commonwealth of), Series 2017, GO Bonds	3.25%	02/01/2039	275	256,203
Massachusetts (Commonwealth of), Series 2017, GO Bonds	4.00%	02/01/2044	250	249,081
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	10	10,749
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,805,805
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,253,266
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	120	128,032
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,703,072
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,730,690
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,077,602
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	750	832,948
Massachusetts (Commonwealth of), Series 2021, GO Bonds	5.00%	09/01/2051	1,000	1,071,568
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	1,025,798
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,320	18,860,902
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,000	1,090,491
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,100	1,198,167
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,000	2,193,653
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	2,500	2,723,627
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,338,583
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,047,629
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	460	466,891
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,833,843
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	1,000	983,805
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	200	217,127
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	165	165,587
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	991,515
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	280	311,607
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,000	1,087,941
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	130	130,046
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bonds), Series 2023, Ref. RB	5.25%	07/01/2052	1,500	1,619,178
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	145	143,316
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,603,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	$2,665	$2,749,108
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,045,197
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	120	104,754
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,500	1,678,920
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	240	235,358
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,000	1,008,745
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,040,542
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,698,116
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,457,406
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	145	145,009
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,158,268
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	100	99,654
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,000	1,061,526
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,285,737
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,344,166

				124,618,652

Michigan-1.85%
Lansing (City of), Ml Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	25	26,673
Lansing (City of), Ml Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	750	802,759
Lansing (City of), Ml Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,000	1,101,436
Lansing (City of), Ml Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,086,069
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	1,500	1,559,555
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,300	1,309,310
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	300	308,314
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,000	1,017,976
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,071,451
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	114,821
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,000	1,166,180
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	640	714,440
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,100	1,265,003
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	800	812,937
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2050	600	607,566
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	750	776,074
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,089,872
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	970,776
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	750	750,471
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	150	159,157
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,000	1,014,456
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	164,337
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,024,692
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	835	782,145
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,000	912,140
Michigan (State of) Finance Authority (Local Government Loan Program), Series 2014, RB	5.00%	07/01/2039	300	300,595
Michigan (State of) Finance Authority (Local Government Loan Program), Series 2014, RB	5.00%	07/01/2044	500	500,646
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	5.00%	02/15/2039	390	411,653
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,000	969,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	$115	$108,904
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	1,000	1,019,700
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	1,500	1,557,494
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,490	1,488,656
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	540	525,995
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	1,885,323
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	540	515,924
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,400,085
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,070,955
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,142,629
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,335,916
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	265,459
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	193,971
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,476,411
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	1,005	1,061,074
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,654,686
Wayne (County of), Ml Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	1,015,161
Wayne (County of), Ml Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	509,916
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,200	1,159,391

				50,179,013

Minnesota-0.32%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,223,038
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,027,373
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,064,901
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,022,817
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,041,987
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,526
Minneapolis (City of), MN, Series 2021, RB	4.00%	11/15/2038	155	156,985
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	101,166
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	923,820
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,000	1,046,596
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,396

				8,634,605

Mississippi-0.04%
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2041	90	89,822
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,014,101

				1,103,923

Missouri-0.87%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,042,605
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	220,841
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	250	247,153
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,199,335
Metropolitan St. Louis Sewer District, Series 2016 C, RB(d)	5.00%	05/01/2046	1,000	1,038,462
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	777,779
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	520	510,065
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,879,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	$1,910	$1,872,527
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	480	464,615
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	140	139,170
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,500	1,434,623
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	537,105
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	4,818,220
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,750,734
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	19,949
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	105	105,088
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,438,807
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	40	40,833

				23,537,172

Montana-0.09%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,372,499

Nebraska-0.55%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,408,057
Douglas County Hospital Authority No. 2 (Nebraska Medicine), Series 2016, Ref. RB	3.00%	05/15/2039	80	70,058
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	750	734,456
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	150	151,249
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	633,300
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	700	755,368
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,833,346
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,364,455
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	2,000	2,234,806
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	2,000	2,207,330
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,207,329
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	473,292
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	942,963

				15,016,009

Nevada-0.42%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,317
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,160,626
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	475	482,101
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	1,400	1,462,906
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,087,972
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,000	1,056,393
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,000	1,883,879
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	900	974,623
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	625	630,978
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,000	1,028,452
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	75	76,712
Las Vegas Valley Water District, Series 2019 A, Ref. GO Bonds	5.00%	06/01/2039	300	325,899
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	992,335
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	5	5,295

				11,269,488

New Hampshire-0.12%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	966,621
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	300	329,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	$2,210	$1,789,908
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	200	152,489

				3,238,232

New Jersey-3.08%
New Brunswick Parking Authority, Series 2016 A, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2039	185	190,758
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,474,297
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,663,014
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	500	494,211
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	500	480,830
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	750	786,762
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,552,815
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	825,272
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	743,888
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,582,392
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,000	902,527
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	500	385,180
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	169,421
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	598,390
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,000	1,029,751
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	750	772,251
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,400	1,432,283
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	300	296,160
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	755,542
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,018,464
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	935	934,973
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	715	715,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2041	1,000	1,016,338
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.25%	06/15/2039	500	466,948
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,115	1,104,074
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,566,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	500	441,084
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,300	1,250,158
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,020,513
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,097,705
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,013,152
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,091,208
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,200	2,160,071
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,066,239
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	765,884
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	2,300	2,211,818
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,053,163
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	160	162,503
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	250	250,479
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,280	1,246,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	$1,000	$1,023,140
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	1,014,830
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,260,411
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	1,001,814
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	375	413,848
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	500	557,788
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	545,317
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	200	220,224
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	300	322,595
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	1,000	1,135,539
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,000	1,132,767
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	600	636,494
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	5,104,969
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,418,065
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,683,942
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,562,452
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	6,014,185
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,869,372
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,911,589
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,596,951

				83,216,191

New Mexico-0.04%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,000	965,380

New York-21.97%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,000	2,211,990
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,367,266
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,582,902
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,864,784
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,001,378
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,000	1,011,847
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	50	48,024
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,557,240
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	837,601
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	270	278,640
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,205,132
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	1,075	1,065,443
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	2,500	2,460,092
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,350	1,356,348
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	100	103,766
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,360,886
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	600	623,137
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	2,500	2,761,275
Metropolitan Transportation Authority, Series 2012 C, RB	4.25%	11/15/2042	95	94,999
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	145	142,935
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	75	73,815
Metropolitan Transportation Authority, Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,038,052
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,200	2,158,951
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	80	77,160
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - AGM)(a)	4.00%	11/15/2047	370	361,444
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	325	326,905
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	1,050	1,056,427
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,000	1,010,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(contlnued)
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2045	$200	$201,464
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,000	988,078
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	986,213
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,062,901
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,343,347
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	769,327
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	75	75,325
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,650,270
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,763,887
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2041	500	500,793
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,879,702
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	1,029,686
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,357,026
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,000	978,631
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,408,780
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	65	65,792
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	480	480,724
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	1,944,534
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	1,999,894
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	2,200	2,177,149
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,342,554
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	1,500	1,508,436
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,541,828
New York & New Jersey (States of) Port Authority, One Hundred Eighty Ninth Series 2015, Ref. RB	5.00%	05/01/2040	1,000	1,015,016
New York & New Jersey (States of) Port Authority, One Hundred Seventy First Series 2012, RB	4.00%	01/15/2042	205	201,864
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	2,037,307
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,894,871
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,101,662
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,000	1,090,051
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,496,547
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,139,898
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2039	500	510,447
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	90	96,658
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	1,027,138
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	3,595,266
New York (City of), NY, Series 2024 A, GO Bonds(c)	4.13%	08/01/2053	3,000	2,954,582
New York (City of), NY, Subseries 2014 1-I, GO Bonds	4.00%	03/01/2039	1,195	1,195,046
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	500	537,394
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	125	133,917
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	55	55,939
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,000	1,005,216
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	415	444,866
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	578,240
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	573,142
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	570,040
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	500	565,053
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	250	281,449
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,488,532
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	1,000	1,149,788
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,500	1,698,048
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,000	3,376,084
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,500	1,666,810
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,135,801
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,503,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	$5,000	$3,978,323
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,869,654
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,120	1,085,269
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	1,500	1,473,420
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, RB	4.50%	06/15/2039	45	45,089
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	55	56,024
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	10	9,920
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC, RB	4.00%	06/15/2048	140	136,555
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	130	139,387
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	315	336,734
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,392,752
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,053,409
New York (City of), NY Municipal Water Finance Authority, Series 2019 EE, Ref. RB	4.00%	06/15/2040	50	50,635
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	800	872,814
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	700	706,748
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	787,299
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,960,529
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,073,132
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	1,009,641
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,251,807
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,889,545
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	10,118,571
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	977,909
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,000	1,101,383
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,585,630
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,000	1,132,480
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,693,906
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	5,033,379
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,531,242
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,820,765
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,641,305
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB	5.25%	06/15/2053	1,000	1,117,891
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,449,233
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,549,330
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,000	1,011,579
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	330	331,216
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	1,000	1,011,357
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	1,000	1,009,013
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,054,632
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,582,415
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	5,156,666
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	200	204,086
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	750	760,432
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	200	201,698
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,504,942
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	992,186
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	900	885,000
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,942,776
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	187,664
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	425	330,307
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,160	1,323,594
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	852,381
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	750	830,344
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,250	1,215,949
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	3,068,972
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	3,046,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	$3,000	$3,028,635
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	3,011,117
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,203,186
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,931,604
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,258,778
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	200	228,566
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,132,863
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,000	1,124,000
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	300	335,583
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	300	334,569
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	221,580
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	300	330,788
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	329,316
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	300	326,529
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,600	1,528,685
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	2,000	2,152,780
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,714,143
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,664,313
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,000	2,258,765
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,242,226
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,422,719
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,000	2,225,122
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,210,821
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,000	2,234,049
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	5,017,986
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,851,728
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,000	1,164,375
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	462,589
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,000	1,146,900
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,139,995
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,134,805
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,147,784
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,097,860
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	900	995,148
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2039	1,770	1,771,262
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	1,000	1,030,789
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	1,000	1,040,462
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	991,056
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	645	631,291
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	915	973,361
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	700	760,474
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	1,000	1,066,998
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	400	398,532
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	120	115,936
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	1,000	1,063,782
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,262,225
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,500	1,489,968
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	1,000	1,079,343
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	545	586,791
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,065,308
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,090,347
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,877,640
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,000	1,002,402
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	750	766,365
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,305	1,323,962
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	3,400	3,335,786
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	65	65,717
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,675,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	$230	$224,572
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	1,000	1,119,349
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	155	156,217
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,093,242
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,300	1,380,885
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,000	985,929
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	1,200	1,288,303
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	500	493,477
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,000	3,908,035
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	256,320
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	45	47,722
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	4.00%	03/15/2040	1,150	1,171,140
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,000	1,054,121
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,435	1,417,578
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,500	1,511,777
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	225	221,698
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	513,476
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	752,061
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,928,219
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	772,708
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,000	973,075
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,919,817
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,323,545
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	4.00%	02/15/2049	500	486,300
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	50	48,185
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,008,758
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,495,005
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	1,140	1,117,418
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,015,012
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	10	10,044
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	125	123,507
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,500	2,701,878
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,738,041
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,325,478
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	4.13%	05/01/2042	5	4,989
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,889,068
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	190	192,277
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,697,923
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	974,828
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,947,683
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,547,505
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,992,483
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,414,903
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,809,275
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,485,279
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	1,200	1,327,399
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,016,465
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	165	156,047
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,090,349
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	986,392
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	5,069,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	$1,000	$999,134
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,578,122
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	8,315	6,635,745
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	60	58,421
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,000	1,134,333
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	699,028
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	240	233,347
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,099,740
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,000	1,091,699
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	320	317,420
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,847,653
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	468,681
New York (State of) Thruway Authority (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	475	460,825
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB(c)(d)	5.00%	03/14/2024	2,000	2,000,870
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	1,000	1,068,247
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,000	1,102,461
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,096,363
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,028,134
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,036,931
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,720,621
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	756,608
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,000	2,003,855
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,365,000
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,596,580
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,789,155
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	744,743
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,960,996
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,357,123
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,932,572
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,441,269
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,034,849
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	1,500	1,611,262
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	20	21,312
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	750	729,017
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	623,530
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	700	688,729
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	1,000	1,027,939
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,096,289
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	1,400	1,388,809
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	2,300	2,249,987
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,557,350
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	2,290	2,321,693
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,070,608
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,000	978,255
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2039	1,000	1,027,939
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	873,646
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,000	1,082,828
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,121,844
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,070,817
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2040	650	567,870
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	300	297,975
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	723,145
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,477,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	$335	$335,046
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	989,147
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	1,000	994,610
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	986,753
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,000	982,065
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	1,012,894
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	986,753
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,064,475
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,467,438
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,441,778
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	968,274
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,216,383
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	565	515,108
Triborough Bridges Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	225	228,034
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,092,390
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,056,615
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,216,127
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,574,891
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,817,281
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,000	2,190,811
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,000	1,926,885
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,204,921
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,935,135
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	2,000	2,196,137
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,192,152
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,186,922
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,434,118
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,331,434
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,407,580
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,602,120
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,229,066
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,579,893
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,108,590
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,104,032
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	500	545,207
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,090,414
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,634,728
Triborough Bridge & Tunnel Authority (MTA BridgesS Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,501,472
Westchester County Local Development Corp., Series 2014 A, RB	5.50%	05/01/2042	1,000	1,000,828

				594,529,278

North Carolina-0.83%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,237,070
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,078,641
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,855,593
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	404,005
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	736,556
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,435,661
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	811,965
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	148,643
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	788,576
North (State of) Carolina Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,535,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	$300	$236,590
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	515	515,005
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,200	1,159,879
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,000	948,144
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	796,826
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	500	504,538
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGM)(a)	5.00%	01/01/2058	2,000	2,138,431
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,075	1,129,811

				22,461,353

North Dakota-0.17%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,325	1,015,440
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	364,031
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	3,112,479

				4,491,950

Ohio-1.79%
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	5.00%	11/01/2043	35	35,227
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	210	206,240
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	50	50,054
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,038,988
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,030,736
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	191,181
Chillicothe (City of), OH, Series 2017, Ref. RB	4.00%	12/01/2042	1,000	927,496
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	981,765
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	35	32,071
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	500	526,210
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	708,130
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,937,714
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,886,522
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,498,738
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	288,354
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	929,393
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	2,070	1,500,668
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,068,659
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,061,251
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2040	20	17,581
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	55	53,658
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	95,230
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	200	196,039
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,081,174
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	500	490,880
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	541,157
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,072,105
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,103,592
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,000	1,083,126
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,500	2,758,349

				48,392,288

Oklahoma-0.34%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	500	500,918
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGM)(a)	3.13%	01/01/2041	10	8,837
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,710,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	$1,000	$1,016,261
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	370	370,167
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,071,454
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,000	989,660
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,500	2,674,204

				9,342,428

Oregon-1.28%
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,294,436
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,802,230
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,682,304
Oregon (State of) (Article XI-GOHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,249,781
Oregon (State of) (Article Xl-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,615,722
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,640,374
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,718,590
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,576,073
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,123,625

				34,703,135

Pennsylvania-4.12%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,872,080
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,894,300
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated
Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,110	1,989,835
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated
Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,780	2,844,349
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2039	20	20,077
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,304,002
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	519,403
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	1,110	796,132
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,653,318
Commonwealth Financing Authority, Series 2018, RB, (INS - AGM)(a)	4.00%	06/01/2039	2,600	2,621,821
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	150	138,702
Delaware (State of) River Port Authority, Series 2013, RB	5.00%	01/01/2040	2,200	2,202,718
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,046,870
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	170	153,811
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,933,411
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	1,073,958
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,598,209
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,079,775
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,088,613
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,075,309
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,532,054
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,950,139
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	10	9,664
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	485	486,863
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	70	70,113
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	25	26,126
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	939,522
Lehigh (County of), PA Authority, Series 2013 A, RB	5.13%	12/01/2047	1,200	1,206,078
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	165	153,683
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	960,557
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	931,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	$1,000	$1,043,147
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	879,499
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	261,065
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	7,766,740
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	8,099,262
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,460,587
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	955	959,599
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.25%	09/01/2050	1,000	1,007,305
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,067,819
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	300	298,694
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,213,889
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	470	462,133
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,435	1,510,599
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,084,031
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,385,960
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,209,565
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	1,000	1,013,518
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	165	165,439
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	370	377,131
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	275,032
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	255	266,022
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	1,465	1,539,228
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,253,925
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	10	10,626
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	670	648,004
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGM)(a)	4.00%	12/01/2049	90	89,176
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	100,249
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	100,034
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	99,296
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	98,709
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	96,274
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,076,366
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	976,170
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	435	468,872
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	558,846
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	500	552,336
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,000	1,088,839
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	400	441,513
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	564,775
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	560,064
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,616,377
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,563,260
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	4.50%	09/01/2048	2,000	2,052,597
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	2,000	2,276,489
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,989,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	$10	$9,422
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,524,658
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	190	185,184
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,000	975,249
School District of Philadelphia (The), Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	105	105,186
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	750	775,840

				111,376,865

Rhode lsland-0.08%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,052,239

South Carolina-1.01%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,110,527
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	32,975
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	920	900,459
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	275	265,432
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,042,058
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,000	1,025,463
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,000	1,006,473
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB	5.00%	12/01/2048	4,660	4,656,590
South Carolina (State of) Public Service Authority, Series 2014 A, RB	5.50%	12/01/2054	1,000	1,001,303
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,520,681
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	491,652
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	833,961
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	488,898
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	529,682
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,303,714
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,130,911
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,600	6,316,440
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	200	193,685
Spartanburg Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	300	309,895
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,086,418

				27,247,217

South Dakota-0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,500	1,513,610
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,341,426
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	540	533,255

				3,388,291

Tennessee-0.95%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,698,950
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,517,432
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	833,652
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,089,358
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,000	1,136,191
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	3,000	3,043,284
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,772,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational
Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	$1,000	$895,676
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,054,926
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2048	2,000	2,214,264
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	500	548,841
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2056	2,000	2,192,003
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,102,048
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	2,500	2,754,381

				25,853,226

Texas-11.09%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	169,657
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2048	1,000	1,037,157
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	975,510
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,029,998
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,386,036
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	541,799
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	776,762
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,000	1,101,702
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2040	1,030	1,032,109
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,241,969
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,500	1,593,046
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	02/15/2053	1,100	1,196,338
Bexar (County of), TX, Series 2016, GO Bonds	3.00%	06/15/2041	55	47,217
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	4.00%	02/15/2043	25	24,596
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,550	6,641,525
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,051,686
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	956,926
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,056,723
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	952,544
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,878,547
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	6,958,524
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	500	491,399
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,473,942
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	971,149
Corpus Christi (City of), TX, Series 2015 A, RB	5.00%	07/15/2045	10	10,144
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	140	154,462
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	3,001,438
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB .	4.00%	11/01/2045	2,000	1,972,644
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	488,849
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,045,412
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	685	685,954
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,669,983
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,665	1,809,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$3,500	$3,802,367
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	193,078
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,000	985,037
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	08/15/2041	500	567,798
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	08/15/2042	750	846,803
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	08/15/2043	1,000	1,121,804
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	08/15/2048	500	549,548
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	08/15/2053	1,000	1,088,262
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,390,908
El Paso (County of), TX Hospital District, Series 2013, Ctfs. Of Obligation	5.00%	08/15/2043	470	461,610
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund).	4.00%	08/15/2045	1,300	1,295,211
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund).	4.00%	08/15/2048	25	24,615
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	984,148
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	960,279
Fort Bend County Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	10	10,001
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	579,593
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2042	365	307,164
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	945	915,534
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	10,000	10,541,504
Harris (County of)& Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,954,131
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2048	800	778,587
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,500	4,516,362
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,000	1,001,400
Harris (County of), TX Flood Control District (Sustainability Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	760	747,941
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,750	1,917,978
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	2,000	2,176,815
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	989,886
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	758,586
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	960,940
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,654,960
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,473,873
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,812,166
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,945,097
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	25	24,957
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	02/15/2047	2,565	2,794,949
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund).	4.00%	02/15/2052	2,000	1,937,923
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,145,635
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,500	1,645,618
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,500	1,631,921
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,000	1,000,533
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	201,830
Klein Independent School District, Series 2015 A, Ref. GO Bonds,
(CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	1,002,205
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,000	990,722
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	700	682,759
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,189,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$1,000	$1,000,088
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,952,945
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	3,000	3,253,277
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	2,000	2,157,751
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	992,056
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,028,935
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,382,123
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	507,844
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	560	567,799
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	80	83,990
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,073,035
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,335,614
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,324,008
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,000	983,229
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,180,549
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	2,000	1,984,112
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,712,282
Montgomery (County of), TX Toll Road Authority, Series 2018, RB	5.00%	09/15/2048	1,000	1,004,882
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	430	423,770
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	40	39,614
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,099,095
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,088,262
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 05/05/2016; Cost $1,023,639)(e)(f)	5.00%	07/01/2046	1,000	685,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 05/05/2016; Cost $1,020,280)(e)(f)	5.00%	07/01/2051	1,000	685,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station l, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,249,996
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	877,632
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	60	60,485
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	1,849,528
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,000	998,341
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2039	5	5,203
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,188,203
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	315	250,772
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	1,000	1,026,547
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	979,829
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,086,391
Piano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,082,765
Piano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,457,308
Piano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,664,022
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	02/15/2047	1,000	1,028,969
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund).	5.00%	02/15/2049	2,000	2,106,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	$2,285	$2,342,007
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	108,837
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	994,248
San Antonio (City of), TX, Series 2014, RB	5.00%	02/01/2044	215	215,078
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,174,574
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,243,953
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,608,865
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	532,204
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,617,758
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,193,296
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,341,842
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	646,812
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	621,956
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,088,572
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,495	1,471,600
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	80	78,609
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,093,729
Sherman Independent School District, Series 2023 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,083,639
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	986,339
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	60	60,003
Spring Branch Independent School District, Series 2019, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	33,571
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,062,744
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,543,645
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	50	49,046
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	765,317
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,500	1,391,889
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	325,683
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	268,414
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	405,155
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	1,000	1,026,978
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,027,768
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,023,936
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,020,932
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,505,663
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	1,200	1,192,235
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	500	510,306
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	305	294,568
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	3,978,296
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	345	345,895
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,035,341
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,199,361
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	530	561,127
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	1,105	1,107,370
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,211,235
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,000	1,006,731
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	547,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	$1,000	$1,088,980
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,117,572
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,088,712
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	65	60,061
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	250	249,626
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2039	1,000	1,000,843
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,000	2,305,330
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,473,883
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	20	19,861
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	260	252,130
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,000	1,003,526
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	20	19,877
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	978,733
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	14,740
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,560,757
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,498,697

				300,122,947

Utah-0.63%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,106,350
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,102,036
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,100,887
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	684,508
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	1,000	1,123,755
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,118,969
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	1,000	1,135,973
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	750	849,251
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,128,188
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,076,001
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	300	309,615
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,148,937
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,000	1,095,700
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,125,205

				17,105,375

Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,115	1,115,169
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016, RB	4.00%	12/01/2042	230	222,319

				1,337,488

Virginia-0.81%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,413,286
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	3,046,185
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,043,885
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	961,982
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,055,636
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	200	194,742
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	994,113
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,014,655
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	675	643,320
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,089,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	$1,650	$1,312,819
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,441,479
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,000	1,124,763
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,000	1,114,797
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	4.00%	08/01/2042	1,000	1,026,069
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	125	126,869
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	939,815
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,095,188
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	4.13%	07/01/2058	250	248,629

				21,887,836

Washington-1.92%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,672,814
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,558,831
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,202,272
Energy Northwest, Series 2014, Ref. RB	5.00%	07/01/2040	1,000	1,002,264
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	2,000	2,214,829
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,000	1,113,562
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,000	1,108,538
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	55	54,142
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	497,012
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	500	494,090
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	1,010,542
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	500	488,598
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	100	98,317
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,016,449
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,080,816
Tacoma (City of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	250	273,563
Tacoma (City of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2054	150	162,652
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,150	1,248,887
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	25	21,522
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2040	500	508,453
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,051,480
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	500	532,180
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	100	106,206
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	105	111,905
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	25	26,563
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	529,772
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	110	116,315
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	500	537,229
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	20	21,528
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,000	1,101,304
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,000	1,090,576
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	415	460,776
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,103,479
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,425	1,562,031
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,092,972
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,000	1,139,753
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,000	1,121,687
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,000	1,116,664
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,140,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(contlnued)
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	$500	$547,555
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,000	1,126,939
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,000	1,106,192
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	173,936
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,278,929
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.00%	08/15/2039	90	87,944
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	100	96,495
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	966,280
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	85	81,776
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	275	275,058
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,127,361
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	895,823
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,089,249
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	310	304,422

				51,949,390

West Virginia-0.10%
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	700	706,081
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	15,118
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,000	977,730
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2016, Ref. RB	3.25%	06/01/2039	375	342,913
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	605	581,204

				2,623,046

Wisconsin-0.91%
Public Finance Authority, Series 2023 A, RB(b)	5.75%	07/01/2063	800	839.666
Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	739,293
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	993,233
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	500	505,095
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	1,000	998,986
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,000	947,028
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	368,490
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	2,990,670
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	4.00%	04/01/2039	340	333,875
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	70	70,512
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,318,895
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,353,901
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	235	229,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(contlnued)
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	$1,500	$1,503,957
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.), Series 2015, Ref. RB	5.00%	12/15/2044	500	503,831
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,000	953,306
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,085,982
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB.	4.25%	06/01/2041	485	485,206
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	932,458
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,000	2,421,684

				24,575,244

Wyoming-0.13%
University of Wyoming, Series 2021 C, RB, (INS - AGM)(a)	4.00%	06/01/2051	3,600	3,480,998

TOTAL INVESTMENTS IN SECURITIES(g)-98.82%
(Cost $2,773,357,158)				2,673,725,537
OTHER ASSETS LESS LIABILITIES-1.18%				31,889,939

NET ASSETS-100.00%				$2,705,615,476

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $1,874,220, which represented less than 1% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $1,370,000, which represented less than 1% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at February 29, 2024 was $1,370,000, which represented less than 1% of the Fund’s Net Assets.
(g)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.30%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Health, Hospital, Nursing Home Revenue	23.48

Ad Valorem Property Tax	13.89

Highway Tolls Revenue	8.03

Water Revenue	7.93

Income Tax Revenue	7.37

College & University Revenue	7.07

Sales Tax Revenue	6.15

Lease Revenue	4.04

Miscellaneous Revenue	4.00

Electric Power Revenue	3.60

Revenue Types Each Less Than 3%	13.26

Other Assets Less Liabilities	1.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco New York AMT-Free Municipal Bond ETF (PZT)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obllgations-98.86%
New York-98.86%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	$1,000	$1,005,530
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	2,669,866
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	559,053
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	789,089
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,001,378
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	502,581
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	468,462
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	500	495,555
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,075,313
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,022,020
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	834,877
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	487,268
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,059,504
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	486,133
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,239,934
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,018,472
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	511,783
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	764,146
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,044,135
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,176,813
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,080,278
New York (City of), NY, Series 2024 A, GO Bonds(b)	5.00%	08/01/2051	1,000	1,082,664
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,065,342
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	140,903
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	489,136
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	100	79,566
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,547,862
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	979,693
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	787,299
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	980,265
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,068,344
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,167,871
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	977,909
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,076,597
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	2,003,720
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,018,001
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,042,033
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,556,350
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	979,883
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,607,742
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	798,057
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	1,000	1,145,103
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	197,119
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,944,534
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	500,510
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.25%	10/01/2050	1,000	1,099,472
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,467,668
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,055,239
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	787,720
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	353,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(contlnued)
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	$1,000	$1,065,880
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	479,954
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	829,728
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,956,845
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	507,506
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	602,311
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	528,979
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,740,067
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,907,684
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,429,740
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,016,465
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,516,542
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	798,045
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	546,940
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	276,417
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	1,000	1,070,365
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,911,516
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,024,620
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	250	215,078
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	1,001,928
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	445	372,054
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	1,000	1,028,250
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,096,289
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,986,502
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	780,139
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	493,488
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	960,176
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	539,847
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,497,742
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	979,736
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,100,500
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,083,454
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	551,049
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,114,483
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,684,047

TOTAL INVESTMENTS IN SECURITIES(c)-98.86%
(Cost $98,000,444)				91,986,813
OTHER ASSETS LESS LIABILITIES-1.14%				1,061,717

NET ASSETS-100.00%				$93,048,530

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco New York AMT-Free Municipal Bond ETF (PZT)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	11.06%

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 29,2024

Income Tax Revenue	15.84

Water Revenue	12.69

Electric Power Revenue	9.12

Miscellaneous Revenue	8.94

Lease Revenue	7.56

College & University Revenue	7.47

Health, Hospital, Nursing Home Revenue	7.38

Highway Tolls Revenue	7.22

Ad Valorem Property Tax	4.80

Hotel Occupancy Tax	4.23

Transit Revenue	3.66

Port, Airport & Marina Revenue	3.59

Revenue Types Each Less Than 3%	6.36

Other Assets Less Liabilities	1.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco Preferred ETF (PGX)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.65%
Automobiles-2.00%
Ford Motor Co.
Pfd., 6.00%(b)	1,347,051	$32,504,341
Pfd., 6.20%	1,267,391	31,481,992
Pfd., 6.50%(b)	1,035,387	26,143,522

		90,129,855

Banks-32.79%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	178,921	3,682,194
Series E, Pfd., 5.88%(b)	161,664	3,331,895
Pfd., 6.63%(c)	518,376	11,523,498
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	798,191	17,432,491
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,648,659	31,852,092
Series QQ, Pfd., 4.25%(b)	2,165,424	42,810,432
Series NN, Pfd., 4.38%(b)	1,948,593	39,634,382
Series SS, Pfd., 4.75%(b)	1,143,076	24,861,903
Series LL, Pfd., 5.00%(b)	2,224,245	49,711,876
Series KK, Pfd., 5.38%(b)	2,478,120	58,161,476
Series HH, Pfd., 5.88%(b)	1,462,529	36,577,850
Series GG, Pfd., 6.00%(b)	2,260,161	56,549,228
Series K, Pfd., 6.45%(b)	1,239,995	31,595,073
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	307,929	5,197,842
Bank OZK, Series A, Pfd., 4.63%	592,033	10,354,657
Cadence Bank, Series A, Pfd., 5.50%(b)	311,743	6,521,664
Citizens Financial Group, Inc., Series E, Pfd., 5.00%(b)	763,021	16,244,717
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	243,303	4,722,511
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	420,393	9,992,742
Series A, Pfd., 6.00%(b)	334,187	8,261,103
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	608,736	13,361,755
Series C, Pfd., 5.63%(b)	323,471	7,397,782
First Horizon Corp.
Series F, Pfd., 4.70%	243,210	4,273,200
Series E, Pfd., 6.50%(b)	258,063	6,379,317
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	329,530	5,997,446
Hancock Whitney Corp., Pfd., 6.25%(b)	291,886	7,186,233
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	832,856	16,215,706
Series C, Pfd., 5.70%(b)	309,296	6,971,532
Series J, Pfd., 6.88%(c)	553,465	13,576,496
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	3,365,666	66,976,753
Series JJ, Pfd., 4.55%(b)	2,531,727	54,381,496
Series LL, Pfd., 4.63%(b)	3,113,426	67,779,284
Series GG, Pfd., 4.75%(b)	1,507,818	34,152,078
Series DD, Pfd., 5.75%(b)	2,871,609	72,019,954
Series EE, Pfd., 6.00%	3,110,433	78,445,120

	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b)	767,516	$17,000,479
Series F, Pfd., 5.65%(b)	717,622	15,586,750
Series E, Pfd., 6.13%(c)	849,320	19,967,513
Pfd., 6.20%(c)	1,025,902	23,441,861
M&T Bank Corp., Series H, Pfd., 5.63%(c)	433,245	10,467,199
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	881,601	16,794,499
Old National Bancorp
Series A, Pfd., 7.00%	186,527	4,564,316
Series C, Pfd., 7.00%(b)	202,230	4,920,256
Popular Capital Trust II, Pfd., 6.13%	53,948	1,369,200
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	672,892	12,273,550
Series C, Pfd., 5.70%(c)	841,280	19,526,109
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	512,554	10,789,262
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,563,255	32,734,560
Series O, Pfd., 5.25%(b)	969,325	22,633,739
U.S. Bancorp
Series L, Pfd., 3.75%(b)	847,795	15,133,141
Series M, Pfd., 4.00%(b)	1,298,837	24,561,008
Series O, Pfd., 4.50%(b)	705,426	14,828,054
Series K, Pfd., 5.50%(b)	994,922	24,475,081
Valley National Bancorp, Series A, Pfd., 6.25%(b)(c)	193,894	4,009,728
WaFd, Inc., Series A, Pfd., 4.88%(b)	493,291	7,798,931
Webster Financial Corp., Series F, Pfd., 5.25%	256,767	4,996,686
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,111,522	39,992,227
Series CC, Pfd., 4.38%(b)	1,775,738	34,502,589
Series AA, Pfd., 4.70%(b)	1,977,716	41,096,938
Series Z, Pfd., 4.75%(b)	3,395,266	70,519,675
Series Y, Pfd., 5.63%(b)	1,166,931	28,356,423
Series R, Pfd., 6.63%(b)(c)	188,886	4,710,817
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	510,443	8,973,588
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	215,378	5,031,230
Series E, Pfd., 6.88%(b)(c)	485,242	12,198,984

		1,477,388,171

Broadline Retail-0.39%
QVC, Inc.
Pfd., 6.25%	836,077	12,273,610
Pfd., 6.38%(b)	369,037	5,424,844

		17,698,454

Capital Markets-10.84%
Affiliated Managers Group, Inc.
Pfd., 4.20%	341,983	5,994,962
Pfd., 4.75%(b)	471,923	9,240,252
Pfd., 5.88%(b)	508,665	12,345,300
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)	390,757	6,267,742
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	656,231	11,904,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco Preferred ETF (PGX)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,010,558	$21,383,407
Series D, Pfd., 5.95%(b)	1,279,247	32,377,742
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,204,247	43,247,326
Series L, Pfd., 4.88%(b)	911,154	20,664,973
Series K, Pfd., 5.85%(b)(c)	1,897,388	47,795,204
Series I, Pfd., 6.38%(c)	1,892,193	47,550,810
Series P, Pfd., 6.50%(b)	1,692,915	44,235,869
Series F, Pfd., 6.88%(c)	1,380,529	35,065,437
Series E, Pfd., 7.13%(c)	1,022,321	25,997,623
New Mountain Finance Corp., Pfd., 8.25%	194,080	5,022,790
Northern Trust Corp., Series E, Pfd., 4.70%(b)	682,482	15,881,356
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	393,423	8,852,017
Series A, Pfd., 6.63%	315,519	7,083,402
Prospect Capital Corp., Series A, Pfd., 5.35%	242,829	4,786,160
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	844,294	20,237,727
Series D, Pfd., 5.90%(c)	1,168,397	29,151,505
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	538,922	9,808,380
Pfd., 5.20%(b)	384,110	8,369,757
Series C, Pfd., 6.13%(b)	374,779	9,395,710
Series B, Pfd., 6.25%(b)	237,341	5,831,468

		488,490,949

Chemicals-0.12%
EIDP, Inc., Series B, Pfd., 4.50%	74,644	5,267,627

Commercial Services & Supplies-0.32%
Pitney Bowes, Inc., Pfd., 6.70%(b)	729,199	14,299,592

Consumer Finance-3.93%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	715,479	12,792,764
Series L, Pfd., 4.38%(b)	1,138,005	20,632,031
Series K, Pfd., 4.63%(b)	213,762	4,232,488
Series J, Pfd., 4.80%	2,115,936	41,980,170
Series I, Pfd., 5.00%(b)	2,538,502	52,191,601
Navient Corp., Pfd., 6.00%(b)	539,499	11,534,489
Synchrony Financial
Series A, Pfd., 5.63%	1,259,733	23,632,591
Series B, Pfd., 8.25%(b)(c)	400,000	10,020,000

		177,016,134

Diversified REITs-0.23%
Global Net Lease, Inc.
Series B, Pfd., 6.88%, (Acquired 09/28/2021 - 05/16/2023; Cost $5,003,572)(b)(d)	218,268	4,358,812
Series A, Pfd., 7.25%(b)	288,936	6,070,545

		10,429,357

Diversified Telecommunication Services-5.00%
AT&T, Inc.
Series C, Pfd., 4.75%	2,945,539	61,178,845
Series A, Pfd., 5.00%(b)	2,034,411	45,143,580
Pfd., 5.35%(b)	2,245,354	54,247,753
Pfd., 5.63%(b)	1,405,402	34,910,186

	Shares	Value
Diversified Telecommunication Services-(continued)
Qwest Corp.
Pfd., 6.50%(b)	1,673,460	$17,370,515
Pfd., 6.75%	1,125,684	12,495,092

		225,345,971

Electric Utilities-7.52%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)	502,871	9,479,118
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)(b)	422,359	8,172,647
Duke Energy Corp.
Pfd., 5.63%(b)	837,654	21,142,387
Series A, Pfd., 5.75%(b)	1,681,696	42,748,712
Entergy Arkansas LLC, Pfd., 4.88%(b)	492,120	11,338,445
Entergy Louisiana LLC, Pfd., 4.88%(b)	449,283	10,275,102
Entergy Mississippi LLC, Pfd., 4.90%(b)	444,835	10,529,245
Entergy New Orleans LLC, Pfd., 5.50%	396,636	9,626,356
Georgia Power Co., Series 2017-A, Pfd., 5.00%	458,724	11,110,295
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	419,678	10,617,853
NextEra Energy Capital Holdings, Inc.,
Series N, Pfd., 5.65%(b)	1,165,408	29,181,816
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	176,561	4,352,229
SCE Trust II, Pfd.,5.10%(b)	269,111	5,678,242
SCE Trust IV, Series J, Pfd., 5.38%(c)	578,040	13,612,842
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	540,683	13,360,277
SCE Trust VI, Pfd., 5.00%(b)	831,386	17,084,982
SCE Trust VII, Series M, Pfd., 7.50%(b)	941,157	25,270,066
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,270,700	26,341,611
Series 2020, Pfd., 4.95%	1,695,083	39,664,942
Pfd., 5.25%(b)	769,587	19,124,237

		338,711,404

Financial Services-3.79%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	1,011,618	27,060,782
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)(b)	593,920	10,256,998
Pfd., 4.88% (Canada)	455,559	7,894,838
Carlyle Finance LLC, Pfd., 4.63%(b)	850,459	16,788,061
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	520,647	9,715,273
Series A, Pfd., 5.25%(b)	1,352,706	30,868,751
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	930,940	24,995,739
KKR Group Finance Co. IX LLC, Pfd., 4.63%	839,733	17,105,361
Merchants Bancorp
Series C, Pfd., 6.00%(b)	330,373	7,350,799
Pfd., 8.25%(c)	235,257	6,006,111
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	506,021	12,604,983

		170,647,696

Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd., 5.63%(b)	337,423	4,644,628
Spire, Inc., Series A, Pfd., 5.90%(b)	425,130	10,462,449

		15,107,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco Preferred ETF (PGX)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Independent Power and Renewable Electricity Producers-0.13%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	327,663	$5,819,295

lnsurance-18.49%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,576,543	35,109,613
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	517,363	12,240,809
Series H, Pfd., 5.10%(b)	1,947,000	45,267,750
Series J, Pfd., 7.38%	1,001,140	27,261,042
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	160,415	3,819,481
Series B, Pfd., 6.63%(c)	505,428	12,777,220
American Financial Group, Inc.
Pfd., 4.50%(b)	354,129	7,135,699
Pfd., 5.13%(b)	346,797	7,577,514
Pfd., 5.63%(b)	253,369	6,002,312
Pfd., 5.88%(b)	213,188	5,252,952
American International Group, Inc.,
Series A, Pfd., 5.85%(b)	750,873	18,734,281
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	845,415	17,153,470
Series F, Pfd., 5.45%(b)	560,473	13,456,957
Argo Group International Holdings, Inc., Pfd., 7.00%(c)	251,407	5,958,346
Argo Group US, Inc., Pfd., 6.50%(b)	240,844	5,575,539
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	420,025	9,030,538
Pfd., 5.63% (Bermuda)	423,200	8,959,144
Assurant, Inc., Pfd., 5.25%(b)	424,775	9,077,442
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	977,315	18,373,522
Series B, Pfd., 5.63%	578,897	12,706,789
Series A, Pfd., 6.35%(b)(c)	1,461,175	35,974,129
Series C, Pfd., 6.38%(b)(c)	1,017,324	25,494,139
Series E, Pfd., 7.75%(c)	848,567	22,571,882
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	931,440	20,454,422
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	588,430	9,591,409
Series C, Pfd., 5.38%(b)	969,205	18,560,276
Pfd., 6.25%(b)	646,541	14,805,789
Series A, Pfd., 6.60%(b)	726,742	17,608,959
Series B, Pfd., 6.75%(b)	674,997	16,874,925
CNO Financial Group, Inc., Pfd., 5.13%	264,046	4,538,951
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	689,261	17,493,444
Series E, Pfd., 7.00%(b)	171,236	4,267,201
F&G Annuities & Life, Inc., Pfd., 7.95%(b)	578,927	15,057,891
Globe Life, Inc., Pfd., 4.25%(b)	551,606	11,335,503
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	585,951	14,689,792
Kemper Corp., Pfd., 5.88%(b)(c)	252,936	5,546,887
Lincoln National Corp., Series D, Pfd., 9.00%(b)	874,247	24,426,461
MetLife, Inc.
Series F, Pfd., 4.75%	1,706,875	36,936,775
Series E, Pfd., 5.63%(b)	1,337,437	32,793,955

	Shares	Value
Insurance-(continued)
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	339,174	$6,953,067
Prudential Financial, Inc.
Pfd., 4.13%(b)	845,870	17,382,629
Pfd., 5.63%(b)	959,765	23,994,125
Pfd., 5.95%(b)	518,802	13,374,716
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	661,037	16,585,418
Pfd., 7.13%(c)	1,217,801	31,882,030
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	857,223	15,927,203
Series F, Pfd., 5.75% (Bermuda)(b)	421,213	10,378,688
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	337,859	6,236,877
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	340,344	8,539,231
Unum Group, Pfd., 6.25%(b)	510,538	12,584,762
W.R. Berkley Corp.
Pfd., 4.13%(b)	512,893	10,150,152
Pfd., 4.25%(b)	419,034	9,160,083
Pfd., 5.10%(b)	506,015	11,673,766
Pfd., 5.70%(b)	312,136	7,831,492

		833,147,449

Leisure Products-0.51%
Brunswick Corp.
Pfd., 6.38%(b)	393,934	9,726,231
Pfd., 6.50%(b)	312,482	7,996,414
Pfd., 6.63%	210,697	5,218,965

		22,941,610

Multl-Utllltles-2.95%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	354,701	6,267,567
Series 13, Pfd., 5.13% (Canada)	328,547	6,084,690
CMS Energy Corp.
Series C, Pfd., 4.20%	393,325	7,846,834
Pfd., 5.63%(b)	343,174	8,455,807
Pfd., 5.88%(b)	481,793	12,117,094
Pfd., 5.88%(b)	1,045,533	25,856,031
DTE Energy Co.
Pfd., 4.38%(b)	472,392	10,123,361
Series G, Pfd., 4.38%	356,332	7,532,858
Series E, Investment Units, 5.25%(b)	677,744	16,740,277
Sempra, Pfd., 5.75%(b)	1,272,933	31,823,325

		132,847,844

Office REITs-1.13%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%	711,885	10,001,984
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	390,064	8,452,687
Vornado Realty Trust
Series O, Pfd., 4.45%	584,032	8,001,239
Series M, Pfd., 5.25%	565,962	9,055,392
Series N, Pfd., 5.25%	506,621	8,232,591
Series L, Pfd., 5.40%(b)	442,393	7,188,886

		50,932,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Preferred ETF (PGX)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate Management & Development-0.67%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	490,897	$5,792,584
Series A-2, Pfd., 6.38%	432,768	5,535,103
Series A-1, Pfd., 6.50%	321,390	4,190,926
Brookfield Property Preferred L.P., Pfd., 6.25%	1,132,379	14,868,136

		30,386,749

Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	200,504	4,800,066
Series H, Pfd., 6.25%	185,253	4,586,864

		9,386,930

Retail REITs-1.00%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	291,659	5,270,278
Federal Realty Investment Trust, Series C, Pfd., 5.00%	303,146	6,805,628
Kimco Realty Corp.
Series L, Pfd., 5.13%	366,911	8,523,343
Series M, Pfd., 5.25%(b)	443,114	10,355,574
Realty Income Corp., Series A, Pfd., 6.00%	298,793	7,326,404
SITE Centers Corp., Series A, Pfd., 6.38%(b)	298,423	6,938,335

		45,219,562

Specialized REITs-4.26%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	568,482	12,671,464
Series J, Pfd., 5.25%(b)	377,058	8,449,870
Series K, Pfd., 5.85%(b)	337,831	8,236,320
EPR Properties, Series G, Pfd., 5.75%(b)	279,962	5,380,870
Public Storage
Series N, Pfd., 3.88%(b)	477,918	8,808,029
Series O, Pfd., 3.90%(b)	314,302	5,820,873
Series Q, Pfd., 3.95%(b)	243,272	4,517,561
Series P, Pfd., 4.00%(b)	1,035,572	20,038,318
Series R, Pfd., 4.00%(b)	729,986	14,117,929
Series S, Pfd., 4.10%, (Acquired 01/04/2022; Cost $17,948,325)(b)(d)	717,933	14,121,742
Series M, Pfd., 4.13%(b)	377,526	7,524,093
Series L, Pfd., 4.63%(b)	967,162	21,219,534
Series J, Pfd., 4.70%(b)	189,497	4,212,518
Series K, Pfd., 4.75%(b)	320,613	7,088,754
Series I, Pfd., 4.88%(b)	397,842	9,456,704
Series G, Pfd., 5.05%(b)	701,610	17,470,089
Series F, Pfd., 5.15%(b)	470,911	11,607,956
Series H, Pfd., 5.60%(b)	440,358	11,092,618

		191,835,242

Investment Abbreviations:

Pfd.	-Preferred
REIT	-Real Estate Investment Trust

	Shares	Value
Trading Companies & Distributors-1.23%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(c)	167,768	$4,356,935
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	310,393	6,434,447
Pfd., 6.88% (Bermuda)(b)	238,339	5,951,325
Pfd., 7.38% (Bermuda)	296,701	7,506,535
Pfd., 8.00% (Bermuda)(b)	246,840	6,237,647
WESCO International, Inc., Series A, Pfd., 10.63%(c)	919,824	24,927,230

		55,414,119

Wireless Telecommunication Services-1.81%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,171,400	18,718,972
Series UU, Pfd., 6.63%	717,833	13,244,019
United States Cellular Corp.
Pfd., 5.50%(b)	852,660	16,319,912
Pfd., 5.50%(b)	842,151	15,975,605
Pfd., 6.25%(b)	835,230	17,314,318

		81,572,826

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $5,261,647,281)		4,490,036,692

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.63%
Invesco Private Government Fund, 5.29%(e)(f)(g)	33,224,846	33,224,846
Invesco Private Prime Fund, 5.49%(e)(f)(g)	85,392,619	85,435,315

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,671,535)		118,660,161

TOTAL INVESTMENTS IN SECURITIES-102.28% (Cost $5,380,318,816)		4,608,696,853
OTHER ASSETS LESS LIABILITIES-(2.28)%		(102,886,666)

NET ASSETS-100.00%		$4,505,810,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco Preferred ETF (PGX)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Restricted security. The aggregate value of these securities at February 29, 2024 was $18,480,554, which represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$167,509,554	$(167,509,554)	$ -	$ -	$ -	$ 313,200

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	27,945,644	85,526,546	(80,247,344)	-	-	33,224,846	825,836*

Invesco Private Prime Fund	71,785,655	196,808,707	(183,198,828)	(13,964)	53,745	85,435,315	2,216,184*

Total	$99,731,299	$449,844,807	$(430,955,726)	$(13,964)	$53,745	$118,660,161	$3,355,220

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29,2024

Financials	69.84

Utilities	10.93

Real Estate	7.50

Communication Services	6.81

Sector Types Each Less Than 3%	4.57

Money Market Funds Plus Other Assets Less Liabilities	0.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Short Term Treasury ETF (TBLL)

February 29, 2024

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.16%
U.S. Treasury Bills-55.35%(a)
5.27%, 04/02/2024	$5,320,000	$5,294,960
5.32%-5.50%, 04/04/2024	31,710,000	31,551,823
5.28%, 04/09/2024	22,000,000	21,873,922
5.31%-5.51%, 04/11/2024	31,710,000	31,519,498
5.28%, 04/16/2024	25,000,000	24,831,477
4.73%-5.53%, 04/18/2024	46,647,500	46,320,034
5.27%, 04/23/2024	30,000,000	29,766,800
5.31%-5.52%, 04/25/2024	31,710,000	31,454,182
5.30%-5.34%, 04/30/2024	23,114,000	22,910,879
5.30%-5.52%, 05/02/2024	26,460,000	26,220,051
5.25%, 05/07/2024	25,000,000	24,755,357
5.22%-5.31%, 05/09/2024	28,777,000	28,487,569
5.16%-5.50%, 05/16/2024	43,885,000	43,400,275
5.28%, 05/21/2024	20,386,000	20,146,314
5.33%, 05/23/2024	31,263,000	30,885,633
5.24%, 05/28/2024	15,814,500	15,611,914
5.31%, 06/04/2024	18,000,000	17,750,839
5.15%-5.26%, 06/06/2024	50,242,000	49,561,310
5.31%, 06/11/2024	18,000,000	17,732,862
5.16%-5.49%, 06/13/2024	32,376,000	31,888,238
5.17%-5.21%, 06/20/2024	20,098,000	19,776,072
5.22%, 06/25/2024	20,000,000	19,663,600
5.17%-5.20%, 06/27/2024	20,098,000	19,755,770
5.13%, 07/05/2024	17,923,000	17,599,938
4.96%-5.49%, 07/11/2024	22,327,000	21,906,047
5.07%, 07/18/2024	17,923,100	17,567,673
5.11%, 07/25/2024	18,450,200	18,066,344
5.10%, 08/01/2024	18,450,200	18,048,384
4.92%-5.50%, 08/08/2024	22,327,000	21,818,292
5.11%, 08/29/2024	20,000,000	19,486,664
4.89%-5.49%, 09/05/2024	21,059,000	20,506,377
4.86%-5.42%, 10/03/2024	23,780,000	23,079,441
4.80%-5.11%, 10/31/2024	19,049,000	18,411,843
4.77%-5.13%, 11/29/2024	15,312,000	14,743,496
4.78%-4.83%, 12/26/2024	12,058,000	11,571,158
4.63%, 01/23/2025	12,124,300	11,596,770

		845,561,806

	Principal Amount	Value
U.S. Treasury Notes-43.81%
0.38%, 04/15/2024	$11,010,000	$10,942,434
2.50%, 04/30/2024	14,712,000	14,643,158
0.25% - 2.50%, 05/15/2024	34,386,000	34,108,370
2.00% - 2.50%, 05/31/2024	34,432,000	34,164,728
0.25%, 06/15/2024	21,136,000	20,827,513
1.75% - 3.00%, 06/30/2024	57,128,000	56,520,435
0.38%, 07/15/2024	30,908,000	30,347,141
1.75% - 3.00%, 07/31/2024	65,023,000	64,166,591
0.38% - 2.38%, 08/15/2024	47,850,000	46,994,246
1.25% - 3.25%, 08/31/2024	50,563,000	49,765,067
0.38%, 09/15/2024	26,635,000	25,946,916
1.50% - 4.25%, 09/30/2024	42,538,000	41,874,832
0.63%, 10/15/2024	26,460,000	25,720,727
1.50% - 4.38%, 10/31/2024	48,729,000	47,933,240
0.75% - 2.25%, 11/15/2024	30,624,000	29,850,455
1.50% - 4.50%, 11/30/2024	41,693,000	40,878,789
1.00%, 12/15/2024	12,058,000	11,674,100
1.75% - 4.25%, 12/31/2024	25,954,900	25,496,447
1.13%, 01/15/2025	13,705,700	13,245,837
1.50% - 2.00%, 02/15/2025	45,670,000	44,254,214

		669,355,240

Total U.S. Treasury Securities (Cost $1,515,001,207)		1,514,917,046

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c) (Cost $524,051)	524,051	524,051

TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $1,515,525,258)		1,515,441,097
OTHER ASSETS LESS LIABILITIES-0.81%		12,366,522

NET ASSETS-100.00%		$1,527,807,619

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31,2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29,2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$357,133	$19,029,091	$(18,862,173)	$-	$-	$524,051	$8,425

(c) The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco Short Term Treasury ETF (TBLL)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of February 29,2024

U.S. Treasury Bills	55.35

U.S. Treasury Notes	43.81

Money Market Funds Plus Other Assets Less Liabilities	0.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco Taxable Municipal Bond ETF (BAB)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obllgations-98.34%
Alabama-0.66%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,400	$5,467,551
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,376,457
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	785,394
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	900	700,831

				10,330,233

Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	111,254

Arizona-1.76%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,259,589
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,676,986
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	3,853,211
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	1,978,454
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	905	647,570
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,478,476
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,355,170
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,204,144
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,225	1,239,463
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	500	491,964
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	650	615,323
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	900	807,283
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	430,893
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,459,600
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,110,455

				27,608,581

Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	116,153

Callfornia-24.24%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS- AGM)(a)	5.40%	10/01/2046	2,450	2,380,252
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,101,327
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	6.79%	04/01/2030	1,580	1,615,490
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,225,342
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,555,364
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	14,410	16,974,872
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	16,760	20,435,917
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,060	16,477,547
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,837,242
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,345,263
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	9,032,753
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,593,619
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	8,045	8,207,204
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	974,527
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	3,855,131
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	889,825
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	873,770
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	852,509
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	831.843
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	751,193
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,060,456
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,680	3,395,016
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	862,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Callfornia-(contlnued)
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	$1,850	$1,392,970
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,611,527
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	930,961
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	2,077,623
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	5,000	3,652,023
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	4,900	3,316,749
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,984,027
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	2,356,856
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	671,532
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	781,627
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	553,749
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	381,326
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,010,441
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	3,000	3,230,901
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,144,256
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,064,282
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	701,515
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	9,380	7,312,615
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,400	9,986,388
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	3,047,817
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,400	1,381,320
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	1,900	1,802,766
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,440,352
Inglewood (City of), CA, Series 2023, RB, (INS - AGM)(a)	6.40%	09/01/2053	1,000	1,035,174
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	980	997,318
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,109,746
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,190,332
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,120	1,208,133
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,378,226
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	499,425
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,391,855
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,715	2,033,985
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	6,997,359
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	3,464,172
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	6,500	6,137,170
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,268,528
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,350	2,595,056
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	461,978
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,154,941
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,813,065
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	970,078
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	936,907
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,273,796
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,146,280
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	511,381
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	573,277
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	558,387
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	795,384
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	600	537,778
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	877,568
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	428,416
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	314,976
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	700,725
Oxnard School District, Series 2020, Ref. GO Bonds, (INS- BAM)(a)	2.63%	08/01/2041	8,040	5,852,705
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	3,636,662
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,590,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Callfornia-(contlnued)
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	$3,250	$2,658,937
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,166,946
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	5,009,617
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	636,557
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	410	429,106
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,939,187
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	5,000	3,433,520
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	4,956,264
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	557,996
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,719,690
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	715,238
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	1,000	676,478
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	900	586,944
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,815,799
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,904,641
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB(b)	0.59%	05/01/2024	1,330	1,319,431
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	0.59%	05/01/2024	670	664,892
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,570,037
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	4,082,553
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	902,703
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	663,467
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	3,213,721
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,469,088
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	319,804
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,364,540
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,991,866
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	2,480	2,619,671
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	5,359,373
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,081,719
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	4,000	3,741,981
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	920,049
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	2,975,228
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	1,946,294
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	5,100,665
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	1,887,590
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,157,156
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,704,441
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	917,407
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,201,354
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,879,445
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,331,881
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,280,694
University of California, Series 2019 BD, RB	3.35%	07/01/2029	13,000	12,249,230
University of California, Series 2020 BG, RB	0.88%	05/15/2025	5,000	4,761,904
University of California, Series 2020 BG, RB	1.32%	05/15/2027	13,910	12,545,980
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,291,477
University of California, Series 2021 Bl, Ref. RB	0.87%	05/15/2026	1,000	919,198
University of California, Series 2021 Bl, Ref. RB	1.27%	05/15/2027	1,000	900,647
University of California, Series 2021 Bl, Ref. RB	1.37%	05/15/2028	1,000	879,959
University of California, Series 2021 Bl, Ref. RB	1.70%	05/15/2029	1,000	868,181
University of California, Series 2021 Bl, Ref. RB	1.90%	05/15/2030	1,000	853,954
University of California, Series 2021 Bl, Ref. RB	2.00%	05/15/2031	1,000	836,686
University of California, Series 2021 Bl, Ref. RB	2.05%	05/15/2032	1,000	817,506
University of California, Series 2021 Bl, Ref. RB	2.15%	05/15/2033	1,000	804,622
University of California, Series 2021 Bl, Ref. RB	2.25%	05/15/2034	1,000	792,928
University of California, Series 2021 Bl, Ref. RB	2.35%	05/15/2035	1,000	781,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Callfornia-(contlnued)
University of California, Series 2021 Bl, Ref. RB	2.45%	05/15/2036	$1,000	$772,847
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,860	1,324,174
University of California, Series 2022 BL, RB	4.50%	05/15/2052	1,000	879,715
University of California, Series 2024 B, RB	4.93%	05/15/2034	750	755,214

				380,313,960

Colorado-1.45%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,301,602
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP-Colorado Higher Education Intercept Program)	5.96%	03/01/2033	950	997,261
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	931,143
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,407,141
Colorado (State of) Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	2,950	3,546,879
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,005,417
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	2,000	2,083,398
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)	6.07%	11/01/2038	1,500	1,554,817
Colorado Mesa University, Series 2009 B, RB, (CEP-Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,266,608
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	884,204
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,670,761
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,238,169
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	468,579
Denver City & County School District No. 1, Series 2011, Ref. COP	7.02%	12/15/2037	1,220	1,403,201

				22,759,180

Connecticut-1.18%
Connecticut (State of), Series 2010, RB	5.46%	11/01/2030	1,000	1,014,454
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	500	475,419
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	494,183
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	237,905
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	369,475
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	181,394
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	311,217
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	385,428
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	555,409
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	711,850
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,822,064
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	744,386
New Britain (City of), CT, Series 2018, Ref. GO Bonds(b)(c)	4.35%	03/01/2028	20	19,412
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,765	4,293,950
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	2,999,527
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,095,073
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,754,883

				18,466,029

Delaware-0.32%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,720	5,014,540

District of Columbia-0.56%
District of Columbia, Series 2009 E, RB	5.59%	12/01/2034	2,200	2,259,209
District of Columbia, Series 2010 F, RB	5.58%	12/01/2035	1,300	1,350,676
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,243,531
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	950	873,476
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009 D, RB	7.46%	10/01/2046	2,430	3,018,001

				8,744,893

Florida-3.18%
Deltona (City of), FL, Series 2021, Ref. RB, (INS-BAM)(a)	2.84%	10/01/2050	3,000	1,987,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florlda-(contlnued)
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	$5,750	$4,531,921
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	793,844
Gainesville (City of), FL, Series 2003 B, RB, (INS - NATL)(a)	5.42%	10/01/2033	1,000	999,339
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,498,455
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	477,065
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,200	1,275,740
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,450	2,578,743
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	901,012
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,331,155
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,509,684
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,413,752
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,782,184
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	420,828
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	374,367
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	410,702
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	786,658
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	349,281
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,502,316
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	6,050	4,474,101
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	1,934,858
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,850	1,552,186
State Board of Administration Finance Corp., Series 2020 A, RB	1.26%	07/01/2025	2,700	2,567,136
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,056,777
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,342,386

				49,852,474

Georgia-1.83%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	719,556
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	3,753,613
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	4,000	2,784,342
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	942,377
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,268	4,815,540
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	7,470	8,313,858
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,266,600
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,068,013

				28,663,899

Hawali-1.40%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	981,935
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,068,405
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,945,346
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	914,529
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	4,900	4,508,047
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	3,957,372
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	781,980
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	694,820
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,879,882
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	500	513,556
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	817,477
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	510,614
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	98,436
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	414,479
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	811,898
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,950	2,100,284

				21,999,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
ldaho-0.33%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	$2,435	$2,346,002
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	2,385	2,277,203
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	570	599,789

				5,222,994

llllnois-6.38%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,194,250
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,525,618
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	5,040	5,021,312
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	1,979,002
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,832,205
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,049	2,191,697
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,700	6,337,733
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,576,693
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,276,606
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,781,072
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,580,140
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,570,380
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,712,636
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,682,718
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 E, Ref. GO Bonds	1.82%	12/01/2027	1,000	902,269
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,071,256
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	9,950	8,612,896
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,570,609
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	509,077
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	300	295,712
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	9,954,033
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,930,665
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	923	964,276
Illinois (State of), Series 2022 A, GO Bonds	5.50%	10/01/2025	1,000	1,004,242
Illinois (State of), Series 2023 A, GO Bonds	5.25%	05/01/2024	1,000	999,399
Illinois (State of), Series 2023 A, GO Bonds	5.25%	05/01/2025	1,000	998,985
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	1,002,498
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	1,000	1,002,907
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	818,738
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,032,338
Illinois (State of) Housing Development Authority, Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	1,000	1,000,474
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	1,000	1,029,815
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	845	905,140
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	531,056
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	145	155,795
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	707,546
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	231,911
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,198,934
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,739,091
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	1,995	1,597,433
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	501,412
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,500	1,510,257

				100,040,826

lndiana-0.66%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,347,096
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	1,950	1,670,101
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	333,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indlana-(contlnued)
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	$1,300	$1,224,584
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	972,087
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.60%	07/01/2047	1,000	964,547
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	830	858,781
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	2,970	3,062,917

				10,433,861

lowa-0.37%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	5,000	5,079,298
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	725	709,525

				5,788,823

Kansas-0.37%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,510	1,473,346
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,500	1,453,093
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,826,886
Kansas (State of) Development Finance Authority, Series 2021K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,040,549

				5,793,874

Kentucky-0.29%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	875,142
Kentucky (Comonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,284,937
Kentucky (Comonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,220,107
Kentucky Housing Corp., Series 2024 B, RB, (CEP - GNMA)	5.91%	07/01/2054	1,000	1,003,315
Louisville (City of)& Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	153,510

				4,537,011

Louisiana-1.57%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,346,750
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,501,552
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	2,900	2,072,321
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,416,328
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,450	1,066,392
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	688,887
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS-AGM)(a)	2.59%	02/01/2043	3,225	2,179,061
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS-AGM)(a)	2.64%	02/01/2048	950	595,315
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS-AGM)(a)	2.28%	06/01/2030	4,850	4,174,710
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	734,822
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,251,561
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corporation Project/ELL), Series 2022, RB	4.48%	08/01/2039	3,540	3,363,389
New Orleans (City of), LA, Series 2021, Ref. RB, (INS-AGM)(a)	2.84%	06/01/2041	1,400	1,011,569
New Orleans (City of), LA, Series 2021, Ref. RB, (INS-AGM)(a)	2.89%	12/01/2041	1,500	1,095,714
New Orleans (City of), LA, Series 2021, Ref. RB, (INS-AGM)(a)	2.94%	06/01/2045	870	587,669
New Orleans (City of), LA, Series 2021, Ref. RB, (INS-AGM)(a)	2.99%	12/01/2045	850	581,259

				24,667,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	$1,000	$732,582

Maryland-1.35%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,108,325
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	944,477
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	985,336
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,400	1,323,119
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	696,949
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	893,932
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	530,288
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	750,881
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	944,614
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	1,000	990,302
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	489,911
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	470,405
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	650,525
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	889,552
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	864,145
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	851,368
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	372,428
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	951,483
Maryland (State of) Transportation Authority, Series 2010 B, RB(b)(c)	5.60%	04/05/2024	1,150	1,164,014
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	991,481
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	491,659
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.53%	03/01/2047	500	489,124
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,046,541
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,036,832
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,400	1,189,185

				21,116,876

Massachusetts-3.11%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,293,108
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,775,206
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,950	1,924,743
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,388,517
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	1,000	732,983
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,870,106
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	909,800
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,658,877
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,171,015
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	1,950	1,572,488
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,435,190
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,187,183
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,133,538
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	820	818,251
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,093,849
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,517,451
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	757,415
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	940	932,718
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	873,534
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	350,652
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	350	366,508
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	600	496,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(contlnued)
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	$950	$719,541
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	524,232
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2019 F, Ref. RB	3.10%	08/01/2039	1,000	818,667
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,450	1,434,297
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,002,572

				48,758,634

Michigan-1.86%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,328,193
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,447,782
Macomb (County of), Ml, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,900	2,476,432
Michigan (State of) Building Authority, Series 2020 II, Ref. RB	2.71%	10/15/2040	3,900	2,915,914
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial
Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,694,880
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	464,048
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	880,150
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	489,355
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	235,862
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	457,919
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	448,370
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	877,648
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	429,704
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	835,863
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,526,803
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	257,624
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	887,271
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	4,000	3,111,647
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	950	811,305
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,186,060
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,133	881,374
Western Michigan University, Series 2021 B, Ref. RB, (INS-AGM)(a)	2.88%	11/15/2043	3,500	2,480,464

				29,124,668

Minnesota-0.49%
Minnesota (State of) Housing Finance Agency, Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,037,504
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	4,950	4,321,886
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	2,950	2,261,876

				7,621,266

Mississippi-1.64%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	2,955,569
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,610	2,673,096
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	965,915
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,086,654
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,413,571
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	6,029,888
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	4,000	3,148,993
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,461,177

				25,734,863

Missouri-1.22%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	1,260	1,151,141
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,815,000
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	2,900	2,787,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mlssourl-(contlnued)
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	$4,900	$4,078,427
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	950	949,831
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	950	949,714
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	4,950	5,516,440
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	835	920,115

				19,167,876

Montana-0.12%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,450	995,529
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	949,183

				1,944,712

Nebraska-0.28%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,511,058
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	3,950	2,938,998

				4,450,056

Nevada-0.43%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,295	1,364,252
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,819,410
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,547,139

				6,730,801

New Hampshire-0.43%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB.	3.78%	01/01/2036	1,200	934,466
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,880	2,005,808
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,241,798
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,920	1,394,009
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	217,213

				6,793,294

New Jersey-3.23%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	185	187,546
New Jersey (State of) Economic Development Authority, Series 2007 A-2, RB, (INS - AGC)(a)	6.31%	07/01/2026	1,115	1,120,857
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.40%	03/01/2033	250	253,685
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	2,490,808
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,574,362
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,044,181
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,140,633
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,940	1,960,044
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	834,424
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,052,738
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	482,882
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	7,213,640
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	455,324
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	71,376
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	175,353
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	428,039
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	417,404
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	745,760
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,161,152
Passaic (County of), NJ Improvement Authority (The), Series 2010, RB	6.54%	08/01/2031	1,000	1,001,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	$500	$546,374
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	543,101
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	775	785,158
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,796,346
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	4,386,862
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	3,341,068
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,550,307

				50,760,677

New Mexico-0.11%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	1,950	1,682,422

New York-13.24%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	342,028
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,965	2,389,328
Metropolitan Transportation Authority, Series 2010 A-2, RB	6.09%	11/15/2040	2,500	2,659,483
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,425	7,110,994
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,750	1,904,282
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	7,957,317
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,094,870
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	1,883,636
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eigh Series 2011, RB	4.93%	10/01/2051	5,385	5,237,320
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,225	1,094,685
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,428,901
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	2,675	2,281,644
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	7,000	7,048,534
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	1,000	685,033
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,476,298
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	6,055,519
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	7,870	8,565,763
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	8,923,383
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	950	961,413
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	5,267,019
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	5,355,160
New York (City of), NY, Series 2023 B-1, GO Bonds	5.83%	10/01/2053	5,000	5,596,142
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	9,000	8,882,464
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	9,229,377
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,618,130
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,080,510
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,644,247
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,424,044
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,380,478
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,644,895
New York (City of), NY Transitional Finance Authority, Series 2009, RB	5.77%	08/01/2036	1,100	1,137,009
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,048,526
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,610	4,018,569
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,559,464
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	2.45%	05/01/2027	1,000	934,478
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	950	931,045
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	199,950
New York (State of) Dormitory Authority, Series 2009, RB	5.63%	03/15/2039	1,200	1,242,819
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,099,454
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,795,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(contlnued)
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	$1,345	$1,350,802
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,816,691
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	1,900	1,544,070
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	3.19%	02/15/2043	4,900	3,659,801
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	0.58%	03/15/2024	500	499,234
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.06%	03/15/2025	500	479,704
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,865,445
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.49%	03/15/2024	1,000	998,442
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.89%	03/15/2025	900	861,907
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	931,287
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	912,995
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,000	896,450
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	900	792,738
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	862,579
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	845,968
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	830,330
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	719,517
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	2,946,889
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	4,687,907
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	3,573,452
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,453,453
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,274,664
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	4,900	3,660,590
New York State Environmental Facilities Corp., Series 2010 B, RB	5.71%	06/15/2030	950	992,110
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,950	2,010,723
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,104,538
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,850	3,891,979
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,756,708
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	1,950	1,793,673
New York Transportation Development Corp. (MTA ADA Upgrades) (Sustainability Bonds), Series 2023, RB	6.97%	06/30/2051	5,000	4,920,791
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,785,669
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,230	2,297,438
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	554,218

				207,762,723

North Carolina-0.04%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	671,369

Ohio-2.82%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	7,880	10,532,781
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,245	3,974,449
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,905	2,041,503
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	2,000	2,173,121
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	8,448,351
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,044,226
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	1,000	929,541
Cleveland (City of), OH, Series 2014, Ref. RB(b)(c)	5.50%	11/15/2024	900	900,157
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	826,307
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,067,073
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	1,000	1,054,998
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,166,282
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,617,670
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,655	2,625,977
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	853,073
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	918,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(contlnued)
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	$950	$770,487
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	3,367,693

				44,312,396

Oklahoma-0.99%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	876.982
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,117,709
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	5,000	4,733,975
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,950	4,726,287
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	737,992
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,400	1,352,692

				15,545,637

Oregon-1.54%
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGM)(a)	5.94%	06/01/2043	400	411,911
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,464,435
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,534,983
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,900	1,931,257
Oregon (State of) Department of Transportation, Series 2010 A, RB	5.83%	11/15/2034	950	1,010,042
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,219,102
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	774,214
Oregon State University, Series 2019, RB	4.05%	04/01/2052	3,950	3,186,489
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,921,396
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	772,473

				24,226,302

Pennsylvania-2.38%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	711,879
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,059,946
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	4,293,797
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	2,000	1,729,275
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	723,663
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	681,595
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,155,500
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	1,000	697,002
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	716,037
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,500	1,809,692
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	2,135	2,115,468
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	807,614
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	705,564
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	985,550
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,240,870
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,520,510
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	4,950	3,939,529
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	745,944
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	479,817
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	1,001,884
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,665,883
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,354,608
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,133,430

				37,275,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carollna-0.90%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	$1,000	$893,032
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	1,545	1,076,391
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	5,500	4,809,826
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	4,950	5,536,427
South Carolina Student Loan Corp., Series 2020 A, RB	3.59%	12/01/2039	1,900	1,844,280

				14,159,956

South Dakota-0.05%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	950	753,613

Tennessee-0.54%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,078,370
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	82,083
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	79,970
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	97,572
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	149,977
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	975,054
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	759,572
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	1,615,219
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,000	1,131,593
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,010,187
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,528,712

				8,508,309

Texas-10.29%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,777,351
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.64%	08/15/2030	10,000	9,975,429
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.79%	08/15/2046	1,000	970,102
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 D, RB	5.13%	08/15/2042	900	912,653
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,004,481
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	876,663
Corpus Christi (City of), TX, Series 2020 B, Ref. RB	2.81%	07/15/2040	300	226,575
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,059,866
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,213,398
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	642,154
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,945,952
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	940,963
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	917,550
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	899.377
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	662,923
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,730,921
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,704,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(contlnued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	$2,000	$1,588,172
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,168,529
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,826,797
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,278,678
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,400	2,187,611
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	778,980
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	500	481,818
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,164,419
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	900	600,885
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,120	5,156,533
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	950	945,075
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	246,687
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	900	885,347
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	245,373
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	929,504
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	450	437,532
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	850,755
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	832,293
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	203,843
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	197,334
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,075,502
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,016,117
El Paso (City of), TX, Series 2014, Ref. GO Bonds	5.18%	08/15/2034	1,000	983,711
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	928,832
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	545,666
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	1,000	729,455
Harris (County of)& Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS-AGM)(a)	3.71%	11/15/2056	4,000	2,806,257
Harris (County of)& Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS-AGM)(a)	3.86%	11/15/2040	2,155	1,772,350
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	900	785,619
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	910,931
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,803,449
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,722,235
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,994,395
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	382,836
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	950	711,450
Permanent University Fund - University of Texas System, Series 2009, RB	5.26%	07/01/2039	300	306,631
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,345	960,313
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,622,850
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,812,753
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	391,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(contlnued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	$900	$632,069
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	6,580	6,900,127
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	802,054
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	950	953,044
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,464,831
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,231,710
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,326,736
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,749,047
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,510,976
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,328,900
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	975,101
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,003,205
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,586,058
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,778,762
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,585	1,622,424
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,392,781
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	3,565,224
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	833,166
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,285,195
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	806,869
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,443,083
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	1,525	1,521,762
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,765	11,813,586
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,161,824
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,692,329
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	757,040
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	1,000	1,007,799
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	3,047,567
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	895,446
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	4,900	3,677,263

				161,495,890

Utah-0.95%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	500	517,774
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	150	149,384
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	1,050	1,035,506
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,765	1,885,651
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,618,339
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	3,950	3,500,997
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,258,243

				14,965,894

Virgin lslands-0.42%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,745	6,531,245

Virginia-0.41%
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	1,627	1,420,304
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,169	976,841
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,196,012
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,383,305
Virginia (Commonwealth of) Transportation Board, Series 2010, RB	4.70%	05/15/2024	1,395	1,391,844

				6,368,306

Washington-2.01%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	701,961
Central Puget Sound Regional Transit Authority (Build America Bonds), Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,872,512
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,450	7,066,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washlngton-(contlnued)
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	$1,380	$1,407,862
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB	5.73%	01/01/2030	2,450	2,567,606
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB	5.83%	01/01/2040	2,750	2,907,176
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	1,000	886,823
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,128,983
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	451,186
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,031,144
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,680,600
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	1,950	1,393,745
Washington (State of), Series 2010 B, GO Bonds	5.09%	08/01/2033	1,950	1,988,381
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,350	1,407,936

				31,492,249

West Virglnia-0.17%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,364,319
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,277,590

				2,641,909

Wlsconsin-0.70%
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	849,842
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,728,811
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,614,593
Wisconsin (State of), Series 2020-2, Ref. GO Bonds(b)	1.88%	05/01/2025	845	813,458
Wisconsin (State of), Series 2021 3, Ref. GO Bonds(b)	0.65%	05/01/2025	405	384,383
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	900	893,449
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	900	828,858
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,535,490
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,344,028

				10,992,912

Total Municipal Obligations (Cost $1,753,973,266)				1,542,787,438

U.S. Dollar Denominated Bonds & Notes-0.22%
California-0.22%
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	3,387,556

			Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $5,286,136)			5,286,136	5,286,136

TOTAL INVESTMENTS IN SECURITIES(f)-98.89% (Cost $1,764,259,402)				1,551,461,130
OTHER ASSETS LESS LIABILITIES-1.11%				17,343,209

NET ASSETS-100.00%				$1,568,804,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$11,750,804	$47,927,344	$(54,392,012)	$-	$-	$5,286,136	$268,810

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Municipal Corp.	6.13%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco Taxable Municipal Bond ETF (BAB)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29,2024

Ad Valorem Property Tax	20.51

College & University Revenue	12.69

Miscellaneous Revenue	10.68

Port, Airport & Marina Revenue	7.34

Electric Power Revenue	6.99

General Fund	6.24

Sales Tax Revenue	5.75

Lease Revenue	5.45

Water Revenue	5.11

Health, Hospital, Nursing Home Revenue	3.67

Highway Tolls Revenue	3.57

Revenue Types Each Less Than 3%	10.56

Money Market Funds Plus Other Assets Less Liabilities	1.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco Variable Rate Preferred ETF (VRP)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-74.55%
Banks-33.12%
BAC Capital Trust XIV, Series G, 6.05% (3 mo. Term SOFR + 0.66%)(b)(c)	$3,551,000	$2,933,745
Bank of America Corp.
Series AA, 6.10%(b)(d)(e)	13,805,000	13,830,161
Series DD, 6.30%(b)(d)(e)	7,270,000	7,322,019
Series FF, 5.88%(b)(e)	16,386,000	15,897,789
Series JJ, 5.13%(b)(e)	6,175,000	6,151,386
Series MM, 4.30%(b)(e)	5,575,000	5,375,154
Series RR, 4.38%(b)(d)(e)	12,100,000	11,202,473
Series TT, 6.13%(b)(d)(e)	14,526,000	14,550,104
Series U, 8.74% (3 mo. Term SOFR + 3.40%)(b)(c)	7,336,000	7,389,096
Series X, 6.25%(b)(e)	14,515,000	14,512,683
Bank of Montreal (Canada), 4.80%(b)(d)(e)	3,650,000	3,535,315
Bank of Nova Scotia (The) (Canada)
4.90%(b)(d)(e)	9,051,000	8,696,347
8.24% (3 mo. Term SOFR + 2.91%)(b)(c)	9,000,000	8,572,814
Citigroup, Inc.
3.88%(b)(e)	16,670,000	15,701,128
7.38%(b)(d)(e)	8,949,000	9,173,897
7.63%(b)(d)(e)	10,740,000	11,101,863
Series D, 9.03% (3 mo. Term SOFR + 3.73%)(b)(c)(d)	9,018,000	9,067,121
Series M, 6.30%(b)(e)	12,700,000	12,684,277
Series P, 5.95%(b)(d)(e)	14,257,000	14,152,971
Series V, 4.70%(b)(e)	10,800,000	10,402,174
Series Y, 4.15%(b)(e)	7,253,000	6,554,734
Citizens Financial Group, Inc., Series F, 5.65%(b)(d)(e)	2,930,000	2,845,462
CoBank, ACB
Series J, 4.25%(b)(e)	2,900,000	2,366,690
Series K, 6.45%(b)(e)	2,922,000	2,885,232
Comerica, Inc., 5.63%(b)(e)	2,857,000	2,741,686
Fifth Third Bancorp
Series H, 8.62% (3 mo. Term SOFR + 3.29%)(b)(c)	4,275,000	4,165,568
Series L, 4.50%(b)(e)	2,490,000	2,371,949
Huntington Bancshares, Inc.
Series E, 8.46% (3 mo. Term SOFR + 3.14%(b)(c)(d)	2,929,000	2,874,436
Series F, 5.63%(b)(d)(e)	3,611,000	3,286,010
Series G, 4.45%(b)(e)	3,635,000	3,201,246

	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
Series CC, 8.15% (3 mo. Term SOFR + 2.84%)(b)(c)(d)	$9,066,000	$9,130,115
Series FF, 5.00%(b)(e)	16,226,000	16,144,559
Series HH, 4.60%(b)(e)	21,744,000	21,221,961
Series II, 4.00%(b)(d)(e)	10,755,000	10,279,120
Series KK, 3.65%(b)(d)(e)	14,345,000	13,375,400
Series Q, 8.82% (3 mo. Term SOFR + 3.51%)(b)(c)(d)	10,870,000	10,941,199
Series R, 8.87% (3 mo. Term SOFR + 3.56%)(b)(c)(d)	10,890,000	10,962,615
Series S, 9.35% (3 mo. Term SOFR + 4.04%)(b)(c)	14,500,000	14,588,392
Series U, 6.13%(b)(e)	7,253,000	7,260,819
Series W, 6.57% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	3,044,000	2,681,836
Series X, 6.10%(b)(e)	11,484,000	11,478,397
KeyCorp, Series D, 5.00%(b)(e)	3,765,000	3,217,281
M&T Bank Corp.
3.50%(b)(e)	3,550,000	2,671,364
Series E, 9.18% (3 mo. Term SOFR + 3.87%)(b)(c)(d)	2,517,000	2,531,642
Series F, 5.13%(b)(e)	3,616,000	3,173,040
Series G, 5.00%(b)(d)(e)	2,875,000	2,740,594
PNC Financial Services Group, Inc. (The)
Series R, 8.64% (3 mo. Term SOFR + 3.30%)(b)(c)	3,605,000	3,618,097
Series S, 5.00%(b)(e)	3,835,000	3,656,107
Series T, 3.40%(b)(e)	10,865,000	9,222,142
Series U, 6.00%(b)(e)	7,251,000	7,024,095
Series V, 6.20%(b)(e)	8,978,000	8,856,302
Series W, 6.25%(b)(e)	10,917,000	10,330,984
Regions Financial Corp., Series D, 5.75%(b)(d)(e)	2,581,000	2,515,996
Truist Financial Corp.
Series A, 6.24% (3 mo. Term SOFR + 0.93%), 05/15/2027(c)	2,577,000	2,460,021
Series L, 8.75% (3 mo. Term SOFR + 3.36%)(b)(c)	5,425,000	5,476,131
Series M, 5.13%(b)(d)(e)	3,680,000	3,205,141
Series N, 4.80%(b)(e)	12,250,000	11,619,358
Series P, 4.95%(b)(e)	7,200,000	7,019,382
Series Q, 5.10%(b)(e)	7,216,000	6,616,707
U.S. Bancorp 3.70%(b)(e)	10,845,000	9,280,448
Series J, 5.30%(b)(e)	7,230,000	6,666,873
USB Capital IX, 6.60% (3 mo. Term SOFR + 1.28%)(b)(c)	4,880,000	3,929,441
Wells Fargo & Co. 7.63%(b)(d)(e)	12,450,000	13,204,831
Series BB, 3.90%(b)(e)	25,280,000	23,802,816

		516,448,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Capital Markets-8.22%
Bank of New York Mellon Corp. (The)
Series F, 4.63%(b)(e)	$7,186,000	$6,822,936
Series H, 3.70%(b)(e)	4,195,000	3,953,004
Series I, 3.75%(b)(e)	9,445,000	8,479,988
Charles Schwab Corp. (The)
Series F, 5.00%(b)(e)	3,540,000	3,090,099
Series G, 5.38%(b)(d)(e)	17,670,000	17,469,730
Series I, 4.00%(b)(d)(e)	14,913,000	13,754,446
Series K, 5.00%(b)(e)	5,450,000	5,041,347
Goldman Sachs Capital II, 6.37% (3 mo. Term SOFR + 1.03%)(b)(c)(d)	5,534,000	4,677,284
Goldman Sachs Group, Inc. (The)
Series O,5.30%(b)(d)(e)	4,730,000	4,686,804
Series Q, 5.50%(b)(d)(e)	3,684,000	3,653,631
Series R, 4.95%(b)(d)(e)	4,300,000	4,218,323
Series S, 4.40%(b)(e)	2,500,000	2,403,294
Series T, 3.80%(b)(e)	4,852,000	4,469,645
Series U, 3.65%(b)(d)(e)	5,465,000	4,959,618
Series V, 4.13%(b)(e)	5,432,000	4,967,634
Series W, 7.50%(b)(d)(e)	10,795,000	11,378,187
Mellon Capital IV, Series 1, 6.20% (3 mo. Term SOFR + 0.83%)(b)(c)	3,686,000	3,136,715
Northern Trust Corp., Series D, 4.60%(b)(d)(e)	3,645,000	3,525,978
State Street Corp. 6.65% (3 mo. Term SOFR + 1.26%), 06/15/2047(c)	3,623,000	3,049,421
Series H, 8.19% (3 mo. Term SOFR + 2.80%)(b)(c)	3,590,000	3,596,038
Series I, 6.70%(b)(e)	10,900,000	10,897,748

		128,231,870

Consumer Finance-3.29%
Ally Financial, Inc.
Series B, 4.70%(b)(e)	9,649,000	8,304,634
Series C, 4.70%(b)(e)	7,091,000	5,584,162
American Express Co., 3.55%(b)(e)	11,531,000	10,432,354
Capital One Financial Corp., Series M, 3.95%(b)(d)(e)	7,249,000	6,396,445
Discover Financial Services
Series C, 5.50%(b)(e)	4,180,000	3,530,344
Series D, 6.13%(b)(d)(e)	3,645,000	3,675,141
General Motors Financial Co., Inc.
Series A, 5.75%(b)(e)	7,106,000	6,622,803
Series B, 6.50%(b)(d)(e)	3,562,000	3,363,112
Series C, 5.70%(b)(d)(e)	3,610,000	3,394,223

		51,303,218

Electric Utilities-5.14%
American Electric Power Co., Inc., 3.88%, 02/15/2062(e)	5,450,000	4,875,215
Duke Energy Corp. 3.25%, 01/15/2082(e)	3,600,000	3,054,114
4.88%(b)(e)	7,165,000	7,113,401
Edison International 8.13%, 06/15/2053(e)	3,580,000	3,683,072
7.88%, 06/15/2054(e)	3,255,000	3,326,425
Series A, 5.38%(b)(e)	8,380,000	8,098,037
Series B, 5.00%(b)(d)(e)	3,805,000	3,622,426

	Principal Amount	Value
Electric Utilities-(continued)
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(e)	$8,694,000	$8,551,763
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(e)	2,578,000	2,509,597
7.13%, 09/15/2053(e)	2,900,000	3,005,508
NextEra Energy Capital Holdings, Inc. 4.80%, 12/01/2077(d)(e)	3,945,000	3,595,007
5.65%, 05/01/2079(e)	3,650,000	3,519,349
3.80%, 03/15/2082(e)	4,305,000	3,836,226
PPL Capital Funding, Inc., Series A, 8.27% (3 mo. Term SOFR + 2.93%), 03/30/2067(c)(d)	3,502,000	3,427,613
Southern California Edison Co., Series E, 9.77% (3 mo. Term SOFR + 4.46%)(b)(c)	2,512,000	2,531,950
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(e)	7,250,000	6,813,313
Series B, 4.00%, 01/15/2051(e)	8,994,000	8,648,595

		80,211,611

Financial Services-0.46%
Corebridge Financial, Inc., 6.88%, 12/15/2052(e)	7,190,000	7,185,385
Independent Power and Renewable Electricity Producers-0.19%
Tennessee Valley Authority
Series A, 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%), 05/01/2029(c)(d)(f)	59,429	1,316,352
Series D, 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%), 06/01/2028(c)(d)(f)	72,450	1,612,737

		2,929,089

lnsurance-6.37%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(e)	5,890,000	5,672,627
Allstate Corp. (The) 6.50%, 05/15/2057(e)	3,600,000	3,633,790
Series B, 8.51% (3 mo. Term SOFR + 3.20%), 08/15/2053(c)	5,819,000	5,836,637
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(e)	5,454,000	5,371,675
Assurant, Inc., 7.00%, 03/27/2048(e)	2,905,000	2,945,058
Enstar Finance LLC
5.75%, 09/01/2040(e)	2,304,000	2,214,544
5.50%, 01/15/2042(e)	3,656,000	3,302,094
Lincoln National Corp.
7.94% (3 mo. Term SOFR + 2.62%), 05/17/2066(c)	4,040,000	3,122,920
7.62% (3 mo. USD LIBOR + 2.04%), 04/20/2067(c)	3,210,000	2,369,782
Series C, 9.25%(b)(d)(e)	3,610,000	3,899,186
Markel Group, Inc., 6.00%(b)(d)(e)	4,359,000	4,334,923
MetLife, Inc., Series D, 5.88%(b)(d)(e)	3,590,000	3,570,786
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	2,858,000	2,776,569
PartnerRe Finance B LLC, 4.50%, 10/01/2050(e)	3,595,000	3,210,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc.
5.20%, 03/15/2044(e)	$3,610,000	$3,616,606
5.38%, 05/15/2045(e)	7,242,000	7,148,200
4.50%, 09/15/2047(d)(e)	5,425,000	5,070,844
5.70%, 09/15/2048(d)(e)	7,237,000	7,047,517
3.70%, 10/01/2050(e)	5,725,000	5,007,902
5.13%, 03/01/2052(e)	7,200,000	6,742,099
6.00%, 09/01/2052(d)(e)	8,695,000	8,684,656
6.75%, 03/01/2053(e)	3,600,000	3,748,378

		99,327,380

Machinery-0.31%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(e)	5,440,000	4,858,887

Media-0.65%
Paramount Global
6.25%, 02/28/2057(e)	4,726,000	3,898,288
6.38%, 03/30/2062(e)	7,150,000	6,209,346

		10,107,634

Multi-Utilities-2.69%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	5,318,000	4,607,313
CMS Energy Corp.
4.75%, 06/01/2050(e)	3,625,000	3,326,772
3.75%, 12/01/2050(e)	2,850,000	2,288,588
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(e)	4,901,000	4,908,247
Series B, 4.65%(b)(d)(e)	5,765,000	5,640,990
Series C, 4.35%(b)(d)(e)	5,402,000	5,066,365
Sempra
4.13%, 04/01/2052(e)	7,200,000	6,641,784
4.88%(b)(e)	6,500,000	6,379,457
WEC Energy Group, Inc., 7.68% (3 mo. Term SOFR + 2.37%), 05/15/2067(c)	3,283,000	3,131,082

		41,990,598

Oil, Gas & Consumable Fuels-11.87%
BP Capital Markets PLC (United Kingdom)
4.38%(b)(e)	18,094,000	17,874,476
4.88%(b)(d)(e)	17,788,000	16,842,995
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(e)	7,240,000	6,744,193
6.25%, 03/01/2078(e)	6,153,000	5,883,352
7.38%, 01/15/2083(e)	3,615,000	3,631,629
7.63%, 01/15/2083(e)	4,355,000	4,421,305
8.50%, 01/15/2084(d)(e)	9,050,000	9,672,812
Series 16-A, 6.00%, 01/15/2077(d)(e)	5,455,000	5,309,929
Series 20-A, Conv., 5.75%, 07/15/2080(e)	7,230,000	6,751,320
Series NC5,8.25%, 01/15/2084(e)	5,450,000	5,667,307

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P.
8.00%, 05/15/2054(d)(e)	$5,800,000	$6,031,159
8.59% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)	3,936,000	3,547,140
Series A, 9.60% (3 mo. Term SOFR + 4.29%)(b)(c)	6,878,000	6,803,462
Series B, 6.63%(b)(e)	4,000,000	3,720,664
Series F, 6.75%(b)(e)	3,637,000	3,582,625
Series G, 7.13%(b)(e)	7,975,000	7,706,804
Series H, 6.50%(b)(e)	6,500,000	6,316,370
EnLink Midstream Partners L.P., Series C, 9.76% (3 mo. Term SOFR + 4.37%)(b)(c)	2,650,000	2,583,405
Enterprise Products Operating LLC
5.38%, 02/15/2078(e)	5,101,000	4,728,201
Series D, 8.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)	2,591,000	2,600,671
Series E, 5.25%, 08/16/2077(e)	7,189,000	6,837,686
Plains All American Pipeline L.P., Series B, 9.68% (3 mo. Term SOFR + 4.37%)(b)(c)	5,778,000	5,775,007
TransCanada PipeLines Ltd. (Canada), 7.78% (3 mo. USD LIBOR + 2.21%), 05/15/2067(c)(d)	7,158,000	6,280,575
Transcanada Trust (Canada)
5.63%, 05/20/2075(e)	5,421,000	5,259,953
5.30%, 03/15/2077(e)	10,915,000	10,091,066
5.50%, 09/15/2079(e)	7,825,000	7,026,294
5.60%, 03/07/2082(e)	5,700,000	4,994,743
Series 16-A, 5.88%, 08/15/2076(e)	8,701,000	8,366,539

		185,051,682

Trading Companies & Distributors-0.35%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(d)(e)	5,440,000	5,390,167

Wireless Telecommunication Servlces-1.89%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(e)	14,520,000	14,898,333
3.25%, 06/04/2081(e)	3,600,000	3,346,957
4.13%, 06/04/2081(e)	7,225,000	6,186,949
5.13%, 06/04/2081(e)	6,800,000	5,051,575

		29,483,814

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,218,814,236)		1,162,520,071

	Shares
Preferred Stocks-23.93%
Banks-7.68%
Associated Banc-Corp, Pfd., 6.63%(e)	84,746	1,883,904
Banc of California, Inc., Series F, Pfd., 7.75%(e)	144,992	3,166,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Banks-(continued)
Bank of America Corp.
Series E, Pfd., 5.92% (3 mo. Term SOFR + 0.61%)(c)(d)	88,028	$2,066,017
Series 5, Pfd., 6.08% (3 mo. Term SOFR + 0.76%)(c)(d)	120,106	2,650,739
Series 2, Pfd., 6.25% (3 mo. Term SOFR + 0.91%)(c)(d)	86,579	1,825,951
Series 4, Pfd., 6.35% (3 mo. Term SOFR + 1.01%)(c)(d)	60,075	1,352,288
Series K, Pfd., 6.45%(d)	308,862	7,869,804
Series Z, Pfd., 6.50%(d)(e)	10,087,000	10,098,913
Citigroup, Inc.
Series W, Pfd., 4.00%(e)	10,840,000	10,286,621
Series U, Pfd., 5.00%(e)	10,797,000	10,684,741
Series T, Pfd., 6.25%(e)	10,859,000	10,838,778
Series J, Pfd., 9.65% (3 mo. Term SOFR + 4.30%)(c)(d)	158,974	4,055,427
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(e)	88,321	2,225,689
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(d)(e)	32,480	620,368
Fifth Third Bancorp, Series I, Pfd., 9.30%(d)(e)	131,380	3,383,035
First Horizon Corp., Series D, Pfd., 6.10%(d)(e)	28,935	725,400
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(e)	32,528	831,416
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(d)(e)	93,403	2,291,176
KeyCorp
Series E, Pfd., 6.13%(d)(e)	145,158	3,412,665
Pfd., 6.20%(d)(e)	171,479	3,918,295
M&T Bank Corp., Series H, Pfd., 5.63%(e)	72,657	1,755,393
Midland States Bancorp, Inc., Pfd., 7.75%(d)(e)	31,949	799,044
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(d)(e)	175,820	3,349,371
Regions Financial Corp.
Series C, Pfd., 5.70%(e)	144,277	3,348,669
Series B, Pfd., 6.38%(e)	146,936	3,646,952
Synovus Financial Corp.
Series E, Pfd., 5.88%(e)	101,734	2,553,523
Series D, Pfd., 8.94% (3 mo. Term SOFR + 3.61%)(c)	56,499	1,440,725
Truist Financial Corp., Series I, Pfd., 6.12% (3 mo. Term SOFR + 0.79%)(c)(d)	48,746	1,057,788
U.S. Bancorp
Series B, Pfd., 6.18% (3 mo. Term SOFR + 0.86%)(c)(d)	290,220	6,210,708
Series A, Pfd., 6.61% (3 mo. Term SOFR + 1.28%)(c)(d)	4,085	3,635,650
Valley National Bancorp
Series A, Pfd., 6.25%(d)(e)	32,482	671,728
Series B, Pfd., 9.17% (3 mo. USD LIBOR + 3.58%)(c)(d)	28,638	686,739
WesBanco, Inc., Series A, Pfd., 6.75%(d)(e)	42,867	1,020,235
Western Alliance Bancorporation, Series A, Pfd., 4.25%(e)	85,082	1,495,742

	Shares	Value
Banks-(continued)
Wintrust Financial Corp.
Series D, Pfd., 6.50%(d)(e)	35,303	$824,678
Series E, Pfd., 6.88%(d)(e)	82,458	2,072,994
Zions Bancorporation N.A., Series G, Pfd., 9.89% (3 mo. USD LIBOR + 4.24%)(c)	40,637	1,036,244

		119,794,035

Capital Markets-3.80%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(e)	7,265,000	7,131,195
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(e)	16,153,000	13,323,458
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 6.23% (3 mo. Term SOFR + 0.93%)(c)(d)	392,566	9,040,795
Series A, Pfd., 6.31% (3 mo. Term SOFR + 1.01%)(c)(d)	216,195	5,026,534
Series C, Pfd., 6.34% (3 mo. Term SOFR + 1.01%)(c)(d)	57,968	1,339,061
Series K, Pfd., 6.38%(d)(e)	203,811	5,184,952
Series P, Pfd., 8.44% (3 mo. Term SOFR + 3.14%)(c)	10,885,000	10,886,133
Morgan Stanley, Series A, Pfd., 6.28% (3 mo. Term SOFR + 0.96%)(c)	324,492	7,365,968

		59,298,096

Consumer Finance-0.24%
Synchrony Financial, Series B, Pfd., 8.25%(e)	145,300	3,639,765

Electric Utilities-0.40%
SCE Trust III, Series H, Pfd., 5.75%(e)	78,813	1,996,333
SCE Trust IV, Series J, Pfd., 5.38%(e)	92,629	2,181,413
SCE Trust V, Series K, Pfd., 5.45%(d)(e)	84,752	2,094,222

		6,271,968

Financial Services-2.32%
Apollo Global Management, Inc., Pfd., 7.63%(e)	177,754	4,754,919
Citigroup Capital XIII, Pfd., 11.95% (3 mo. Term SOFR + 6.63%)(c)	648,041	18,754,307
Compass Diversified Holdings, Series B, Pfd., 7.88%(e)	28,257	727,618
Equitable Holdings, Inc., Series B, Pfd., 4.95%(d)(e)	3,583,000	3,482,984
Jackson Financial, Inc., Pfd., 8.00%(e)	161,923	4,347,633
Merchants Bancorp
Series B, Pfd., 6.00%(d)(e)	36,661	921,291
Pfd., 8.25%(e)	41,119	1,049,768
Voya Financial, Inc., Series B, Pfd., 5.35%(d)(e)	87,009	2,167,394

		36,205,914

Food Products-0.44%
CHS, Inc.
Series 3, Pfd., 6.75%(e)	142,417	3,652,996
Series 2, Pfd., 7.10%(d)(e)	120,363	3,176,380

		6,829,376

lnsurance-3.30%
Allstate Corp. (The), Pfd., 8.74% (3 mo. Term SOFR + 3.43%)(c)(d)	145,348	3,770,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Insurance-(continued)
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(e)	114,285	$2,721,126
Series B, Pfd., 6.63%(e)	85,949	2,172,791
Argo Group International Holdings, Inc., Pfd., 7.00%(e)	42,376	1,004,311
Aspen Insurance Holdings Ltd., Pfd., 9.65% (Bermuda)(d)(e)	79,400	2,056,460
Athene Holding Ltd.
Series A, Pfd., 6.35%(e)	265,916	6,546,852
Series C, Pfd., 6.38%(d)(e)	174,228	4,366,154
Series E, Pfd., 7.75%(e)	145,560	3,871,896
Enstar Group Ltd., Series D, Pfd., 7.00%(e)	115,862	2,940,578
Kemper Corp., Pfd., 5.88%(d)(e)	43,372	951,148
MetLife, Inc.
Series G, Pfd., 3.85%(d)(e)	7,220,000	6,917,862
Series A, Pfd., 6.65% (3 mo. Term SOFR + 1.26%)(c)(d)	177,819	4,353,009
Reinsurance Group of America, Inc. Pfd., 5.75%(d)(e)	119,923	3,008,868
Pfd., 7.13%(e)	206,052	5,394,441
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(e)	56,497	1,417,510

		51,493,333

Mortgage REITs-3.36%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(d)(e)	34,497	828,618
AGNC Investment Corp.
Series F, Pfd., 6.13%(e)	164,865	3,875,976
Series E, Pfd., 6.50%(d)(e)	114,520	2,783,981
Series D, Pfd., 6.88%(d)(e)	67,822	1,675,203
Series G, Pfd., 7.75%(e)	43,137	995,171
Series C, Pfd., 10.69% (3 mo. Term SOFR + 5.37%)(c)(d)	93,162	2,393,332
Annaly Capital Management, Inc.
Series I, Pfd., 6.75%(e)	129,916	3,224,515
Series G, Pfd., 9.76% (3 mo. Term SOFR + 4.43%)(c)(d)	123,641	3,100,916
Series F, Pfd., 10.58% (3 mo. Term SOFR + 5.25%)(c)(d)	213,058	5,347,756
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(d)(e)	80,614	1,530,054
Chimera Investment Corp.
Series C, Pfd., 7.75%(d)(e)	73,459	1,526,478
Series B, Pfd., 8.00%(e)	91,811	2,203,464
Series D, Pfd., 8.00%(e)	56,494	1,344,557
Dynex Capital, Inc., Series C, Pfd., 6.90%(e)	31,505	769,982
Ellington Financial, Inc.
Series B, Pfd., 6.25%(d)(e)	34,959	723,302
Pfd., 6.75%(d)(e)	32,783	799,577
Series C, Pfd., 8.63%(d)(e)	29,333	704,285
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(d)(e)	59,278	983,422
MFA Financial, Inc., Series C, Pfd., 6.50%(d)(e)	77,684	1,711,378

	Shares	Value
Mortgage REITs-(continued)
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(d)(e)	41,273	$809,364
Series E, Pfd., 7.88%(d)(e)	52,281	1,213,965
Series D, Pfd., 8.00%(d)(e)	44,076	977,165
Rithm Capital Corp.
Series C, Pfd., 6.38%(d)(e)	112,331	2,453,309
Series D, Pfd., 7.00%(e)	131,812	2,981,587
Series B, Pfd., 7.13%(e)	81,314	1,954,789
Series A, Pfd., 7.50%(e)	44,164	1,066,561
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(d)(e)	78,183	1,829,482
Series B, Pfd., 7.63%(d)(e)	76,216	1,710,287
Series A, Pfd., 8.13%(e)	37,842	875,664

		52,394,140

Multi-Utilities-0.39%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 6.20% (Canada)(e)	100,630	2,540,907
NiSource, Inc., Series B, Pfd., 6.50%(d)(e)	143,853	3,590,571

		6,131,478

Oil, Gas & Consumable Fuels-1.38%
Energy Transfer L.P., Series E, Pfd., 7.60%(e)	230,255	5,802,426
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(e)	37,739	937,569
NGL Energy Partners L.P., Series B, Pfd., 12.80% (3 mo. USD LIBOR + 7.21%)(c)	89,611	2,580,797
NuStar Energy L.P.
Series B, Pfd., 11.28% (3 mo. Term SOFR + 5.90%)(c)	110,830	2,817,299
Series A, Pfd., 12.41% (3 mo. Term SOFR + 7.03%)(c)	65,837	1,669,626
Series C, Pfd., 12.53% (3 mo. USD LIBOR + 6.88%)(c)	50,691	1,294,141
NuStar Logistics L.P., Pfd., 12.31% (3 mo. Term SOFR + 7.00%)(c)	114,580	2,982,517
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(e)	48,036	1,201,380
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(e)	34,613	888,862
Series F, Pfd., 9.50% (Greece)(e)	48,875	1,281,503

		21,456,120

Trading Companies & Distributors-0.62%
Air Lease Corp., Series A, Pfd., 6.15%(d)(e)	74,009	1,868,727
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(e)	35,593	914,740
Series A, Pfd., 8.25%(e)	30,548	778,974
Series C, Pfd., 8.25%(e)	30,615	795,072
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(e)	43,180	1,073,455
WESCO International, Inc., Series A, Pfd., 10.63%(e)	155,415	4,211,746

		9,642,714

Total Preferred Stocks
(Cost $391,869,811)		373,156,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(g)(h)(i) (Cost $9,190,229)	9,190,229	$9,190,229

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.07% (Cost $1,619,874,276)		1,544,867,239

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.67%
Invesco Private Government Fund, 5 29%(9)(h)(i)	42,215,185	42,215,185

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(g)(h)(i)	108,499,083	$108,553,333

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,775,232)		150,768,518

TOTAL INVESTMENTS IN SECURITIES-108.74% (Cost $1,770,649,508)		1,695,635,757
OTHER ASSETS LESS LIABILITIES-(8.74)%		(136,255,994)

NET ASSETS-100.00%		$1,559,379,763

Investment Abbreviations:

Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Perpetual bond with no specified maturity date.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(d)	All or a portion of this security was out on loan at February 29, 2024.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$125,434,543	$(116,244,314)	$ -	$ -	$ 9,190,229	$ 204,361

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	35,396,501	120,885,731	(114,067,047)			42,215,185	972,592*

Invesco Private Prime Fund	98,157,459	169,178,399	(158,823,347)	(6,968)	47,790	108,553,333	2,648,133*

Total	$133,553,960	$415,498,673	$(389,134,708)	$(6,968)	$47,790	$159,958,747	$3,825,086

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco Variable Rate Preferred ETF (VRP)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29,2024

Financials	72.16

Energy	13.25

Utilities	8.81

Sector Types Each Less Than 3%	4.26

Money Market Funds Plus Other Assets Less Liabilities	1.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

(This Page Intentionally Left Blank)

113

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Assets:
Unaffiliated investments in securities, at value(a)	$803,049,841	$735,874,662	$741,927,595	$36,410,000	$670,909,692
Affiliated investments in securities, at value	-	21,956,487	68,094,787	-	217,827,744
Cash	7,633,750	-	1,281	1,915,537	245,625
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	23,640
Receivable for:
Dividends and interest	8,824,264	1,048,374	1,259,397	117,675	9,015,447
Securities lending	-	127,845	9,236	-	72,321
Investments sold	-	6,384	39,294,793	-	7,140,776
Fund shares sold	1,245,531	-	-	-	22,514
Foreign tax reclaims	-	-	-	-	-
Other assets	-	-	-	85	-

Total assets	820,753,386	759,013,752	850,587,089	38,443,297	905,257,759

Liabilities:
Due to custodian	-	63,954	-	-	-
Due to securities lending agent	-	6,384	-	-	-
Payable for:
Investments purchased	1,725,557	-	79,561,587	-	7,661,244
Collateral upon return of securities loaned	-	13,868,898	28,031,748	-	217,535,628
Collateral upon receipt of securities in-kind	-	-	-	-	23,640
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	178,919	292,830	86,972	7,448	267,151
Accrued expenses	-	-	-	-	643
Accrued tax expenses	-	-	-	-	1,437

Total liabilities	1,904,476	14,232,066	107,680,307	7,448	225,489,743

Net Assets	$818,848,910	$744,781,686	$742,906,782	$38,435,849	$679,768,016

Net assets consist of:
Shares of beneficial interest	$831,631,411	$881,294,607	$866,061,039	$38,480,104	$765,416,541
Distributable earnings (loss)	(12,782,501)	(136,512,921)	(123,154,257)	(44,255)	(85,648,525)

Net Assets	$818,848,910	$744,781,686	$742,906,782	$38,435,849	$679,768,016

Shares outstanding (unlimited amount authorized, $0.01 par value)	32,850,000	40,170,000	26,620,000	1,550,000	37,800,000
Net asset value	$24.93	$18.54	$27.91	$24.80	$17.98

Market price	$25.00	$18.55	$27.91	$24.81	$17.99

Unaffiliated investments in securities, at cost	$804,476,637	$753,511,370	$842,328,593	$36,410,000	$688,688,041

Affiliated investments in securities, at cost	$-	$21,302,030	$68,096,016	$-	$217,818,091

(a) Includes securities on loan with an aggregate value of:	$-	$13,337,942	$27,476,704	$-	$208,933,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$47,465,389	$2,673,725,537	$91,986,813	$4,490,036,692	$1,514,917,046	$1,546,174,994	$1,535,677,010
3,601,634	-	-	118,660,161	524,051	5,286,136	159,958,747
117	2,585,976	16,941	-	7,800	7,319	20,486
-	2,106,385	-	6,639	-	-	3,845,941
484,274	29,759,778	1,065,332	31,263,596	2,443,876	18,771,377	18,586,511
403	-	-	505,845	-	-	171,990
683,329	-	-	4,178,599	212,795,287	-	-
-	7,980,628	-	-	10,543,936	-	193,151
-	-	-	19,781	-	-	-
-	-	-	375	-	-	-

52,235,146	2,716,158,304	93,069,086	4,644,671,688	1,741,231,996	1,570,239,826	1,718,453,836

-	-	-	16,026,513	-	-	-
-	-	-	-	-	-	-
953,994	7,834,417	-	-	213,328,880	1,088,267	3,842,215
3,493,669	-	-	118,671,535	-	-	150,775,232
-	2,106,384	-	6,639	-	-	3,845,941
-	-	-	2,382,142	-	-	-
8,090	602,027	20,556	1,774,672	95,497	347,220	607,647
-	-	-	-	-	-	3,038
-	-	-	-	-	-	-

4,455,753	10,542,828	20,556	138,861,501	213,424,377	1,435,487	159,074,073

$47,779,393	$2,705,615,476	$93,048,530	$4,505,810,187	$1,527,807,619	$1,568,804,339	$1,559,379,763

$50,769,014	$2,829,466,574	$99,609,853	$5,914,212,431	$1,529,128,073	$1,795,638,981	$1,740,600,564
(2,989,621)	(123,851,098)	(6,561,323)	(1,408,402,244)	(1,320,454)	(226,834,642)	(181,220,801)

$47,779,393	$2,705,615,476	$93,048,530	$4,505,810,187	$1,527,807,619	$1,568,804,339	$1,559,379,763

2,050,000	113,200,000	4,050,000	378,300,000	14,490,001	59,200,000	66,200,000
$23.31	$23.90	$22.97	$11.91	$105.44	$26.50	$23.56

$23.33	$23.96	$23.00	$11.88	$105.49	$26.48	$23.60

$49,440,353	$2,773,357,158	$98,000,444	$5,261,647,281	$1,515,001,207	$1,758,973,266	$1,610,684,047

$3,601,984	$-	$-	$118,671,535	$524,051	$5,286,136	$159,965,461

$3,387,474	$-	$-	$117,092,372	$-	$-	$146,291,471

115

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Investment income:
Unaffiliated interest income	$13,589,356	$-	$12,456,154	$618,880	$15,258,260
Unaffiliated dividend income	-	31,262,357	-	-	-
Affiliated dividend income	-	455,232	95,244	-	55,968
Securities lending income, net	-	999,425	40,252	-	492,549
Foreign withholding tax	-	-	-	-	-

Total investment income	13,589,356	32,717,014	12,591,650	618,880	15,806,777

Expenses:
Unitary management fees	1,087,776	1,700,051	541,310	49,176	1,466,192
Tax expenses	-	-	-	-	650

Total expenses	1,087,776	1,700,051	541,310	49,176	1,466,842

Less: Waivers	-	(141)	(1,893)	-	(1,152)

Net expenses	1,087,776	1,699,910	539,417	49,176	1,465,690

Net investment income	12,501,580	31,017,104	12,052,233	569,704	14,341,087

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,580,571)	(23,135,976)	(8,679,595)	-	(4,607,771)
Affiliated investment securities	-	(31,366)	10,729	-	53,770
Unaffiliated in-kind redemptions	(9,267,700)	1,150,041	1,604,377	-	309,076
Affiliated in-kind redemptions	-	14,448	-	-	-
Distributions of underlying fund shares	-	122,430	-	-	-

Net realized gain (loss)	(10,848,271)	(21,880,423)	(7,064,489)	-	(4,244,925)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	39,780,583	49,070,558	2,578,155	-	22,903,195
Affiliated investment securities	-	530,017	(1,229)	-	8,327

Change in net unrealized appreciation	39,780,583	49,600,575	2,576,926	-	22,911,522

Net realized and unrealized gain (loss)	28,932,312	27,720,152	(4,487,563)	-	18,666,597

Net increase in net assets resulting from operations	$41,433,892	$58,737,256	$ 7,564,670	$569,704	$33,007,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$851,148	$42,343,105	$1,440,298	$-	$38,486,578	$31,005,757	$32,610,762
-	-	-	143,144,608	-	-	11,563,173
2,358	-	-	313,200	8,425	268,810	204,361
2,886	-	-	3,252,495	-	-	1,235,980
-	-	-	(192,315)	-	-	-

856,392	42,343,105	1,440,298	146,517,988	38,495,003	31,274,567	45,614,276

46,369	3,423,384	124,090	11,025,592	593,699	2,119,026	3,646,041
-	-	-	-	-	-	650

46,369	3,423,384	124,090	11,025,592	593,699	2,119,026	3,646,691

(46)	-	-	(5,919)	(138)	(5,113)	(3,877)

46,323	3,423,384	124,090	11,019,673	593,561	2,113,913	3,642,814

810,069	38,919,721	1,316,208	135,498,315	37,901,442	29,160,654	41,971,462

(178,981)	(3,321,256)	(52,847)	(28,859,554)	244,822	53,776	(3,369,584)
883	-	-	53,745	-	-	47,790
(191,038)	(9,941,995)	-	(14,560,037)	-	-	(2,120,510)
-	-	-	-	-	-	-
-	-	-	-	-	-	-

(369,136)	(13,263,251)	(52,847)	(43,365,846)	244,822	53,776	(5,442,304)

771,234	107,589,172	3,167,812	320,484,909	899,576	22,469,067	76,065,273
(296)	-	-	(13,964)	-	-	(6,968)

770,938	107,589,172	3,167,812	320,470,945	899,576	22,469,067	76,058,305

401,802	94,325,921	3,114,965	277,105,099	1,144,398	22,522,843	70,616,001

$1,211,871	$133,245,642	$4,431,173	$412,603,414	$39,045,840	$51,683,497	$112,587,463

117

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco California AMT-Free Municipal Bond ETF (PWZ)		Invesco CEF Income Composite ETF (PCEF)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$12,501,580	$16,110,528	$31,017,104	$45,080,854
Net realized gain (loss)	(10,848,271)	(4,252,621)	(21,880,423)	(43,322,100)
Change in net unrealized appreciation (depreciation)	39,780,583	1,646,959	49,600,575	(982,509)

Net increase (decrease) in net assets resulting from operations	41,433,892	13,504,866	58,737,256	776,245

Distributions to Shareholders from:
Distributable earnings	(12,231,273)	(16,284,639)	(31,746,717)	(59,586,125)
Return of capital	-	-	-	(6,893,411)

Total distributions to shareholders	(12,231,273)	(16,284,639)	(31,746,717)	(66,479,536)

Shareholder Transactions:
Proceeds from shares sold	313,184,400	179,426,529	68,139,918	83,555,227
Value of shares repurchased	(183,686,227)	(83,590,164)	(11,546,956)	(84,512,777)
Transaction fees	9,049	425,964	-	-

Net increase (decrease) in net assets resulting from share transactions	129,507,222	96,262,329	56,592,962	(957,550)

Net increase (decrease) in net assets	158,709,841	93,482,556	83,583,501	(66,660,841)

Net assets:
Beginning of period	660,139,069	566,656,513	661,198,185	727,859,026

End of period	$818,848,910	$660,139,069	$744,781,686	$661,198,185

Changes in Shares Outstanding:
Shares sold	13,250,000	7,500,000	3,870,000	4,510,000
Shares repurchased	(7,700,000)	(3,500,000)	(660,000)	(4,610,000)
Shares outstanding, beginning of period	27,300,000	23,300,000	36,960,000	37,060,000

Shares outstanding, end of period	32,850,000	27,300,000	40,170,000	36,960,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco Equal Weight 0-30 Treasury ETF (GOVI)		Invesco Floating Rate Municipal Income ETF (PVI)		Invesco Fundamental High Yield® Corporate Bond (PHB)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$12,052,233	$14,730,166	$569,704	$1,530,443	$14,341,087	$28,594,928	$810,069	$1,270,104
(7,064,489)	(16,998,261)	-	-	(4,244,925)	(32,534,021)	(369,136)	(725,725)
2,576,926	(33,566,759)	-	-	22,911,522	41,235,389	770,938	(63,447)

7,564,670	(35,834,854)	569,704	1,530,443	33,007,684	37,296,296	1,211,871	480,932

(12,872,223)	(14,136,883)	(628,213)	(1,548,995)	(16,273,206)	(26,774,161)	(827,412)	(1,254,740)
-	-	-	-	-	-	-	-

(12,872,223)	(14,136,883)	(628,213)	(1,548,995)	(16,273,206)	(26,774,161)	(827,412)	(1,254,740)

212,932,144	298,877,088	8,693,091	19,925,844	156,889,975	80,931,815	8,165,932	37,168,025
(125,041,969)	(113,567,760)	(9,931,634)	(43,643,574)	(38,274,443)	(289,516,428)	(5,662,177)	(20,872,110)
-	-	-	-	-	-	-	-

87,890,175	185,309,328	(1,238,543)	(23,717,730)	118,615,532	(208,584,613)	2,503,755	16,295,915

82,582,622	135,337,591	(1,297,052)	(23,736,282)	135,350,010	(198,062,478)	2,888,214	15,522,107

660,324,160	524,986,569	39,732,901	63,469,183	544,418,006	742,480,484	44,891,179	29,369,072

$742,906,782	$660,324,160	$38,435,849	$39,732,901	$679,768,016	$544,418,006	$47,779,393	$44,891,179

7,810,000	10,230,000	350,000	800,000	8,800,000	4,700,000	350,000	1,600,000
(4,610,000)	(3,880,000)	(400,000)	(1,750,000)	(2,200,000)	(16,800,000)	(250,000)	(900,000)
23,420,000	17,070,000	1,600,000	2,550,000	31,200,000	43,300,000	1,950,000	1,250,000

26,620,000	23,420,000	1,550,000	1,600,000	37,800,000	31,200,000	2,050,000	1,950,000

119

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco National AMT-Free Municipal Bond ETF (PZA)		Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$38,919,721	$61,227,240	$1,316,208	$2,589,734
Net realized gain (loss)	(13,263,251)	(19,317,339)	(52,847)	(2,290,832)
Change in net unrealized appreciation (depreciation)	107,589,172	(4,698,574)	3,167,812	1,426,211

Net increase (decrease) in net assets resulting from operations	133,245,642	37,211,327	4,431,173	1,725,113

Distributions to Shareholders from:
Distributable earnings	(38,292,149)	(62,219,731)	(1,318,445)	(2,613,885)

Shareholder Transactions:
Proceeds from shares sold	425,026,308	560,353,606	1,150,315	-
Value of shares repurchased	(124,468,980)	(210,179,980)	-	(25,464,373)
Transaction fees	37,792	975,482	-	-

Net increase (decrease) in net assets resulting from share transactions	300,595,120	351,149,108	1,150,315	(25,464,373)

Net increase (decrease) in net assets	395,548,613	326,140,704	4,263,043	(26,353,145)

Net assets:
Beginning of period	2,310,066,863	1,983,926,159	88,785,487	115,138,632

End of period	$2,705,615,476	$2,310,066,863	$93,048,530	$88,785,487

Changes in Shares Outstanding:
Shares sold	18,500,000	24,100,000	50,000	-
Shares repurchased	(5,400,000)	(9,150,000)	-	(1,150,000)
Shares outstanding, beginning of period	100,100,000	85,150,000	4,000,000	5,150,000

Shares outstanding, end of period	113,200,000	100,100,000	4,050,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco Preferred ETF (PGX)		Invesco Short Term Treasury ETF (TBLL)		Invesco Taxable Municipal Bond ETF (BAB)		Invesco Variable Rate Preferred ETF (VRP)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$135,498,315	$287,608,631	$37,901,442	$46,251,465	$29,160,654	$55,628,135	$41,971,462	$89,032,652
(43,365,846)	(411,193,374)	244,822	(595,206)	53,776	(58,270,516)	(5,442,304)	(65,379,463)
320,470,945	(70,068,988)	899,576	226,424	22,469,067	(21,088,846)	76,058,305	44,975,586

412,603,414	(193,653,731)	39,045,840	45,882,683	51,683,497	(23,731,227)	112,587,463	68,628,775

(144,415,609)	(300,697,738)	(39,182,134)	(46,034,156)	(29,588,795)	(55,177,900)	(51,883,230)	(97,311,997)

171,356,503	694,326,613	385,415,095	885,649,046	30,148,617	69,175,867	85,494,628	60,346,521
(518,411,153)	(1,042,915,111)	(268,288,463)	(299,542,591)	-	(310,464,455)	(78,101,690)	(431,589,853)
-	-	-	-	9,666	83,015	-	-

(347,054,650)	(348,588,498)	117,126,632	586,106,455	30,158,283	(241,205,573)	7,392,938	(371,243,332)

(78,866,845)	(842,939,967)	116,990,338	585,954,982	52,252,985	(320,114,700)	68,097,171	(399,926,554)

4,584,677,032	5,427,616,999	1,410,817,281	824,862,299	1,516,551,354	1,836,666,054	1,491,282,592	1,891,209,146

$4,505,810,187	$4,584,677,032	$1,527,807,619	$1,410,817,281	$1,568,804,339	$1,516,551,354	$1,559,379,763	$1,491,282,592

15,550,000	59,800,000	3,650,000	8,400,000	1,150,000	2,600,000	3,700,000	2,700,000
(46,100,000)	(89,750,000)	(2,540,000)	(2,840,000)	-	(11,900,000)	(3,500,000)	(19,300,000)
408,850,000	438,800,000	13,380,001	7,820,001	58,050,000	67,350,000	66,000,000	82,600,000

378,300,000	408,850,000	14,490,001	13,380,001	59,200,000	58,050,000	66,200,000	66,000,000

121

Financial Highlights

Invesco California AMT-Free Municipal Bond ETF (PWZ)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$24.18		$24.32	$28.03	$27.64	$27.62	$25.86

Net investment income(a)	0.39		0.67	0.59	0.64	0.67	0.67
Net realized and unrealized gain (loss) on investments	0.74		(0.14)	(3.72)	0.40	0.02	1.76

Total from investment operations	1.13		0.53	(3.13)	1.04	0.69	2.43

Distributions to shareholders from:
Net investment income	(0.38)		(0.69)	(0.59)	(0.65)	(0.67)	(0.67)

Transaction fees(a)	0.00	b)	0.02	0.01	-	0.00 (b)	0.00 (b)

Net asset value at end of period	$24.93		$24.18	$24.32	$28.03	$27.64	$27.62

Market price at end of period(c)	$25.00		$24.24	$24.23	$28.05	$27.58	$27.62

Net Asset Value Total Return(d)	4.72%		2.27%	(11.28)%	3.80%	2.56%	9.58%
Market Price Total Return(d)	4.76%		2.91%	(11.66)%	4.10%	2.34%	9.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$818,849		$660,139	$566,657	$520,028	$451,918	$346,602
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.22	%(e)	2.78%	2.25%	2.31%	2.46%	2.55%
Portfolio turnover rate(f)	2%		5%	3%	7%	12%	13%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Financial Highlights–(continued)

Invesco CEF Income Composite ETF (PCEF)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$17.89		$19.64	$24.61	$20.92	$22.35	$22.99

Net investment income(a)(b)	0.80		1.21	1.11	0.98	1.35	1.18
Net realized and unrealized gain (loss) on investments	0.66		(1.17)	(4.48)	4.33	(1.05)	(0.19)

Total from investment operations	1.46		0.04	(3.37)	5.31	0.30	0.99

Distributions to shareholders from:
Net investment income	(0.81)		(1.60)	(1.60)	(1.62)	(1.73)	(1.63)
Return of capital	-		(0.19)	-	-	-	-

Total distributions	(0.81)		(1.79)	(1.60)	(1.62)	(1.73)	(1.63)

Net asset value at end of period	$18.54		$17.89	$19.64	$24.61	$20.92	$22.35

Market price at end of period(c)	$18.55		$17.91	$19.63	$24.64	$20.91	$22.35

Net Asset Value Total Return(d)	8.54%		0.49%	(14.04)%	26.36%	1.84%	4.72%
Market Price Total Return(d)	8.47%		0.65%	(14.18)%	26.58%	1.80%	4.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$744,782		$661,198	$727,859	$955,554	$756,106	$760,959
Ratio to average net assets of:
Expenses(e)	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income(b)	9.12	%(f)	6.62%	5.03%	4.30%	6.36%	5.35%
Portfolio turnover rate(g)	12%		30%	21%	25%	21%	20%

(a)	Based on average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Financial Highlights–(continued)

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$28.19		$30.75	$37.04	$39.21	$36.19	$31.68

Net investment income(a)	0.46		0.75	0.53	0.41	0.47	0.69
Net realized and unrealized gain (loss) on investments	(0.25)		(2.60)	(6.31)	(2.21)	3.04	4.51

Total from investment operations	0.21		(1.85)	(5.78)	(1.80)	3.51	5.20

Distributions to shareholders from:
Net investment income	(0.49)		(0.71)	(0.51)	(0.37)	(0.49)	(0.69)

Net asset value at end of period	$27.91		$28.19	$30.75	$37.04	$39.21	$36.19

Market price at end of period(b)	$27.91		$28.22	$30.65	$37.04	$39.14	$36.23

Net Asset Value Total Return(c)	0.79%		(6.07)%	(15.71)%	(4.60)%	9.82%	16.71%
Market Price Total Return(c)	0.68%		(5.66)%	(15.99)%	(4.43)%	9.50%	16.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$742,907		$660,324	$524,987	$414,835	$203,903	$179,124
Ratio to average net assets of:
Expenses	0.15	%(d)	0.23%	0.25%	0.25%	0.25%	0.26	%(e)
Net investment income	3.34	%(d)	2.56%	1.57%	1.12%	1.25%	2.13	%(e)
Portfolio turnover rate(f)	13%		19%	5%	3%	9%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Financial Highlights–(continued)

Invesco Floating Rate Municipal Income ETF (PVI)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022		2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$24.83		$24.89	$24.88		$24.93		$24.93		$24.93

Net investment income (loss)(a)	0.36		0.59	0.05		(0.05)		0.17		0.31
Net realized and unrealized gain (loss) on investments	-		0.01	(0.01	)(b)	0.00	(c)	(0.00	)(c)	-

Total from investment operations	0.36		0.60	0.04		(0.05)		0.17		0.31
Distributions to shareholders from:
Net investment income	(0.39)		(0.66)	(0.03)		(0.00	)(c)	(0.17)		(0.31)

Net asset value at end of period	$24.80		$24.83	$24.89		$24.88		$24.93		$24.93

Market price at end of period(d)	$24.81		$24.86	$24.89		$24.88		$24.93		$24.96

Net Asset Value Total Return(e)	1.47%		2.45%	0.17%		(0.20)%		0.69%		1.26%
Market Price Total Return(e)	1.39%		2.57%	0.17%		(0.20)%		0.58%		1.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,436		$39,733	$63,469		$48,518		$49,855		$57,338
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%		0.25%		0.25%		0.26	%(g)
Net investment income (loss)	2.90	%(f)	2.38%	0.22%		(0.19)%		0.70%		1.25	%(g)

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Financial Highlights–(continued)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$17.45		$17.15	$19.59	$18.90	$19.06	$18.56

Net investment income(a)	0.43		0.76	0.61	0.68	0.76	0.77
Net realized and unrealized gain (loss) on investments	0.58		0.26	(2.45)	0.71	(0.15)	0.51

Total from investment operations	1.01		1.02	(1.84)	1.39	0.61	1.28

Distributions to shareholders from:
Net investment income	(0.48)		(0.72)	(0.60)	(0.70)	(0.77)	(0.78)

Net asset value at end of period	$17.98		$17.45	$17.15	$19.59	$18.90	$19.06

Market price at end of period(b)	$17.99		$17.46	$17.07	$19.61	$18.89	$19.07

Net Asset Value Total Return(c)	5.91%		6.09%	(9.55)%	7.49%	3.38%	7.12%
Market Price Total Return(c)	5.91%		6.64%	(10.06)%	7.66%	3.28%	7.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$679,768		$544,418	$742,480	$834,635	$757,811	$760,546
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.89	%(d)	4.40%	3.29%	3.55%	4.09%	4.18%
Portfolio turnover rate(e)	15%		31%	44%	32%	35%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Financial Highlights–(continued)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.02		$23.50	$27.03	$27.40	$26.33	$24.80

Net investment income(a)	0.44		0.78	0.57	0.60	0.71	0.76
Net realized and unrealized gain (loss) on investments	0.30		(0.51)	(3.25)	(0.26)	1.07	1.53

Total from investment operations	0.74		0.27	(2.68)	0.34	1.78	2.29

Distributions to shareholders from:
Net investment income	(0.45)		(0.75)	(0.56)	(0.61)	(0.71)	(0.76)
Net realized gains	-		-	(0.29)	(0.10)	-	-

Total distributions	(0.45)		(0.75)	(0.85)	(0.71)	(0.71)	(0.76)

Net assetvalue atend of period	$23.31		$23.02	$23.50	$27.03	$27.40	$26.33

Market price at end of period(b)	$23.33		$23.01	$23.43	$27.04	$27.39	$26.31

Net Asset Value Total Return(c)	3.24%		1.20%	(10.10)%	1.25%	6.91%	9.45%
Market Price Total Return(c)	3.38%		1.46%	(10.39)%	1.34%	6.95%	9.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,779		$44,891	$29,369	$52,706	$63,030	$92,171
Ratio to average net assets of:
Expenses	0.22	%(d)	0.22%	0.22%	0.22%	0.22%	0.23	%(e)
Net investment income	3.84	%(d)	3.38%	2.23%	2.21%	2.68%	3.03	%(e)
Portfolio turnover rate(f)	8%		20%	30%	34%	36%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Financial Highlights–(continued)

Invesco National AMT-Free Municipal Bond ETF (PZA)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.08		$23.30	$27.19	$26.74	$26.76	$25.11

Net investment income(a)	0.37		0.67	0.62	0.63	0.68	0.76
Net realized and unrealized gain (loss) on investments	0.81		(0.22)	(3.90)	0.46	(0.02)	1.65

Total from investment operations	1.18		0.45	(3.28)	1.09	0.66	2.41

Distributions to shareholders from:
Net investment income	(0.36)		(0.68)	(0.61)	(0.64)	(0.69)	(0.76)

Transaction fees(a)	0.00	(b)	0.01	0.00 (b)	0.00 (b)	0.01	0.00	(b

Net asset value at end of period	$23.90		$23.08	$23.30	$27.19	$26.74	$26.76

Market price at end of period(c)	$23.96		$23.06	$23.26	$27.21	$26.73	$26.80

Net Asset Value Total Return(d)	5.17%		2.00%	(12.21)%	4.11%	2.60%	9.83%
Market Price Total Return(d)	5.52%		2.08%	(12.42)%	4.23%	2.42%	9.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,705,615		$2,310,067	$1,983,926	$2,470,368	$2,677,153	$2,005,998
Ratio to average net assets of:
Expenses	0.28	%(e)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.18	%(e)	2.89%	2.42%	2.32%	2.59%	2.99%
Portfolio turnover rate(f)	3%		3%	4%	10%	15%	11%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Financial Highlights–(continued)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.20		$22.36	$26.31	$25.67	$25.68	$23.99

Net investment income(a)	0.33		0.62	0.58	0.61	0.67	0.69
Net realized and unrealized gain (loss) on investments	0.77		(0.14)	(3.83)	0.66	(0.01)	1.70

Total from investment operations	1.10		0.48	(3.25)	1.27	0.66	2.39

Distributions to shareholders from:
Net investment income	(0.33)		(0.64)	(0.58)	(0.63)	(0.67)	(0.70)
Net realized gains	-		-	(0.12)	-	-	-

Total distributions	(0.33)		(0.64)	(0.70)	(0.63)	(0.67)	(0.70)

Net asset value at end of period	$22.97		$22.20	$22.36	$26.31	$25.67	$25.68

Market price at end of period(b)	$23.00		$22.14	$22.36	$26.29	$25.73	$25.70

Net Asset Value Total Return(c)	5.01%		2.15%	(12.55)%	5.00%	2.66%	10.17%
Market Price Total Return(c)	5.43%		1.88%	(12.49)%	4.66%	2.83%	10.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$93,049		$88,785	$115,139	$121,015	$98,829	$79,601
Ratio to average net assets of:
Expenses	0.28	%(d)	0.28%	0.28%	0.28%	0.28%	0.29	%(e)
Net investment income	2.97	%(d)	2.78%	2.37%	2.35%	2.64%	2.84	%(e)
Portfolio turnover rate(f)	4%		10%	6%	15%	12%	11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Financial Highlights–(continued)

Invesco Preferred ETF (PGX)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022		2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$11.21		$12.37	$15.11		$14.86		$14.93		$14.60

Net investment income(a)	0.34		0.70	0.69		0.73		0.75		0.78
Net realized and unrealized gain (loss) on investments	0.73		(1.13)	(2.74)		0.26		(0.06)		0.36

Total from investment operations	1.07		(0.43)	(2.05)		0.99		0.69		1.14

Distributions to shareholders from:
Net investment income	(0.37)		(0.73)	(0.69)		(0.74)		(0.76)		(0.81)

Net asset value at end of period	$11.91		$11.21	$12.37		$15.11		$14.86		$14.93

Market price at end of period(b)	$11.88		$11.20	$12.37		$15.12		$14.91		$14.97

Net Asset Value Total Return(c)	9.77%		(3.48)%	(13.85)%		6.81%		4.98%		8.23%
Market Price Total Return(c)	9.59%		(3.56)%	(13.91)%		6.52%		5.04%		8.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,505,810		$4,584,677	$5,427,617		$7,459,245		$6,260,956		$5,352,615
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50	%(e)	0.50	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	6.14	%(d)	5.98%	5.01	%(e)	4.89	%(e)	5.20	%(e)	5.45	%(e)
Portfolio turnover rate(f)	3%		15%	11%		25%		18%		15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Financial Highlights–(continued)

Invesco Short Term Treasury ETF (TBLL)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$105.44		$105.48	$105.67	$105.77	$105.60	$105.48

Net investment income(a)	2.68		4.29	0.50	0.09	1.27	2.39
Net realized and unrealized gain (loss) on investments	0.08		(0.18)	(0.33)	(0.06)	0.37	0.16

Total from investment operations	2.76		4.11	0.17	0.03	1.64	2.55

Distributions to shareholders from:
Net investment income	(2.76)		(4.15)	(0.34)	(0.09)	(1.45)	(2.43)
Net realized gains	-		-	(0.02)	(0.04)	(0.02)	-

Total distributions	(2.76)		(4.15)	(0.36)	(0.13)	(1.47)	(2.43)

Net asset value at end of period	$105.44		$105.44	$105.48	$105.67	$105.77	$105.60

Market price at end of period(b)	$105.49		$105.51	$105.51	$105.68	$105.78	$105.62

Net Asset Value Total Return(c)	2.67%		3.98%	0.15%	0.03%	1.56%	2.44%
Market Price Total Return(c)	2.65%		4.03%	0.18%	0.04%	1.55%	2.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,527,808		$1,410,817	$824,862	$667,805	$938,170	$547,018
Ratio to average net assets of:
Expenses	0.08	%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	5.11	%(d)	4.08%	0.48%	0.09%	1.20%	2.27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Financial Highlights–(continued)

Invesco Taxable Municipal Bond ETF (BAB)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021		2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.12		$27.27	$33.55	$33.40		$32.83	$29.66

Net investment income(a)	0.50		0.95	0.85	0.85		1.07	1.23
Net realized and unrealized gain (loss) on investments	0.38		(1.15)	(6.28)	0.16		0.58	3.14

Total from investment operations	0.88		(0.20)	(5.43)	1.01		1.65	4.37

Distributions to shareholders from:
Net investment income	(0.50)		(0.95)	(0.86)	(0.86)		(1.10)	(1.23)

Transaction fees(a)	0.00		0.00 (b)	0.01	-		0.02	0.03

Net asset value at end of period	$26.50		$26.12	$27.27	$33.55		$33.40	$32.83

Market price at end of period(c)	$26.48		$26.12	$27.24	$33.46		$33.41	$32.97

Net Asset Value Total Return(d)	3.45%		(0.70)%	(16.38)%	3.08%		5.28%	15.31%
Market Price Total Return(d)	3.37%		(0.59)%	(16.23)%	2.78%		4.88%	16.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,568,804		$1,516,551	$1,836,666	$2,365,476		$2,005,861	$1,308,223
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%	0.28	%(f)	0.27%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.28%	0.28	%(f)	0.28%	0.28%
Net investment income	3.85	%(e)	3.61%	2.78%	2.58	%(f)	3.32%	4.06%
Portfolio turnover rate(g)	1%		4%	3%	5%		18%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Financial Highlights–(continued)

Invesco Variable Rate Preferred ETF (VRP)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.60		$22.90	$26.30	$24.96	$25.28	$25.14

Net investment income(a)	0.65		1.20	1.03	1.07	1.13	1.14
Net realized and unrealized gain (loss) on investments	1.12		(0.18)	(3.26)	1.38	(0.31)	0.33

Total from investment operations	1.77		1.02	(2.23)	2.45	0.82	1.47

Distributions to shareholders from:
Net investment income	(0.81)		(1.32)	(1.17)	(1.11)	(1.14)	(1.33)

Net asset value at end of period	$23.56		$22.60	$22.90	$26.30	$24.96	$25.28

Market price at end of period(b)	$23.60		$22.59	$22.86	$26.38	$25.01	$25.33

Net Asset Value Total Return(c)	8.03%		4.68%	(8.63)%	10.00%	3.48%	6.17%
Market Price Total Return(c)	8.25%		4.83%	(9.06)%	10.11%	3.51%	6.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,559,380		$1,491,283	$1,891,209	$1,930,424	$1,472,807	$1,529,601
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.76	%(d)	5.32%	4.21%	4.14%	4.61%	4.63%
Portfolio turnover rate(e)	5%		14%	9%	15%	22%	13%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco California AMT-Free Municipal Bond ETF (PWZ)	“California AMT-Free Municipal Bond ETF”

Invesco CEF Income Composite ETF (PCEF)	“CEF Income Composite ETF”

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)	“Equal Weight 0-30 Year Treasury ETF”

Invesco Floating Rate Municipal Income ETF (PVI)	“Floating Rate Municipal Income ETF”

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	“Fundamental High Yield® Corporate Bond ETF”

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	“Fundamental Investment Grade Corporate Bond ETF”

Invesco National AMT-Free Municipal Bond ETF (PZA)	“National AMT-Free Municipal Bond ETF”

Invesco New York AMT-Free Municipal Bond ETF (PZT)	“New York AMT-Free Municipal Bond ETF”

Invesco Preferred ETF (PGX)	“Preferred ETF”

Invesco Short Term Treasury ETF (TBLL)	“Short Term Treasury ETF”

Invesco Taxable Municipal Bond ETF (BAB)	“Taxable Municipal Bond ETF”

Invesco Variable Rate Preferred ETF (VRP)	“Variable Rate Preferred ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Equal Weight 0-30 Year Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of CEF Income Composite ETF, Equal Weight 0-30 Year Treasury ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Short Term Treasury ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Taxable Municipal Bond ETF are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Short Term Treasury ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

134

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index

CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM

Equal Weight 0-30 Year Treasury ETF	ICE 1-30 Year Laddered Matuirty US Treasury Index

Floating Rate Municipal Income ETF	ICE US Municipal AMT-Free VRDO Constrained Index

Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index

Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index

National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index

New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index

Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index

Short Term Treasury ETF	ICE U.S. Treasury Short Bond Index

Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index

Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting

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the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income

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reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Short Term Treasury ETF and, for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications -Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers

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that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by those Funds as listed below:

Amount

CEF Income Composite ETF	$97,597

Preferred ETF	291,889

Variable Rate Preferred ETF	55,281

J. Other Risks

ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

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Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry

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groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Transition Risk. Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. The FCA will permit the use of synthetic USD LIBOR rates for non-U.S. contracts for a limited period of time after June 30, 2023, but any such rates would be considered non-representative of the underlying market.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

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Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Not a Money Market Fund. Short Term Treasury ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.

Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, policy changes by the U.S. Government or its regulatory agencies and other governmental actions and political events within the United States,

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changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence; increase volatility in the financial markets, perhaps suddenly and to a significant degree; reduce prices of U.S. Treasury securities and/or increase the costs of various kinds of debt; result in higher interest rates; and even raise concerns about the U.S. Government’s credit rating and ability to service its debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Short Term Treasury ETF, the oversight of the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

California AMT-Free Municipal Bond ETF	0.28%

CEF Income Composite ETF	0.50%

Equal Weight 0-30 Year Treasury ETF	0.15%

Floating Rate Municipal Income ETF	0.25%

Fundamental High Yield® Corporate Bond ETF	0.50%

Fundamental Investment Grade Corporate Bond ETF	0.22%

National AMT-Free Municipal Bond ETF	0.28%

New York AMT-Free Municipal Bond ETF	0.28%

Preferred ETF	0.50%

Short Term Treasury ETF	0.08%

Taxable Municipal Bond ETF	0.28%

Variable Rate Preferred ETF	0.50%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

California AMT-Free Municipal Bond ETF	$-

CEF Income Composite ETF	141

Equal Weight 0-30 Year Treasury ETF	1,893

Floating Rate Municipal Income ETF	-

142

Fundamental High Yield® Corporate Bond ETF	$1,152

Fundamental Investment Grade Corporate Bond ETF	46

National AMT-Free Municipal Bond ETF	-

New York AMT-Free Municipal Bond ETF	-

Preferred ETF	5,919

Short Term Treasury ETF	138

Taxable Municipal Bond ETF	5,113

Variable Rate Preferred ETF	3,877

For Short Term Treasury ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

CEF Income Composite ETF	S-Network Global Indexes, LLC

Equal Weight 0-30 Year Treasury ETF	Nasdaq, Inc.

Floating Rate Municipal Income ETF	ICE Data Indices, LLC

Fundamental High Yield® Corporate Bond ETF	Research Affiliates®

Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®

National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC

Preferred ETF	ICE Data Indices, LLC

Short Term Treasury ETF	ICE Data Indices, LLC

Taxable Municipal Bond ETF	ICE Data Indices, LLC

Variable Rate Preferred ETF	ICE Data Indices, LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

CEF Income Composite ETF	$5,612

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024, for each Fund (except for California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF). As of February 29, 2024, all of the securities in California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

CEF Income Composite ETF

Investments in Securities

Closed-End Funds	$743,963,362	$-	$-	$743,963,362

Money Market Funds	-	13,867,787	-	13,867,787

Total Investments	$743,963,362	$13,867,787	$-	$757,831,149

Equal Weight 0-30 Year Treasury ETF

Investments in Securities

U.S. Treasury Securities	$-	$741,927,595	$-	$741,927,595

Money Market Funds	40,064,268	28,030,519	-	68,094,787

Total Investments	$40,064,268	$769,958,114	$-	$810,022,382

Fundamental High Yield® Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$670,909,692	$-	$670,909,692

Money Market Funds	282,463	217,545,281	-	217,827,744

Total Investments	$282,463	$888,454,973	$-	$888,737,436

Fundamental Investment Grade Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$47,465,389	$-	$47,465,389

Money Market Funds	108,315	3,493,319	-	3,601,634

Total Investments	$108,315	$50,958,708	$-	$51,067,023

Preferred ETF

Investments in Securities

Preferred Stocks	$4,485,392,064	$4,644,628	$-	$4,490,036,692

Money Market Funds	-	118,660,161	-	118,660,161

Total Investments	$4,485,392,064	$123,304,789	$-	$4,608,696,853

Short Term Treasury ETF

Investments in Securities

U.S. Treasury Securities	$-	$1,514,917,046	$-	$1,514,917,046

Money Market Funds	524,051	-	-	524,051

Total Investments	$524,051	$1,514,917,046	$-	$1,515,441,097

Taxable Municipal Bond ETF

Investments in Securities

Municipal Obligations	$-	$1,542,787,438	$-	$1,542,787,438

U.S. Dollar Denominated Bonds & Notes	-	3,387,556	-	3,387,556

Money Market Funds	5,286,136	-	-	5,286,136

Total Investments	$5,286,136	$1,546,174,994	$-	$1,551,461,130

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	Level 1	Level 2	Level 3	Total

Variable Rate Preferred ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$2,929,089	$1,159,590,982	$-	$1,162,520,071

Preferred Stocks	289,506,254	83,650,685	-	373,156,939

Money Market Funds	9,190,229	150,768,518	-	159,958,747

Total Investments	$301,625,572	$1,394,010,185	$-	$1,695,635,757

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

California AMT-Free Municipal Bond ETF	$97,794	$596,180	$693,974

CEF Income Composite ETF	16,723,562	62,516,539	79,240,101

Equal Weight 0-30 Year Treasury ETF	893,898	5,162,093	6,055,991

Floating Rate Municipal Income ETF	-	-	-

Fundamental High Yield® Corporate Bond ETF	21,694,640	41,517,576	63,212,216

Fundamental Investment Grade Corporate Bond ETF	153,438	464,399	617,837

National AMT-Free Municipal Bond ETF	9,412,030	2,010,657	11,422,687

New York AMT-Free Municipal Bond ETF	106,457	386,151	492,608

Preferred ETF	43,873,696	518,806,530	562,680,226

Short Term Treasury ETF	1,076,894	-	1,076,894

Taxable Municipal Bond ETF	3,775,830	10,349,379	14,125,209

Variable Rate Preferred ETF	8,266,011	68,936,454	77,202,465

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

California AMT-Free Municipal Bond ETF	$27,447,279	$16,030,525

CEF Income Composite ETF	79,635,392	80,440,091

Equal Weight 0-30 Year Treasury ETF	-	-

Floating Rate Municipal Income ETF	-	-

Fundamental High Yield® Corporate Bond ETF	91,305,575	88,227,386

Fundamental Investment Grade Corporate Bond ETF	4,358,109	3,574,890

National AMT-Free Municipal Bond ETF	104,437,887	65,088,385

New York AMT-Free Municipal Bond ETF	4,095,955	3,603,675

Preferred ETF	151,139,094	155,370,706

Short Term Treasury ETF	-	-

Taxable Municipal Bond ETF	25,256,540	11,843,262

Variable Rate Preferred ETF	80,011,673	87,557,418

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For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:

	Purchases	Sales

Equal Weight 0-30 Year Treasury ETF	$104,293,992	$91,786,046

Short Term Treasury ETF	-	-

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

California AMT-Free Municipal Bond ETF	$296,619,692	$173,347,273

CEF Income Composite ETF	68,026,134	11,547,996

Equal Weight 0-30 Year Treasury ETF	203,641,868	120,443,913

Floating Rate Municipal Income ETF	-	-

Fundamental High Yield® Corporate Bond ETF	146,540,170	35,870,792

Fundamental Investment Grade Corporate Bond ETF	7,519,601	5,510,992

National AMT-Free Municipal Bond ETF	396,257,892	126,629,323

New York AMT-Free Municipal Bond ETF	1,161,387	-

Preferred ETF	162,658,689	507,612,313

Short Term Treasury ETF	-	-

Taxable Municipal Bond ETF	25,502,260	-

Variable Rate Preferred ETF	69,157,878	74,521,599

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

California AMT-Free Municipal Bond ETF	$20,471,506	$(21,982,069)	$(1,510,563)	$804,560,404

CEF Income Composite ETF	30,580,823	(65,243,607)	(34,662,784)	792,493,933

Equal Weight 0-30 Year Treasury ETF	22,671	(110,078,696)	(110,056,025)	920,078,407

Floating Rate Municipal Income ETF	-	-	-	36,410,000

Fundamental High Yield® Corporate Bond ETF	7,370,517	(26,113,710)	(18,743,193)	907,480,629

Fundamental Investment Grade Corporate Bond ETF	96,014	(2,104,232)	(2,008,218)	53,075,241

National AMT-Free Municipal Bond ETF	39,845,678	(139,638,410)	(99,792,732)	2,773,518,269

New York AMT-Free Municipal Bond ETF	466,978	(6,480,609)	(6,013,631)	98,000,444

Preferred ETF	12,954,766	(811,539,524)	(798,584,758)	5,407,281,611

Short Term Treasury ETF	290,408	(407,907)	(117,499)	1,515,558,596

Taxable Municipal Bond ETF	11,651,457	(224,449,729)	(212,798,272)	1,764,259,402

Variable Rate Preferred ETF	10,401,638	(106,089,223)	(95,687,585)	1,791,323,342

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For CEF Income Composite ETF, Equal Weight 0-30 Year Treasury ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF, Short Term Treasury ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Taxable Municipal Bond ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

In addition to the fees and expenses which the Invesco CEF Income Composite ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Actual	$1,000.00	$1,047.20	0.28%	$1.43

Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41

Invesco CEF Income Composite ETF (PCEF)

Actual	1,000.00	1,085.40	0.50	2.59

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)

Actual	1,000.00	1,007.90	0.15	0.75

Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.15	0.75

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Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Floating Rate Municipal Income ETF (PVI)

Actual	$1,000.00	$1,014.70	0.25%	$1.25

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Actual	1,000.00	1,059.10	0.50	2.56

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Actual	1,000.00	1,032.40	0.22	1.11

Hypothetical (5% return before expenses)	1,000.00	1,023.77	0.22	1.11

Invesco National AMT-Free Municipal Bond ETF (PZA)

Actual	1,000.00	1,051.70	0.28	1.43

Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Actual	1,000.00	1,050.10	0.28	1.43

Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41

Invesco Preferred ETF (PGX)

Actual	1,000.00	1,097.70	0.50	2.61

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

Invesco Short Term Treasury ETF (TBLL)

Actual	1,000.00	1,026.70	0.08	0.40

Hypothetical (5% return before expenses)	1,000.00	1,024.47	0.08	0.40

Invesco Taxable Municipal Bond ETF (BAB)

Actual	1,000.00	1,034.50	0.28	1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.47	0.28	1.41

Invesco Variable Rate Preferred ETF (VRP)

Actual	1,000.00	1,080.30	0.50	2.59

Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515	P-TRST2-FINC-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024

RSPE	Invesco ESG S&P 500 Equal Weight ETF

PBUS	Invesco MSCI USA ETF

EQAL	Invesco Russell 1000 Equal Weight ETF

SPVU	Invesco S&P 500® Enhanced Value ETF

XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

SPHB	Invesco S&P 500® High Beta ETF

DIVG	Invesco S&P 500 High Dividend Growers ETF

SPHD	Invesco S&P 500® High Dividend Low Volatility ETF

SPLV	Invesco S&P 500® Low Volatility ETF

SPMV	Invesco S&P 500 Minimum Variance ETF

SPMO	Invesco S&P 500® Momentum ETF

QVML	Invesco S&P 500 QVM Multi-factor ETF

QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF

XMLV	Invesco S&P MidCap Low Volatility ETF

QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF

XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF

XSLV	Invesco S&P SmallCap Low Volatility ETF

XSHQ	Invesco S&P SmallCap Quality ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-4.22%
Alphabet, Inc., Class A(b)	182	$25,200
Alphabet, Inc., Class C(b)	153	21,386
AT&T, Inc.	2,597	43,967
Comcast Corp., Class A	1,062	45,507
Electronic Arts, Inc.	320	44,634
Interpublic Group of Cos., Inc. (The)	1,413	44,368
News Corp., Class A	1,534	41,234
News Corp., Class B	461	12,903
Walt Disney Co. (The)	479	53,447
Warner Bros. Discovery, Inc.(b)	4,028	35,406

		368,052

Consumer Discretionary-11.09%
Aptiv PLC(b)	544	43,243
Best Buy Co., Inc.	586	47,396
eBay, Inc.	1,061	50,164
Etsy, Inc.(b)	553	39,645
General Motors Co.	1,337	54,790
Hasbro, Inc.(c)	919	46,216
Hilton Worldwide Holdings, Inc.	261	53,327
Home Depot, Inc. (The)	135	51,382
Lowe’s Cos., Inc.	210	50,541
Marriott International, Inc., Class A	216	53,972
McDonald’s Corp.	153	44,719
NIKE, Inc., Class B	378	39,285
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,420	46,924
Ralph Lauren Corp.	339	63,027
Royal Caribbean Cruises Ltd.(b)	371	45,763
Starbucks Corp.	452	42,895
TJX Cos., Inc. (The)	495	49,074
Tractor Supply Co.(c)	210	53,407
Whirlpool Corp.	402	43,171
Yum! Brands, Inc.	355	49,139

		968,080

Consumer Staples-7.16%
Archer-Daniels-Midland Co.	601	31,919
Campbell Soup Co.	1,017	43,365
Colgate-Palmolive Co.	568	49,143
Estee Lauder Cos., Inc. (The), Class A	329	48,883
General Mills, Inc.	668	42,872
Hershey Co. (The)	232	43,597
Kellanova	819	45,168
Kraft Heinz Co. (The)	1,215	42,865
McCormick & Co., Inc.	649	44,690
Mondelez International, Inc., Class A	617	45,084
PepsiCo, Inc.	262	43,319
Target Corp.	329	50,311
Walgreens Boots Alliance, Inc.	2,057	43,732
Walmart, Inc.	855	50,112

		625,060

Financials-15.57%
Aflac, Inc.	538	43,438
Allstate Corp. (The)	317	50,568
American Express Co.	262	57,488
American International Group, Inc.	673	49,055
Bank of America Corp.	1,441	49,743

	Shares	Value
Financials-(continued)
Bank of New York Mellon Corp. (The)	931	$52,220
Capital One Financial Corp.	386	53,118
Citigroup, Inc.	919	50,995
Fifth Third Bancorp	1,454	49,930
Globe Life, Inc.	356	45,187
Goldman Sachs Group, Inc. (The)	129	50,187
Hartford Financial Services Group, Inc. (The)	564	54,054
Invesco Ltd.(d)	2,932	45,182
JPMorgan Chase & Co.	281	52,283
M&T Bank Corp.	335	46,813
Mastercard, Inc., Class A	107	50,799
MetLife, Inc.	692	48,260
Moody’s Corp.	118	44,772
Morgan Stanley	554	47,666
Nasdaq, Inc.	788	44,286
Northern Trust Corp.	549	45,089
PayPal Holdings, Inc.(b)	744	44,893
Principal Financial Group, Inc.	588	47,546
Prudential Financial, Inc.	448	48,828
Regions Financial Corp.	2,572	47,916
S&P Global, Inc.	105	44,980
State Street Corp.	614	45,270
Visa, Inc., Class A(c)	173	48,897

		1,359,463

Health Care-14.28%
Abbott Laboratories	418	49,592
AbbVie, Inc.	300	52,815
Agilent Technologies, Inc.	340	46,702
Amgen, Inc.	163	44,634
Baxter International, Inc.	1,224	50,086
Becton, Dickinson and Co.	188	44,283
Biogen, Inc.(b)	188	40,794
Boston Scientific Corp.(b)	802	53,100
Cigna Group (The)	171	57,480
CVS Health Corp.	603	44,845
DaVita, Inc.(b)	421	53,454
Edwards Lifesciences Corp.(b)	633	53,723
Elevance Health, Inc.	92	46,115
Gilead Sciences, Inc.	558	40,232
Hologic, Inc.(b)	641	47,306
Humana, Inc.	91	31,879
Illumina, Inc.(b)	385	53,835
Medtronic PLC	557	46,432
Merck & Co., Inc.	415	52,767
Moderna, Inc.(b)	546	50,363
Quest Diagnostics, Inc.	325	40,589
Regeneron Pharmaceuticals, Inc.(b)	53	51,203
Thermo Fisher Scientific, Inc.	89	50,746
UnitedHealth Group, Inc.	80	39,488
Vertex Pharmaceuticals, Inc.(b)	125	52,593
Waters Corp.(b)	152	51,288

		1,246,344

Industrials-16.42%
American Airlines Group, Inc.(b)(c)	3,263	51,164
Automatic Data Processing, Inc.	189	47,464
Caterpillar, Inc.	172	57,441
CSX Corp.	1,312	49,777

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Cummins, Inc.	190	$51,036
Deere & Co.	120	43,806
Dover Corp.	306	50,606
Emerson Electric Co.	500	53,425
IDEX Corp.	215	50,719
Illinois Tool Works, Inc.	178	46,663
J.B. Hunt Transport Services, Inc.	233	48,070
Johnson Controls International PLC	799	47,357
Norfolk Southern Corp.	193	48,902
Otis Worldwide Corp.	507	48,317
PACCAR, Inc.	463	51,342
Paychex, Inc.	356	43,653
Pentair PLC	660	51,342
Republic Services, Inc.	271	49,756
Robert Half, Inc.	531	42,692
Rockwell Automation, Inc.	158	45,043
Stanley Black & Decker, Inc.	473	42,234
Trane Technologies PLC	191	53,856
Union Pacific Corp.	190	48,201
United Parcel Service, Inc., Class B	286	42,402
United Rentals, Inc.	93	64,474
Verisk Analytics, Inc.	187	45,235
W.W. Grainger, Inc.	55	53,540
Waste Management, Inc.	252	51,824
Xylem, Inc.	417	52,980

		1,433,321

Information Technology-15.13%
Adobe, Inc.(b)	74	41,461
Akamai Technologies, Inc.(b)	383	42,482
Applied Materials, Inc.	303	61,091
Arista Networks, Inc.(b)	206	57,173
Autodesk, Inc.(b)	200	51,634
Cisco Systems, Inc.	922	44,597
Fortinet, Inc.(b)	849	58,674
Gen Digital, Inc.	1,988	42,722
Hewlett Packard Enterprise Co.	2,770	42,187
HP, Inc.	1,544	43,742
Intel Corp.	1,066	45,891
Intuit, Inc.	78	51,706
Juniper Networks, Inc.	1,531	56,693
Keysight Technologies, Inc.(b)	311	47,987
Lam Research Corp.	64	60,048
Micron Technology, Inc.	600	54,366
Microsoft Corp.	119	49,223
Motorola Solutions, Inc.	136	44,933
NVIDIA Corp.	97	76,739
ON Semiconductor Corp.(b)	599	47,273
QUALCOMM, Inc.	338	53,333
Salesforce, Inc.(b)	176	54,352
ServiceNow, Inc.(b)	64	49,366
TE Connectivity Ltd.	334	47,949
Texas Instruments, Inc.	281	47,020
Tyler Technologies, Inc.(b)	109	47,648

		1,320,290

Materials-6.27%
Air Products and Chemicals, Inc.	168	39,319

	Shares	Value
Materials-(continued)
Albemarle Corp.(c)	371	$51,143
Ball Corp.	767	49,103
CF Industries Holdings, Inc.	592	47,786
Dow, Inc.	864	48,280
Ecolab, Inc.	231	51,938
Freeport-McMoRan, Inc.	1,213	45,864
Linde PLC	110	49,370
LyondellBasell Industries N.V., Class A	476	47,733
Mosaic Co. (The)	1,254	39,075
Newmont Corp.	1,108	34,625
PPG Industries, Inc.	307	43,471

		547,707

Real Estate-6.91%
Alexandria Real Estate Equities, Inc.(c)	360	44,903
Boston Properties, Inc.	695	44,980
CBRE Group, Inc., Class A(b)	540	49,621
Digital Realty Trust, Inc.(c)	324	47,566
Healthpeak Properties, Inc.	2,391	40,049
Host Hotels & Resorts, Inc.(c)	2,502	51,892
Iron Mountain, Inc.	671	52,768
Kimco Realty Corp.	2,182	43,116
Prologis, Inc.	372	49,576
Regency Centers Corp.	690	42,746
Ventas, Inc.	955	40,387
Welltower, Inc.	507	46,725
Weyerhaeuser Co.	1,408	48,407

		602,736

Utilities-2.88%
American Water Works Co., Inc.	334	39,592
CenterPoint Energy, Inc.	1,528	42,020
Edison International(c)	655	44,553
Eversource Energy	726	42,616
Exelon Corp.	1,116	39,998
Sempra	600	42,360

		251,139

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $8,339,276)		8,722,192

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.35%
Invesco Private Government Fund, 5.29%(d)(e)(f)	106,512	106,512
Invesco Private Prime Fund, 5.49%(d)(e)(f)	273,306	273,443

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $379,977)		379,955

TOTAL INVESTMENTS IN SECURITIES-104.28% (Cost $8,719,253)		9,102,147
OTHER ASSETS LESS LIABILITIES-(4.28)%		(373,607)

NET ASSETS-100.00%		$8,728,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Ltd.	$60,719	$5,196	$(16,708)	$(280)	$(3,745)	$45,182	$1,224

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	105,001	(105,001)	-	-	-	94

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	217,712	1,482,445	(1,593,645)	-	-	106,512	4,300	*

Invesco Private Prime Fund	704,912	3,265,986	(3,697,706)	(22)	273	273,443	11,587	*

Total	$983,343	$4,858,628	$(5,413,060)	$(302)	$(3,472)	$425,137	$17,205

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Industrials	16.42

Financials	15.57

Information Technology	15.13

Health Care	14.28

Consumer Discretionary	11.09

Consumer Staples	7.16

Real Estate	6.91

Materials	6.27

Communication Services	4.22

Utilities	2.88

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco MSCI USA ETF (PBUS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.86%
Alphabet, Inc., Class A(b)	596,838	$82,638,189
Alphabet, Inc., Class C(b)	519,636	72,634,720
AT&T, Inc.	721,089	12,208,037
Charter Communications, Inc., Class A(b)(c)	9,697	2,850,239
Comcast Corp., Class A	404,982	17,353,479
Electronic Arts, Inc.	25,699	3,584,497
Fox Corp., Class A	25,056	746,418
Fox Corp., Class B	14,160	387,701
Interpublic Group of Cos., Inc. (The)	38,580	1,211,412
Liberty Broadband Corp., Class C(b)(c)	11,855	713,434
Liberty Global Ltd., Class C (Belgium)(b)(c)	18,592	344,882
Liberty Media Corp.-Liberty Formula One(b)(c)	20,020	1,456,655
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	16,764	485,821
Live Nation Entertainment, Inc.(b)	16,428	1,593,187
Match Group, Inc.(b)(c)	27,993	1,008,868
Meta Platforms, Inc., Class A	223,850	109,715,600
Netflix, Inc.(b)	44,141	26,613,492
News Corp., Class A	38,181	1,026,305
Omnicom Group, Inc.	20,168	1,782,650
Paramount Global, Class B(c)	48,973	540,662
Pinterest, Inc., Class A(b)(c)	59,133	2,170,181
Roblox Corp., Class A(b)(c)	43,448	1,733,575
Roku, Inc., Class A(b)(c)	12,624	797,584
Sirius XM Holdings, Inc.(c)	77,431	342,245
Snap, Inc., Class A(b)(c)	105,306	1,160,472
Take-Two Interactive Software, Inc.(b)	17,092	2,511,328
T-Mobile US, Inc.	52,484	8,570,637
Trade Desk, Inc. (The), Class A(b)	45,018	3,845,888
Verizon Communications, Inc.	423,989	16,968,040
Walt Disney Co. (The)	184,915	20,632,816
Warner Bros. Discovery, Inc.(b)	232,336	2,042,233

		399,671,247

Consumer Discretionary-10.67%
Airbnb, Inc., Class A(b)	44,015	6,931,042
Amazon.com, Inc.(b)	937,980	165,797,345
Aptiv PLC(b)	28,534	2,268,168
AutoZone, Inc.(b)(c)	1,744	5,242,499
Bath & Body Works, Inc.	21,492	982,184
Best Buy Co., Inc.	19,928	1,611,777
Booking Holdings, Inc.(b)	3,519	12,206,813
BorgWarner, Inc.	23,779	740,240
Burlington Stores, Inc.(b)(c)	6,598	1,353,250
Caesars Entertainment, Inc.(b)(c)	21,320	926,780
CarMax, Inc.(b)(c)	15,726	1,242,354
Carnival Corp.(b)	101,216	1,605,286
Chipotle Mexican Grill, Inc.(b)	2,768	7,442,515
D.R. Horton, Inc.	30,242	4,519,364
Darden Restaurants, Inc.(c)	11,912	2,033,497
Deckers Outdoor Corp.(b)(c)	2,595	2,324,056
Dick’s Sporting Goods, Inc.(c)	5,867	1,043,681
Domino’s Pizza, Inc.	3,542	1,588,056
DoorDash, Inc., Class A(b)	26,173	3,260,371
DraftKings, Inc., Class A(b)	42,319	1,833,259
eBay, Inc.	52,342	2,474,730

	Shares	Value
Consumer Discretionary-(continued)
Etsy, Inc.(b)	12,154	$871,320
Expedia Group, Inc.(b)	13,446	1,839,682
Ford Motor Co.	396,558	4,933,181
Garmin Ltd.	15,437	2,120,272
General Motors Co.	138,340	5,669,173
Genuine Parts Co.	14,047	2,096,655
Hasbro, Inc.(c)	13,451	676,451
Hilton Worldwide Holdings, Inc.	25,862	5,284,124
Home Depot, Inc. (The)	100,373	38,202,968
Hyatt Hotels Corp., Class A(c)	4,492	689,926
Las Vegas Sands Corp.	37,979	2,070,615
Lear Corp.	5,876	807,069
Lennar Corp., Class A	25,228	3,998,890
LKQ Corp.	27,031	1,413,451
Lowe’s Cos., Inc.	58,001	13,959,101
lululemon athletica, inc.(b)	11,600	5,418,244
Marriott International, Inc., Class A(c)	25,176	6,290,727
McDonald’s Corp.	73,203	21,395,773
MercadoLibre, Inc. (Brazil)(b)	4,589	7,320,832
MGM Resorts International(b)(c)	27,559	1,192,753
NIKE, Inc., Class B	122,858	12,768,632
NVR, Inc.(b)	321	2,447,808
O’Reilly Automotive, Inc.(b)	5,967	6,488,635
Pool Corp.(c)	3,876	1,543,113
PulteGroup, Inc.	21,903	2,373,847
Rivian Automotive, Inc., Class A(b)(c)	67,059	759,108
Ross Stores, Inc.	33,953	5,057,639
Royal Caribbean Cruises Ltd.(b)	24,443	3,015,044
Starbucks Corp.	114,186	10,836,251
Tesla, Inc.(b)	288,539	58,250,253
TJX Cos., Inc. (The)	114,938	11,394,953
Tractor Supply Co.(c)	10,908	2,774,123
Ulta Beauty, Inc.(b)	4,897	2,686,298
Vail Resorts, Inc.(c)	3,905	899,361
Williams-Sonoma, Inc.	6,146	1,447,567
Wynn Resorts Ltd.(c)	10,343	1,088,084
Yum! Brands, Inc.	28,269	3,912,995

		481,422,185

Consumer Staples-5.84%
Albertson’s Cos., Inc., Class A	34,715	704,020
Altria Group, Inc.	178,370	7,297,117
Archer-Daniels-Midland Co.	53,943	2,864,913
Brown-Forman Corp., Class B(c)	31,172	1,877,490
Bunge Global S.A.	15,006	1,416,116
Campbell Soup Co.(c)	19,541	833,228
Celsius Holdings, Inc.(b)(c)	14,942	1,219,566
Church & Dwight Co., Inc.	24,683	2,471,262
Clorox Co. (The)	12,616	1,934,159
Coca-Cola Co. (The)	414,221	24,861,544
Colgate-Palmolive Co.	78,811	6,818,728
Conagra Brands, Inc.	48,099	1,350,620
Constellation Brands, Inc., Class A	16,592	4,123,444
Costco Wholesale Corp.	44,751	33,289,821
Darling Ingredients, Inc.(b)(c)	16,089	680,726
Dollar General Corp.	22,137	3,216,727
Dollar Tree, Inc.(b)(c)	20,949	3,072,799
Estee Lauder Cos., Inc. (The), Class A	23,500	3,491,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco MSCI USA ETF (PBUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
General Mills, Inc.	57,272	$3,675,717
Hershey Co. (The)	15,116	2,840,599
Hormel Foods Corp.(c)	30,320	1,070,902
J.M. Smucker Co. (The)	10,637	1,278,248
Kellanova	27,618	1,523,133
Kenvue, Inc.	172,878	3,284,682
Keurig Dr Pepper, Inc.	105,198	3,146,472
Kimberly-Clark Corp.	34,050	4,125,839
Kraft Heinz Co. (The)	86,083	3,037,008
Kroger Co. (The)	68,927	3,419,469
Lamb Weston Holdings, Inc.	14,358	1,467,531
McCormick & Co., Inc.(c)	25,343	1,745,119
Molson Coors Beverage Co., Class B	18,894	1,179,364
Mondelez International, Inc., Class A	137,248	10,028,711
Monster Beverage Corp.(b)	78,683	4,650,165
PepsiCo, Inc.	138,657	22,925,548
Philip Morris International, Inc.	156,562	14,084,318
Procter & Gamble Co. (The)	237,695	37,779,243
Sysco Corp.	50,674	4,103,074
Target Corp.	46,559	7,119,802
Tyson Foods, Inc., Class A	28,879	1,566,397
Walgreens Boots Alliance, Inc.	73,373	1,559,910
Walmart, Inc.	448,000	26,257,280

		263,392,441

Energy-3.72%
APA Corp.	30,969	922,566
Baker Hughes Co., Class A	101,288	2,997,112
Cheniere Energy, Inc.	24,028	3,729,146
Chesapeake Energy Corp.(c)	11,081	917,285
Chevron Corp.	180,317	27,409,987
ConocoPhillips	119,752	13,476,890
Coterra Energy, Inc.	75,198	1,938,604
Devon Energy Corp.	64,615	2,846,937
Diamondback Energy, Inc.	17,251	3,148,653
EOG Resources, Inc.	58,718	6,720,862
EQT Corp.	39,151	1,454,460
Exxon Mobil Corp.	403,080	42,129,922
Halliburton Co.	90,267	3,165,664
Hess Corp.	27,880	4,063,510
HF Sinclair Corp.	16,376	908,868
Kinder Morgan, Inc.	201,230	3,499,390
Marathon Oil Corp.	59,023	1,431,308
Marathon Petroleum Corp.	38,293	6,480,324
Occidental Petroleum Corp.	66,782	4,047,657
ONEOK, Inc.	58,892	4,423,967
Ovintiv, Inc.	25,913	1,280,361
Phillips 66	44,370	6,323,169
Pioneer Natural Resources Co.	23,604	5,551,425
Schlumberger N.V.	144,062	6,962,516
Targa Resources Corp.	21,300	2,092,512
Texas Pacific Land Corp.	619	975,185
Valero Energy Corp.	34,335	4,857,029
Williams Cos., Inc. (The)	122,685	4,409,299

		168,164,608

Financials-12.79%
Aflac, Inc.	55,989	4,520,552
Allstate Corp. (The)	26,391	4,209,892
Ally Financial, Inc.(c)	27,446	1,015,227
American Express Co.	58,796	12,901,018

	Shares	Value
Financials-(continued)
American Financial Group, Inc.(c)	7,161	$914,245
American International Group, Inc.	70,802	5,160,758
Ameriprise Financial, Inc.	10,206	4,157,516
Annaly Capital Management, Inc.(c)	49,308	941,290
Aon PLC, Class A	20,192	6,380,470
Apollo Global Management, Inc.(c)	40,067	4,479,491
Arch Capital Group Ltd.(b)(c)	37,560	3,289,880
Ares Management Corp., Class A	16,845	2,234,152
Arthur J. Gallagher & Co.	21,774	5,311,332
Assurant, Inc.	5,304	962,411
Bank of America Corp.	718,299	24,795,681
Bank of New York Mellon Corp. (The)	76,581	4,295,428
Berkshire Hathaway, Inc., Class B(b)	132,197	54,121,452
BlackRock, Inc.	15,003	12,172,534
Blackstone, Inc., Class A	71,659	9,159,453
Block, Inc., Class A(b)(c)	55,828	4,436,651
Brown & Brown, Inc.	24,260	2,042,935
Capital One Financial Corp.	38,409	5,285,462
Carlyle Group, Inc. (The)(c)	21,486	985,133
Cboe Global Markets, Inc.	10,552	2,025,984
Charles Schwab Corp. (The)	151,875	10,142,212
Chubb Ltd.	41,146	10,355,214
Cincinnati Financial Corp.	15,824	1,803,936
Citigroup, Inc.	191,930	10,650,196
Citizens Financial Group, Inc.	47,217	1,482,142
CME Group, Inc., Class A	36,305	7,999,807
Coinbase Global, Inc., Class A(b)(c)	17,496	3,561,486
Corebridge Financial, Inc.	25,148	624,425
Discover Financial Services	25,177	3,038,864
Equitable Holdings, Inc.	34,137	1,168,851
Erie Indemnity Co., Class A(c)	2,562	1,042,427
Everest Group Ltd.	4,376	1,614,219
FactSet Research Systems, Inc.	3,795	1,755,491
Fidelity National Financial, Inc.(c)	26,075	1,318,873
Fidelity National Information Services, Inc.	59,753	4,134,310
Fifth Third Bancorp.	68,167	2,340,855
First Citizens BancShares, Inc., Class A	1,027	1,616,303
Fiserv, Inc.(b)	60,530	9,035,313
FLEETCOR Technologies, Inc.(b)	7,282	2,033,644
Franklin Resources, Inc.	29,211	801,842
Global Payments, Inc.	26,261	3,406,052
Globe Life, Inc.	9,625	1,221,701
Goldman Sachs Group, Inc. (The)	32,931	12,811,806
Hartford Financial Services Group, Inc. (The)	30,333	2,907,115
Huntington Bancshares, Inc.	146,040	1,904,362
Intercontinental Exchange, Inc.	57,724	7,990,156
Jack Henry & Associates, Inc.	7,345	1,276,341
JPMorgan Chase & Co.	291,478	54,232,397
KeyCorp	94,029	1,341,794
KKR & Co., Inc., Class A	58,015	5,700,554
Loews Corp.	18,920	1,421,460
LPL Financial Holdings, Inc.	7,546	2,021,498
M&T Bank Corp.	16,804	2,348,191
Markel Group, Inc.(b)(c)	1,333	1,989,476
MarketAxess Holdings, Inc.(c)	3,753	800,928
Marsh & McLennan Cos., Inc.	49,727	10,058,280
Mastercard, Inc., Class A	84,447	40,092,058
MetLife, Inc.	63,452	4,425,142
Moody’s Corp.	16,610	6,302,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco MSCI USA ETF (PBUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Morgan Stanley	124,536	$10,715,077
MSCI, Inc.	7,976	4,474,297
Nasdaq, Inc.(c)	34,948	1,964,078
Northern Trust Corp.	20,879	1,714,792
PayPal Holdings, Inc.(b)	103,295	6,232,820
PNC Financial Services Group, Inc. (The)	40,173	5,913,466
Principal Financial Group, Inc.	24,364	1,970,073
Progressive Corp. (The)	58,981	11,180,438
Prudential Financial, Inc.	36,294	3,955,683
Raymond James Financial, Inc.	20,036	2,410,731
Regions Financial Corp.	94,250	1,755,877
Robinhood Markets, Inc., Class A(b)(c)	42,491	693,028
S&P Global, Inc.	32,676	13,997,745
SEI Investments Co.	11,077	744,928
State Street Corp.	31,121	2,294,551
Synchrony Financial	41,733	1,723,573
T. Rowe Price Group, Inc.	22,359	2,534,393
Toast, Inc., Class A(b)(c)	34,311	789,153
Tradeweb Markets, Inc., Class A	10,793	1,142,115
Travelers Cos., Inc. (The)	23,034	5,089,593
Truist Financial Corp.	134,502	4,704,880
U.S. Bancorp	157,126	6,593,007
Visa, Inc., Class A(c)	159,628	45,117,258
W.R. Berkley Corp.	20,868	1,744,565
Wells Fargo & Co.	366,256	20,360,171
Willis Towers Watson PLC	10,414	2,838,960

		577,226,086

Health Care-12.34%
Abbott Laboratories	175,084	20,771,966
AbbVie, Inc.	178,057	31,346,935
Agilent Technologies, Inc.	29,550	4,058,988
Align Technology, Inc.(b)	7,338	2,219,158
Alnylam Pharmaceuticals, Inc.(b)	12,823	1,937,427
Amgen, Inc.	53,973	14,779,427
Avantor, Inc.(b)(c)	68,214	1,680,793
Baxter International, Inc.	50,650	2,072,598
Becton, Dickinson and Co.	29,201	6,878,296
Biogen, Inc.(b)	14,613	3,170,875
BioMarin Pharmaceutical, Inc.(b)	18,746	1,617,405
Bio-Rad Laboratories, Inc., Class A(b)	2,215	721,824
Bio-Techne Corp.(c)	15,687	1,154,093
Boston Scientific Corp.(b)	147,745	9,782,196
Bristol-Myers Squibb Co.	205,208	10,414,306
Cardinal Health, Inc.	24,711	2,767,138
Catalent, Inc.(b)(c)	17,845	1,023,232
Cencora, Inc.	17,242	4,062,215
Centene Corp.(b)	53,875	4,225,416
Charles River Laboratories International, Inc.(b)(c)	5,173	1,314,925
Cigna Group (The)	29,535	9,927,895
Cooper Cos., Inc. (The)	19,979	1,870,034
CVS Health Corp.	129,785	9,652,110
Danaher Corp.	70,796	17,921,299
DaVita, Inc.(b)	5,525	701,509
DexCom, Inc.(b)	38,898	4,475,993
Edwards Lifesciences Corp.(b)	61,172	5,191,668
Elevance Health, Inc.	23,750	11,904,688
Eli Lilly and Co.	81,378	61,332,971
Exact Sciences Corp.(b)(c)	17,907	1,030,190

	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.	41,175	$3,758,454
Gilead Sciences, Inc.	125,665	9,060,447
HCA Healthcare, Inc.	20,245	6,310,367
Henry Schein, Inc.(b)	13,291	1,016,363
Hologic, Inc.(b)	24,586	1,814,447
Humana, Inc.	12,416	4,349,573
IDEXX Laboratories, Inc.(b)	8,376	4,818,127
Illumina, Inc.(b)	16,015	2,239,377
Incyte Corp.(b)	19,211	1,121,154
Insulet Corp.(b)	6,974	1,143,736
Intuitive Surgical, Inc.(b)	35,507	13,691,499
IQVIA Holdings, Inc.(b)(c)	18,405	4,548,980
Jazz Pharmaceuticals PLC(b)(c)	6,126	728,381
Johnson & Johnson	242,777	39,179,352
Laboratory Corp. of America Holdings	8,562	1,847,936
McKesson Corp.	13,420	6,997,322
Medtronic PLC	134,097	11,178,326
Merck & Co., Inc.	255,560	32,494,454
Mettler-Toledo International, Inc.(b)	2,187	2,727,670
Moderna, Inc.(b)(c)	32,685	3,014,864
Molina Healthcare, Inc.(b)	5,880	2,316,191
Neurocrine Biosciences, Inc.(b)(c)	9,917	1,293,177
Pfizer, Inc.	569,448	15,124,539
Quest Diagnostics, Inc.	11,187	1,397,144
Regeneron Pharmaceuticals, Inc.(b)	10,804	10,437,636
Repligen Corp.(b)(c)	5,349	1,037,653
ResMed, Inc.	14,834	2,576,962
Revvity, Inc.	12,446	1,363,957
Royalty Pharma PLC, Class A	38,020	1,153,527
STERISPLC	10,016	2,332,827
Stryker Corp.	34,486	12,038,028
Teleflex, Inc.	4,739	1,055,802
Thermo Fisher Scientific, Inc.	38,966	22,217,634
United Therapeutics Corp.(b)	4,739	1,069,308
UnitedHealth Group, Inc.	93,280	46,043,008
Universal Health Services, Inc., Class B	6,153	1,027,920
Veeva Systems, Inc., Class A(b)	15,427	3,478,943
Vertex Pharmaceuticals, Inc.(b)	25,988	10,934,191
Viatris, Inc.	119,395	1,476,916
Waters Corp.(b)	6,048	2,040,716
West Pharmaceutical Services, Inc.(c)	7,462	2,674,082
Zimmer Biomet Holdings, Inc.	21,086	2,622,255
Zoetis, Inc.	46,307	9,184,067

		556,944,882

Industrials-8.95%
3M Co.	55,702	5,131,268
A.O. Smith Corp.	12,403	1,028,209
AECOM(c)	13,714	1,218,215
Allegion PLC	8,853	1,132,033
AMETEK, Inc.	23,336	4,204,680
Automatic Data Processing, Inc.	41,419	10,401,553
Axon Enterprise, Inc.(b)	7,117	2,187,552
Boeing Co. (The)(b)	57,962	11,808,019
Booz Allen Hamilton Holding Corp.	13,314	1,966,611
Broadridge Financial Solutions, Inc.	11,865	2,415,477
Builders FirstSource, Inc.(b)	12,440	2,428,039
C.H. Robinson Worldwide, Inc.	11,764	871,477
Carlisle Cos., Inc.(c)	4,851	1,697,850
Carrier Global Corp.(c)	81,525	4,531,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco MSCI USA ETF (PBUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Caterpillar, Inc.	51,342	$17,146,174
Cintas Corp.	9,201	5,783,841
CNH Industrial N.V.(b)	100,220	1,197,629
Copart, Inc.(b)	87,157	4,632,395
CSX Corp.	199,295	7,561,252
Cummins, Inc.	14,295	3,839,780
Dayforce, Inc.(b)(c)	14,754	1,029,239
Deere & Co.	26,825	9,792,466
Delta Air Lines, Inc.	16,423	694,200
Dover Corp.	13,981	2,312,178
Eaton Corp. PLC	40,270	11,638,030
Emerson Electric Co.	57,495	6,143,341
Equifax, Inc.	12,427	3,399,903
Expeditors International of Washington, Inc.	14,914	1,783,714
Fastenal Co.	57,628	4,207,420
FedEx Corp.	23,992	5,973,288
Ferguson PLC	20,550	4,345,297
Fortive Corp.	35,192	2,995,895
Fortune Brands Innovations, Inc.	12,962	1,054,329
General Dynamics Corp.	23,431	6,402,521
General Electric Co.	109,765	17,221,031
Graco, Inc.(c)	17,049	1,555,892
HEICO Corp.(c)	4,299	831,427
HEICO Corp., Class A	7,485	1,164,591
Honeywell International, Inc.	66,659	13,247,143
Howmet Aerospace, Inc.	39,449	2,625,331
Hubbell, Inc.	5,408	2,058,663
Huntington Ingalls Industries, Inc.	4,006	1,168,230
IDEX Corp.	7,635	1,801,096
Illinois Tool Works, Inc.	30,305	7,944,456
Ingersoll Rand, Inc.	40,824	3,728,456
J.B. Hunt Transport Services, Inc.	8,322	1,716,912
Jacobs Solutions, Inc.	12,739	1,868,174
Johnson Controls International PLC	68,647	4,068,708
Knight-Swift Transportation Holdings, Inc.	16,405	924,258
L3Harris Technologies, Inc.	19,115	4,045,881
Leidos Holdings, Inc.	13,238	1,692,611
Lennox International, Inc.(c)	3,230	1,522,008
Lockheed Martin Corp.	22,519	9,643,537
Masco Corp.	22,415	1,720,575
Nordson Corp.	5,463	1,451,246
Norfolk Southern Corp.	22,806	5,778,584
Northrop Grumman Corp.	14,410	6,643,298
Old Dominion Freight Line, Inc.	9,904	4,382,322
Otis Worldwide Corp.	41,432	3,948,470
Owens Corning	8,963	1,342,478
PACCAR, Inc.	52,753	5,849,780
Parker-Hannifin Corp.	13,013	6,967,811
Paychex, Inc.	32,522	3,987,848
Paycom Software, Inc.	5,628	1,026,491
Paylocity Holding Corp.(b)(c)	4,404	742,558
Pentair PLC	16,819	1,308,350
Quanta Services, Inc.	14,652	3,538,605
Republic Services, Inc.	22,102	4,057,927
Robert Half, Inc.	10,677	858,431
Rockwell Automation, Inc.	11,556	3,294,384
Rollins, Inc.	29,086	1,281,820
RTX Corp.	145,014	13,003,405
Snap-on, Inc.	5,323	1,467,338

	Shares	Value
Industrials-(continued)
Southwest Airlines Co.	14,427	$494,413
SS&C Technologies Holdings, Inc.	22,275	1,420,254
Stanley Black & Decker, Inc.	15,238	1,360,601
Textron, Inc.	19,767	1,760,647
Toro Co. (The)(c)	10,451	964,732
Trane Technologies PLC	22,949	6,470,930
TransDigm Group, Inc.	5,601	6,596,522
TransUnion	19,535	1,516,502
Uber Technologies, Inc.(b)	186,784	14,849,328
U-Haul Holding Co., Series N(c)	10,009	636,272
Union Pacific Corp.	61,479	15,596,608
United Parcel Service, Inc., Class B	72,811	10,794,959
United Rentals, Inc.	6,836	4,739,194
Veralto Corp.	23,546	2,034,845
Verisk Analytics, Inc.	14,622	3,537,062
Vertiv Holdings Co., Class A	36,545	2,471,173
W.W. Grainger, Inc.	4,505	4,385,437
Wabtec Corp.	18,068	2,552,828
Waste Connections, Inc.	25,984	4,324,777
Waste Management, Inc.	40,620	8,353,503
Watsco, Inc.(c)	3,379	1,331,731
Xylem, Inc.	24,313	3,088,967

		403,716,445

Information Technology-29.94%
Accenture PLC, Class A	63,233	23,698,464
Adobe, Inc.(b)	45,585	25,540,364
Advanced Micro Devices, Inc.(b)	162,925	31,367,950
Akamai Technologies, Inc.(b)	15,102	1,675,114
Amphenol Corp., Class A	60,340	6,591,542
Analog Devices, Inc.	50,049	9,600,399
ANSYS, Inc.(b)	8,761	2,927,663
Apple, Inc.	1,481,385	267,760,339
Applied Materials, Inc.	83,814	16,898,579
AppLovin Corp., Class A(b)	16,017	956,535
Arista Networks, Inc.(b)	26,669	7,401,714
Aspen Technology, Inc.(b)(c)	3,026	586,711
Atlassian Corp., Class A(b)(c)	15,633	3,242,597
Autodesk, Inc.(b)	21,574	5,569,760
Bentley Systems, Inc., Class B	21,098	1,083,804
BILL Holdings, Inc.(b)(c)	9,768	618,607
Broadcom, Inc.	44,852	58,329,577
Cadence Design Systems, Inc.(b)	27,403	8,340,925
CDW Corp.	13,582	3,344,024
Cisco Systems, Inc.	409,807	19,822,365
Cloudflare, Inc., Class A(b)(c)	29,868	2,943,193
Cognizant Technology Solutions Corp., Class A	50,528	3,992,723
Confluent, Inc., Class A(b)(c)	18,979	642,819
Corning, Inc.	81,272	2,620,209
CrowdStrike Holdings, Inc., Class A(b)	22,968	7,445,077
Datadog, Inc., Class A(b)	27,548	3,621,460
Dell Technologies, Inc., Class C	24,216	2,292,287
DocuSign, Inc.(b)(c)	20,512	1,092,674
Dropbox, Inc., Class A(b)(c)	25,616	613,503
Dynatrace, Inc.(b)(c)	27,629	1,369,017
Enphase Energy, Inc.(b)(c)	13,802	1,752,992
Entegris, Inc.	15,144	2,034,748
EPAM Systems, Inc.(b)	5,819	1,771,304
F5, Inc.(b)	6,066	1,135,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco MSCI USA ETF (PBUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Fair Isaac Corp.(b)	2,532	$3,215,412
First Solar, Inc.(b)	10,217	1,572,294
Fortinet, Inc.(b)	65,828	4,549,373
Gartner, Inc.(b)	7,861	3,659,767
Gen Digital, Inc.(c)	58,210	1,250,933
GoDaddy, Inc., Class A(b)	13,492	1,540,112
Hewlett Packard Enterprise Co.	131,069	1,996,181
HP, Inc.	94,937	2,689,565
HubSpot, Inc.(b)(c)	4,822	2,983,902
Intel Corp.	425,189	18,304,386
International Business Machines Corp.	92,089	17,039,228
Intuit, Inc.	28,232	18,714,710
Jabil, Inc.	12,863	1,853,430
Juniper Networks, Inc.	31,893	1,180,998
Keysight Technologies, Inc.(b)	17,694	2,730,184
KLA Corp.	13,709	9,353,651
Lam Research Corp.	13,291	12,470,281
Lattice Semiconductor Corp.(b)(c)	13,865	1,062,198
Manhattan Associates, Inc.(b)	6,209	1,572,926
Marvell Technology, Inc.	87,186	6,247,749
Microchip Technology, Inc.	54,426	4,579,404
Micron Technology, Inc.	111,331	10,087,702
Microsoft Corp.	712,076	294,543,117
MongoDB, Inc.(b)(c)	7,279	3,257,935
Monolithic Power Systems, Inc.	4,832	3,479,233
Motorola Solutions, Inc.	16,738	5,530,068
NetApp, Inc.	20,778	1,851,735
NVIDIA Corp.	249,103	197,070,365
NXP Semiconductors N.V. (China)	25,996	6,491,981
Okta, Inc.(b)(c)	15,939	1,710,255
ON Semiconductor Corp.(b)	43,187	3,408,318
Oracle Corp.	166,339	18,576,740
Palantir Technologies, Inc., Class A(b)(c)	187,835	4,710,902
Palo Alto Networks, Inc.(b)	31,798	9,874,869
PTC, Inc.(b)	12,045	2,204,355
Qorvo, Inc.(b)	9,996	1,145,042
QUALCOMM, Inc.	112,750	17,790,822
Roper Technologies, Inc.	10,773	5,868,376
Salesforce, Inc.(b)	97,654	30,157,508
Samsara, Inc., Class A(b)	17,353	599,546
Seagate Technology Holdings PLC(c)	19,951	1,856,441
ServiceNow, Inc.(b)	20,675	15,947,454
Skyworks Solutions, Inc.	16,164	1,695,927
Snowflake, Inc., Class A(b)	28,124	5,295,187
Splunk, Inc.(b)(c)	16,227	2,534,982
Super Micro Computer, Inc.(b)(c)	5,070	4,391,228
Synopsys, Inc.(b)	15,328	8,794,133
TE Connectivity Ltd.	31,201	4,479,216
Teledyne Technologies, Inc.(b)	4,759	2,033,378
Teradyne, Inc.	15,418	1,597,151
Texas Instruments, Inc.	91,594	15,326,424
Trimble, Inc.(b)	25,089	1,535,196
Twilio, Inc., Class A(b)	17,266	1,028,881
Tyler Technologies, Inc.(b)(c)	4,248	1,856,971
UiPath, Inc., Class A(b)(c)	38,858	922,877
Unity Software, Inc.(b)(c)	24,970	732,120
VeriSign, Inc.(b)	9,446	1,844,709
Western Digital Corp.(b)	32,435	1,928,909
Workday, Inc., Class A(b)	21,078	6,210,843
Zebra Technologies Corp., Class A(b)	5,180	1,447,706

	Shares	Value
Information Technology-(continued)
Zoom Video Communications, Inc., Class A(b)(c)	24,721	$1,748,516
Zscaler, Inc.(b)(c)	9,040	2,187,409

		1,351,005,927

Materials-2.34%
Air Products and Chemicals, Inc.(c)	22,412	5,245,304
Albemarle Corp.(c)	11,835	1,631,455
Amcor PLC	146,121	1,323,856
Avery Dennison Corp.	8,122	1,758,657
Ball Corp.	31,799	2,035,772
Celanese Corp.	10,360	1,574,409
CF Industries Holdings, Inc.	19,012	1,534,649
Cleveland-Cliffs, Inc.(b)(c)	51,978	1,081,142
Corteva, Inc.	70,779	3,788,092
Crown Holdings, Inc.(c)	11,942	914,996
Dow, Inc.	70,485	3,938,702
DuPont de Nemours, Inc.	43,370	3,000,770
Eastman Chemical Co.	11,957	1,049,107
Ecolab, Inc.	25,881	5,819,084
FMC Corp.(c)	12,833	723,653
Freeport-McMoRan, Inc.	144,618	5,468,007
International Flavors & Fragrances, Inc.	25,509	1,925,929
International Paper Co.	32,564	1,151,463
Linde PLC	48,902	21,948,196
LyondellBasell Industries N.V., Class A	26,170	2,624,328
Martin Marietta Materials, Inc.	6,290	3,633,796
Mosaic Co. (The)	33,183	1,033,982
Newmont Corp.	116,251	3,632,844
Nucor Corp.	24,933	4,794,616
Packaging Corp. of America	9,039	1,637,776
PPG Industries, Inc.	23,733	3,360,593
Reliance, Inc.	5,796	1,861,791
RPM International, Inc.(c)	13,131	1,514,661
Sherwin-Williams Co. (The)	24,564	8,155,985
Steel Dynamics, Inc.	15,608	2,088,663
Vulcan Materials Co.	13,449	3,575,417
Westlake Corp.	3,888	539,304
WestRock Co.	25,612	1,159,967

		105,526,966

Real Estate-2.37%
Alexandria Real Estate Equities, Inc.(c)	16,661	2,078,126
American Homes 4 Rent, Class A	32,859	1,216,111
American Tower Corp.	47,013	9,349,005
AvalonBay Communities, Inc.	14,322	2,535,424
Boston Properties, Inc.	15,036	973,130
Camden Property Trust(c)	10,621	1,003,472
CBRE Group, Inc., Class A(b)	30,739	2,824,607
CoStar Group, Inc.(b)	41,124	3,579,022
Crown Castle, Inc.	43,738	4,808,556
Digital Realty Trust, Inc.(c)	30,512	4,479,467
Equinix, Inc.	9,468	8,415,348
Equity LifeStyle Properties, Inc.(c)	17,639	1,187,457
Equity Residential	36,032	2,169,487
Essex Property Trust, Inc.(c)	6,557	1,517,290
Extra Space Storage, Inc.(c)	21,308	3,003,789
Gaming and Leisure Properties, Inc.	26,929	1,224,731
Healthpeak Properties, Inc.	71,400	1,195,950
Host Hotels & Resorts, Inc.(c)	70,834	1,469,097
Invitation Homes, Inc.(c)	61,238	2,086,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco MSCI USA ETF (PBUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Iron Mountain, Inc.	29,448	$2,315,791
Kimco Realty Corp.	67,981	1,343,304
Mid-America Apartment Communities, Inc.	11,787	1,481,390
Prologis, Inc.	93,184	12,418,632
Public Storage	15,960	4,530,565
Realty Income Corp.	83,526	4,352,540
Regency Centers Corp.	17,684	1,095,524
SBA Communications Corp., Class A	10,842	2,268,472
Simon Property Group, Inc.	32,902	4,874,102
Sun Communities, Inc.(c)	12,814	1,714,000
UDR, Inc.	31,394	1,114,487
Ventas, Inc.	40,199	1,700,016
VICI Properties, Inc.(c)	104,334	3,122,716
W.P. Carey, Inc.(c)	22,053	1,242,245
Welltower, Inc.	55,818	5,144,187
Weyerhaeuser Co.	73,342	2,521,498
Zillow Group, Inc., Class C(b)(c)	15,581	874,873

		107,230,790

Utilities-2.08%
AES Corp. (The)	66,777	1,015,010
Alliant Energy Corp.(c)	25,282	1,207,216
Ameren Corp.	26,534	1,888,956
American Electric Power Co., Inc.	53,035	4,518,052
American Water Works Co., Inc.	19,636	2,327,651
Atmos Energy Corp.	15,212	1,717,587
CenterPoint Energy, Inc.	62,966	1,731,565
CMS Energy Corp.	29,154	1,672,565
Consolidated Edison, Inc.	34,762	3,031,594
Constellation Energy Corp.	32,184	5,421,395
Dominion Energy, Inc.	84,392	4,036,469
DTE Energy Co.	20,746	2,247,829
Duke Energy Corp.	77,727	7,137,670
Edison International	38,723	2,633,939
Entergy Corp.	21,126	2,145,768
Essential Utilities, Inc.(c)	26,185	910,714
Evergy, Inc.	23,168	1,147,743

	Shares	Value
Utilities-(continued)
Eversource Energy	34,904	$2,048,865
Exelon Corp	100,426	3,599,268
FirstEnergy Corp	54,458	1,993,707
NextEra Energy, Inc.	206,917	11,419,749
NiSource, Inc.	45,112	1,175,619
NRG Energy, Inc.	22,791	1,260,798
PG&E Corp.	203,059	3,389,055
PPL Corp.	73,682	1,942,994
Public Service Enterprise Group, Inc.	49,996	3,119,750
Sempra	63,469	4,480,911
Southern Co. (The)	109,990	7,396,828
Vistra Corp.	34,257	1,868,377
WEC Energy Group, Inc.	31,842	2,499,279
Xcel Energy, Inc.	55,444	2,921,344

		93,908,267

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,866,825,961)		4,508,209,844

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.95%
Invesco Private Government Fund, 5.29%(d)(e)(f)	36,330,675	36,330,675
Invesco Private Prime Fund, 5.49%(d)(e)(f)	96,692,842	96,741,188

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,081,445)		133,071,863

TOTAL INVESTMENTS IN SECURITIES-102.85% (Cost $3,999,907,406)		4,641,281,707
OTHER ASSETS LESS LIABILITIES-(2.85)%		(128,809,781)

NET ASSETS-100.00%		$4,512,471,926

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Ltd.	$413,411	$73,659	$(445,933)	$201,434	$(242,571)	$-	$5,830

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	1,972,697	33,311,922	(35,284,619)	-	-	-	29,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco MSCI USA ETF (PBUS)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$21,463,283	$168,362,392	$(153,495,000)	$-	$-	$36,330,675	$782,831	*

Invesco Private Prime Fund	55,553,547	380,579,769	(339,442,494)	(8,860)	59,226	96,741,188	2,111,415	*

Total	$79,402,938	$582,327,742	$(528,668,046)	$192,574	$(183,345)	$133,071,863	$2,929,216

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	29.94

Financials	12.79

Health Care	12.34

Consumer Discretionary	10.67

Industrials	8.95

Communication Services	8.86

Consumer Staples	5.84

Energy	3.72

Sector Types Each Less Than 3%	6.79

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Equal Weight ETF (EQAL)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-5.87%
Alphabet, Inc., Class A(b)	2,776	$384,365
AMC Entertainment Holdings, Inc.(b)(c)	43,918	189,726
AT&T, Inc.	155,644	2,635,053
Cable One, Inc.(c)	5,066	2,310,096
Charter Communications, Inc., Class A(b)(c)	7,216	2,120,999
Comcast Corp., Class A	63,130	2,705,120
Electronic Arts, Inc.	2,217	309,227
Fox Corp., Class A	10,224	304,573
Frontier Communications Parent, Inc.(b)(c)	115,205	2,728,054
IAC, Inc.(b)(c)	8,046	457,013
Interpublic Group of Cos., Inc. (The)	9,729	305,491
Iridium Communications, Inc.	66,822	1,934,497
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	34,929	2,102,027
Liberty Media Corp.-Liberty Formula One(b)(c)	4,849	352,813
Liberty Media Corp.-Liberty Live, Series C(b)	9,035	359,774
Liberty Media Corp.-Liberty SiriusXM Series C(b)	11,317	327,967
Live Nation Entertainment, Inc.(b)	3,631	352,134
Madison Square Garden Sports Corp., Class A(b)(c)	1,785	335,919
Match Group, Inc.(b)	11,967	431,291
Meta Platforms, Inc., Class A	1,168	572,472
Netflix, Inc.(b)	673	405,765
New York Times Co. (The), Class A	6,328	280,204
News Corp., Class A	13,831	371,777
Nexstar Media Group, Inc., Class A(c)	2,133	354,441
Omnicom Group, Inc	3,703	327,308
Paramount Global, Class B(c)	19,915	219,862
Pinterest, Inc., Class A(b)	11,344	416,325
Playtika Holding Corp.(b)(c)	35,627	263,996
Roblox Corp., Class A(b)	7,522	300,128
Roku, Inc., Class A(b)(c)	26,380	1,666,688
Sirius XM Holdings, Inc.(c)	63,600	281,112
Spotify Technology S.A.(b)	1,561	400,256
Take-Two Interactive Software, Inc.(b)	1,973	289,893
TKO Group Holdings, Inc.(c)	4,177	349,740
T-Mobile US, Inc.	17,012	2,778,060
Trade Desk, Inc. (The), Class A(b)	4,364	372,816
TripAdvisor, Inc.(b)(c)	16,965	455,001
Verizon Communications, Inc.	68,890	2,756,978
Walt Disney Co. (The)	3,248	362,412
Warner Bros. Discovery, Inc.(b)	27,695	243,439
ZoomInfo Technologies, Inc., Class A(b)(c)	25,345	424,782

		34,539,594

Consumer Discretionary-7.24%
ADT, Inc.(c)	43,609	316,601
Advance Auto Parts, Inc.(c)	5,327	359,786
Airbnb, Inc., Class A(b)	2,144	337,616
Amazon.com, Inc.(b)	2,083	368,191
Aptiv PLC(b)	3,705	294,510
Aramark	11,183	339,180
AutoNation, Inc.(b)	2,202	329,860
AutoZone, Inc.(b)(c)	116	348,698
Bath & Body Works, Inc.	8,105	370,398
Best Buy Co., Inc.	4,108	332,255

	Shares	Value
Consumer Discretionary-(continued)
Birkenstock Holding PLC (Luxembourg)(b)(c)	6,317	$315,913
Booking Holdings, Inc.(b)	94	326,070
BorgWarner, Inc.	9,071	282,380
Boyd Gaming Corp.	5,159	341,165
Bright Horizons Family Solutions, Inc.(b)(c)	3,317	380,991
Brunswick Corp.(c)	3,233	282,564
Burlington Stores, Inc.(b)	1,730	354,823
Caesars Entertainment, Inc.(b)	6,981	303,464
Capri Holdings Ltd.(b)	6,203	286,144
CarMax, Inc.(b)(c)	4,497	355,263
Carnival Corp.(b)	16,695	264,783
Carter’s, Inc.	4,154	336,266
CAVA Group, Inc.(b)(c)	9,119	532,641
Chipotle Mexican Grill, Inc.(b)	138	371,050
Choice Hotels International, Inc.(c)	2,669	298,768
Churchill Downs, Inc.	2,603	317,228
Columbia Sportswear Co.	3,746	309,757
Coupang, Inc. (South Korea)(b)(c)	19,814	366,955
Crocs, Inc.(b)(c)	2,894	353,791
D.R. Horton, Inc.	2,203	329,216
Darden Restaurants, Inc.	1,888	322,300
Deckers Outdoor Corp.(b)	442	395,851
Dick’s Sporting Goods, Inc.(c)	2,184	388,512
Domino’s Pizza, Inc.	761	341,194
DoorDash, Inc., Class A(b)	3,879	483,207
DraftKings, Inc., Class A(b)	8,575	371,469
eBay, Inc.	7,328	346,468
Etsy, Inc.(b)	3,799	272,350
Expedia Group, Inc.(b)	2,083	284,996
Five Below, Inc.(b)	1,551	311,255
Floor & Decor Holdings, Inc., Class A(b)(c)	3,019	365,661
Ford Motor Co.	27,695	344,526
GameStop Corp., Class A(b)(c)	18,293	261,041
Gap, Inc. (The)	14,035	265,823
Garmin Ltd.	2,445	335,821
General Motors Co.	9,064	371,443
Gentex Corp.	9,736	355,656
Genuine Parts Co.	2,239	334,193
Grand Canyon Education, Inc.(b)	2,149	289,685
H&R Block, Inc.	6,562	321,210
Harley-Davidson, Inc.	9,235	334,953
Hasbro, Inc.(c)	6,233	313,458
Hilton Worldwide Holdings, Inc.	1,770	361,646
Home Depot, Inc. (The)	931	354,348
Hyatt Hotels Corp., Class A	2,505	384,743
Kohl’s Corp.(c)	12,709	354,200
Las Vegas Sands Corp.	6,822	371,935
Lear Corp.	2,220	304,917
Leggett & Platt, Inc.	11,478	234,381
Lennar Corp., Class A	2,183	346,027
Lithia Motors, Inc., Class A	1,111	332,256
LKQ Corp.	6,719	351,337
Lowe’s Cos., Inc.	1,459	351,138
Lucid Group, Inc.(b)(c)	66,872	220,678
lululemon athletica, inc.(b)	653	305,010
Macy’s, Inc.(c)	17,642	307,676
Marriott International, Inc., Class A	1,460	364,810
Marriott Vacations Worldwide Corp.	3,868	360,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Mattel, Inc.(b)(c)	15,668	$308,660
McDonald’s Corp.	1,043	304,848
MGM Resorts International(b)	7,532	325,985
Mister Car Wash, Inc.(b)(c)	38,317	317,648
Mohawk Industries, Inc.(b)	2,983	353,843
Murphy USA, Inc.	844	351,956
Newell Brands, Inc.	35,673	267,547
NIKE, Inc., Class B	2,606	270,842
Nordstrom, Inc.(c)	19,073	399,961
Norwegian Cruise Line Holdings Ltd.(b)(c)	15,964	309,542
NVR, Inc.(b)	48	366,027
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	4,153	332,946
O’Reilly Automotive, Inc.(b)	320	347,974
Peloton Interactive, Inc., Class A(b)(c)	50,436	227,971
PENN Entertainment, Inc.(b)(c)	12,872	235,558
Penske Automotive Group, Inc.	2,025	310,837
Petco Health & Wellness Co., Inc.(b)(c)	87,092	226,439
Phinia, Inc.	11,262	385,386
Planet Fitness, Inc., Class A(b)(c)	4,414	273,889
Polaris, Inc.	3,344	310,022
Pool Corp.(c)	832	331,236
PulteGroup, Inc.	3,171	343,673
PVH Corp.	2,829	386,639
QuantumScape Corp.(b)(c)	43,181	270,745
Ralph Lauren Corp.	2,296	426,872
RH(b)(c)	1,065	292,236
Rivian Automotive, Inc., Class A(b)(c)	15,628	176,909
Ross Stores, Inc.	2,287	340,672
Royal Caribbean Cruises Ltd.(b)	2,548	314,296
Service Corp. International(c)	4,693	343,481
Skechers U.S.A., Inc., Class A(b)(c)	5,032	311,028
Starbucks Corp.	3,101	294,285
Tapestry, Inc.	9,158	435,280
Tempur Sealy International, Inc.	6,565	357,596
Tesla, Inc.(b)	1,247	251,744
Texas Roadhouse, Inc.	2,650	395,830
Thor Industries, Inc.(c)	2,808	359,929
TJX Cos., Inc. (The)	3,384	335,490
Toll Brothers, Inc.	3,294	377,624
TopBuild Corp.(b)	874	351,680
Tractor Supply Co.(c)	1,453	369,527
Travel + Leisure Co.	8,014	358,146
Ulta Beauty, Inc.(b)	617	338,462
Under Armour, Inc., Class A(b)(c)	35,446	317,596
V.F. Corp.	16,461	268,973
Vail Resorts, Inc.(c)	1,403	323,125
Valvoline, Inc.(b)(c)	36,848	1,571,199
Victoria’s Secret & Co.(b)(c)	11,208	320,100
Wayfair, Inc., Class A(b)(c)	5,730	341,508
Wendy’s Co. (The)	15,635	283,150
Whirlpool Corp.	2,704	290,383
Williams-Sonoma, Inc.(c)	1,551	365,307
Wingstop, Inc.	1,231	432,143
Wyndham Hotels & Resorts, Inc.(c)	3,826	292,880
Wynn Resorts Ltd.	3,672	386,294
YETI Holdings, Inc.(b)(c)	6,571	269,674
Yum! Brands, Inc.	2,447	338,714

		42,615,267

	Shares	Value
Consumer Staples-8.81%
Albertson’s Cos., Inc., Class A	42,472	$861,332
Altria Group, Inc.	22,664	927,184
Archer-Daniels-Midland Co.	12,672	673,010
BJ’s Wholesale Club Holdings, Inc.(b)	4,649	339,563
Boston Beer Co., Inc. (The), Class A(b)	2,680	825,815
Brown-Forman Corp., Class B(c)	17,169	1,034,089
Bunge Global S.A	8,989	848,292
Campbell Soup Co.	21,550	918,892
Casey’s General Stores, Inc.	3,412	1,038,920
Celsius Holdings, Inc.(b)(c)	18,356	1,498,217
Church & Dwight Co., Inc.	9,928	993,991
Clorox Co. (The)	6,515	998,815
Coca-Cola Co. (The)	15,929	956,059
Colgate-Palmolive Co.	12,065	1,043,864
Conagra Brands, Inc.	31,423	882,358
Constellation Brands, Inc., Class A	3,973	987,370
Costco Wholesale Corp.	503	374,177
Coty, Inc., Class A(b)(c)	25,705	322,855
Darling Ingredients, Inc.(b)	20,118	851,193
Dollar General Corp.	2,275	330,580
Dollar Tree, Inc.(b)	2,382	349,392
Estee Lauder Cos., Inc. (The), Class A	2,211	328,510
Flowers Foods, Inc.	42,720	957,782
Freshpet, Inc.(b)(c)	12,387	1,400,103
General Mills, Inc.	14,094	904,553
Grocery Outlet Holding Corp.(b)	31,608	815,170
Hershey Co. (The)	4,952	930,580
Hormel Foods Corp.(c)	29,385	1,037,878
Ingredion, Inc.	8,815	1,036,908
J.M. Smucker Co. (The)	7,724	928,193
Kellanova	17,281	953,047
Kenvue, Inc.	44,970	854,430
Keurig Dr Pepper, Inc.	28,919	864,967
Kimberly-Clark Corp.	7,698	932,767
Kraft Heinz Co. (The)	25,639	904,544
Kroger Co. (The)	20,895	1,036,601
Lamb Weston Holdings, Inc.	9,275	947,998
Maplebear, Inc.(b)	16,169	526,139
McCormick & Co., Inc.	13,813	951,163
Molson Coors Beverage Co., Class B	15,076	941,044
Mondelez International, Inc., Class A	13,070	955,025
Monster Beverage Corp.(b)	17,230	1,018,293
Olaplex Holdings, Inc.(b)(c)	369,997	688,194
PepsiCo, Inc.	5,587	923,755
Performance Food Group Co.(b)	14,139	1,085,451
Philip Morris International, Inc.	10,278	924,609
Pilgrim’s Pride Corp.(b)	35,443	1,128,505
Post Holdings, Inc.(b)	10,624	1,106,596
Procter & Gamble Co. (The)	6,388	1,015,309
Reynolds Consumer Products, Inc.(c)	35,331	1,042,264
Seaboard Corp.(c)	261	858,061
Spectrum Brands Holdings, Inc.	12,786	1,028,250
Sysco Corp.	12,606	1,020,708
Target Corp.	2,223	339,941
Tyson Foods, Inc., Class A	18,150	984,456
US Foods Holding Corp.(b)	20,944	1,063,746
Walgreens Boots Alliance, Inc.	40,812	867,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Walmart, Inc.	5,991	$351,132
WK Kellogg Co.	80,244	1,174,772

		51,885,075

Energy-8.18%
Antero Midstream Corp.(c)	99,329	1,331,009
Antero Resources Corp.(b)	60,080	1,544,056
APA Corp.	37,287	1,110,780
Baker Hughes Co., Class A	39,771	1,176,824
Cheniere Energy, Inc.	7,339	1,139,013
Chesapeake Energy Corp.(c)	16,829	1,393,105
Chevron Corp.	8,864	1,347,417
ConocoPhillips	11,395	1,282,393
Coterra Energy, Inc.	51,336	1,323,442
Devon Energy Corp.	29,038	1,279,414
Diamondback Energy, Inc.	8,549	1,560,363
DT Midstream, Inc.	22,737	1,310,333
EOG Resources, Inc.	10,663	1,220,487
EQT Corp.	34,108	1,267,112
Exxon Mobil Corp.	12,822	1,340,155
Halliburton Co.	36,646	1,285,175
Hess Corp.	9,554	1,392,495
HF Sinclair Corp.	24,104	1,337,772
Kinder Morgan, Inc.	72,123	1,254,219
Marathon Oil Corp.	53,326	1,293,155
Marathon Petroleum Corp.	8,919	1,509,362
New Fortress Energy, Inc.(c)	33,753	1,186,418
NOV, Inc.	68,362	1,155,318
Occidental Petroleum Corp.	22,366	1,355,603
ONEOK, Inc.	18,763	1,409,477
Ovintiv, Inc.	30,611	1,512,490
Phillips 66	10,122	1,442,486
Pioneer Natural Resources Co.	5,721	1,345,522
Range Resources Corp.	42,913	1,356,909
Schlumberger N.V	26,024	1,257,740
Southwestern Energy Co.(b)	201,248	1,402,699
Targa Resources Corp.	14,894	1,463,187
TechnipFMC PLC (United Kingdom)(c)	67,320	1,460,171
Texas Pacific Land Corp.	833	1,312,325
Valero Energy Corp.	10,341	1,462,838
Williams Cos., Inc. (The)	36,127	1,298,404

		48,119,668

Financials-10.50%
Affiliated Managers Group, Inc.	2,689	420,318
Affirm Holdings, Inc.(b)(c)	6,940	260,389
Aflac, Inc.	4,400	355,256
AGNC Investment Corp.	40,701	389,102
Allstate Corp. (The)	2,626	418,900
Ally Financial, Inc.	12,470	461,265
American Express Co.	1,623	356,119
American Financial Group, Inc.	3,169	404,586
American International Group, Inc.	5,517	402,134
Ameriprise Financial, Inc.	1,035	421,618
Annaly Capital Management, Inc.(c)	20,321	387,928
Aon PLC, Class A	1,123	354,857
Apollo Global Management, Inc.	3,975	444,405
Arch Capital Group Ltd.(b)	4,663	408,432
Ares Management Corp., Class A	3,334	442,188
Arthur J. Gallagher & Co.	1,508	367,846
Assurant, Inc.	2,176	394,835

	Shares	Value
Financials-(continued)
Assured Guaranty Ltd.	5,350	$490,060
AXIS Capital Holdings Ltd.	6,513	407,518
Bank of America Corp.	11,896	410,650
Bank of New York Mellon Corp. (The)	7,571	424,657
Bank OZK(c)	7,986	349,787
Berkshire Hathaway, Inc., Class B(b)	1,036	424,138
BlackRock, Inc.	491	398,368
Blackstone, Inc., Class A	3,221	411,708
Block, Inc., Class A(b)	4,052	322,012
Blue Owl Capital, Inc.(c)	27,262	489,626
BOK Financial Corp.	4,673	397,252
Brighthouse Financial, Inc.(b)	6,854	319,054
Brown & Brown, Inc.	4,886	411,450
Capital One Financial Corp.	2,385	328,200
Carlyle Group, Inc. (The)(c)	10,070	461,709
Cboe Global Markets, Inc.	2,059	395,328
Charles Schwab Corp. (The)	5,830	389,327
Chubb Ltd.	1,635	411,480
Cincinnati Financial Corp.	3,559	405,726
Citigroup, Inc.	7,556	419,282
Citizens Financial Group, Inc.	12,353	387,761
CME Group, Inc., Class A	1,717	378,341
CNA Financial Corp.(c)	8,653	380,299
Coinbase Global, Inc., Class A(b)	2,678	545,134
Columbia Banking System, Inc.	14,763	267,210
Comerica, Inc.	7,422	366,498
Commerce Bancshares, Inc.	6,891	358,608
Corebridge Financial, Inc.	18,116	449,820
Credit Acceptance Corp.(b)(c)	796	440,666
Cullen/Frost Bankers, Inc.	3,582	388,683
Discover Financial Services	3,565	430,295
East West Bancorp, Inc.	5,422	395,047
Equitable Holdings, Inc.	11,305	387,083
Euronet Worldwide, Inc.(b)	3,106	339,921
Evercore, Inc., Class A	2,383	445,812
Everest Group Ltd.	952	351,174
F.N.B. Corp.	28,728	383,232
FactSet Research Systems, Inc.	822	380,241
Fidelity National Financial, Inc.(c)	7,766	392,804
Fidelity National Information Services, Inc.	4,705	325,539
Fifth Third Bancorp	11,907	408,886
First American Financial Corp.	5,877	343,276
First Citizens BancShares, Inc., Class A	258	406,043
First Hawaiian, Inc.	17,578	368,435
First Horizon Corp.	27,318	385,184
Fiserv, Inc.(b)	2,077	310,034
FLEETCOR Technologies, Inc.(b)	1,068	298,260
Franklin Resources, Inc.	14,032	385,178
Global Payments, Inc.	2,292	297,272
Globe Life, Inc.	2,984	378,759
Goldman Sachs Group, Inc. (The)	1,060	412,393
Hanover Insurance Group, Inc. (The)	2,851	374,821
Hartford Financial Services Group, Inc. (The)	4,646	445,273
Houlihan Lokey, Inc.	3,240	416,858
Huntington Bancshares, Inc.	30,761	401,123
Interactive Brokers Group, Inc., Class A	4,469	485,870
Intercontinental Exchange, Inc.	3,237	448,066
Invesco Ltd.(e)	24,110	371,535
Jack Henry & Associates, Inc.	1,660	288,458
Janus Henderson Group PLC	13,512	421,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Jefferies Financial Group, Inc.	10,027	$419,329
JPMorgan Chase & Co.	2,308	429,426
Kemper Corp.	7,771	445,511
KeyCorp	27,973	399,175
Kinsale Capital Group, Inc.	1,109	572,444
KKR & Co., Inc., Class A	4,856	477,151
Lazard, Inc.(c)	11,473	442,169
Lincoln National Corp.	14,981	412,577
Loews Corp.	5,329	400,368
LPL Financial Holdings, Inc.	1,669	447,108
M&T Bank Corp.	2,715	379,394
Markel Group, Inc.(b)(c)	271	404,462
MarketAxess Holdings, Inc.	1,395	297,707
Marsh & McLennan Cos., Inc.	1,855	375,211
Mastercard, Inc., Class A	671	318,564
MetLife, Inc.	5,754	401,284
MGIC Investment Corp.(c)	20,547	408,680
Moody’s Corp.	980	371,832
Morgan Stanley	4,497	386,922
Morningstar, Inc.	1,325	395,632
MSCI, Inc.	721	404,459
Nasdaq, Inc.	6,719	377,608
NCR Atleos Corp.(b)	12,649	275,242
New York Community Bancorp, Inc.	36,655	175,577
Northern Trust Corp.	4,568	375,170
NU Holdings Ltd., Class A (Brazil)(b)	44,733	495,642
Old Republic International Corp.	12,440	360,262
OneMain Holdings, Inc.	8,095	382,327
PayPal Holdings, Inc.(b)	4,668	281,667
Pinnacle Financial Partners, Inc.(c)	4,425	366,036
PNC Financial Services Group, Inc. (The)	2,613	384,634
Popular, Inc.	4,754	397,815
Primerica, Inc.	1,739	426,507
Principal Financial Group, Inc.	4,888	395,244
Progressive Corp. (The)	2,233	423,287
Prosperity Bancshares, Inc.	5,809	362,540
Prudential Financial, Inc.	3,667	399,666
Raymond James Financial, Inc.	3,433	413,059
Regions Financial Corp.	21,157	394,155
Reinsurance Group of America, Inc.	2,218	392,253
RenaissanceRe Holdings Ltd. (Bermuda)	1,819	408,948
Rithm Capital Corp.	34,720	376,365
RLI Corp.	2,706	396,294
Robinhood Markets, Inc., Class A(b)(c)	31,778	518,299
Rocket Cos., Inc., Class A(b)(c)	35,245	442,677
Ryan Specialty Holdings, Inc., Class A(b)	8,153	427,054
S&P Global, Inc.	871	373,119
SEI Investments Co.	6,019	404,778
Shift4 Payments, Inc., Class A(b)(c)	4,223	347,215
SLM Corp.	22,464	467,925
SoFi Technologies, Inc.(b)(c)	45,848	411,715
Starwood Property Trust, Inc.(c)	18,105	369,161
State Street Corp.	4,929	363,415
Stifel Financial Corp.	5,769	437,636
Synchrony Financial	7,824	323,131
Synovus Financial Corp.	10,211	387,405
T. Rowe Price Group, Inc.	3,652	413,954
TFS Financial Corp.(c)	27,257	347,527
Toast, Inc., Class A(b)(c)	25,603	588,869
TPG, Inc.(c)	9,826	435,783

	Shares	Value
Financials-(continued)
Tradeweb Markets, Inc., Class A	3,951	$418,095
Travelers Cos., Inc. (The)	2,004	442,804
Truist Financial Corp.	10,741	375,720
U.S. Bancorp	9,187	385,487
Unum Group	8,597	425,122
UWM Holdings Corp.(c)	63,631	405,966
Virtu Financial, Inc., Class A	19,499	351,957
Visa, Inc., Class A(c)	1,069	302,142
Voya Financial, Inc.	5,022	343,304
W.R. Berkley Corp.	5,145	430,122
Webster Financial Corp.(c)	7,677	365,732
Wells Fargo & Co.	8,079	449,112
Western Alliance Bancorporation	6,578	379,748
Western Union Co. (The)	23,092	309,664
WEX, Inc.(b)(c)	1,560	342,779
White Mountains Insurance Group Ltd.	254	448,422
Willis Towers Watson PLC	1,504	410,005
Wintrust Financial Corp.(c)	4,067	391,855
XP, Inc., Class A (Brazil)	14,940	353,182
Zions Bancorporation N.A.	9,515	375,176

		61,814,196

Health Care-9.97%
10X Genomics, Inc., Class A(b)(c)	9,262	431,980
Abbott Laboratories	4,239	502,915
AbbVie, Inc.	2,972	523,221
Acadia Healthcare Co., Inc.(b)	6,120	510,714
Agilent Technologies, Inc.	3,395	466,337
agilon health, inc.(b)(c)	39,868	244,391
Align Technology, Inc.(b) ..	2,030	613,913
Alnylam Pharmaceuticals, Inc.(b)	2,481	374,854
Amedisys, Inc.(b)(c)	4,706	437,752
Amgen, Inc.	1,625	444,974
Apellis Pharmaceuticals, Inc.(b)(c)	6,889	426,911
Avantor, Inc.(b)	21,129	520,619
Azenta, Inc.(b)(c)	7,569	493,120
Baxter International, Inc.	12,051	493,127
Becton, Dickinson and Co	1,884	443,776
Biogen, Inc.(b)	1,836	398,394
BioMarin Pharmaceutical, Inc.(b)	4,640	400,339
Bio-Rad Laboratories, Inc., Class A(b)	1,419	462,424
Bio-Techne Corp.	6,486	477,175
Boston Scientific Corp.(b)	8,010	530,342
Bristol-Myers Squibb Co.	8,790	446,092
Bristol-Myers Squibb Co., Rts., expiring 12/31/2030(b)(c)(d)	7,730	5,411
Bruker Corp.	6,388	552,818
Cardinal Health, Inc.	4,146	464,269
Catalent, Inc.(b)	11,766	674,662
Cencora, Inc.	4,675	1,101,430
Centene Corp.(b)	5,965	467,835
Certara, Inc.(b)(c)	27,410	462,681
Charles River Laboratories International, Inc.(b)	2,182	554,643
Chemed Corp.	770	482,120
Cigna Group (The)	1,694	569,421
Cooper Cos., Inc. (The)	5,104	477,734
CVS Health Corp.	12,650	940,780
Danaher Corp.	2,011	509,065
DaVita, Inc.(b)	4,170	529,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
DENTSPLY SIRONA, Inc.	13,581	$443,827
DexCom, Inc.(b)	3,712	427,140
Doximity, Inc., Class A(b)(c)	18,270	515,762
Edwards Lifesciences Corp.(b)	6,461	548,345
Elanco Animal Health, Inc.(b)	34,407	546,727
Elevance Health, Inc.	922	462,152
Eli Lilly and Co.	751	566,014
Encompass Health Corp.	6,783	504,655
Enovis Corp.(b)(c)	8,739	522,680
Envista Holdings Corp.(b)(c)	18,449	380,972
Exact Sciences Corp.(b)(c)	6,775	389,766
Exelixis, Inc.(b)(c)	20,146	441,197
Fortrea Holdings, Inc.(b)(c)	14,189	532,655
GE HealthCare Technologies, Inc.	6,510	594,233
Gilead Sciences, Inc.	5,650	407,365
Globus Medical, Inc., Class A(b)(c)	9,695	523,433
HCA Healthcare, Inc.	1,722	536,747
Henry Schein, Inc.(b)	6,161	471,132
Hologic, Inc.(b)	6,348	468,482
Humana, Inc.	915	320,543
ICON PLC(b)	1,642	526,458
ICU Medical, Inc.(b)(c)	5,040	550,519
IDEXX Laboratories, Inc.(b)	837	481,467
Illumina, Inc.(b)	3,764	526,320
Incyte Corp.(b)	7,985	466,005
Inspire Medical Systems, Inc.(b)(c)	2,738	490,212
Insulet Corp.(b)	2,245	368,180
Integra LifeSciences Holdings Corp.(b)(c)	10,640	392,722
Intuitive Surgical, Inc.(b)	1,412	544,467
Ionis Pharmaceuticals, Inc.(b)(c)	8,909	402,776
IQVIA Holdings, Inc.(b)	2,050	506,678
Jazz Pharmaceuticals PLC(b)	3,688	438,503
Johnson & Johnson	2,810	453,478
Karuna Therapeutics, Inc.(b)(c)	2,133	669,698
Laboratory Corp. of America Holdings	2,024	436,840
Maravai LifeSciences Holdings, Inc.,
Class A(b)(c)	84,978	656,880
Masimo Corp.(b)(c)	4,135	531,513
McKesson Corp.	2,053	1,070,455
Medpace Holdings, Inc.(b)	1,565	622,119
Medtronic PLC	5,541	461,898
Merck & Co., Inc.	4,246	539,879
Mettler-Toledo International, Inc.(b)	253	315,547
Moderna, Inc.(b)(c)	5,513	508,519
Molina Healthcare, Inc.(b)	1,207	475,449
Natera, Inc.(b)	7,612	658,362
Neurocrine Biosciences, Inc.(b)	3,672	478,829
Novocure Ltd.(b)(c)	34,222	523,939
Organon & Co.	38,873	676,779
Penumbra, Inc.(b)(c)	1,982	465,611
Perrigo Co. PLC	14,442	379,247
Pfizer, Inc.	15,413	409,369
Premier, Inc., Class A	20,943	436,871
Qiagen N.V.(b)(c)	10,180	435,602
Quest Diagnostics, Inc.	3,259	407,016
QuidelOrtho Corp.(b)(c)	6,612	301,507
R1 RCM, Inc.(b)(c)	42,434	596,198
Regeneron Pharmaceuticals, Inc.(b)	522	504,299
Repligen Corp.(b)(c)	2,726	528,817
ResMed, Inc.	2,699	468,870

	Shares	Value
Health Care-(continued)
Revvity, Inc.	4,806	$526,690
Roivant Sciences Ltd.(b)(c)	45,231	517,443
Royalty Pharma PLC, Class A	15,277	463,504
Sarepta Therapeutics, Inc.(b)(c)	4,985	637,581
Shockwave Medical, Inc.(b)(c)	2,513	655,566
Sotera Health Co.(b)(c)	31,240	468,912
STERISPLC	2,191	510,306
Stryker Corp.	1,524	531,983
Tandem Diabetes Care, Inc.(b)	18,363	489,007
Teladoc Health, Inc.(b)(c)	22,959	346,222
Teleflex, Inc.	1,892	421,519
Tenet Healthcare Corp.(b)	6,398	595,014
Thermo Fisher Scientific, Inc.	889	506,890
Ultragenyx Pharmaceutical, Inc.(b)(c)	10,639	550,249
United Therapeutics Corp.(b)	1,812	408,860
UnitedHealth Group, Inc.	795	392,412
Universal Health Services, Inc., Class B	3,284	548,625
Veeva Systems, Inc., Class A(b)	2,547	574,374
Vertex Pharmaceuticals, Inc.(b)	1,241	522,138
Viatris, Inc.	45,181	558,889
Waters Corp.(b)	946	319,199
West Pharmaceutical Services, Inc.	1,291	462,643
Zimmer Biomet Holdings, Inc.	3,762	467,842
Zoetis, Inc.	2,423	480,554

		58,703,851

Industrials-10.77%
3M Co.	2,647	243,842
A.O. Smith Corp.	3,587	297,362
Acuity Brands, Inc.(c)	1,476	370,830
Advanced Drainage Systems, Inc.	2,186	356,843
AECOM	3,029	269,066
AGCO Corp.	2,423	265,803
Air Lease Corp., Class A	6,953	278,815
Alaska Air Group, Inc.(b)	8,317	310,973
Allegion PLC	2,637	337,193
Allison Transmission Holdings, Inc.(c)	5,001	376,725
American Airlines Group, Inc.(b)(c)	21,521	337,449
AMETEK, Inc.	1,765	318,018
Armstrong World Industries, Inc.	3,028	365,207
Automatic Data Processing, Inc.	1,198	300,854
Avis Budget Group, Inc.(c)	1,660	179,346
Axon Enterprise, Inc.(b)	1,169	359,316
AZEK Co., Inc. (The)(b)(c)	7,936	381,801
Boeing Co. (The)(b)	1,159	236,111
Booz Allen Hamilton Holding Corp.	2,185	322,746
Broadridge Financial Solutions, Inc.	1,896	385,988
Builders FirstSource, Inc.(b)	1,893	369,476
BWX Technologies, Inc.	3,445	347,359
C.H. Robinson Worldwide, Inc.	3,178	235,426
CACI International, Inc., Class A(b)	1,180	442,323
Carlisle Cos., Inc.	943	330,050
Carrier Global Corp.(c)	5,159	286,737
Caterpillar, Inc.	1,062	354,666
ChargePoint Holdings, Inc.(b)(c)	561,053	1,161,380
Cintas Corp.	504	316,819
Clarivate PLC(b)(c)	47,839	343,484
Clean Harbors, Inc.(b)	6,625	1,206,413
CNH Industrial N.V.(b)	25,043	299,264
Concentrix Corp.(c)	3,985	288,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	6,277	$333,623
Core & Main, Inc., Class A(b)	7,517	358,786
Crane Co.	2,672	324,808
CSX Corp.	8,176	310,197
Cummins, Inc.	1,194	320,720
Curtiss-Wright Corp.	1,289	304,552
Dayforce, Inc.(b)(c)	5,794	404,189
Deere & Co.	773	282,184
Delta Air Lines, Inc.	7,426	313,897
Donaldson Co., Inc.(c)	4,479	320,786
Dover Corp.	1,932	319,514
Driven Brands Holdings, Inc.(b)(c)	23,311	321,459
Dun & Bradstreet Holdings, Inc.	36,214	381,696
Eaton Corp. PLC	1,210	349,690
EMCOR Group, Inc.	1,303	408,517
Emerson Electric Co.	3,122	333,586
Equifax, Inc.	1,231	336,789
ESAB Corp.	3,367	333,737
Expeditors International of Washington, Inc.	2,288	273,645
Fastenal Co.	20,751	1,515,031
FedEx Corp.	1,019	253,700
Ferguson PLC	1,552	328,170
Flowserve Corp.	7,116	301,149
Fortive Corp.	3,975	338,392
Fortune Brands Innovations, Inc.	3,783	307,709
FTI Consulting, Inc.(b)	1,244	257,359
Gates Industrial Corp. PLC(b)(c)	22,320	328,550
Generac Holdings, Inc.(b)	2,278	256,298
General Dynamics Corp.	1,089	297,569
General Electric Co.	2,300	360,847
Genpact Ltd.	7,971	271,014
Graco, Inc.	3,335	304,352
GXO Logistics, Inc.(b)	4,775	247,154
Hayward Holdings, Inc.(b)(c)	21,190	313,400
HEICO Corp.(c)	1,561	301,897
Hertz Global Holdings, Inc.(b)(c)	32,389	254,254
Hexcel Corp.(c)	18,426	1,372,000
Honeywell International, Inc.	1,400	278,222
Howmet Aerospace, Inc.	5,256	349,787
Hubbell, Inc.	905	344,506
Huntington Ingalls Industries, Inc.	1,119	326,323
IDEX Corp.	1,346	317,521
Illinois Tool Works, Inc.	1,107	290,200
Ingersoll Rand, Inc.	3,772	344,497
ITT, Inc.	2,477	312,449
J.B. Hunt Transport Services, Inc.	1,462	301,625
Jacobs Solutions, Inc.	2,130	312,365
Johnson Controls International PLC	4,937	292,616
KBR, Inc.	7,286	437,379
Kirby Corp.(b)	3,759	329,739
Knight-Swift Transportation Holdings, Inc.	4,863	273,981
L3Harris Technologies, Inc.	1,408	298,017
Landstar System, Inc.	1,535	291,957
Leidos Holdings, Inc.	3,536	452,113
Lennox International, Inc.(c)	662	311,941
Lincoln Electric Holdings, Inc.	1,352	346,923
Lockheed Martin Corp.	617	264,224
Lyft, Inc., Class A(b)(c)	24,115	382,946
ManpowerGroup, Inc.	3,586	258,766
Masco Corp.	4,318	331,450

	Shares	Value
Industrials-(continued)
MasTec, Inc.(b)(c)	4,216	$318,139
MDU Resources Group, Inc.	14,256	309,070
Mercury Systems, Inc.(b)(c)	7,584	226,534
Middleby Corp. (The)(b)	2,062	313,754
MSA Safety, Inc.	1,596	293,903
MSC Industrial Direct Co., Inc., Class A(c)	2,793	281,925
Nordson Corp.	1,139	302,575
Norfolk Southern Corp.	1,213	307,350
Northrop Grumman Corp.	576	265,548
nVent Electric PLC	5,037	339,091
Old Dominion Freight Line, Inc.	744	329,205
Oshkosh Corp.	2,775	307,637
Otis Worldwide Corp.	3,153	300,481
Owens Corning	1,959	293,419
PACCAR, Inc.	2,878	319,141
Parker-Hannifin Corp.	638	341,617
Paychex, Inc.	2,195	269,151
Paycom Software, Inc.	2,074	378,277
Paycor HCM, Inc.(b)(c)	18,380	388,186
Paylocity Holding Corp.(b)	1,795	302,655
Pentair PLC	4,153	323,062
Plug Power, Inc.(b)(c)	308,240	1,088,087
Quanta Services, Inc.	1,426	344,393
RB Global, Inc. (Canada)	4,811	365,203
RBC Bearings, Inc.(b)(c)	5,002	1,364,696
Regal Rexnord Corp.(c)	2,224	381,394
Republic Services, Inc.	6,952	1,276,387
Robert Half, Inc.	3,298	265,159
Rockwell Automation, Inc.	999	284,795
Rollins, Inc.	7,344	323,650
RTX Corp.	3,367	301,919
Ryder System, Inc.	2,611	297,915
Saia, Inc.(b)(c)	713	410,260
Schneider National, Inc., Class B	11,473	270,189
Science Applications International Corp.	2,976	416,521
Sensata Technologies Holding PLC	8,134	279,972
SiteOne Landscape Supply, Inc.(b)(c)	2,072	349,091
Snap-on, Inc.	993	273,730
Southwest Airlines Co.	10,288	352,570
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	9,776	279,594
SS&C Technologies Holdings, Inc.	6,760	431,018
Stanley Black & Decker, Inc.	2,985	266,531
Stericycle, Inc.(b)(c)	22,878	1,244,334
Sunrun, Inc.(b)(c)	80,893	973,952
Tetra Tech, Inc.	1,661	294,529
Textron, Inc.	3,634	323,680
Timken Co. (The)	17,569	1,475,620
Toro Co. (The)	3,260	300,931
Trane Technologies PLC	1,191	335,826
TransDigm Group, Inc.	287	338,011
TransUnion	4,373	339,476
Trex Co., Inc.(b)(c)	3,754	344,467
Uber Technologies, Inc.(b).	4,923	391,379
U-Haul Holding Co., Series N(c)	5,326	338,574
Union Pacific Corp.	1,190	301,891
United Airlines Holdings, Inc.(b)	7,368	335,170
United Parcel Service, Inc., Class B	1,758	260,641
United Rentals, Inc.	567	393,084
Valmont Industries, Inc.	1,266	268,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Veralto Corp.	3,659	$316,211
Verisk Analytics, Inc.	1,178	284,958
Vertiv Holdings Co., Class A	8,512	575,581
Vestis Corp.	14,410	270,332
W.W. Grainger, Inc.	343	333,897
Wabtec Corp.	2,313	326,804
Waste Management, Inc.	6,493	1,335,285
Watsco, Inc.(c)	689	271,549
WESCO International, Inc.	1,744	260,711
WillScot Mobile Mini Holdings Corp.(b)(c)	6,890	328,998
Woodward, Inc.	2,079	294,158
XPO, Inc.(b)(c)	3,414	410,773
Xylem, Inc.	2,614	332,109

		63,402,193

Information Technology-13.21%
Accenture PLC, Class A	827	309,943
Adobe, Inc.(b)	629	352,416
Advanced Micro Devices, Inc.(b)	2,993	576,242
Akamai Technologies, Inc.(b)	3,306	366,702
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,310	450,622
Alteryx, Inc., Class A(b)(c)	9,223	443,073
Amdocs Ltd.	4,470	407,664
Amphenol Corp., Class A	4,140	452,254
Analog Devices, Inc.	2,077	398,410
ANSYS, Inc.(b)	1,337	446,785
Apple, Inc.	1,976	357,162
Applied Materials, Inc.	2,592	522,599
AppLovin Corp., Class A(b)	10,412	621,805
Arista Networks, Inc.(b)	12,364	3,431,505
Arrow Electronics, Inc.(b)	3,214	377,645
Aspen Technology, Inc.(b)(c)	1,963	380,606
Atlassian Corp., Class A(b)(c)	2,045	424,174
Autodesk, Inc.(b)	1,701	439,147
Avnet, Inc.	8,094	377,099
Bentley Systems, Inc., Class B(c)	7,489	384,710
BILL Holdings, Inc.(b)(c)	3,958	250,660
Broadcom, Inc.	421	547,506
Cadence Design Systems, Inc.(b)	1,481	450,787
CCC Intelligent Solutions Holdings, Inc.(b)(c)	33,352	390,552
CDW Corp.	1,797	442,439
Ciena Corp.(b)	57,471	3,274,698
Cirrus Logic, Inc.(b)	4,884	448,449
Cisco Systems, Inc.	55,165	2,668,331
Cloudflare, Inc., Class A(b)	4,997	492,404
Cognex Corp.	7,169	282,817
Cognizant Technology Solutions Corp., Class A	5,454	430,975
Coherent Corp.(b)	9,504	565,298
Confluent, Inc., Class A(b)(c)	16,607	562,479
Corning, Inc.	13,264	427,631
Crane NXT Co.	5,338	311,846
CrowdStrike Holdings, Inc., Class A(b)	1,599	518,316
Datadog, Inc., Class A(b)	3,304	434,344
DocuSign, Inc.(b)	8,098	431,380
Dolby Laboratories, Inc., Class A(c)	4,307	348,867
DoubleVerify Holdings, Inc.(b)(c)	11,696	361,289
Dropbox, Inc., Class A(b)	13,876	332,330
DXC Technology Co.(b)	16,070	351,290
Dynatrace, Inc.(b)	7,036	348,634

	Shares	Value
Information Technology-(continued)
Elastic N.V.(b)	3,361	$449,735
Enphase Energy, Inc.(b)	11,783	1,496,559
Entegris, Inc.	3,619	486,249
EPAM Systems, Inc.(b)	1,449	441,076
F5, Inc.(b)	2,250	421,245
Fair Isaac Corp.(b)	250	317,478
First Solar, Inc.(b)	8,750	1,346,538
Five9, Inc.(b)(c)	4,795	292,495
Fortinet, Inc.(b)	7,485	517,288
Gartner, Inc.(b)	857	398,985
Gen Digital, Inc.	17,345	372,744
GitLab, Inc., Class A(b)	6,528	470,799
GLOBALFOUNDRIES, Inc.(b)(c)	7,285	398,271
Globant S.A.(b)	1,708	381,174
GoDaddy, Inc., Class A(b)	3,705	422,926
Guidewire Software, Inc.(b)	3,885	463,636
HashiCorp, Inc., Class A(b)	15,421	402,026
Hewlett Packard Enterprise Co.	23,524	358,271
HP, Inc.	12,898	365,400
HubSpot, Inc.(b)	780	482,672
Informatica, Inc., Class A(b)(c)	14,174	461,789
Intel Corp.	9,127	392,917
International Business Machines Corp.	2,383	440,927
Intuit, Inc.	673	446,125
IPG Photonics Corp.(b)	3,796	327,785
Jabil, Inc.	3,297	475,065
Juniper Networks, Inc.	92,175	3,413,240
Keysight Technologies, Inc.(b)	1,957	301,965
KLA Corp.	713	486,480
Kyndryl Holdings, Inc.(b)	20,985	461,040
Lam Research Corp.	542	508,532
Lattice Semiconductor Corp.(b)(c)	6,274	480,651
Littelfuse, Inc.	1,140	271,594
Lumentum Holdings, Inc.(b)(c)	61,090	2,961,032
Manhattan Associates, Inc.(b)	1,711	433,448
Marvell Technology, Inc.	7,335	525,626
Microchip Technology, Inc.	4,430	372,740
Micron Technology, Inc.	5,218	472,803
Microsoft Corp.	1,036	428,531
MKS Instruments, Inc.	3,307	405,967
MongoDB, Inc.(b) .	999	447,132
Monolithic Power Systems, Inc.	677	487,467
Motorola Solutions, Inc.	8,233	2,720,101
nCino, Inc.(b)(c)	12,979	387,293
NCR Voyix Corp.(b)(c)	24,817	362,576
NetApp, Inc.	4,313	384,375
Nutanix, Inc., Class A(b)	8,542	539,513
NVIDIA Corp.	820	648,718
Okta, Inc.(b)	5,318	570,621
ON Semiconductor Corp.(b)	5,014	395,705
Oracle Corp.	3,371	376,473
Palantir Technologies, Inc., Class A(b)(c)	22,203	556,851
Palo Alto Networks, Inc.(b)	1,308	406,199
Pegasystems, Inc.(c)	7,406	481,686
Procore Technologies, Inc.(b)	6,589	514,140
PTC, Inc.(b)	2,336	427,511
Pure Storage, Inc., Class A(b)	11,817	622,165
Qorvo, Inc.(b)	3,828	438,497
QUALCOMM, Inc.	2,866	452,226
RingCentral, Inc., Class A(b)(c)	11,753	392,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Roper Technologies, Inc.	722	$393,295
Salesforce, Inc.(b)	1,545	477,127
SentinelOne, Inc., Class A(b)	16,410	462,270
ServiceNow, Inc.(b)	553	426,551
Skyworks Solutions, Inc.	3,753	393,765
Smartsheet, Inc., Class A(b)(c)	8,609	363,386
Snowflake, Inc., Class A(b)	2,053	386,539
Splunk, Inc.(b)	2,545	397,580
Synopsys, Inc.(b)	723	414,807
TD SYNNEX Corp.	3,843	399,288
Teledyne Technologies, Inc.(b)	682	291,398
Teradata Corp.(b)	8,745	328,987
Teradyne, Inc.	4,147	429,588
Texas Instruments, Inc.	2,432	406,947
Trimble, Inc.(b)	5,849	357,900
Twilio, Inc., Class A(b)	5,526	329,294
Tyler Technologies, Inc.(b)	954	417,032
Ubiquiti, Inc.(c)	22,128	2,592,959
UiPath, Inc., Class A(b)(c)	16,500	391,875
Unity Software, Inc.(b)(c)	11,897	348,820
Universal Display Corp.(c)	2,166	377,794
VeriSign, Inc.(b)	1,779	347,421
Viasat, Inc.(b)(c)	113,711	2,225,324
Vontier Corp.	8,039	345,677
Western Digital Corp.(b)	8,128	483,372
Wolfspeed, Inc.(b)(c)	9,498	247,138
Workday, Inc., Class A(b)	1,407	414,587
Zebra Technologies Corp., Class A(b)	1,180	329,786
Zoom Video Communications, Inc., Class A(b)	5,344	377,981
Zscaler, Inc.(b)(c)	1,915	463,373

		77,781,604

Materials-9.07%
Air Products and Chemicals, Inc.	4,942	1,156,626
Albemarle Corp.(c)	10,326	1,423,439
Alcoa Corp.	51,925	1,412,879
Amcor PLC	28,345	256,806
AptarGroup, Inc.	2,164	303,955
Ardagh Group S.A., Class A(b)(d)	13,287	62,549
Ardagh Metal Packaging S.A	69,568	228,183
Ashland, Inc.	15,501	1,451,514
Avery Dennison Corp.	6,674	1,445,121
Axalta Coating Systems Ltd.(b)	8,373	274,048
Ball Corp.	4,779	305,952
Berry Global Group, Inc.	4,175	243,027
Celanese Corp.	9,132	1,387,790
CF Industries Holdings, Inc.	16,695	1,347,620
Chemours Co. (The)	44,922	883,616
Cleveland-Cliffs, Inc.(b)	74,742	1,554,634
Corteva, Inc.	21,026	1,125,311
Crown Holdings, Inc.	3,072	235,377
Dow, Inc.	25,340	1,415,999
DuPont de Nemours, Inc.	3,877	268,250
Eagle Materials, Inc.	1,468	372,211
Eastman Chemical Co.	15,221	1,335,491
Ecolab, Inc.	6,745	1,516,546
Element Solutions, Inc.	62,609	1,471,311
FMC Corp.	23,384	1,318,624
Freeport-McMoRan, Inc.	35,606	1,346,263
Ginkgo Bioworks Holdings, Inc.(b)(c)	331,103	503,277

	Shares	Value
Materials-(continued)
Graphic Packaging Holding Co.(c)	11,668	$302,785
Huntsman Corp.	51,475	1,317,760
International Flavors & Fragrances, Inc.	16,815	1,269,532
International Paper Co.	35,153	1,243,010
Linde PLC	3,249	1,458,216
Louisiana-Pacific Corp.	4,269	315,778
LyondellBasell Industries N.V., Class A	14,045	1,408,433
Martin Marietta Materials, Inc.	592	342,004
Mosaic Co. (The)	36,052	1,123,380
MP Materials Corp.(b)(c)	79,251	1,205,408
NewMarket Corp.	2,379	1,526,533
Newmont Corp.	32,574	1,017,937
Nucor Corp.	7,938	1,526,477
Olin Corp.	26,075	1,402,835
Packaging Corp. of America	1,669	302,406
PPG Industries, Inc.	1,915	271,164
Reliance, Inc.	4,838	1,554,062
Royal Gold, Inc.(c)	10,824	1,110,867
RPM International, Inc.(c)	2,598	299,679
Scotts Miracle-Gro Co. (The)(c)	21,023	1,381,211
Sealed Air Corp.	7,991	278,646
Sherwin-Williams Co. (The)	952	316,093
Silgan Holdings, Inc.	6,383	280,277
Sonoco Products Co.	4,982	282,380
Southern Copper Corp. (Mexico)(c)	18,052	1,459,685
SSR Mining, Inc. (Canada)(c)	113,632	488,618
Steel Dynamics, Inc.	11,319	1,514,709
United States Steel Corp.(c)	36,018	1,705,092
Vulcan Materials Co.	1,292	343,478
Westlake Corp.	9,996	1,386,545
WestRock Co.	6,774	306,794

		53,388,213

Real Estate-8.75%
Agree Realty Corp.	13,245	727,813
Alexandria Real Estate Equities, Inc.(c)	6,583	821,098
American Homes 4 Rent, Class A	23,170	857,522
American Tower Corp.	3,810	757,657
Americold Realty Trust, Inc.	28,333	716,825
Apartment Income REIT Corp.	24,554	744,477
AvalonBay Communities, Inc.	4,574	809,735
Boston Properties, Inc.	12,377	801,039
Brixmor Property Group, Inc.	35,436	801,208
Camden Property Trust	8,588	811,394
CBRE Group, Inc., Class A(b)	9,714	892,619
CoStar Group, Inc.(b)	9,715	845,496
Cousins Properties, Inc.	36,066	822,665
Crown Castle, Inc.	6,826	750,450
CubeSmart(c)	19,197	837,181
Digital Realty Trust, Inc.(c)	5,990	879,392
EastGroup Properties, Inc.	4,628	813,093
EPR Properties	17,647	724,939
Equinix, Inc.	989	879,043
Equity LifeStyle Properties, Inc.	11,300	760,716
Equity Residential	13,669	823,011
Essex Property Trust, Inc.	3,566	825,172
Extra Space Storage, Inc.	5,850	824,675
Federal Realty Investment Trust	8,101	816,986
First Industrial Realty Trust, Inc.(c)	16,304	864,112
Gaming and Leisure Properties, Inc.	17,293	786,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Healthcare Realty Trust, Inc.	51,006	$702,863
Healthpeak Properties, Inc.	42,787	716,682
Highwoods Properties, Inc.(c)	37,791	923,990
Host Hotels & Resorts, Inc.	45,017	933,653
Howard Hughes Holdings, Inc.(b)(c)	10,676	815,646
Invitation Homes, Inc.	24,525	835,567
Iron Mountain, Inc.	12,244	962,868
Jones Lang LaSalle, Inc.(b)	4,853	923,235
Kilroy Realty Corp.(c)	20,814	788,642
Kimco Realty Corp.	39,834	787,120
Lamar Advertising Co., Class A	7,742	855,878
Medical Properties Trust, Inc.(c)	167,470	705,049
Mid-America Apartment Communities, Inc.	6,309	792,915
National Storage Affiliates Trust	21,993	787,569
NET Lease Office Properties(c)	42,003	1,024,453
NNN REIT, Inc.(c)	19,418	790,118
Omega Healthcare Investors, Inc.	26,264	817,336
Park Hotels & Resorts, Inc.(c)	53,388	886,241
Prologis, Inc.	6,735	897,573
Public Storage	2,947	836,565
Rayonier, Inc.	25,999	895,146
Realty Income Corp.	29,171	1,520,101
Regency Centers Corp.	12,643	783,234
Rexford Industrial Realty, Inc.(c)	15,385	782,789
SBA Communications Corp., Class A	3,189	667,235
Simon Property Group, Inc.	6,109	904,987
STAG Industrial, Inc.	22,169	823,357
Sun Communities, Inc.	6,195	828,643
UDR, Inc.	22,938	814,299
Ventas, Inc.	17,346	733,562
VICI Properties, Inc.	26,310	787,458
Vornado Realty Trust(c)	28,748	756,072
W.P. Carey, Inc.	12,538	706,266
Welltower, Inc.	9,168	844,923
Weyerhaeuser Co.	25,972	892,917
Zillow Group, Inc., Class C(b)(c)	17,167	963,927

		51,483,683

Utilities-7.50%
AES Corp. (The)	61,800	939,360
Alliant Energy Corp.(c)	21,658	1,034,169
Ameren Corp.	14,268	1,015,739
American Electric Power Co., Inc.	13,987	1,191,552
American Water Works Co., Inc.	8,470	1,004,034
Atmos Energy Corp.	9,804	1,106,970
Avangrid, Inc.	34,776	1,082,577
Brookfield Renewable Corp., Class A(c)	40,961	971,595
CenterPoint Energy, Inc.	39,057	1,074,067
Clearway Energy, Inc., Class C	44,969	980,324
CMS Energy Corp.	19,356	1,110,454
Consolidated Edison, Inc.	12,144	1,059,078
Constellation Energy Corp	10,160	1,711,452
Dominion Energy, Inc.	23,745	1,135,723
DTE Energy Co.	10,458	1,133,124
Duke Energy Corp.	11,879	1,090,849

	Shares	Value
Utilities-(continued)
Edison International	16,688	$1,135,118
Entergy Corp.	11,011	1,118,387
Essential Utilities, Inc.	30,907	1,074,945
Evergy, Inc.	21,711	1,075,563
Eversource Energy	18,593	1,091,409
Exelon Corp.	28,537	1,022,766
FirstEnergy Corp.	30,073	1,100,973
Hawaiian Electric Industries, Inc.	84,278	1,026,506
IDACORP, Inc.	11,188	985,775
National Fuel Gas Co.	22,156	1,079,883
NextEra Energy, Inc.	18,770	1,035,916
NiSource, Inc.	42,438	1,105,934
NRG Energy, Inc.	23,652	1,308,429
OGE Energy Corp.	31,526	1,037,521
PG&E Corp.	64,646	1,078,942
Pinnacle West Capital Corp.	14,767	1,009,029
PPL Corp.	43,053	1,135,308
Public Service Enterprise Group, Inc.	17,988	1,122,451
Sempra	15,367	1,084,910
Southern Co. (The)	15,659	1,053,068
UGI Corp.	49,133	1,202,776
Vistra Corp.	30,179	1,645,963
WEC Energy Group, Inc.	13,206	1,036,539
Xcel Energy, Inc.	18,256	961,909

		44,171,087

Total Common Stocks & Other Equity Interests (Cost $570,380,483)		587,904,431

Money Market Funds-0.00%
Invesco Government & Agency Portfolio,
Institutional Class, 5.24%(e)(f) (Cost $8,920)	8,920	8,920

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateralfrom securities on loan)-99.87% (Cost $570,389,403)		587,913,351

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.70%
Invesco Private Government Fund, 5.29%(e)(f)(g)	24,159,783	24,159,783
Invesco Private Prime Fund, 5.49%(e)(f)(g)	62,327,827	62,358,991

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,528,534)		86,518,774

TOTAL INVESTMENTS IN SECURITIES-114.57% (Cost $656,917,937)		674,432,125
OTHER ASSETS LESS LIABILITIES-(14.57)%		(85,792,472)

NET ASSETS-100.00%		$588,639,653

Investment Abbreviations:

REIT -Real Estate Investment Trust

Rts. -Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Ltd.	$406,995	$54,391	$(75,140)	$(12,439)	$(2,272)	$371,535	$10,424

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	8,887,458	(8,878,538)	-	-	8,920	6,302

Investments Purchasedwith Cash Collateral from Securities on Loan:

Invesco Private Government Fund	23,600,718	80,066,702	(79,507,637)	-	-	24,159,783	654,854	*

Invesco Private Prime Fund	60,687,562	176,993,249	(175,355,100)	(11,053)	44,333	62,358,991	1,769,076	*

Total	$84,695,275	$266,001,800	$(263,816,415)	$(23,492)	$42,061	$86,899,229	$2,440,656

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	13.21

Industrials	10.77

Financials	10.50

Health Care	9.97

Materials	9.07

Consumer Staples	8.81

Real Estate	8.75

Energy	8.18

Utilities	7.50

Consumer Discretionary	7.24

Communication Services	5.87

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Enhanced Value ETF (SPVU)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-4.16%
Fox Corp., Class A	5,528	$164,679
Paramount Global, Class B(b)	11,808	130,361
Verizon Communications, Inc.	103,661	4,148,513

		4,443,553

Consumer Discretionary-8.86%
Aptiv PLC(c)	5,801	461,122
Best Buy Co., Inc.(b)	4,870	393,886
BorgWarner, Inc.	7,517	234,004
Caesars Entertainment, Inc.(c)	4,414	191,877
CarMax, Inc.(b)(c)	4,415	348,785
D.R. Horton, Inc.	6,193	925,482
Ford Motor Co.	179,102	2,228,029
General Motors Co.	62,889	2,577,191
Lennar Corp., Class A	5,844	926,332
LKQ Corp.(b)	5,343	279,385
Mohawk Industries, Inc.(c)	926	109,842
PulteGroup, Inc.	5,217	565,418
Tapestry, Inc.	4,685	222,678

		9,464,031

Consumer Staples-4.11%
Archer-Daniels-Midland Co.	17,184	912,642
Bunge Global S.A.	6,152	580,564
Conagra Brands, Inc.	9,745	273,640
Kraft Heinz Co. (The)	19,124	674,695
Kroger Co. (The)	18,439	914,759
Molson Coors Beverage Co., Class B	3,717	232,015
Tyson Foods, Inc., Class A	7,985	433,106
Walgreens Boots Alliance, Inc.(b)	17,450	370,987

		4,392,408

Energy-18.23%
APA Corp.	5,763	171,680
Chevron Corp.	33,667	5,117,721
Coterra Energy, Inc.(b)	16,474	424,700
Devon Energy Corp.	13,422	591,373
Diamondback Energy, Inc.	3,728	680,434
EQT Corp.	10,766	399,957
Exxon Mobil Corp.(b)	48,423	5,061,172
Marathon Oil Corp.	14,397	349,127
Marathon Petroleum Corp.	14,009	2,370,743
Phillips 66	15,609	2,224,439
Valero Energy Corp.	14,673	2,075,642

		19,466,988

Financials-41.28%
American International Group, Inc.	18,146	1,322,662
Assurant, Inc.(b)	999	181,269
Bank of America Corp.	157,185	5,426,026
Bank of New York Mellon Corp. (The)(b)	18,779	1,053,314
Berkshire Hathaway, Inc., Class B(c)	13,617	5,574,800
Capital One Financial Corp.(b)	10,907	1,500,912
Cincinnati Financial Corp.	3,425	390,450
Citigroup, Inc.	59,268	3,288,781
Citizens Financial Group, Inc.	14,189	445,393
Comerica, Inc.	3,419	168,830
Discover Financial Services	5,367	647,797

	Shares	Value
Financials-(continued)
Everest Group Ltd.	1,156	$426,425
Fifth Third Bancorp	15,122	519,290
Franklin Resources, Inc.(b)	6,226	170,904
Goldman Sachs Group, Inc. (The)	6,507	2,531,548
Hartford Financial Services Group, Inc. (The)	6,637	636,090
Huntington Bancshares, Inc.	39,075	509,538
Invesco Ltd.(d)	11,971	184,473
JPMorgan Chase & Co.(b)	30,700	5,712,042
KeyCorp	22,033	314,411
Loews Corp.	4,965	373,020
M&T Bank Corp.	4,804	671,311
PNC Financial Services Group, Inc. (The)(b)	8,647	1,272,838
Principal Financial Group, Inc.	4,456	360,312
Prudential Financial, Inc.	7,817	851,975
Regions Financial Corp.	25,916	482,815
State Street Corp.	7,946	585,859
Synchrony Financial(b)	11,783	486,638
Truist Financial Corp.	37,524	1,312,590
U.S. Bancorp	31,712	1,330,636
Wells Fargo & Co.(b)	93,207	5,181,377
Zions Bancorporation N.A.(b)	4,147	163,516

		44,077,842

Health Care-10.89%
Baxter International, Inc.	12,034	492,431
Cencora, Inc.	3,833	903,055
Centene Corp.(c)	17,852	1,400,132
Cigna Group (The)	8,614	2,895,510
CVS Health Corp.	46,912	3,488,846
McKesson Corp.	3,236	1,687,283
Universal Health Services, Inc., Class B	1,505	251,425
Viatris, Inc.	41,635	515,025

		11,633,707

Industrials-5.03%
American Airlines Group, Inc.(c)	18,824	295,160
Cummins, Inc.(b)	2,537	681,464
Delta Air Lines, Inc.	19,916	841,849
Emerson Electric Co.	11,867	1,267,989
FedEx Corp.	4,283	1,066,339
Huntington Ingalls Industries, Inc.	663	193,344
Southwest Airlines Co.	12,248	419,739
United Airlines Holdings, Inc.(b)(c)	13,255	602,970

		5,368,854

Information Technology-0.90%
Hewlett Packard Enterprise Co.	34,794	529,913
HP, Inc.	15,179	430,021

		959,934

Materials-5.19%
Albemarle Corp.(b)	3,238	446,358
Celanese Corp.(b)	2,163	328,711
CF Industries Holdings, Inc.(b)	4,138	334,019
Dow, Inc.	12,650	706,882
DuPont de Nemours, Inc.	11,935	825,783
Eastman Chemical Co.	2,114	185,482
International Paper Co.	6,934	245,186
LyondellBasell Industries N.V., Class A	5,311	532,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Enhanced Value ETF (SPVU)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Materials-(continued)
Mosaic Co. (The)	10,565	$329,206
Nucor Corp.	5,709	1,097,841
Steel Dynamics, Inc.(b)	3,835	513,200

		5,545,255

Utilities-1.20%
Consolidated Edison, Inc.	6,327	551,778
Evergy, Inc.	4,317	213,864
Eversource Energy	6,363	373,508
Pinnacle West Capital Corp.	2,038	139,256

		1,278,406

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $104,118,969)		106,630,978

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.26%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,562,806	$4,562,806
Invesco Private Prime Fund, 5.49%(d)(e)(f)	11,723,447	11,729,309

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,292,921)		16,292,115

TOTAL INVESTMENTS IN SECURITIES-115.11% (Cost $120,411,890)		122,923,093
OTHER ASSETS LESS LIABILITIES-(15.11)%		(16,135,127)

NET ASSETS-100.00%		$106,787,966

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income
Invesco Ltd.	$189,002	$36,406	$(31,533)	$(2,150)	$(7,252)	$184,473	$4,629
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,373,514	(1,373,514)	-	-	-	1,037
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	97,092	7,854,017	(3,388,303)	-	-	4,562,806	8,783	*
Invesco Private Prime Fund	249,665	19,304,726	(7,824,008)	(806)	(268)	11,729,309	22,386	*

Total	$535,759	$28,568,663	$(12,617,358)	$(2,956)	$(7,520)	$16,476,588	$36,835

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Enhanced Value ETF (SPVU)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	41.28

Energy	18.23

Health Care	10.89

Consumer Discretionary	8.86

Materials	5.19

Industrials	5.03

Communication Services	4.16

Consumer Staples	4.11

Sector Types Each Less Than 3%	2.10

Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.89%
Electronic Arts, Inc.	2,652	$369,901
T-Mobile US,Inc.	2,509	409,720

		779,621

Consumer Discretionary-7.49%
Darden Restaurants, Inc.(b)	2,504	427,458
LKQ Corp.	7,573	395,992
McDonald’s Corp.	1,912	558,839
O’Reilly Automotive, Inc.(c)	344	374,072
Ross Stores, Inc.	2,508	373,592
TJX Cos., Inc. (The)	4,790	474,881
Yum! Brands, Inc.	3,544	490,561

		3,095,395

Consumer Staples-21.15%
Altria Group, Inc.	9,969	407,832
Church & Dwight Co., Inc.	4,028	403,283
Coca-Cola Co. (The)	9,534	572,231
Colgate-Palmolive Co.	5,813	502,941
Conagra Brands, Inc.	13,955	391,856
Constellation Brands, Inc., Class A .	1,683	418,259
General Mills, Inc.	6,397	410,559
Hershey Co. (The)	2,178	409,290
J.M. Smucker Co. (The)	2,833	340,442
Kellanova	7,850	432,927
Keurig Dr Pepper, Inc.	13,087	391,432
Kimberly-Clark Corp.	3,903	472,927
Kraft Heinz Co. (The)	12,281	433,274
Kroger Co. (The)	8,758	434,484
Mondelez International, Inc., Class A	5,708	417,084
PepsiCo, Inc.	2,909	480,974
Philip Morris International, Inc.	4,812	432,888
Procter & Gamble Co. (The)	3,063	486,833
Sysco Corp.	4,907	397,320
Walmart, Inc.	8,535	500,236

		8,737,072

Energy-2.03%
Kinder Morgan, Inc.	25,383	441,410
Williams Cos., Inc. (The)	11,049	397,101

		838,511

Financials-16.49%
Aflac, Inc.	4,725	381,497
Aon PLC, Class A	1,234	389,932
Arthur J. Gallagher & Co	1,655	403,704
Berkshire Hathaway, Inc., Class B(c)	1,364	558,422
Brown & Brown, Inc.	4,633	390,145
Cboe Global Markets, Inc.	2,199	422,208
Chubb Ltd.	1,502	378,008
CME Group, Inc., Class A	1,949	429,462
FactSet Research Systems, Inc.	766	354,336
Globe Life, Inc.	3,267	414,680
Intercontinental Exchange, Inc.	3,206	443,775
JPMorgan Chase & Co.	2,056	382,539
Loews Corp.	5,743	431,472
Marsh & McLennan Cos., Inc.	2,294	464,007

	Shares	Value
Financials-(continued)
Mastercard, Inc., Class A	991	$470,487
Visa, Inc., Class A(b)	1,764	498,577

		6,813,251

Health Care-11.46%
Abbott Laboratories	3,285	389,732
AbbVie, Inc.	2,173	382,557
Becton, Dickinson and Co.	1,564	368,400
Boston Scientific Corp.(c)	5,676	375,808
Bristol-Myers Squibb Co.	7,905	401,179
Cencora, Inc.	1,809	426,201
Hologic, Inc.(c)	5,159	380,734
Johnson & Johnson	2,932	473,166
Laboratory Corp. of America Holdings	1,736	374,681
McKesson Corp.	719	374,894
Merck & Co., Inc.	3,108	395,182
Quest Diagnostics, Inc.	3,135	391,530

		4,734,064

Industrials-13.16%
AMETEK, Inc.	2,500	450,450
Automatic Data Processing, Inc.	1,489	373,933
Broadridge Financial Solutions, Inc.	1,952	397,388
Cintas Corp.	641	402,939
CSX Corp.	10,046	381,145
General Dynamics Corp.	1,508	412,061
Honeywell International, Inc.	2,167	430,648
IDEX Corp.	1,632	384,989
Illinois Tool Works, Inc.	1,460	382,739
Lockheed Martin Corp.	943	403,830
Republic Services, Inc.	2,880	528,768
Verisk Analytics, Inc.	1,522	368,172
Waste Management, Inc.	2,526	519,472

		5,436,534

Information Technology-8.46%
Amphenol Corp., Class A	3,800	415,112
Apple, Inc.	1,927	348,305
Cisco Systems, Inc.	7,255	350,924
International Business Machines Corp.	2,179	403,180
Motorola Solutions, Inc.	1,208	399,111
PTC, Inc.(c)	2,005	366,935
Roper Technologies, Inc.	870	473,915
Teledyne Technologies, Inc.(c)	829	354,207
VeriSign, Inc.(c)	1,957	382,183

		3,493,872

Materials-2.02%
Ecolab, Inc.	1,832	411,907
Linde PLC	947	425,032

		836,939

Real Estate-1.82%
Realty Income Corp.	7,034	366,542
VICI Properties, Inc.(b)	12,906	386,276

		752,818

Utilities-13.93%
Alliant Energy Corp.(b)	7,702	367,770
Atmos Energy Corp.	3,575	403,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	13,709	$376,997
CMS Energy Corp.	6,580	377,495
Consolidated Edison, Inc.	4,574	398,899
DTE Energy Co	3,627	392,985
Duke Energy Corp.	4,242	389,543
Entergy Corp.	3,640	369,715
FirstEnergy Corp.	10,156	371,811
PPL Corp.	15,337	404,437
Public Service Enterprise Group, Inc.	6,502	405,725
Sempra	5,415	382,299
Southern Co. (The)	5,981	402,222
WEC Energy Group, Inc.	4,698	368,746
Xcel Energy, Inc.	6,494	342,169

		5,754,466

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $38,499,798)		41,272,543

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.30%
Invesco Private Government Fund, 5.29%(d)(e)(f)	382,344	$382,344
Invesco Private Prime Fund, 5.49%(d)(e)(f)	982,682	983,173

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,365,547)		1,365,517

TOTAL INVESTMENTS IN SECURITIES-103.20% (Cost $39,865,345)		42,638,060
OTHER ASSETS LESS LIABILITIES-(3.20)%		(1,323,276)

NET ASSETS-100.00%		$41,314,784

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$200,675	$(200,675)	$-	$-	$-	$187
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,992	6,909,480	(6,559,128)	-	-	382,344	10,419	*
Invesco Private Prime Fund	84,005	12,570,363	(11,671,892)	(22)	719	983,173	27,019	*

Total	$115,997	$19,680,518	$(18,431,695)	$(22)	$719	$1,365,517	$37,625

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Staples	21.15

Financials	16.49

Utilities	13.93

Industrials	13.16

Health Care	11.46

Information Technology	8.46

Consumer Discretionary	7.49

Sector Types Each Less Than 3%	7.76

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® High Beta ETF (SPHB)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.73%
Alphabet, Inc., Class C(b)	29,386	$4,107,575
Match Group, Inc.(b)	110,240	3,973,049
Meta Platforms, Inc., Class A	11,414	5,594,344
Paramount Global, Class B(c)	405,831	4,480,374
Warner Bros. Discovery, Inc.(b)	538,097	4,729,873

		22,885,215

Consumer Discretionary-19.24%
Airbnb, Inc., Class A(b)	33,256	5,236,822
Amazon.com, Inc.(b)	26,039	4,602,654
Aptiv PLC(b)	49,900	3,966,551
Caesars Entertainment, Inc.(b)	150,158	6,527,368
CarMax, Inc.(b)(c)	61,509	4,859,211
Carnival Corp.(b)(c)	413,249	6,554,129
Etsy, Inc.(b)(c)	68,756	4,929,118
Expedia Group, Inc.(b)	29,828	4,081,067
Ford Motor Co.	319,337	3,972,552
General Motors Co.	101,784	4,171,108
Hasbro, Inc.(c)	77,397	3,892,295
MGM Resorts International(b)(c)	96,737	4,186,777
Mohawk Industries, Inc.(b)	42,005	4,982,633
Norwegian Cruise Line Holdings Ltd.(b)(c)	325,833	6,317,902
Pool Corp.(c)	11,238	4,474,073
Royal Caribbean Cruises Ltd.(b)	38,680	4,771,178
Tesla, Inc.(b)	32,018	6,463,794
V.F. Corp.	309,935	5,064,338
Whirlpool Corp.	37,446	4,021,326

		93,074,896

Consumer Staples-0.85%
Estee Lauder Cos., Inc. (The), Class A	27,692	4,114,477

Financials-22.31%
Blackstone, Inc., Class A	40,968	5,236,530
Capital One Financial Corp.	29,587	4,071,467
Charles Schwab Corp. (The)	66,316	4,428,582
Citizens Financial Group, Inc.	173,631	5,450,277
Comerica, Inc.	136,991	6,764,616
Discover Financial Services	36,339	4,386,117
Fifth Third Bancorp	144,186	4,951,347
Franklin Resources, Inc.	157,879	4,333,779
Global Payments, Inc.	29,865	3,873,490
Huntington Bancshares, Inc.	364,940	4,758,818
Invesco Ltd.(d)	296,473	4,568,649
KeyCorp	436,651	6,231,010
M&T Bank Corp.	33,284	4,651,106
MSCI, Inc.	6,754	3,788,791
Northern Trust Corp.	51,162	4,201,935
PayPal Holdings, Inc.(b)	77,463	4,674,117
Regions Financial Corp.	261,284	4,867,721
Synchrony Financial	100,302	4,142,473
T. Rowe Price Group, Inc.	41,942	4,754,126
Truist Financial Corp.	152,704	5,341,586
U.S. Bancorp	131,510	5,518,160
Zions Bancorporation N.A.	176,200	6,947,566

		107,942,263

Health Care-6.60%
Align Technology, Inc.(b)	20,881	6,314,832

	Shares	Value
Health Care-(continued)
Catalent, Inc.(b)	69,063	$3,960,072
Charles River Laboratories International, Inc.(b)	18,389	4,674,300
IDEXX Laboratories, Inc.(b)	7,738	4,451,130
Illumina, Inc.(b)	30,459	4,259,082
Intuitive Surgical, Inc.(b)	9,828	3,789,677
IQVIA Holdings, Inc.(b)	18,211	4,501,031

		31,950,124

Industrials-10.77%
American Airlines Group, Inc.(b)	288,999	4,531,504
Builders FirstSource, Inc.(b)	28,150	5,494,317
Dayforce, Inc.(b)(c)	66,925	4,668,688
Equifax, Inc.	16,466	4,504,933
Generac Holdings, Inc.(b)	49,632	5,584,096
Paycom Software, Inc.	22,615	4,124,750
Pentair PLC	54,150	4,212,329
Rockwell Automation, Inc.	15,161	4,322,098
Stanley Black & Decker, Inc.	51,150	4,567,184
Uber Technologies, Inc.(b)	59,429	4,724,605
United Rentals, Inc.	7,734	5,361,750

		52,096,254

Information Technology-28.71%
Adobe, Inc.(b)	8,144	4,562,920
Advanced Micro Devices, Inc.(b)	33,728	6,493,652
ANSYS, Inc.(b)	11,344	3,790,824
Applied Materials, Inc.	27,149	5,473,781
Arista Networks, Inc.(b)	16,340	4,535,004
Autodesk, Inc.(b)	17,517	4,522,364
Broadcom, Inc.	3,592	4,671,360
Cadence Design Systems, Inc.(b)	12,893	3,924,371
Enphase Energy, Inc.(b)	52,925	6,722,004
EPAM Systems, Inc.(b)	15,604	4,749,858
First Solar, Inc.(b)	27,788	4,276,295
Gen Digital, Inc.	182,570	3,923,429
Intel Corp.	97,345	4,190,702
Intuit, Inc.	7,022	4,654,814
KLA Corp.	8,193	5,590,084
Lam Research Corp.	5,645	5,296,421
Microchip Technology, Inc.	56,754	4,775,282
Monolithic Power Systems, Inc.	9,272	6,676,211
NVIDIA Corp.	8,305	6,570,252
NXP Semiconductors N.V. (China)	21,067	5,261,062
ON Semiconductor Corp.(b)	68,111	5,375,320
QUALCOMM, Inc.	28,240	4,455,990
ServiceNow, Inc.(b)	5,780	4,458,345
Skyworks Solutions, Inc.	42,458	4,454,693
Teradyne, Inc.	50,696	5,251,599
Trimble, Inc.(b)	74,316	4,547,396
Western Digital Corp.(b)	67,927	4,039,619
Zebra Technologies Corp., Class A(b)(c)	20,275	5,666,457

		138,910,109

Materials-3.06%
Albemarle Corp.(c)	45,391	6,257,149
Celanese Corp.	28,652	4,354,245
Freeport-McMoRan, Inc.	110,544	4,179,669

		14,791,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-2.89%
Alexandria Real Estate Equities, Inc.	35,041	$4,370,664
Boston Properties, Inc.(c)	78,790	5,099,289
CBRE Group, Inc., Class A(b)	49,167	4,517,955

		13,987,908

Utilities-0.75%
AES Corp. (The)	240,107	3,649,626

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $504,497,431)		483,401,935

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.66%
Invesco Private Government Fund, 5.29%(d)(e)(f)	13,210,327	13,210,327

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	33,496,586	$33,513,334

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,727,620)		46,723,661

TOTAL INVESTMENTS IN SECURITIES-109.57% (Cost $551,225,051)		530,125,596
OTHER ASSETS LESS LIABILITIES-(9.57)%		(46,320,665)

NET ASSETS-100.00%		$483,804,931

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Ltd.	$6,037,819	$3,718,317	$(5,044,401)	$(40,684)	$(102,402)	$4,568,649	$132,879

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	2,868,619	(2,868,619)	-	-	-	3,768

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,162,089	96,746,348	(103,698,110)	-	-	13,210,327	411,489	*

Invesco Private Prime Fund	51,845,373	201,924,007	(220,279,797)	(3,959)	27,710	33,513,334	1,107,760	*

Total	$78,045,281	$305,257,291	$(331,890,927)	$(44,643)	$(74,692)	$51,292,310	$1,655,896

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Beta ETF (SPHB)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	28.71

Financials	22.31

Consumer Discretionary	19.24

Industrials	10.77

Health Care	6.60

Communication Services	4.73

Materials	3.06

Sector Types Each Less Than 3%	4.49

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500 High Dividend Growers ETF (DIVG)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-2.98%
Comcast Corp., Class A	406	$17,397
Interpublic Group of Cos., Inc. (The)	1,019	31,997
Omnicom Group, Inc.	352	31,113

		80,507

Consumer Discretionary-4.73%
Best Buy Co., Inc.	505	40,844
Garmin Ltd.	185	25,410
Lennar Corp., Class A	92	14,583
Starbucks Corp.	181	17,177
Whirlpool Corp.	279	29,962

		127,976

Consumer Staples-10.70%
Altria Group, Inc.	1,448	59,238
Campbell Soup Co.	662	28,228
Conagra Brands, Inc.	1,267	35,577
Dollar General Corp.	152	22,087
Hershey Co. (The)	83	15,597
Kenvue, Inc.	1,331	25,289
Kroger Co. (The)	410	20,340
Mondelez International, Inc., Class A	264	19,291
Procter & Gamble Co. (The)	128	20,344
Target Corp.	285	43,582

		289,573

Energy-7.30%
Chevron Corp.	151	22,953
Coterra Energy, Inc.	751	19,361
EOG Resources, Inc.	147	16,826
Hess Corp.	65	9,474
Kinder Morgan, Inc.	2,694	46,849
Phillips 66	211	30,069
Pioneer Natural Resources Co.	62	14,582
Williams Cos., Inc. (The)	1,045	37,557

		197,671

Financials-24.86%

American Express Co.	76	16,676
Bank of America Corp.	885	30,550
Bank of New York Mellon Corp. (The)	619	34,720
BlackRock, Inc.	36	29,208
Cboe Global Markets, Inc.	62	11,904
Charles Schwab Corp. (The)	250	16,695
Cincinnati Financial Corp.	197	22,458
Citigroup, Inc.	828	45,946
Discover Financial Services	250	30,175
Fifth Third Bancorp	1,448	49,724
Global Payments, Inc.	62	8,041
Goldman Sachs Group, Inc. (The)	75	29,179
Hartford Financial Services Group, Inc. (The)	237	22,714
JPMorgan Chase & Co.	133	24,746
M&T Bank Corp.	220	30,743
MarketAxess Holdings, Inc.	44	9,390
Morgan Stanley	347	29,856
Northern Trust Corp.	434	35,644
Prudential Financial, Inc.	374	40,762
Regions Financial Corp.	2,215	41,266

	Shares	Value
Financials-(continued)
State Street Corp.	418	$30,819
Synchrony Financial	735	30,356
T. Rowe Price Group, Inc.	315	35,705
Willis Towers Watson PLC	57	15,539

		672,816

Health Care-8.21%
AbbVie, Inc.	182	32,041
Amgen, Inc.	79	21,633
Baxter International, Inc.	677	27,703
Bristol-Myers Squibb Co.	494	25,070
CVS Health Corp.	340	25,286
Medtronic PLC	346	28,842
Merck & Co., Inc.	192	24,413
Pfizer, Inc.	1,030	27,357
UnitedHealth Group, Inc.	20	9,872

		222,217

Industrials-2.93%
Fastenal Co.	312	22,779
General Dynamics Corp.	72	19,674
Norfolk Southern Corp.	94	23,818
PACCAR, Inc.	117	12,974

		79,245

Information Technology-8.82%
Analog Devices, Inc.	79	15,154
Cognizant Technology Solutions Corp., Class A	181	14,303
Corning, Inc.	892	28,758
Hewlett Packard Enterprise Co.	1,140	17,362
HP, Inc.	1,101	31,191
Juniper Networks, Inc.	844	31,253
Lam Research Corp.	13	12,197
Microchip Technology, Inc.	194	16,323
QUALCOMM, Inc.	179	28,244
Skyworks Solutions, Inc.	192	20,145
Texas Instruments, Inc.	142	23,761

		238,691

Real Estate-13.03%
Alexandria Real Estate Equities, Inc.	331	41,286
American Tower Corp.	167	33,210
Crown Castle, Inc.	497	54,640
Equity Residential	507	30,527
Extra Space Storage, Inc.	293	41,304
Invitation Homes, Inc.	689	23,474
Iron Mountain, Inc.	471	37,039
Mid-America Apartment Communities, Inc.	228	28,655
Public Storage	108	30,658
UDR, Inc.	896	31,808

		352,601

Utilities-16.20%
AES Corp. (The)	2,258	34,322
Alliant Energy Corp.	510	24,352
CMS Energy Corp.	474	27,193
Edison International	491	33,398
Entergy Corp.	337	34,229
Evergy, Inc.	657	32,548
Eversource Energy	541	31,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 High Dividend Growers ETF (DIVG)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	895	$32,766
NextEra Energy, Inc.	429	23,676
NiSource, Inc.	1,059	27,598
NRG Energy, Inc.	653	36,124
Public Service Enterprise Group, Inc.	449	28,018
Sempra	355	25,063
WEC Energy Group, Inc.	319	25,038
Xcel Energy, Inc.	422	22,235

		438,317

Total Common Stocks & Other Equity Interests (Cost $2,586,017)		2,699,614

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c) (Cost $1,458)	1,458	$1,458

TOTAL INVESTMENTS IN SECURITIES-99.81% (Cost $2,587,475)		2,701,072
OTHER ASSETS LESS LIABILITIES-0.19%		5,157

NET ASSETS-100.00%		$2,706,229

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$12,781	$(11,323)	$-	$-	$1,458	$7

(c)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	24.86

Utilities	16.20

Real Estate	13.03

Consumer Staples	10.70

Information Technology	8.82

Health Care	8.21

Energy	7.30

Consumer Discretionary	4.73

Sector Types Each Less Than 3%	5.91

Money Market Funds Plus Other Assets Less Liabilities	0.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-7.00%
AT&T, Inc.	4,708,395	$79,713,127
Omnicom Group, Inc.	431,871	38,173,078
Verizon Communications, Inc.	2,000,748	80,069,935

		197,956,140

Consumer Discretionary-2.17%
Best Buy Co., Inc.	760,869	61,539,085

Consumer Staples-15.56%
Altria Group, Inc.	2,078,333	85,024,603
Conagra Brands, Inc.	1,919,512	53,899,897
General Mills, Inc.	648,628	41,628,945
Hormel Foods Corp.(b)	1,340,637	47,351,299
Kellanova	931,161	51,353,529
Kimberly-Clark Corp.	391,440	47,430,785
Kraft Heinz Co. (The)	1,398,087	49,324,509
Philip Morris International, Inc.	713,673	64,202,023

		440,215,590

Energy-10.93%
Chevron Corp.	332,389	50,526,452
Exxon Mobil Corp.	439,634	45,950,546
Kinder Morgan, Inc.	4,482,933	77,958,205
ONEOK, Inc.	937,883	70,453,771
Williams Cos., Inc. (The)	1,792,631	64,427,158

		309,316,132

Financials-2.11%
Prudential Financial, Inc.	547,359	59,656,657

Health Care-10.61%
AbbVie, Inc.	276,047	48,598,074
Bristol-Myers Squibb Co.	1,052,194	53,398,846
Gilead Sciences, Inc.	553,978	39,941,814
Medtronic PLC(b)	468,824	39,081,169
Pfizer, Inc.	2,387,163	63,403,049
Viatris, Inc.	4,499,108	55,653,966

		300,076,918

Industrials-3.92%
3M Co.	698,753	64,369,126
United Parcel Service, Inc., Class B	313,127	46,424,209

		110,793,335

Information Technology-4.88%
Corning, Inc.	1,440,854	46,453,133
HP, Inc.	1,421,974	40,284,523
International Business Machines Corp.	277,196	51,289,576

		138,027,232

Materials-8.79%
Amcor PLC(b)	6,528,623	59,149,324

	Shares	Value
Materials-(continued)
Dow, Inc.	1,141,703	$63,798,364
International Paper Co.	1,678,821	59,363,111
LyondellBasell Industries N.V., Class A	660,254	66,210,271

		248,521,070

Real Estate-14.27%
Crown Castle, Inc.	611,121	67,186,643
Equity Residential	877,352	52,825,364
Federal Realty Investment Trust	494,996	49,920,346
Realty Income Corp.	1,152,524	60,058,026
Simon Property Group, Inc.	439,127	65,052,274
UDR, Inc.	1,388,076	49,276,698
VICI Properties, Inc.	1,980,249	59,268,852

		403,588,203

Utilities-19.63%
American Electric Power Co., Inc.	641,183	54,622,380
Dominion Energy, Inc.	1,527,374	73,054,298
Duke Energy Corp.	526,479	48,346,567
Edison International(b)	764,119	51,975,374
Entergy Corp.	524,891	53,313,179
Evergy, Inc.	1,145,262	56,736,280
Eversource Energy	978,961	57,465,011
Exelon Corp.	1,400,222	50,183,956
FirstEnergy Corp.	1,425,817	52,199,160
Pinnacle West Capital Corp.	841,787	57,519,306

		555,415,511

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $2,978,989,561)		2,825,105,873

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.73%
Invesco Private Government Fund, 5.29%(c)(d)(e)	13,723,584	13,723,584
Invesco Private Prime Fund, 5.49%(c)(d)(e)	35,271,582	35,289,218

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,016,264)		49,012,802

TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $3,028,005,825)		2,874,118,675
OTHER ASSETS LESS LIABILITIES-(1.60)%		(45,350,665)

NET ASSETS-100.00%		$2,828,768,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$31,283,798	$(31,283,798)	$-	$-	$-	$21,383

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	28,958,085	323,768,217	(339,002,718)	-	-	13,723,584	570,469	*

Invesco Private Prime Fund	74,463,646	593,647,295	(632,840,404)	(1,106)	19,787	35,289,218	1,555,671	*

Total	$103,421,731	$948,699,310	$(1,003,126,920)	$(1,106)	$19,787	$49,012,802	$2,147,523

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Utilities	19.63

Consumer Staples	15.56

Real Estate	14.27

Energy	10.93

Health Care	10.61

Materials	8.79

Communication Services	7.00

Information Technology	4.88

Industrials	3.92

Sector Types Each Less Than 3%	4.28

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Low Volatility ETF (SPLV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.88%
Electronic Arts, Inc.	515,738	$71,935,136
T-Mobile US, Inc.	488,173	79,718,651

		151,653,787

Consumer Discretionary-6.57%
Darden Restaurants, Inc.(b)	486,796	83,100,945
LKQ Corp.(b)	1,472,699	77,007,431
McDonald’s Corp.	372,004	108,729,329
O’Reilly Automotive, Inc.(c)	66,950	72,802,769
TJX Cos., Inc. (The)	931,384	92,337,410
Yum! Brands, Inc.(b)	689,425	95,430,208

		529,408,092

Consumer Staples-22.15%
Altria Group, Inc.	1,938,689	79,311,767
Church & Dwight Co., Inc.(b)	783,156	78,409,579
Coca-Cola Co. (The)	1,854,065	111,280,981
Colgate-Palmolive Co.	1,130,327	97,795,892
Conagra Brands, Inc.(b)	2,713,933	76,207,239
Constellation Brands, Inc., Class A	327,348	81,352,525
Costco Wholesale Corp.	114,313	85,036,297
General Mills, Inc.	1,244,035	79,842,166
Hershey Co. (The)	423,680	79,617,945
J.M. Smucker Co. (The)	550,829	66,193,121
Kellanova	1,526,625	84,193,369
Keurig Dr Pepper, Inc.	2,545,121	76,124,569
Kimberly-Clark Corp.	759,187	91,990,689
Kraft Heinz Co. (The)	2,388,211	84,256,084
Kroger Co. (The)(b)	1,703,239	84,497,687
Mondelez International, Inc., Class A	1,110,001	81,107,773
PepsiCo, Inc.	565,670	93,527,878
Philip Morris International, Inc.	936,034	84,205,619
Procter & Gamble Co. (The)	595,664	94,674,836
Sysco Corp.	954,438	77,280,845
Walmart, Inc.	1,659,357	97,254,914

		1,784,161,775

Energy-2.03%
Kinder Morgan, Inc.	4,936,711	85,849,404
Williams Cos., Inc. (The)	2,148,920	77,232,185

		163,081,589

Financials-17.29%
Aflac, Inc.	919,146	74,211,848
Aon PLC, Class A	240,127	75,877,731
Arthur J. Gallagher & Co.	321,761	78,487,161
Berkshire Hathaway, Inc., Class B(c)	265,308	108,617,095
Brown & Brown, Inc.(b)	900,869	75,862,179
Cboe Global Markets, Inc.	427,780	82,133,760
Chubb Ltd.	292,183	73,533,696
CME Group, Inc., Class A	379,172	83,550,550
FactSet Research Systems, Inc.	148,949	68,900,828
Globe Life, Inc.(b)	635,268	80,634,567
Intercontinental Exchange, Inc.	623,612	86,320,373
JPMorgan Chase & Co.	399,752	74,377,857
Loews Corp.(b)	1,117,015	83,921,337
Marsh & McLennan Cos., Inc.	446,071	90,226,781
Mastercard, Inc., Class A	192,935	91,597,821

	Shares	Value
Financials-(continued)
Moody’s Corp.	177,991	$67,533,345
Visa, Inc., Class A(b)	343,253	97,017,028

		1,392,803,957

Health Care-11.43%
Abbott Laboratories(b)	638,923	75,801,825
AbbVie, Inc.	422,678	74,412,462
Becton, Dickinson and Co.	304,017	71,611,204
Boston Scientific Corp.(c)	1,103,925	73,090,874
Bristol-Myers Squibb Co.	1,537,482	78,027,212
Cencora, Inc.(b)	351,686	82,857,222
Hologic, Inc.(c)	1,003,419	74,052,322
Johnson & Johnson	570,053	91,995,153
Laboratory Corp. of America Holdings	337,468	72,835,719
McKesson Corp.	139,662	72,821,163
Merck & Co., Inc.	604,649	76,881,120
Quest Diagnostics, Inc.	609,670	76,141,686

		920,527,962

Industrials-14.13%
AMETEK, Inc.	486,117	87,588,561
Automatic Data Processing, Inc.	289,791	72,775,214
Broadridge Financial Solutions, Inc.	379,566	77,272,046
Cintas Corp.	124,834	78,471,901
CSX Corp.	1,953,683	74,122,733
General Dynamics Corp.(b)	293,327	80,151,603
Honeywell International, Inc.	421,530	83,770,657
IDEX Corp.(b)	317,237	74,836,208
Illinois Tool Works, Inc.(b)	283,840	74,408,656
Lockheed Martin Corp.	183,265	78,481,403
Otis Worldwide Corp.	843,964	80,429,769
Republic Services, Inc.	560,113	102,836,747
Verisk Analytics, Inc.	295,934	71,586,435
Waste Management, Inc.	491,353	101,046,744

		1,137,778,677

Information Technology-7.58%
Amphenol Corp., Class A	739,064	80,735,351
Apple, Inc.	374,931	67,768,778
Cisco Systems, Inc.	1,410,783	68,239,574
International Business Machines Corp.	423,926	78,439,028
Motorola Solutions, Inc.	234,892	77,605,968
PTC, Inc.(c)	390,060	71,384,881
Roper Technologies, Inc.	169,220	92,179,210
VeriSign, Inc.(c)	380,665	74,340,068

		610,692,858

Materials-2.02%
Ecolab, Inc.	356,555	80,167,826
Linde PLC	184,201	82,673,093

		162,840,919

Real Estate-1.82%
Realty Income Corp.	1,368,047	71,288,929
VICI Properties, Inc.	2,509,962	75,123,163

		146,412,092

Utilities-13.00%
Alliant Energy Corp.(b)	1,498,054	71,532,079
Atmos Energy Corp.(b)	695,180	78,492,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.(b)	2,666,056	$73,316,540
CMS Energy Corp.(b)	1,279,431	73,400,956
Consolidated Edison, Inc.	889,582	77,580,446
DTE Energy Co.	705,442	76,434,641
Duke Energy Corp.	825,022	75,761,770
FirstEnergy Corp.(b)	1,974,901	72,301,126
PPL Corp.	2,982,609	78,651,399
Public Service Enterprise Group, Inc.	1,264,720	78,918,528
Sempra	1,053,316	74,364,110
Southern Co. (The)	1,163,153	78,222,039
WEC Energy Group, Inc.	913,627	71,710,583
Xcel Energy, Inc.	1,262,875	66,540,884

		1,047,227,875

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $7,786,442,451)		8,046,589,583

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.21%
Invesco Private Government Fund, 5.29%(d)(e)(f)	49,881,530	$49,881,530
Invesco Private Prime Fund, 5.49%(d)(e)(f)	128,083,166	128,147,208

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $178,040,090)		178,028,738

TOTAL INVESTMENTS IN SECURITIES-102.11% (Cost $7,964,482,541)		8,224,618,321
OTHER ASSETS LESS LIABILITIES-(2.11)%		(169,717,113)

NET ASSETS-100.00%		$8,054,901,208

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$48,421,495	$(48,421,495)	$-	$-	$-	$36,208

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	62,523,071	333,638,911	(346,280,452)	-	-	49,881,530	1,347,323	*

Invesco Private Prime Fund	160,773,612	805,234,489	(837,933,260)	(10,563)	82,930	128,147,208	3,615,135	*

Total	$223,296,683	$1,187,294,895	$(1,232,635,207)	$(10,563)	$82,930	$178,028,738	$4,998,666

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® Low Volatility ETF (SPLV)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Staples	22.15

Financials	17.29

Industrials	14.13

Utilities	13.00

Health Care	11.43

Information Technology	7.58

Consumer Discretionary	6.57

Sector Types Each Less Than 3%	7.75

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 Minimum Variance ETF (SPMV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-5.32%
AT&T, Inc.	11,843	$200,502
T-Mobile US, Inc.	1,287	210,167
Verizon Communications, Inc.	1,372	54,907

		465,576

Consumer Discretionary-9.10%
Amazon.com, Inc.(b)	1,279	226,076
Home Depot, Inc. (The)	530	201,723
Lowe’s Cos., Inc.(c)	536	128,999
McDonald’s Corp.	252	73,655
Tesla, Inc.(b)	397	80,146
TJX Cos., Inc. (The)	858	85,062

		795,661

Consumer Staples-10.03%
Archer-Daniels-Midland Co.	419	22,253
General Mills, Inc.	2,513	161,284
Hershey Co. (The)	627	117,826
Hormel Foods Corp.	1,246	44,009
J.M. Smucker Co. (The)	246	29,562
Kellanova	308	16,986
McCormick & Co., Inc.	1,077	74,162
Mondelez International, Inc., Class A	2,484	181,506
Procter & Gamble Co. (The)	1,027	163,232
Tyson Foods, Inc., Class A	1,226	66,498

		877,318

Energy-0.51%
Chevron Corp.	106	16,113
Exxon Mobil Corp.	276	28,848

		44,961

Financials-18.44%
Allstate Corp. (The)	351	55,992
American International Group, Inc.	996	72,599
Aon PLC, Class A	498	157,363
Arthur J. Gallagher & Co.	758	184,899
Bank of America Corp.	716	24,716
Berkshire Hathaway, Inc., Class B(b)	478	195,693
Chubb Ltd.	857	215,681
Cincinnati Financial Corp.	115	13,110
JPMorgan Chase & Co.	274	50,981
M&T Bank Corp.	710	99,215
Marsh & McLennan Cos., Inc.(c)	890	180,020
Progressive Corp. (The)	1,283	243,206
Travelers Cos., Inc. (The)	542	119,760

		1,613,235

Health Care-18.08%
Abbott Laboratories	1,704	202,163
Amgen, Inc.(c)	652	178,537
Becton, Dickinson and Co.	76	17,902
Bristol-Myers Squibb Co.	983	49,887
Eli Lilly and Co.	291	219,321
Incyte Corp.(b)	265	15,465
Intuitive Surgical, Inc.(b)	186	71,722
Medtronic PLC	1,623	135,293
Merck & Co., Inc.	1,625	206,619
Pfizer, Inc.(c)	5,018	133,278

	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	66	$63,762
Vertex Pharmaceuticals, Inc.(b)	502	211,211
Zoetis, Inc.	384	76,159

		1,581,319

Industrials-3.26%
Automatic Data Processing, Inc.	315	79,106
Boeing Co. (The)(b)	62	12,631
Republic Services, Inc.	410	75,276
Rollins, Inc.	103	4,539
RTX Corp.	196	17,575
Verisk Analytics, Inc.	397	96,034

		285,161

Information Technology-24.67%
Accenture PLC, Class A	256	95,944
Adobe, Inc.(b)	308	172,566
Apple, Inc.	946	170,989
Broadcom, Inc.	9	11,704
Cadence Design Systems, Inc.(b)	28	8,523
Cisco Systems, Inc.	2,251	108,881
Intuit, Inc.	292	193,564
Microsoft Corp.	519	214,679
NVIDIA Corp.	364	287,968
Oracle Corp.	1,388	155,012
QUALCOMM, Inc.	1,510	238,263
Salesforce, Inc.(b)	780	240,880
Synopsys, Inc.(b)	225	129,089
Trimble, Inc.(b)	1,063	65,045
VeriSign, Inc.(b)	329	64,250

		2,157,357

Real Estate-4.01%
American Tower Corp.(c)	972	193,292
Crown Castle, Inc.	1,428	156,994

		350,286

Utilities-6.51%
Dominion Energy, Inc.	1,047	50,078
Duke Energy Corp.	1,980	181,824
NextEra Energy, Inc.	2,627	144,984
Sempra	1,683	118,820
Southern Co. (The)	1,101	74,042

		569,748

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral froms ecurities on loan)-99.93% (Cost $8,241,609)		8,740,622

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.04%
Invesco Private Government Fund, 5.29%(d)(e)(f)	196,832	196,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	505,887	$506,140

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $703,013)		702,972

TOTAL INVESTMENTS IN SECURITIES-107.97% (Cost $8,944,622)		9,443,594
OTHER ASSETS LESS LIABILITIES-(7.97)%		(697,066)

NET ASSETS-100.00%		$8,746,528

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$237,995	$(237,995)	$-	$-	$-	$152

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	529,996	(333,164)	-	-	196,832	423	*

Invesco Private Prime Fund	-	738,137	(231,942)	(41)	(14)	506,140	1,122	*

Total	$-	$1,506,128	$(803,101)	$(41)	$(14)	$702,972	$1,697

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Minimum Variance ETF (SPMV)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	24.67

Financials	18.44

Health Care	18.08

Consumer Staples	10.03

Consumer Discretionary	9.10

Utilities	6.51

Communication Services	5.32

Real Estate	4.01

Industrials	3.26

Energy	0.51

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500® Momentum ETF (SPMO)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-15.32%
Meta Platforms, Inc., Class A	171,842	$84,224,919
Netflix, Inc.(b)	41,519	25,032,636
Omnicom Group, Inc.	10,244	905,467

		110,163,022

Consumer Discretionary-7.71%
Booking Holdings, Inc.(b)	2,997	10,396,083
BorgWarner, Inc.	15,027	467,790
Carnival Corp.(b)	79,269	1,257,206
D.R. Horton, Inc.	27,109	4,051,169
Darden Restaurants, Inc.(c)	10,474	1,788,017
Las Vegas Sands Corp.	24,079	1,312,787
Lennar Corp., Class A	19,249	3,051,159
Marriott International, Inc., Class A	13,349	3,335,515
MGM Resorts International(b)(c)	20,456	885,336
Norwegian Cruise Line Holdings Ltd.(b)(c)	28,968	561,689
NVR, Inc.(b)	239	1,822,511
O’Reilly Automotive, Inc.(b)(c)	4,483	4,874,904
PulteGroup, Inc.	25,083	2,718,496
Ralph Lauren Corp.(c)	2,190	407,165
Ross Stores, Inc.	25,099	3,738,747
Royal Caribbean Cruises Ltd.(b)	26,940	3,323,049
TJX Cos., Inc. (The)	107,750	10,682,335
Wynn Resorts Ltd.	7,531	792,261

		55,466,219

Consumer Staples-3.21%
J.M. Smucker Co. (The)	5,569	669,227
Lamb Weston Holdings, Inc.	10,256	1,048,266
Mondelez International, Inc., Class A	74,623	5,452,703
Walmart, Inc.	271,473	15,911,032

		23,081,228

Energy-2.31%
Baker Hughes Co., Class A	60,764	1,798,007
Hess Corp.	14,040	2,046,330
Marathon Petroleum Corp.	27,983	4,735,563
Phillips 66	22,336	3,183,103
Schlumberger N.V.	100,135	4,839,525

		16,602,528

Financials-7.55%
Aflac, Inc.(c)	36,235	2,925,614
Ameriprise Financial, Inc.(c)	5,607	2,284,068
Arch Capital Group Ltd.(b)	42,250	3,700,677
Arthur J. Gallagher & Co.	11,469	2,797,633
Everest Group Ltd.	2,975	1,097,418
JPMorgan Chase & Co.	223,097	41,509,428

		54,314,838

Health Care-17.17%
Boston Scientific Corp.(b)	96,939	6,418,331
Cardinal Health, Inc.	27,906	3,124,914
Cencora, Inc.	12,108	2,852,645
DexCom, Inc.(b)	23,562	2,711,279
Eli Lilly and Co.	60,620	45,688,082
Gilead Sciences, Inc.	80,495	5,803,690
HCA Healthcare, Inc.(c)	11,730	3,656,241
IDEXX Laboratories, Inc.(b)	4,762	2,739,245

	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	21,780	$8,398,368
McKesson Corp.	6,520	3,399,593
Merck & Co., Inc.	150,281	19,108,229
Regeneron Pharmaceuticals, Inc.(b)	5,040	4,869,094
Stryker Corp.	21,554	7,523,855
Vertex Pharmaceuticals, Inc.(b)	13,452	5,659,794
Zimmer Biomet Holdings, Inc.	12,222	1,519,928

		123,473,288

Industrials-15.94%
AMETEK, Inc.	15,331	2,762,340
Axon Enterprise, Inc.(b)(c)	5,583	1,716,047
Boeing Co. (The)(b)	39,712	8,090,129
Carrier Global Corp.	62,383	3,467,247
Caterpillar, Inc.	31,750	10,603,230
Copart, Inc.(b)(c)	63,715	3,386,452
Cummins, Inc.(c)	6,735	1,809,088
Deere & Co.	14,599	5,329,365
Delta Air Lines, Inc.	42,970	1,816,342
Eaton Corp. PLC	29,927	8,648,903
General Electric Co.	123,841	19,429,415
Howmet Aerospace, Inc.	28,118	1,871,253
Illinois Tool Works, Inc.(c)	17,395	4,560,099
Ingersoll Rand, Inc.	22,920	2,093,284
Johnson Controls International PLC	39,301	2,329,370
Old Dominion Freight Line, Inc.	4,981	2,203,993
PACCAR, Inc.	46,600	5,167,474
Parker-Hannifin Corp.	9,447	5,058,396
Pentair PLC(c)	11,146	867,047
Quanta Services, Inc.(c)	11,183	2,700,806
Rockwell Automation, Inc.(c)	6,720	1,915,738
Snap-on, Inc.	2,827	779,291
Trane Technologies PLC	15,608	4,400,988
TransDigm Group, Inc.	4,665	5,494,157
United Airlines Holdings, Inc.(b)(c)	20,452	930,361
United Rentals, Inc.	4,097	2,840,327
W.W. Grainger, Inc.(c)	2,938	2,860,025
Wabtec Corp.	10,314	1,457,265

		114,588,432

Information Technology-25.70%
Applied Materials, Inc.	46,884	9,452,752
Broadcom, Inc.	40,807	53,069,095
Fair Isaac Corp.(b)	2,216	2,814,121
First Solar, Inc.(b)(c)	10,229	1,574,141
Gartner, Inc.(b)(c)	4,959	2,308,712
Lam Research Corp.	7,118	6,678,463
Microchip Technology, Inc.	28,968	2,437,367
NVIDIA Corp.	103,034	81,512,258
ON Semiconductor Corp.(b)(c)	26,943	2,126,342
Oracle Corp.	149,378	16,682,535
Palo Alto Networks, Inc.(b)(c)	19,783	6,143,611

		184,799,397

Materials-3.80%
Air Products and Chemicals, Inc.	12,096	2,830,948
DuPont de Nemours, Inc.	25,089	1,735,908
Freeport-McMoRan, Inc.(c)	74,733	2,825,655
Linde PLC	32,677	14,666,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Momentum ETF (SPMO)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Materials-(continued)
Martin Marietta Materials, Inc.	3,240	$1,871,780
Steel Dynamics, Inc.(c)	7,866	1,052,628
Vulcan Materials Co.	8,724	2,319,276

		27,302,286

Real Estate-0.19%
Iron Mountain, Inc.(c)	16,803	1,321,388

Utilities-1.08%
Constellation Energy Corp.	23,938	4,032,356
PG&E Corp.	225,190	3,758,421

		7,790,777

Total Common Stocks & Other Equity Interests (Cost $622,912,259)		718,903,403

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $606,952)	606,952	606,952

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $623,519,211)		719,510,355

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.64%
Invesco Private Government Fund, 5.29%(d)(e)(f)	5,338,021	$5,338,021
Invesco Private Prime Fund, 5.49%(d)(e)(f)	13,635,081	13,641,899

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,980,084)		18,979,920

TOTAL INVESTMENTS IN SECURITIES-102.70% (Cost $642,499,295)		738,490,275
OTHER ASSETS LESS LIABILITIES-(2.70)%		(19,424,404)

NET ASSETS-100.00%		$719,065,871

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,825,800	$(3,218,848)	$-	$-	$606,952	$3,005

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	14,074,445	(8,736,424)	-	-	5,338,021	12,667	*

Invesco Private Prime Fund	-	38,518,444	(24,875,203)	(164)	(1,178)	13,641,899	30,783	*

Total	$-	$56,418,689	$(36,830,475)	$(164)	$(1,178)	$19,586,872	$46,455

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500® Momentum ETF (SPMO)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	25.70

Health Care	17.17

Industrials	15.94

Communication Services	15.32

Consumer Discretionary	7.71

Financials	7.55

Materials	3.80

Consumer Staples	3.21

Sector Types Each Less Than 3%	3.58

Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 QVM Multi-factor ETF (QVML)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-9.58%
Alphabet, Inc., Class C(b)	252,718	$35,324,922
AT&T, Inc.	158,459	2,682,711
Charter Communications, Inc., Class A(b)(c)	2,556	751,285
Comcast Corp., Class A	93,701	4,015,088
Electronic Arts, Inc.	5,629	785,133
Fox Corp., Class A	8,650	257,684
Interpublic Group of Cos., Inc. (The)	8,821	276,979
Live Nation Entertainment, Inc.(b)	3,291	319,161
Meta Platforms, Inc., Class A	52,058	25,515,188
Netflix, Inc.(b)	10,670	6,433,156
News Corp., Class A	11,340	304,819
Omnicom Group, Inc.	4,574	404,296
Paramount Global, Class B(c)	11,281	124,542
T-Mobile US, Inc.	11,336	1,851,169
Verizon Communications, Inc.	94,866	3,796,537
Walt Disney Co. (The)	41,999	4,686,249
Warner Bros. Discovery, Inc.(b)	48,094	422,746

		87,951,665

Consumer Discretionary-8.53%
Airbnb, Inc., Class A(b)(c)	9,014	1,419,435
Amazon.com, Inc.(b)	208,526	36,859,056
Aptiv PLC(b)	6,556	521,136
Bath & Body Works, Inc.	4,557	208,255
Best Buy Co., Inc.(c)	4,151	335,733
Booking Holdings, Inc.(b)	813	2,820,159
BorgWarner, Inc.	5,288	164,615
Caesars Entertainment, Inc.(b)	4,961	215,655
CarMax, Inc.(b)(c)	3,349	264,571
Carnival Corp.(b)	19,675	312,045
Chipotle Mexican Grill, Inc.(b)	624	1,677,792
D.R. Horton, Inc.	6,586	984,212
Darden Restaurants, Inc.(c)	2,670	455,796
eBay, Inc.	11,910	563,105
Expedia Group, Inc.(b)	3,061	418,806
Ford Motor Co.	85,512	1,063,769
Garmin Ltd.	3,377	463,831
General Motors Co.	29,941	1,226,982
Genuine Parts Co.	3,098	462,407
Home Depot, Inc. (The)	21,898	8,334,598
Las Vegas Sands Corp.	8,610	469,417
Lennar Corp., Class A	5,403	856,430
LKQ Corp.	5,802	303,387
Lowe’s Cos., Inc.	12,642	3,042,550
lululemon athletica, Inc.(b)	2,547	1,189,678
Marriott International, Inc., Class A	5,627	1,406,018
MGM Resorts International(b)	6,388	276,473
Mohawk Industries, Inc.(b)	1,239	146,970
NIKE, Inc., Class B	26,373	2,740,946
NVR, Inc.(b)	73	556,667
O’Reilly Automotive, Inc.(b)	1,364	1,483,241
Pool Corp.	901	358,706
PulteGroup, Inc.	4,749	514,697
Ralph Lauren Corp.	919	170,860
Ross Stores, Inc.	7,616	1,134,479
Royal Caribbean Cruises Ltd.(b)	4,933	608,486
Tapestry, Inc.	5,182	246,300

	Shares	Value
Consumer Discretionary-(continued)
TJX Cos., Inc. (The)	25,929	$2,570,601
Tractor Supply Co.(c)	2,387	607,062
Ulta Beauty, Inc.(b)	958	525,520
Whirlpool Corp.	1,240	133,164
Wynn Resorts Ltd.	2,238	235,438

		78,349,048

Consumer Staples-5.57%
Altria Group, Inc.	40,600	1,660,946
Archer-Daniels-Midland Co.	12,240	650,066
Bunge Global S.A .	3,389	319,820
Campbell Soup Co.(c)	4,136	176,359
Church & Dwight Co., Inc.	5,773	577,993
Coca-Cola Co. (The)	87,961	5,279,419
Conagra Brands, Inc.	10,423	292,678
Constellation Brands, Inc., Class A	3,744	930,459
Costco Wholesale Corp.	9,802	7,291,610
Dollar Tree, Inc.(b)	4,640	680,595
General Mills, Inc.	12,812	822,274
Hershey Co. (The)	3,351	629,720
Hormel Foods Corp.	6,302	222,587
J.M. Smucker Co. (The)	2,231	268,099
Kellanova	6,023	332,168
Kenvue, Inc.	41,188	782,572
Keurig Dr Pepper, Inc.	22,347	668,399
Kimberly-Clark Corp.	7,677	930,222
Kraft Heinz Co. (The)	17,540	618,811
Kroger Co. (The)	15,013	744,795
Lamb Weston Holdings, Inc.	3,285	335,760
McCormick & Co., Inc.	5,444	374,874
Molson Coors Beverage Co., Class B	4,153	259,230
Mondelez International, Inc., Class A	30,742	2,246,318
Monster Beverage Corp.(b)	17,120	1,011,792
PepsiCo, Inc.	31,353	5,183,905
Procter & Gamble Co. (The)	56,232	8,937,514
Sysco Corp.	11,293	914,394
Target Corp.	10,586	1,618,811
Tyson Foods, Inc., Class A	6,036	327,393
Walgreens Boots Alliance, Inc.	15,137	321,813
Walmart, Inc.	98,022	5,745,069

		51,156,465

Energy-4.09%
APA Corp.	7,057	210,228
Baker Hughes Co., Class A	24,228	716,907
Chevron Corp.	40,522	6,159,749
ConocoPhillips	28,358	3,191,409
Coterra Energy, Inc.	19,482	502,246
Devon Energy Corp.	15,088	664,777
Diamondback Energy, Inc.	4,272	779,725
EOG Resources, Inc.	13,568	1,552,993
EQT Corp.	8,868	329,446
Exxon Mobil Corp.	95,529	9,984,691
Halliburton Co.	21,645	759,090
Hess Corp.	6,445	939,359
Kinder Morgan, Inc.	44,035	765,769
Marathon Oil Corp.	14,838	359,821
Marathon Petroleum Corp.	9,459	1,600,747
Occidental Petroleum Corp.	15,419	934,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Energy-(continued)
ONEOK, Inc.	13,265	$996,467
Phillips 66	10,407	1,483,102
Pioneer Natural Resources Co.	5,512	1,296,367
Schlumberger N.V.	34,111	1,648,585
Targa Resources Corp.	5,745	564,389
Valero Energy Corp.	8,187	1,158,133
Williams Cos., Inc. (The)	27,828	1,000,138

		37,598,684

Financials-13.25%
Aflac, Inc.	12,501	1,009,331
Allstate Corp. (The)	5,890	939,573
American Express Co.	13,379	2,935,620
American International Group, Inc.	16,036	1,168,864
Ameriprise Financial, Inc.	2,381	969,924
Arch Capital Group Ltd.(b)	9,262	811,259
Arthur J. Gallagher & Co.	5,022	1,225,016
Assurant, Inc.	1,277	231,712
Bank of America Corp.	156,478	5,401,621
Bank of New York Mellon Corp. (The)	17,959	1,007,320
Berkshire Hathaway, Inc., Class B(b)	42,320	17,325,808
BlackRock, Inc.	3,225	2,616,571
Blackstone, Inc., Class A	16,136	2,062,504
Brown & Brown, Inc.	5,511	464,081
Capital One Financial Corp.	8,442	1,161,704
Cboe Global Markets, Inc.	2,541	487,872
Chubb Ltd.	9,508	2,392,878
Cincinnati Financial Corp.	3,494	398,316
Citigroup, Inc.	42,031	2,332,300
Citizens Financial Group, Inc.	10,666	334,806
CME Group, Inc., Class A	8,296	1,828,024
Comerica, Inc.	2,755	136,042
Discover Financial Services	5,217	629,692
Everest Group Ltd.	1,024	377,733
FactSet Research Systems, Inc.	899	415,859
Fifth Third Bancorp.	14,838	509,537
Fiserv, Inc.(b)	13,716	2,047,387
FLEETCOR Technologies, Inc.(b)	1,649	460,516
Franklin Resources, Inc.(c)	6,322	173,539
Global Payments, Inc.	5,757	746,683
Globe Life, Inc.	1,979	251,194
Goldman Sachs Group, Inc. (The)	7,469	2,905,814
Hartford Financial Services Group, Inc. (The)	6,921	663,309
Huntington Bancshares, Inc.	31,372	409,091
Intercontinental Exchange, Inc.	13,046	1,805,827
Invesco Ltd.(d)	9,862	151,973
Jack Henry & Associates, Inc.	1,571	272,993
JPMorgan Chase & Co.	66,033	12,286,100
KeyCorp.	19,274	275,040
Loews Corp.	4,383	329,295
M&T Bank Corp.	3,761	525,562
MarketAxess Holdings, Inc.	792	169,021
Marsh & McLennan Cos., Inc.	11,413	2,308,508
Mastercard, Inc., Class A	19,019	9,029,460
MetLife, Inc.	14,329	999,304
Moody’s Corp.	3,485	1,322,279
Morgan Stanley	28,899	2,486,470
Nasdaq, Inc.(c)	7,717	433,695
Northern Trust Corp.	4,740	389,296
PayPal Holdings, Inc.(b)	24,098	1,454,073

	Shares	Value
Financials-(continued)
PNC Financial Services Group, Inc. (The)	8,683	$1,278,138
Principal Financial Group, Inc.	5,105	412,790
Progressive Corp. (The)	13,476	2,554,511
Prudential Financial, Inc.	8,192	892,846
Raymond James Financial, Inc.	4,332	521,226
Regions Financial Corp.	20,544	382,735
S&P Global, Inc.	7,410	3,174,296
State Street Corp.	7,362	542,800
Synchrony Financial	8,929	368,768
T. Rowe Price Group, Inc.	5,137	582,279
Travelers Cos., Inc. (The)	5,130	1,133,525
Truist Financial Corp.	29,366	1,027,223
U.S. Bancorp.	34,430	1,444,683
Visa, Inc., Class A(c)	36,943	10,441,570
W.R. Berkley Corp.	4,740	396,264
Wells Fargo & Co.	83,087	4,618,806
Willis Towers Watson PLC	2,490	678,799
Zions Bancorporation N.A.	3,129	123,376

		121,645,031

Health Care-12.40%
Abbott Laboratories	39,084	4,636,926
AbbVie, Inc.	38,900	6,848,345
Agilent Technologies, Inc.	6,632	910,971
Align Technology, Inc.(b)	1,583	478,731
Amgen, Inc.	12,131	3,321,832
Baxter International, Inc.	11,520	471,398
Becton, Dickinson and Co.	6,635	1,562,874
Biogen, Inc.(b)	3,300	716,067
Bio-Rad Laboratories, Inc., Class A(b)	490	159,681
Boston Scientific Corp.(b)	33,844	2,240,811
Bristol-Myers Squibb Co.	46,861	2,378,196
Cardinal Health, Inc.	5,720	640,526
Catalent, Inc.(b)	4,177	239,509
Cencora, Inc.	3,838	904,233
Centene Corp.(b)	11,954	937,552
Charles River Laboratories International, Inc.(b)	1,153	293,081
Cigna Group (The)	6,855	2,304,240
Cooper Cos., Inc. (The)	4,580	428,688
CVS Health Corp.	26,912	2,001,445
Danaher Corp.	15,053	3,810,516
DaVita, Inc.(b)	1,187	150,713
DENTSPLY SIRONA, Inc.	4,869	159,119
Edwards Lifesciences Corp.(b)	13,495	1,145,321
Elevance Health, Inc.	5,346	2,679,682
Eli Lilly and Co.	18,209	13,723,759
GE HealthCare Technologies, Inc.	8,905	812,848
Gilead Sciences, Inc.	27,243	1,964,220
HCA Healthcare, Inc.	4,541	1,415,430
Henry Schein, Inc.(b)	2,782	212,740
Hologic, Inc.(b)	5,826	429,959
Humana, Inc.	2,763	967,934
IDEXX Laboratories, Inc.(b)	1,672	961,785
Incyte Corp.(b)	4,419	257,893
Intuitive Surgical, Inc.(b)	7,974	3,074,774
IQVIA Holdings, Inc.(b)	4,186	1,034,612
Johnson & Johnson	53,897	8,697,898
Laboratory Corp. of America Holdings	2,059	444,394
McKesson Corp.	3,149	1,641,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Medtronic PLC	30,101	$2,509,219
Merck & Co., Inc.	55,804	7,095,479
Molina Healthcare, Inc.(b)	1,307	514,840
Quest Diagnostics, Inc.	2,647	330,584
Regeneron Pharmaceuticals, Inc.(b)	2,381	2,300,260
Revvity, Inc.	2,741	300,386
STERIS PLC	2,272	529,172
Stryker Corp.	7,882	2,751,370
Teleflex, Inc.	1,057	235,489
Thermo Fisher Scientific, Inc.	8,794	5,014,163
UnitedHealth Group, Inc.	21,223	10,475,673
Universal Health Services, Inc., Class B	1,494	249,588
Vertex Pharmaceuticals, Inc.(b)	5,962	2,508,452
Viatris, Inc.	27,161	335,982
Waters Corp.(b)	1,302	439,321
West Pharmaceutical Services, Inc.	1,662	595,594
Zimmer Biomet Holdings, Inc.	4,739	589,342
Zoetis, Inc.	10,112	2,005,513

		113,841,050

Industrials-8.28%
A.O. Smith Corp.	2,755	228,389
Allegion PLC	1,948	249,091
American Airlines Group, Inc.(b)(c)	13,666	214,283
AMETEK, Inc.	5,256	947,026
Automatic Data Processing, Inc.	9,243	2,321,195
Axon Enterprise, Inc.(b)	1,546	475,194
Broadridge Financial Solutions, Inc.	2,751	560,049
C.H. Robinson Worldwide, Inc.	2,537	187,941
Carrier Global Corp.(c)	18,587	1,033,065
Caterpillar, Inc.	11,308	3,776,420
Cintas Corp.	1,977	1,242,762
Copart, Inc.(b)	20,731	1,101,853
CSX Corp.	43,805	1,661,962
Cummins, Inc.	3,057	821,141
Dayforce, Inc.(b)(c)	3,519	245,485
Deere & Co.	6,163	2,249,803
Delta Air Lines, Inc.	13,817	584,045
Dover Corp.	3,128	517,309
Eaton Corp. PLC	9,068	2,620,652
Emerson Electric Co.	13,110	1,400,803
Equifax, Inc.	2,710	741,429
Expeditors International of Washington, Inc.	3,362	402,095
Fastenal Co.	12,515	913,720
FedEx Corp.	5,090	1,267,257
Fortive Corp.	7,963	677,890
Generac Holdings, Inc.(b)	1,349	151,776
General Dynamics Corp.	5,043	1,378,000
General Electric Co.	25,077	3,934,331
Honeywell International, Inc.	14,919	2,964,853
Howmet Aerospace, Inc.	8,911	593,027
Hubbell, Inc.	1,201	457,185
Huntington Ingalls Industries, Inc.	902	263,041
IDEX Corp.	1,710	403,389
Illinois Tool Works, Inc.	6,119	1,604,096
Ingersoll Rand, Inc.	9,652	881,517
J.B. Hunt Transport Services, Inc.	1,822	375,897
Jacobs Solutions, Inc.	2,835	415,753
Johnson Controls International PLC	14,798	877,077
L3Harris Technologies, Inc.	4,102	868,229

	Shares	Value
Industrials-(continued)
Leidos Holdings, Inc.	3,079	$393,681
Lockheed Martin Corp.	5,071	2,171,605
Masco Corp.	4,865	373,437
Nordson Corp.	1,209	321,171
Norfolk Southern Corp.	4,923	1,247,390
Northrop Grumman Corp.	3,196	1,473,420
Old Dominion Freight Line, Inc.	2,137	945,580
Otis Worldwide Corp.	9,201	876,855
PACCAR, Inc.	11,479	1,272,906
Parker-Hannifin Corp.	2,901	1,553,340
Paychex, Inc.	7,118	872,809
Paycom Software, Inc.	1,031	188,044
Pentair PLC	3,603	280,277
Quanta Services, Inc.	3,278	791,670
Republic Services, Inc.	4,588	842,357
Robert Half, Inc.	2,309	185,644
Rockwell Automation, Inc.	2,572	733,226
Rollins, Inc.	6,278	276,671
RTX Corp.	32,502	2,914,454
Snap-on, Inc.	1,171	322,798
Southwest Airlines Co.	12,338	422,823
Stanley Black & Decker, Inc.	3,390	302,693
Textron, Inc.	4,659	414,977
Trane Technologies PLC	5,072	1,430,152
TransDigm Group, Inc.	1,251	1,473,353
Union Pacific Corp.	13,351	3,387,015
United Airlines Holdings, Inc.(b)	7,404	336,808
United Parcel Service, Inc., Class B	16,010	2,373,643
United Rentals, Inc.	1,528	1,059,317
Veralto Corp.	5,067	437,890
Verisk Analytics, Inc.	3,363	813,510
W.W. Grainger, Inc.	992	965,672
Wabtec Corp.	3,955	558,802
Waste Management, Inc.(c)	8,226	1,691,677
Xylem, Inc.	5,403	686,451

		76,001,148

Information Technology-31.76%
Accenture PLC, Class A	14,207	5,324,499
Adobe, Inc.(b)	10,607	5,942,890
Advanced Micro Devices, Inc.(b)	37,982	7,312,674
Akamai Technologies, Inc.(b)	3,620	401,530
Amphenol Corp., Class A	13,330	1,456,169
Analog Devices, Inc.	11,537	2,213,027
ANSYS, Inc.(b)	2,058	687,722
Apple, Inc.	329,908	59,630,871
Applied Materials, Inc.	19,708	3,973,527
Arista Networks, Inc.(b)	5,837	1,620,001
Autodesk, Inc.(b)	4,786	1,235,602
Broadcom, Inc.	10,235	13,310,515
Cadence Design Systems, Inc.(b)	6,522	1,985,166
CDW Corp.	2,985	734,937
Cisco Systems, Inc.	93,646	4,529,657
Cognizant Technology Solutions Corp., Class A	11,406	901,302
Corning, Inc.	17,425	561,782
EPAM Systems, Inc.(b)	1,287	391,763
F5, Inc.(b)	1,462	273,716
First Solar, Inc.(b)	2,640	406,270
Fortinet, Inc.(b)	14,964	1,034,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Gartner, Inc.(b)	1,762	$820,317
Hewlett Packard Enterprise Co.	31,169	474,704
HP, Inc.	20,255	573,824
Intel Corp.	102,774	4,424,421
International Business Machines Corp.	20,441	3,782,198
Intuit, Inc.	6,387	4,233,878
Juniper Networks, Inc.	7,184	266,023
Keysight Technologies, Inc.(b)	3,951	609,639
KLA Corp.	3,200	2,183,360
Lam Research Corp.	3,116	2,923,587
Microchip Technology, Inc.	12,308	1,035,595
Micron Technology, Inc.	25,848	2,342,087
Microsoft Corp.	173,493	71,763,644
Monolithic Power Systems, Inc.	1,064	766,123
Motorola Solutions, Inc.	3,799	1,255,152
NetApp, Inc.	4,884	435,262
NVIDIA Corp.	57,676	45,628,637
NXP Semiconductors N.V. (China)	5,775	1,442,191
ON Semiconductor Corp.(b)	9,562	754,633
Oracle Corp.	36,994	4,131,490
Palo Alto Networks, Inc.(b)	7,110	2,208,010
PTC, Inc.(b)	2,663	487,356
Qorvo, Inc.(b)	2,345	268,620
QUALCOMM, Inc.	25,118	3,963,369
Roper Technologies, Inc.	2,405	1,310,076
Salesforce, Inc.(b)	22,303	6,887,612
ServiceNow, Inc.(b)	4,605	3,552,021
Skyworks Solutions, Inc.	3,481	365,226
Synopsys, Inc.(b)	3,545	2,033,873
TE Connectivity Ltd.	7,123	1,022,578
Teledyne Technologies, Inc.(b)	1,069	456,752
Teradyne, Inc.	3,644	377,482
Texas Instruments, Inc.	20,135	3,369,190
Trimble, Inc.(b)	5,487	335,750
Tyler Technologies, Inc.(b)	950	415,283
Western Digital Corp.(b)	8,127	483,313
Zebra Technologies Corp., Class A(b)(c)	1,160	324,197

		291,635,255

Materials-2.46%
Air Products and Chemicals, Inc.	5,197	1,216,306
Albemarle Corp.(c)	2,732	376,606
Amcor PLC	33,838	306,572
Avery Dennison Corp.	1,768	382,825
Ball Corp.	6,892	441,226
Celanese Corp.	2,152	327,039
CF Industries Holdings, Inc.(c)	4,431	357,670
Corteva, Inc.	16,466	881,260
Dow, Inc.	16,395	916,153
DuPont de Nemours, Inc.	10,299	712,588
Eastman Chemical Co.	2,647	232,248
Ecolab, Inc.	5,933	1,333,976
Freeport-McMoRan, Inc.	33,441	1,264,404
International Flavors & Fragrances, Inc.	5,741	433,445
International Paper Co.	7,638	270,080
Linde PLC	11,420	5,125,524
LyondellBasell Industries N.V., Class A	5,964	598,070
Martin Marietta Materials, Inc.	1,441	832,480
Mosaic Co. (The)	7,691	239,652
Newmont Corp.	26,456	826,750

	Shares	Value
Materials-(continued)
Nucor Corp.	5,894	$1,133,416
Packaging Corp. of America	2,104	381,224
PPG Industries, Inc.	5,300	750,480
Sherwin-Williams Co. (The)	5,198	1,725,892
Steel Dynamics, Inc.	3,583	479,477
Vulcan Materials Co.	3,056	812,438
WestRock Co.	5,464	247,465

		22,605,266

Real Estate-1.87%
Alexandria Real Estate Equities, Inc.(c)	3,175	396,018
AvalonBay Communities, Inc.(c)	3,167	560,654
Boston Properties, Inc.(c)	2,937	190,083
CBRE Group, Inc., Class A(b)	7,008	643,965
CoStar Group, Inc.(b)	9,034	786,229
Digital Realty Trust, Inc.(c)	7,008	1,028,844
Equinix, Inc.	2,150	1,910,963
Equity Residential	7,628	459,282
Essex Property Trust, Inc.(c)	1,462	338,307
Federal Realty Investment Trust	1,678	169,226
Host Hotels & Resorts, Inc.(c)	16,051	332,898
Invitation Homes, Inc.(c)	13,544	461,444
Iron Mountain, Inc.	6,459	507,936
Kimco Realty Corp.	13,739	271,483
Mid-America Apartment Communities, Inc.	2,625	329,910
Prologis, Inc.	20,216	2,694,186
Public Storage	3,429	973,390
Realty Income Corp.	15,841	825,474
Regency Centers Corp.	3,365	208,462
Simon Property Group, Inc.	7,071	1,047,498
UDR, Inc.	6,612	234,726
Ventas, Inc.	8,850	374,266
VICI Properties, Inc.(c)	22,664	678,334
Welltower, Inc.	12,782	1,177,989
Weyerhaeuser Co.	16,765	576,381

		17,177,948

Utilities-2.11%
Alliant Energy Corp.(c)	5,707	272,509
Ameren Corp.	5,852	416,604
American Electric Power Co., Inc.	11,555	984,370
American Water Works Co., Inc.	4,389	520,272
Atmos Energy Corp.	3,283	370,684
CenterPoint Energy, Inc.	14,615	401,912
CMS Energy Corp.	6,537	375,028
Consolidated Edison, Inc.	7,671	668,988
Constellation Energy Corp.	7,826	1,318,290
DTE Energy Co.	4,547	492,667
Duke Energy Corp.	17,161	1,575,895
Edison International(c)	8,832	600,753
Entergy Corp.	4,591	466,308
Evergy, Inc.	5,198	257,509
Eversource Energy	7,921	464,963
Exelon Corp.	22,042	789,985
FirstEnergy Corp.	11,531	422,150
NextEra Energy, Inc.	44,575	2,460,094
NiSource, Inc.	9,500	247,570
NRG Energy, Inc.	5,550	307,026
PG&E Corp.	47,210	787,935
Pinnacle West Capital Corp.	2,683	183,329
PPL Corp.	16,833	443,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	11,274	$703,498
.Sempra	14,237	1,005,132
Southern Co. (The)	24,268	1,632,023
WEC Energy Group, Inc.	7,180	563,558
Xcel Energy, Inc.	12,274	646,717

		19,379,655

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $744,116,741)		917,341,215

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.54%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,953,691	3,953,691

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	10,160,438	$10,165,518

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,120,210)		14,119,209

TOTAL INVESTMENTS IN SECURITIES-101.44% (Cost $758,236,951)		931,460,424
OTHER ASSETS LESS LIABILITIES-(1.44)%		(13,246,331)

NET ASSETS-100.00%		$918,214,093

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Ltd.	$165,664	$808	$(10,437)	$(3,505)	$(557)	$151,973	$4,054

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	9,011,660	(9,011,660)	-	-	-	10,794

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	4,093,256	24,465,227	(24,604,792)	-	-	3,953,691	130,119	*

Invesco Private Prime Fund	10,525,517	54,950,705	(55,317,364)	(1,001)	7,661	10,165,518	350,160	*

Total	$14,784,437	$88,428,400	$(88,944,253)	$(4,506)	$7,104	$14,271,182	$495,127

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P 500 QVM Multi-factor ETF (QVML)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	31.76

Financials	13.25

Health Care	12.40

Communication Services	9.58

Consumer Discretionary	8.53

Industrials	8.28

Consumer Staples	5.57

Energy	4.09

Sector Types Each Less Than 3%	6.44

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.53%
Cable One, Inc.	575	$262,200
Frontier Communications Parent, Inc.(b)(c)	27,031	640,094
New York Times Co. (The), Class A	20,199	894,412
Nexstar Media Group, Inc., Class A	4,144	688,608
TEGNA, Inc.	25,635	359,146
TKO Group Holdings, Inc.(c)	7,850	657,281
Ziff Davis, Inc.(b)(c)	5,876	404,034
ZoomInfo Technologies, Inc., Class A(b)	35,138	588,913

		4,494,688

Consumer Discretionary-15.69%
Adient PLC(b)	11,386	386,441
Aramark	33,137	1,005,045
Autoliv, Inc. (Sweden)	9,708	1,126,419
AutoNation, Inc.(b)	3,336	499,733
Boyd Gaming Corp.	8,816	583,002
Brunswick Corp.(c)	8,300	725,420
Capri Holdings Ltd.(b)	14,559	671,607
Carter’s, Inc.	4,426	358,285
Columbia Sportswear Co.	4,229	349,696
Crocs, Inc.(b)	7,974	974,821
Deckers Outdoor Corp.(b)	3,163	2,832,751
Dick’s Sporting Goods, Inc.	7,456	1,326,348
Five Below, Inc.(b)	6,580	1,320,474
Floor & Decor Holdings, Inc., Class A(b)(c)	12,287	1,488,201
Fox Factory Holding Corp.(b)(c)	5,261	266,154
GameStop Corp., Class A(b)(c)	32,662	466,087
Gap, Inc. (The)	25,416	481,379
Gentex Corp.	29,216	1,067,260
Goodyear Tire & Rubber Co. (The)(b)	35,753	424,746
Graham Holdings Co., Class B	453	318,155
Grand Canyon Education, Inc.(b)	3,654	492,559
H&R Block, Inc.	19,080	933,966
Harley-Davidson, Inc.	15,356	556,962
Helen of Troy Ltd.(b)(c)	2,839	354,875
Hilton Grand Vacations, Inc.(b)(c)	8,368	375,556
Hyatt Hotels Corp., Class A	5,541	851,042
KB Home	9,060	601,856
Lear Corp.	7,045	967,631
Leggett & Platt, Inc.	14,621	298,561
Light & Wonder, Inc.(b)	12,009	1,207,025
Lithia Motors, Inc., Class A	3,412	1,020,393
Macy’s, Inc.	32,799	572,015
Marriott Vacations Worldwide Corp.	4,138	385,620
Mattel, Inc.(b)(c)	44,770	881,969
Murphy USA, Inc.	2,510	1,046,695
Nordstrom, Inc.(c)	12,377	259,546
Ollie’s Bargain Outlet Holdings, Inc.(b)	7,445	596,866
PENN Entertainment, Inc.(b)(c)	19,418	355,349
Penske Automotive Group, Inc.	2,425	372,238
Polaris, Inc.	6,181	573,041
PVH Corp.	7,299	997,554
Service Corp. International(c)	17,919	1,311,492
Skechers U.S.A., Inc., Class A(b)	16,578	1,024,686
Taylor Morrison Home Corp., Class A(b)	13,132	743,403
Tempur Sealy International, Inc.	18,967	1,033,132
Texas Roadhouse, Inc.	8,297	1,239,323

	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(c)	6,278	$804,714
Toll Brothers, Inc.	13,330	1,528,151
TopBuild Corp.(b)	3,751	1,509,327
Travel + Leisure Co.	8,809	393,674
Under Armour, Inc., Class A(b)(c)	45,924	411,479
Vail Resorts, Inc.(c)	4,969	1,144,410
Valvoline, Inc.(b)	16,812	716,864
Visteon Corp.(b)	3,468	392,300
Wendy’s Co. (The)	20,520	371,617
Williams-Sonoma, Inc.(c)	7,806	1,838,547
Wyndham Hotels & Resorts, Inc.	10,525	805,689
YETI Holdings, Inc.(b)(c)	10,227	419,716

		46,061,867

Consumer Staples-4.79%
BellRing Brands, Inc.(b)	15,995	910,915
BJ’s Wholesale Club Holdings, Inc.(b)	17,066	1,246,501
Boston Beer Co., Inc. (The), Class A(b)	1,223	376,855
Casey’s General Stores, Inc.	4,731	1,440,542
Celsius Holdings, Inc.(b)(c)	17,999	1,469,079
Coca-Cola Consolidated, Inc.	545	458,236
Coty, Inc., Class A(b)	43,914	551,560
Darling Ingredients, Inc.(b)	19,203	812,479
Flowers Foods, Inc.	22,939	514,292
Grocery Outlet Holding Corp.(b)	12,133	312,910
Ingredion, Inc.	7,963	936,688
Lancaster Colony Corp.	2,586	535,095
Performance Food Group Co.(b)	19,712	1,513,290
Pilgrim’s Pride Corp.(b)	4,873	155,156
Post Holdings, Inc.(b)	6,168	642,459
Sprouts Farmers Market, Inc.(b)(c)	11,987	748,468
US Foods Holding Corp.(b)	28,569	1,451,020

		14,075,545

Energy-5.91%
Antero Midstream Corp.	44,838	600,829
Antero Resources Corp.(b)	38,071	978,425
ChampionX Corp.(c)	25,335	786,905
Chesapeake Energy Corp.(c)	15,459	1,279,696
Chord Energy Corp.	5,391	875,768
Civitas Resources, Inc.(c)	11,071	760,356
CNX Resources Corp.(b)(c)	21,184	443,805
DT Midstream, Inc.	12,410	715,188
Equitrans Midstream Corp.	51,251	547,873
HF Sinclair Corp.	20,104	1,115,772
Matador Resources Co.	14,897	940,746
Murphy Oil Corp.	19,523	774,477
NOV, Inc.	50,085	846,437
Ovintiv, Inc.	34,349	1,697,184
PBF Energy, Inc., Class A	14,801	691,207
Permian Resources Corp.	47,902	745,355
Range Resources Corp.	33,655	1,064,171
Southwestern Energy Co.(b)	142,667	994,389
Valaris Ltd.(b)(c)	8,348	526,341
Weatherford International PLC(b)	9,481	972,846

		17,357,770

Financials-15.95%
Affiliated Managers Group, Inc.	4,321	675,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Ally Financial, Inc.	33,924	$1,254,849
American Financial Group, Inc.	8,329	1,063,363
Associated Banc-Corp.	17,522	365,158
Bank OZK(c)	12,435	544,653
Brighthouse Financial, Inc.(b)	8,105	377,288
Cadence Bank(c)	21,323	590,221
Carlyle Group, Inc. (The)(c)	26,324	1,206,955
CNO Financial Group, Inc.	14,165	378,064
Columbia Banking System, Inc.	24,193	437,893
Commerce Bancshares, Inc.	13,761	716,122
Cullen/Frost Bankers, Inc.	7,730	838,782
East West Bancorp, Inc.	16,825	1,225,870
Erie Indemnity Co., Class A(c)	3,095	1,259,294
Essent Group Ltd.	13,479	722,070
Euronet Worldwide, Inc.(b)	5,684	622,057
Evercore, Inc., Class A	4,224	790,226
F.N.B. Corp.	42,651	568,964
Federated Hermes, Inc., Class B	10,991	387,213
Fidelity National Financial, Inc.	31,488	1,592,663
First American Financial Corp.	12,402	724,401
First Financial Bankshares, Inc.(c)	14,907	461,223
First Horizon Corp.	66,242	934,012
FirstCash Holdings, Inc.	4,698	537,921
Glacier Bancorp, Inc.(c)	12,763	477,591
Hancock Whitney Corp.	10,129	441,624
Hanover Insurance Group, Inc. (The)	4,356	572,683
Home BancShares, Inc.	22,355	524,448
Interactive Brokers Group, Inc., Class A	13,151	1,429,777
International Bancshares Corp.	6,074	315,180
Janus Henderson Group PLC	16,124	502,424
Jefferies Financial Group, Inc.	21,487	898,586
Kemper Corp.	7,101	407,100
Kinsale Capital Group, Inc.	2,960	1,527,893
MGIC Investment Corp.	35,310	702,316
New York Community Bancorp, Inc.	87,969	421,372
Old National Bancorp.	34,470	566,342
Old Republic International Corp.	33,120	959,155
Pinnacle Financial Partners, Inc.	8,673	717,431
Primerica, Inc.	4,485	1,099,991
Prosperity Bancshares, Inc.	11,265	703,049
Reinsurance Group of America, Inc.	8,397	1,485,009
RenaissanceRe Holdings Ltd. (Bermuda)	6,820	1,533,272
RLI Corp.	5,066	741,916
SEI Investments Co.	12,302	827,310
Selective Insurance Group, Inc.	7,416	774,824
SLM Corp.	26,564	553,328
SouthState Corp.(c)	8,904	748,292
Starwood Property Trust, Inc.(c)	37,266	759,854
Stifel Financial Corp.	12,549	951,967
Synovus Financial Corp.	16,337	619,826
Texas Capital Bancshares, Inc.(b)(c)	5,799	340,111
UMB Financial Corp.	5,149	420,210
United Bankshares, Inc.	15,980	554,346
Unum Group	23,568	1,165,438
Valley National Bancorp.	49,336	404,062
Voya Financial, Inc.	13,193	901,873
Webster Financial Corp.	20,669	984,671
Western Union Co. (The)	46,975	629,935

	Shares	Value
Financials-(continued)
WEX, Inc.(b)(c)	5,400	$1,186,542
Wintrust Financial Corp.	7,294	702,777

		46,827,203

Health Care-6.85%
Acadia Healthcare Co., Inc.(b)	11,746	980,204
Azenta, Inc.(b)(c)	7,306	475,986
Bruker Corp.	11,706	1,013,037
Chemed Corp.	1,877	1,175,246
Doximity, Inc., Class A(b)(c)	14,973	422,688
Encompass Health Corp.	12,541	933,050
Enovis Corp.(b)	6,148	367,712
Envista Holdings Corp.(b)	19,557	403,852
Exelixis, Inc.(b)	39,332	861,371
Globus Medical, Inc., Class A(b)(c)	14,850	801,751
Haemonetics Corp.(b)	6,203	452,695
HealthEquity, Inc.(b)	10,312	851,874
Integra LifeSciences Holdings Corp.(b)(c)	8,423	310,893
Jazz Pharmaceuticals PLC(b)	7,623	906,375
Lantheus Holdings, Inc.(b)	8,402	549,323
LivaNova PLC(b)	6,738	369,310
Medpace Holdings, Inc.(b)	2,852	1,133,727
Neogen Corp.(b)(c)	23,045	396,143
Neurocrine Biosciences, Inc.(b)	11,969	1,560,758
Option Care Health, Inc.(b)(c)	22,742	733,884
Penumbra, Inc.(b)(c)	4,863	1,142,416
Perrigo Co. PLC(c)	17,695	464,671
Repligen Corp.(b)(c)	6,600	1,280,334
Tenet Healthcare Corp.(b)	12,778	1,188,354
United Therapeutics Corp.(b)	5,928	1,337,594

		20,113,248

Industrials-22.82%
Acuity Brands, Inc.	3,742	940,140
Advanced Drainage Systems, Inc.	8,586	1,401,579
AECOM	17,098	1,518,815
AGCO Corp.	7,590	832,623
ASGN, Inc.(b)	5,842	580,227
Avis Budget Group, Inc.(c)	2,373	256,379
Brink’s Co. (The)	5,466	452,749
BWX Technologies, Inc.	11,228	1,132,119
CACI International, Inc., Class A(b)	2,789	1,045,457
Carlisle Cos., Inc.	6,044	2,115,400
Clean Harbors, Inc.(b)	6,309	1,148,869
Concentrix Corp.(c)	5,312	384,854
Core & Main, Inc., Class A(b)	14,218	678,625
Crane Co.	6,107	742,367
Curtiss-Wright Corp.	4,820	1,138,821
Donaldson Co., Inc.	15,305	1,096,144
EMCOR Group, Inc.	5,967	1,870,774
EnerSys	5,010	460,319
ESAB Corp.	6,654	659,545
ExlService Holdings, Inc.(b)(c)	20,145	626,912
Exponent, Inc.	5,912	478,222
Flowserve Corp.	16,354	692,101
Fluor Corp.(b)	18,094	665,859
Fortune Brands Innovations, Inc.	15,129	1,230,593
FTI Consulting, Inc.(b)	4,192	867,241
GATX Corp.	4,319	547,822
Genpact Ltd.	20,504	697,136
Graco, Inc.	20,872	1,904,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
GXO Logistics, Inc.(b)	14,420	$746,379
Hertz Global Holdings, Inc.(b)(c)	15,475	121,479
Hexcel Corp.	10,264	764,257
Insperity, Inc.	4,383	446,146
ITT, Inc.	10,135	1,278,429
KBR, Inc.	16,457	987,914
Kirby Corp.(b)	7,753	680,093
Knight-Swift Transportation Holdings, Inc.	19,485	1,097,785
Landstar System, Inc.	4,307	819,191
Lennox International, Inc.	3,897	1,836,305
LIncoln Electric Holdings, Inc.	7,059	1,811,339
ManpowerGroup, Inc.	6,052	436,712
MasTec, Inc.(b)(c)	7,064	533,049
Maximus, Inc.(c)	7,370	616,574
MDU Resources Group, Inc.	25,322	548,981
Middleby Corp. (The)(b)	6,357	967,281
MSA Safety, Inc.	4,674	860,717
MSC Industrial Direct Co., Inc., Class A(c)	5,888	594,335
nVent Electric PLC	20,647	1,389,956
Oshkosh Corp.	7,999	886,769
Owens Corning	11,019	1,650,426
Paylocity Holding Corp.(b)	5,429	915,384
RBC Bearings, Inc.(b)(c)	3,585	978,096
Regal Rexnord Corp.(c)	8,037	1,378,265
Ryder System, Inc.	5,799	661,666
Saia, Inc.(b)	3,345	1,924,713
Science Applications International Corp.	6,040	845,358
Sensata Technologies Holding PLC(c)	18,624	641,038
Simpson Manufacturing Co., Inc.	5,076	1,059,260
Stericycle, Inc.(b)	10,976	596,985
Sunrun, Inc.(b)(c)	25,055	301,662
Terex Corp.	8,136	466,600
Tetra Tech, Inc.	6,558	1,162,865
Timken Co. (The)	7,838	658,314
Toro Co. (The)	12,919	1,192,553
Trex Co., Inc.(b)(c)	13,253	1,216,095
UFP Industries, Inc.	7,386	846,657
Valmont Industries, Inc.	2,622	555,680
Watsco, Inc.(c)	4,031	1,588,698
Watts Water Technologies, Inc., Class A	3,349	683,029
Werner Enterprises, Inc.(c)	7,780	312,289
WESCO International, Inc.	5,429	811,581
Woodward, Inc.	7,687	1,087,634
XPO, Inc.(b)	15,503	1,865,321

		66,990,331

Information Technology-9.86%
Allegro MicroSystems, Inc. (Japan)(b)(c)	9,144	287,945
Amkor Technology, Inc.	13,321	413,217
Arrow Electronics, Inc.(b)	7,001	822,618
Aspen Technology, Inc.(b)(c)	3,415	662,134
Avnet, Inc.	11,633	541,981
Belden, Inc.	5,136	437,484
Blackbaud, Inc.(b)(c)	4,877	337,391
Ciena Corp.(b)	19,008	1,083,076
Cirrus Logic, Inc.(b)	6,637	609,409
Cognex Corp.	20,941	826,122
Coherent Corp.(b)	15,253	907,248
Commvault Systems, Inc.(b)	5,359	512,910
Crane NXT Co.	6,125	357,823

	Shares	Value
Information Technology-(continued)
Dolby Laboratories, Inc., Class A	7,270	$588,870
Dropbox, Inc., Class A(b)	32,718	783,596
Dynatrace, Inc.(b)	29,524	1,462,914
IPG Photonics Corp.(b)	3,621	312,673
Kyndryl Holdings, Inc.(b)	27,576	605,845
Lattice Semiconductor Corp.(b)(c)	17,092	1,309,418
Littelfuse, Inc.	2,993	713,052
MACOM Technology Solutions Holdings, Inc.(b)(c)	6,815	601,969
Manhattan Associates, Inc.(b)	7,700	1,950,641
Novanta, Inc.(b)(c)	4,263	737,243
Onto Innovation, Inc.(b)	6,343	1,168,127
Power Integrations, Inc.	6,995	499,863
Qualys, Inc.(b)	4,538	779,901
Silicon Laboratories, Inc.(b)(c)	3,746	515,225
Super Micro Computer, Inc.(b)(c)	6,186	5,357,818
Synaptics, Inc.(b)	5,002	500,700
TD SYNNEX Corp.	6,543	679,818
Teradata Corp.(b)(c)	12,667	476,533
Universal Display Corp.	5,303	924,949
Vishay Intertechnology, Inc.	15,670	340,823
Vontier Corp.	19,233	827,019

		28,936,355

Materials-7.26%
Alcoa Corp.	23,702	644,931
AptarGroup, Inc.	8,317	1,168,206
Ashland, Inc.	6,362	595,738
Avient Corp.	11,197	453,255
Axalta Coating Systems Ltd.(b)	26,957	882,303
Berry Global Group, Inc.	14,948	870,123
Cabot Corp.	6,964	591,592
Cleveland-Cliffs, Inc.(b)	62,961	1,309,589
Commercial Metals Co.	14,453	780,462
Crown Holdings, Inc.	14,817	1,135,279
Eagle Materials, Inc.	4,403	1,116,381
Graphic Packaging Holding Co.(c)	37,614	976,083
Greif, Inc., Class A(c)	3,175	204,660
Knife River Corp.(b)(c)	7,049	522,260
Louisiana-Pacific Corp.	7,736	572,232
NewMarket Corp.	876	562,103
Olin Corp.	14,906	801,943
Reliance, Inc.	7,566	2,430,350
Royal Gold, Inc.(c)	8,322	854,087
RPM International, Inc.	15,755	1,817,339
Silgan Holdings, Inc.	10,158	446,038
Sonoco Products Co	12,340	699,431
United States Steel Corp.(c)	28,210	1,335,461
Westlake Corp.	3,931	545,269

		21,315,115

Real Estate-6.41%
Agree Realty Corp.	11,630	639,069
Apartment Income REIT Corp.	17,876	542,000
Brixmor Property Group, Inc.	35,681	806,747
Cousins Properties, Inc.(c)	17,681	403,304
CubeSmart	27,023	1,178,473
EastGroup Properties, Inc.	5,729	1,006,528
EPR Properties	9,152	375,964
Equity LifeStyle Properties, Inc.(c)	23,255	1,565,527
First Industrial Realty Trust, Inc.	15,631	828,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Gaming and Leisure Properties, Inc.	32,663	$1,485,513
Healthcare Realty Trust, Inc.	46,368	638,951
Independence Realty Trust, Inc.(c)	26,813	392,542
Jones Lang LaSalle, Inc.(b)	5,756	1,095,022
Kilroy Realty Corp.	11,939	452,369
Kite Realty Group Trust	26,042	557,559
Lamar Advertising Co., Class A	10,753	1,188,744
Medical Properties Trust, Inc.(c)	80,391	338,446
NNN REIT, Inc.	22,291	907,021
Omega Healthcare Investors, Inc.	31,768	988,620
Park Hotels & Resorts, Inc.	27,999	464,783
PotlatchDeltic Corp.	10,111	457,118
Rexford Industrial Realty, Inc.	24,706	1,257,041
Sabra Health Care REIT, Inc.	29,782	413,374
STAG Industrial, Inc.	22,298	828,148

		18,811,306

Utilities-2.92%
ALLETE, Inc.	6,419	363,572
Black Hills Corp.	7,987	415,564
Essential Utilities, Inc.	29,596	1,029,349
IDACORP, Inc.	6,041	532,272
National Fuel Gas Co.	11,553	563,093
New Jersey Resources Corp.	11,539	480,138
NorthWestern Energy Group, Inc.	7,240	346,941
OGE Energy Corp.	24,468	805,242
ONE Gas, Inc.	6,472	385,731

	Shares	Value
Utilities-(continued)
Portland General Electric Co.	12,227	$491,159
Southwest Gas Holdings, Inc.	7,158	487,818
Spire, Inc.	6,283	372,707
Vistra Corp.	42,346	2,309,551

		8,583,137

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $247,721,828)		293,566,565

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.21%
Invesco Private Government Fund, 5.29%(d)(e)(f)	12,473,799	12,473,799
Invesco Private Prime Fund, 5.49%(d)(e)(f)	32,168,615	32,184,699

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,662,784)		44,658,498

TOTAL INVESTMENTS IN SECURITIES-115.20% (Cost $292,384,612)		338,225,063
OTHER ASSETS LESS LIABILITIES-(15.20)%		(44,616,054)

NET ASSETS-100.00%		$293,609,009

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$96,110	$3,153,850	$(3,249,960)	$ -	$ -	$ -	$2,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$9,701,199	$48,902,403	$(46,129,803)	$-	$-	$12,473,799	$282,765	*

Invesco Private Prime Fund	24,945,939	92,419,348	(85,193,573)	(4,286)	17,271	32,184,699	758,867	*

Total	$34,743,248	$144,475,601	$(134,573,336)	$(4,286)	$17,271	$44,658,498	$1,043,899

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Industrials	22.82

Financials	15.95

Consumer Discretionary	15.69

Information Technology	9.86

Materials	7.26

Health Care	6.85

Real Estate	6.41

Energy	5.91

Consumer Staples	4.79

Sector Types Each Less Than 3%	4.45

Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P MidCap Low Volatility ETF (XMLV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Consumer Discretionary-9.70%
Choice Hotels International, Inc.(b)	73,047	$8,176,881
Columbia Sportswear Co.	122,015	10,089,420
Gentex Corp.	278,333	10,167,504
Graham Holdings Co., Class B	14,093	9,897,937
Murphy USA, Inc.	26,159	10,908,565
Texas Roadhouse, Inc.	78,454	11,718,674
Wendy’s Co. (The)	565,573	10,242,527
Wyndham Hotels & Resorts, Inc.	111,881	8,564,491

		79,765,999

Consumer Staples-9.06%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	139,813	10,211,942
Casey’s General Stores, Inc.	35,518	10,814,876
Flowers Foods, Inc.	434,298	9,736,961
Ingredion, Inc.	101,062	11,887,923
Performance Food Group Co.(c)	129,029	9,905,556
Post Holdings, Inc.(c)	111,739	11,638,734
US Foods Holding Corp.(c)	202,718	10,296,047

		74,492,039

Energy-2.67%
Antero Midstream Corp.	807,257	10,817,244
DT Midstream, Inc.	192,732	11,107,145

		21,924,389

Financials-15.85%
American Financial Group, Inc.	76,452	9,760,627
Essent Group Ltd.	180,403	9,664,189
Federated Hermes, Inc., Class B	258,325	9,100,790
Fidelity National Financial, Inc.	178,987	9,053,162
FirstCash Holdings, Inc.	77,262	8,846,499
Hanover Insurance Group, Inc. (The)	73,656	9,683,554
Houlihan Lokey, Inc.	73,637	9,474,136
MGIC Investment Corp.	531,794	10,577,383
Old Republic International Corp.	405,519	11,743,830
Primerica, Inc.	38,141	9,354,462
Reinsurance Group of America, Inc.	52,464	9,278,258
SEI Investments Co.	195,862	13,171,719
Selective Insurance Group, Inc.	101,520	10,606,810

		130,315,419

Health Care-3.61%
Chemed Corp.	18,267	11,437,517
Encompass Health Corp.	129,246	9,615,902
Neurocrine Biosciences, Inc.(c)	65,895	8,592,708

		29,646,127

Industrials-17.97%
AECOM	115,442	10,254,713
BWX Technologies, Inc.	122,239	12,325,358
CACI International, Inc., Class A(c)	32,260	12,092,661
Curtiss-Wright Corp.	46,992	11,102,800
Donaldson Co., Inc.	157,999	11,315,889
GATX Corp.	76,655	9,722,920
Genpact Ltd.	253,982	8,635,388
KBR, Inc.	166,290	9,982,389
Landstar System, Inc.	52,991	10,078,888
LIncoln Electric Holdings, Inc.(b)	38,983	10,003,038
MDU Resources Group, Inc.	555,670	12,046,926

	Shares	Value
Industrials-(continued)
MSC Industrial Direct Co., Inc., Class A(b)	110,430	$11,146,804
Science Applications International Corp.(b)	73,919	10,345,703
Werner Enterprises, Inc.(b)	216,138	8,675,779

		147,729,256

Information Technology-4.75%
Avnet, Inc.	205,038	9,552,720
Commvault Systems, Inc.(c)	100,870	9,654,268
Dolby Laboratories, Inc., Class A	115,996	9,395,676
TD SYNNEX Corp.	100,240	10,414,936

		39,017,600

Materials-5.16%
AptarGroup, Inc.	90,308	12,684,662
NewMarket Corp.	16,362	10,499,005
Reliance, Inc.	29,978	9,629,533
Sonoco Products Co.	169,302	9,596,037

		42,409,237

Real Estate-15.59%
Agree Realty Corp.	201,438	11,069,018
Apartment Income REIT Corp.	277,931	8,426,868
Brixmor Property Group, Inc.	397,722	8,992,494
EastGroup Properties, Inc.	54,974	9,658,382
EPR Properties	210,445	8,645,081
Equity LifeStyle Properties, Inc.(b)	139,663	9,402,113
First Industrial Realty Trust, Inc.	191,863	10,168,739
Gaming and Leisure Properties, Inc.(b)	261,802	11,906,755
NNN REIT, Inc.(b)	285,984	11,636,689
Omega Healthcare Investors, Inc.	322,537	10,037,352
PotlatchDeltic Corp.	207,723	9,391,157
STAG Industrial, Inc.	265,730	9,869,212
W.P. Carey, Inc.(b)	159,216	8,968,637

		128,172,497

Utilities-15.49%
ALLETE, Inc.	162,528	9,205,586
Black Hills Corp.	178,317	9,277,833
Essential Utilities, Inc.	275,679	9,588,116
IDACORP, Inc.	123,736	10,902,379
National Fuel Gas Co.	219,921	10,718,950
New Jersey Resources Corp.	258,344	10,749,694
NorthWestern Energy Group, Inc.	227,295	10,891,976
OGE Energy Corp.	331,744	10,917,695
ONE Gas, Inc.	162,827	9,704,489
PNM Resources, Inc.	416,055	15,190,168
Portland General Electric Co.(b)	245,551	9,863,784
Spire, Inc.	174,050	10,324,646

		127,335,316

Total Common Stocks & Other Equity Interests (Cost $770,915,110)		820,807,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $237,567)	237,567	$237,567

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $771,152,677)		821,045,446

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.28%
Invesco Private Government Fund, 5.29%(d)(e)(f)	9,853,963	9,853,963

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	25,326,101	$25,338,764

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,196,563)		35,192,727

TOTAL INVESTMENTS IN SECURITIES-104.16% (Cost $806,349,240)		856,238,173
OTHER ASSETS LESS LIABILITIES-(4.16)%		(34,182,704)

NET ASSETS-100.00%		$822,055,469

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$9,423,701	$(9,186,134)	$-	$-	$237,567	$7,997

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	24,241,901	103,232,835	(117,620,773)	-	-	9,853,963	470,624	*

Invesco Private Prime Fund	62,336,320	235,005,006	(272,030,759)	(3,447)	31,644	25,338,764	1,233,460	*

Total	$86,578,221	$347,661,542	$(398,837,666)	$(3,447)	$31,644	$35,430,294	$1,712,081

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P MidCap Low Volatility ETF (XMLV)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Industrials	17.97

Financials	15.85

Real Estate	15.59

Utilities	15.49

Consumer Discretionary	9.70

Consumer Staples	9.06

Materials	5.16

Information Technology	4.75

Health Care	3.61

Energy	2.67

Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-2.51%
AMC Networks, Inc., Class A(b)(c)	6,048	$78,261
ATN International, Inc.	2,281	76,505
CarGurus, Inc.(b)	19,438	430,357
Cars.com, Inc.(b)(c)	13,546	248,434
Cinemark Holdings, Inc.(b)(c)	23,937	416,743
Cogent Communications Holdings, Inc.	9,174	742,268
Consolidated Communications Holdings, Inc.(b)	16,319	70,335
E.W. Scripps Co. (The), Class A(b)(c)	12,071	48,646
Gogo, Inc.(b)(c)	12,997	106,056
John Wiley & Sons, Inc., Class A(c)	9,386	313,023
Lumen Technologies, Inc.(b)(c)	197,023	319,177
Marcus Corp. (The)	5,386	79,013
QuinStreet, Inc.(b)	11,187	163,666
Scholastic Corp.	5,940	234,274
Shenandoah Telecommunications Co.(c)	11,596	216,381
Shutterstock, Inc.	5,152	251,211
Telephone & Data Systems, Inc.	23,304	356,551
Thryv Holdings, Inc.(b)(c)	6,362	133,220
TripAdvisor, Inc.(b)(c)	23,977	643,063
Yelp, Inc.(b)	15,079	579,637

		5,506,821

Consumer Discretionary-15.44%
Abercrombie & Fitch Co., Class A(b)(c)	10,921	1,395,267
Academy Sports & Outdoors, Inc.	15,770	1,178,334
Adtalem Global Education, Inc.(b)	8,785	434,857
Advance Auto Parts, Inc.(c)	12,074	815,478
American Axle & Manufacturing Holdings, Inc.(b)(c)	23,731	164,219
American Eagle Outfitters, Inc.(c)	39,019	926,701
America’s Car-Mart, Inc.(b)(c)	1,641	110,505
Asbury Automotive Group, Inc.(b)	4,435	926,161
BJ’s Restaurants, Inc.(b)(c)	4,840	169,497
Bloomin’ Brands, Inc.	18,415	500,520
Boot Barn Holdings, Inc.(b)(c)	6,496	600,880
Brinker International, Inc.(b)(c)	8,934	414,002
Buckle, Inc. (The)(c)	6,088	249,243
Caleres, Inc.(c)	8,115	313,320
Cavco Industries, Inc.(b)(c)	1,633	608,407
Century Communities, Inc.	5,940	512,563
Cheesecake Factory, Inc. (The)	9,806	346,936
Chuy’s Holdings, Inc.(b)(c)	3,997	135,219
Cracker Barrel Old Country Store, Inc.(c)	4,474	295,866
Dana, Inc.	27,111	338,887
Dave & Buster’s Entertainment, Inc.(b)(c)	7,077	436,934
Designer Brands, Inc., Class A(c)	14,822	156,520
Dorman Products, Inc.(b)(c)	5,892	555,144
Ethan Allen Interiors, Inc.	4,844	161,935
Foot Locker, Inc.(c)	17,154	590,612
Frontdoor, Inc.(b)	17,387	545,256
Gentherm, Inc.(b)	7,331	416,841
G-III Apparel Group Ltd.(b)	8,943	297,534
Golden Entertainment, Inc.	4,532	167,956
Green Brick Partners, Inc.(b)	5,357	313,384
Group 1 Automotive, Inc.	3,111	841,992
Guess?, Inc.(c)	6,031	153,067

	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc., (Acquired 12/03/2021 - 01/18/2024;
Cost $80,277)(d)	2,842	$97,481
Hibbett, Inc.(c)	2,747	225,117
Installed Building Products, Inc.(c)	4,891	1,168,607
Kohl’s Corp.	25,239	703,411
Kontoor Brands, Inc.	11,179	660,791
La-Z-Boy, Inc.	9,358	355,510
LCI Industries	5,326	670,969
LGI Homes, Inc.(b)(c)	4,411	503,251
M.D.C. Holdings, Inc.	12,285	770,269
M/I Homes, Inc.(b)	5,835	740,987
MarineMax, Inc.(b)(c)	4,045	134,294
Meritage Homes Corp.	7,611	1,199,950
Mister Car Wash, Inc.(b)(c)	18,557	153,838
Monarch Casino & Resort, Inc.	2,924	205,703
Monro, Inc.	6,783	227,705
Movado Group, Inc.(c)	3,310	95,030
National Vision Holdings, Inc.(b)(c)	16,507	386,264
Newell Brands, Inc.	77,801	583,507
ODP Corp. (The)(b)	7,484	422,696
Oxford Industries, Inc.(c)	3,222	326,679
Patrick Industries, Inc.	4,414	529,415
Perdoceo Education Corp.	14,035	249,963
Phinia, Inc.	9,994	341,995
Sally Beauty Holdings, Inc.(b)(c)	22,410	283,038
Shake Shack, Inc., Class A(b)	8,019	852,580
Shoe Carnival, Inc.(c)	3,605	118,136
Signet Jewelers Ltd.(c)	8,621	877,273
Sonic Automotive, Inc., Class A(c)	3,590	188,475
Standard Motor Products, Inc.	3,996	126,913
Steven Madden Ltd.	15,370	658,143
Strategic Education, Inc.	4,846	536,888
Stride, Inc.(b)	8,952	534,882
Sturm, Ruger & Co., Inc.	3,831	165,959
Tri Pointe Homes, Inc.(b)(c)	20,847	737,567
Upbound Group, Inc.	9,485	320,214
Urban Outfitters, Inc.(b)	12,582	522,782
Victoria’s Secret & Co.(b)(c)	17,498	499,743
Vista Outdoor, Inc.(b)(c)	13,031	406,567
Winnebago Industries, Inc.(c)	6,222	446,304
Worthington Enterprises, Inc.(c)	9,334	579,828
XPEL, Inc.(b)(c)(e)	4,396	231,142

		33,913,903

Consumer Staples-3.85%
Andersons, Inc. (The)	6,754	373,361
B&G Foods, Inc.(c)	14,782	170,732
Calavo Growers, Inc.	3,175	91,631
Cal-Maine Foods, Inc.	8,594	494,069
Central Garden & Pet Co., Class A(b)	13,173	496,490
Chefs’ Warehouse, Inc. (The)(b)(c)	7,734	293,969
Edgewell Personal Care Co.	11,391	435,022
Fresh Del Monte Produce, Inc.	7,176	171,722
Hain Celestial Group, Inc. (The)(b)(c)	19,517	195,170
Inter Parfums, Inc.	3,767	552,694
J&J Snack Foods Corp.	3,284	476,443
John B. Sanfilippo & Son, Inc.	1,882	192,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Medifast, Inc.(c)	2,200	$88,198
MGP Ingredients, Inc.(c)	3,510	298,982
National Beverage Corp.(b)(c)	5,021	264,305
Nu Skin Enterprises, Inc., Class A	10,716	133,950
PriceSmart, Inc.	5,541	466,220
Simply Good Foods Co. (The)(b)(c)	19,262	683,416
SpartanNash Co.	7,397	155,855
Tootsie Roll Industries, Inc.	3,670	119,348
TreeHouse Foods, Inc.(b)	11,155	399,238
United Natural Foods, Inc.(b)	12,399	193,548
Universal Corp.	5,184	248,884
USANA Health Sciences, Inc.(b)	2,430	117,272
Vector Group Ltd.	28,734	320,672
WD-40 Co.	3,092	829,862
WK Kellogg Co.	14,105	206,497

		8,470,210

Energy-5.16%
Archrock, Inc.	30,846	563,556
Bristow Group, Inc.(b)	5,219	140,652
California Resources Corp.	14,875	776,029
Callon Petroleum Co.(b)(c)	12,907	402,182
Comstock Resources, Inc.(c)	22,130	189,212
CONSOL Energy, Inc.	6,632	569,158
Core Laboratories, Inc.(c)	10,487	156,990
CVR Energy, Inc.	6,783	225,060
Dorian LPG Ltd.(c)	7,468	269,968
Dril-Quip, Inc.(b)	8,047	181,862
Green Plains, Inc.(b)	14,077	299,840
Helix Energy Solutions Group, Inc.(b)	32,955	296,595
Helmerich & Payne, Inc.	22,512	864,236
Liberty Energy, Inc., Class A	38,196	816,631
Nabors Industries Ltd.(b)(c)	2,172	170,220
Northern Oil and Gas, Inc.(c)	21,339	762,442
Oceaneering International, Inc.(b)	23,909	472,442
Oil States International, Inc.(b)	14,707	79,271
Par Pacific Holdings, Inc.(b)	12,897	465,840
Patterson-UTI Energy, Inc.	75,876	877,885
ProPetro Holding Corp.(b)	21,020	155,548
REX American Resources Corp.(b)	3,926	172,665
RPC, Inc.(c)	19,153	141,541
SM Energy Co.	28,011	1,226,041
Talos Energy, Inc.(b)	25,060	330,541
U.S. Silica Holdings, Inc.(b)	17,897	205,816
Vital Energy, Inc.(b)(c)	3,925	197,545
World Kinect Corp.	13,514	329,201

		11,338,969

Financials-18.47%
Ambac Financial Group, Inc.(b)	9,858	161,277
American Equity Investment Life Holding Co.(b)(c)	13,673	759,398
Ameris Bancorp.	13,366	619,247
AMERISAFE, Inc.	4,285	226,077
Apollo Commercial Real Estate Finance, Inc.(c)	28,438	318,790
Arbor Realty Trust, Inc.(c)	38,992	522,493
Artisan Partners Asset Management, Inc., Class A	15,026	647,170
Assured Guaranty Ltd.	12,314	1,127,962
Atlantic Union Bankshares Corp.	15,646	520,386

	Shares	Value
Financials-(continued)
Axos Financial, Inc.(b)(c)	10,250	$534,230
B. Riley Financial, Inc.(c)	2,975	54,532
Banc of California, Inc.	27,387	400,672
BancFirst Corp.	3,068	269,186
Bancorp, Inc. (The)(b)	11,967	534,207
Bank of Hawaii Corp.	8,084	487,304
BankUnited, Inc.	15,839	424,802
Banner Corp.	6,896	302,321
Berkshire Hills Bancorp, Inc.	9,106	195,688
Blackstone Mortgage Trust, Inc., Class A(c)	40,886	832,848
Bread Financial Holdings, Inc.(c)	10,614	406,304
BrightSphere Investment Group, Inc.	6,830	154,768
Brookline Bancorp, Inc.(c)	18,562	181,351
Capitol Federal Financial, Inc.	26,453	153,163
Cathay General Bancorp.	15,262	595,981
Central Pacific Financial Corp.	5,635	105,149
City Holding Co.(c)	3,196	321,134
Community Bank System, Inc.(c)	11,026	499,478
Customers Bancorp, Inc.(b)	5,721	310,708
CVB Financial Corp.	27,680	471,114
Dime Community Bancshares, Inc.	7,024	131,630
Donnelley Financial Solutions, Inc.(b)	5,456	352,239
Eagle Bancorp, Inc.	6,147	146,422
Ellington Financial, Inc.	15,356	173,983
Employers Holdings, Inc.	5,684	259,816
Encore Capital Group, Inc.(b)(c)	5,079	243,792
Enova International, Inc.(b)	6,372	403,029
EVERTEC, Inc.	13,632	492,524
EZCORP, Inc., Class A(b)(c)	11,028	115,684
FB Financial Corp.	7,263	258,853
First Bancorp.	37,987	645,019
First Bancorp/Southern Pines NC(c)	8,592	293,159
First Commonwealth Financial Corp.	21,391	278,725
First Financial Bancorp.	19,307	418,962
First Hawaiian, Inc.	27,040	566,758
Franklin BSP Realty Trust, Inc.	17,802	229,824
Fulton Financial Corp.(c)	34,404	529,822
Genworth Financial, Inc., Class A(b)	99,909	614,440
Goosehead Insurance, Inc., Class A(b)(c)	5,359	405,408
Green Dot Corp., Class A(b)(c)	8,670	71,181
Hanmi Financial Corp.	6,250	94,437
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	22,538	567,281
HCI Group, Inc.(c)	1,337	130,518
Heritage Financial Corp.	7,115	130,560
Hilltop Holdings, Inc.	9,573	295,614
Hope Bancorp, Inc.	24,736	271,354
Horace Mann Educators Corp.	9,080	328,605
Independent Bank Corp.	9,271	483,668
Independent Bank Group, Inc.(c)	7,404	323,777
Jackson Financial, Inc., Class A	16,047	883,387
Lakeland Financial Corp.(c)	5,276	336,081
Mercury General Corp.	5,579	271,642
Moelis & Co., Class A	13,626	736,349
Mr. Cooper Group, Inc.(b)	14,381	1,025,078
National Bank Holdings Corp., Class A	7,869	266,287
Navient Corp.	18,611	302,615
NBT Bancorp, Inc.(c)	9,788	336,609
NCR Atleos Corp.(b)	14,710	320,090
NMI Holdings, Inc., Class A(b)	18,188	547,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Northfield Bancorp, Inc.	7,767	$78,447
Northwest Bancshares, Inc.	26,720	306,211
OFG Bancorp	10,052	364,083
Pacific Premier Bancorp, Inc.	18,833	430,522
Palomar Holdings, Inc.(b)	5,155	392,502
Park National Corp.	2,940	377,819
Pathward Financial, Inc.	5,518	280,535
Payoneer Global, Inc.(b)	58,494	284,281
PennyMac Mortgage Investment Trust(c)	18,778	265,333
Piper Sandler Cos	3,257	613,195
PRA Group, Inc.(b)	7,812	199,675
Preferred Bank(c)	2,715	195,073
ProAssurance Corp.	11,250	138,712
PROG Holdings, Inc.(b)	9,694	299,254
Provident Financial Services, Inc.	15,780	237,962
Radian Group, Inc.	35,479	1,033,858
Ready Capital Corp.(c)	34,759	306,922
Renasant Corp.	11,322	357,888
S&T Bancorp, Inc.	7,967	248,491
Safety Insurance Group, Inc.	3,237	265,952
Seacoast Banking Corp. of Florida(c)	17,291	417,405
ServisFirst Bancshares, Inc.(c)	9,986	631,015
Simmons First National Corp., Class A	25,958	498,394
SiriusPoint Ltd. (Bermuda)(b)	19,674	241,400
Southside Bancshares, Inc.	5,935	170,097
Stellar Bancorp, Inc.	9,645	228,586
Stewart Information Services Corp.(c)	5,410	340,722
StoneX Group, Inc.(b)	5,683	393,605
Tompkins Financial Corp.	2,557	123,145
Triumph Financial, Inc.(b)(c)	4,515	338,625
TrustCo Bank Corp.	3,947	107,714
Trustmark Corp.	12,333	331,264
Two Harbors Investment Corp.	21,441	271,657
United Community Banks, Inc.(c)	24,387	634,306
United Fire Group, Inc., (Acquired 06/28/2021 - 01/18/2024;
Cost $126,521)(d)	4,606	107,274
Veritex Holdings, Inc.	11,033	216,578
Virtus Investment Partners, Inc.	1,450	336,864
WaFd, Inc.	12,872	350,633
Walker & Dunlop, Inc.(c)	6,776	646,295
Westamerica Bancorporation	5,599	255,930
WisdomTree, Inc.	24,838	200,194
World Acceptance Corp.(b)(c)	732	87,664
WSFS Financial Corp.	12,827	543,737

		40,569,876

Health Care-8.74%
AdaptHealth Corp.(b)(c)	17,881	182,923
Addus HomeCare Corp.(b)	3,465	319,750
Agiliti, Inc.(b)(c)	8,435	83,253
AMN Healthcare Services, Inc.(b)	8,282	466,028
Amphastar Pharmaceuticals, Inc.(b)	8,116	377,962
ANI Pharmaceuticals, Inc.(b)	3,618	244,830
Arcus Biosciences, Inc.(b)(c)	11,284	215,863
Artivion, Inc.(b)(c)	8,489	163,838
Astrana Health, Inc.(b)(c)	9,171	413,062
Avanos Medical, Inc.(b)(c)	10,685	198,420
BioLife Solutions, Inc.(b)(c)	7,128	120,463
Catalyst Pharmaceuticals, Inc.(b)(c)	22,733	364,410

	Shares	Value
Health Care-(continued)
Certara, Inc.(b)(c)	21,950	$370,516
Collegium Pharmaceutical, Inc.(b)	7,430	272,755
CONMED Corp.	6,706	538,626
Corcept Therapeutics, Inc.(b)(c)	18,721	439,944
CorVel Corp.(b)(c)	1,889	460,916
Cross Country Healthcare, Inc.(b)(c)	7,443	135,984
Dynavax Technologies Corp.(b)(c)	28,977	367,139
Enhabit, Inc.(b)(c)	10,853	97,677
Ensign Group, Inc. (The)	12,492	1,560,501
Fortrea Holdings, Inc.(b)(c)	18,703	702,111
Fulgent Genetics, Inc.(b)(c)	4,627	104,385
Glaukos Corp.(b)(c)	11,079	981,489
Harmony Biosciences Holdings, Inc.(b)(c)	6,731	216,065
HealthStream, Inc.	5,130	139,946
ICU Medical, Inc.(b)(c)	4,535	495,358
Innoviva, Inc.(b)(c)	12,144	185,560
Integer Holdings Corp.(b)	7,434	819,896
LeMaitre Vascular, Inc.(c)	4,256	297,920
Ligand Pharmaceuticals, Inc.(b)(c)	3,498	277,566
Merit Medical Systems, Inc.(b)(c)	13,249	1,009,574
Mesa Laboratories, Inc.	1,003	109,518
NeoGenomics, Inc.(b)(c)	28,289	441,308
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	762	0
Omnicell, Inc.(b)(c)	9,862	258,779
OraSure Technologies, Inc.(b)(c)	16,593	119,387
Owens & Minor, Inc.(b)(c)	15,153	368,673
Pediatrix Medical Group, Inc.(b)(c)	16,561	151,533
Phibro Animal Health Corp., Class A	3,727	48,190
Premier, Inc., Class A	25,599	533,995
Prestige Consumer Healthcare, Inc.(b)	10,580	736,156
Privia Health Group, Inc.(b)(c)	22,345	498,740
RadNet, Inc.(b)	12,102	458,182
Schrodinger, Inc.(b)(c)	11,634	296,202
Select Medical Holdings Corp.	22,406	610,115
Simulations Plus, Inc.(c)	3,557	147,616
Supernus Pharmaceuticals, Inc.(b)(c)	12,249	363,795
U.S. Physical Therapy, Inc.(c)	3,175	337,407
UFP Technologies, Inc.(b)(c)	1,483	308,924
Varex Imaging Corp.(b)(c)	9,061	155,849
Veradigm, Inc.(b)(c)	22,085	132,289
Vericel Corp.(b)(c)	11,103	507,185

		19,208,573

Industrials-18.88%
AAON, Inc.	14,614	1,227,284
AAR Corp.(b)	7,323	489,030
ABM Industries, Inc.	13,931	575,490
AeroVironment, Inc.(b)(c)	6,267	794,593
Alamo Group, Inc.	2,263	457,782
Albany International Corp., Class A	6,771	635,594
Allegiant Travel Co.	3,146	228,966
American Woodmark Corp.(b)	3,123	313,050
Apogee Enterprises, Inc.	4,543	259,905
Applied Industrial Technologies, Inc.	8,339	1,583,493
ArcBest Corp.	5,852	836,017
Arcosa, Inc.	10,468	868,844
Astec Industries, Inc.	4,930	200,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Industrials-(continued)
AZZ, Inc.	5,313	$386,786
Barnes Group, Inc.(c)	10,517	367,464
Boise Cascade Co.	8,605	1,169,506
Brady Corp., Class A	10,008	583,266
CoreCivic, Inc.(b)	26,381	401,783
CSG Systems International, Inc.	6,224	339,581
Deluxe Corp.	9,569	185,734
DNOW, Inc.(b)	22,309	315,672
DXP Enterprises, Inc.(b)	2,792	99,172
Dycom Industries, Inc.(b)	6,300	796,887
Encore Wire Corp.(c)	3,570	860,370
Enerpac Tool Group Corp.	11,759	396,396
Enpro, Inc.	4,577	713,188
Enviri Corp.(b)	15,223	119,653
ESCO Technologies, Inc.	5,682	578,939
Federal Signal Corp.	13,332	1,092,024
Forrester Research, Inc.(b)	2,443	49,275
Forward Air Corp.	5,622	208,745
Franklin Electric Co., Inc.	8,519	885,635
GEO Group, Inc. (The)(b)(c)	28,322	347,511
Gibraltar Industries, Inc.(b)	6,466	500,792
GMS, Inc.(b)	8,393	749,579
Granite Construction, Inc.(c)	9,326	480,569
Greenbrier Cos., Inc. (The)	6,710	347,242
Griffon Corp.	8,428	601,759
Hayward Holdings, Inc.(b)(c)	26,028	384,954
Healthcare Services Group, Inc.(b)	16,175	206,393
Heartland Express, Inc.(c)	9,877	126,228
Heidrick & Struggles International, Inc.	4,308	146,472
Hillenbrand, Inc.	15,147	720,240
HNI Corp.	10,008	448,458
Hub Group, Inc., Class A(b)	12,970	551,614
Insteel Industries, Inc.(c)	4,012	146,077
Interface, Inc.	11,774	185,087
JetBlue Airways Corp.(b)(c)	68,593	444,483
John Bean Technologies Corp.	6,991	709,447
Kaman Corp.	5,877	269,225
Kelly Services, Inc., Class A	6,984	171,318
Kennametal, Inc.	16,740	422,518
Korn Ferry	11,812	751,952
Lindsay Corp.	2,390	285,151
Liquidity Services, Inc.(b)	4,710	84,450
Marten Transport Ltd.	12,403	233,797
MasterBrand, Inc.(b)	26,193	453,401
Matson, Inc.	7,738	859,305
Matthews International Corp., Class A	6,630	191,872
Mercury Systems, Inc.(b)(c)	10,913	325,971
MillerKnoll, Inc.	15,751	481,193
Moog, Inc., Class A	6,289	943,036
Mueller Industries, Inc.	24,678	1,267,956
MYR Group, Inc.(b)	3,624	588,755
National Presto Industries, Inc.	1,090	84,290
NV5 Global, Inc.(b)(c)	2,707	275,329
OPENLANE, Inc.(b)	24,299	371,046
PGT Innovations, Inc.(b)	12,751	532,609
Pitney Bowes, Inc.	32,533	131,108
Powell Industries, Inc.	2,021	374,370
Proto Labs, Inc.(b)(c)	5,696	207,505
Quanex Building Products Corp.	6,982	241,438
Resideo Technologies, Inc.(b)	31,443	702,122

	Shares	Value
Industrials-(continued)
Resources Connection, Inc.	6,744	$93,270
RXO, Inc.(b)	25,751	554,161
SkyWest, Inc.(b)	9,125	586,007
SPX Technologies, Inc.(b)	9,681	1,134,516
Standex International Corp.	2,529	437,517
Sun Country Airlines Holdings, Inc.(b)(c)	8,032	120,480
SunPower Corp.(b)(c)	16,000	49,760
Tennant Co.	4,094	463,400
Titan International, Inc.(b)	10,847	138,408
Trinity Industries, Inc.	17,609	446,916
TrueBlue, Inc.(b)	6,606	77,620
TTEC Holdings, Inc.	3,943	68,805
UniFirst Corp.	3,255	549,184
Verra Mobility Corp., Class A(b)	36,058	779,574
Viad Corp.(b)	4,432	165,003
Vicor Corp.(b)(c)	4,756	177,113
Wabash National Corp.	9,473	258,423

		41,467,061

Information Technology-11.94%
A10 Networks, Inc.	15,273	203,284
ACI Worldwide, Inc.(b)(c)	23,578	775,952
Adeia, Inc.	22,751	257,996
Advanced Energy Industries, Inc.(c)	8,291	839,049
Agilysys, Inc.(b)	4,428	344,498
Alarm.com Holdings, Inc.(b)(c)	10,682	808,521
Alpha & Omega Semiconductor Ltd.(b)(c)	4,925	107,857
Arlo Technologies, Inc.(b)(c)	20,744	215,945
Axcelis Technologies, Inc.(b)	7,362	829,477
Badger Meter, Inc.	6,338	1,005,777
Benchmark Electronics, Inc.	7,836	240,644
Cerence, Inc.(b)(c)	9,101	135,605
CEVA, Inc.(b)(c)	5,164	116,913
Cohu, Inc.(b)	10,466	336,273
Corsair Gaming, Inc.(b)	9,489	122,883
CTS Corp.	6,708	298,908
Diodes, Inc.(b)(c)	9,875	671,302
DoubleVerify Holdings, Inc.(b)(c)	30,209	933,156
DXC Technology Co.(b)	44,768	978,628
ePlus, Inc.(b)(c)	5,648	465,339
Extreme Networks, Inc.(b)	28,190	356,322
Fabrinet (Thailand)(b)	8,005	1,725,638
FormFactor, Inc.(b)(c)	17,628	758,533
Harmonic, Inc.(b)(c)	26,911	353,341
Ichor Holdings Ltd.(b)(c)	6,591	282,095
Insight Enterprises, Inc.(b)(c)	6,001	1,128,188
InterDigital, Inc.(c)	5,620	601,452
Itron, Inc.(b)	9,614	891,025
Knowles Corp.(b)(c)	20,011	326,980
Kulicke & Soffa Industries, Inc. (Singapore)(c)	12,626	601,250
LiveRamp Holdings, Inc.(b)(c)	14,128	494,197
MaxLinear, Inc.(b)	15,981	310,671
Methode Electronics, Inc.	7,715	164,329
N-able, Inc.(b)	14,979	201,767
NetScout Systems, Inc.(b)(c)	15,250	330,162
OSI Systems, Inc.(b)	3,392	444,963
PC Connection, Inc.	2,349	155,927
PDF Solutions, Inc.(b)	6,620	225,014
Perficient, Inc.(b)(c)	7,448	483,152
Photronics, Inc.(b)	14,186	408,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Plexus Corp.(b)(c)	6,101	$575,934
Progress Software Corp.	9,613	512,950
Rogers Corp.(b)	3,746	419,814
Sanmina Corp.(b)	12,906	815,659
ScanSource, Inc.(b)	5,125	221,554
SMART Global Holdings, Inc.(b)	10,844	230,652
SPS Commerce, Inc.(b)	7,680	1,422,029
TTM Technologies, Inc.(b)(c)	23,929	355,346
Ultra Clean Holdings, Inc.(b)(c)	9,687	418,478
Veeco Instruments, Inc.(b)(c)	12,741	461,352
Viasat, Inc.(b)(c)	14,800	289,636
Xerox Holdings Corp.(c)	24,702	460,692
Xperi, Inc.(b)	9,812	107,540

		26,223,064

Materials-5.88%
AdvanSix, Inc.	5,935	166,061
Alpha Metallurgical Resources, Inc.(c)	2,543	959,347
ATI, Inc.(b)(c)	31,414	1,544,941
Balchem Corp.	6,737	1,058,989
Carpenter Technology Corp.	10,943	707,465
Century Aluminum Co.(b)(c)	12,072	126,394
Clearwater Paper Corp.(b)	3,610	141,837
Compass Minerals International, Inc.	7,414	169,039
H.B. Fuller Co.	11,544	918,094
Hawkins, Inc.	4,238	297,719
Haynes International, Inc.	2,853	169,554
Ingevity Corp.(b)(c)	7,337	335,154
Innospec, Inc.(c)	5,306	659,377
Kaiser Aluminum Corp.	3,513	254,763
Koppers Holdings, Inc.	4,709	266,624
Materion Corp.	4,589	616,394
Mercer International, Inc. (Germany)	10,410	95,564
Metallus, Inc.(b)(c)	8,393	182,548
Minerals Technologies, Inc.	7,076	512,019
Myers Industries, Inc.	7,991	153,667
O-I Glass, Inc.(b)	32,904	556,736
Olympic Steel, Inc.	2,196	149,372
Quaker Chemical Corp.(c)	2,886	578,643
Sensient Technologies Corp.	8,882	594,028
Stepan Co.	4,505	401,846
SunCoke Energy, Inc.	18,468	197,792
Sylvamo Corp.	7,775	469,688
Warrior Met Coal, Inc.	11,087	631,626

		12,915,281

Real Estate-7.20%
Acadia Realty Trust(c)	20,186	330,849
Alexander & Baldwin, Inc.(c)	15,612	253,851
American Assets Trust, Inc.	10,164	219,237
Anywhere Real Estate, Inc.(b)	21,731	136,253
Apple Hospitality REIT, Inc.	47,328	761,507
Armada Hoffler Properties, Inc.	14,221	144,770
Brandywine Realty Trust(c)	35,951	154,589
CareTrust REIT, Inc.	22,607	510,014
Centerspace	3,245	180,390
Chatham Lodging Trust	10,718	109,324
Community Healthcare Trust, Inc.	5,271	143,055
Cushman & Wakefield PLC(b)(c)	35,243	352,078
DiamondRock Hospitality Co.(c)	45,842	430,915
Douglas Emmett, Inc.(c)	32,491	429,531

	Shares	Value
Real Estate-(continued)
Easterly Government Properties, Inc.	19,345	$228,271
Essential Properties Realty Trust, Inc.	33,283	795,131
eXp World Holdings, Inc.(c)	14,529	190,330
Four Corners Property Trust, Inc.	18,490	447,088
Getty Realty Corp.	9,807	258,512
Global Net Lease, Inc.	39,970	288,184
Highwoods Properties, Inc.	21,266	519,954
Hudson Pacific Properties, Inc.(c)	22,678	143,779
Innovative Industrial Properties, Inc.(c)	5,925	580,591
JBG SMITH Properties, (Acquired 06/16/2023 - 01/18/2024;
Cost $290,367)(d)	18,927	313,810
LTC Properties, Inc.	8,961	281,913
LXP Industrial Trust	62,574	541,891
Macerich Co. (The)(c)	42,585	698,820
Marcus & Millichap, Inc.	5,098	187,046
Pebblebrook Hotel Trust(c)	25,905	410,335
Phillips Edison & Co., Inc.	25,530	911,932
Retail Opportunity Investments Corp.(c)	26,607	344,028
Safehold, Inc.(b)(c)	8,944	179,953
Service Properties Trust	34,153	232,240
SITE Centers Corp.	39,174	531,983
SL Green Realty Corp.	12,594	610,557
St. Joe Co. (The)	7,666	412,967
Summit Hotel Properties, Inc.	23,606	151,550
Sunstone Hotel Investors, Inc.	45,826	512,793
Tanger, Inc.	21,739	626,301
Universal Health Realty Income Trust	2,624	101,759
Urban Edge Properties	25,039	425,913
Veris Residential, Inc.	17,372	253,631
Whitestone REIT	10,004	123,249
Xenia Hotels & Resorts, Inc.(c)	23,429	359,401

		15,820,275

Utilities-1.79%
American States Water Co.	7,901	564,210
Avista Corp.	16,266	540,031
California Water Service Group	12,185	559,170
Chesapeake Utilities Corp.	4,541	463,318
Middlesex Water Co	3,638	185,138
Northwest Natural Holding Co.	7,616	279,812
Otter Tail Corp.(c)	9,085	821,829
SJW Group	6,177	340,106
Unitil Corp.	3,418	174,181

		3,927,795

Total Common Stocks & Other Equity Interests (Cost $186,993,949)		219,361,828

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(g)(h) (Cost $102,164)	102,164	102,164

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $187,096,113)		219,463,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.93%
Invesco Private Government Fund, 5.29%(g)(h)(i)	13,008,415	$13,008,415
Invesco Private Prime Fund, 5.49%(g)(h)(i)	32,954,172	32,970,649

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,984,036)		45,979,064

TOTAL INVESTMENTS IN SECURITIES-120.84% (Cost $233,080,149)		265,443,056
OTHER ASSETS LESS LIABILITIES-(20.84)%		(45,777,178)

NET ASSETS-100.00%		$219,665,878

Investment Abbreviations:

REIT-Real Estate Investment Trust

Rts. -Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Restricted security. The aggregate value of these securities at February 29, 2024 was $518,565, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,322,771	$(2,220,607)	$-	$-	$102,164	$1,783

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	11,755,881	42,252,726	(41,000,192)	-	-	13,008,415	311,834	*

Invesco Private Prime Fund	31,259,276	94,829,407	(93,131,472)	(6,146)	19,584	32,970,649	835,196	*

Total	$43,015,157	$139,404,904	$(136,352,271)	$(6,146)	$19,584	$46,081,228	$1,148,813

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Industrials	18.88

Financials	18.47

Consumer Discretionary	15.44

Information Technology	11.94

Health Care	8.74

Real Estate	7.20

Materials	5.88

Energy	5.16

Consumer Staples	3.85

Sector Types Each Less Than 3%	4.30

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-3.83%
ATN International, Inc.	5,721	$191,882
Cogent Communications Holdings, Inc.(b)	6,022	487,240
John Wiley & Sons, Inc., Class A	12,010	400,534

		1,079,656

Consumer Discretionary-7.97%
Cracker Barrel Old Country Store, Inc.(b)	8,434	557,740
Dine Brands Global, Inc.(b)	8,421	408,503
Ethan Allen Interiors, Inc.(b)	13,757	459,897
Movado Group, Inc.(b)	15,289	438,947
Upbound Group, Inc.	11,319	382,129

		2,247,216

Consumer Staples-13.12%
Cal-Maine Foods, Inc.	12,758	733,458
Energizer Holdings, Inc.	11,106	317,076
Fresh Del Monte Produce, Inc.	10,645	254,735
Medifast, Inc.(b)	12,800	513,152
Nu Skin Enterprises, Inc., Class A	40,790	509,875
SpartanNash Co.	15,387	324,204
Universal Corp.	7,484	359,307
Vector Group Ltd.	61,445	685,726

		3,697,533

Energy-7.85%
Archrock, Inc.	23,190	423,681
California Resources Corp.	3,843	200,489
CVR Energy, Inc.	19,978	662,870
Helmerich & Payne, Inc.(b)	7,290	279,863
Northern Oil and Gas, Inc.(b)	11,021	393,781
World Kinect Corp.	10,361	252,394

		2,213,078

Financials-22.84%
Apollo Commercial Real Estate Finance, Inc.(b)	75,709	848,698
ARMOUR Residential REIT, Inc.(b)	44,933	889,673
Blackstone Mortgage Trust, Inc., Class A(b)	42,488	865,480
Ellington Financial, Inc.	68,308	773,930
KKR Real Estate Finance Trust, Inc.(b)	68,961	672,370
New York Mortgage Trust, Inc.(b)	106,242	766,005
Ready Capital Corp.(b)	89,866	793,517
Two Harbors Investment Corp.	65,356	828,060

		6,437,733

Health Care-5.48%
National HealthCare Corp.(b)	2,417	238,461
Organon & Co.	43,936	764,926
Premier, Inc., Class A	15,961	332,946
Select Medical Holdings Corp.	7,633	207,847

		1,544,180

Industrials-7.70%
Deluxe Corp.	26,196	508,464
HNI Corp.	6,955	311,654
Kaman Corp.	6,901	316,135
Kennametal, Inc.(b)	11,906	300,507

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value
Industrials-(continued)
Resources Connection, Inc.	26,944	$372,636
Trinity Industries, Inc.(b)	14,263	361,995

		2,171,391

Information Technology-2.93%
Benchmark Electronics, Inc.	8,215	252,283
Xerox Holdings Corp.(b)	30,821	574,811

		827,094

Materials-5.35%
Compass Minerals International, Inc.	10,189	232,309
Myers Industries, Inc.(b)	13,644	262,374
Sealed Air Corp.	5,710	199,108
Sensient Technologies Corp.	3,792	253,609
SunCoke Energy, Inc.	29,560	316,588
Sylvamo Corp.	4,057	245,083

		1,509,071

Real Estate-15.37%
Easterly Government Properties, Inc.	57,819	682,264
Global Net Lease, Inc.	99,698	718,823
Highwoods Properties, Inc.	36,353	888,831
Innovative Industrial Properties, Inc.(b)	7,119	697,591
Kennedy-Wilson Holdings, Inc.	65,232	572,737
Service Properties Trust	113,573	772,296

		4,332,542

Utilities-7.41%
Avista Corp.	14,312	475,158
Chesapeake Utilities Corp.	1,946	198,550
Clearway Energy, Inc., Class C	21,566	470,139
Northwest Natural Holding Co.	12,047	442,607
SJW Group	3,601	198,271
Unitil Corp.	5,960	303,722

		2,088,447

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $31,322,400)		28,147,941

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.14%
Invesco Private Government Fund, 5.29%(c)(d)(e)	2,250,614	2,250,614
Invesco Private Prime Fund, 5.49%(c)(d)(e)	5,680,153	5,682,993

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,934,139)		7,933,607

TOTAL INVESTMENTS IN SECURITIES-127.99% (Cost $39,256,539)		36,081,548
OTHER ASSETS LESS LIABILITIES-(27.99)%		(7,890,256)

NET ASSETS-100.00%		$28,191,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$457,872	$(457,872)	$-	$-	$-	$331

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,724,212	9,963,689	(9,437,287)	-	-	2,250,614	40,924	*

Invesco Private Prime Fund	4,433,688	23,924,026	(22,676,905)	(633)	2,817	5,682,993	108,864	*

Total	$6,157,900	$34,345,587	$(32,572,064)	$(633)	$2,817	$7,933,607	$150,119

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	22.84

Real Estate	15.37

Consumer Staples	13.12

Consumer Discretionary	7.97

Energy	7.85

Industrials	7.70

Utilities	7.41

Health Care	5.48

Materials	5.35

Communication Services	3.83

Information Technology	2.93

Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P SmallCap Low Volatility ETF (XSLV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.45%
Madison Square Garden Sports Corp., Class A(b)(c)	14,661	$2,759,054
Marcus Corp. (The)(c)	243,105	3,566,350
Yelp, Inc.(b)	55,694	2,140,877

		8,466,281

Consumer Discretionary-4.02%
Monarch Casino & Resort, Inc.	44,671	3,142,605
Standard Motor Products, Inc.(c)	70,919	2,252,387
Steven Madden Ltd.(c)	60,765	2,601,957
Strategic Education, Inc.(c)	29,271	3,242,934
Sturm, Ruger & Co., Inc.	61,139	2,648,542

		13,888,425

Consumer Staples-8.89%
Central Garden & Pet Co., Class A(b)(c)	73,134	2,756,421
Edgewell Personal Care Co.	74,090	2,829,497
Fresh Del Monte Produce, Inc.	101,400	2,426,502
J&J Snack Foods Corp.(c)	23,854	3,460,738
John B. Sanfilippo & Son, Inc.	26,749	2,738,295
National Beverage Corp.(b)(c)	56,225	2,959,684
PriceSmart, Inc.(c)	34,820	2,929,755
Simply Good Foods Co. (The)(b)(c)	70,539	2,502,724
Tootsie Roll Industries, Inc.(c)	97,832	3,181,497
TreeHouse Foods, Inc.(b)	60,327	2,159,103
Universal Corp.	57,100	2,741,371

		30,685,587

Energy-0.71%
California Resources Corp.(c)	46,826	2,442,912

Financials-16.94%
Ambac Financial Group, Inc.(b)	163,793	2,679,653
AMERISAFE, Inc.	71,682	3,781,942
Artisan Partners Asset Management, Inc., Class A(c)	58,756	2,530,621
Assured Guaranty Ltd.	35,888	3,287,341
City Holding Co.(c)	28,296	2,843,182
Ellington Financial, Inc.	255,968	2,900,117
Employers Holdings, Inc.(c)	78,876	3,605,422
EVERTEC, Inc.	70,375	2,542,649
EZCORP, Inc., Class A(b)(c)	279,142	2,928,200
Franklin BSP Realty Trust, Inc.(c)	207,153	2,674,345
Horace Mann Educators Corp.	83,868	3,035,183
Mr. Cooper Group, Inc.(b)	38,070	2,713,630
Navient Corp.	159,950	2,600,787
NMI Holdings, Inc., Class A(b)(c)	96,700	2,908,736
Northwest Bancshares, Inc.	207,207	2,374,592
Piper Sandler Cos.	13,627	2,565,555
PJT Partners, Inc., Class A	27,601	2,909,145
Radian Group, Inc.(c)	111,051	3,236,026
Safety Insurance Group, Inc.	39,354	3,233,325
WisdomTree, Inc.(c)	386,345	3,113,941

		58,464,392

Health Care-6.13%
CorVel Corp.(b)(c)	11,708	2,856,752
Ensign Group, Inc. (The)(c)	28,843	3,603,068
HealthStream, Inc.	104,216	2,843,013

	Shares	Value
Health Care-(continued)
Innoviva, Inc.(b)(c)	184,512	$2,819,343
National HealthCare Corp.(c)	30,491	3,008,242
Premier, Inc., Class A	113,508	2,367,777
Prestige Consumer Healthcare, Inc.(b)	52,730	3,668,953

		21,167,148

Industrials-19.22%
AAR Corp.(b)	42,272	2,822,924
Albany International Corp., Class A	30,621	2,874,393
Apogee Enterprises, Inc.	49,427	2,827,719
Applied Industrial Technologies, Inc.	15,246	2,895,063
Armstrong World Industries, Inc.	27,455	3,311,348
AZZ, Inc.(c)	40,847	2,973,662
Brady Corp., Class A	51,784	3,017,972
CSG Systems International, Inc.	55,738	3,041,065
ESCO Technologies, Inc.(c)	27,490	2,800,956
Federal Signal Corp.	34,187	2,800,257
Franklin Electric Co., Inc.	31,440	3,268,502
Heartland Express, Inc.(c)	205,038	2,620,386
Hub Group, Inc., Class A(b)	57,373	2,440,074
Korn Ferry	49,135	3,127,934
Marten Transport Ltd.(c)	144,239	2,718,905
Moog, Inc., Class A	16,950	2,541,652
National Presto Industries, Inc.	38,619	2,986,407
Resources Connection, Inc.(c)	212,060	2,932,790
Rush Enterprises, Inc., Class A(c)	54,517	2,654,978
Standex International Corp.(c)	16,340	2,826,820
Tennant Co	25,512	2,887,703
UniFirst Corp.	16,978	2,864,528
Verra Mobility Corp., Class A(b)(c)	144,237	3,118,404

		66,354,442

Information Technology-8.64%
Badger Meter, Inc.	17,813	2,826,745
Benchmark Electronics, Inc.(c)	93,033	2,857,043
CTS Corp.(c)	57,204	2,549,010
Insight Enterprises, Inc.(b)(c)	15,261	2,869,068
InterDigital, Inc.(c)	27,013	2,890,931
OSI Systems, Inc.(b)	18,600	2,439,948
PC Connection, Inc.	38,565	2,559,945
Plexus Corp.(b)(c)	30,549	2,883,826
Progress Software Corp.	53,856	2,873,756
Rogers Corp.(b)(c)	21,750	2,437,523
Viavi Solutions, Inc.(b)(c)	276,954	2,644,911

		29,832,706

Materials-4.20%
Balchem Corp.(c)	20,416	3,209,191
H.B. Fuller Co.(c)	35,997	2,862,841
Innospec, Inc.(c)	25,358	3,151,239
Sensient Technologies Corp.(c)	42,265	2,826,683
Stepan Co.	27,394	2,443,545

		14,493,499

Real Estate-21.66%
Acadia Realty Trust	148,164	2,428,408
Alexander & Baldwin, Inc.(c)	180,516	2,935,190
Apple Hospitality REIT, Inc.	181,079	2,913,561
Armada Hoffler Properties, Inc.	230,558	2,347,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
CareTrust REIT, Inc.(c)	166,964	$3,766,708
Centerspace(c)	49,484	2,750,816
Chatham Lodging Trust	231,443	2,360,719
Community Healthcare Trust, Inc.(c)	116,146	3,152,202
DiamondRock Hospitality Co.(c)	274,972	2,584,737
Easterly Government Properties, Inc.(c)	209,453	2,471,545
Elme Communities	196,193	2,526,966
Essential Properties Realty Trust, Inc.(c)	133,261	3,183,605
Four Corners Property Trust, Inc.(c)	154,976	3,747,320
Getty Realty Corp.(c)	126,612	3,337,492
LTC Properties, Inc.(c)	114,698	3,608,399
LXP Industrial Trust	332,718	2,881,338
Phillips Edison & Co., Inc.	93,131	3,326,639
Retail Opportunity Investments Corp.(c)	191,167	2,471,789
Saul Centers, Inc.(c)	71,209	2,577,054
SITE Centers Corp.	191,184	2,596,279
Sunstone Hotel Investors, Inc.	253,675	2,838,623
Tanger, Inc.	104,028	2,997,047
Universal Health Realty Income Trust(c)	75,366	2,922,694
Urban Edge Properties	152,398	2,592,290
Whitestone REIT	210,595	2,594,530
Xenia Hotels & Resorts, Inc.(c)	187,744	2,879,993

		74,793,024

Utilities-7.04%
American States Water Co.	43,627	3,115,404
Avista Corp.	95,273	3,163,064
California Water Service Group	63,959	2,935,078

	Shares	Value
Utilities-(continued)
Chesapeake Utilities Corp.(c)	30,714	$3,133,749
Middlesex Water Co.	47,944	2,439,870
Northwest Natural Holding Co.	90,371	3,320,231
SJW Group	53,732	2,958,484
Unitil Corp.	63,386	3,230,151

		24,296,031

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $343,523,639)		344,884,447

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.06%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,829,667	11,829,667
Invesco Private Prime Fund, 5.49%(d)(e)(f)	29,793,841	29,808,738

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,643,416)		41,638,405

TOTAL INVESTMENTS IN SECURITIES-111.96% (Cost $385,167,055)		386,522,852
OTHER ASSETS LESS LIABILITIES-(11.96)%		(41,279,345)

NET ASSETS-100.00%		$345,243,507

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$10,033,249	$(10,033,249)	$-	$-	$-	$6,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P SmallCap Low Volatility ETF (XSLV)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024			Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$13,093,200	$60,797,917	$(62,061,450)	$-	$-	$11,829,667	$		383,545	*

Invesco Private Prime Fund	41,909,242	122,926,097	(135,045,723)	(4,323)	23,445	29,808,738			1,029,090	*

Total	$55,002,442	$193,757,263	$(207,140,422)	$(4,323)	$23,445	$41,638,405		$	1,419,530

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Real Estate	21.66

Industrials	19.22

Financials	16.94

Consumer Staples	8.89

Information Technology	8.64

Utilities	7.04

Health Care	6.13

Materials	4.20

Consumer Discretionary	4.02

Sector Types Each Less Than 3%	3.16

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P SmallCap Quality ETF (XSHQ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-2.49%
CarGurus, Inc.(b)(c)	51,560	$1,141,538
Cars.com, Inc.(b)(c)	31,837	583,891
Cogent Communications Holdings, Inc.(c)	18,766	1,518,357

		3,243,786

Consumer Discretionary-17.31%
Academy Sports & Outdoors, Inc.	36,179	2,703,295
Asbury Automotive Group, Inc.(b)(c)	10,929	2,282,303
Bloomin’ Brands, Inc.	37,088	1,008,052
Buckle, Inc. (The)(c)	19,365	792,803
Caleres, Inc.(c)	17,284	667,335
Frontdoor, Inc.(b)	47,678	1,495,182
Golden Entertainment, Inc.(c)	14,707	545,041
Installed Building Products, Inc.(c)	11,479	2,742,678
Kontoor Brands, Inc.	26,927	1,591,655
M/I Homes, Inc.(b)	10,772	1,367,936
Monarch Casino & Resort, Inc.	6,525	459,034
Monro, Inc.	13,458	451,785
ODP Corp. (The)(b)(c)	15,703	886,906
Signet Jewelers Ltd.(c)	19,340	1,968,038
Steven Madden Ltd.	38,217	1,636,452
Sturm, Ruger & Co., Inc.(c)	11,715	507,494
Worthington Enterprises, Inc.(c)	22,908	1,423,045

		22,529,034

Consumer Staples-5.21%
Cal-Maine Foods, Inc.	22,439	1,290,018
Inter Parfums, Inc.	7,514	1,102,454
John B. Sanfilippo & Son, Inc.	5,225	534,883
Medifast, Inc.(c)	9,381	376,084
National Beverage Corp.(b)(c)	15,671	824,922
USANA Health Sciences, Inc.(b)	5,347	258,046
WD-40 Co.(c)	8,919	2,393,771

		6,780,178

Energy-12.62%
California Resources Corp.	32,024	1,670,692
Comstock Resources, Inc.(c)	40,040	342,342
CONSOL Energy, Inc.(c)	23,271	1,997,117
Core Laboratories, Inc.(c)	21,390	320,208
CVR Energy, Inc.	22,612	750,266
Dorian LPG Ltd.(c)	15,002	542,322
Helmerich & Payne, Inc.(c)	47,890	1,838,497
Liberty Energy, Inc., Class A	86,532	1,850,054
Par Pacific Holdings, Inc.(b)	46,750	1,688,610
Patterson-UTI Energy, Inc.	142,957	1,654,013
RPC, Inc.(c)	36,751	271,590
SM Energy Co.	59,183	2,590,440
U.S. Silica Holdings, Inc.(b)	38,986	448,339
Vital Energy, Inc.(b)(c)	9,039	454,933

		16,419,423

Financials-17.02%
AMERISAFE, Inc.	10,384	547,860
Artisan Partners Asset Management, Inc., Class A(c)	62,217	2,679,686
Axos Financial, Inc.(b)(c)	21,295	1,109,895
BancFirst Corp.	6,709	588,648

	Shares	Value
Financials-(continued)
Bancorp, Inc. (The)(b)(c)	32,379	$1,445,399
Cathay General Bancorp(c)	31,364	1,224,764
Central Pacific Financial Corp.	10,709	199,830
City Holding Co.(c)	6,704	673,618
Donnelley Financial Solutions, Inc.(b)	12,492	806,483
Employers Holdings, Inc.	11,210	512,409
EVERTEC, Inc.	27,317	986,963
First Bancorp.	91,561	1,554,706
HCI Group, Inc.(c)	2,580	251,860
Lakeland Financial Corp.(c)	11,474	730,894
NCR Atleos Corp.(b)	35,219	766,365
NMI Holdings, Inc., Class A(b)	39,859	1,198,959
OFG Bancorp	20,674	748,812
Palomar Holdings, Inc.(b)(c)	11,493	875,077
Pathward Financial, Inc.	13,196	670,885
Preferred Bank(c)	6,830	490,735
PROG Holdings, Inc.(b)	22,870	705,997
Radian Group, Inc.	68,866	2,006,755
Virtus Investment Partners, Inc.	2,883	669,779
Westamerica Bancorporation(c)	15,387	703,340

		22,149,719

Health Care-4.15%
AMN Healthcare Services, Inc.(b)(c)	21,694	1,220,721
Catalyst Pharmaceuticals, Inc.(b)(c)	62,688	1,004,889
CorVel Corp.(b)	5,487	1,338,828
Cross Country Healthcare, Inc.(b)	13,715	250,573
Ligand Pharmaceuticals, Inc.(b)(c)	8,464	671,618
Schrodinger, Inc.(b)(c)	23,759	604,904
Simulations Plus, Inc.(c)	7,515	311,873

		5,403,406

Industrials-23.25%
AAON, Inc.(c)	27,910	2,343,882
American Woodmark Corp.(b)	6,457	647,250
Apogee Enterprises, Inc.	10,487	599,961
Applied Industrial Technologies, Inc.	19,376	3,679,309
Arcosa, Inc.	20,595	1,709,385
Brady Corp., Class A	22,790	1,328,201
CSG Systems International, Inc.	12,498	681,891
Encore Wire Corp.(c)	7,598	1,831,118
Enerpac Tool Group Corp.(c)	23,718	799,534
Enpro, Inc.	10,181	1,586,403
Forward Air Corp.	10,498	389,791
GMS, Inc.(b)	18,032	1,610,438
Hillenbrand, Inc.	42,699	2,030,337
Insteel Industries, Inc.(c)	10,762	391,844
John Bean Technologies Corp.	16,992	1,724,348
Lindsay Corp.	5,075	605,498
Marten Transport Ltd.	23,302	439,243
MasterBrand, Inc.(b)	68,653	1,188,383
Mueller Industries, Inc.	58,746	3,018,369
Powell Industries, Inc.	3,959	733,365
Quanex Building Products Corp.(c)	14,193	490,794
Resources Connection, Inc.	14,579	201,628
Standex International Corp.	6,118	1,058,414
SunPower Corp.(b)(c)	33,114	102,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Titan International, Inc.(b)	24,804	$316,499
Wabash National Corp.(c)	27,242	743,162

		30,252,032

Information Technology-9.99%
A10 Networks, Inc.(c)	39,651	527,755
Adeia, Inc.	76,593	868,564
Badger Meter, Inc.	15,088	2,394,315
Diodes, Inc.(b)	18,887	1,283,938
Extreme Networks, Inc.(b)(c)	98,937	1,250,564
InterDigital, Inc.(c)	12,426	1,329,830
Kulicke & Soffa Industries, Inc. (Singapore)(c)	26,940	1,282,883
PDF Solutions, Inc.(b)(c)	15,523	527,627
Photronics, Inc.(b)(c)	31,696	912,528
Progress Software Corp.	18,872	1,007,010
Sanmina Corp.(b)	25,660	1,621,712

		13,006,726

Materials-6.56%
Alpha Metallurgical Resources, Inc.(c)	7,669	2,893,130
Clearwater Paper Corp.(b)	7,059	277,348
Hawkins, Inc.	8,695	610,824
Innospec, Inc.	10,517	1,306,948
Myers Industries, Inc.	14,679	282,277
Olympic Steel, Inc.	4,516	307,178
Sylvamo Corp.	21,828	1,318,629
Warrior Met Coal, Inc.	27,010	1,538,760

		8,535,094

Utilities-1.32%
Otter Tail Corp.(c)	18,941	1,713,403

Total Common Stocks & Other Equity Interests (Cost $118,169,286)		130,032,801

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $102,178)	102,178	$102,178

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $118,271,464).		130,134,979

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.24%
Invesco Private Government Fund, 5.29%(d)(e)(f)	7,854,091	7,854,091
Invesco Private Prime Fund, 5.49%(d)(e)(f)	21,072,822	21,083,358

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,940,267)		28,937,449

TOTAL INVESTMENTS IN SECURITIES-122.24% (Cost $147,211,731)		159,072,428
OTHER ASSETS LESS LIABILITIES-(22.24)%		(28,944,860)

NET ASSETS-100.00%		$130,127,568

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$589,871	$(487,693)	$-	$-	$102,178	$557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P SmallCap Quality ETF (XSHQ)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,117,246	$25,888,694	$(21,151,849)	$-	$-	$7,854,091	$132,777	*

Invesco Private Prime Fund	8,015,776	68,834,790	(55,770,289)	(2,818)	5,899	21,083,358	354,827	*

Total	$11,133,022	$95,313,355	$(77,409,831)	$(2,818)	$5,899	$29,039,627	$488,161

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Industrials	23.25

Consumer Discretionary	17.31

Financials	17.02

Energy	12.62

Information Technology	9.99

Materials	6.56

Consumer Staples	5.21

Health Care	4.15

Sector Types Each Less Than 3%	3.81

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

					Invesco S&P
	Invesco ESG		Invesco Russell	Invesco S&P	500® ex-Rate
	S&P 500	Invesco	1000 Equal	500® Enhanced	Sensitive Low
	Equal Weight	MSCI USA ETF	Weight ETF	Value ETF	Volatility
	ETF (RSPE)	(PBUS)	(EQAL)	(SPVU)	ETF (XRLV)
Assets:
Unaffiliated investments in securities, at value(a)	$8,677,010	$4,508,209,844	$587,532,896	$106,446,505	$41,272,543
Affiliated investments in securities, at value	425,137	133,071,863	86,899,229	16,476,588	1,365,517
Receivable for:
Dividends and interest	14,934	5,837,930	918,454	411,239	95,665
Securities lending	36	25,508	33,160	722	98
Investments sold	-	25,914,099	-	-	-
Fund shares sold	-	13,949,418	-	-	-
Foreign tax reclaims	-	3,012	1,191	812	-

Total assets	9,117,117	4,687,011,674	675,384,930	123,335,866	42,733,823

Liabilities:
Due to custodian	7,242	1,018,139	90	244,276	45,237
Payable for:
Investments purchased	-	40,305,461	124,860	-	-
Collateral upon return of securities loaned	379,977	133,081,445	86,528,534	16,292,921	1,365,547
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	1,358	134,703	91,793	10,703	8,255
Accrued tax expenses	-	-	-	-	-

Total liabilities	388,577	174,539,748	86,745,277	16,547,900	1,419,039

Net Assets	$8,728,540	$4,512,471,926	$588,639,653	$106,787,966	$41,314,784

Net assets consist of:
Shares of beneficial interest	$8,915,372	$3,885,691,159	$696,482,775	$122,565,659	$65,844,841
Distributable earnings (loss)	(186,832)	626,780,767	(107,843,122)	(15,777,693)	(24,530,057)

Net Assets	$8,728,540	$4,512,471,926	$588,639,653	$106,787,966	$41,314,784

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,001	88,475,001	13,250,001	2,300,001	850,001
Net asset value	$24.94	$51.00	$44.43	$46.43	$48.61

Market price	$24.92	$50.96	$44.39	$46.41	$48.59

Unaffiliated investments in securities, at cost	$8,281,370	$3,866,825,961	$569,875,395	$103,840,561	$38,499,798

Affiliated investments in securities, at cost	$437,883	$133,081,445	$87,042,542	$16,571,329	$1,365,547

(a)Includes securities on loan with an aggregate value of:	$377,923	$131,453,122	$85,321,324	$16,097,121	$1,339,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

		Invesco S&P		Invesco
Invesco S&P	Invesco S&P	500® High	Invesco S&P	S&P 500	Invesco S&P	Invesco S&P	Invesco S&P
500® High	500 High	Dividend Low	500® Low	Minimum	500®	500 QVM	MidCap 400
Beta	Dividend Growers	Volatility	Volatility	Variance	Momentum	Multi-factor	QVM Multi-factor
ETF (SPHB)	ETF (DIVG)	ETF (SPHD)	ETF (SPLV)	ETF (SPMV)	ETF (SPMO)	ETF (QVML)	ETF (QVMM)
$478,833,286	$2,699,614	$2,825,105,873	$8,046,589,583	$8,740,622	$718,903,403	$917,189,242	$293,566,565
51,292,310	1,458	49,012,802	178,028,738	702,972	19,586,872	14,271,182	44,658,498
716,306	6,388	12,057,604	18,440,180	15,292	305,942	1,239,391	225,076
3,629	-	9,348	9,292	32	789	1,325	5,182
8,420,823	-	5,083,436	66,692,782	-	73,926	-	314,659
-	-	-	80,241,641	-	5,373,689	-	-
-	-	-	-	-	-	449	-

539,266,354	2,707,460	2,891,269,063	8,390,002,216	9,458,918	744,244,621	932,701,589	338,769,980

191,913	-	7,727,639	8,541,916	2,129	-	288,872	76,106
-	-	-	80,194,936	6,564	6,152,488	-	388,176
46,727,620	-	49,016,264	178,040,090	703,013	18,980,084	14,120,210	44,662,784
8,443,436	-	5,085,432	66,736,475	-	-	-	-
98,454	826	671,718	1,587,591	684	46,178	78,414	33,905
-	405	-	-	-	-	-	-

55,461,423	1,231	62,501,053	335,101,008	712,390	25,178,750	14,487,496	45,160,971

$483,804,931	$2,706,229	$2,828,768,010	$8,054,901,208	$8,746,528	$719,065,871	$918,214,093	$293,609,009

$694,973,051	$2,577,315	$3,896,581,887	$10,598,056,224	$8,127,157	$642,885,452	$784,669,597	$269,048,345
(211,168,120)	128,914	(1,067,813,877)	(2,543,155,016)	619,371	76,180,419	133,544,496	24,560,664

$483,804,931	$2,706,229	$2,828,768,010	$8,054,901,208	$8,746,528	$719,065,871	$918,214,093	$293,609,009

5,730,000	100,001	66,750,000	125,800,000	210,001	9,340,001	30,500,001	10,960,001
$84.43	$27.06	$42.38	$64.03	$41.65	$76.99	$30.11	$26.79

$84.36	$27.05	$42.35	$63.98	$41.59	$76.97	$30.10	$26.78

$497,828,823	$2,586,017	$2,978,989,561	$7,786,442,451	$8,241,609	$622,912,259	$743,884,468	$247,721,828

$53,396,228	$1,458	$49,016,264	$178,040,090	$703,013	$19,587,036	$14,352,483	$44,662,784

$46,531,765	$-	$52,967,809	$173,429,396	$688,083	$18,607,549	$13,901,949	$44,465,271

75

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

			Invesco S&P
	Invesco S&P	Invesco S&P	SmallCap High	Invesco S&P	Invesco S&P
	MidCap Low	SmallCap 600	Dividend Low	SmallCap Low	SmallCap
	Volatility	QVM Multi-factor	Volatility ETF	Volatility	Quality
	ETF (XMLV)	ETF (QVMS)	(XSHD)	ETF (XSLV)	ETF (XSHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$820,807,879	$219,361,828	$28,147,941	$344,884,447	$130,032,801
Affiliated investments in securities, at value	35,430,294	46,081,228	7,933,607	41,638,405	29,039,627
Cash	-	105	-	-	1,595
Receivable for:
Dividends and interest	1,168,264	223,797	81,679	626,539	96,664
Securities lending	4,703	8,595	1,260	4,753	2,910
Fund shares sold	3,268,626	-	1,482,392	-	-

Total assets	860,679,766	265,675,553	37,646,879	387,154,144	159,173,597

Liabilities:
Due to custodian	92	-	34,379	197,814	-
Payable for:
Investments purchased	3,262,849	-	1,480,900	-	72,958
Investments purchased - affiliated broker	-	-	-	-	5,646
Collateral upon return of securities loaned	35,196,563	45,984,036	7,934,139	41,643,416	28,940,267
Accrued unitary management fees	164,793	25,639	6,169	69,407	27,158

Total liabilities	38,624,297	46,009,675	9,455,587	41,910,637	29,046,029

Net Assets	$822,055,469	$219,665,878	$28,191,292	$345,243,507	$130,127,568

Net assets consist of:
Shares of beneficial interest	$1,478,629,796	$197,615,848	$44,034,220	$1,058,376,518	$124,324,924
Distributable earnings (loss)	(656,574,327)	22,050,030	(15,842,928)	(713,133,011)	5,802,644

Net Assets	$822,055,469	$219,665,878	$28,191,292	$345,243,507	$130,127,568

Shares outstanding (unlimited amount authorized, $0.01 par value)	15,090,000	8,790,001	1,880,001	7,960,000	3,220,001
Net asset value	$54.48	$24.99	$15.00	$43.37	$40.41

Market price	$54.49	$24.98	$14.99	$43.36	$40.42

Unaffiliated investments in securities, at cost	$770,915,110	$186,993,949	$31,322,400	$343,523,639	$118,169,286

Affiliated investments in securities, at cost	$35,434,130	$46,086,200	$7,934,139	$41,643,416	$29,042,445

(a) Includes securities on loan with an aggregate value of:	$34,390,187	$45,289,450	$7,917,719	$40,915,900	$28,476,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

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77

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Investment income:
Unaffiliated dividend income	$98,284	$27,826,019	$6,589,781	$1,427,679	$574,675
Affiliated dividend income	1,318	34,970	16,726	5,666	187
Securities lending income, net	421	751,093	275,048	918	1,022
Foreign withholding tax	-	(10,012)	(10,410)	(609)	-

Total investment income	100,023	28,602,070	6,871,145	1,433,654	575,884

Expenses:
Unitary management fees	9,145	709,205	600,373	57,975	54,620
Tax expenses	-	-	-	-	-

Total expenses	9,145	709,205	600,373	57,975	54,620

Less: Waivers	(2)	(573)	(134)	(23)	(4)

Net expenses	9,143	708,632	600,239	57,952	54,616

Net investment income	90,880	27,893,438	6,270,906	1,375,702	521,268

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(60,345)	(12,741,918)	(7,800,058)	(386,558)	(992,947)
Affiliated investment securities	273	(183,471)	44,333	(2,638)	719
Unaffiliated in-kind redemptions	163,049	33,154,333	20,512,971	808,261	598,848
Affiliated in-kind redemptions	(3,745)	126	(2,272)	(4,882)	-

Net realized gain (loss)	99,232	20,229,070	12,754,974	414,183	(393,380)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	461,203	487,777,743	13,709,660	10,886,746	2,321,221
Affiliated investment securities	(302)	192,574	(23,492)	(2,956)	(22)

Change in net unrealized appreciation (depreciation)	460,901	487,970,317	13,686,168	10,883,790	2,321,199

Net realized and unrealized gain	560,133	508,199,387	26,441,142	11,297,973	1,927,819

Net increase in net assets resulting from operations	$651,013	$536,092,825	$32,712,048	$12,673,675	$2,449,087

(a)	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)(a)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
$3,185,329	$24,790	$70,514,833	$105,847,958	$149,315	$1,747,971	$6,639,225	$2,180,286
136,647	7	21,383	36,208	152	3,005	14,848	2,267
42,551	-	59,350	138,250	35	939	13,493	33,103
(8,296)	(2,164)	-	-	-	-	(2,216)	-

3,356,231	22,633	70,595,566	106,022,416	149,502	1,751,915	6,665,350	2,215,656

636,530	2,450	4,360,571	10,178,220	7,033	179,088	467,805	198,100
-	405	-	-	-	-	-	-

636,530	2,855	4,360,571	10,178,220	7,033	179,088	467,805	198,100

(77)	-	(484)	(781)	(3)	(59)	(210)	(48)

636,453	2,855	4,360,087	10,177,439	7,030	179,029	467,595	198,052

2,719,778	19,778	66,235,479	95,844,977	142,472	1,572,886	6,197,755	2,017,604

(12,974,821)	3,425	(72,004,745)	(207,115,592)	(921,969)	(3,191,494)	(6,398,153)	(440,704)
(141,992)	-	19,787	82,930	(14)	(1,178)	7,661	17,271
38,340,820	-	14,350,123	104,608,602	2,169,170	12,196,466	11,726,551	-
67,300	-	-	-	-	-	(557)	-

25,291,307	3,425	(57,634,835)	(102,424,060)	1,247,187	9,003,794	5,335,502	(423,433)

17,459,116	113,597	140,330,166	461,753,643	(515,197)	84,498,666	111,138,216	26,221,765
(44,643)	-	(1,106)	(10,563)	(41)	(164)	(4,506)	(4,286)

17,414,473	113,597	140,329,060	461,743,080	(515,238)	84,498,502	111,133,710	26,217,479

42,705,780	117,022	82,694,225	359,319,020	731,949	93,502,296	116,469,212	25,794,046

$45,425,558	$136,800	$148,929,704	$455,163,997	$874,421	$95,075,182	$122,666,967	$27,811,650

79

Statements of Operations–(continued)

For the six months ended February 29, 2024

(Unaudited)

	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Investment income:
Unaffiliated dividend income	$11,918,365	$1,797,969	$807,016	$5,567,615	$666,295
Affiliated dividend income	7,997	1,783	331	6,895	557
Securities lending income, net	51,115	49,763	6,382	38,934	13,273
Foreign withholding tax	-	(1,574)	-	(3,859)	(2,622)

Total investment income	11,977,477	1,847,941	813,729	5,609,585	677,503

Expenses:
Unitary management fees	1,052,392	150,608	33,172	475,087	117,969

Less: Waivers	(176)	(36)	(7)	(138)	(11)

Net expenses	1,052,216	150,572	33,165	474,949	117,958

Net investment income	10,925,261	1,697,369	780,564	5,134,636	559,545

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,037,152)	(1,918,631)	(1,188,053)	(1,241,559)	(644,121)
Affiliated investment securities	31,644	19,584	2,817	23,445	5,899
In-kind redemptions	11,387,648	1,120,640	140,848	5,841,386	3,534,695

Net realized gain (loss)	4,382,140	(778,407)	(1,044,388)	4,623,272	2,896,473

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	39,768,203	15,707,945	(332,535)	12,873,022	7,804,843
Affiliated investment securities	(3,447)	(6,146)	(633)	(4,323)	(2,818)

Change in net unrealized appreciation (depreciation)	39,764,756	15,701,799	(333,168)	12,868,699	7,802,025

Net realized and unrealized gain (loss)	44,146,896	14,923,392	(1,377,556)	17,491,971	10,698,498

Net increase (decrease) in net assets resulting from operations	$55,072,157	$16,620,761	$(596,992)	$22,626,607	$11,258,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

(This Page Intentionally Left Blank)

81

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco MSCI USA ETF (PBUS)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$90,880	$209,429	$27,893,438	$37,499,968
Net realized gain (loss)	99,232	(197,390)	20,229,070	12,818,460
Change in net unrealized appreciation (depreciation)	460,901	833,672	487,970,317	294,217,722

Net increase in net assets resulting from operations	651,013	845,711	536,092,825	344,536,150

Distributions to Shareholders from:
Distributable earnings	(99,769)	(202,615)	(24,049,501)	(37,261,216)

Shareholder Transactions:
Proceeds from shares sold	-	4,541,830	1,107,043,944	746,359,472
Value of shares repurchased	(3,313,271)	(3,262,900)	(142,236,807)	(299,058,051)

Net increase (decrease) in net assets resulting from share transactions	(3,313,271)	1,278,930	964,807,137	447,301,421

Net increase (decrease) in net assets	(2,762,027)	1,922,026	1,476,850,461	754,576,355

Net assets:
Beginning of period	11,490,567	9,568,541	3,035,621,465	2,281,045,110

End of period	$8,728,540	$11,490,567	$4,512,471,926	$3,035,621,465

Changes in Shares Outstanding:
Shares sold	-	200,000	24,200,000	16,925,000
Shares repurchased	(150,000)	(150,000)	(3,200,000)	(7,175,000)
Shares outstanding, beginning of period	500,001	450,001	67,475,001	57,725,001

Shares outstanding, end of period	350,001	500,001	88,475,001	67,475,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco S&P 500® Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)		Invesco S&P 500® High Beta ETF (SPHB)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
$6,270,906	$11,519,903	$1,375,702	$3,636,378	$521,268	$1,206,888	$2,719,778	$3,618,192
12,754,974	(25,354,929)	414,183	(6,490,551)	(393,380)	418,945	25,291,307	(49,361,473)
13,686,168	35,731,685	10,883,790	3,696,712	2,321,199	(1,333,424)	17,414,473	99,839,961

32,712,048	21,896,659	12,673,675	842,539	2,449,087	292,409	45,425,558	54,096,680

(6,635,348)	(11,211,391)	(1,460,189)	(3,745,870)	(610,709)	(1,214,873)	(2,519,286)	(3,617,061)

18,111,197	125,436,020	17,908,566	75,497,290	-	10,985,778	302,147,778	821,389,561
(114,955,765)	(94,181,729)	(13,338,383)	(126,224,423)	(7,061,370)	(17,615,459)	(447,700,633)	(813,101,879)

(96,844,568)	31,254,291	4,570,183	(50,727,133)	(7,061,370)	(6,629,681)	(145,552,855)	8,287,682

(70,767,868)	41,939,559	15,783,669	(53,630,464)	(5,222,992)	(7,552,145)	(102,646,583)	58,767,301

659,407,521	617,467,962	91,004,297	144,634,761	46,537,776	54,089,921	586,451,514	527,684,213

$588,639,653	$659,407,521	$106,787,966	$91,004,297	$41,314,784	$46,537,776	$483,804,931	$586,451,514

450,000	3,075,000	410,000	1,830,000	-	230,000	4,030,000	11,680,000
(2,800,000)	(2,350,000)	(320,000)	(3,180,000)	(150,000)	(370,000)	(6,010,000)	(12,150,000)
15,600,001	14,875,001	2,210,001	3,560,001	1,000,001	1,140,001	7,710,000	8,180,000

13,250,001	15,600,001	2,300,001	2,210,001	850,001	1,000,001	5,730,000	7,710,000

83

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High) Dividend Low Volatility ETF (SPHD)
	Period Ended February 29, 2024(a)	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$ 19,778	$66,235,479	$151,894,238
Net realized gain (loss)	3,425	(57,634,835)	(70,956,259)
Change in net unrealized appreciation (depreciation)	113,597	140,329,060	(174,943,861)

Net increase (decrease) in net assets resulting from operations	136,800	148,929,704	(94,005,882)

Distributions to Shareholders from:
Distributable earnings	(7,886)	(71,189,748)	(149,959,572)

Shareholder Transactions:
Proceeds from shares sold	2,577,315	200,333,133	1,158,655,819
Value of shares repurchased	-	(574,649,904)	(1,597,329,380)

Net increase (decrease) in net assets resulting from share transactions	2,577,315	(374,316,771)	(438,673,561)

Net increase (decrease) in net assets	2,706,229	(296,576,815)	(682,639,015)

Net assets:
Beginning of period	-	3,125,344,825	3,807,983,840

End of period	$2,706,229	$2,828,768,010	$3,125,344,825

Changes in Shares Outstanding:
Shares sold	100,001	4,920,000	26,430,000
Shares repurchased	-	(14,090,000)	(37,230,000)
Shares outstanding, beginning of period	-	75,920,000	86,720,000

Shares outstanding, end of period	100,001	66,750,000	75,920,000

(a)	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500® Momentum ETF (SPMO)		Invesco S&P 500 QVM Multi-factor ETF (QVML)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
$95,844,977	$232,765,306	$142,472	$434,432	$1,572,886	$4,159,344	$6,197,755	$14,252,213
(102,424,060)	(315,078,468)	1,247,187	90,240	9,003,794	(12,985,832)	5,335,502	5,635,464
461,743,080	(38,059,952)	(515,238)	699,937	84,498,502	20,271,754	111,133,710	94,618,869

455,163,997	(120,373,114)	874,421	1,224,609	95,075,182	11,445,266	122,666,967	114,506,546

(108,040,391)	(227,021,350)	(183,256)	(418,555)	(1,704,416)	(3,947,923)	(6,239,716)	(14,198,526)

1,114,780,481	3,109,749,035	4,554,728	6,156,009	518,507,575	184,709,966	4,358,918	274,360,733
(2,123,018,513)	(5,019,323,675)	(19,274,756)	(5,764,893)	(90,384,582)	(108,608,457)	(51,774,517)	(249,520,869)

(1,008,238,032)	(1,909,574,640)	(14,720,028)	391,116	428,122,993	76,101,509	(47,415,599)	24,839,864

(661,114,426)	(2,256,969,104)	(14,028,863)	1,197,170	521,493,759	83,598,852	69,011,652	125,147,884

8,716,015,634	10,972,984,738	22,775,391	21,578,221	197,572,112	113,973,260	849,202,441	724,054,557

$8,054,901,208	$8,716,015,634	$8,746,528	$22,775,391	$719,065,871	$197,572,112	$918,214,093	$849,202,441

18,030,000	49,610,000	120,000	170,000	7,460,000	3,280,000	150,000	11,750,000
(34,520,000)	(80,970,000)	(510,000)	(160,000)	(1,510,000)	(1,990,000)	(1,850,000)	(10,250,000)
142,290,000	173,650,000	600,001	590,001	3,390,001	2,100,001	32,200,001	30,700,001

125,800,000	142,290,000	210,001	600,001	9,340,001	3,390,001	30,500,001	32,200,001

85

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)		Invesco S&P MidCap Low Volatility ETF (XMLV)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$2,017,604	$3,848,775	$10,925,261	$25,537,526
Net realized gain (loss)	(423,433)	(9,671,108)	4,382,140	(24,991,155)
Change in net unrealized appreciation (depreciation)	26,217,479	31,244,799	39,764,756	9,419,336

Net increase (decrease) in net assets resulting from operations	27,811,650	25,422,466	55,072,157	9,965,707

Distributions to Shareholders from:
Distributable earnings	(1,870,762)	(3,932,590)	(9,498,253)	(25,580,808)

Shareholder Transactions:
Proceeds from shares sold	-	13,190,356	7,611,438	307,556,578
Value of shares repurchased	-	(11,374,029)	(130,034,507)	(556,086,436)

Net increase (decrease) in net assets resulting from share transactions	-	1,816,327	(122,423,069)	(248,529,858)

Net increase (decrease) in net assets	25,940,888	23,306,203	(76,849,165)	(264,144,959)

Net assets:
Beginning of period	267,668,121	244,361,918	898,904,634	1,163,049,593

End of period	$293,609,009	$267,668,121	$822,055,469	$898,904,634

Changes in Shares Outstanding:
Shares sold	-	600,000	150,000	5,610,000
Shares repurchased	-	(510,000)	(2,510,000)	(10,300,000)
Shares outstanding, beginning of period	10,960,001	10,870,001	17,450,000	22,140,000

Shares outstanding, end of period	10,960,001	10,960,001	15,090,000	17,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)		Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$1,697,369	$2,324,845	$780,564	$1,063,013	$5,134,636	$15,200,784	$559,545	$492,578
(778,407)	(7,346,457)	(1,044,388)	(4,665,336)	4,623,272	(98,175,351)	2,896,473	(1,505,923)
15,701,799	18,839,236	(333,168)	535,562	12,868,699	39,106,315	7,802,025	5,352,855

16,620,761	13,817,624	(596,992)	(3,066,761)	22,626,607	(43,868,252)	11,258,043	4,339,510

(1,566,940)	(2,116,823)	(865,077)	(1,539,401)	(4,722,420)	(17,648,492)	(413,285)	(507,211)

3,397,902	94,043,570	11,594,228	9,918,697	780,392	53,944,271	98,876,412	34,367,485
(1,723,573)	(1,117,471)	(1,077,518)	(11,052,463)	(81,466,717)	(310,766,146)	(27,773,054)	(18,703,064)

1,674,329	92,926,099	10,516,710	(1,133,766)	(80,686,325)	(256,821,875)	71,103,358	15,664,421

16,728,150	104,626,900	9,054,641	(5,739,928)	(62,782,138)	(318,338,619)	81,948,116	19,496,720

202,937,728	98,310,828	19,136,651	24,876,579	408,025,645	726,364,264	48,179,452	28,682,732

$219,665,878	$202,937,728	$28,191,292	$19,136,651	$345,243,507	$408,025,645	$130,127,568	$48,179,452

140,000	4,330,000	750,000	550,000	20,000	1,220,000	2,630,000	980,000
(70,000)	(50,000)	(70,000)	(660,000)	(1,920,000)	(7,480,000)	(710,000)	(550,000)
8,720,001	4,440,001	1,200,001	1,310,001	9,860,000	16,120,000	1,300,001	870,001

8,790,001	8,720,001	1,880,001	1,200,001	7,960,000	9,860,000	3,220,001	1,300,001

87

Financial Highlights

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	For the Period November 15, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.98		$21.26	$25.00

Net investment income(b)	0.23		0.43	0.34
Net realized and unrealized gain (loss) on investments	1.97		1.71	(3.81)

Total from investment operations	2.20		2.14	(3.47)

Distributions to shareholders from:
Net investment income	(0.24)		(0.42)	(0.27)

Net asset value at end of period	$24.94		$22.98	$21.26

Market price at end of period(c)	$24.92		$22.99	$21.28

Net Asset Value Total Return(d)	9.64%		10.21%	(13.93	)%(e)
Market Price Total Return(d)	9.51%		10.15%	(13.85	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,729		$11,491	$9,569
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20%	0.20	%(f)
Net investment income	1.99	%(f)	1.93%	1.85	%(f)
Portfolio turnover rate(g)	9%		33%	45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights–(continued)

Invesco MSCI USA ETF (PBUS)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$44.99		$39.52	$46.14	$35.42	$29.16	$29.09

Net investment income(a)	0.36		0.65	0.63	0.57	0.56	0.48
Net realized and unrealized gain (loss) on investments	5.97		5.47	(6.63)	10.58	6.21	0.19

Total from investment operations	6.33		6.12	(6.00)	11.15	6.77	0.67

Distributions to shareholders from:
Net investment income	(0.32)		(0.65)	(0.61)	(0.43)	(0.51)	(0.53)
Net realized gains	-		-	(0.01)	-	-	(0.07)

Total distributions	(0.32)		(0.65)	(0.62)	(0.43)	(0.51)	(0.60)

Net asset value at end of period	$51.00		$44.99	$39.52	$46.14	$35.42	$29.16

Market price at end of period(b)	$50.96		$44.99	$39.55	$46.14	$35.61	$29.16

Net Asset Value Total Return(c)	14.15%		15.72%	(13.10)%	31.79%	23.71%	2.48%
Market Price Total Return(c)	14.06%		15.63%	(13.03)%	31.07%	24.36%	2.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,512,472		$3,035,621	$2,281,045	$2,174,202	$8,855	$2,916
Ratio to average net assets of:
Expenses	0.04	%(d)	0.04%	0.04%	0.04%	0.04%	0.29	%(e)
Net investment income	1.57	%(d)	1.61%	1.44%	1.32%	1.82%	1.70	%(e)
Portfolio turnover rate(f)	2%		3%	3%	6%	5%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.25%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights–(continued)

Invesco Russell 1000 Equal Weight ETF (EQAL)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,
			2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$42.27		$41.51	$46.30	$33.47	$31.51	$33.30

Net investment income(a)	0.43		0.78	0.73	0.61	0.61	0.53
Net realized and unrealized gain (loss) on investments	2.17		0.75	(4.86)	12.90	2.01	(1.84)

Total from investment operations	2.60		1.53	(4.13)	13.51	2.62	(1.31)

Distributions to shareholders from:
Net investment income	(0.44)		(0.77)	(0.66)	(0.68)	(0.66)	(0.48)

Net asset value at end of period	$44.43		$42.27	$41.51	$46.30	$33.47	$31.51

Market price at end of period(b)	$44.39		$42.28	$41.54	$46.28	$33.52	$31.51

Net Asset Value Total Return(c)	6.22%		3.80%	(8.96)%	40.74%	8.71%	(3.88)%
Market Price Total Return(c)	6.10%		3.75%	(8.86)%	40.46%	8.87%	(3.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$588,640		$659,408	$617,468	$673,641	$475,339	$560,932
Ratio to average net assets of:
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.09	%(d)	1.90%	1.64%	1.49%	1.95%	1.67%
Portfolio turnover rate(e)	13%		27%	27%	40%	29%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights–(continued)

Invesco S&P 500® Enhanced Value ETF (SPVU)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.18		$40.63	$42.47	$28.77	$33.42	$35.99

Net investment income(a)	0.65		1.23	1.02	0.96	0.99	0.93
Net realized and unrealized gain (loss) on investments	5.32		0.47 (b)	(1.78)	13.63	(4.69)	(2.67)

Total from investment operations	5.97		1.70	(0.76)	14.59	(3.70)	(1.74)

Distributions to shareholders from:
Net investment income	(0.72)		(1.15)	(1.08)	(0.89)	(0.95)	(0.83)

Net asset value at end of period	$46.43		$41.18	$40.63	$42.47	$28.77	$33.42

Market price at end of period(c)	$46.41		$41.19	$40.65	$42.44	$28.82	$33.45

Net Asset Value Total Return(d)	14.65%		4.33%	(1.85)%	51.49%	(11.04)%	(4.79)%
Market Price Total Return(d)	14.57%		4.31%	(1.72)%	51.13%	(10.97)%	(4.76)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$106,788		$91,004	$144,635	$145,243	$69,042	$60,160
Ratio to average net assets of:
Expenses	0.13	%(e)	0.13%	0.13%	0.13%	0.13%	0.15	%(f)
Net investment income	3.08	%(e)	3.00%	2.36%	2.53%	3.14%	2.72	%(f)
Portfolio turnover rate(g)	14%		39%	32%	36%	39%	54%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights–(continued)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$46.54		$47.45	$49.30	$39.43	$38.76	$36.10

Net investment income(a)	0.55		1.10	0.94	0.57	0.72	0.63
Net realized and unrealized gain (loss) on investments	2.04		(0.90)	(1.94)	9.88	0.71	2.68

Total from investment operations	2.59		0.20	(1.00)	10.45	1.43	3.31

Distributions to shareholders from:
Net investment income	(0.52)		(1.11)	(0.85)	(0.58)	(0.76)	(0.65)

Net asset value at end of period	$48.61		$46.54	$47.45	$49.30	$39.43	$38.76

Market price at end of period(b)	$48.59		$46.53	$47.49	$49.27	$39.49	$38.77

Net Asset Value Total Return(c)	5.90%		0.39%	(2.04)%	26.73%	3.86%	9.35%
Market Price Total Return(c)	5.88%		0.29%	(1.90)%	26.46%	3.99%	9.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$41,315		$46,538	$54,090	$52,256	$69,002	$166,657
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.26	%(e)
Net investment income	2.39	%(d)	2.31%	1.94%	1.33%	1.87%	1.74	%(e)
Portfolio turnover rate(f)	31%		60%	77%	64%	84%	62%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights–(continued)

Invesco S&P 500® High Beta ETF (SPHB)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$76.06		$64.51	$74.74	$43.73	$40.44		$45.25

Net investment income(a)	0.40		0.45	0.51	0.89	0.99	(b)	0.44
Net realized and unrealized gain (loss) on investments	8.31		11.54	(10.12)	30.93	3.25		(4.67)

Total from investment operations	8.71		11.99	(9.61)	31.82	4.24		(4.23)

Distributions to shareholders from:
Net investment income	(0.34)		(0.44)	(0.62)	(0.81)	(0.95)		(0.58)

Net asset value at end of period	$84.43		$76.06	$64.51	$74.74	$43.73		$40.44

Market price at end of period(c)	$84.36		$76.05	$64.58	$74.75	$43.83		$40.46

Net Asset Value Total Return(d)	11.51%		18.68%	(12.92)%	73.38%	11.38%		(9.32)%
Market Price Total Return(d)	11.42%		18.54%	(12.84)%	73.01%	11.59%		(9.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$483,805		$586,452	$527,684	$1,679,341	$131,175		$90,993
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%		0.25%
Net investment income	1.07	%(e)	0.65%	0.69%	1.30%	2.39	%(b)	1.07%
Portfolio turnover rate(f)	43%		66%	76%	103%	113%		69%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.79 and 1.91%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights–(continued)

Invesco S&P 500 High Dividend Growers ETF (DIVG)

	For the Period December 4, 2023(a) Through February 29, 2024 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.20
Net realized and unrealized gain on investments	1.94

Total from investment operations	2.14

Distributions to shareholders from:

Net investment income	(0.08)

Net asset value at end of period	$27.06

Market price at end of period(c)	$27.05

Net Asset Value Total Return(d)	8.56	%(e)
Market Price Total Return(d)	8.52	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,706
Ratio to average net assets of:
Expenses	0.45	%(f)
Net investment income	3.15	%(f)
Portfolio turnover rate(g)	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to February 29, 2024 was 5.81%. The market price total return from Fund Inception to February 29, 2024 was 5.77%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights–(continued)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.17		$43.91	$44.24	$34.10	$40.52	$41.68

Net investment income(a)	0.92		1.80	1.60	1.57	1.53	1.64
Net realized and unrealized gain (loss) on investments	1.28		(2.76)	(0.27)	10.21	(6.10)	(1.06)

Total from investment operations	2.20		(0.96)	1.33	11.78	(4.57)	0.58

Distributions to shareholders from:
Net investment income	(0.99)		(1.78)	(1.66)	(1.64)	(1.85)	(1.74)

Net asset value at end of period	$42.38		$41.17	$43.91	$44.24	$34.10	$40.52

Market price at end of period(b)	$42.35		$41.16	$43.96	$44.23	$34.16	$40.55

Net Asset Value Total Return(c)	5.48%		(2.20)%	3.02%	35.25%	(11.46)%	1.42%
Market Price Total Return(c)	5.43%		(2.34)%	3.15%	34.98%	(11.37)%	1.49%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,828,768		$3,125,345	$3,807,984	$3,034,476	$2,446,739	$3,304,185
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.56	%(d)	4.24%	3.56%	3.90%	4.02%	3.97%
Portfolio turnover rate(e)	32%		67%	60%	45%	76%	43%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights–(continued)

Invesco S&P 500® Low Volatility ETF (SPLV)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$61.26		$63.19	$64.07	$54.69	$56.75	$49.77

Net investment income(a)	0.72		1.46	1.35	0.91	1.27	1.16
Net realized and unrealized gain (loss) on investments	2.86		(1.95)	(0.96)	9.42	(2.01)	6.96

Total from investment operations	3.58		(0.49)	0.39	10.33	(0.74)	8.12

Distributions to shareholders from:
Net investment income	(0.81)		(1.44)	(1.27)	(0.95)	(1.32)	(1.14)

Net asset value at end of period	$64.03		$61.26	$63.19	$64.07	$54.69	$56.75

Market price at end of period(b)	$63.98		$61.25	$63.25	$64.05	$54.77	$56.77

Net Asset Value Total Return(c)	5.91%		(0.80)%	0.60%	19.09%	(1.19)%	16.57%
Market Price Total Return(c)	5.85%		(0.91)%	0.73%	18.87%	(1.08)%	16.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,054,901		$8,716,016	$10,972,985	$8,217,477	$9,233,967	$12,348,879
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.35	%(d)	2.35%	2.10%	1.58%	2.33%	2.24%
Portfolio turnover rate(e)	32%		55%	70%	64%	86%	51%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights–(continued)

Invesco S&P 500 Minimum Variance ETF (SPMV)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$37.96		$36.57	$39.16	$32.31	$30.22	$29.19

Net investment income(a)	0.38		0.71	0.63	0.60	0.63	0.46
Net realized and unrealized gain (loss) on investments	3.84		1.37	(2.60)	6.70	2.57	1.65

Total from investment operations	4.22		2.08	(1.97)	7.30	3.20	2.11

Distributions to shareholders from:
Net investment income	(0.53)		(0.69)	(0.62)	(0.45)	(0.58)	(0.55)
Net realized gains	-		-	-	-	(0.53)	(0.53)

Total distributions	(0.53)		(0.69)	(0.62)	(0.45)	(1.11)	(1.08)

Net asset value at end of period	$41.65		$37.96	$36.57	$39.16	$32.31	$30.22

Market price at end of period(b)	$41.59		$37.94	$36.60	$39.22	$32.39	$30.24

Net Asset Value Total Return(c)	11.23%		5.78%	(5.08)%	22.82%	11.02%	7.86%
Market Price Total Return(c)	11.12%		5.63%	(5.14)%	22.71%	11.22%	7.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,747		$22,775	$21,578	$24,277	$4,847	$1,511
Ratio to average net assets of:
Expenses	0.10	%(d)	0.10%	0.10%	0.10%	0.10%	0.58	%(e)
Net investment income	2.03	%(d)	1.92%	1.62%	1.67%	2.11%	1.62	%(e)
Portfolio turnover rate(f)	40%		24%	20%	22%	20%	34%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.48%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights–(continued)

Invesco S&P 500® Momentum ETF (SPMO)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$58.28		$54.27	$63.43	$50.95	$40.57	$40.07

Net investment income(a)	0.36		1.27	0.75	0.38	0.62	0.51
Net realized and unrealized gain (loss) on investments	18.79		3.94	(9.34)	12.58	10.42	0.46

Total from investment operations	19.15		5.21	(8.59)	12.96	11.04	0.97

Distributions to shareholders from:
Net investment income	(0.44)		(1.20)	(0.57)	(0.48)	(0.66)	(0.47)

Net asset value at end of period	$76.99		$58.28	$54.27	$63.43	$50.95	$40.57

Market price at end of period(b)	$76.97		$58.33	$54.36	$63.41	$51.10	$40.59

Net Asset Value Total Return(c)	33.07%		9.79%	(13.60)%	25.65%	27.77%	2.52%
Market Price Total Return(c)	32.92%		9.71%	(13.43)%	25.24%	28.08%	2.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$719,066		$197,572	$113,973	$88,166	$73,872	$75,053
Ratio to average net assets of:
Expenses	0.13	%(d)	0.13%	0.13%	0.13%	0.13%	0.14	%(e)
Net investment income	1.14	%(d)	2.29%	1.25%	0.70%	1.48%	1.32	%(e)
Portfolio turnover rate(f)	51%		81%	124%	70%	90%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights–(continued)

Invesco S&P 500 QVM Multi-factor ETF (QVML)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,		For the Period June 28, 2021(a) Through August 31, 2021
			2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$26.37		$23.58	$26.43	$25.00

Net investment income(b)	0.20		0.41	0.38	0.06
Net realized and unrealized gain (loss) on investments	3.73		2.79	(2.86)	1.37

Total from investment operations	3.93		3.20	(2.48)	1.43

Distributions to shareholders from:
Net investment income	(0.19)		(0.41)	(0.37)	-

Net asset value at end of period	$30.11		$26.37	$23.58	$26.43

Market price at end of period(c)	$30.10		$26.38	$23.62	$26.44

Net Asset Value Total Return(d)	15.01%		13.76%	(9.47)%	5.72	%(e)
Market Price Total Return(d)	14.93%		13.61%	(9.36)%	5.76	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$918,214		$849,202	$724,055	$792,855
Ratio to average net assets of:
Expenses	0.11	%(f)	0.11%	0.11%	0.11	%(f)
Net investment income	1.46	%(f)	1.71%	1.47%	1.34	%(f)
Portfolio turnover rate(g)	10%		20%	18%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights–(continued)

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period June 28, 2021(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.42		$22.48	$25.53	$25.00

Net investment income(b)	0.18		0.35	0.33	0.04
Net realized and unrealized gain (loss) on investments	2.36		1.95	(3.05)	0.49

Total from investment operations	2.54		2.30	(2.72)	0.53

Distributions to shareholders from:
Net investment income	(0.17)		(0.36)	(0.33)	-

Net asset value at end of period	$26.79		$24.42	$22.48	$25.53

Market price at end of period(c)	$26.78		$24.42	$22.50	$25.53

Net Asset Value Total Return(d)	10.47%		10.37%	(10.69)%	2.12	%(e)
Market Price Total Return(d)	10.43%		10.27%	(10.62)%	2.12	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$293,609		$267,668	$244,362	$206,549
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15%	0.15	%(f)
Net investment income	1.53	%(f)	1.51%	1.38%	0.98	%(f)
Portfolio turnover rate(g)	18%		32%	27%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights–(continued)

Invesco S&P MidCap Low Volatility ETF (XMLV)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$51.51		$52.53	$55.29	$43.65	$51.87	$49.02

Net investment income(a)	0.66		1.26	0.97	0.62	1.02	1.09
Net realized and unrealized gain (loss) on investments	2.87		(1.02)	(2.84)	11.59	(7.93)	2.72

Total from investment operations	3.53		0.24	(1.87)	12.21	(6.91)	3.81

Distributions to shareholders from:
Net investment income	(0.56)		(1.26)	(0.89)	(0.57)	(1.31)	(0.96)

Net asset value at end of period	$54.48		$51.51	$52.53	$55.29	$43.65	$51.87

Market price at end of period(b)	$54.49		$51.50	$52.56	$55.26	$43.70	$51.88

Net Asset Value Total Return(c)	6.93%		0.46%	(3.38)%	28.21%	(13.26)%	7.99%
Market Price Total Return(c)	6.96%		0.38%	(3.27)%	27.99%	(13.17)%	7.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$822,055		$898,905	$1,163,050	$1,453,542	$2,042,702	$3,231,736
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.60	%(d)	2.40%	1.78%	1.26%	2.13%	2.21%
Portfolio turnover rate(e)	31%		76%	61%	57%	84%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights–(continued)

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

	Six Months Ended February 29, 2024 (Unaudited)		Years Ended August 31,		For the Period June 28, 2021(a) Through August 31, 2021
			2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$23.27		$22.14	$25.05	$25.00

Net investment income(b)	0.19		0.37	0.30	0.06
Net realized and unrealized gain (loss) on investments	1.71		1.14	(2.87)	(0.01)

Total from investment operations	1.90		1.51	(2.57)	0.05

Distributions to shareholders from:
Net investment income	(0.18)		(0.38)	(0.34)	-

Net asset value at end of period	$24.99		$23.27	$22.14	$25.05

Market price at end of period(c)	$24.98		$23.30	$22.18	$25.05

Net Asset Value Total Return(d)	8.22%		6.92%	(10.33)%	0.20	%(e)
Market Price Total Return(d)	8.03%		6.86%	(10.17)%	0.20	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$219,666		$202,938	$98,311	$51,106
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15%	0.15	%(f)
Net investment income	1.69	%(f)	1.65%	1.27%	1.51	%(f)
Portfolio turnover rate(g)	20%		27%	28%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights–(continued)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$15.95		$18.99	$23.07	$16.66	$22.42	$26.86

Net investment income(a)	0.54		0.87	0.92	0.86	0.82	1.02
Net realized and unrealized gain (loss) on investments	(0.90)		(2.64)	(3.92)	6.36	(5.31)	(4.28)

Total from investment operations	(0.36)		(1.77)	(3.00)	7.22	(4.49)	(3.26)

Distributions to shareholders from:
Net investment income	(0.59)		(1.27)	(1.08)	(0.81)	(1.27)	(1.18)

Net asset value at end of period	$15.00		$15.95	$18.99	$23.07	$16.66	$22.42

Market price at end of period(b)	$14.99		$15.95	$19.02	$23.06	$16.69	$22.35

Net Asset Value Total Return(c)	(2.26)%		(9.48)%	(13.36)%	43.97%	(20.41)%	(12.29)%
Market Price Total Return(c)	(2.33)%		(9.63)%	(13.19)%	43.65%	(20.01)%	(12.52)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,191		$19,137	$24,877	$21,690	$20,827	$23,536
Ratio to average net assets of:
Expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.34	%(e)
Net investment income	7.06	%(d)	5.10%	4.30%	4.13%	4.15%	4.29	%(e)
Portfolio turnover rate(f)	49%		68%	67%	72%	83%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.04%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.38		$45.06	$48.74	$35.24	$47.57	$51.10

Net investment income(a)	0.56		1.11	1.01	0.65	1.08	1.24
Net realized and unrealized gain (loss) on investments	1.93		(3.61)	(3.83)	13.52	(12.05)	(3.46)

Total from investment operations	2.49		(2.50)	(2.82)	14.17	(10.97)	(2.22)

Distributions to shareholders from:
Net investment income	(0.50)		(1.18)	(0.86)	(0.67)	(1.36)	(1.31)

Net asset value at end of period	$43.37		$41.38	$45.06	$48.74	$35.24	$47.57

Market price at end of period(b)	$43.36		$41.40	$45.09	$48.73	$35.30	$47.59

Net Asset Value Total Return(c)	6.06%		(5.62)%	(5.81)%	40.64%	(23.22)%	(4.17)%
Market Price Total Return(c)	5.98%		(5.63)%	(5.72)%	40.38%	(23.12)%	(4.14)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$345,244		$408,026	$726,364	$1,155,186	$1,614,105	$2,045,602
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.70	%(d)	2.54%	2.09%	1.55%	2.55%	2.62%
Portfolio turnover rate(e)	34%		77%	66%	68%	103%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco S&P SmallCap Quality ETF (XSHQ)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$37.06		$32.97	$37.41	$26.95	$26.40	$31.80

Net investment income(a)	0.26		0.53	0.62	0.38	0.36	0.35
Net realized and unrealized gain (loss) on investments	3.31		4.14	(4.37)	10.42	0.54	(5.41)

Total from investment operations	3.57		4.67	(3.75)	10.80	0.90	(5.06)

Distributions to shareholders from:
Net investment income	(0.22)		(0.58)	(0.69)	(0.34)	(0.35)	(0.34)
Net realized gains	-		-	-	-	-	(0.00	)(b)

Total distributions	(0.22)		(0.58)	(0.69)	(0.34)	(0.35)	(0.34)

Net asset value at end of period	$40.41		$37.06	$32.97	$37.41	$26.95	$26.40

Market price at end of period(c)	$40.42		$37.10	$32.99	$37.43	$26.99	$26.39

Net Asset Value Total Return(d)	9.67%		14.39%	(10.13)%	40.38%	3.61%	(15.88)%
Market Price Total Return(d)	9.57%		14.44%	(10.12)%	40.25%	3.80%	(15.94)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$130,128		$48,179	$28,683	$40,030	$4,043	$3,960
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.30%	0.29%	0.29%	0.34	%(f)
Net investment income	1.38	%(e)	1.55%	1.71%	1.07%	1.37%	1.23	%(f)
Portfolio turnover rate(g)	40%		84%	60%	90%	107%	52%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.05%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco ESG S&P 500 Equal Weight ETF (RSPE)	“ESG S&P 500 Equal Weight ETF”

Invesco MSCI USA ETF (PBUS)	“MSCI USA ETF”

Invesco Russell 1000 Equal Weight ETF (EQAL)	“Russell 1000 Equal Weight ETF”

Invesco S&P 500® Enhanced Value ETF (SPVU)	“S&P 500® Enhanced Value ETF”

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility ETF”

Invesco S&P 500® High Beta ETF (SPHB)	“S&P 500® High Beta ETF”

Invesco S&P 500 High Dividend Growers ETF (DIVG)	“S&P 500 High Dividend Growers ETF”

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	“S&P 500® High Dividend Low Volatility ETF”

Invesco S&P 500® Low Volatility ETF (SPLV)	“S&P 500® Low Volatility ETF”

Invesco S&P 500 Minimum Variance ETF (SPMV)	“S&P 500 Minimum Variance ETF”

Invesco S&P 500® Momentum ETF (SPMO)	“S&P 500® Momentum ETF”

Invesco S&P 500 QVM Multi-factor ETF (QVML)	“S&P 500 QVM Multi-factor ETF”

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	“S&P MidCap 400 QVM Multi-factor ETF”

Invesco S&P MidCap Low Volatility ETF (XMLV)	“S&P MidCap Low Volatility ETF”

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	“S&P SmallCap 600 QVM Multi-factor ETF”

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	“S&P SmallCap High Dividend Low Volatility ETF”

Invesco S&P SmallCap Low Volatility ETF (XSLV)	“S&P SmallCap Low Volatility ETF”

Invesco S&P SmallCap Quality ETF (XSHQ)	“S&P SmallCap Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of MSCI USA ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index

MSCI USA ETF	MSCI USA Index

Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index

S&P 500® Enhanced Value ETF	S&P 500 Enhanced Value Index

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index

S&P 500® High Beta ETF	S&P 500® High Beta Index

S&P 500 High Dividend Growers ETF	S&P 500® High Dividend Growth Index

S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index

S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index

S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index

S&P 500® Momentum ETF	S&P 500 Momentum Index

S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index

S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index

S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index

S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index

S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services— Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may

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become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income -Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

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readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund (except for S&P 500 High Dividend Growers ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

ESG S&P 500® Equal Weight ETF	$43

MSCI USA ETF	10,818

Russell 1000 Equal Weight ETF	12,560

S&P 500® Enhanced Value ETF	106

S&P 500® ex-Rate Sensitive Low Volatility ETF	107

S&P 500® High Beta ETF	3,260

S&P 500 High Dividend Growers ETF	-

110

Amount

S&P 500® High Dividend Low Volatility ETF	2,645

S&P 500® Low Volatility ETF	6,790

S&P 500 Minimum Variance ETF	4

S&P 500® Momentum ETF	107

S&P 500 QVM Multi-factor ETF	1,076

S&P MidCap 400 QVM Multi-factor ETF	2,765

S&P MidCap Low Volatility ETF	3,503

S&P SmallCap 600 QVM Multi-factor ETF	4,338

S&P SmallCap High Dividend Low Volatility ETF	534

S&P SmallCap Low Volatility ETF	2,825

S&P SmallCap Quality ETF	1,184

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

ESG Risk. Because the underlying index of ESG S&P 500 Equal Weight ETF evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under a Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, ESG S&P 500 Equal Weight ETF may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by a Fund’s underlying index to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the index’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in a Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying

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Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because ESG S&P 500 Equal Weight ETF, S&P 500 High Dividend Growers ETF, S&P 500® Momentum ETF, S&P 500 QVM Multi-factor ETF, S&P Midcap 400 QVM Multi-factor ETF and S&P SmallCap 600 QVM Multi-factor ETF are non-diversified, and to the extent MSCI USA ETF, S&P 500® Enhanced Value ETF, S&P 500® ex-Rate Sensitivity Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P 500 Minimum Variance ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Quality Investing Risk. For certain Funds, the quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

ESG S&P 500 Equal Weight ETF	0.20%

MSCI USA ETF	0.04%

Russell 1000 Equal Weight ETF	0.20%

S&P 500® Enhanced Value ETF	0.13%

S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%

S&P 500® High Beta ETF	0.25%

S&P 500 High Dividend Growers ETF	0.39%

S&P 500® High Dividend Low Volatility ETF	0.30%

S&P 500® Low Volatility ETF	0.25%

S&P 500 Minimum Variance ETF	0.10%

S&P 500® Momentum ETF	0.13%

S&P 500 QVM Multi-factor ETF	0.11%

S&P MidCap 400 QVM Multi-factor ETF	0.15%

S&P MidCap Low Volatility ETF	0.25%

S&P SmallCap 600 QVM Multi-factor ETF	0.15%

S&P SmallCap High Dividend Low Volatility ETF	0.30%

S&P SmallCap Low Volatility ETF	0.25%

S&P SmallCap Quality ETF	0.29%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

ESG S&P 500 Equal Weight ETF	$2

MSCI USA ETF	573

Russell 1000 Equal Weight ETF	134

S&P 500® Enhanced Value ETF	23

S&P 500® ex-Rate Sensitive Low Volatility ETF	4

S&P 500® High Beta ETF	77

S&P 500 High Dividend Growers ETF*	-

S&P 500® High Dividend Low Volatility ETF	484

S&P 500® Low Volatility ETF	781

S&P 500 Minimum Variance ETF	3

S&P 500® Momentum ETF	59

S&P 500 QVM Multi-factor ETF	210

S&P MidCap 400 QVM Multi-factor ETF	48

S&P MidCap Low Volatility ETF	176

S&P SmallCap 600 QVM Multi-factor ETF	36

S&P SmallCap High Dividend Low Volatility ETF	7

113

S&P SmallCap Low Volatility ETF	$138

S&P SmallCap Quality ETF	11

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC

MSCI USA ETF	MSCI Inc.

Russell 1000 Equal Weight ETF	Frank Russell Company

S&P 500® Enhanced Value ETF	S&P Dow Jones Indices LLC

S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500® High Beta ETF	S&P Dow Jones Indices LLC

S&P 500 High Dividend Growers ETF	NYSE Arca, Inc.

S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC

S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC

S&P 500® Momentum ETF	S&P Dow Jones Indices LLC

S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC

S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC

S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

ESG S&P 500 Equal Weight ETF	$145

MSCI USA ETF	9,910

Russell 1000 Equal Weight ETF	33,404

S&P 500® Enhanced Value ETF	2,393

S&P 500® ex-Rate Sensitive Low Volatility ETF	782

S&P 500® High Beta ETF	42,677

S&P 500 High Dividend Growers ETF*	24

S&P 500® High Dividend Low Volatility ETF	93,388

S&P 500® Low Volatility ETF	92,412

S&P 500 Minimum Variance ETF	839

S&P 500® Momentum ETF	15,052

S&P 500 QVM Multi-factor ETF	9,167

S&P MidCap 400 QVM Multi-factor ETF	11,574

S&P MidCap Low Volatility ETF	20,818

S&P SmallCap 600 QVM Multi-factor ETF	19,704

S&P SmallCap High Dividend Low Volatility ETF	8,159

114

S&P SmallCap Low Volatility ETF	$18,055

S&P SmallCap Quality ETF	10,679

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold—affiliated broker and/or payable caption Investments purchased–affiliated broker.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 29, 2024, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500® Enhanced Value ETF	$-	$16,349	$(7,335)

S&P 500® High Dividend Low Volatility ETF	-	3,736,138	(3,111,971)

S&P 500 QVM Multi-factor ETF	-	13,346	(11,225)

S&P MidCap 400 QVM Multi-factor ETF	-	2,265,949	529,428

S&P SmallCap 600 QVM Multi-factor ETF	-	104,863	20,613

S&P SmallCap Quality ETF	-	130,544	1,334

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024, for each Fund (except for S&P 500 High Dividend Growers ETF). As of February 29, 2024, all of the securities in S&P 500 High Dividend Growers ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,722,192	$-	$-	$8,722,192
Money Market Funds	-	379,955	-	379,955

Total Investments	$8,722,192	$379,955	$-	$9,102,147

115

	Level 1	Level 2	Level 3	Total

MSCI USA ETF

Investments in Securities

Common Stocks & Other Equity Interests	$4,508,209,844	$-	$-	$4,508,209,844

Money Market Funds	-	133,071,863	-	133,071,863

Total Investments	$4,508,209,844	$133,071,863	$-	$4,641,281,707

Russell 1000 Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$587,836,471	$-	$67,960	$587,904,431

Money Market Funds	8,920	86,518,774	-	86,527,694

Total Investments	$587,845,391	$86,518,774	$67,960	$674,432,125

S&P 500® Enhanced Value ETF

Investments in Securities

Common Stocks & Other Equity Interests	$106,630,978	$-	$-	$106,630,978

Money Market Funds	-	16,292,115	-	16,292,115

Total Investments	$106,630,978	$16,292,115	$-	$122,923,093

S&P 500® ex-Rate Sensitive Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$41,272,543	$-	$-	$41,272,543

Money Market Funds	-	1,365,517	-	1,365,517

Total Investments	$41,272,543	$1,365,517	$-	$42,638,060

S&P 500® High Beta ETF

Investments in Securities

Common Stocks & Other Equity Interests	$483,401,935	$-	$-	$483,401,935

Money Market Funds	-	46,723,661	-	46,723,661

Total Investments	$483,401,935	$46,723,661	$-	$530,125,596

S&P 500® High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,825,105,873	$-	$-	$2,825,105,873

Money Market Funds	-	49,012,802	-	49,012,802

Total Investments	$2,825,105,873	$49,012,802	$-	$2,874,118,675

S&P 500® Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,046,589,583	$-	$-	$8,046,589,583

Money Market Funds	-	178,028,738	-	178,028,738

Total Investments	$8,046,589,583	$178,028,738	$-	$8,224,618,321

S&P 500 Minimum Variance ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,740,622	$-	$-	$8,740,622

Money Market Funds	-	702,972	-	702,972

Total Investments	$8,740,622	$702,972	$-	$9,443,594

S&P 500® Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$718,903,403	$-	$-	$718,903,403

Money Market Funds	606,952	18,979,920	-	19,586,872

Total Investments	$719,510,355	$18,979,920	$-	$738,490,275

S&P 500 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$917,341,215	$-	$-	$917,341,215

Money Market Funds	-	14,119,209	-	14,119,209

Total Investments	$917,341,215	$14,119,209	$-	$931,460,424

116

	Level 1	Level 2	Level 3	Total

S&P MidCap 400 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$293,566,565	$-	$-	$293,566,565

Money Market Funds	-	44,658,498	-	44,658,498

Total Investments	$293,566,565	$44,658,498	$-	$338,225,063

S&P MidCap Low Volatility ETF
Investments in Securities

Common Stocks & Other Equity Interests	$820,807,879	$-	$-	$820,807,879

Money Market Funds	237,567	35,192,727	-	35,430,294

Total Investments	$821,045,446	$35,192,727	$-	$856,238,173

S&P SmallCap 600 QVM Multi-factor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$219,361,828	$-	$0	$219,361,828

Money Market Funds	102,164	45,979,064	-	46,081,228

Total Investments	$219,463,992	$45,979,064	$0	$265,443,056

S&P SmallCap High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$28,147,941	$-	$-	$28,147,941

Money Market Funds	-	7,933,607	-	7,933,607

Total Investments	$28,147,941	$7,933,607	$-	$36,081,548

S&P SmallCap Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$344,884,447	$-	$-	$344,884,447

Money Market Funds	-	41,638,405	-	41,638,405

Total Investments	$344,884,447	$41,638,405	$-	$386,522,852

S&P SmallCap Quality ETF

Investments in Securities

Common Stocks & Other Equity Interests	$130,032,801	$-	$-	$130,032,801

Money Market Funds	102,178	28,937,449	-	29,039,627

Total Investments	$130,134,979	$28,937,449	$-	$159,072,428

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

ESG S&P 500 Equal Weight ETF	$393,589	$266,162	$659,751

MSCI USA ETF	6,872,307	27,167,433	34,039,740

Russell 1000 Equal Weight ETF	29,292,679	97,086,671	126,379,350

S&P 500® Enhanced Value ETF	10,456,399	7,139,746	17,596,145

S&P 500® ex-Rate Sensitive Low Volatility ETF	20,739,561	6,019,014	26,758,575

S&P 500® High Beta ETF	143,590,165	54,237,135	197,827,300

S&P 500® High Dividend Low Volatility ETF	368,383,352	409,939,016	778,322,368

S&P 500® Low Volatility ETF	2,100,410,008	561,023,736	2,661,433,744

S&P 500 Minimum Variance ETF	314,713	513,519	828,232

S&P 500® Momentum ETF	27,959,883	492,963	28,452,846

117

	No expiration
	Short-Term	Long-Term	Total*

S&P 500 QVM Multi-factor ETF	$24,853,443	$21,502,002	$46,355,445

S&P MidCap 400 QVM Multi-factor ETF	11,490,829	8,833,217	20,324,046

S&P MidCap Low Volatility ETF	449,090,177	259,137,269	708,227,446

S&P SmallCap 600 QVM Multi-factor ETF	4,181,526	4,867,944	9,049,470

S&P SmallCap High Dividend Low Volatility ETF	4,982,431	6,235,566	11,217,997

S&P SmallCap Low Volatility ETF	388,660,580	330,173,901	718,834,481

S&P SmallCap Quality ETF	6,658,555	1,432,265	8,090,820

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

ESG S&P 500 Equal Weight ETF	$875,412	$882,770

MSCI USA ETF	78,917,731	70,298,750

Russell 1000 Equal Weight ETF	80,208,098	82,116,026

S&P 500® Enhanced Value ETF	13,088,048	13,175,265

S&P 500® ex-Rate Sensitive Low Volatility ETF	13,467,832	13,565,391

S&P 500® High Beta ETF	217,985,549	218,547,181

S&P 500 High Dividend Growers ETF*	106,689	101,386

S&P 500® High Dividend Low Volatility ETF	925,436,601	929,714,928

S&P 500® Low Volatility ETF	2,599,096,715	2,611,291,559

S&P 500 Minimum Variance ETF	5,571,371	5,664,599

S&P 500® Momentum ETF	159,600,793	158,307,907

S&P 500 QVM Multi-factor ETF	81,661,935	81,549,719

S&P MidCap 400 QVM Multi-factor ETF	47,415,387	46,989,289

S&P MidCap Low Volatility ETF	261,768,555	260,981,251

S&P SmallCap 600 QVM Multi-factor ETF	41,479,192	41,527,089

S&P SmallCap High Dividend Low Volatility ETF	10,944,782	11,005,845

S&P SmallCap Low Volatility ETF	130,494,543	129,951,746

S&P SmallCap Quality ETF	33,512,964	34,021,142

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

ESG S&P 500 Equal Weight ETF	$-	$3,305,191

MSCI USA ETF	1,100,335,825	141,211,938

Russell 1000 Equal Weight ETF	17,814,726	112,960,084

S&P 500® Enhanced Value ETF	17,887,360	13,313,196

S&P 500® ex-Rate Sensitive Low Volatility ETF	-	7,067,971

S&P 500® High Beta ETF	302,008,377	447,343,300

S&P 500 High Dividend Growers ETF*	2,577,289	-

S&P 500® High Dividend Low Volatility ETF	200,115,318	574,155,695

S&P 500® Low Volatility ETF	1,114,234,039	2,122,025,639

S&P 500 Minimum Variance ETF	4,542,306	19,196,691

S&P 500® Momentum ETF	516,042,424	89,438,989

S&P 500 QVM Multi-factor ETF	4,351,937	51,657,655

S&P MidCap 400 QVM Multi-factor ETF	-	-

S&P MidCap Low Volatility ETF	7,596,861	129,935,428

S&P SmallCap 600 QVM Multi-factor ETF	3,398,518	1,737,233

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	In-kind	In-kind
	Purchases	Sales

S&P SmallCap High Dividend Low Volatility ETF	$11,575,185	$1,074,733

S&P SmallCap Low Volatility ETF	778,523	81,373,651

S&P SmallCap Quality ETF	98,901,335	27,207,629

*	For the period December 4, 2023 (commencement of investment operations) through February 29, 2024.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

ESG S&P 500 Equal Weight ETF	$1,075,345	$(721,653)	$353,692	$8,748,455

MSCI USA ETF	827,466,388	(197,223,599)	630,242,789	4,011,038,918

Russell 1000 Equal Weight ETF	92,316,744	(88,097,956)	4,218,788	670,213,337

S&P 500® Enhanced Value ETF	9,239,374	(8,436,701)	802,673	122,120,420

S&P 500® ex-Rate Sensitive Low Volatility ETF	4,337,853	(1,725,332)	2,612,521	40,025,539

S&P 500® High Beta ETF	39,615,661	(79,060,029)	(39,444,368)	569,569,964

S&P 500 High Dividend Growers ETF	157,239	(43,642)	113,597	2,587,475

S&P 500® High Dividend Low Volatility ETF	98,221,125	(325,123,530)	(226,902,405)	3,101,021,080

S&P 500® Low Volatility ETF	620,187,847	(403,392,819)	216,795,028	8,007,823,293

S&P 500 Minimum Variance ETF	1,095,094	(923,374)	171,720	9,271,874

S&P 500® Momentum ETF	97,425,370	(2,281,423)	95,143,947	643,346,328

S&P 500 QVM Multi-factor ETF	200,194,486	(27,723,825)	172,470,661	758,989,763

S&P MidCap 400 QVM Multi-factor ETF	61,045,828	(16,298,305)	44,747,523	293,477,540

S&P MidCap Low Volatility ETF	88,440,778	(45,297,839)	43,142,939	813,095,234

S&P SmallCap 600 QVM Multi-factor ETF	43,444,542	(12,083,003)	31,361,539	234,081,517

S&P SmallCap High Dividend Low Volatility ETF	1,036,616	(4,532,646)	(3,496,030)	39,577,578

S&P SmallCap Low Volatility ETF	29,261,589	(29,798,320)	(536,731)	387,059,583

S&P SmallCap Quality ETF	14,662,138	(3,875,997)	10,786,141	148,286,287

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in

119

immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

120

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco ESG S&P 500 Equal Weight ETF (RSPE)

Actual	$1,000.00	$1,096.40	0.20%	$1.04

Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

Invesco MSCI USA ETF (PBUS)

Actual	1,000.00	1,141.50	0.04	0.21

Hypothetical (5% return before expenses)	1,000.00	1,024.66	0.04	0.20

Invesco Russell 1000 Equal Weight ETF (EQAL)

Actual	1,000.00	1,062.20	0.20	1.03

Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

Invesco S&P 500® Enhanced Value ETF (SPVU)

Actual	1,000.00	1,146.50	0.13	0.69

Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Actual	1,000.00	1,059.00	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

121

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500® High Beta ETF (SPHB)

Actual	$1,000.00	$1,115.10	0.25%	$1.31

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P 500 High Dividend Growers ETF (DIVG)

Actual	1,000.00	1,085.60(2)	0.45	1.13(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.63(2)	0.45	2.26(3)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Actual	1,000.00	1,054.80	0.30	1.53

Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51

Invesco S&P 500® Low Volatility ETF (SPLV)

Actual	1,000.00	1,059.10	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P 500 Minimum Variance ETF (SPMV)

Actual	1,000.00	1,112.30	0.10	0.53

Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco S&P 500® Momentum ETF (SPMO)

Actual	1,000.00	1,330.70	0.13	0.75

Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65

Invesco S&P 500 QVM Multi-factor ETF (QVML)

Actual	1,000.00	1,150.10	0.11	0.59

Hypothetical (5% return before expenses)	1,000.00	1,024.32	0.11	0.55

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

Actual	1,000.00	1,104.70	0.15	0.78

Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.15	0.75

Invesco S&P MidCap Low Volatility ETF (XMLV)

Actual	1,000.00	1,069.30	0.25	1.29

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)

Actual	1,000.00	1,082.20	0.15	0.78

Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.15	0.75

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Actual	1,000.00	977.40	0.30	1.47

Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.30	1.51

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Actual	1,000.00	1,060.60	0.25	1.28

Hypothetical (5% return before expenses)	1,000.00	1,023.62	0.25	1.26

122

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P SmallCap Quality ETF (XSHQ)

Actual	$1,000.00	$1,096.70	0.29%	$1.51

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)

The actual ending account value is based on the actual total return of the Fund for the period December 4, 2023 (commencement of investment operations) through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 4, 2023 (commencement of investment operations) to February 29, 2024. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 88/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on September 14, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Nasdaq Free Cash Flow Achievers ETF and Invesco S&P 500 High Dividend Growers ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed matters related to the Adviser’s portfolio transaction policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco Nasdaq Free Cash Flow Achievers ETF	Higher than	Lower than	Lower than	Lower than

	median (11)	median (7)	median (65)	median (2)

Invesco S&P 500 High Dividend Growers ETF	Higher than	Lower than	Lower than	Higher than

	median (43)	median (5)	median (105)	median (3)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Funds, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fees, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the

124

Approval of Investment Advisory Contracts–(continued)

Trustees noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of that Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

125

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TRST2-HBLV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024

RWL	Invesco S&P 500 Revenue ETF

RWK	Invesco S&P MidCap 400 Revenue ETF

RWJ	Invesco S&P SmallCap 600 Revenue ETF

RDIV	Invesco S&P Ultra Dividend Revenue ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco S&P 500 Revenue ETF (RWL)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-7.16%
Alphabet, Inc., Class A(b)	170,196	$23,565,338
Alphabet, Inc., Class C(b)	168,105	23,497,717
AT&T, Inc.	1,114,614	18,870,415
Charter Communications, Inc., Class A(b)(c)	22,957	6,747,751
Comcast Corp., Class A	444,769	19,058,352
Electronic Arts, Inc.	8,423	1,174,840
Fox Corp., Class A	38,529	1,147,779
Fox Corp., Class B	41,167	1,127,152
Interpublic Group of Cos., Inc. (The)	53,693	1,685,960
Live Nation Entertainment, Inc.(b)(c)	38,469	3,730,724
Match Group, Inc.(b)(c)	15,848	571,162
Meta Platforms, Inc., Class A	59,113	28,973,055
Netflix, Inc.(b)	11,155	6,725,573
News Corp., Class A	34,862	937,091
News Corp., Class B	33,369	933,998
Omnicom Group, Inc.	27,347	2,417,201
Paramount Global, Class B(c)	276,310	3,050,462
Take-Two Interactive Software, Inc.(b)	5,367	788,573
T-Mobile US, Inc.	77,543	12,662,772
Verizon Communications, Inc.	543,099	21,734,822
Walt Disney Co. (The)	147,539	16,462,402
Warner Bros. Discovery, Inc.(b)(c)	569,052	5,001,967

		200,865,106

Consumer Discretionary-12.52%
Airbnb, Inc., Class A(b)	10,487	1,651,388
Amazon.com, Inc.(b)	582,352	102,936,540
Aptiv PLC(b)(c)	38,303	3,044,705
AutoZone, Inc.(b)(c)	1,050	3,156,321
Bath & Body Works, Inc.	30,402	1,389,371
Best Buy Co., Inc.	91,203	7,376,499
Booking Holdings, Inc.(b)	975	3,382,109
BorgWarner, Inc.	77,168	2,402,240
Caesars Entertainment, Inc.(b)(c)	40,251	1,749,711
CarMax, Inc.(b)(c)	62,062	4,902,898
Carnival Corp.(b)	170,914	2,710,696
Chipotle Mexican Grill, Inc.(b)(c)	676	1,817,609
D.R. Horton, Inc.	39,600	5,917,824
Darden Restaurants, Inc.(c)	10,421	1,778,969
Domino’s Pizza, Inc.(c)	1,759	788,648
eBay, Inc.	37,166	1,757,208
Etsy, Inc.(b)(c)	5,210	373,505
Expedia Group, Inc.(b)	13,384	1,831,199
Ford Motor Co.	2,451,204	30,492,978
Garmin Ltd.	6,262	860,086
General Motors Co.	789,931	32,371,372
Genuine Parts Co.	26,922	4,018,378
Hasbro, Inc.(c)	17,138	861,870
Hilton Worldwide Holdings, Inc.	9,045	1,848,074
Home Depot, Inc. (The)	72,987	27,779,582
Las Vegas Sands Corp.(c)	28,567	1,557,473
Lennar Corp., Class A	37,088	5,878,819
LKQ Corp.(c)	45,425	2,375,273
Lowe’s Cos., Inc.	67,208	16,174,949
lululemon athletica, inc.(b)(c)	2,759	1,288,701
Marriott International, Inc., Class A(c)	17,377	4,341,991
McDonald’s Corp.	13,553	3,961,271

	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(b)(c)	57,368	$2,482,887
Mohawk Industries, Inc.(b)	18,703	2,218,550
NIKE, Inc., Class B	68,757	7,145,915
Norwegian Cruise Line Holdings Ltd.(b)(c)	66,896	1,297,113
NVR, Inc.(b)	225	1,715,753
O’Reilly Automotive, Inc.(b)	2,546	2,768,571
Pool Corp.(c)	2,462	980,171
PulteGroup, Inc.	27,199	2,947,828
Ralph Lauren Corp.	7,610	1,414,851
Ross Stores, Inc.	22,845	3,402,991
Royal Caribbean Cruises Ltd.(b)	16,949	2,090,659
Starbucks Corp.	57,753	5,480,760
Tapestry, Inc.	30,767	1,462,356
Tesla, Inc.(b)	60,929	12,300,347
TJX Cos., Inc. (The)	90,999	9,021,641
Tractor Supply Co.(c)	10,893	2,770,308
Ulta Beauty, Inc.(b)	3,511	1,925,994
V.F. Corp.(c)	96,967	1,584,441
Whirlpool Corp.	26,700	2,867,313
Wynn Resorts Ltd.(c)	10,406	1,094,711
Yum! Brands, Inc.(c)	8,767	1,213,528

		350,964,945

Consumer Staples-13.16%
Altria Group, Inc.	76,953	3,148,147
Archer-Daniels-Midland Co.	204,150	10,842,406
Brown-Forman Corp., Class B(c)	11,996	722,519
Bunge Global S.A.	90,849	8,573,420
Campbell Soup Co.(c)	33,502	1,428,525
Church & Dwight Co., Inc.	9,638	964,957
Clorox Co. (The)	7,659	1,174,201
Coca-Cola Co. (The)	118,425	7,107,868
Colgate-Palmolive Co.	38,344	3,317,523
Conagra Brands, Inc.	64,185	1,802,315
Constellation Brands, Inc., Class A	6,428	1,597,487
Costco Wholesale Corp.	61,489	45,741,052
Dollar General Corp.(c)	47,597	6,916,320
Dollar Tree, Inc.(b)(c)	36,912	5,414,252
Estee Lauder Cos., Inc. (The), Class A	17,803	2,645,170
General Mills, Inc.	47,812	3,068,574
Hershey Co. (The)	9,228	1,734,126
Hormel Foods Corp.(c)	59,644	2,106,626
J.M. Smucker Co. (The)	10,547	1,267,433
Kellanova	45,713	2,521,072
Kenvue, Inc.	116,450	2,212,550
Keurig Dr Pepper, Inc.	70,979	2,122,982
Kimberly-Clark Corp.	26,297	3,186,407
Kraft Heinz Co. (The)	115,835	4,086,659
Kroger Co. (The)	513,714	25,485,351
Lamb Weston Holdings, Inc.	8,985	918,357
McCormick & Co., Inc.(c)	15,186	1,045,708
Molson Coors Beverage Co., Class B	28,621	1,786,523
Mondelez International, Inc., Class A	76,963	5,623,686
Monster Beverage Corp.(b)	19,847	1,172,958
PepsiCo, Inc.	85,347	14,111,273
Philip Morris International, Inc.	57,781	5,197,979
Procter & Gamble Co. (The)	88,948	14,137,395
Sysco Corp.	161,093	13,043,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Staples-(continued)
Target Corp.	122,592	$18,746,769
Tyson Foods, Inc., Class A	159,507	8,651,660
Walgreens Boots Alliance, Inc.	930,381	19,779,900
Walmart, Inc.	1,968,770	115,389,610

		368,793,460

Energy-7.95%
APA Corp.	38,491	1,146,647
Baker Hughes Co., Class A	117,717	3,483,246
Chevron Corp.(c)	217,721	33,095,769
ConocoPhillips	82,297	9,261,704
Coterra Energy, Inc.	39,562	1,019,908
Devon Energy Corp.	54,825	2,415,589
Diamondback Energy, Inc.	8,552	1,560,911
EOG Resources, Inc.	30,850	3,531,091
EQT Corp.	26,104	969,764
Exxon Mobil Corp.	537,061	56,133,616
Halliburton Co.	101,102	3,545,647
Hess Corp.	13,340	1,944,305
Kinder Morgan, Inc.	131,907	2,293,863
Marathon Oil Corp.	41,199	999,076
Marathon Petroleum Corp.	164,505	27,839,181
Occidental Petroleum Corp.	80,132	4,856,801
ONEOK, Inc.	39,039	2,932,610
Phillips 66	184,918	26,352,664
Pioneer Natural Resources Co.	13,510	3,177,417
Schlumberger N.V.	101,348	4,898,149
Targa Resources Corp.	27,172	2,669,377
Valero Energy Corp.	190,814	26,992,548
Williams Cos., Inc. (The)	44,824	1,610,975

		222,730,858

Financials-15.54%
Aflac, Inc.	35,380	2,856,581
Allstate Corp. (The)	62,196	9,921,506
American Express Co.	59,798	13,120,877
American International Group, Inc.	115,956	8,452,033
Ameriprise Financial, Inc.	6,760	2,753,754
Aon PLC, Class A.	6,274	1,982,521
Arch Capital Group Ltd.(b)	24,436	2,140,349
Arthur J. Gallagher & Co.	6,132	1,495,779
Assurant, Inc.	9,954	1,806,153
Bank of America Corp.	836,874	28,888,890
Bank of New York Mellon Corp. (The)	96,225	5,397,260
Berkshire Hathaway, Inc., Class B(b)	173,743	71,130,384
BlackRock, Inc.	3,784	3,070,111
Blackstone, Inc., Class A	13,665	1,746,660
Brown & Brown, Inc.	8,622	726,059
Capital One Financial Corp.	62,214	8,561,269
Cboe Global Markets, Inc.	3,338	640,896
Charles Schwab Corp. (The)	61,533	4,109,174
Chubb Ltd.	33,605	8,457,370
Cincinnati Financial Corp.	14,712	1,677,168
Citigroup, Inc.	468,913	26,019,982
Citizens Financial Group, Inc.	62,491	1,961,593
CME Group, Inc., Class A	3,888	856,721
Comerica, Inc.	15,387	759,810
Discover Financial Services	29,172	3,521,060
Everest Group Ltd.	5,748	2,120,322
FactSet Research Systems, Inc.	737	340,921
Fidelity National Information Services, Inc.	35,242	2,438,394

	Shares	Value
Financials-(continued)
Fifth Third Bancorp(c)	59,236	$2,034,164
Fiserv, Inc.(b)	22,001	3,284,089
FLEETCOR Technologies, Inc.(b)	2,260	631,150
Franklin Resources, Inc.	47,637	1,307,636
Global Payments, Inc.	12,209	1,583,507
Globe Life, Inc.(c)	6,708	851,446
Goldman Sachs Group, Inc. (The)	46,146	17,953,101
Hartford Financial Services Group, Inc. (The)	47,622	4,564,092
Huntington Bancshares, Inc.	133,217	1,737,150
Intercontinental Exchange, Inc.	12,553	1,737,586
Invesco Ltd.(d)	59,592	918,313
Jack Henry & Associates, Inc.	2,037	353,970
JPMorgan Chase & Co.	221,951	41,296,203
KeyCorp	116,561	1,663,325
Loews Corp.	34,669	2,604,682
M&T Bank Corp.	14,016	1,958,596
MarketAxess Holdings, Inc.(c)	390	83,230
Marsh & McLennan Cos., Inc.	17,568	3,553,479
Mastercard, Inc., Class A	9,147	4,342,630
MetLife, Inc.	155,094	10,816,256
Moody’s Corp.	2,375	901,123
Morgan Stanley	171,831	14,784,339
MSCI, Inc.	731	410,069
Nasdaq, Inc.(c)	17,201	966,696
Northern Trust Corp.	20,898	1,716,353
PayPal Holdings, Inc.(b)	75,741	4,570,212
PNC Financial Services Group, Inc. (The)	33,831	4,979,923
Principal Financial Group, Inc.	28,951	2,340,978
Progressive Corp. (The)	56,367	10,684,929
Prudential Financial, Inc.	80,218	8,742,960
Raymond James Financial, Inc.	18,770	2,258,406
Regions Financial Corp.	79,092	1,473,484
S&P Global, Inc.	4,610	1,974,832
State Street Corp.	34,800	2,565,804
Synchrony Financial	71,295	2,944,484
T. Rowe Price Group, Inc.	9,956	1,128,513
Travelers Cos., Inc. (The)	34,226	7,562,577
Truist Financial Corp.	146,096	5,110,438
U.S. Bancorp	145,812	6,118,272
Visa, Inc., Class A(c)	19,748	5,581,575
W.R. Berkley Corp.	25,884	2,163,902
Wells Fargo & Co.	430,901	23,953,787
Willis Towers Watson PLC	5,945	1,620,666
Zions Bancorporation N.A.	17,543	691,721

		435,474,245

Health Care-18.06%
Abbott Laboratories	59,133	7,015,539
AbbVie, Inc.	57,247	10,078,334
Agilent Technologies, Inc.	8,342	1,145,857
Align Technology, Inc.(b)	2,642	798,994
Amgen, Inc.	15,320	4,195,076
Baxter International, Inc.	63,866	2,613,397
Becton, Dickinson and Co.	12,950	3,050,373
Biogen, Inc.(b)	6,208	1,347,074
Bio-Rad Laboratories, Inc., Class A(b)	1,368	445,804
Bio-Techne Corp.(c)	2,578	189,663
Boston Scientific Corp.(b)	38,676	2,560,738
Bristol-Myers Squibb Co.	138,390	7,023,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Cardinal Health, Inc.	304,976	$34,151,212
Catalent, Inc.(b)(c)	17,587	1,008,439
Cencora, Inc.	201,454	47,462,562
Centene Corp.(b)	315,181	24,719,646
Charles River Laboratories International, Inc.(b)(c)	3,241	823,830
Cigna Group (The)	113,694	38,217,101
Cooper Cos., Inc. (The)	6,372	596,419
CVS Health Corp.	718,701	53,449,793
Danaher Corp.	21,022	5,321,509
DaVita, Inc.(b)(c)	17,141	2,176,393
DENTSPLY SIRONA, Inc.(c)	19,037	622,129
DexCom, Inc.(b)	4,544	522,878
Edwards Lifesciences Corp.(b)	12,943	1,098,472
Elevance Health, Inc.	54,658	27,397,323
Eli Lilly and Co.	8,329	6,277,401
GE HealthCare Technologies, Inc.	43,496	3,970,315
Gilead Sciences, Inc.	53,328	3,844,949
HCA Healthcare, Inc.	37,947	11,828,080
Henry Schein, Inc.(b)	27,286	2,086,560
Hologic, Inc.(b)	9,070	669,366
Humana, Inc.	32,916	11,531,133
IDEXX Laboratories, Inc.(b)	1,026	590,186
Illumina, Inc.(b)	6,120	855,760
Incyte Corp.(b)	10,172	593,638
Insulet Corp.(b)	1,292	211,888
Intuitive Surgical, Inc.(b)	3,443	1,327,621
IQVIA Holdings, Inc.(b)(c)	10,709	2,646,836
Johnson & Johnson.	95,698	15,443,743
Laboratory Corp. of America Holdings	9,691	2,091,609
McKesson Corp.	98,555	51,387,563
Medtronic PLC	62,232	5,187,660
Merck & Co., Inc.	86,741	11,029,118
Mettler-Toledo International, Inc.(b)	543	677,240
Moderna, Inc.(b)(c)	17,445	1,609,127
Molina Healthcare, Inc.(b)	13,998	5,513,952
Pfizer, Inc.	368,808	9,795,540
Quest Diagnostics, Inc.	10,509	1,312,469
Regeneron Pharmaceuticals, Inc.(b)	2,417	2,335,040
ResMed, Inc.	4,109	713,815
Revvity, Inc.	4,770	522,744
STERIS PLC	4,000	931,640
Stryker Corp.	10,686	3,730,162
Teleflex, Inc.	2,029	452,041
Thermo Fisher Scientific, Inc.	13,736	7,831,992
UnitedHealth Group, Inc.	101,465	50,083,124
Universal Health Services, Inc., Class B	15,809	2,641,052
Vertex Pharmaceuticals, Inc.(b)	4,236	1,782,255
Viatris, Inc.	242,282	2,997,028
Waters Corp.(b)(c)	1,551	523,338
West Pharmaceutical Services, Inc.(c)	1,313	470,527
Zimmer Biomet Holdings, Inc.	9,626	1,197,089
Zoetis, Inc.	7,053	1,398,821

		506,124,270

Industrials-9.97%
3M Co.	48,912	4,505,773
A.O. Smith Corp.(c)	7,524	623,740
Allegion PLC	5,054	646,255
American Airlines Group, Inc.(b)(c)	595,982	9,344,998

	Shares	Value
Industrials-(continued)
AMETEK, Inc.	6,367	$1,147,206
Automatic Data Processing, Inc.	12,351	3,101,707
Axon Enterprise, Inc.(b)	1,001	307,677
Boeing Co. (The)(b)	47,888	9,755,743
Broadridge Financial Solutions, Inc.	5,010	1,019,936
Builders FirstSource, Inc.(b)	18,222	3,556,570
C.H. Robinson Worldwide, Inc.	33,712	2,497,385
Carrier Global Corp.(c)	61,710	3,429,842
Caterpillar, Inc.	39,756	13,276,914
Cintas Corp.	2,509	1,577,182
Copart, Inc.(b)	12,973	689,515
CSX Corp.	68,901	2,614,104
Cummins, Inc.	22,320	5,995,375
Dayforce, Inc.(b)(c)	3,376	235,510
Deere & Co.	26,103	9,528,900
Delta Air Lines, Inc.	219,894	9,294,919
Dover Corp.	9,075	1,500,824
Eaton Corp. PLC	15,128	4,371,992
Emerson Electric Co.	26,170	2,796,265
Equifax, Inc.	3,501	957,839
Expeditors International of Washington, Inc.	13,459	1,609,696
Fastenal Co.	18,005	1,314,545
FedEx Corp.	50,451	12,560,785
Fortive Corp.	13,505	1,149,681
Generac Holdings, Inc.(b)	5,084	572,001
General Dynamics Corp.	25,442	6,952,027
General Electric Co.	90,454	14,191,328
Honeywell International, Inc.	28,971	5,757,407
Howmet Aerospace, Inc.	18,636	1,240,226
Hubbell, Inc.	2,617	996,213
Huntington Ingalls Industries, Inc.	6,993	2,039,299
IDEX Corp.	2,486	586,447
Illinois Tool Works, Inc.	9,963	2,611,800
Ingersoll Rand, Inc.	14,038	1,282,091
J.B. Hunt Transport Services, Inc.	10,939	2,256,825
Jacobs Solutions, Inc.	19,837	2,909,096
Johnson Controls International PLC(c)	73,338	4,346,743
L3Harris Technologies, Inc.	14,744	3,120,715
Leidos Holdings, Inc.	21,543	2,754,488
Lockheed Martin Corp.	23,420	10,029,381
Masco Corp.	19,269	1,479,088
Nordson Corp.	1,632	433,541
Norfolk Southern Corp.(c)	8,624	2,185,149
Northrop Grumman Corp.	12,584	5,801,476
Old Dominion Freight Line, Inc.	2,456	1,086,731
Otis Worldwide Corp.	24,785	2,362,011
PACCAR, Inc.	55,642	6,170,141
Parker-Hannifin Corp.	6,986	3,740,654
Paychex, Inc.	6,327	775,817
Paycom Software, Inc.	1,339	244,220
Pentair PLC	9,501	739,083
Quanta Services, Inc.(c)	15,115	3,650,424
Republic Services, Inc.	13,973	2,565,443
Robert Half, Inc.	12,369	994,468
Rockwell Automation, Inc.(c)	5,018	1,430,531
Rollins, Inc.	11,125	490,279
RTX Corp.(c)	127,721	11,452,742
Snap-on, Inc.	2,778	765,783
Southwest Airlines Co.	135,149	4,631,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc.	26,626	$2,377,436
Textron, Inc.	27,331	2,434,372
Trane Technologies PLC	11,418	3,219,533
TransDigm Group, Inc.	1,046	1,231,916
Uber Technologies, Inc.(b)	90,372	7,184,574
Union Pacific Corp.	16,229	4,117,135
United Airlines Holdings, Inc.(b)(c)	198,585	9,033,632
United Parcel Service, Inc., Class B	91,990	13,638,437
United Rentals, Inc.	4,322	2,996,313
Veralto Corp.(c)	10,126	875,089
Verisk Analytics, Inc.	1,698	410,746
W.W. Grainger, Inc.(c)	3,190	3,105,337
Wabtec Corp.(c)	12,353	1,745,355
Waste Management, Inc.	18,156	3,733,781
Xylem, Inc.(c)	9,837	1,249,791

		279,409,549

Information Technology-9.48%
Accenture PLC, Class A	29,481	11,048,889
Adobe, Inc.(b)	4,780	2,678,138
Advanced Micro Devices, Inc.(b)	26,616	5,124,378
Akamai Technologies, Inc.(b)	5,050	560,146
Amphenol Corp., Class A	20,712	2,262,579
Analog Devices, Inc.	10,252	1,966,539
ANSYS, Inc.(b)	1,131	377,946
Apple, Inc.	303,472	54,852,564
Applied Materials, Inc.	27,802	5,605,439
Arista Networks, Inc.(b)	3,847	1,067,696
Autodesk, Inc.(b)	3,646	941,288
Broadcom, Inc.	5,844	7,600,064
Cadence Design Systems, Inc.(b)	2,347	714,380
CDW Corp.(c)	15,836	3,898,982
Cisco Systems, Inc.	185,818	8,988,017
Cognizant Technology Solutions Corp., Class A	42,661	3,371,072
Corning, Inc.	68,886	2,220,885
Enphase Energy, Inc.(b)(c)	4,036	512,612
EPAM Systems, Inc.(b)	2,717	827,055
F5, Inc.(b)	2,539	475,352
Fair Isaac Corp.(b)	206	261,601
First Solar, Inc.(b)	3,398	522,918
Fortinet, Inc.(b)	15,285	1,056,346
Gartner, Inc.(b)	2,041	950,208
Gen Digital, Inc.(c)	26,328	565,789
Hewlett Packard Enterprise Co.	277,344	4,223,949
HP, Inc.	281,498	7,974,838
Intel Corp.	191,833	8,258,411
International Business Machines Corp.	58,522	10,828,326
Intuit, Inc.	3,988	2,643,605
Jabil, Inc.(c)	45,222	6,516,038
Juniper Networks, Inc.	30,084	1,114,011
Keysight Technologies, Inc.(b)(c)	5,887	908,364
KLA Corp.	2,923	1,994,363
Lam Research Corp.	3,505	3,288,566
Microchip Technology, Inc.	16,069	1,352,046
Micron Technology, Inc.	32,067	2,905,591
Microsoft Corp.	90,390	37,388,920
Monolithic Power Systems, Inc.	474	341,299
Motorola Solutions, Inc.	4,713	1,557,128
NetApp, Inc.(c)	10,468	932,908

	Shares	Value
Information Technology-(continued)
NVIDIA Corp.	14,629	$11,573,294
NXP Semiconductors N.V. (China)	9,490	2,369,938
ON Semiconductor Corp.(b)	16,973	1,339,509
Oracle Corp.	69,544	7,766,674
Palo Alto Networks, Inc.(b)(c)	3,732	1,158,973
PTC, Inc.(b)	1,999	365,837
Qorvo, Inc.(b)	4,685	536,667
QUALCOMM, Inc.	41,704	6,580,474
Roper Technologies, Inc.	1,715	934,212
Salesforce, Inc.(b)	20,943	6,467,617
Seagate Technology Holdings PLC	12,985	1,208,254
ServiceNow, Inc.(b)	1,925	1,484,830
Skyworks Solutions, Inc.	7,142	749,339
Synopsys, Inc.(b)	1,691	970,177
TE Connectivity Ltd.	18,593	2,669,211
Teledyne Technologies, Inc.(b)(c)	2,144	916,067
Teradyne, Inc.	4,614	477,964
Texas Instruments, Inc.	17,783	2,975,629
Trimble, Inc.(b)	12,284	751,658
Tyler Technologies, Inc.(b)(c)	750	327,855
VeriSign, Inc.(b)	1,141	222,826
Western Digital Corp.(b)(c)	36,538	2,172,915
Zebra Technologies Corp., Class A(b)(c)	3,365	940,450

		265,639,616

Materials-2.81%
Air Products and Chemicals, Inc.(c)	7,402	1,732,364
Albemarle Corp.(c)	11,982	1,651,719
Amcor PLC	230,943	2,092,344
Avery Dennison Corp.	6,629	1,435,377
Ball Corp.	38,686	2,476,678
Celanese Corp.	11,667	1,773,034
CF Industries Holdings, Inc.	15,423	1,244,944
Corteva, Inc.	59,398	3,178,981
Dow, Inc.	139,627	7,802,357
DuPont de Nemours, Inc.	26,693	1,846,889
Eastman Chemical Co.	17,074	1,498,073
Ecolab, Inc.	12,141	2,729,782
FMC Corp.(c)	13,720	773,671
Freeport-McMoRan, Inc.	90,448	3,419,839
International Flavors & Fragrances, Inc.(c)	23,401	1,766,775
International Paper Co.	81,507	2,882,087
Linde PLC	12,492	5,606,659
LyondellBasell Industries N.V., Class A	69,254	6,944,791
Martin Marietta Materials, Inc.	2,218	1,281,361
Mosaic Co. (The)	65,048	2,026,896
Newmont Corp.	43,512	1,359,750
Nucor Corp.	34,139	6,564,930
Packaging Corp. of America	7,402	1,341,168
PPG Industries, Inc.	19,456	2,754,970
Sherwin-Williams Co. (The)	12,296	4,082,641
Steel Dynamics, Inc.	26,442	3,538,468
Vulcan Materials Co.	5,442	1,446,756
WestRock Co.	76,216	3,451,823

		78,705,127

Real Estate-0.88%
Alexandria Real Estate Equities, Inc.(c)	3,632	453,019
American Tower Corp.(c)	8,323	1,655,112
AvalonBay Communities, Inc.	2,459	435,317
Boston Properties, Inc.(c)	7,767	502,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Camden Property Trust(c)	2,524	$238,468
CBRE Group, Inc., Class A(b)	58,313	5,358,382
CoStar Group, Inc.(b)	4,529	394,159
Crown Castle, Inc.	9,468	1,040,912
Digital Realty Trust, Inc.(c)	6,132	900,239
Equinix, Inc.	1,534	1,363,450
Equity Residential	7,433	447,541
Essex Property Trust, Inc.(c)	1,177	272,358
Extra Space Storage, Inc.(c)	2,525	355,949
Federal Realty Investment Trust	1,697	171,142
Healthpeak Properties, Inc.	17,703	296,525
Host Hotels & Resorts, Inc.(c)	45,074	934,835
Invitation Homes, Inc.(c)	11,426	389,284
Iron Mountain, Inc.	12,590	990,078
Kimco Realty Corp.	13,602	268,775
Mid-America Apartment Communities, Inc.	2,584	324,757
Prologis, Inc.(c)	10,146	1,352,157
Public Storage	2,507	711,662
Realty Income Corp.	11,172	582,173
Regency Centers Corp.	3,020	187,089
SBA Communications Corp., Class A	1,675	350,460
Simon Property Group, Inc.	6,411	949,726
UDR, Inc.	7,092	251,766
Ventas, Inc.	14,546	615,150
VICI Properties, Inc.(c)	17,469	522,847
Welltower, Inc.	11,267	1,038,367
Weyerhaeuser Co.	38,651	1,328,821

		24,683,200

Utilities-2.34%
AES Corp. (The)(c)	108,286	1,645,947
Alliant Energy Corp.(c)	12,407	592,434
Ameren Corp.	15,750	1,121,243
American Electric Power Co., Inc.	38,034	3,240,116
American Water Works Co., Inc.	4,874	577,764
Atmos Energy Corp.	5,863	661,991
CenterPoint Energy, Inc.	49,572	1,363,230
CMS Energy Corp.	20,746	1,190,198
Consolidated Edison, Inc.	25,707	2,241,908
Constellation Energy Corp.	34,041	5,734,206
Dominion Energy, Inc.	54,756	2,618,980
DTE Energy Co.	19,268	2,087,688

	Shares	Value
Utilities-(continued)
Duke Energy Corp.	47,751	$4,384,974
Edison International	38,184	2,597,276
Entergy Corp.	19,175	1,947,605
Evergy, Inc.	16,723	828,457
Eversource Energy	31,664	1,858,677
Exelon Corp.	82,798	2,967,480
FirstEnergy Corp.	53,739	1,967,385
NextEra Energy, Inc.	58,560	3,231,926
NiSource, Inc.	33,967	885,180
NRG Energy, Inc.(c)	95,160	5,264,251
PG&E Corp.(c)	199,634	3,331,892
Pinnacle West Capital Corp.	9,701	662,869
PPL Corp.	50,843	1,340,730
Public Service Enterprise Group, Inc.	25,118	1,567,363
Sempra	37,055	2,616,083
Southern Co. (The)	56,671	3,811,125
WEC Energy Group, Inc.	17,017	1,335,664
Xcel Energy, Inc.	37,572	1,979,669

		65,654,311

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $2,271,183,877)		2,799,044,687

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.37%
Invesco Private Government Fund, 5.29%(d)(e)(f)	25,760,251	25,760,251
Invesco Private Prime Fund, 5.49%(d)(e)(f)	68,783,638	68,818,030

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,582,854)		94,578,281

TOTAL INVESTMENTS IN SECURITIES-103.24% (Cost $2,365,766,731)		2,893,622,968
OTHER ASSETS LESS LIABILITIES-(3.24)%		(90,829,381)

NET ASSETS-100.00%		$2,802,793,587

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Income
Invesco Ltd.	$ 695,991	$251,553	$(5,159)	$(25,247)	$ 1,175	$ 918,313	$ 21,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$24,092,391	$(24,092,391)	$-	$-	$-	$21,331

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	16,906,620	141,608,774	(132,755,143)	-	-	25,760,251	461,600	*

Invesco Private Prime Fund	43,474,166	337,251,238	(311,933,453)	(4,313)	30,392	68,818,030	1,238,211	*

Total	$61,076,777	$503,203,956	$(468,786,146)	$(29,560)	$31,567	$95,496,594	$1,742,484

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Health Care	18.06

Financials	15.54

Consumer Staples	13.16

Consumer Discretionary	12.52

Industrials	9.97

Information Technology	9.48

Energy	7.95

Communication Services	7.16

Sector Types Each Less Than 3%	6.03

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-0.99%
Cable One, Inc.	943	$430,008
Frontier Communications Parent, Inc.(b)(c)	72,879	1,725,775
Iridium Communications, Inc.	5,744	166,289
New York Times Co. (The), Class A	15,293	677,174
Nexstar Media Group, Inc., Class A(c)	10,158	1,687,955
TEGNA, Inc.	59,423	832,516
TKO Group Holdings, Inc.(c)	5,919	495,598
Ziff Davis, Inc.(b)(c)	6,396	439,789
ZoomInfo Technologies, Inc., Class A(b)(c)	23,110	387,323

		6,842,427

Consumer Discretionary-22.88%
Adient PLC(b)(c)	138,262	4,692,612
Aramark(c)	204,854	6,213,222
Autoliv, Inc. (Sweden)	29,274	3,396,662
AutoNation, Inc.(b)	58,418	8,751,016
Boyd Gaming Corp.(c)	18,332	1,212,295
Brunswick Corp.	23,064	2,015,794
Burlington Stores, Inc.(b)	15,641	3,207,969
Capri Holdings Ltd.(b)	32,726	1,509,650
Carter’s, Inc.	12,182	986,133
Choice Hotels International, Inc.(c)	4,054	453,805
Churchill Downs, Inc.	5,859	714,036
Columbia Sportswear Co.	13,235	1,094,402
Crocs, Inc.(b)(c)	11,232	1,373,112
Deckers Outdoor Corp.(b)	1,662	1,488,471
Dick’s Sporting Goods, Inc.(c)	27,182	4,835,406
Five Below, Inc.(b)	5,066	1,016,645
Floor & Decor Holdings, Inc., Class A(b)(c)	12,908	1,563,417
Fox Factory Holding Corp.(b)(c)	7,280	368,295
GameStop Corp., Class A(b)(c)	108,359	1,546,283
Gap, Inc. (The)	201,864	3,823,304
Gentex Corp.(c)	21,110	771,148
Goodyear Tire & Rubber Co. (The)(b)	429,322	5,100,345
Graham Holdings Co., Class B	1,951	1,370,246
Grand Canyon Education, Inc.(b)	1,974	266,095
H&R Block, Inc.	22,578	1,105,193
Harley-Davidson, Inc.	54,474	1,975,772
Helen of Troy Ltd.(b)(c)	5,394	674,250
Hilton Grand Vacations, Inc.(b)(c)	29,363	1,317,812
Hyatt Hotels Corp., Class A	17,014	2,613,180
KB Home	34,772	2,309,904
Lear Corp.	51,098	7,018,310
Leggett & Platt, Inc.	54,251	1,107,805
Light & Wonder, Inc.(b)	9,592	964,092
Lithia Motors, Inc., Class A	33,187	9,924,904
Macy’s, Inc.(c)	407,754	7,111,230
Marriott Vacations Worldwide Corp.	17,226	1,605,291
Mattel, Inc.(b)(c)	81,541	1,606,358
Murphy USA, Inc.	18,200	7,589,582
Nordstrom, Inc.(c)	263,659	5,528,929
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,197	657,154
PENN Entertainment, Inc.(b)(c)	81,046	1,483,142
Penske Automotive Group, Inc.	57,612	8,843,442
Planet Fitness, Inc., Class A(b)(c)	4,654	288,781
Polaris, Inc.	29,769	2,759,884
PVH Corp.	25,111	3,431,920

	Shares	Value
Consumer Discretionary-(continued)
RH(b)(c)	3,880	$1,064,672
Service Corp. International(c)	18,413	1,347,648
Skechers U.S.A., Inc., Class A(b)	38,653	2,389,142
Taylor Morrison Home Corp., Class A(b)	48,422	2,741,169
Tempur Sealy International, Inc.(c)	31,554	1,718,746
Texas Roadhouse, Inc.	11,634	1,737,771
Thor Industries, Inc.(c)	28,705	3,679,407
Toll Brothers, Inc.	31,810	3,646,698
TopBuild Corp.(b)	4,777	1,922,169
Travel + Leisure Co.	28,232	1,261,688
Under Armour, Inc., Class A(b)(c)	101,762	911,788
Under Armour, Inc., Class C(b)(c)	108,014	922,440
Vail Resorts, Inc.(c)	3,776	869,651
Valvoline, Inc.(b)(c)	12,154	518,247
Visteon Corp.(b)	9,678	1,094,775
Wendy’s Co. (The)	33,586	608,243
Williams-Sonoma, Inc.(c)	12,013	2,829,422
Wingstop, Inc.	524	183,950
Wyndham Hotels & Resorts, Inc.	5,356	410,002
YETI Holdings, Inc.(b)(c)	10,203	418,731

		157,963,657

Consumer Staples-9.77%
BellRing Brands, Inc.(b)	9,219	525,022
BJ’s Wholesale Club Holdings, Inc.(b)(c)	87,557	6,395,163
Boston Beer Co., Inc. (The), Class A(b)	1,760	542,326
Casey’s General Stores, Inc.	15,976	4,864,532
Celsius Holdings, Inc.(b)(c)	6,657	543,344
Coca-Cola Consolidated, Inc.	2,419	2,033,895
Coty,Inc.,Class A(b)	147,436	1,851,796
Darling Ingredients, Inc.(b)	42,854	1,813,153
Flowers Foods, Inc.	68,600	1,538,012
Grocery Outlet Holding Corp.(b)	39,456	1,017,570
Ingredion, Inc.	22,886	2,692,080
Lancaster Colony Corp.	3,295	681,802
Performance Food Group Co.(b)	259,419	19,915,597
Pilgrim’s Pride Corp.(b)(c)	190,320	6,059,789
Post Holdings, Inc.(b)	23,805	2,479,529
Sprouts Farmers Market, Inc.(b)(c)	43,060	2,688,667
US Foods Holding Corp.(b)	232,942	11,831,124

		67,473,401

Energy-6.99%
Antero Midstream Corp.	24,946	334,276
Antero Resources Corp.(b)	73,962	1,900,823
ChampionX Corp.(c)	38,492	1,195,562
Chesapeake Energy Corp.(c)	31,087	2,573,382
Chord Energy Corp.	7,385	1,199,693
Civitas Resources, Inc.(c)	13,533	929,446
CNX Resources Corp.(b)(c)	29,051	608,618
DT Midstream, Inc.	4,844	279,160
Equitrans Midstream Corp.	41,017	438,472
HF Sinclair Corp.	186,861	10,370,785
Matador Resources Co.	14,664	926,032
Murphy Oil Corp.	25,646	1,017,377
NOV, Inc.	129,623	2,190,629
Ovintiv, Inc.	78,812	3,894,101
PBF Energy, Inc., Class A	288,758	13,484,999
Permian Resources Corp.	62,852	977,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Energy-(continued)
Range Resources Corp.(c)	30,726	$971,556
Southwestern Energy Co.(b)	390,764	2,723,625
Valaris Ltd.(b)(c)	7,860	495,573
Weatherford International PLC(b)(c)	17,060	1,750,527

		48,262,613

Financials-12.09%
Affiliated Managers Group, Inc.	4,833	755,446
Ally Financial, Inc.	150,177	5,555,047
American Financial Group, Inc.	19,247	2,457,264
Annaly Capital Management, Inc.(c)	99,013	1,890,158
Associated Banc-Corp.	31,484	656,127
Bank OZK(c)	13,323	583,547
Brighthouse Financial, Inc.(b)	17,577	818,209
Cadence Bank(c)	27,704	766,847
Carlyle Group, Inc. (The)	25,009	1,146,663
CNO Financial Group, Inc.	44,408	1,185,250
Columbia Banking System, Inc.	26,097	472,356
Commerce Bancshares, Inc.	10,551	549,074
Cullen/Frost Bankers, Inc.	7,354	797,983
East West Bancorp, Inc.	15,833	1,153,592
Equitable Holdings, Inc.	110,507	3,783,760
Erie Indemnity Co., Class A	3,030	1,232,846
Essent Group Ltd.	6,139	328,866
Euronet Worldwide, Inc.(b)	11,683	1,278,588
Evercore, Inc., Class A	4,744	887,508
F.N.B. Corp.	49,877	665,359
Federated Hermes, Inc., Class B	14,574	513,442
Fidelity National Financial, Inc.	69,008	3,490,425
First American Financial Corp.	29,825	1,742,078
First Financial Bankshares, Inc.(c)	6,414	198,449
First Horizon Corp.	98,492	1,388,737
FirstCash Holdings, Inc.	7,893	903,748
Glacier Bancorp, Inc.(c)	8,435	315,638
Hancock Whitney Corp.	12,353	538,591
Hanover Insurance Group, Inc. (The)	13,828	1,817,967
Home BancShares, Inc.	16,619	389,882
Houlihan Lokey, Inc.	4,620	594,409
Interactive Brokers Group, Inc., Class A	25,753	2,799,866
International Bancshares Corp.	5,657	293,542
Janus Henderson Group PLC	22,473	700,259
Jefferies Financial Group, Inc.	61,213	2,559,928
Kemper Corp.	32,151	1,843,217
Kinsale Capital Group, Inc.	997	514,631
MGIC Investment Corp.	18,991	377,731
Morningstar, Inc.	2,148	641,371
New York Community Bancorp, Inc.	227,457	1,089,519
Old National Bancorp	43,318	711,715
Old Republic International Corp.	77,976	2,258,185
Pinnacle Financial Partners, Inc.	8,641	714,784
Primerica, Inc.	3,965	972,456
Prosperity Bancshares, Inc.	7,191	448,790
Reinsurance Group of America, Inc.	32,420	5,733,477
RenaissanceRe Holdings Ltd. (Bermuda)	11,600	2,607,912
RLI Corp.	3,136	459,267
SEI Investments Co.	9,269	623,340
Selective Insurance Group, Inc.	11,857	1,238,819
SLM Corp.	47,374	986,800
SouthState Corp.(c)	7,918	665,429
Starwood Property Trust, Inc.(c)	29,575	603,034

	Shares	Value
Financials-(continued)
Stifel Financial Corp.	22,708	$1,722,629
Synovus Financial Corp.(c)	27,360	1,038,038
Texas Capital Bancshares, Inc.(b)	8,959	525,445
UMB Financial Corp.	8,648	705,763
United Bankshares, Inc.	12,008	416,558
Unum Group	84,426	4,174,866
Valley National Bancorp	94,666	775,315
Voya Financial, Inc.	28,732	1,964,120
Webster Financial Corp.	23,371	1,113,394
Western Union Co. (The)	108,505	1,455,052
WEX, Inc.(b)(c)	4,099	900,673
Wintrust Financial Corp.(c)	10,142	977,182

		83,470,963

Health Care-3.92%
Acadia Healthcare Co., Inc.(b)	11,522	961,511
Amedisys, Inc.(b)	7,018	652,814
Arrowhead Pharmaceuticals, Inc.(b)	2,958	94,952
Azenta, Inc.(b)(c)	3,405	221,836
Bruker Corp.	12,248	1,059,942
Chemed Corp.	1,148	718,797
Doximity, Inc., Class A(b)(c)	5,395	152,301
Encompass Health Corp.	21,363	1,589,407
Enovis Corp.(b)(c)	9,878	590,803
Envista Holdings Corp.(b)	32,491	670,939
Exelixis, Inc.(b)	23,753	520,191
Globus Medical, Inc., Class A(b)(c)	7,780	420,042
Haemonetics Corp.(b)	4,312	314,690
Halozyme Therapeutics, Inc.(b)(c)	5,767	229,584
HealthEquity, Inc.(b)	4,187	345,888
Inari Medical, Inc.(b)(c)	2,193	101,141
Integra LifeSciences Holdings Corp.(b)(c)	11,096	409,553
Jazz Pharmaceuticals PLC(b)	9,302	1,106,008
Lantheus Holdings, Inc.(b)	4,830	315,785
LivaNova PLC(b)	7,107	389,535
Masimo Corp.(b)(c)	5,976	768,155
Medpace Holdings, Inc.(b)	1,857	738,195
Neogen Corp.(b)(c)	14,917	256,423
Neurocrine Biosciences, Inc.(b)	4,509	587,974
Option Care Health, Inc.(b)	41,575	1,341,625
Penumbra, Inc.(b)(c)	1,311	307,980
Perrigo Co. PLC.	46,308	1,216,048
Progyny, Inc.(b)(c)	8,406	306,987
QuidelOrtho Corp.(b)(c)	13,926	635,026
R1 RCM, Inc.(b)(c)	62,493	878,027
Repligen Corp.(b)(c)	1,242	240,935
Shockwave Medical, Inc.(b)	1,137	296,609
Sotera Health Co.(b)(c)	20,304	304,763
Tenet Healthcare Corp.(b)	83,365	7,752,945
United Therapeutics Corp.(b)	2,690	606,972

		27,104,383

Industrials-18.94%
Acuity Brands, Inc.	6,205	1,558,944
Advanced Drainage Systems, Inc.	6,616	1,079,996
AECOM	46,574	4,137,168
AGCO Corp.	36,907	4,048,698
ASGN, Inc.(b)	14,651	1,455,137
Avis Budget Group, Inc.(c)	18,716	2,022,077
Brink’s Co. (The)	16,881	1,398,253
BWX Technologies, Inc.	8,921	899,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(b)	6,355	$2,382,172
Carlisle Cos., Inc.	5,435	1,902,250
Chart Industries, Inc.(b)(c)	6,646	949,448
Clean Harbors, Inc.(b)	9,211	1,677,323
Comfort Systems USA, Inc.	7,566	2,313,153
Concentrix Corp.(c)	20,358	1,474,937
Core & Main, Inc., Class A(b)	51,487	2,457,474
Crane Co.	5,627	684,018
Curtiss-Wright Corp.	3,857	911,293
Donaldson Co., Inc.(c)	16,478	1,180,154
EMCOR Group, Inc.	16,644	5,218,227
EnerSys	11,884	1,091,902
ESAB Corp.	9,874	978,711
ExlService Holdings, Inc.(b)(c)	16,152	502,650
Exponent, Inc.	1,901	153,772
Flowserve Corp.	32,131	1,359,784
Fluor Corp.(b)	118,780	4,371,104
Fortune Brands Innovations, Inc.	18,474	1,502,675
FTI Consulting, Inc.(b)	4,435	917,513
GATX Corp.	3,564	452,058
Genpact Ltd.	38,051	1,293,734
Graco, Inc.	7,798	711,645
GXO Logistics, Inc.(b)	49,753	2,575,215
Hertz Global Holdings, Inc.(b)(c)	289,980	2,276,343
Hexcel Corp.	7,119	530,081
Insperity, Inc.	16,091	1,637,903
ITT, Inc.	8,377	1,056,675
KBR, Inc.	38,603	2,317,338
Kirby Corp.(b)(c)	12,194	1,069,658
Knight-Swift Transportation Holdings, Inc.	36,843	2,075,735
Landstar System, Inc.	9,501	1,807,090
Lennox International, Inc.	3,450	1,625,674
Lincoln Electric Holdings, Inc.	5,792	1,486,227
ManpowerGroup, Inc.	73,989	5,339,046
MasTec, Inc.(b)(c)	52,080	3,929,957
Maximus, Inc.	17,016	1,423,559
MDU Resources Group, Inc.	87,035	1,886,919
Middleby Corp. (The)(b)(c)	8,855	1,347,377
MSA Safety, Inc.	2,998	552,082
MSC Industrial Direct Co., Inc., Class A(c)	12,022	1,213,501
nVent Electric PLC	16,734	1,126,533
Oshkosh Corp.	27,776	3,079,247
Owens Corning	19,887	2,978,675
Paylocity Holding Corp.(b)	2,401	404,833
RBC Bearings, Inc.(b)(c)	1,707	465,721
Regal Rexnord Corp.(c)	14,038	2,407,377
Ryder System, Inc.	32,826	3,745,447
Saia, Inc.(b)(c)	2,098	1,207,189
Science Applications International Corp.	17,743	2,483,310
Sensata Technologies Holding PLC(c)	36,350	1,251,167
Simpson Manufacturing Co., Inc.	3,566	744,153
Stericycle, Inc.(b)	16,306	886,883
Sunrun, Inc.(b)(c)	53,855	648,414
Terex Corp.	29,555	1,694,979
Tetra Tech, Inc.	8,063	1,429,731
Timken Co. (The)	18,931	1,590,015
Toro Co. (The)	16,587	1,531,146
Trex Co., Inc.(b)(c)	4,414	405,029
UFP Industries, Inc.	19,669	2,254,657
Valmont Industries, Inc.	5,756	1,219,869

	Shares	Value
Industrials-(continued)
Watsco, Inc.(c)	5,203	$2,050,606
Watts Water Technologies, Inc., Class A	3,004	612,666
Werner Enterprises, Inc.(c)	24,377	978,493
WESCO International, Inc.	41,217	6,161,529
Woodward, Inc.	6,440	911,196
XPO, Inc.(b)	27,456	3,303,506

		130,808,525

Information Technology-10.11%
Allegro MicroSystems, Inc. (Japan)(b)(c)	11,784	371,078
Amkor Technology, Inc.	68,313	2,119,069
Arrow Electronics, Inc.(b)	85,397	10,034,148
Aspen Technology, Inc.(b)(c)	1,536	297,815
Avnet, Inc.	162,719	7,581,078
Belden, Inc.	10,676	909,382
Blackbaud, Inc.(b)	3,731	258,111
Calix, Inc.(b)(c)	7,178	250,297
Ciena Corp.(b)	29,208	1,664,272
Cirrus Logic, Inc.(b)	6,617	607,573
Cognex Corp.	6,827	269,325
Coherent Corp.(b)	34,709	2,064,491
Commvault Systems, Inc.(b)	3,130	299,572
Crane NXT Co.	13,708	800,821
Dolby Laboratories, Inc., Class A	4,293	347,733
Dropbox, Inc., Class A(b)	26,368	631,514
Dynatrace, Inc.(b)	7,068	350,219
GoDaddy, Inc., Class A(b)	11,811	1,348,226
IPG Photonics Corp.(b)	3,924	338,837
Kyndryl Holdings, Inc.(b)	269,920	5,930,142
Lattice Semiconductor Corp.(b)(c)	3,554	272,272
Littelfuse, Inc.	2,964	706,143
Lumentum Holdings, Inc.(b)	10,571	512,376
MACOM Technology Solutions Holdings, Inc.(b)(c)	2,212	195,386
Manhattan Associates, Inc.(b)	1,179	298,676
MKS Instruments, Inc.	13,390	1,643,756
Novanta, Inc.(b)(c)	1,703	294,517
Onto Innovation, Inc.(b)	1,804	332,225
Power Integrations, Inc.	1,800	128,628
Qualys, Inc.(b)	839	144,191
Rambus, Inc.(b)(c)	2,054	121,679
Silicon Laboratories, Inc.(b)(c)	2,304	316,892
Super Micro Computer, Inc.(b)	8,008	6,935,889
Synaptics, Inc.(b)	3,165	316,817
TD SYNNEX Corp.	174,512	18,131,797
Teradata Corp.(b)(c)	12,404	466,638
Universal Display Corp.(c)	998	174,071
Vishay Intertechnology, Inc.	44,318	963,917
Vontier Corp.	27,381	1,177,383
Wolfspeed, Inc.(b)(c)	6,529	169,885

		69,776,841

Materials-9.08%
Alcoa Corp.	127,500	3,469,275
AptarGroup, Inc.	7,981	1,121,011
Ashland, Inc.	7,745	725,242
Avient Corp.	26,047	1,054,383
Axalta Coating Systems Ltd.(b)	45,985	1,505,089
Berry Global Group, Inc.	57,124	3,325,188
Cabot Corp.	14,932	1,268,473
Chemours Co. (The)	61,296	1,205,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Materials-(continued)
Cleveland-Cliffs, Inc.(b)	373,305	$7,764,744
Commercial Metals Co.	56,719	3,062,826
Crown Holdings, Inc.	40,502	3,103,263
Eagle Materials, Inc.	3,440	872,212
Graphic Packaging Holding Co.(c)	121,123	3,143,142
Greif, Inc., Class A.	23,925	1,542,205
Knife River Corp.(b)	14,906	1,104,386
Louisiana-Pacific Corp.	12,139	897,922
MP Materials Corp.(b)(c)	5,332	81,100
NewMarket Corp.	1,469	942,613
Olin Corp.	42,483	2,285,585
Reliance, Inc.	16,813	5,400,672
Royal Gold, Inc.	1,535	157,537
RPM International, Inc.(c)	20,240	2,334,684
Scotts Miracle-Gro Co. (The)(c)	17,301	1,136,676
Silgan Holdings, Inc.	42,585	1,869,907
Sonoco Products Co.	37,001	2,097,217
United States Steel Corp.(c)	150,434	7,121,546
Westlake Corp.	29,729	4,123,710

		62,716,300

Real Estate-2.27%
Agree Realty Corp.	2,537	139,408
Apartment Income REIT Corp.	7,490	227,097
Brixmor Property Group, Inc.(c)	16,162	365,423
COPT Defense Properties(c)	8,101	196,287
Cousins Properties, Inc.(c)	10,514	239,824
CubeSmart	7,316	319,051
EastGroup Properties, Inc.	939	164,973
EPR Properties	4,642	190,693
Equity LifeStyle Properties, Inc.(c)	6,192	416,846
First Industrial Realty Trust, Inc.	3,576	189,528
Gaming and Leisure Properties, Inc.	9,015	410,002
Healthcare Realty Trust, Inc.	25,112	346,043
Independence Realty Trust, Inc.	13,258	194,097
Jones Lang LaSalle, Inc.(b)(c)	36,387	6,922,263
Kilroy Realty Corp.(c)	8,759	331,879
Kite Realty Group Trust	11,161	238,957
Lamar Advertising Co., Class A	5,873	649,260
Medical Properties Trust, Inc.(c)	86,496	364,148
National Storage Affiliates Trust	6,821	244,260
NNN REIT, Inc.(c)	5,868	238,769
Omega Healthcare Investors, Inc.	8,389	261,066
Park Hotels & Resorts, Inc.	52,600	873,160
PotlatchDeltic Corp.	6,705	303,133
Rayonier, Inc.(c)	7,840	269,931
Rexford Industrial Realty, Inc.	4,302	218,886
Sabra Health Care REIT, Inc.	13,194	183,133
STAG Industrial, Inc.	5,663	210,324
Vornado Realty Trust(c)	19,118	502,803
W.P. Carey, Inc.(c)	8,204	462,131

		15,673,375

	Shares	Value
Utilities-2.89%
ALLETE, Inc.	9,170	$519,389
Black Hills Corp.	13,809	718,482
Essential Utilities, Inc.	18,668	649,273
IDACORP, Inc.(c)	5,224	460,287
National Fuel Gas Co.	13,214	644,050
New Jersey Resources Corp.	12,898	536,686
NorthWestern Energy Group, Inc.	8,472	405,978
OGE Energy Corp.	23,638	777,927
ONE Gas, Inc.	12,370	737,252
Ormat Technologies, Inc.	3,312	215,777
PNM Resources, Inc.(c)	14,607	533,301
Portland General Electric Co.(c)	18,728	752,304
Southwest Gas Holdings, Inc.	26,515	1,806,997
Spire, Inc.	12,516	742,449
UGI Corp.	132,144	3,234,885
Vistra Corp.	131,811	7,188,972

		19,924,009

Total Common Stocks & Other Equity Interests (Cost $590,413,660)		690,016,494

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $180,090)	180,090	180,090

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $590,593,750)		690,196,584

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.81%
Invesco Private Government Fund, 5.29%(d)(e)(f)	24,698,147	24,698,147
Invesco Private Prime Fund, 5.49%(d)(e)(f)	63,694,202	63,726,049

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,431,725)		88,424,196

TOTAL INVESTMENTS IN SECURITIES-112.76% (Cost $679,025,475)		778,620,780
OTHER ASSETS LESS LIABILITIES-(12.76)%		(88,138,623)

NET ASSETS-100.00%		$690,482,157

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,285	$5,307,500	$(5,383,695)	$-	$-	$180,090	$5,383
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,813,137	127,090,978	(122,205,968)	-	-	24,698,147	698,339	*
Invesco Private Prime Fund	50,948,068	252,506,232	(239,761,131)	(5,883)	38,763	63,726,049	1,854,913	*

Total	$71,017,490	$384,904,710	$(367,350,794)	$(5,883)	$38,763	$88,604,286	$2,558,635

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Discretionary	22.88

Industrials	18.94

Financials	12.09

Information Technology	10.11

Consumer Staples	9.77

Materials	9.08

Energy	6.99

Health Care	3.92

Sector Types Each Less Than 3%	6.15

Money Market Funds Plus Other Assets Less Liabilities	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.28%
AMC Networks, Inc., Class A(b)(c)	185,814	$2,404,433
ATN International, Inc.(c)	25,353	850,340
CarGurus, Inc.(b)	48,853	1,081,605
Cars.com, Inc.(b)(c)	38,477	705,668
Cinemark Holdings, Inc.(b)(c)	228,029	3,969,985
Cogent Communications Holdings, Inc.	12,776	1,033,706
Consolidated Communications Holdings, Inc.(b)	279,186	1,203,292
E.W. Scripps Co. (The), Class A(b)(c)	336,977	1,358,017
Gogo, Inc.(b)(c)	42,599	347,608
John Wiley & Sons, Inc., Class A(c)	70,924	2,365,315
Lumen Technologies, Inc.(b)(c)	10,928,247	17,703,760
Madison Square Garden Sports Corp., Class A(b)(c)	5,714	1,075,318
Marcus Corp. (The)(c)	56,040	822,107
QuinStreet, Inc.(b)(c)	46,551	681,041
Scholastic Corp.	47,106	1,857,861
Shenandoah Telecommunications Co.(c)	14,765	275,515
Shutterstock, Inc.	20,957	1,021,863
TechTarget, Inc.(b)(c)	8,456	268,140
Telephone & Data Systems, Inc.	308,983	4,727,440
Thryv Holdings, Inc.(b)(c)	54,008	1,130,927
TripAdvisor, Inc.(b)(c)	107,835	2,892,135
Yelp, Inc.(b)	32,090	1,233,540

		49,009,616

Consumer Discretionary-24.77%
Abercrombie & Fitch Co., Class A(b)	56,039	7,159,543
Academy Sports & Outdoors, Inc.(c)	119,718	8,945,329
Adtalem Global Education, Inc.(b)(c)	26,393	1,306,453
Advance Auto Parts, Inc.(c)	220,918	14,920,802
American Axle & Manufacturing Holdings, Inc.(b)(c)	874,088	6,048,689
American Eagle Outfitters, Inc.(c)	277,560	6,592,050
America’s Car-Mart, Inc.(b)(c)	25,728	1,732,524
Asbury Automotive Group, Inc.(b)(c)	74,931	15,647,841
BJ’s Restaurants, Inc.(b)(c)	44,605	1,562,067
Bloomin’ Brands, Inc.	205,441	5,583,886
Boot Barn Holdings, Inc.(b)(c)	25,692	2,376,510
Brinker International, Inc.(b)(c)	115,351	5,345,365
Buckle, Inc. (The)(c)	32,857	1,345,166
Caleres, Inc.(c)	110,603	4,270,382
Cavco Industries, Inc.(b)	6,840	2,548,379
Century Communities, Inc.	51,376	4,433,235
Cheesecake Factory, Inc. (The)	114,868	4,064,030
Chuy’s Holdings, Inc.(b)(c)	13,451	455,047
Cracker Barrel Old Country Store, Inc.(c)	51,803	3,425,732
Dana, Inc.	851,223	10,640,287
Dave & Buster’s Entertainment, Inc.(b)(c)	51,064	3,152,691
Designer Brands, Inc., Class A(c)	410,126	4,330,931
Dine Brands Global, Inc.(c)	18,251	885,356
Dorman Products, Inc.(b)(c)	28,504	2,685,647
Ethan Allen Interiors, Inc.(c)	27,377	915,213
Foot Locker, Inc.(c)	316,341	10,891,621
Frontdoor, Inc.(b)	56,212	1,762,808
Gentherm, Inc.(b)(c)	35,611	2,024,841
G-III Apparel Group Ltd.(b)	111,293	3,702,718

	Shares	Value
Consumer Discretionary-(continued)
Golden Entertainment, Inc.(c)	30,298	$1,122,844
Green Brick Partners, Inc.(b)	38,155	2,232,067
Group 1 Automotive, Inc.	67,984	18,399,870
Guess?, Inc.(c)	135,725	3,444,700
Hanesbrands, Inc.(b)(c)	1,652,539	8,923,711
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 02/12/2024; Cost $860,259)(d)	30,811	1,056,817
Hibbett, Inc.(c)	29,148	2,388,679
Installed Building Products, Inc.(c)	18,633	4,451,983
iRobot Corp.(b)(c)	24,843	283,459
Jack in the Box, Inc.(c)	23,858	1,741,634
Kohl’s Corp.(c)	781,971	21,793,532
Kontoor Brands, Inc.	54,747	3,236,095
La-Z-Boy, Inc.	66,467	2,525,081
LCI Industries	36,472	4,594,743
Leslie’s, Inc.(b)(c)	299,182	2,363,538
LGI Homes, Inc.(b)(c)	20,748	2,367,139
M.D.C. Holdings, Inc.(c)	106,596	6,683,569
M/I Homes, Inc.(b)	41,138	5,224,115
MarineMax, Inc.(b)(c)	79,471	2,638,437
Meritage Homes Corp.	44,998	7,094,385
Mister Car Wash, Inc.(b)(c)	126,044	1,044,905
Monarch Casino & Resort, Inc.	8,219	578,207
Monro, Inc.	46,062	1,546,301
Movado Group, Inc.(c)	26,489	760,499
National Vision Holdings, Inc.(b)(c)	123,968	2,900,851
Newell Brands, Inc.	1,092,819	8,196,142
ODP Corp. (The)(b)	190,346	10,750,742
Oxford Industries, Inc.(c)	18,759	1,901,975
Papa John’s International, Inc.(c)	33,257	2,390,846
Patrick Industries, Inc.	45,646	5,474,781
Perdoceo Education Corp.	43,309	771,333
Phinia, Inc.	144,289	4,937,570
Sabre Corp.(b)(c)	815,305	2,160,558
Sally Beauty Holdings, Inc.(b)(c)	369,424	4,665,825
Shake Shack, Inc., Class A(b)	19,208	2,042,195
Shoe Carnival, Inc.(c)	47,431	1,554,314
Signet Jewelers Ltd.(c)	83,420	8,488,819
Six Flags Entertainment Corp.(b)(c)	59,828	1,516,042
Sonic Automotive, Inc., Class A(c)	313,969	16,483,372
Sonos, Inc.(b)	114,872	2,177,973
Standard Motor Products, Inc.(c)	40,581	1,288,853
Steven Madden Ltd.	54,273	2,323,970
Strategic Education, Inc.	13,025	1,443,040
Stride, Inc.(b)(c)	34,647	2,070,158
Sturm, Ruger & Co., Inc.	13,832	599,202
Topgolf Callaway Brands Corp.(b)(c)	360,947	5,139,885
Tri Pointe Homes, Inc.(b)	139,560	4,937,633
Upbound Group, Inc.(c)	137,624	4,646,186
Urban Outfitters, Inc.(b)(c)	154,062	6,401,276
Victoria’s Secret & Co.(b)(c)	256,224	7,317,757
Vista Outdoor, Inc.(b)(c)	117,756	3,673,987
Winnebago Industries, Inc.(c)	55,020	3,946,585
Wolverine World Wide, Inc.	296,567	3,016,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Worthington Enterprises, Inc.(c)	15,988	$993,175
XPEL, Inc.(b)(c)(e)	8,115	426,687

		369,889,271

Consumer Staples-8.10%
Andersons, Inc. (The)(c)	335,462	18,544,339
B&G Foods, Inc.(c)	230,326	2,660,265
Calavo Growers, Inc.(c)	38,610	1,114,285
Cal-Maine Foods, Inc.	63,222	3,634,633
Central Garden & Pet Co.(b)(c)	40,714	1,786,123
Central Garden & Pet Co., Class A(b)	57,134	2,153,380
Chefs’ Warehouse, Inc. (The)(b)(c)	129,443	4,920,128
Edgewell Personal Care Co.	71,966	2,748,382
Energizer Holdings, Inc.	106,343	3,036,093
Fresh Del Monte Produce, Inc.	199,097	4,764,391
Hain Celestial Group, Inc. (The)(b)(c)	195,473	1,954,730
Inter Parfums, Inc.(c)	10,640	1,561,101
J&J Snack Foods Corp.(c)	9,869	1,431,795
John B. Sanfilippo & Son, Inc.	10,806	1,106,210
Medifast, Inc.(c)	17,566	704,221
MGP Ingredients, Inc.(c)	9,951	847,626
National Beverage Corp.(b)(c)	27,298	1,436,967
Nu Skin Enterprises, Inc., Class A	126,095	1,576,187
PriceSmart, Inc.	68,733	5,783,195
Simply Good Foods Co. (The)(b)(c)	33,703	1,195,782
SpartanNash Co.	469,153	9,885,054
Tootsie Roll Industries, Inc.	24,080	783,082
TreeHouse Foods, Inc.(b)	95,636	3,422,812
United Natural Foods, Inc.(b)(c)	2,218,789	34,635,296
Universal Corp.	48,652	2,335,783
USANA Health Sciences, Inc.(b)(c)	20,160	972,922
Vector Group Ltd.	140,536	1,568,382
WD-40 Co.(c)	2,419	649,235
WK Kellogg Co.	262,193	3,838,505

		121,050,904

Energy-9.38%
Archrock, Inc.	70,158	1,281,786
Bristow Group, Inc.(b)	41,196	1,110,232
California Resources Corp.	66,716	3,480,574
Callon Petroleum Co.(b)(c)	90,565	2,822,005
Comstock Resources, Inc.(c)	257,204	2,199,094
CONSOL Energy, Inc.	30,127	2,585,499
Core Laboratories, Inc.(c)	30,709	459,714
CVR Energy, Inc.	355,196	11,785,403
Dorian LPG Ltd.(c)	13,513	488,495
Dril-Quip, Inc.(b)(c)	19,766	446,712
Green Plains, Inc.(b)(c)	165,383	3,522,658
Helix Energy Solutions Group, Inc.(b)	141,395	1,272,555
Helmerich & Payne, Inc.(c)	88,521	3,398,321
Liberty Energy, Inc., Class A	299,809	6,409,917
Nabors Industries Ltd.(b)(c)	42,436	3,325,709
Northern Oil and Gas, Inc.(c)	54,573	1,949,893
Oceaneering International, Inc.(b)(c)	132,346	2,615,157
Oil States International, Inc.(b)(c)	123,560	665,988
Par Pacific Holdings, Inc.(b)	258,561	9,339,223
Patterson-UTI Energy, Inc.	342,412	3,961,707
ProPetro Holding Corp.(b)	218,489	1,616,819
REX American Resources Corp.(b)	21,538	947,241
RPC, Inc.(c)	267,648	1,977,919
SM Energy Co.	76,055	3,328,927

	Shares	Value
Energy-(continued)
Talos Energy, Inc.(b)(c)	113,669	$1,499,294
U.S. Silica Holdings, Inc.(b)	165,522	1,903,503
Vital Energy, Inc.(b)(c)	38,885	1,957,082
World Kinect Corp.(c)	2,616,266	63,732,240

		140,083,667

Financials-10.90%
Ambac Financial Group, Inc.(b)	18,665	305,359
American Equity Investment Life Holding Co.(b)	38,366	2,130,848
Ameris Bancorp	32,013	1,483,162
AMERISAFE, Inc.	6,907	364,413
Apollo Commercial Real Estate Finance, Inc.(c)	70,841	794,128
Arbor Realty Trust, Inc.(c)	131,565	1,762,971
Artisan Partners Asset Management, Inc., Class A(c)	27,600	1,188,732
Assured Guaranty Ltd.	12,666	1,160,206
Atlantic Union Bankshares Corp.	31,322	1,041,770
Axos Financial, Inc.(b)(c)	32,019	1,668,830
B. Riley Financial, Inc.(c)	62,125	1,138,751
Banc of California, Inc.	39,018	570,833
BancFirst Corp.	8,975	787,467
Bancorp, Inc. (The)(b)(c)	16,415	732,766
Bank of Hawaii Corp.(c)	15,642	942,900
BankUnited, Inc.	69,863	1,873,726
Banner Corp.(c)	15,835	694,206
Berkshire Hills Bancorp, Inc.(c)	28,735	617,515
Blackstone Mortgage Trust, Inc., Class A(c)	102,418	2,086,255
Bread Financial Holdings, Inc.(c)	176,469	6,755,233
BrightSphere Investment Group, Inc.	24,626	558,025
Brookline Bancorp, Inc.	58,348	570,060
Capitol Federal Financial, Inc.	71,100	411,669
Cathay General Bancorp	33,215	1,297,046
Central Pacific Financial Corp.	17,803	332,204
City Holding Co.(c)	3,522	353,891
Community Bank System, Inc.(c)	16,168	732,410
Customers Bancorp, Inc.(b)	28,850	1,566,844
CVB Financial Corp.	35,352	601,691
Dime Community Bancshares, Inc.	27,965	524,064
Donnelley Financial Solutions, Inc.(b)(c)	14,089	909,586
Eagle Bancorp, Inc.	24,804	590,831
Ellington Financial, Inc.	32,045	363,070
Employers Holdings, Inc.	23,317	1,065,820
Encore Capital Group, Inc.(b)(c)	27,654	1,327,392
Enova International, Inc.(b)	47,585	3,009,751
EVERTEC, Inc.	18,246	659,228
EZCORP, Inc., Class A(b)(c)	130,242	1,366,239
FB Financial Corp.(c)	21,400	762,696
First Bancorp	76,978	1,307,086
First Bancorp/Southern Pines NC(c)	16,195	552,573
First Commonwealth Financial Corp.(c)	42,832	558,101
First Financial Bancorp	51,168	1,110,346
First Hawaiian, Inc.	55,305	1,159,193
Franklin BSP Realty Trust, Inc.	38,463	496,557
Fulton Financial Corp.(c)	99,935	1,538,999
Genworth Financial, Inc., Class A(b)	1,277,065	7,853,950
Goosehead Insurance, Inc., Class A(b)(c)	3,876	293,219
Green Dot Corp., Class A(b)(c)	173,480	1,424,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Hanmi Financial Corp.	22,428	$338,887
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	12,343	310,673
HCI Group, Inc.(c)	6,192	604,463
Heritage Financial Corp.	16,330	299,656
Hilltop Holdings, Inc.(c)	47,951	1,480,727
Hope Bancorp, Inc.	103,081	1,130,799
Horace Mann Educators Corp.	46,642	1,687,974
Independent Bank Corp.	15,705	819,330
Independent Bank Group, Inc.	22,183	970,063
Jackson Financial, Inc., Class A	42,968	2,365,388
KKR Real Estate Finance Trust, Inc.(c)	54,795	534,251
Lakeland Financial Corp.(c)	6,569	418,445
Lincoln National Corp.	812,733	22,382,667
Mercury General Corp.	124,218	6,048,174
Moelis & Co., Class A	17,046	921,166
Mr. Cooper Group, Inc.(b)(c)	29,297	2,088,290
National Bank Holdings Corp., Class A	15,873	537,142
Navient Corp.	284,479	4,625,629
NBT Bancorp, Inc.	17,132	589,169
NCR Atleos Corp.(b)	203,913	4,437,147
New York Mortgage Trust, Inc.(c)	50,154	361,610
NMI Holdings, Inc., Class A(b)	21,528	647,562
Northfield Bancorp, Inc.(c)	20,794	210,019
Northwest Bancshares, Inc.(c)	60,965	698,659
OFG Bancorp	22,260	806,257
Pacific Premier Bancorp, Inc.(c)	39,659	906,605
Palomar Holdings, Inc.(b)	6,352	483,641
Park National Corp.(c)	4,844	622,502
Pathward Financial, Inc.	14,520	738,197
Payoneer Global, Inc.(b)(c)	166,215	807,805
PennyMac Mortgage Investment Trust(c)	99,835	1,410,669
Piper Sandler Cos	8,422	1,585,610
PJT Partners, Inc., Class A	12,287	1,295,050
PRA Group, Inc.(b)	42,383	1,083,310
Preferred Bank(c)	7,201	517,392
ProAssurance Corp.	94,855	1,169,562
PROG Holdings, Inc.(b)	91,839	2,835,070
Provident Financial Services, Inc.(c)	43,475	655,603
Radian Group, Inc.	51,351	1,496,368
Ready Capital Corp.(c)	115,340	1,018,452
Redwood Trust, Inc.(c)	112,463	689,398
Renasant Corp.(c)	30,480	963,473
S&T Bancorp, Inc.	17,997	561,326
Safety Insurance Group, Inc.	12,308	1,011,225
Seacoast Banking Corp. of Florida(c)	29,554	713,434
ServisFirst Bancshares, Inc.(c)	14,895	941,215
Simmons First National Corp., Class A	80,613	1,547,770
SiriusPoint Ltd. (Bermuda)(b)	291,723	3,579,441
Southside Bancshares, Inc.(c)	13,490	386,623
Stellar Bancorp, Inc.(c)	24,774	587,144
Stewart Information Services Corp.(c)	48,195	3,035,321
StoneX Group, Inc.(b)	29,864	2,068,381
Tompkins Financial Corp.	5,384	259,293
Triumph Financial, Inc.(b)(c)	7,014	526,050
Trupanion, Inc.(b)(c)	39,400	1,053,950
TrustCo Bank Corp.	8,645	235,922
Trustmark Corp.	43,387	1,165,375
Two Harbors Investment Corp.	46,920	594,476
United Community Banks, Inc.(c)	49,737	1,293,659

	Shares	Value
Financials-(continued)
United Fire Group, Inc., (Acquired 06/19/2020 - 02/12/2024; Cost $1,352,781)(d)	55,319	$1,288,380
Veritex Holdings, Inc.(c)	37,511	736,341
Virtus Investment Partners, Inc.	4,376	1,016,632
WaFd, Inc.	38,662	1,053,153
Walker & Dunlop, Inc.(c)	14,927	1,423,737
Westamerica Bancorporation	6,491	296,704
WisdomTree, Inc.(c)	55,200	444,912
World Acceptance Corp.(b)(c)	5,085	608,980
WSFS Financial Corp.	31,374	1,329,944

		162,749,125

Health Care-6.60%
AdaptHealth Corp.(b)(c)	418,308	4,279,291
Addus HomeCare Corp.(b)	12,116	1,118,064
Agiliti, Inc.(b)(c)	169,287	1,670,863
Alkermes PLC(b)(c)	67,968	2,017,970
AMN Healthcare Services, Inc.(b)	65,676	3,695,588
Amphastar Pharmaceuticals, Inc.(b)(c)	11,432	532,388
ANI Pharmaceuticals, Inc.(b)(c)	9,900	669,933
Arcus Biosciences, Inc.(b)(c)	8,193	156,732
Artivion, Inc.(b)(c)	20,274	391,288
Astrana Health, Inc.(b)(c)	44,770	2,016,441
Avanos Medical, Inc.(b)	38,242	710,154
BioLife Solutions, Inc.(b)(c)	12,582	212,636
Catalyst Pharmaceuticals, Inc.(b)(c)	26,573	425,965
Certara, Inc.(b)(c)	23,188	391,413
Collegium Pharmaceutical, Inc.(b)(c)	21,579	792,165
CONMED Corp.	11,458	920,307
Corcept Therapeutics, Inc.(b)(c)	18,296	429,956
CorVel Corp.(b)(c)	3,608	880,352
Cross Country Healthcare, Inc.(b)(c)	121,421	2,218,362
Cytek Biosciences, Inc.(b)(c)	25,795	198,621
Cytokinetics, Inc.(b)(c)	249	17,988
Dynavax Technologies Corp.(b)(c)	29,279	370,965
Embecta Corp.	67,546	964,557
Enhabit, Inc.(b)(c)	103,282	929,538
Ensign Group, Inc. (The)	36,121	4,512,235
Fortrea Holdings, Inc.(b)(c)	111,753	4,195,208
Fulgent Genetics, Inc.(b)(c)	11,415	257,522
Glaukos Corp.(b)(c)	5,158	456,947
Harmony Biosciences Holdings, Inc.(b)(c)	18,866	605,599
HealthStream, Inc.	11,500	313,720
ICU Medical, Inc.(b)(c)	28,979	3,165,376
Innoviva, Inc.(b)(c)	21,710	331,729
Integer Holdings Corp.(b)(c)	19,595	2,161,133
Ironwood Pharmaceuticals, Inc.(b)(c)	44,521	419,833
LeMaitre Vascular, Inc.(c)	3,664	256,480
Ligand Pharmaceuticals, Inc.(b)(c)	2,682	212,817
Merit Medical Systems, Inc.(b)(c)	18,875	1,438,275
Mesa Laboratories, Inc.	2,236	244,149
ModivCare, Inc.(b)(c)	76,399	2,142,228
Myriad Genetics, Inc.(b)	42,778	895,344
National HealthCare Corp.(c)	13,205	1,302,805
NeoGenomics, Inc.(b)(c)	33,823	527,639
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	785	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Omnicell, Inc.(b)(c)	36,581	$959,885
OraSure Technologies, Inc.(b)(c)	68,786	494,915
Organon & Co.	613,822	10,686,641
Owens & Minor, Inc.(b)(c)	512,613	12,471,874
Pacira BioSciences, Inc.(b)(c)	25,597	760,743
Pediatrix Medical Group, Inc.(b)(c)	239,698	2,193,237
Phibro Animal Health Corp., Class A	95,113	1,229,811
Premier, Inc., Class A	68,895	1,437,150
Prestige Consumer Healthcare, Inc.(b)	20,399	1,419,362
Privia Health Group, Inc.(b)(c)	80,368	1,793,814
RadNet, Inc.(b)	48,946	1,853,096
REGENXBIO, Inc.(b)(c)	5,463	95,275
Schrodinger, Inc.(b)(c)	6,729	171,320
Select Medical Holdings Corp.	307,990	8,386,568
Simulations Plus, Inc.(c)	1,644	68,226
STAAR Surgical Co.(b)(c)	10,014	312,837
Supernus Pharmaceuticals, Inc.(b)(c)	24,472	726,818
Tandem Diabetes Care, Inc.(b)	34,653	922,809
U.S. Physical Therapy, Inc.(c)	7,120	756,642
UFP Technologies, Inc.(b)(c)	2,374	494,528
Varex Imaging Corp.(b)(c)	48,941	841,785
Veradigm, Inc.(b)(c)	65,107	389,991
Vericel Corp.(b)(c)	5,892	269,147
Vir Biotechnology, Inc.(b)(c)	13,316	149,672
Xencor, Inc.(b)(c)	7,743	177,702

		98,514,424

Industrials-17.92%
3D Systems Corp.(b)(c)	92,194	381,683
AAON, Inc.(c)	18,438	1,548,423
AAR Corp.(b)	33,263	2,221,303
ABM Industries, Inc.	201,961	8,343,009
AeroVironment, Inc.(b)(c)	5,639	714,969
Alamo Group, Inc.	9,535	1,928,835
Alaska Air Group, Inc.(b)(c)	318,647	11,914,211
Albany International Corp., Class A	13,223	1,241,243
Allegiant Travel Co.(c)	37,083	2,698,901
American Woodmark Corp.(b)	24,175	2,423,302
Apogee Enterprises, Inc.	33,008	1,888,388
Applied Industrial Technologies, Inc.	29,475	5,597,008
ArcBest Corp.	46,483	6,640,561
Arcosa, Inc.	31,884	2,646,372
Armstrong World Industries, Inc.	15,737	1,898,040
Astec Industries, Inc.	48,051	1,950,871
AZZ, Inc.(c)	32,669	2,378,303
Barnes Group, Inc.(c)	51,091	1,785,120
Boise Cascade Co.	67,059	9,113,989
Brady Corp., Class A	25,478	1,484,858
CoreCivic, Inc.(b)(c)	149,787	2,281,256
CSG Systems International, Inc.	23,994	1,309,113
Deluxe Corp.	133,762	2,596,320
DNOW, Inc.(b)	237,352	3,358,531
DXP Enterprises, Inc.(b)	57,607	2,046,201
Dycom Industries, Inc.(b)	41,809	5,288,420
Encore Wire Corp.(c)	15,168	3,655,488
Enerpac Tool Group Corp.(c)	22,668	764,138
Enpro, Inc.	8,648	1,347,531
Enviri Corp.(b)	317,634	2,496,603
ESCO Technologies, Inc.(c)	9,682	986,499
Federal Signal Corp.	25,715	2,106,316

	Shares	Value
Industrials-(continued)
Forrester Research, Inc.(b)(c)	21,335	$430,327
Forward Air Corp.	29,278	1,087,092
Franklin Electric Co., Inc.	24,893	2,587,876
GEO Group, Inc. (The)(b)(c)	262,165	3,216,765
Gibraltar Industries, Inc.(b)	21,493	1,664,633
GMS, Inc.(b)	82,081	7,330,654
Granite Construction, Inc.(c)	77,030	3,969,356
Greenbrier Cos., Inc. (The)(c)	109,746	5,679,355
Griffon Corp.	57,982	4,139,915
Hayward Holdings, Inc.(b)(c)	82,324	1,217,572
Healthcare Services Group, Inc.(b)(c)	188,327	2,403,053
Heartland Express, Inc.(c)	100,911	1,289,643
Heidrick & Struggles International, Inc.	39,253	1,334,602
Hillenbrand, Inc.(c)	76,770	3,650,414
HNI Corp.	64,113	2,872,904
Hub Group, Inc., Class A(b)	122,100	5,192,913
Insteel Industries, Inc.(c)	20,369	741,635
Interface, Inc.(c)	129,319	2,032,895
JetBlue Airways Corp.(b)(c)	1,970,980	12,771,950
John Bean Technologies Corp.(c)	21,003	2,131,384
Kaman Corp.	36,610	1,677,104
Kelly Services, Inc., Class A	247,247	6,064,969
Kennametal, Inc.(c)	94,442	2,383,716
Korn Ferry	57,749	3,676,301
Lindsay Corp.	6,024	718,723
Liquidity Services, Inc.(b)	19,804	355,086
Marten Transport Ltd.(c)	66,759	1,258,407
MasterBrand, Inc.(b)	217,126	3,758,451
Matson, Inc.	34,761	3,860,209
Matthews International Corp., Class A	60,155	1,740,886
Mercury Systems, Inc.(b)(c)	27,566	823,396
MillerKnoll, Inc.	155,966	4,764,761
Moog, Inc., Class A	26,538	3,979,373
Mueller Industries, Inc.	92,379	4,746,433
MYR Group, Inc.(b)(c)	28,927	4,699,480
National Presto Industries, Inc.	4,888	377,989
NV5 Global, Inc.(b)(c)	8,765	891,488
OPENLANE, Inc.(b)	127,864	1,952,483
PGT Innovations, Inc.(b)	50,138	2,094,264
Pitney Bowes, Inc.(c)	873,197	3,518,984
Powell Industries, Inc.	8,782	1,626,778
Proto Labs, Inc.(b)(c)	14,204	517,452
Quanex Building Products Corp.	37,965	1,312,830
Resideo Technologies, Inc.(b)	392,521	8,764,994
Resources Connection, Inc.(c)	55,949	773,775
RXO, Inc.(b)(c)	214,416	4,614,232
SkyWest, Inc.(b)	64,979	4,172,951
SPX Technologies, Inc.(b)(c)	21,140	2,477,397
Standex International Corp.(c)	5,760	996,480
Sun Country Airlines Holdings, Inc.(b)(c)	65,063	975,945
SunPower Corp.(b)(c)	420,646	1,308,209
Tennant Co.	15,176	1,717,771
Titan International, Inc.(b)(c)	154,187	1,967,426
Trinity Industries, Inc.(c)	115,918	2,941,999
Triumph Group, Inc.(b)(c)	134,542	1,870,134
TrueBlue, Inc.(b)	149,987	1,762,347
TTEC Holdings, Inc.(c)	136,619	2,384,002
UniFirst Corp.	13,950	2,353,644
Verra Mobility Corp., Class A(b)(c)	39,892	862,465
Vestis Corp.	163,437	3,066,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Viad Corp.(b)	38,133	$1,419,692
Vicor Corp.(b)(c)	11,751	437,607
Wabash National Corp.(c)	116,618	3,181,339

		267,628,793

Information Technology-8.54%
A10 Networks, Inc.	21,928	291,862
ACI Worldwide, Inc.(b)(c)	55,360	1,821,898
Adeia, Inc.	44,210	501,341
ADTRAN Holdings, Inc.(c)	226,343	1,287,892
Advanced Energy Industries, Inc.(c)	19,948	2,018,738
Agilysys, Inc.(b)	2,793	217,295
Alarm.com Holdings, Inc.(b)(c)	16,342	1,236,926
Alpha & Omega Semiconductor Ltd.(b)(c)	31,499	689,828
Arlo Technologies, Inc.(b)(c)	54,534	567,699
Axcelis Technologies, Inc.(b)(c)	9,544	1,075,322
Badger Meter, Inc.	4,794	760,760
Benchmark Electronics, Inc.	125,461	3,852,907
Cerence, Inc.(b)(c)	18,528	276,067
CEVA, Inc.(b)(c)	5,594	126,648
Cohu, Inc.(b)	22,634	727,230
Consensus Cloud Solutions, Inc.(b)(c)	15,433	245,693
Corsair Gaming, Inc.(b)(c)	113,240	1,466,458
CTS Corp.(c)	15,009	668,801
Digi International, Inc.(b)(c)	19,770	584,401
Digital Turbine, Inc.(b)(c)	103,686	328,685
Diodes, Inc.(b)	28,097	1,910,034
DoubleVerify Holdings, Inc.(b)(c)	17,247	532,760
DXC Technology Co.(b)	648,274	14,171,270
Envestnet, Inc.(b)(c)	30,930	1,593,823
ePlus, Inc.(b)	36,291	2,990,015
Extreme Networks, Inc.(b)	86,761	1,096,659
Fabrinet (Thailand)(b)(c)	17,877	3,853,745
FormFactor, Inc.(b)(c)	19,068	820,496
Harmonic, Inc.(b)(c)	62,125	815,701
Ichor Holdings Ltd.(b)(c)	35,963	1,539,216
Insight Enterprises, Inc.(b)(c)	60,212	11,319,856
InterDigital, Inc.(c)	5,666	606,375
Itron, Inc.(b)(c)	32,810	3,040,831
Knowles Corp.(b)(c)	46,373	757,735
Kulicke & Soffa Industries, Inc. (Singapore)(c)	15,445	735,491
LiveRamp Holdings, Inc.(b)	19,549	683,824
MaxLinear, Inc.(b)	47,773	928,707
Methode Electronics, Inc.	58,107	1,237,679
N-able, Inc.(b)(c)	36,219	487,870
NetScout Systems, Inc.(b)(c)	44,551	964,529
OSI Systems, Inc.(b)	11,371	1,491,648
PC Connection, Inc.	48,965	3,250,297
PDF Solutions, Inc.(b)(c)	5,845	198,672
Perficient, Inc.(b)(c)	15,380	997,701
Photronics, Inc.(b)	45,192	1,301,078
Plexus Corp.(b)	45,321	4,278,302
Progress Software Corp.	13,613	726,390
Rogers Corp.(b)	7,697	862,603
Sanmina Corp.(b)	196,853	12,441,110
ScanSource, Inc.(b)	112,242	4,852,222
Semtech Corp.(b)(c)	45,390	962,268
SiTime Corp.(b)(c)	1,537	142,172
SMART Global Holdings, Inc.(b)	101,972	2,168,944

	Shares	Value
Information Technology-(continued)
SolarEdge Technologies, Inc.(b)(c)	49,638	$3,334,184
SPS Commerce, Inc.(b)	3,028	560,664
TTM Technologies, Inc.(b)	170,683	2,534,643
Ultra Clean Holdings, Inc.(b)(c)	72,563	3,134,722
Veeco Instruments, Inc.(b)(c)	24,539	888,557
Viasat, Inc.(b)(c)	151,834	2,971,391
Viavi Solutions, Inc.(b)(c)	132,009	1,260,686
Xerox Holdings Corp.(c)	518,621	9,672,282
Xperi, Inc.(b)(c)	56,505	619,295

		127,482,898

Materials-6.25%
AdvanSix, Inc.	61,836	1,730,171
Alpha Metallurgical Resources, Inc.(c)	12,322	4,648,474
ATI, Inc.(b)(c)	113,386	5,576,323
Balchem Corp.	7,508	1,180,182
Carpenter Technology Corp.	44,944	2,905,630
Century Aluminum Co.(b)(c)	308,956	3,234,769
Clearwater Paper Corp.(b)	64,400	2,530,276
Compass Minerals International, Inc.	52,825	1,204,410
H.B. Fuller Co.	50,019	3,978,011
Hawkins, Inc.	16,179	1,136,575
Haynes International, Inc.	13,014	773,422
Ingevity Corp.(b)	45,016	2,056,331
Innospec, Inc.(c)	19,996	2,484,903
Kaiser Aluminum Corp.	57,875	4,197,095
Koppers Holdings, Inc.	53,585	3,033,983
Materion Corp.	16,139	2,167,790
Mativ Holdings, Inc., Class A	225,661	3,919,732
Mercer International, Inc. (Germany)(c)	274,076	2,516,018
Metallus, Inc.(b)(c)	67,572	1,469,691
Minerals Technologies, Inc.	37,571	2,718,638
Myers Industries, Inc.(c)	49,894	959,462
O-I Glass, Inc.(b)	510,332	8,634,817
Olympic Steel, Inc.	43,333	2,947,511
Quaker Chemical Corp.(c)	11,356	2,276,878
Sealed Air Corp.	179,506	6,259,374
Sensient Technologies Corp.	25,597	1,711,927
Stepan Co.	30,471	2,718,013
SunCoke Energy, Inc.	245,267	2,626,810
Sylvamo Corp.	78,614	4,749,072
Warrior Met Coal, Inc.	31,492	1,794,099
Worthington Steel, Inc.(b)	166,406	5,268,414

		93,408,801

Real Estate-3.54%
Acadia Realty Trust(c)	22,784	373,430
Alexander & Baldwin, Inc.	14,117	229,542
American Assets Trust, Inc.	21,803	470,291
Anywhere Real Estate, Inc.(b)(c)	984,869	6,175,129
Apple Hospitality REIT, Inc.	84,923	1,366,411
Armada Hoffler Properties, Inc.	56,625	576,442
Brandywine Realty Trust(c)	111,233	478,302
CareTrust REIT, Inc.(c)	10,021	226,074
Centerspace(c)	6,657	370,063
Chatham Lodging Trust(c)	32,798	334,540
Community Healthcare Trust, Inc.	4,174	113,282
Cushman & Wakefield PLC(b)(c)	1,181,765	11,805,832
DiamondRock Hospitality Co.(c)	133,779	1,257,523
Douglas Emmett, Inc.(c)	76,555	1,012,057
Easterly Government Properties, Inc.	24,567	289,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Elme Communities(c)	17,754	$228,671
Essential Properties Realty Trust, Inc.	14,966	357,538
eXp World Holdings, Inc.(c)	316,559	4,146,923
Four Corners Property Trust, Inc.(c)	10,817	261,555
Getty Realty Corp.	6,756	178,088
Global Net Lease, Inc.(c)	47,700	343,917
Highwoods Properties, Inc.	42,647	1,042,719
Hudson Pacific Properties, Inc.(c)	141,213	895,290
Innovative Industrial Properties, Inc.(c)	3,694	361,975
JBG SMITH Properties, (Acquired 03/17/2023 - 02/12/2024; Cost $610,801)(d)	42,378	702,627
Kennedy-Wilson Holdings, Inc.(c)	50,951	447,350
LTC Properties, Inc.(c)	6,371	200,432
LXP Industrial Trust	39,757	344,296
Macerich Co. (The)(c)	70,299	1,153,607
Marcus & Millichap, Inc.	21,628	793,531
NexPoint Residential Trust, Inc.	9,271	270,806
Outfront Media, Inc.	157,436	2,262,355
Pebblebrook Hotel Trust(c)	112,998	1,789,888
Phillips Edison & Co., Inc.	18,304	653,819
Retail Opportunity Investments Corp.(c)	26,035	336,632
Safehold, Inc.(b)(c)	13,833	278,320
Saul Centers, Inc.(c)	6,972	252,317
Service Properties Trust	270,365	1,838,482
SITE Centers Corp.	44,796	608,330
SL Green Realty Corp.	22,447	1,088,231
St. Joe Co. (The)	7,288	392,605
Summit Hotel Properties, Inc.	123,429	792,414
Sunstone Hotel Investors, Inc.	107,499	1,202,914
Tanger, Inc.	18,389	529,787
Uniti Group, Inc.(c)	281,340	1,648,652
Universal Health Realty Income Trust(c)	2,432	94,313
Urban Edge Properties	24,905	423,634
Veris Residential, Inc.	21,137	308,600
Whitestone REIT	13,630	167,922
Xenia Hotels & Resorts, Inc.(c)	88,416	1,356,301

		52,833,650

Utilities-0.64%
American States Water Co.	7,885	563,068

	Shares	Value
Utilities-(continued)
Avista Corp.	54,834	$1,820,489
California Water Service Group	16,139	740,619
Chesapeake Utilities Corp.(c)	7,225	737,167
Clearway Energy, Inc., Class A	33,931	687,442
Clearway Energy, Inc., Class C	32,173	701,371
Middlesex Water Co.	2,659	135,317
Northwest Natural Holding Co.	34,000	1,249,160
Otter Tail Corp.(c)	19,505	1,764,422
SJW Group	10,705	589,417
Unitil Corp.	12,430	633,433

		9,621,905

Total Common Stocks & Other Equity Interests (Cost $1,327,693,522)		1,492,273,054

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(g)(h) (Cost $1,240,720)	1,240,720	1,240,720

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,328,934,242)		1,493,513,774

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.84%
Invesco Private Government Fund, 5.29%(g)(h)(i)	111,788,848	111,788,848
Invesco Private Prime Fund, 5.49%(g)(h)(i)	288,867,805	289,012,239

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $400,837,824)		400,801,087

TOTAL INVESTMENTS IN SECURITIES-126.84% (Cost $1,729,772,066)		1,894,314,861
OTHER ASSETS LESS LIABILITIES-(26.84)%		(400,850,290)

NET ASSETS-100.00%		$1,493,464,571

Investment Abbreviations:

REIT-Real Estate Investment Trust

Rts. -Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Restricted security. The aggregate value of these securities at February 29, 2024 was $3,047,824, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 29, 2024 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Mortgage Capital, Inc.	$-	$102,504	$(85,584)	$-	$(16,920)	$-	$3,670

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	171,572	18,813,208	(17,744,060)	-	-	1,240,720	18,093

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	93,020,521	258,166,050	(239,397,723)	-	-	111,788,848	2,623,640	*

Invesco Private Prime Fund	242,598,879	574,111,085	(527,812,710)	(36,822)	151,807	289,012,239	6,996,975	*

Total	$335,790,972	$851,192,847	$(785,040,077)	$(36,822)	$134,887	$402,041,807	$9,642,378

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap 600 Revenue ETF (RWJ)–(continued)

February 29, 2024

(Unaudited)

 Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Discretionary	24.77

Industrials	17.92

Financials	10.90

Energy	9.38

Information Technology	8.54

Consumer Staples	8.10

Health Care	6.60

Materials	6.25

Real Estate	3.54

Communication Services	3.28

Utilities	0.64

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Consumer Discretionary-17.65%
Best Buy Co., Inc.(b)	496,896	$40,188,949
Ford Motor Co.	3,303,475	41,095,229
Hasbro, Inc.	124,708	6,271,565
Nordstrom, Inc.(b)	858,480	18,002,326
Travel + Leisure Co.	104,897	4,687,847
Whirlpool Corp.	194,583	20,896,268

		131,142,184

Consumer Staples-8.75%
Kraft Heinz Co. (The)	821,107	28,968,655
Philip Morris International, Inc.	400,936	36,068,202

		65,036,857

Energy-0.15%
DT Midstream, Inc.	18,928	1,090,821

Financials-29.53%
Ally Financial, Inc.	486,280	17,987,497
Associated Banc-Corp.	106,022	2,209,499
Citigroup, Inc.	684,139	37,962,873
Citizens Financial Group, Inc.	405,584	12,731,282
Fifth Third Bancorp	400,591	13,756,295
First Horizon Corp.	352,335	4,967,924
Franklin Resources, Inc.	326,682	8,967,421
Huntington Bancshares, Inc.	916,527	11,951,512
Invesco Ltd.(c)	412,604	6,358,228
Janus Henderson Group PLC	79,734	2,484,511
PNC Financial Services Group, Inc. (The)	236,009	34,740,525
Regions Financial Corp.	526,943	9,816,948
Synovus Financial Corp.	97,694	3,706,510
T. Rowe Price Group, Inc.	64,329	7,291,692
U.S. Bancorp	857,752	35,991,274
United Bankshares, Inc.	43,123	1,495,937
Valley National Bancorp	328,197	2,687,933
Zions Bancorporation N.A.	111,537	4,397,904

		219,505,765

Health Care-7.03%
Pfizer, Inc.	1,286,171	34,160,702
Viatris, Inc.	1,464,362	18,114,158

		52,274,860

Materials-15.98%
Amcor PLC	1,724,896	15,627,558
Dow, Inc.	686,332	38,352,232
International Paper Co.	598,329	21,156,914
LyondellBasell Industries N.V., Class A	390,037	39,112,910
Scotts Miracle-Gro Co. (The)(b)	68,570	4,505,049

		118,754,663

Real Estate-4.11%
Agree Realty Corp.	9,575	526,146

	Shares	Value
Real Estate-(continued)
Apartment Income REIT Corp.	27,625	$837,590
Brixmor Property Group, Inc.(b)	61,756	1,396,303
COPT Defense Properties(b)	31,078	753,020
Cousins Properties, Inc.	38,728	883,386
Crown Castle, Inc.	74,561	8,197,236
CubeSmart	25,873	1,128,322
Extra Space Storage, Inc.(b)	17,154	2,418,199
Federal Realty Investment Trust	12,295	1,239,951
Kimco Realty Corp.	97,835	1,933,220
Lamar Advertising Co., Class A(b)	22,068	2,439,617
NNN REIT, Inc.(b)	21,884	890,460
Realty Income Corp.	78,800	4,106,268
VICI Properties, Inc.	126,282	3,779,620

		30,529,338

Utilities-16.50%
ALLETE, Inc.	36,479	2,066,171
Black Hills Corp.	56,147	2,921,328
Dominion Energy, Inc.	424,265	20,292,595
Duke Energy Corp.	343,786	31,569,868
Edison International	284,304	19,338,358
Entergy Corp.	145,384	14,766,653
Evergy, Inc.	126,309	6,257,348
NorthWestern Energy Group, Inc.	34,934	1,674,037
OGE Energy Corp.	96,907	3,189,209
Pinnacle West Capital Corp.	76,936	5,257,037
Spire, Inc.	49,768	2,952,238
UGI Corp.(b)	505,698	12,379,487

		122,664,329

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $704,826,160)		740,998,817

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.98%
Invesco Private Government Fund, 5.29%(c)(d)(e)	8,113,053	8,113,053
Invesco Private Prime Fund, 5.49%(c)(d)(e)	21,449,491	21,460,216

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,574,614)		29,573,269

TOTAL INVESTMENTS IN SECURITIES-103.68% (Cost $734,400,774)		770,572,086
OTHER ASSETS LESS LIABILITIES-(3.68)%		(27,352,107)

NET ASSETS-100.00%		$743,219,979

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P Ultra Dividend Revenue ETF (RDIV)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Income

Invesco Ltd.	$6,066,969	$2,317,680	$(2,244,822)	$118,602	$99,799	$6,358,228	$187,295

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	13,939,149	(13,939,149)	-	-	-	9,589

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	10,872,441	112,736,081	(115,495,469)	-	-	8,113,053	393,231	*

Invesco Private Prime Fund	27,957,710	217,837,103	(224,351,087)	(1,224)	17,714	21,460,216	1,033,994	*

Total	$44,897,120	$346,830,013	$(356,030,527)	$117,378	$117,513	$35,931,497	$1,624,109

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	29.53

Consumer Discretionary	17.65

Utilities	16.50

Materials	15.98

Consumer Staples	8.75

Health Care	7.03

Real Estate	4.11

Energy	0.15

Money Market Funds Plus Other Assets Less Liabilities	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

		Invesco S&P
		MidCap 400	Invesco S&P	Invesco S&P
	Invesco S&P 500	Revenue	SmallCap 600	Ultra Dividend
	Revenue ETF (RWL)	ETF (RWK)	Revenue ETF (RWJ)	Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$2,798,126,374	$690,016,494	$1,492,273,054	$734,640,589
Affiliated investments in securities, at value	95,496,594	88,604,286	402,041,807	35,931,497
Cash	-	-	850	-
Receivable for:
Dividends and interest	6,082,663	647,506	1,437,121	3,634,856
Securities lending	4,970	10,959	81,547	4,505
Investments sold	-	141,482	-	1,295,789
Fund shares sold	-	2,139,586	-	-
Foreign tax reclaims	11,612	-	-	-

Total assets	2,899,722,213	781,560,313	1,895,834,379	775,507,236

Liabilities:
Due to custodian	1,525,284	509	-	1,186,726
Payable for:
Investments purchased	-	2,438,476	577,967	-
Investments purchased - affiliated broker	-	-	500,552	-
Collateral upon return of securities loaned	94,582,854	88,431,725	400,837,824	29,574,614
Fund shares repurchased	-	-	-	1,298,719
Accrued unitary management fees	820,488	207,446	453,465	227,198

Total liabilities	96,928,626	91,078,156	402,369,808	32,287,257

Net Assets	$2,802,793,587	$690,482,157	$1,493,464,571	$743,219,979

Net assets consist of:
Shares of beneficial interest	$2,391,280,117	$641,603,521	$1,540,441,247	$1,293,194,084
Distributable earnings (loss)	411,513,470	48,878,636	(46,976,676)	(549,974,105)

Net Assets	$2,802,793,587	$690,482,157	$1,493,464,571	$743,219,979

Shares outstanding (unlimited amount authorized, $0.01 par value)	31,226,400	6,411,400	35,934,200	17,020,000
Net asset value	$89.76	$107.70	$41.56	$43.67

Market price	$89.76	$107.63	$41.54	$43.63

Unaffiliated investments in securities, at cost	$2,270,166,982	$590,413,660	$1,327,693,522	$698,811,759

Affiliated investments in securities, at cost	$95,599,749	$88,611,815	$402,078,544	$35,589,015

(a) Includes securities on loan with an aggregate value of:	$93,565,290	$86,812,441	$393,466,122	$28,895,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

		Invesco S&P
		MidCap 400	Invesco S&P	Invesco S&P
	Invesco S&P 500	Revenue	SmallCap 600	Ultra Dividend
	Revenue ETF (RWL)	ETF (RWK)	Revenue ETF (RWJ)	Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$24,840,726	$4,683,978	$12,145,676	$15,860,531
Affiliated dividend income	42,673	5,383	21,763	196,884
Securities lending income, net	46,298	80,909	431,464	48,557
Foreign withholding tax	(11,375)	-	(3,513)	-

Total investment income	24,918,322	4,770,270	12,595,390	16,105,972

Expenses:
Unitary management fees	4,412,939	1,131,906	2,661,355	1,377,248

Less: Waivers	(438)	(97)	(354)	(223)

Net expenses	4,412,501	1,131,809	2,661,001	1,377,025

Net investment income	20,505,821	3,638,461	9,934,389	14,728,947

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(17,859,258)	(9,817,982)	6,979,277	(42,372,757)
Affiliated investment securities	30,392	38,763	134,832	62,457
Unaffiliated in-kind redemptions	41,429,425	24,953,216	14,268,972	2,559,350
Affiliated in-kind redemptions	1,175	-	55	55,056

Net realized gain (loss)	23,601,734	15,173,997	21,383,136	(39,695,894)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	244,679,709	46,404,027	80,536,746	107,931,762
Affiliated investment securities	(29,560)	(5,883)	(36,822)	117,378

Change in net unrealized appreciation	244,650,149	46,398,144	80,499,924	108,049,140

Net realized and unrealized gain	268,251,883	61,572,141	101,883,060	68,353,246

Net increase in net assets resulting from operations	$288,757,704	$65,210,602	$111,817,449	$83,082,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$20,505,821	$30,039,910	$3,638,461	$4,863,319
Net realized gain (loss)	23,601,734	(439,890)	15,173,997	3,613,026
Change in net unrealized appreciation (depreciation)	244,650,149	150,838,972	46,398,144	58,101,476

Net increase (decrease) in net assets resulting from operations	288,757,704	180,438,992	65,210,602	66,577,821

Distributions to Shareholders from:
Distributable earnings	(18,973,797)	(27,786,570)	(3,056,346)	(4,917,719)

Shareholder Transactions:
Proceeds from shares sold	586,569,470	539,755,341	167,777,531	164,996,491
Value of shares repurchased	(90,508,950)	(110,311,229)	(61,672,988)	(64,867,240)

Net increase (decrease) in net assets resulting from share transactions	496,060,520	429,444,112	106,104,543	100,129,251

Net increase (decrease) in net assets	765,844,427	582,096,534	168,258,799	161,789,353

Net assets:
Beginning of period	2,036,949,160	1,454,852,626	522,223,358	360,434,005

End of period	$2,802,793,587	$2,036,949,160	$690,482,157	$522,223,358

Changes in Shares Outstanding:
Shares sold	7,075,000	7,025,000	1,700,000	1,790,000
Shares repurchased	(1,125,000)	(1,450,000)	(600,000)	(770,000)
Shares outstanding, beginning of period	25,276,400	19,701,400	5,311,400	4,291,400

Shares outstanding, end of period	31,226,400	25,276,400	6,411,400	5,311,400

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective after the close of business on July 17, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)			Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Six Months Ended February 29, 2024	Year Ended August 31, 2023		Six Months Ended February 29, 2024	Year Ended August 31, 2023

$9,934,389	$15,282,086		$14,728,947	$34,430,738
21,383,136	(69,010,180)		(39,695,894)	18,973,839
80,499,924	125,599,113		108,049,140	(73,455,639)

111,817,449	71,871,019		83,082,193	(20,051,062)

(10,328,402)	(14,018,588)		(16,058,783)	(34,290,905)

73,110,528	543,347,453		23,697,124	736,508,673
(50,992,655)	(63,687,019)		(90,641,203)	(741,643,571)

22,117,873	479,660,434		(66,944,079)	(5,134,898)

123,606,920	537,512,865		79,331	(59,476,865)

1,369,857,651	832,344,786		743,140,648	802,617,513

$1,493,464,571	$1,369,857,651		$743,219,979	$743,140,648

1,930,000	14,300,000	(a)	630,000	16,740,000
(1,300,000)	(1,770,000	)(a)	(2,330,000)	(17,220,000)
35,304,200	22,774,200	(a)	18,720,000	19,200,000

35,934,200	35,304,200	(a)	17,020,000	18,720,000

27

Financial Highlights

Invesco S&P 500 Revenue ETF (RWL)

	Six Months Ended February 29, 2024		Years Ended August 31,				Two Months Ended August 31,		Year Ended June 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Per Share Operating Performance:
Net asset value at beginning of period	$80.59		$73.85	$75.74	$56.06	$52.61	$53.43		$50.69

Net investment income(a)	0.74		1.34	1.22	1.06	1.08	0.20		1.03
Net realized and unrealized gain (loss) on investments	9.14		6.66	(1.96)	19.68	3.53	(1.02)		2.72

Total from investment operations	9.88		8.00	(0.74)	20.74	4.61	(0.82)		3.75

Distributions to shareholders from:
Net investment income	(0.71)		(1.26)	(1.15)	(1.06)	(1.16)	-		(1.01)

Net asset value at end of period	$89.76		$80.59	$73.85	$75.74	$56.06	$52.61		$53.43

Market price at end of period(b)	$89.76		$80.60	$73.92	$75.74	$56.16	$52.62		$53.41

Net Asset Value Total Return(c)	12.33%		10.99%	(0.97)%	37.38%	9.09%	(1.54)%		7.51%
Market Price Total Return(c)	12.31%		10.91%	(0.89)%	37.13%	9.26%	(1.47)%		7.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,802,794		$2,036,949	$1,454,853	$1,049,098	$782,083	$918,178		$956,549
Ratio to average net assets of:
Expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39	%(e)	0.39%
Net investment income	1.81	%(d)	1.76%	1.60%	1.60%	2.01%	2.26	%(e)	1.99%
Portfolio turnover rate(f)	8%		20%	17%	17%	14%	0	%(g)	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco S&P MidCap 400 Revenue ETF (RWK)

	Six Months Ended February 29, 2024		Years Ended August 31,				Two Months Ended August 31,		Year Ended June 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Per Share Operating Performance:
Net asset value at beginning of period	$98.32		$83.99	$91.13	$56.56	$56.44	$61.01		$61.05

Net investment income(a)	0.61		1.05	1.03	0.69	0.74	0.10		0.65
Net realized and unrealized gain (loss) on investments	9.30		14.34	(7.18)	34.51	0.21	(4.67)		(0.06)

Total from investment operations	9.91		15.39	(6.15)	35.20	0.95	(4.57)		0.59

Distributions to shareholders from:
Net investment income	(0.53)		(1.06)	(0.99)	(0.63)	(0.83)	-		(0.63)

Net asset value at end of period	$107.70		$98.32	$83.99	$91.13	$56.56	$56.44		$61.01

Market price at end of period(b)	$107.63		$98.36	$84.06	$91.10	$56.62	$56.42		$60.91

Net Asset Value Total Return(c)	10.11%		18.51%	(6.75)%	62.54%	1.89%	(7.49)%		1.05%
Market Price Total Return(c)	10.00%		18.46%	(6.66)%	62.32%	2.03%	(7.37)%		0.90%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$690,482		$522,223	$360,434	$393,817	$209,365	$327,418		$356,996
Ratio to average net assets of:
Expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39	%(e)	0.39%
Net investment income	1.25	%(d)	1.17%	1.16%	0.88%	1.30%	1.06	%(e)	1.09%
Portfolio turnover rate(f)	18%		37%	31%	34%	33%	0	%(g)	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

	Six Months Ended February 29, 2024		Years Ended August 31,				Two Months Ended August 31,		Year Ended June 30,
	(Unaudited)		2023(a)	2022(a)	2021(a)	2020(a)	2019(a)		2019(a)
Per Share Operating Performance:
Net asset value at beginning of period.	$38.80		$36.55	$39.47	$21.05	$19.57	$21.10		$24.40

Net investment income(b)	0.28		0.52	0.33	0.22	0.30	0.04		0.26
Net realized and unrealized gain (loss) on investments	2.77		2.21	(2.95)	18.39	1.52	(1.57)		(3.29)

Total from investment operations	3.05		2.73	(2.62)	18.61	1.82	(1.53)		(3.03)

Distributions to shareholders from:
Net investment income	(0.29)		(0.48)	(0.30)	(0.19)	(0.34)	-		(0.27)

Net asset value at end of period	$41.56		$38.80	$36.55	$39.47	$21.05	$19.57		$21.10

Market price at end of period(c)	$41.54		$38.81	$36.57	$39.42	$21.06	$19.56		$21.08

Net Asset Value Total Return(d)	7.90%		7.58%	(6.63)%	88.75%	9.63%	(7.25)%		(12.45)%
Market Price Total Return(d)	7.80%		7.53%	(6.46)%	88.42%	9.70%	(7.18)%		(12.57)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,493,465		$1,369,858	$832,345	$643,110	$227,425	$349,395		$405,199
Ratio to average net assets of:
Expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39	%(f)	0.39%
Net investment income	1.46	%(e)	1.39%	0.85%	0.65%	1.50%	1.10	%(f)	1.15%
Portfolio turnover rate(g)	27%		46%	41%	40%	49%	1%		39%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights–(continued)

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

	Six Months Ended February 29, 2024		Years Ended August 31,				Two Months Ended August 31,		Year Ended June 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Per Share Operating Performance:
Net asset value at beginning of period	$39.70		$41.80	$41.18	$28.58	$35.65	$37.65		$38.19

Net investment income(a)	0.83		1.64	1.50	1.23	1.62	0.21		1.46
Net realized and unrealized gain (loss) on investments	4.03		(2.12)	0.51	13.29	(7.33)	(2.21)		(0.66)

Total from investment operations	4.86		(0.48)	2.01	14.52	(5.71)	(2.00)		0.80

Distributions to shareholders from:
Net investment income	(0.89)		(1.62)	(1.39)	(1.92)	(1.36)	-		(1.34)

Net asset value at end of period	$43.67		$39.70	$41.80	$41.18	$28.58	$35.65		$37.65

Market price at end of period(b)	$43.63		$39.71	$41.83	$41.16	$28.63	$35.67		$37.67

Net Asset Value Total Return(c)	12.43%		(1.17)%	5.06%	52.38%	(16.26)%	(5.31)%		2.26%
Market Price Total Return(c)	12.30%		(1.22)%	5.18%	52.06%	(16.17)%	(5.31)%		2.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$743,220		$743,141	$802,618	$740,071	$604,502	$1,572,300		$1,782,599
Ratio to average net assets of:
Expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39	%(e)	0.39%
Net investment income	4.17	%(d)	3.94%	3.58%	3.37%	4.77%	3.36	%(e)	3.93%
Portfolio turnover rate(f)	61%		127%	110%	97%	98%	12%		122%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco S&P 500 Revenue ETF (RWL)	“S&P 500 Revenue ETF”

Invesco S&P MidCap 400 Revenue ETF (RWK)	“S&P MidCap 400 Revenue ETF”

Invesco S&P SmallCap 600 Revenue ETF (RWJ)	“S&P SmallCap 600 Revenue ETF”

Invesco S&P Ultra Dividend Revenue ETF (RDIV)	“S&P Ultra Dividend Revenue ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index

S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index

S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index

S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

32

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

33

the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

34

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Invesco S&P 500 Revenue ETF	$1,944

Invesco S&P MidCap 400 Revenue ETF	5,277

Invesco S&P SmallCap 600 Revenue ETF	29,676

Invesco S&P Ultra Dividend Revenue ETF	2,808

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

35

unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because S&P Ultra Dividend Revenue ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. S&P Ultra Dividend Revenue ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

36

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

S&P 500 Revenue ETF	0.39%

S&P MidCap 400 Revenue ETF	0.39%

S&P SmallCap 600 Revenue ETF	0.39%

S&P Ultra Dividend Revenue ETF	0.39%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

S&P 500 Revenue ETF	$438

S&P MidCap 400 Revenue ETF	97

S&P SmallCap 600 Revenue ETF	354

S&P Ultra Dividend Revenue ETF	223

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

S&P 500 Revenue ETF	$32,014

S&P MidCap 400 Revenue ETF	30,655

S&P SmallCap 600 Revenue ETF	161,119

S&P Ultra Dividend Revenue ETF	160,678

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

37

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 29, 2024, the Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

S&P 500 Revenue ETF	$-	$ 244,600	$ (144,099)

S&P MidCap 400 Revenue ETF	-	3,993,409	(1,613,200)

S&P SmallCap 600 Revenue ETF	-	413,114	100,490

S&P Ultra Dividend Revenue ETF	-	372,892	(185,913)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

S&P 500 Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,799,044,687	$-	$-	$2,799,044,687

Money Market Funds	-	94,578,281	-	94,578,281

Total Investments	$2,799,044,687	$94,578,281	$-	$2,893,622,968

S&P MidCap 400 Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$690,016,494	$-	$-	$690,016,494

Money Market Funds	180,090	88,424,196	-	88,604,286

Total Investments	$690,196,584	$88,424,196	$-	$778,620,780

S&P SmallCap 600 Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,492,273,054	$-	$0	$1,492,273,054

Money Market Funds	1,240,720	400,801,087	-	402,041,807

Total Investments	$1,493,513,774	$400,801,087	$0	$1,894,314,861

38

	Level 1	Level 2	Level 3	Total

S&P Ultra Dividend Revenue ETF

Investments in Securities

Common Stocks & Other Equity Interests	$740,998,817	$-	$-	$740,998,817

Money Market Funds	-	29,573,269	-	29,573,269

Total Investments	$740,998,817	$29,573,269	$-	$770,572,086

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

S&P 500 Revenue ETF	$36,352,238	$107,612,192	$143,964,430

S&P MidCap 400 Revenue ETF	27,301,208	38,192,835	65,494,043

S&P SmallCap 600 Revenue ETF	68,109,939	155,453,569	223,563,508

S&P Ultra Dividend Revenue ETF	419,425,584	131,174,266	550,599,850

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

S&P 500 Revenue ETF	$190,493,659	$189,067,344

S&P MidCap 400 Revenue ETF	104,101,184	104,383,392

S&P SmallCap 600 Revenue ETF	373,155,519	373,241,437

S&P Ultra Dividend Revenue ETF	435,065,975	438,099,437

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

S&P 500 Revenue ETF	$583,360,885	$88,355,375

S&P MidCap 400 Revenue ETF	167,546,314	60,604,790

S&P SmallCap 600 Revenue ETF	72,884,721	50,851,744

S&P Ultra Dividend Revenue ETF	23,688,985	90,529,209

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

S&P 500 Revenue ETF	$582,245,202	$(58,573,927)	$523,671,275	$2,369,951,693

S&P MidCap 400 Revenue ETF	124,485,839	(26,565,423)	97,920,416	680,700,364

S&P SmallCap 600 Revenue ETF	283,774,543	(130,719,923)	153,054,620	1,741,260,241

S&P Ultra Dividend Revenue ETF	53,796,445	(18,080,203)	35,716,242	734,855,844

39

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

40

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco S&P 500 Revenue ETF (RWL)

Actual	$1,000.00	$1,123.30	0.39%	$2.06

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

Invesco S&P MidCap 400 Revenue ETF (RWK)

Actual	1,000.00	1,101.10	0.39	2.04

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

Actual	1,000.00	1,079.00	0.39	2.02

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

Actual	1,000.00	1,124.30	0.39	2.06

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

41

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-REV-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024

QQMG	Invesco ESG NASDAQ 100 ETF

QQJG	Invesco ESG NASDAQ Next Gen 100 ETF

QQQM	Invesco NASDAQ 100 ETF

QQQS	Invesco NASDAQ Future Gen 200 ETF

QQQJ	Invesco NASDAQ Next Gen 100 ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco ESG NASDAQ 100 ETF (QQMG)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-12.59%
Alphabet, Inc., Class A(b)	6,695	$926,990
Alphabet, Inc., Class C(b)	6,477	905,355
Charter Communications, Inc., Class A(b)(c)	293	86,122
Comcast Corp., Class A	8,543	366,068
Electronic Arts, Inc.	903	125,950
Meta Platforms, Inc., Class A	1,484	727,353
Netflix, Inc.(b)	1,299	783,193
Sirius XM Holdings, Inc.(c)	11,543	51,020
Take-Two Interactive Software, Inc.(b)	527	77,432
T-Mobile US, Inc.	2,236	365,139
Trade Desk, Inc. (The), Class A(b)	987	84,319
Warner Bros. Discovery, Inc.(b)	6,101	53,628

		4,552,569

Consumer Discretionary-10.53%
Airbnb, Inc., Class A(b)	938	147,707
Amazon.com, Inc.(b)	6,449	1,139,925
Booking Holdings, Inc.(b)	92	319,132
DoorDash, Inc., Class A(b)	841	104,763
lululemon athletica, inc.(b)	354	165,350
Marriott International, Inc., Class A	677	169,162
MercadoLibre, Inc. (Brazil)(b)	113	180,269
O’Reilly Automotive, Inc.(b)	210	228,358
PDD Holdings, Inc., ADR (China)(b)	907	112,958
Ross Stores, Inc.	929	138,384
Starbucks Corp.	2,332	221,307
Tesla, Inc.(b)	4,362	880,601

		3,807,916

Consumer Staples-4.77%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	1,496	102,671
Costco Wholesale Corp.	764	568,332
Dollar Tree, Inc.(b)	547	80,234
Keurig Dr Pepper, Inc.	2,897	86,649
Kraft Heinz Co. (The)	969	34,186
Mondelez International, Inc., Class A	3,078	224,909
Monster Beverage Corp.(b)	991	58,568
PepsiCo, Inc.	3,102	512,885
Walgreens Boots Alliance, Inc.	2,584	54,936

		1,723,370

Financials-0.50%
PayPal Holdings, Inc.(b)	3,018	182,106

Health Care-5.38%
Amgen, Inc.	1,217	333,251
AstraZeneca PLC, ADR (United Kingdom)	1,335	85,654
Biogen, Inc.(b)	321	69,654
DexCom, Inc.(b)	818	94,127
GE HealthCare Technologies, Inc.	520	47,466
Gilead Sciences, Inc.	2,670	192,507
IDEXX Laboratories, Inc.(b)	222	127,701
Illumina, Inc.(b)	428	59,847
Intuitive Surgical, Inc.(b)	839	323,518
Moderna, Inc.(b)	811	74,807

	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	310	$299,488
Vertex Pharmaceuticals, Inc.(b)	559	235,194

		1,943,214

Industrials-3.91%
Automatic Data Processing, Inc.	1,353	339,779
Cintas Corp.	292	183,554
Copart, Inc.(b)	2,898	154,029
CSX Corp.	4,497	170,616
Fastenal Co.	1,103	80,530
Old Dominion Freight Line, Inc.	319	141,151
PACCAR, Inc.	1,026	113,773
Paychex, Inc.	1,058	129,732
Verisk Analytics, Inc.	410	99,179

		1,412,343

Information Technology-61.79%
Adobe, Inc.(b)	1,540	862,831
Advanced Micro Devices, Inc.(b)	5,083	978,630
ANSYS, Inc.(b)	264	88,221
Apple, Inc.	21,729	3,927,517
Applied Materials, Inc.	2,875	579,657
ASML Holding N.V., New York Shares (Netherlands)	336	319,764
Atlassian Corp., Class A(b)(c)	383	79,442
Autodesk, Inc.(b)	625	161,356
Broadcom, Inc.	1,016	1,321,298
Cadence Design Systems, Inc.(b)	958	291,596
CDW Corp.	524	129,014
Cisco Systems, Inc.	13,363	646,368
Cognizant Technology Solutions Corp., Class A	1,601	126,511
CrowdStrike Holdings, Inc., Class A(b)	475	153,971
Datadog, Inc., Class A(b)(c)	886	116,474
Fortinet, Inc.(b)	2,039	140,915
GLOBALFOUNDRIES, Inc.(b)(c)	1,680	91,846
Intel Corp.	11,136	479,405
Intuit, Inc.	775	513,740
KLA Corp.	389	265,415
Lam Research Corp.	436	409,077
Marvell Technology, Inc.	2,513	180,082
Microchip Technology, Inc.	561	47,203
Micron Technology, Inc.	2,991	271,014
Microsoft Corp.	11,301	4,674,546
MongoDB, Inc.(b)	195	87,278
NVIDIA Corp.	4,003	3,166,853
NXP Semiconductors N.V. (China)	653	163,074
ON Semiconductor Corp.(b)	954	75,290
Palo Alto Networks, Inc.(b)	1,034	321,109
QUALCOMM, Inc.	3,412	538,379
Roper Technologies, Inc.	263	143,264
Splunk, Inc.(b)	384	59,988
Synopsys, Inc.(b)	488	279,980
Texas Instruments, Inc.	2,210	369,799
Workday, Inc., Class A(b)	598	176,207
Zscaler, Inc.(b)(c)	406	98,239

		22,335,353

Real Estate-0.23%
CoStar Group, Inc.(b)	936	81,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Utilities-0.21%
Exelon Corp.	2,145	$76,877

Total Common Stocks & Other Equity Interests (Cost $31,097,085)		36,115,208

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $8,744)	8,744	8,744

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $31,105,829)		36,123,952

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.64%
Invesco Private Government Fund, 5.29%(d)(e)(f)	165,978	$165,978
Invesco Private Prime Fund, 5.49%(d)(e)(f)	426,584	426,797

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $592,805)		592,775

TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $31,698,634)		36,716,727
OTHER ASSETS LESS LIABILITIES-(1.58)%		(570,133)

NET ASSETS-100.00%		$36,146,594

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$116,591	$(107,847)	$-	$-	$8,744	$165
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	857,889	1,304,176	(1,996,087)	-	-	165,978	6,311	*
Invesco Private Prime Fund	2,404,298	2,726,610	(4,704,447)	(20)	356	426,797	16,951	*

Total	$3,262,187	$4,147,377	$(6,808,381)	$(20)	$356	$601,519	$23,427

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG NASDAQ 100 ETF (QQMG)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	61.79

Communication Services	12.59

Consumer Discretionary	10.53

Health Care	5.38

Consumer Staples	4.77

Industrials	3.91

Sector Types Each Less Than 3%	0.94

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-6.79%
Fox Corp., Class A	1,212	$36,106
Fox Corp., Class B	1,154	31,597
Liberty Broadband Corp., Class C(b)	462	27,803
Liberty Media Corp.-Liberty Formula One(b)	778	56,607
Match Group, Inc.(b)	1,051	37,878
NetEase, Inc., ADR (China)	483	52,125
News Corp., Class A	1,983	53,303
News Corp., Class B	997	27,906
Roku, Inc., Class A(b)(c)	221	13,963

		337,288

Consumer Discretionary-14.52%
eBay, Inc.	2,122	100,328
Etsy, Inc.(b)	400	28,676
Expedia Group, Inc.(b)	301	41,183
Five Below, Inc.(b)	216	43,347
JD.com, Inc., ADR (China)(c)	1,279	28,931
LKQ Corp.	1,414	73,938
Lucid Group, Inc.(b)(c)	6,428	21,212
Pool Corp.	200	79,624
Rivian Automotive, Inc., Class A(b)(c)	2,060	23,319
Tractor Supply Co.(c)	472	120,039
Trip.com Group Ltd., ADR (China)(b)	980	43,581
Ulta Beauty, Inc.(b)	214	117,392

		721,570

Financials-0.99%
Jack Henry & Associates, Inc.	283	49,177

Health Care-20.86%
Align Technology, Inc.(b)	292	88,307
Alnylam Pharmaceuticals, Inc.(b)(c)	265	40,039
argenx SE, ADR (Netherlands)(b)	75	28,501
BeiGene Ltd., ADR (China)(b)(c)	122	20,209
BioMarin Pharmaceutical, Inc.(b)(c)	545	47,023
BioNTech SE, ADR (Germany)(b)(c)	279	24,820
Bio-Techne Corp.	652	47,968
Bruker Corp.	487	42,145
Cooper Cos., Inc. (The)	816	76,378
Henry Schein, Inc.(b)	617	47,182
Hologic, Inc.(b)	666	49,151
ICON PLC(b)	444	142,355
Incyte Corp.(b)	624	36,417
Insulet Corp.(b)	215	35,260
Jazz Pharmaceuticals PLC(b)	157	18,667
Medpace Holdings, Inc.(b)(c)	133	52,870
Neurocrine Biosciences, Inc.(b)	271	35,338
Repligen Corp.(b)(c)	240	46,558
Royalty Pharma PLC, Class A	888	26,942
Sanofi S.A., ADR	950	45,457
Shockwave Medical, Inc.(b)(c)	96	25,043
United Therapeutics Corp.(b)	148	33,395
Viatris, Inc.	2,142	26,496

		1,036,521

Industrials-10.30%
C.H. Robinson Worldwide, Inc.	461	34,151
Grab Holdings Ltd., Class A (Singapore)(b)(c)	11,416	35,047
J.B. Hunt Transport Services, Inc.	474	97,791

	Shares	Value
Industrials-(continued)
Lincoln Electric Holdings, Inc.(c)	189	$48,497
Nordson Corp.	157	41,707
Paylocity Holding Corp.(b)(c)	190	32,036
Ryanair Holdings PLC, ADR (Italy)(c)	295	40,784
Saia, Inc.(b)(c)	109	62,719
SS&C Technologies Holdings, Inc.	802	51,135
Tetra Tech, Inc.	209	37,060
United Airlines Holdings, Inc.(b)	677	30,797

		511,724

Information Technology-45.06%
Akamai Technologies, Inc.(b)	687	76,202
Amdocs Ltd.	561	51,163
AppLovin Corp., Class A(b)(c)	1,020	60,914
Bentley Systems, Inc., Class B(c)	1,243	63,853
Check Point Software Technologies Ltd. (Israel)(b)	468	75,077
DocuSign, Inc.(b)(c)	828	44,108
Enphase Energy, Inc.(b)	458	58,171
Entegris, Inc.	547	73,495
F5, Inc.(b)	248	46,431
First Solar, Inc.(b)	421	64,788
Flex Ltd.(b)	2,649	74,569
Gen Digital, Inc.	2,682	57,636
Lattice Semiconductor Corp.(b)(c)	536	41,063
Logitech International S.A., Class R (Switzerland)(c)	781	68,587
Manhattan Associates, Inc.(b)	251	63,586
Monolithic Power Systems, Inc.	184	132,487
NetApp, Inc.	924	82,347
Nice Ltd., ADR (Israel)(b)(c)	225	55,159
Nutanix, Inc., Class A(b)	903	57,034
Okta, Inc.(b)(c)	638	68,457
Open Text Corp. (Canada)	1,110	42,724
PTC, Inc.(b)	455	83,270
Qorvo, Inc.(b)	317	36,312
Seagate Technology Holdings PLC	1,049	97,609
Skyworks Solutions, Inc.	352	36,932
Super Micro Computer, Inc.(b)	199	172,358
Teradyne, Inc.	641	66,401
Trimble, Inc.(b)	1,253	76,671
VeriSign, Inc.(b)	349	68,156
Western Digital Corp.(b)	1,709	101,634
Zebra Technologies Corp., Class A(b)(c)	261	72,944
Zoom Video Communications, Inc., Class A(b)	973	68,820

		2,238,958

Materials-0.55%
Steel Dynamics, Inc.	205	27,433

Real Estate-0.82%
Zillow Group, Inc., Class A(b)	180	9,731
Zillow Group, Inc., Class C(b)(c)	558	31,331

		41,062

Total Common Stocks & Other Equity Interests (Cost $4,559,649)		4,963,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $3,254)	3,254	$3,254

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $4,562,903)		4,966,987

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-21.50%
Invesco Private Government Fund, 5.29%(d)(e)(f)	299,169	299,169

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	768,919	$769,303

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,068,527)		1,068,472

TOTAL INVESTMENTS IN SECURITIES-121.46% (Cost $5,631,430)		6,035,459
OTHER ASSETS LESS LIABILITIES-(21.46)%		(1,066,434)

NET ASSETS-100.00%		$4,969,025

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$305	$16,393	$(13,444)	$-	$-	$3,254	$40

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	160,121	2,075,023	(1,935,975)	-	-	299,169	6,008	*

Invesco Private Prime Fund	411,740	4,092,139	(3,734,801)	(44)	269	769,303	15,785	*

Total	$572,166	$6,183,555	$(5,684,220)	$(44)	$269	$1,071,726	$21,833

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)–(continued)

February 29, 2024

(Unaudited)

 Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	45.06

Health Care	20.86

Consumer Discretionary	14.52

Industrials	10.30

Communication Services	6.79

Sector Types Each Less Than 3%	2.36

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ 100 ETF (QQQM)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-15.60%
Alphabet, Inc., Class A(b)	3,790,595	$524,845,784
Alphabet, Inc., Class C(b)	3,666,972	512,569,346
Charter Communications, Inc., Class A(b)(c)	244,722	71,931,137
Comcast Corp., Class A	6,643,402	284,669,776
Electronic Arts, Inc.	444,613	62,014,621
Meta Platforms, Inc., Class A	2,261,820	1,108,585,837
Netflix, Inc.(b)	723,812	436,400,731
Sirius XM Holdings, Inc.(c)	6,342,905	28,035,640
Take-Two Interactive Software, Inc.(b)	281,372	41,341,988
T-Mobile US, Inc.	1,913,232	312,430,786
Trade Desk, Inc. (The), Class A(b)	737,745	63,025,555
Warner Bros. Discovery, Inc.(b)	4,029,936	35,423,137

		3,481,274,338

Consumer Discretionary-13.62%
Airbnb, Inc., Class A(b)	717,963	113,057,634
Amazon.com, Inc.(b)	6,619,194	1,170,008,732
Booking Holdings, Inc.(b)	58,188	201,844,280
DoorDash, Inc., Class A(b)	613,155	76,380,718
lululemon athletica, inc.(b)	200,947	93,860,334
Marriott International, Inc., Class A	485,959	121,426,575
MercadoLibre, Inc. (Brazil)(b)(c)	83,917	133,872,790
O’Reilly Automotive, Inc.(b)	97,880	106,436,670
PDD Holdings, Inc., ADR (China)(b)(c)	1,105,145	137,634,758
Ross Stores, Inc.	558,944	83,260,298
Starbucks Corp.	1,880,600	178,468,940
Tesla, Inc.(b)	3,081,966	622,187,296

		3,038,439,025

Consumer Staples-6.56%
Coca-Cola Europacific Partners PLC
(United Kingdom)(c)	754,465	51,778,933
Costco Wholesale Corp.	732,536	544,926,205
Dollar Tree, Inc.(b)(c)	359,696	52,760,209
Keurig Dr Pepper, Inc.	2,310,052	69,093,655
Kraft Heinz Co. (The)	2,026,203	71,484,442
Mondelez International, Inc., Class A	2,251,538	164,519,882
Monster Beverage Corp.(b)	1,718,587	101,568,492
PepsiCo, Inc.	2,274,592	376,081,041
Walgreens Boots Alliance, Inc.	1,427,944	30,358,089

		1,462,570,948

Energy-0.46%
Baker Hughes Co., Class A	1,663,000	49,208,170
Diamondback Energy, Inc.	295,786	53,986,861

		103,195,031

Financials-0.48%
PayPal Holdings, Inc.(b)	1,780,797	107,453,291

Health Care-6.25%
Amgen, Inc.	884,814	242,288,618
AstraZeneca PLC, ADR (United Kingdom)(c)	962,166	61,732,571
Biogen, Inc.(b)	238,747	51,805,712
DexCom, Inc.(b)	638,827	73,509,823
GE HealthCare Technologies, Inc.	752,252	68,665,563
Gilead Sciences, Inc.	2,059,044	148,457,072

	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	137,024	$78,820,315
Illumina, Inc.(b)	261,945	36,627,769
Intuitive Surgical, Inc.(b)	582,500	224,612,000
Moderna, Inc.(b)(c)	629,892	58,101,238
Regeneron Pharmaceuticals, Inc.(b)	177,316	171,303,214
Vertex Pharmaceuticals, Inc.(b)	426,578	179,478,428

		1,395,402,323

Industrials-4.83%
Automatic Data Processing, Inc.	680,479	170,888,691
Cintas Corp.	168,886	106,163,428
Copart, Inc.(b)	1,587,255	84,362,603
CSX Corp.	3,265,740	123,902,176
Fastenal Co.(c)	944,929	68,989,266
Honeywell International, Inc.	1,090,727	216,760,177
Old Dominion Freight Line, Inc.	180,927	80,056,579
PACCAR, Inc.	864,193	95,830,362
Paychex, Inc.	596,243	73,111,317
Verisk Analytics, Inc.	239,964	58,047,292

		1,078,111,891

Information Technology-50.69%
Adobe, Inc.(b)	753,238	422,024,187
Advanced Micro Devices, Inc.(b)	2,672,775	514,589,371
Analog Devices, Inc.	821,146	157,512,226
ANSYS, Inc.(b)	144,143	48,168,266
Apple, Inc.	9,961,821	1,800,599,146
Applied Materials, Inc.	1,383,961	279,034,217
ASML Holding N.V., New York Shares (Netherlands)	145,446	138,418,049
Atlassian Corp., Class A(b)(c)	256,522	53,207,793
Autodesk, Inc.(b)	353,815	91,344,419
Broadcom, Inc.	772,534	1,004,672,742
Cadence Design Systems, Inc.(b)	450,195	137,030,354
CDW Corp.	221,441	54,520,989
Cisco Systems, Inc.	6,722,646	325,174,387
Cognizant Technology Solutions Corp., Class A	828,236	65,447,209
CrowdStrike Holdings, Inc., Class A(b)	376,728	122,116,381
Datadog, Inc., Class A(b)	498,520	65,535,439
Fortinet, Inc.(b)	1,269,080	87,706,119
GLOBALFOUNDRIES, Inc.(b)(c)	904,492	49,448,578
Intel Corp.	6,974,818	300,265,915
Intuit, Inc.	463,379	307,169,305
KLA Corp.	224,934	153,472,468
Lam Research Corp.	218,337	204,854,690
Marvell Technology, Inc.(c)	1,426,349	102,212,169
Microchip Technology, Inc.	893,238	75,157,045
Micron Technology, Inc.	1,824,004	165,273,002
Microsoft Corp.	4,760,667	1,969,202,298
MongoDB, Inc.(b)(c)	118,617	53,090,597
NVIDIA Corp.	1,582,115	1,251,642,819
NXP Semiconductors N.V. (China)	426,693	106,558,043
ON Semiconductor Corp.(b)	712,169	56,204,377
Palo Alto Networks, Inc.(b)(c)	521,683	162,008,656
QUALCOMM, Inc.	1,841,350	290,546,616
Roper Technologies, Inc.	176,799	96,307,719
Splunk, Inc.(b)	279,128	43,605,376
Synopsys, Inc.(b)	251,694	144,404,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	1,501,237	$251,201,987
Workday, Inc., Class A(b)	345,347	101,759,947
Zscaler, Inc.(b)(c)	245,299	59,354,999

		11,310,842,299

Real Estate-0.26%
CoStar Group, Inc.(b)(c)	675,251	58,767,095

Utilities-1.21%
American Electric Power Co., Inc.	868,225	73,964,088
Constellation Energy Corp.	528,089	88,956,592
Exelon Corp.	1,644,272	58,930,708
Xcel Energy, Inc.	911,930	48,049,592

		269,900,980

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $18,530,870,200)		22,305,957,221

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.94%
Invesco Private Government Fund, 5.29%(d)(e)(f)	123,385,951	$123,385,951
Invesco Private Prime Fund, 5.49%(d)(e)(f)	309,862,930	310,017,861

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $433,437,484)		433,403,812

TOTAL INVESTMENTS IN SECURITIES-101.90% (Cost $18,964,307,684)		22,739,361,033
OTHER ASSETS LESS LIABILITIES-(1.90)%		(423,216,643)

NET ASSETS-100.00%		$22,316,144,390

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$5,153,075	$110,124,330	$(115,277,405)	$-	$-	$-	$149,234

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	91,268,225	774,853,516	(742,735,790)	-	-	123,385,951	2,939,246	*

Invesco Private Prime Fund	254,782,461	1,741,156,231	(1,686,046,973)	(33,672)	159,814	310,017,861	7,783,254	*

Total	$351,203,761	$2,626,134,077	$(2,544,060,168)	$(33,672)	$159,814	$433,403,812	$10,871,734

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ 100 ETF (QQQM)–(continued)

February 29, 2024

(Unaudited)

 Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	50.69

Communication Services	15.60

Consumer Discretionary	13.62

Consumer Staples	6.56

Health Care	6.25

Industrials	4.83

Sector Types Each Less Than 3%	2.41

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Future Gen 200 ETF (QQQS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.68%
Bandwidth, Inc., Class A(b)(c)	3,019	$62,010
EchoStar Corp., Class A(b)(c)	3,162	41,454
iHeartMedia, Inc., Class A(b)	12,642	35,019

		138,483

Consumer Discretionary-6.86%
BRP, Inc.(c)	537	35,404
Garrett Motion, Inc. (Switzerland)(b)(c)	4,476	43,059
Gentex Corp.	1,088	39,745
Gentherm, Inc.(b)(c)	721	40,996
Goodyear Tire & Rubber Co. (The)(b)	2,388	28,369
GoPro, Inc., Class A(b)	9,178	21,477
Helen of Troy Ltd.(b)(c)	311	38,875
Johnson Outdoors, Inc., Class A	630	28,955
Lovesac Co. (The)(b)(c)	1,585	36,518
MasterCraft Boat Holdings, Inc.(b)(c)	1,655	36,294
Newell Brands, Inc.	4,343	32,573
Qurate Retail, Inc., Class A(b)	42,911	60,505
Sleep Number Corp.(b)(c)	3,239	53,508
Sonos, Inc.(b)	2,193	41,579
Stitch Fix, Inc., Class A(b)(c)	8,857	28,608

		566,465

Energy-0.74%
DMC Global, Inc.(b)	2,076	34,628
Gevo, Inc.(b)(c)	29,317	26,139

		60,767

Health Care-58.79%
10X Genomics, Inc., Class A(b)(c)	759	35,400
Accuray, Inc.(b)(c)	12,693	33,002
Adaptive Biotechnologies Corp.(b)(c)	7,563	31,084
Agenus, Inc.(b)	42,632	28,563
Agios Pharmaceuticals, Inc.(b)(c)	1,492	48,221
Akebia Therapeutics, Inc.(b)	31,255	49,383
Aldeyra Therapeutics, Inc.(b)(c)	11,962	43,302
Alector, Inc.(b)(c)	6,070	42,308
Alkermes PLC(b)(c)	1,359	40,349
Alphatec Holdings, Inc.(b)(c)	2,791	37,483
Alpine Immune Sciences, Inc.(b)(c)	2,136	75,230
Altimmune, Inc.(b)	10,513	127,207
Amarin Corp. PLC, ADR (Ireland)(b)(c)	42,364	45,329
Amicus Therapeutics, Inc.(b)	3,005	38,524
AnaptysBio, Inc.(b)(c)	2,342	59,791
AngioDynamics, Inc.(b)	5,021	27,565
Anika Therapeutics, Inc.(b)(c)	1,510	36,663
Arbutus Biopharma Corp.(b)	16,162	45,254
Ardelyx, Inc.(b)(c)	7,346	68,465
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,562	50,140
Arvinas, Inc.(b)(c)	1,513	69,568
AtriCure, Inc.(b)(c)	933	32,627
Atrion Corp.(c)	109	40,111
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	7,740	46,440
Avadel Pharmaceuticals PLC, ADR(b)(c)	2,872	36,704
Axogen, Inc.(b)	5,060	53,434
Azenta, Inc.(b)(c)	592	38,569

	Shares	Value
Health Care-(continued)
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	2,302	$57,757
BioCryst Pharmaceuticals, Inc.(b)(c)	5,584	31,438
BioXcel Therapeutics, Inc.(b)(c)	8,720	27,730
bluebird bio, Inc.(b)(c)	8,672	12,054
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	27,325	4,919
Cerus Corp.(b)(c)	20,422	44,520
Codexis, Inc.(b)(c)	14,038	65,277
Coherus BioSciences, Inc.(b)(c)	15,551	35,456
CorMedix, Inc.(b)(c)	10,195	36,090
Deciphera Pharmaceuticals, Inc.(b)	2,629	43,878
DENTSPLY SIRONA, Inc.	1,032	33,726
Editas Medicine, Inc.(b)(c)	3,147	31,659
Enanta Pharmaceuticals, Inc.(b)	3,546	50,956
Esperion Therapeutics, Inc.(b)(c)	24,832	62,328
Fate Therapeutics, Inc.(b)(c)	13,302	94,311
Geron Corp.(b)(c)	17,164	34,328
Gritstone bio, Inc.(b)(c)	25,301	70,843
Heron Therapeutics, Inc.(b)(c)	26,748	71,150
ICU Medical, Inc.(b)(c)	380	41,507
IGM Biosciences, Inc.(b)(c)	4,916	62,089
I-Mab, ADR (China)(b)(c)	21,175	37,692
Innoviva, Inc.(b)(c)	2,393	36,565
Inogen, Inc.(b)(c)	5,694	37,865
Inovio Pharmaceuticals, Inc.(b)(c)	7,003	62,047
Integra LifeSciences Holdings Corp.(b)(c)	844	31,152
Ionis Pharmaceuticals, Inc.(b)(c)	668	30,200
Iovance Biotherapeutics, Inc.(b)(c)	5,458	86,837
Ironwood Pharmaceuticals, Inc.(b)(c)	3,349	31,581
KalVista Pharmaceuticals, Inc.(b)(c)	3,926	53,590
Kodiak Sciences, Inc.(b)	13,688	82,265
Kura Oncology, Inc.(b)(c)	3,425	72,199
Lexicon Pharmaceuticals, Inc.(b)(c)	31,255	77,825
Ligand Pharmaceuticals, Inc.(b)(c)	568	45,071
LivaNova PLC(b)	730	40,011
MacroGenics, Inc.(b)	4,038	72,442
MannKind Corp.(b)(c)	9,151	37,611
Masimo Corp.(b)(c)	354	45,503
MaxCyte, Inc.(b)(c)	6,972	32,071
MeiraGTx Holdings PLC(b)	6,349	39,173
Merit Medical Systems, Inc.(b)	457	34,823
Mersana Therapeutics, Inc.(b)	20,077	109,219
Merus N.V. (Netherlands)(b)(c)	1,341	65,012
MiMedx Group, Inc.(b)(c)	4,263	34,786
Ocular Therapeutix, Inc.(b)(c)	13,267	133,466
Omeros Corp.(b)(c)	15,126	68,067
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)(c)	986	25,873
OPKO Health, Inc.(b)	22,689	22,689
OraSure Technologies, Inc.(b)	4,527	32,572
Orthofix Medical, Inc.(b)	2,998	39,154
Pacific Biosciences of California, Inc.(b)(c)	3,906	21,600
Pacira BioSciences, Inc.(b)(c)	1,212	36,021
PDS Biotechnology Corp.(b)(c)	6,299	41,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Future Gen 200 ETF (QQQS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Phibro Animal Health Corp., Class A	3,454	$44,660
Prothena Corp. PLC (Ireland)(b)(c)	1,017	28,059
PTC Therapeutics, Inc.(b)(c)	1,439	40,565
Revance Therapeutics, Inc.(b)(c)	4,893	34,936
Rigel Pharmaceuticals, Inc.(b)	29,062	44,174
Sage Therapeutics, Inc.(b)(c)	1,690	36,301
Scilex Holding Co., Class C (Singapore)(b)	2,541	5,767
Seres Therapeutics, Inc.(b)	31,856	36,316
SI-BONE, Inc.(b)	1,737	30,137
SIGA Technologies, Inc.(c)	6,099	31,776
Silk Road Medical, Inc.(b)	3,549	63,847
Standard BioTools, Inc.(b)	12,841	28,892
Supernus Pharmaceuticals, Inc.(b)(c)	1,218	36,175
SurModics, Inc.(b)	1,011	32,251
Sutro Biopharma, Inc.(b)(c)	12,605	61,891
Tactile Systems Technology, Inc.(b)(c)	2,486	37,911
Tandem Diabetes Care, Inc.(b)	1,624	43,247
Theravance Biopharma, Inc.(b)(c)	3,159	29,916
TransMedics Group, Inc.(b)(c)	440	35,904
Twist Bioscience Corp.(b)(c)	1,370	53,827
uniQure N.V. (Netherlands)(b)	4,887	28,100
Vanda Pharmaceuticals, Inc.(b)	8,906	39,810
Varex Imaging Corp.(b)(c)	1,760	30,272
Vir Biotechnology, Inc.(b)(c)	3,489	39,216
Voyager Therapeutics, Inc.(b)(c)	4,563	37,964
WaVe Life Sciences Ltd.(b)	6,239	30,010
X4 Pharmaceuticals, Inc.(b)	42,474	41,225
Xencor, Inc.(b)	1,790	41,080

		4,853,453

Industrials-6.24%
AeroVironment, Inc.(b)(c)	238	30,176
American Superconductor Corp.(b)(c)	3,503	47,115
Astronics Corp.(b)(c)	2,229	42,730
Ballard Power Systems, Inc. (Canada)(b)(c)	9,440	29,642
Conduent, Inc.(b)	10,896	37,482
Energy Recovery, Inc.(b)	1,738	27,165
Hudson Technologies, Inc.(b)	2,680	39,262
Interface, Inc.(c)	3,276	51,499
LSI Industries, Inc.(c)	2,508	36,190
Lyft, Inc., Class A(b)	2,801	44,480
Matthews International Corp., Class A(c)	968	28,014
MillerKnoll, Inc.	1,285	39,257
Stratasys Ltd.(b)(c)	3,001	37,062
SunPower Corp.(b)(c)	7,982	24,824

		514,898

Information Technology-24.67%
8x8, Inc.(b)(c)	10,720	30,338
Advanced Energy Industries, Inc.(c)	350	35,420
Aehr Test Systems(b)(c)	1,442	23,461
Alpha & Omega Semiconductor Ltd.(b)(c)	1,535	33,617
Amkor Technology, Inc.	1,175	36,449
Applied Optoelectronics, Inc.(b)(c)	2,481	39,646
Atomera, Inc.(b)(c)	4,807	30,284
Aviat Networks, Inc.(b)(c)	1,091	38,720
Axcelis Technologies, Inc.(b)(c)	267	30,083
Bel Fuse, Inc., Class B	610	31,702
Canadian Solar, Inc. (Canada)(b)	1,578	33,280
CEVA, Inc.(b)(c)	1,524	34,503
Cirrus Logic, Inc.(b)(c)	439	40,309

	Shares	Value
Information Technology-(continued)
Cognex Corp.	877	$34,598
CommScope Holding Co., Inc.(b)(c)	19,706	22,957
Commvault Systems, Inc.(b)	450	43,070
Comtech Telecommunications Corp.	2,808	18,982
Digimarc Corp.(b)(c)	992	34,780
Dropbox, Inc., Class A(b)(c)	1,175	28,141
FARO Technologies, Inc.(b)	1,803	40,369
Himax Technologies, Inc., ADR (Taiwan)	5,800	31,958
Hollysys Automation Technologies Ltd. (China)(b)	1,451	37,175
Immersion Corp.(c)	5,110	34,493
Infinera Corp.(b)(c)	8,488	42,610
InterDigital, Inc.(c)	331	35,424
IPG Photonics Corp.(b)(c)	348	30,050
Itron, Inc.(b)	486	45,042
Kimball Electronics, Inc.(b)(c)	1,332	29,983
Kulicke & Soffa Industries, Inc. (Singapore)(c)	641	30,524
Littelfuse, Inc.	143	34,068
LivePerson, Inc.(b)	11,666	14,816
Lumentum Holdings, Inc.(b)(c)	775	37,564
Luna Innovations, Inc.(b)(c)	5,199	35,249
MaxLinear, Inc.(b)(c)	1,769	34,389
MicroVision, Inc.(b)(c)	13,145	31,022
Mitek Systems, Inc.(b)(c)	2,935	34,075
MKS Instruments, Inc.	397	48,736
NETGEAR, Inc.(b)	2,429	36,411
nLight, Inc.(b)(c)	2,508	33,181
Nova Ltd. (Israel)(b)(c)	259	44,924
OSI Systems, Inc.(b)(c)	269	35,287
Power Integrations, Inc.	431	30,799
Radware Ltd. (Israel)(b)	2,170	38,539
Rambus, Inc.(b)(c)	488	28,909
Semtech Corp.(b)(c)	2,021	42,845
Silicon Laboratories, Inc.(b)	312	42,912
Silicon Motion Technology Corp., ADR (Taiwan)	559	39,572
SMART Global Holdings, Inc.(b)	1,987	42,263
SolarEdge Technologies, Inc.(b)(c)	415	27,876
Synaptics, Inc.(b)	325	32,533
Turtle Beach Corp.(b)	2,931	31,303
Universal Display Corp.	198	34,535
Upland Software, Inc.(b)(c)	7,019	20,566
Veeco Instruments, Inc.(b)(c)	1,163	42,112
Verint Systems, Inc.(b)(c)	1,339	42,326
Viasat, Inc.(b)(c)	1,620	31,703
Viavi Solutions, Inc.(b)(c)	4,102	39,174
Vuzix Corp.(b)(c)	15,776	26,661
Xerox Holdings Corp.(c)	2,368	44,163

		2,036,481

Materials-0.96%
Haynes International, Inc.	679	40,353
Innospec, Inc.	317	39,394

		79,747

Total Common Stocks & Other Equity Interests (Cost $7,657,912)		8,250,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco NASDAQ Future Gen 200 ETF (QQQS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $339)	339	$339

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $7,658,251)		8,250,633

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-55.52%
Invesco Private Government Fund, 5.29%(e)(f)(g)	1,283,464	1,283,464

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(e)(f)(g)	3,298,688	$3,300,337

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,584,317)		4,583,801

TOTAL INVESTMENTS IN SECURITIES-155.46% (Cost $12,242,568)		12,834,434
OTHER ASSETS LESS LIABILITIES-(55.46)%		(4,578,825)

NET ASSETS-100.00%		$8,255,609

Investment Abbreviations:

ADR-American Depositary Receipt

Rts. -Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,428	$83,462	$(84,551)	$-	$-	$339	$77

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	626,570	3,099,045	(2,442,151)	-	-	1,283,464	21,566	*

Invesco Private Prime Fund	1,609,220	6,313,819	(4,623,236)	(515)	1,049	3,300,337	56,620	*

Total	$2,237,218	$9,496,326	$(7,149,938)	$(515)	$1,049	$4,584,140	$78,263

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco NASDAQ Future Gen 200 ETF (QQQS)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Health Care	58.79

Information Technology	24.67

Consumer Discretionary	6.86

Industrials	6.24

Sector Types Each Less Than 3%	3.38

Money Market Funds Plus Other Assets

Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-6.66%
Baidu, Inc., ADR (China)(b)(c)	65,494	$6,636,507
Fox Corp., Class A	119,854	3,570,450
Fox Corp., Class B	114,206	3,126,960
Liberty Broadband Corp., Class C(b)(c)	60,990	3,670,378
Liberty Media Corp.-Liberty Formula One(b) .	100,904	7,341,775
Liberty Media Corp.-Liberty Live, Series C(b)(c)	30,823	1,227,372
Match Group, Inc.(b)	131,769	4,748,955
NetEase, Inc., ADR (China)	57,628	6,219,214
News Corp., Class A	184,544	4,960,543
News Corp., Class B	92,781	2,596,940
Roku, Inc., Class A(b)(c)	60,639	3,831,172

		47,930,266

Consumer Discretionary-16.22%
Caesars Entertainment, Inc.(b)	104,575	4,545,875
Churchill Downs, Inc.(c)	36,165	4,407,429
DraftKings, Inc., Class A(b)	227,161	9,840,614
eBay, Inc.	252,645	11,945,056
Etsy, Inc.(b)(c)	58,050	4,161,604
Expedia Group, Inc.(b)	64,892	8,878,523
Five Below, Inc.(b)(c)	26,757	5,369,595
JD.com, Inc., ADR (China)(c)	231,956	5,246,845
LKQ Corp.	129,728	6,783,477
Lucid Group, Inc.(b)(c)	1,109,885	3,662,620
Pool Corp.(c)	18,755	7,466,741
Rivian Automotive, Inc., Class A(b)(c)	462,400	5,234,368
Tractor Supply Co.(c)	52,619	13,382,064
Trip.com Group Ltd., ADR (China)(b)(c)	158,040	7,028,039
Ulta Beauty, Inc.(b)	23,639	12,967,410
Wynn Resorts Ltd.	54,755	5,760,226

		116,680,486

Consumer Staples-0.77%
Casey’s General Stores, Inc.(c)	18,067	5,501,221

Energy-1.35%
APA Corp.	148,693	4,429,564
Chesapeake Energy Corp.(c)	63,542	5,260,007

		9,689,571

Financials-0.85%
Jack Henry & Associates, Inc.	35,305	6,134,950

Health Care-21.09%
Align Technology, Inc.(b)	37,304	11,281,476
Alnylam Pharmaceuticals, Inc.(b)(c)	61,068	9,226,764
argenx SE, ADR (Netherlands)(b)	15,572	5,917,516
BeiGene Ltd., ADR (China)(b)(c)	20,373	3,374,787
BioMarin Pharmaceutical, Inc.(b)(c)	91,761	7,917,139
BioNTech SE, ADR (Germany)(b)(c)	46,649	4,149,895
Bio-Techne Corp.(c)	76,671	5,640,685
Bruker Corp.	67,104	5,807,180
Cooper Cos., Inc. (The)	96,452	9,027,907
Henry Schein, Inc.(b)	62,990	4,816,845
Hologic, Inc.(b)	116,860	8,624,268
ICON PLC(b)	39,989	12,821,273
Incyte Corp.(b)	109,205	6,373,204
Insulet Corp.(b)	33,855	5,552,220

	Shares	Value
Health Care-(continued)
Jazz Pharmaceuticals PLC(b)	30,521	$3,628,947
Medpace Holdings, Inc.(b)	14,873	5,912,315
Neurocrine Biosciences, Inc.(b)(c)	47,909	6,247,334
Repligen Corp.(b)(c)	27,063	5,249,951
Royalty Pharma PLC, Class A	216,550	6,570,127
Sanofi S.A., ADR	136,808	6,546,263
Shockwave Medical, Inc.(b)(c)	17,887	4,666,182
United Therapeutics Corp.(b)	22,781	5,140,305
Viatris, Inc.	584,883	7,235,003

		151,727,586

Industrials-12.24%
Axon Enterprise, Inc.(b)	36,478	11,212,243
C.H. Robinson Worldwide, Inc.	56,553	4,189,446
Grab Holdings Ltd., Class A (Singapore)(b)(c) .	1,837,829	5,642,135
J.B. Hunt Transport Services, Inc.	50,235	10,363,983
Lincoln Electric Holdings, Inc.(c)	27,729	7,115,261
Nordson Corp.	27,785	7,381,085
Paylocity Holding Corp.(b)	27,231	4,591,419
Ryanair Holdings PLC, ADR (Italy)(c)	47,347	6,545,723
Saia, Inc.(b)(c)	12,871	7,405,974
SS&C Technologies Holdings, Inc.	120,620	7,690,731
Tetra Tech, Inc.	25,815	4,577,516
United Airlines Holdings, Inc.(b)	159,019	7,233,774
Woodward, Inc.	29,107	4,118,350

		88,067,640

Information Technology-36.83%
Akamai Technologies, Inc.(b)	73,437	8,145,632
Amdocs Ltd.	57,699	5,262,149
AppLovin Corp., Class A(b)(c)	128,293	7,661,658
Bentley Systems, Inc., Class B(c)	138,622	7,121,012
Check Point Software Technologies Ltd. (Israel)(b)(c)	56,961	9,137,684
DocuSign, Inc.(b)(c)	98,509	5,247,574
Enphase Energy, Inc.(b)	66,507	8,447,054
Entegris, Inc.	73,127	9,825,344
F5, Inc.(b)	28,949	5,419,832
First Solar, Inc.(b)	52,025	8,006,127
Flex Ltd.(b)	210,107	5,914,512
Gen Digital, Inc.	312,249	6,710,231
Lattice Semiconductor Corp.(b)(c)	66,917	5,126,511
Logitech International S.A., Class R (Switzerland)(c)	76,405	6,709,887
Manhattan Associates, Inc.(b)	29,843	7,560,127
Monolithic Power Systems, Inc.	23,320	16,791,333
NetApp, Inc.	100,313	8,939,895
Nice Ltd., ADR (Israel)(b)(c)	24,048	5,895,367
Nutanix, Inc., Class A(b)	118,004	7,453,133
Okta, Inc.(b)(c)	76,422	8,200,081
Open Text Corp. (Canada)	131,624	5,066,208
PTC, Inc.(b)	58,075	10,628,306
Qorvo, Inc.(b)	47,180	5,404,469
Seagate Technology Holdings PLC(c)	101,865	9,478,538
Skyworks Solutions, Inc.	77,932	8,176,625
Super Micro Computer, Inc.(b)(c)	25,978	22,500,065
Teradyne, Inc.	74,481	7,715,487
Trimble, Inc.(b)	120,599	7,379,453
VeriSign, Inc.(b)	49,719	9,709,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	157,925	$9,391,800
Zebra Technologies Corp., Class A(b)	25,042	6,998,738
Zoom Video Communications, Inc., Class A(b)	125,523	8,878,242

		264,902,697

Materials-1.47%
Steel Dynamics, Inc.	78,826	10,548,495

Real Estate-0.85%
Zillow Group, Inc., Class A(b)(c)	27,008	1,460,052
Zillow Group, Inc., Class C(b)(c)	83,219	4,672,747

		6,132,799

Utilities-1.59%
Alliant Energy Corp.(c)	123,709	5,907,105
Evergy, Inc.	111,364	5,516,972

		11,424,077

Total Common Stocks & Other Equity Interests (Cost $690,164,310)		718,739,788

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $164,611)	164,611	164,611

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $690,328,921)		718,904,399

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.28%
Invesco Private Government Fund, 5.29%(d)(e)(f)	36,794,682	$36,794,682
Invesco Private Prime Fund, 5.49%(d)(e)(f)	94,673,311	94,720,648

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,529,261)		131,515,330

TOTAL INVESTMENTS IN SECURITIES-118.22% (Cost $821,858,182)		850,419,729
OTHER ASSETS LESS LIABILITIES-(18.22)%		(131,081,901)

NET ASSETS-100.00%		$719,337,828

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$100,009	$2,238,140	$(2,173,538)	$-	$-	$164,611	$2,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco NASDAQ Next Gen 100 ETF (QQQJ)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$20,494,896	$185,269,208	$(168,969,422)	$-	$-	$36,794,682	$698,725	*

Invesco Private Prime Fund	52,701,161	329,762,594	(287,774,265)	(12,465)	43,623	94,720,648	1,872,233	*

Total	$73,296,066	$517,269,942	$(458,917,225)	$(12,465)	$43,623	$131,679,941	$2,573,476

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	36.83

Health Care	21.09

Consumer Discretionary	16.22

Industrials	12.24

Communication Services	6.66

Sector Types Each Less Than 3%	6.88

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco ESG	Invesco ESG		Invesco NASDAQ	Invesco NASDAQ
	NASDAQ 100	NASDAQ Next Gen	Invesco NASDAQ	Future Gen 200	Next Gen 100
	ETF (QQMG)	100 ETF (QQJG)	100 ETF (QQQM)	ETF (QQQS)	ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$36,115,208	$4,963,733	$22,305,957,221	$8,250,294	$718,739,788
Affiliated investments in securities, at value	601,519	1,071,726	433,403,812	4,584,140	131,679,941
Receivable for:
Dividends	26,644	2,489	19,037,197	1,344	374,230
Securities lending	1,404	431	981,062	5,411	76,706
Investments sold	-	-	23,309,133	-	1,116,861
Fund shares sold	-	-	28,790,239	-	-
Foreign tax reclaims	-	-	-	-	81,131

Total assets	36,744,775	6,038,379	22,811,478,664	12,841,189	852,068,657

Liabilities:
Due to custodian	-	-	7,174,937	-	-
Payable for:
Investments purchased	-	-	28,807,114	-	-
Collateral upon return of securities loaned	592,805	1,068,527	433,437,484	4,584,317	131,529,261
Fund shares repurchased	-	-	23,293,127	-	1,118,568
Accrued unitary management fees	5,376	762	2,621,612	1,263	83,000
Accrued tax expenses	-	65	-	-	-

Total liabilities	598,181	1,069,354	495,334,274	4,585,580	132,730,829

Net Assets	$36,146,594	$4,969,025	$22,316,144,390	$8,255,609	$719,337,828

Net assets consist of:
Shares of beneficial interest	$31,641,260	$4,966,255	$18,330,226,356	$8,968,547	$998,771,233
Distributable earnings (loss)	4,505,334	2,770	3,985,918,034	(712,938)	(279,433,405)

Net Assets	$36,146,594	$4,969,025	$22,316,144,390	$8,255,609	$719,337,828

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,001	225,001	123,350,001	300,001	25,520,001
Net asset value	$30.12	$22.08	$180.92	$27.52	$28.19

Market price	$30.13	$22.09	$180.76	$27.51	$28.18

Unaffiliated investments in securities, at cost	$31,097,085	$4,559,649	$18,530,870,200	$7,657,912	$690,164,310

Affiliated investments in securities, at cost	$601,549	$1,071,781	$433,437,484	$4,584,656	$131,693,872

(a) Includes securities on loan with an aggregate value of:	$585,614	$1,059,194	$423,624,417	$4,409,300	$128,852,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco ESG	Invesco ESG		Invesco NASDAQ	Invesco NASDAQ
	NASDAQ 100	NASDAQ Next Gen	Invesco NASDAQ	Future Gen 200	Next Gen 100
	ETF (QQMG)	100 ETF (QQJG)	100 ETF (QQQM)	ETF (QQQS)	ETF (QQQJ)
Investment income:
Unaffiliated dividend income	$114,289	$14,749	$86,774,620	$6,488	$2,455,755
Affiliated dividend income	165	40	149,234	77	2,518
Securities lending income, net	8,163	1,021	4,911,057	13,911	164,195
Foreign withholding tax	(266)	(287)	(134,947)	(19)	(16,881)

Total investment income	122,351	15,523	91,699,964	20,457	2,605,587

Expenses:
Unitary management fees	24,951	3,731	12,934,972	6,434	493,305
Tax expenses	-	65	-	-	-

Total expenses	24,951	3,796	12,934,972	6,434	493,305

Less: Waivers	(3)	(1)	(2,928)	(1)	(53)

Net expenses	24,948	3,795	12,932,044	6,433	493,252

Net investment income.	97,403	11,728	78,767,920	14,024	2,112,335

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(391,430)	(47,183)	(75,905,169)	(870,428)	(25,480,534)
Affiliated investment securities	356	269	159,814	1,049	43,623
In-kind redemptions	346,963	-	570,756,665	-	3,515,701
Foreign currencies	-	-	-	(2)	-

Net realized gain (loss)	(44,111)	(46,914)	495,011,310	(869,381)	(21,921,210)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,188,741	602,175	2,331,548,340	1,261,086	70,324,130
Affiliated investment securities	(20)	(44)	(33,672)	(515)	(12,465)

Change in net unrealized appreciation	4,188,721	602,131	2,331,514,668	1,260,571	70,311,665

Net realized and unrealized gain	4,144,610	555,217	2,826,525,978	391,190	48,390,455

Net increase in net assets resulting from operations	$4,242,013	$566,945	$2,905,293,898	$405,214	$50,502,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

(This Page Intentionally Left Blank)

21

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$97,403	$85,131	$11,728	$21,141
Net realized gain (loss)	(44,111)	(176,510)	(46,914)	(189,951)
Change in net unrealized appreciation (depreciation)	4,188,721	3,215,307	602,131	419,920

Net increase (decrease) in net assets resulting from operations	4,242,013	3,123,928	566,945	251,110

Distributions to Shareholders from:
Distributable earnings	(82,063)	(80,030)	(9,430)	(21,562)

Shareholder Transactions:
Proceeds from shares sold	15,218,512	6,189,831	1,413,460	449,447
Value of shares repurchased	(1,330,798)	(1,090,750)	-	(500,104)

Net increase (decrease) in net assets resulting from share transactions	13,887,714	5,099,081	1,413,460	(50,657)

Net increase (decrease) in net assets	18,047,664	8,142,979	1,970,975	178,891

Net assets:
Beginning of period	18,098,930	9,955,951	2,998,050	2,819,159

End of period	$36,146,594	$18,098,930	$4,969,025	$2,998,050

Changes in Shares Outstanding:
Shares sold	550,000	250,000	75,000	25,000
Shares repurchased	(50,000)	(50,000)	-	(25,000)
Shares outstanding, beginning of period	700,001	500,001	150,001	150,001

Shares outstanding, end of period	1,200,001	700,001	225,001	150,001

(a)	For the period October 11, 2022 (commencement of investment operations) through August 31, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ 100 ETF (QQQM)		Invesco NASDAQ Future Gen 200 ETF (QQQS)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Period Ended August 31, 2023(a)	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$78,767,920	$65,706,898	$14,024	$26,695	$2,112,335	$5,551,832
495,011,310	49,760,519	(869,381)	494,097	(21,921,210)	(145,036,872)
2,331,514,668	2,463,756,364	1,260,571	(668,705)	70,311,665	185,304,693

2,905,293,898	2,579,223,781	405,214	(147,913)	50,502,790	45,819,653

(64,169,213)	(57,866,694)	(16,362)	(23,525)	(2,139,293)	(6,555,564)

7,181,095,027	9,353,984,009	1,302,711	9,537,486	22,261,028	118,386,095
(2,188,983,620)	(2,306,446,027)	-	(2,802,002)	(55,459,329)	(256,647,775)

4,992,111,407	7,047,537,982	1,302,711	6,735,484	(33,198,301)	(138,261,680)

7,833,236,092	9,568,895,069	1,691,563	6,564,046	15,165,196	(98,997,591)

14,482,908,298	4,914,013,229	6,564,046	-	704,172,632	803,170,223

$22,316,144,390	$14,482,908,298	$8,255,609	$6,564,046	$719,337,828	$704,172,632

44,060,000	71,610,000	50,000	350,001	830,000	4,750,000
(13,870,000)	(18,360,000)	-	(100,000)	(2,190,000)	(10,290,000)
93,160,001	39,910,001	250,001	-	26,880,001	32,420,001

123,350,001	93,160,001	300,001	250,001	25,520,001	26,880,001

23

Financial Highlights

Invesco ESG NASDAQ 100 ETF (QQMG)

	Six Months Ended February 29, 2024		Year Ended August 31,	For the Period October 25, 2021(a) Through August 31,
	(Unaudited)		2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$25.86		$19.91	$25.00

Net investment income(b)	0.10		0.16	0.13
Net realized and unrealized gain (loss) on investments	4.25		5.95	(5.13)

Total from investment operations	4.35		6.11	(5.00)

Distributions to shareholders from:
Net investment income	(0.09)		(0.16)	(0.09)

Net asset value at end of period	$30.12		$25.86	$19.91

Market price at end of period(c)	$30.13		$25.88	$19.94

Net Asset Value Total Return(d)	16.87%		30.88%	(20.03	)%(e)
Market Price Total Return(d)	16.82%		30.78%	(19.91	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,147		$18,099	$9,956
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20%	0.20	%(f)
Net investment income	0.78	%(f)	0.76%	0.69	%(f)
Portfolio turnover rate(g)	10%		14%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights–(continued)

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

	Six Months Ended February 29, 2024		Year Ended August 31,	For the Period October 25, 2021(a) Through August 31,
	(Unaudited)		2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$19.99		$18.79	$25.00

Net investment income(b)	0.06		0.13	0.09
Net realized and unrealized gain (loss) on investments	2.08		1.20	(6.23)

Total from investment operations	2.14		1.33	(6.14)

Distributions to shareholders from:
Net investment income	(0.05)		(0.13)	(0.07)

Net asset value at end of period	$22.08		$19.99	$18.79

Market price at end of period(c)	$22.09		$20.00	$18.81

Net Asset Value Total Return(d)	10.74%		7.16%	(24.57	)%(e)
Market Price Total Return(d)	10.73%		7.10%	(24.49	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,969		$2,998	$2,819
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20%	0.20	%(f)
Net investment income	0.63	%(f)	0.67%	0.52	%(f)
Portfolio turnover rate(g)	30%		28%	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (23.10)%. The market price total return from Fund Inception to August 31, 2022 was (23.05)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights–(continued)

Invesco NASDAQ 100 ETF (QQQM)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period October 12, 2020(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$155.46		$123.13	$156.10	$120.98

Net investment income(b)	0.74		1.03	0.98	0.74
Net realized and unrealized gain (loss) on investments	25.35		32.29	(33.24)	34.93

Total from investment operations	26.09		33.32	(32.26)	35.67

Distributions to shareholders from:
Net investment income	(0.63)		(0.99)	(0.71)	(0.55)

Net asset value at end of period	$180.92		$155.46	$123.13	$156.10

Market price at end of period(c)	$180.76		$155.47	$123.29	$156.11

Net Asset Value Total Return(d)	16.84%		27.26%	(20.72)%	29.56	%(e)
Market Price Total Return(d)	16.72%		27.11%	(20.61)%	29.57	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,316,144		$14,482,908	$4,914,013	$1,809,161
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15%	0.15	%(f)
Net investment income	0.91	%(f)	0.78%	0.71%	0.61	%(f)
Portfolio turnover rate(g)	6%		27%	6%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights–(continued)

Invesco NASDAQ Future Gen 200 ETF (QQQS)

			For the Period
	Six Months Ended		October 11, 2022(a)
	February 29,		Through
	2024		August 31,
	(Unaudited)		2023
Per Share Operating Performance:
Net asset value at beginning of period	$26.26		$25.00

Net investment income(b)	0.05		0.14
Net realized and unrealized gain on investments	1.28		1.24

Total from investment operations	1.33		1.38

Distributions to shareholders from:
Net investment income	(0.07)		(0.12)

Net asset value at end of period	$27.52		$26.26

Market price at end of period(c)	$27.51		$26.26

Net Asset Value Total Return(d)	5.08%		5.51	%(e)
Market Price Total Return(d)	5.04%		5.51	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,256		$6,564
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20	%(f)
Net investment income	0.44	%(f)	0.56	%(f)
Portfolio turnover rate(g)	38%		61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to August 31, 2023 was 4.09%. The market price total return from Fund Inception to August 31, 2023 was 4.01%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights–(continued)

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period October 12, 2020(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$26.20		$24.77	$34.79	$26.71

Net investment income(b)	0.08		0.18	0.15	0.10
Net realized and unrealized gain (loss) on investments	1.99		1.46	(9.85)	8.06

Total from investment operations	2.07		1.64	(9.70)	8.16

Distributions to shareholders from:
Net investment income	(0.08)		(0.21)	(0.11)	(0.08)
Net realized gains	-		-	(0.21)	-

Total distributions	(0.08)		(0.21)	(0.32)	(0.08)

Net asset value at end of period	$28.19		$26.20	$24.77	$34.79

Market price at end of period(c)	$28.18		$26.20	$24.80	$34.77

Net Asset Value Total Return(d)	7.94%		6.70%	(28.06)%	30.58	%(e)
Market Price Total Return(d)	7.90%		6.57%	(27.93)%	30.51	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$719,338		$704,173	$803,170	$1,209,202
Ratio to average net assets of:
Expenses	0.15	%(f)	0.15%	0.15%	0.15	%(f)
Net investment income	0.64	%(f)	0.74%	0.50%	0.35	%(f)
Portfolio turnover rate(g)	28%		31%	45%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco ESG NASDAQ 100 ETF (QQMG)	“ESG NASDAQ 100 ETF”

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	“ESG NASDAQ Next Gen 100 ETF”

Invesco NASDAQ 100 ETF (QQQM)	“NASDAQ 100 ETF”

Invesco NASDAQ Future Gen 200 ETF (QQQS)	“NASDAQ Future Gen 200 ETF”

Invesco NASDAQ Next Gen 100 ETF (QQQJ)	“NASDAQ Next Gen 100 ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index

ESG NASDAQ 100 ETF	Nasdaq-100® ESG Index

ESG NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 ESG Index®

NASDAQ 100 ETF	NASDAQ-100 Index®

NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion Cap IndexTM

NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

29

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

31

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

ESG NASDAQ 100 ETF	$602

ESG NASDAQ Next Gen 100 ETF	108

NASDAQ 100 ETF	292,775

NASDAQ Future Gen 200 ETF	787

NASDAQ Next Gen 100 ETF	15,504

J.

Foreign Currency Translations -Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are

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translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.	Other Risks

ADR Risk. The Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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ESG Risk. Because the underlying indexes of ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF evaluate ESG factors to assess and exclude certain investments for non-financial reasons, such Funds may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under a Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, ESG NASDAQ 100 ETF and ESG NASDAQ Next Gen 100 ETF may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by a Fund’s underlying index to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the index’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in a Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying

34

and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund (except Nasdaq Next Gen 100 ETF) is non-diversified, and to the extent Nasdaq Next Gen 100 ETF becomes non-diversified, and can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

ESG NASDAQ 100 ETF	0.20%

ESG NASDAQ Next Gen 100 ETF	0.20%

NASDAQ 100 ETF	0.15%

NASDAQ Future Gen 200 ETF	0.20%

NASDAQ Next Gen 100 ETF	0.15%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

ESG NASDAQ 100 ETF	$3

ESG NASDAQ Next Gen 100 ETF	1

NASDAQ 100 ETF	2,928

NASDAQ Future Gen 200 ETF	1

NASDAQ Next Gen 100 ETF	53
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

35

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

ESG NASDAQ 100 ETF	$128

ESG NASDAQ Next Gen 100 ETF	248

NASDAQ 100 ETF	5,299

NASDAQ Future Gen 200 ETF	10,429

NASDAQ Next Gen 100 ETF	45,337

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

ESG NASDAQ 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$36,115,208	$-	$-	$36,115,208

Money Market Funds	8,744	592,775	-	601,519

Total Investments	$36,123,952	$592,775	$-	$36,716,727

ESG NASDAQ Next Gen 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$4,963,733	$-	$-	$4,963,733

Money Market Funds	3,254	1,068,472	-	1,071,726

Total Investments	$4,966,987	$1,068,472	$-	$6,035,459

NASDAQ 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$22,305,957,221	$-	$-	$22,305,957,221

Money Market Funds	-	433,403,812	-	433,403,812

Total Investments	$22,305,957,221	$433,403,812	$-	$22,739,361,033

NASDAQ Future Gen 200 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,245,375	$-	$4,919	$8,250,294

Money Market Funds	339	4,583,801	-	4,584,140

Total Investments	$8,245,714	$4,583,801	$4,919	$12,834,434

36

	Level 1	Level 2	Level 3	Total

NASDAQ Next Gen 100 ETF

Investments in Securities

Common Stocks & Other Equity Interests	$718,739,788	$-	$-	$718,739,788

Money Market Funds	164,611	131,515,330	-	131,679,941

Total Investments	$718,904,399	$131,515,330	$-	$850,419,729

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

ESG NASDAQ 100 ETF	$297,726	$199,995	$497,721

ESG NASDAQ Next Gen 100 ETF	205,820	132,530	338,350

NASDAQ 100 ETF	35,548,624	262,624,871	298,173,495

NASDAQ Future Gen 200 ETF	432,723	-	432,723

NASDAQ Next Gen 100 ETF	161,686,822	123,600,952	285,287,774

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

ESG NASDAQ 100 ETF	$2,580,737	$2,573,917

ESG NASDAQ Next Gen 100 ETF	1,150,080	1,149,135

NASDAQ 100 ETF	1,126,069,907	1,108,866,319

NASDAQ Future Gen 200 ETF	2,473,920	2,475,231

NASDAQ Next Gen 100 ETF	187,368,019	187,395,242

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

ESG NASDAQ 100 ETF	$15,202,919	$1,328,691

ESG NASDAQ Next Gen 100 ETF	1,412,888	-

NASDAQ 100 ETF	7,187,170,686	2,190,577,112

NASDAQ Future Gen 200 ETF	1,300,130	-

NASDAQ Next Gen 100 ETF	22,229,004	55,379,509

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

37

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

ESG NASDAQ 100 ETF	$5,756,070	$(744,415)	$5,011,655	$31,705,072

ESG NASDAQ Next Gen 100 ETF	663,270	(283,809)	379,461	5,655,998

NASDAQ 100 ETF	4,226,789,154	(469,589,893)	3,757,199,261	18,982,161,772

NASDAQ Future Gen 200 ETF	1,481,385	(901,246)	580,139	12,254,295

NASDAQ Next Gen 100 ETF	102,463,852	(76,390,353)	26,073,499	824,346,230

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

38

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco ESG NASDAQ 100 ETF (QQMG)

Actual	$1,000.00	$1,168.70	0.20%	$1.08

Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)

Actual	1,000.00	1,107.40	0.20	1.05

Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

Invesco NASDAQ 100 ETF (QQQM)

Actual	1,000.00	1,168.40	0.15	0.81

Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.15	0.75

Invesco NASDAQ Future Gen 200 ETF (QQQS)

Actual	1,000.00	1,050.80	0.20	1.02

Hypothetical (5% return before expenses)	1,000.00	1,023.87	0.20	1.01

Invesco NASDAQ Next Gen 100 ETF (QQQJ)

Actual	1,000.00	1,079.40	0.15	0.78

Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.15	0.75

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

39

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-TRST2-SAR-1	invesco.com/ETFs

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Brian Hartigan
Name:	Brian Hartigan
Title:	President

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian Hartigan
Name:	Brian Hartigan
Title:	President

Date: April 25, 2024

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date: April 25, 2024